UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

August 31, 2023

Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell US Multifactor ETF (DEUS)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this annual report on four of our equity ETFs for the period ended August 31, 2023.

Global equities surged during the year, supported by economic resilience and robust corporate earnings, even as the Russia-Ukraine war and interest-rate hikes to contain inflation hurt market sentiment. While inflation cooled somewhat, it remained above most central banks’ targeted range. The last two quarters saw China, Japan, and the U.K. recovering faster than other regions, owing to an inflationary drop, and rebound in consumer confidence. The lifting of COVID-19 induced stringent norms also helped growth. Meanwhile, U.S. equities showed signs of strength over the period despite high inflation levels and the consequent rate hikes by the U.S. Federal Reserve Board. Tight labor-market conditions kept inflation levels high with mild signs of cooling. Meanwhile, the US economy expanded at a decent pace despite looming fears of a recession. By February 2023, the unemployment rate had dipped to its lowest level in 53 years. Q1 2023 saw a brief turmoil with the collapse of Silicon Valley Bank, followed by financial sector disruption in the U.S. and Europe witnessing major selloffs. Despite certain debt-ceiling concerns, the U.S. market stood firm in Q2 2023, with technology stocks driving the surge.

Eurozone equities recovered during the review period on upbeat corporate earnings, strong business activity, falling energy prices, and a milder-than-expected winter, leading to a slowdown in headline inflation. However, the European Central Bank maintained a hawkish stance and reiterated that it would work toward achieving a target inflation rate of 2%. This was followed by the Swiss government brokering the rescue of Credit Suisse by UBS; this timely intervention averted a major global banking crisis. Moreover, Germany’s economy stagnated, weighed down by weak economic indicators; speculations suggest that it is heading toward a recession, with the steepest decline in business activity in three years. The overall PMI1 dropped with reduced input even as supply bottlenecks eased.

U.K. equities rallied in 2022 and continued growing in the first two quarters of 2023, with economically sensitive areas outperforming, boosting consumer confidence. Inflation softened but touched an all-time high in May 2023, which led to a slight dip. Elsewhere, Japan’s stocks also expanded on the back of a surprise adjustment of its yield curve policy and improved corporate earnings. The Chinese economy also recovered on the lifting of the country’s zero-COVID-19 policy, boosting business activities despite property crisis stagnating the growth.

Our analysts believe central banks’ successive rate hikes to curb rising prices will likely weigh on the global economy in 2023 and 2024, considerably slowing its growth compared with 2022. Meanwhile, growth in the U.S. has remained resilient, compared with other major global economies, raising hopes of a soft landing for the economy, thereby skirting a recession. On the other hand, we believe Europe is likely to enter into a recession in 2024, with growth dynamics remaining weak and manufacturing activity expected to contract further. By contrast, growth in emerging and developing markets will likely remain strong over the next year.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Purchasing Managers’ Indexes (PMI) are economic indicators derived from monthly surveys of private sector companies.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

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DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers FTSE Developed ex-US Multifactor Factor ETF

The Xtrackers FTSE Developed ex-US Multifactor Factor ETF (DEEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex-US Comprehensive Factor Index (the DEEF Index). The DEEF Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the DEEF Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). For the 12-month period ended August 31, 2023, DEEF shares returned 11.59%, compared to the DEEF Index return of 11.92%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Financials and Consumer Discretionary. The Real Estate sector was the only negative contributor to performance. From a geographical perspective Israel, Hong Kong and Norway are the most significant detractors. However, Japan, United Kingdom and France contributed positively to the performance.

Xtrackers MSCI Kokusai Equity ETF

The Xtrackers MSCI Kokusai Equity ETF (KOKU) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the KOKU Index). The KOKU Index is also known as the MSCI World ex-Japan Index. The KOKU Index is designed to track the performance of equity markets in developed markets (excluding Japan). For the 12-month period ended August 31, 2023, KOKU shares returned 16.02%, compared to the KOKU Index return of 15.62%.

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Industrials and Financials. The Real Estate and Utilities sectors were the only negative contributors to performance. From a geographical perspective Hong Kong, Israel and Norway are the most significant detractors. However, United States, France and Germany contributed positively to the performance.

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

The Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the QARP Index). The QARP Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the QARP Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the Unites States. For the 12-month period ended August 31, 2023, QARP shares returned 17.63%, compared to the QARP Index return of 17.88%.

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Communication Services and Consumer Discretionary. The Utilities and Health Care sectors were the only negative contributors to performance.

Xtrackers Russell US Multifactor ETF

The Xtrackers Russell US Multifactor ETF (DEUS) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the DEUS Index). The DEUS Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the DEUS Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the Unites States. For the 12-month period ended August 31, 2023, DEUS shares returned 10.12%, compared to the DEUS Index return of 10.27%.

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Industrials, Information Technology and Consumer Discretionary. The Utilities, Consumer Staples and Real Estate sectors detracted from performance.

*************************

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-13 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers FTSE Developed ex US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Returns

	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	11.59%	12.10%	11.92%	16.13%
Five Year	2.43%	2.42%	2.77%	4.38%
Since Inception[1]	4.54%	4.51%	5.03%	5.72%

Cumulative Total Returns

	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	11.59%	12.10%	11.92%	16.13%
Five Year	12.77%	12.68%	14.63%	23.92%
Since Inception[1]	41.16%	40.87%	46.49%	54.11%

1 Total returns are calculated based on the commencement of operations, November 24, 2015 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 24, 2015.

Sector Diversification* as of August 31, 2023

Industrials	22.6%
Materials	13.7%
Consumer Discretionary	12.0%
Consumer Staples	11.9%
Financials	11.4%
Utilities	7.1%
Information Technology	4.8%
Communication Services	4.6%
Real Estate	4.6%
Energy	3.8%
Health Care	3.5%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (6.8% of Net Assets)

Description	% of Net Assets
3i Group PLC (United Kingdom)	1.2%
Fairfax Financial Holdings Ltd. (Canada)	0.8%
Koninklijke Ahold Delhaize NV (Netherlands)	0.8%
Woolworths Group Ltd. (Australia)	0.7%
Repsol SA (Spain)	0.6%
Brambles Ltd. (Australia)	0.6%
Yara International ASA (Norway)	0.6%
Carlsberg A/S (Denmark)	0.5%
Mitsui & Co. Ltd. (Japan)	0.5%
Admiral Group PLC (United Kingdom)	0.5%

Country Diversification* as of August 31, 2023

Japan	31.7%
United Kingdom	10.7%
Australia	10.4%
Canada	5.4%
South Korea	5.2%
France	5.0%
Germany	3.6%
Switzerland	3.5%
Singapore	3.2%
Netherlands	3.0%
Sweden	2.5%
Italy	2.5%
Spain	2.2%
Other	11.1%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers MSCI Kokusai Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the “Underlying Index”). The MSCI Kokusai Index is also known as the MSCI World ex Japan Index. The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance throughout the world. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Returns

	Net Asset Value	Market Value	MSCI Kokusai Index	MSCI World Index
One Year	16.02%	16.03%	15.62%	15.60%
Since Inception[1]	17.06%	17.02%	16.70%	16.11%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Kokusai Index	MSCI World Index
One Year	16.02%	16.03%	15.62%	15.60%
Since Inception[1]	70.83%	70.65%	69.04%	66.16%

1 Total returns are calculated based on the commencement of operations, April 8, 2020 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.09%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Kokusai Equity ETF (KOKU) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, April 8, 2020.

Sector Diversification* as of August 31, 2023

Information Technology	22.8%
Financials	14.9%
Health Care	12.9%
Consumer Discretionary	10.5%
Industrials	10.1%
Consumer Staples	7.3%
Communication Services	7.2%
Energy	5.1%
Materials	4.1%
Utilities	2.7%
Real Estate	2.4%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (22.5% of Net Assets)

Description	% of Net Assets
Apple, Inc. (United States)	5.5%
Microsoft Corp. (United States)	4.3%
Alphabet, Inc. (United States)	2.9%
Amazon.com, Inc. (United States)	2.4%
NVIDIA Corp. (United States)	2.3%
Tesla, Inc. (United States)	1.4%
Meta Platforms, Inc. (United States)	1.2%
Berkshire Hathaway, Inc. (United States)	0.9%
Eli Lilly & Co. (United States)	0.8%
Exxon Mobil Corp. (United States)	0.8%

Country Diversification* as of August 31, 2023

United States	72.9%
United Kingdom	4.2%
Canada	3.5%
France	3.4%
Switzerland	3.3%
Germany	2.4%
Australia	2.1%
Other	8.2%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 29.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Returns

	Net Asset Value	Market Value	Russell 1000 2Qual/Val 5% Capped Factor Index	Russell 1000 Index Total Return
One Year	17.63%	17.71%	17.88%	15.40%
Five Year	11.46%	11.47%	11.71%	10.77%
Since Inception[1]	12.43%	12.44%	12.68%	12.00%

Cumulative Total Returns

	Net Asset Value	Market Value	Russell 1000 2Qual/Val 5% Capped Factor Index	Russell 1000 Index Total Return
One Year	17.63%	17.71%	17.88%	15.40%
Five Year	72.06%	72.11%	73.99%	66.78%
Since Inception[1]	88.43%	88.56%	90.78%	84.65%

1 Total returns are calculated based on the commencement of operations, April 5, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.19%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, April 5, 2018.

Sector Diversification* as of August 31, 2023

Information Technology	21.1%
Health Care	12.6%
Consumer Discretionary	12.4%
Energy	11.8%
Communication Services	11.2%
Consumer Staples	8.8%
Industrials	8.8%
Financials	8.8%
Materials	3.3%
Real Estate	1.1%
Utilities	0.1%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (31.2% of Net Assets)

Description	% of Net Assets
Alphabet, Inc.	5.2%
Apple, Inc.	5.0%
Microsoft Corp.	4.8%
Exxon Mobil Corp.	4.0%
Meta Platforms, Inc.	3.6%
Chevron Corp.	2.3%
Walmart, Inc.	2.3%
Costco Wholesale Corp.	2.0%
Pfizer, Inc.	2.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 43.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell US Multifactor ETF (DEUS)

Xtrackers Russell US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Returns

	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	10.12%	10.15%	10.27%	15.40%
Five Year	7.61%	7.60%	7.73%	10.77%
Since Inception[1]	9.72%	9.71%	9.89%	12.24%

Cumulative Total Returns

	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	10.12%	10.15%	10.27%	15.40%
Five Year	44.29%	44.21%	45.14%	66.78%
Since Inception[1]	105.63%	105.57%	108.12%	145.38%

1 Total returns are calculated based on the commencement of operations, November 24, 2015 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 22, 2022, was 0.17%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell US Multifactor ETF (DEUS) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 24, 2015.

Sector Diversification* as of August 31, 2023

Industrials	20.8%
Information Technology	16.2%
Consumer Discretionary	15.6%
Health Care	11.1%
Financials	9.3%
Materials	6.9%
Consumer Staples	6.5%
Energy	5.0%
Utilities	3.3%
Real Estate	3.1%
Communication Services	2.2%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (8.7% of Net Assets)

Description	% of Net Assets
Cardinal Health, Inc.	1.1%
Marathon Petroleum Corp.	1.0%
McKesson Corp.	1.0%
NVR, Inc.	0.9%
Cencora, Inc.	0.9%
Lennar Corp.	0.8%
CDW Corp.	0.8%
Reliance Steel & Aluminum Co.	0.8%
Jabil, Inc.	0.7%
Nucor Corp.	0.7%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 48.

13

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Multifactor ETF
Actual	$1,000.00	$1,054.58	0.24%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.24%	$1.22
Xtrackers MSCI Kokusai Equity ETF
Actual	$1,000.00	$1,113.10	0.09%	$0.48
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	0.09%	$0.46
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Actual	$1,000.00	$1,145.20	0.19%	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
Xtrackers Russell US Multifactor ETF
Actual	$1,000.00	$1,044.00	0.17%	$0.88
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.17%	$0.87

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

14

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 98.9%
Australia — 10.3%
AGL Energy Ltd.	28,998	$208,276
ALS Ltd.	3,243	24,805
Altium Ltd.	868	27,214
Alumina Ltd.*	7,942	5,555
AMP Ltd.	29,798	24,413
Ampol Ltd.	7,469	170,757
Ansell Ltd.	3,720	56,786
ANZ Group Holdings Ltd.	1,777	29,152
APA Group (a)	4,924	28,669
Aristocrat Leisure Ltd.	1,739	46,064
ASX Ltd.	569	21,223
Atlas Arteria Ltd. (a)	1,564	6,159
Aurizon Holdings Ltd.	66,560	157,343
Beach Energy Ltd.	7,137	7,188
Bendigo & Adelaide Bank Ltd.	2,934	18,071
BHP Group Ltd.	2,193	63,700
BlueScope Steel Ltd.	16,813	228,777
Boral Ltd.*	10,325	31,563
Brambles Ltd.	38,214	370,497
carsales.com Ltd.	1,155	21,499
Challenger Ltd.	2,458	10,841
Charter Hall Group REIT	7,610	53,426
Cleanaway Waste Management Ltd.	14,897	25,278
Cochlear Ltd.	655	115,169
Coles Group Ltd.	14,436	152,116
Commonwealth Bank of Australia	145	9,596
Computershare Ltd.	4,936	80,495
CSL Ltd.	148	26,218
CSR Ltd.	19,609	74,929
Deterra Royalties Ltd.	17,291	49,833
Dexus REIT	21,303	106,926
Domino’s Pizza Enterprises Ltd.	188	6,581
Downer EDI Ltd.	5,880	16,299
EBOS Group Ltd.	844	19,072
Endeavour Group Ltd.	13,401	47,735
Fortescue Metals Group Ltd.	1,935	26,856
Goodman Group REIT	6,551	99,111
GPT Group REIT	13,077	35,571
Harvey Norman Holdings Ltd.	9,636	25,213
IDP Education Ltd.	306	4,881
IGO Ltd.	496	4,472
Iluka Resources Ltd.	12,317	68,045
Incitec Pivot Ltd.	41,671	79,075
Insurance Australia Group Ltd.	23,964	90,328
JB Hi-Fi Ltd.	4,455	131,771
Lottery Corp. Ltd.	13,670	44,621
Macquarie Group Ltd.	567	65,192
Medibank Pvt Ltd.	115,935	274,812
Metcash Ltd.	35,913	86,756
Mineral Resources Ltd.	82	3,799
Mirvac Group REIT	58,351	91,454
National Australia Bank Ltd.	724	13,579
New Hope Corp. Ltd.	4,457	16,251
Newcrest Mining Ltd.	892	15,038
NEXTDC Ltd.*	1,103	9,672
Northern Star Resources Ltd.	3,550	27,383

	Number of Shares	Value
Australia (Continued)
Orica Ltd.	3,006	$30,585
Origin Energy Ltd.	2,664	15,028
Orora Ltd. (b)	28,412	64,772
Perpetual Ltd.	522	7,123
Platinum Asset Management Ltd.	26,844	24,861
Qantas Airways Ltd.*	7,520	28,784
QBE Insurance Group Ltd.	16,130	156,490
Qube Holdings Ltd.	31,884	63,394
Ramsay Health Care Ltd.	985	32,822
REA Group Ltd.	262	28,011
Reece Ltd.	723	9,552
Region RE Ltd. REIT	47,202	66,032
Rio Tinto Ltd.	3,257	238,151
Santos Ltd.	7,049	35,016
Scentre Group REIT	7,613	13,559
SEEK Ltd.	802	12,004
Seven Group Holdings Ltd.	2,970	53,782
Sims Ltd.	1,464	14,545
Sonic Healthcare Ltd.	9,179	191,184
South32 Ltd.	73,195	161,176
Steadfast Group Ltd.	32,145	117,418
Stockland REIT	44,589	122,443
Suncorp Group Ltd.	10,550	93,130
Tabcorp Holdings Ltd.	145,946	103,502
Telstra Group Ltd.	15,354	39,875
TPG Telecom Ltd.	1,408	5,134
Transurban Group (a)	1,972	16,935
Treasury Wine Estates Ltd.	5,550	41,947
Vicinity Ltd. REIT	123,402	149,453
Washington H Soul Pattinson & Co. Ltd.	1,586	33,907
Wesfarmers Ltd.	3,805	132,752
Westpac Banking Corp.	1,885	26,797
Whitehaven Coal Ltd.	3,770	14,870
Woodside Energy Group Ltd.	4,224	101,275
Woolworths Group Ltd.	16,224	400,650
Worley Ltd.	1,060	11,993
Yancoal Australia Ltd.	1,475	5,053

(Cost $6,246,253)		6,220,110

Austria — 0.4%
ANDRITZ AG	1,295	68,984
Erste Group Bank AG	231	8,266
OMV AG	343	15,922
Raiffeisen Bank International AG*	586	8,427
Telekom Austria AG*	8,729	65,560
voestalpine AG	3,060	89,605

(Cost $257,164)		256,764

Belgium — 0.9%
Ackermans & van Haaren NV	433	68,238
Ageas SA/NV	738	29,380
Anheuser-Busch InBev SA/NV	77	4,387
D’ieteren Group	222	36,335
Elia Group SA/NV	979	113,162
Groupe Bruxelles Lambert NV	93	7,506
KBC Group NV	219	14,395
Lotus Bakeries NV	10	78,905
Sofina SA	49	11,041

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Belgium (Continued)
Solvay SA	957	$111,035
UCB SA	57	5,122
Umicore SA	583	15,484
Warehouses De Pauw CVA REIT	485	13,897

(Cost $535,844)		508,887

Bermuda — 0.0%
Hiscox Ltd. (Cost $15,691)	1,236	15,623

Canada — 5.4%
Alimentation Couche-Tard, Inc.	4,597	240,086
Bank of Montreal	166	14,278
Bank of Nova Scotia	421	19,952
Barrick Gold Corp.	234	3,788
BCE, Inc.	463	19,588
Brookfield Asset Management Ltd., Class A	4,160	143,561
Brookfield Corp.	270	9,204
Canadian Imperial Bank of Commerce	323	12,782
Canadian National Railway Co.	451	50,735
Canadian Pacific Kansas City Ltd.	523	41,463
Canadian Tire Corp. Ltd., Class A	451	53,435
CGI, Inc.*	2,503	260,669
Constellation Software, Inc.	38	77,954
Dollarama, Inc.	2,499	161,822
Enbridge, Inc.	197	6,908
Fairfax Financial Holdings Ltd.	572	471,091
Fortis, Inc.	2,063	80,800
Franco-Nevada Corp.	279	40,142
George Weston Ltd.	1,231	136,343
Great-West Lifeco, Inc.	714	20,492
Hydro One Ltd., 144A	3,484	90,438
IGM Financial, Inc.	1,280	36,443
Imperial Oil Ltd.	418	23,706
Intact Financial Corp.	1,233	173,611
Loblaw Cos. Ltd.	1,113	96,521
Magna International, Inc.	1,224	71,905
Manulife Financial Corp.	2,238	41,321
Metro, Inc.	3,971	204,398
National Bank of Canada	373	25,962
Nutrien Ltd.	486	30,745
Power Corp. of Canada	1,822	49,693
Restaurant Brands International, Inc.	640	44,395
Royal Bank of Canada	56	5,039
Saputo, Inc.	2,895	62,503
Sun Life Financial, Inc.	994	48,423
Suncor Energy, Inc.	1,447	48,952
TC Energy Corp.	108	3,895
Teck Resources Ltd., Class B	449	18,545
TELUS Corp.	661	11,593
Thomson Reuters Corp.	325	41,795
Toronto-Dominion Bank	99	6,031
Tourmaline Oil Corp.	2,288	117,178
Waste Connections, Inc.	538	73,661
Wheaton Precious Metals Corp.	717	31,235

(Cost $2,777,824)		3,223,081

	Number of Shares	Value
Chile — 0.0%
Antofagasta PLC (Cost $14,855)	1,032	$18,935

China — 0.1%
Lenovo Group Ltd. (Cost $37,549)	49,778	56,305

Denmark — 1.1%
A.P. Moller — Maersk A/S, Class A	4	7,176
A.P. Moller — Maersk A/S, Class B	1	1,821
Carlsberg A/S, Class B	2,126	308,360
Chr Hansen Holding A/S	502	32,853
Coloplast A/S, Class B	95	10,863
Danske Bank A/S	697	15,697
DSV A/S	446	84,921
Genmab A/S*	216	83,041
H Lundbeck A/S	5,642	28,724
H Lundbeck A/S, Class A	1,562	6,988
Novo Nordisk A/S, Class B	104	19,295
Novozymes A/S, Class B	424	18,431
Orsted AS, 144A	131	8,441
Pandora A/S	130	13,513
Royal Unibrew A/S	138	12,122
Tryg A/S	660	12,615

(Cost $641,281)		664,861

Finland — 1.1%
Elisa OYJ	2,220	109,077
Huhtamaki OYJ	3,069	105,624
Kesko OYJ, Class B	2,641	51,653
Kone OYJ, Class B	1,695	77,266
Metso Corp.	546	6,296
Neste OYJ	557	20,421
Nokia OYJ	7,170	28,692
Nordea Bank Abp	768	8,434
Orion OYJ, Class B	2,755	112,997
Sampo OYJ, Class A	959	42,186
Stora Enso OYJ, Class R	1,926	24,573
UPM-Kymmene OYJ	1,956	67,128
Valmet OYJ	128	3,265
Wartsila OYJ Abp	414	5,268

(Cost $754,932)		662,880

France — 5.0%
Accor SA	890	31,964
Aeroports de Paris	40	5,279
Air Liquide SA	321	58,134
Airbus SE	38	5,583
ALD SA, 144A	1,948	18,891
Alstom SA	1,113	30,816
Amundi SA, 144A	552	32,981
Arkema SA	354	37,130
AXA SA	437	13,174
BioMerieux	246	25,525
BNP Paribas SA	31	2,009
Bollore SE	14,094	83,598
Bouygues SA	1,282	44,386
Bureau Veritas SA	2,369	63,611
Capgemini SE	141	26,375

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
France (Continued)
Carrefour SA	6,559	$125,789
Cie de L’Odet SE	14	21,881
Cie de Saint-Gobain SA	1,455	95,004
Cie Generale des Etablissements Michelin SCA	4,619	144,933
Credit Agricole SA	928	11,740
Danone SA	1,108	64,734
Dassault Aviation SA	322	63,466
Dassault Systemes SE	167	6,636
Edenred	1,758	112,269
Eiffage SA	1,263	125,181
Engie SA	14,220	229,807
EssilorLuxottica SA	152	28,689
Eurazeo SE	2,468	145,852
Gecina SA REIT	30	3,219
Getlink SE	3,183	53,392
Hermes International SCA	3	6,189
Ipsen SA	195	25,355
JCDecaux SE*	322	5,990
Kering SA	20	10,728
La Francaise des Jeux SAEM, 144A	583	21,134
Legrand SA	793	78,408
L’Oreal SA	18	7,928
LVMH Moet Hennessy Louis Vuitton SE	14	11,885
Orange SA	12,264	137,873
Pernod Ricard SA	219	43,070
Publicis Groupe SA	2,209	172,767
Remy Cointreau SA*	106	16,446
Renault SA	138	5,592
Rexel SA	1,818	42,818
Safran SA	41	6,599
Sanofi	364	38,969
Sartorius Stedim Biotech	14	3,983
Schneider Electric SE	271	46,643
SCOR SE	271	8,453
SEB SA	180	19,829
Societe Generale SA	408	11,609
Sodexo SA	685	73,618
Teleperformance SE	59	8,187
Thales SA	258	37,747
TotalEnergies SE	788	49,665
Valeo SE	290	5,666
Veolia Environnement SA	2,542	79,624
Vinci SA	878	98,114
Vivendi SE	4,490	40,984
Wendel SE	1,700	155,818
Worldline SA, 144A*	141	4,603

(Cost $2,793,298)		2,988,342

Germany — 3.3%
adidas AG	42	8,407
Allianz SE	31	7,548
BASF SE	1,587	80,593
Bayer AG	606	33,241
Bayerische Motoren Werke AG	807	85,109
Bechtle AG	239	11,657
Beiersdorf AG	643	84,304

	Number of Shares	Value
Germany (Continued)
Brenntag SE	464	$37,639
Carl Zeiss Meditec AG	36	3,584
Continental AG	539	40,143
Covestro AG, 144A*	2,163	115,197
CTS Eventim AG & Co. KGaA	135	8,425
Daimler Truck Holding AG	1,093	38,543
Deutsche Bank AG (c)	537	5,858
Deutsche Boerse AG	80	14,227
Deutsche Telekom AG	2,993	64,131
DHL Group	1,562	73,043
E.ON SE	13,527	167,076
Evonik Industries AG	1,129	21,695
Fielmann Group AG	161	7,570
Fresenius Medical Care AG & Co. KGaA	73	3,530
Fresenius SE & Co. KGaA	1,378	44,285
FUCHS SE	1,337	43,969
GEA Group AG	1,813	71,626
Hannover Rueck SE	204	43,452
Heidelberg Materials AG	2,166	174,623
Hella GmbH & Co. KGaA	74	5,285
Henkel AG & Co. KGaA	502	34,750
HOCHTIEF AG	329	35,226
Infineon Technologies AG	395	14,154
Knorr-Bremse AG	297	20,340
LANXESS AG	210	6,651
LEG Immobilien SE*	265	19,155
Mercedes-Benz Group AG	524	38,412
Merck KGaA	236	42,520
METRO AG*	3,812	30,410
MTU Aero Engines AG	112	26,232
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	106	41,210
Puma SE	55	3,701
Rational AG	13	9,926
Rheinmetall AG	37	10,092
RWE AG	4,021	166,101
SAP SE	114	15,939
Scout24 SE, 144A	887	61,247
Siemens AG	86	12,963
Siemens Energy AG*	286	4,085
Symrise AG	90	9,393
Talanx AG	192	12,930
Telefonica Deutschland Holding AG	32,130	61,166
Traton SE	316	6,513
United Internet AG	185	3,564
Wacker Chemie AG	24	3,545

(Cost $1,871,100)		1,984,985

Hong Kong — 1.8%
AIA Group Ltd.	2,713	24,633
ASMPT Ltd.	1,405	14,074
Bank of East Asia Ltd.	9,947	14,182
BOC Hong Kong Holdings Ltd.	2,627	7,303
Budweiser Brewing Co. APAC Ltd., 144A	2,183	4,733
Cafe de Coral Holdings Ltd.	15,479	18,752
China Travel International Investment Hong Kong Ltd.*	32,021	6,084

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Hong Kong (Continued)
Chow Tai Fook Jewellery Group Ltd.	6,687	$10,148
CK Asset Holdings Ltd.	10,819	59,740
CK Hutchison Holdings Ltd.	14,142	77,096
CK Infrastructure Holdings Ltd.	1,846	9,346
CLP Holdings Ltd.	1,893	14,846
Dah Sing Banking Group Ltd.	17,884	12,247
Dah Sing Financial Holdings Ltd.	1,478	3,249
DFI Retail Group Holdings Ltd.	13,600	33,592
First Pacific Co. Ltd.	38,533	16,412
Hang Lung Group Ltd.	8,231	11,357
Hang Lung Properties Ltd.	7,041	9,410
Hang Seng Bank Ltd.	201	2,563
Henderson Land Development Co. Ltd.	1,601	4,400
Hong Kong & China Gas Co. Ltd.	6,228	4,583
Hong Kong Exchanges & Clearing Ltd.	364	14,111
Hongkong Land Holdings Ltd.	1,400	4,970
Hutchison Port Holdings Trust, Class U	80,100	13,297
Hutchison Telecommunications Hong Kong Holdings Ltd.	51,480	7,221
Hysan Development Co. Ltd.	2,010	4,188
Jardine Matheson Holdings Ltd.	3,100	147,436
Kerry Logistics Network Ltd.	4,847	4,555
Kerry Properties Ltd.	26,608	49,200
Link REIT	3,734	18,523
MTR Corp. Ltd.	2,188	9,138
NWS Holdings Ltd.	53,762	61,223
PCCW Ltd.	43,037	20,471
Power Assets Holdings Ltd.	11,897	58,637
Sino Land Co. Ltd.	30,192	34,613
Sun Hung Kai Properties Ltd.	3,444	38,780
Swire Pacific Ltd., Class A	5,948	49,075
Swire Pacific Ltd., Class B	15,808	20,844
Swire Properties Ltd.	3,032	6,341
Techtronic Industries Co. Ltd.	476	4,704
Vitasoy International Holdings Ltd.	2,544	3,277
VTech Holdings Ltd.	6,000	36,650
Want Want China Holdings Ltd.	11,517	7,623
WH Group Ltd., 144A	174,223	89,758
Wharf Real Estate Investment Co. Ltd.	2,467	10,287
Xinyi Glass Holdings Ltd.	7,019	10,365
Yue Yuen Industrial Holdings Ltd.	12,545	15,742

(Cost $1,277,302)		1,099,779

Ireland — 1.2%
CRH PLC	3,333	191,870
DCC PLC	1,435	78,681
Experian PLC	1,614	56,488
Flutter Entertainment PLC*	84	15,338
Glanbia PLC	9,387	156,287
James Hardie Industries PLC CDI*	498	15,007
Kerry Group PLC, Class A	496	46,372
Kingspan Group PLC	96	8,135
Smurfit Kappa Group PLC	4,312	181,622

(Cost $657,804)		749,800

Israel — 1.0%
Airport City Ltd.*	646	9,924

	Number of Shares	Value
Israel (Continued)
Alony Hetz Properties & Investments Ltd.	161	$1,227
Amot Investments Ltd.	1,676	7,943
Azrieli Group Ltd.	184	9,892
Bank Hapoalim BM	6,044	50,188
Bank Leumi Le-Israel BM	3,792	29,521
Bezeq The Israeli Telecommunication Corp. Ltd.	56,941	77,175
Elbit Systems Ltd.	159	31,324
First International Bank Of Israel Ltd.	275	11,142
Harel Insurance Investments & Financial Services Ltd.	628	4,581
ICL Group Ltd.	11,699	70,225
Israel Corp. Ltd.	11	3,064
Israel Discount Bank Ltd., Class A	6,018	30,183
Melisron Ltd.	133	8,351
Mivne Real Estate KD Ltd.	6,128	14,706
Mizrahi Tefahot Bank Ltd.	738	24,326
Nice Ltd.*	463	91,666
Nova Ltd.*	271	35,132
Phoenix Holdings Ltd.	1,289	12,933
Shufersal Ltd.*	2,614	12,188
Strauss Group Ltd.*	1,088	23,655
Teva Pharmaceutical Industries Ltd.*	15	146
Tower Semiconductor Ltd.*	1,251	36,592

(Cost $608,820)		596,084

Italy — 2.4%
A2A SpA	64,883	124,610
Assicurazioni Generali SpA	1,859	38,598
Banca Mediolanum SpA	849	7,777
Banco BPM SpA	1,925	9,226
Buzzi SpA	2,359	70,717
Davide Campari-Milano NV	2,113	27,681
De’ Longhi SpA	857	22,714
Enel SpA	20,474	137,995
Eni SpA	15,477	239,942
Ferrari NV	231	73,460
FinecoBank Banca Fineco SpA	1,412	19,402
Hera SpA	13,668	41,477
Infrastrutture Wireless Italiane SpA, 144A	1,638	20,294
Interpump Group SpA	893	45,311
Intesa Sanpaolo SpA	4,287	11,502
Italgas SpA	15,589	88,827
Leonardo SpA	2,036	29,423
Mediobanca Banca di Credito Finanziario SpA	2,096	27,458
Moncler SpA	776	52,757
Pirelli & C SpA, 144A	7,889	39,447
Poste Italiane SpA, 144A	1,533	17,063
PRADA SpA	931	6,085
Prysmian SpA	3,766	154,464
Recordati Industria Chimica e Farmaceutica SpA	777	39,113
Reply SpA	48	4,920
Snam SpA	4,969	25,693
Telecom Italia SpA*	21,093	6,559
Telecom Italia SpA-RSP*	18,162	5,578

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Italy (Continued)
Terna - Rete Elettrica Nazionale	7,398	$61,184
UniCredit SpA	423	10,360
UnipolSai Assicurazioni SpA	4,750	12,033

(Cost $1,321,699)		1,471,670

Japan — 31.5%
ABC-Mart, Inc.	2,589	47,135
Acom Co. Ltd.	7,700	18,284
Activia Properties, Inc. REIT	4	11,210
Advance Residence Investment Corp. REIT	6	14,445
Advantest Corp.	200	25,154
Aeon Co. Ltd.	1,549	32,122
Aeon Mall Co. Ltd.	900	10,794
AEON REIT Investment Corp. REIT	9	9,106
AGC, Inc.	1,754	61,601
Aica Kogyo Co. Ltd.	1,514	35,930
Ain Holdings, Inc.	400	14,295
Air Water, Inc.	4,000	50,362
Aisin Corp.	1,493	49,912
Ajinomoto Co., Inc.	1,500	63,602
Alfresa Holdings Corp.	4,600	78,802
Alps Alpine Co. Ltd.	700	5,854
Amada Co. Ltd.	11,443	121,359
Amano Corp.	2,000	43,645
Anritsu Corp.	1,100	8,073
Ariake Japan Co. Ltd.	200	7,295
Asahi Group Holdings Ltd.	992	38,676
Asahi Intecc Co. Ltd.	216	4,402
Asahi Kasei Corp.	6,819	44,113
ASKUL Corp.	900	12,154
Astellas Pharma, Inc.	3,083	46,896
Azbil Corp.	813	27,140
Bandai Namco Holdings, Inc.	2,900	67,368
Bank of Kyoto Ltd.	100	5,785
Benesse Holdings, Inc.	500	6,369
Bic Camera, Inc.	3,500	26,012
BIPROGY, Inc.	500	12,951
Bridgestone Corp.	4,024	156,471
Brother Industries Ltd.	2,642	44,797
Calbee, Inc.	1,780	35,524
Canon Marketing Japan, Inc.	2,100	55,203
Canon, Inc.	5,522	136,092
Capcom Co. Ltd.	1,508	63,630
Casio Computer Co. Ltd.	1,500	13,307
Central Japan Railway Co.	71	9,115
Chiba Bank Ltd.	1,600	11,446
Chubu Electric Power Co., Inc.	5,231	69,886
Chugai Pharmaceutical Co. Ltd.	400	12,246
Chugin Financial Group, Inc.	700	4,653
Chugoku Electric Power Co., Inc.*	583	3,846
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	15,649
COMSYS Holdings Corp.	1,534	32,696
Concordia Financial Group Ltd.	2,200	9,768
Cosmo Energy Holdings Co. Ltd.	1,200	43,191
Cosmos Pharmaceutical Corp.	90	10,580
Credit Saison Co. Ltd.	600	9,390

	Number of Shares	Value
Japan (Continued)
Dai Nippon Printing Co. Ltd.	6,707	$183,494
Daicel Corp.	8,127	67,937
Daido Steel Co. Ltd.	755	31,271
Daifuku Co. Ltd.	978	18,094
Dai-ichi Life Holdings, Inc.	900	16,762
Daiichi Sankyo Co. Ltd.	200	5,906
Daiichikosho Co. Ltd.	1,400	27,080
Daikin Industries Ltd.	125	21,658
Daito Trust Construction Co. Ltd.	1,334	147,204
Daiwa House Industry Co. Ltd.	4,502	125,178
Daiwa House REIT Investment Corp. REIT	3	5,692
Daiwa Securities Living Investments Corp. REIT	10	7,659
DeNA Co. Ltd.	500	5,186
Denka Co. Ltd.	700	13,211
Denso Corp.	444	30,373
Dentsu Group, Inc.	500	14,957
DIC Corp.	1,700	29,327
Disco Corp.	546	107,805
DMG Mori Co. Ltd.	1,400	25,584
Dowa Holdings Co. Ltd.	600	19,296
East Japan Railway Co.	400	22,618
Ebara Corp.	300	14,958
Eisai Co. Ltd.	200	12,718
Electric Power Development Co. Ltd.	8,076	126,034
ENEOS Holdings, Inc.	61,220	229,725
EXEO Group, Inc.	3,672	78,164
Ezaki Glico Co. Ltd.	400	10,556
Fancl Corp.	200	3,507
FANUC Corp.	1,480	42,219
Fast Retailing Co. Ltd.	59	13,568
Food & Life Cos. Ltd.	300	5,705
FP Corp.	800	15,386
Frontier Real Estate Investment Corp. REIT	5	16,159
Fuji Electric Co. Ltd.	488	23,045
Fuji Media Holdings, Inc.	800	8,361
Fuji Oil Holdings, Inc.	200	3,215
FUJIFILM Holdings Corp.	951	56,269
Fujikura Ltd.	1,500	12,436
Fujitsu Ltd.	442	55,271
Fukuoka Financial Group, Inc.	500	11,838
Furukawa Electric Co. Ltd.	900	15,486
Fuyo General Lease Co. Ltd.	500	41,385
GLP J REIT	3	2,829
Goldwin, Inc.	400	28,616
GS Yuasa Corp.	638	12,117
GungHo Online Entertainment, Inc.	300	4,945
H.U. Group Holdings, Inc.	1,200	21,744
Hachijuni Bank Ltd.	2,100	11,328
Hakuhodo DY Holdings, Inc.	569	5,407
Hamamatsu Photonics KK	1,550	71,823
Hankyu Hanshin Holdings, Inc.	1,467	52,701
Haseko Corp.	9,497	118,007
Heiwa Corp.	1,100	16,796
Hikari Tsushin, Inc.	176	29,328
Hirogin Holdings, Inc.	1,300	8,129

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Japan (Continued)
Hirose Electric Co. Ltd.	440	$53,359
Hisamitsu Pharmaceutical Co., Inc.	700	23,762
Hitachi Construction Machinery Co. Ltd.	600	18,715
Hitachi Ltd.	1,246	82,967
Honda Motor Co. Ltd.	4,045	130,670
Horiba Ltd.	800	41,664
Hoshizaki Corp.	1,026	39,423
House Foods Group, Inc.	857	18,513
Hoya Corp.	300	33,290
Hulic Co. Ltd.	5,448	48,947
Ibiden Co. Ltd.	200	12,078
Idemitsu Kosan Co. Ltd.	4,525	96,197
IHI Corp.	1,000	24,941
Iida Group Holdings Co. Ltd.	1,300	21,319
Industrial & Infrastructure Fund Investment Corp. REIT	3	3,009
Information Services International-Dentsu Ltd.	300	12,014
INFRONEER Holdings, Inc.	684	7,151
Inpex Corp.	8,899	124,391
Internet Initiative Japan, Inc.	1,500	26,108
Isetan Mitsukoshi Holdings Ltd.	900	10,330
Isuzu Motors Ltd.	2,600	33,396
ITOCHU Corp.	4,136	155,457
Itochu Techno-Solutions Corp.	1,100	32,679
Itoham Yonekyu Holdings, Inc.	3,800	21,142
Iwatani Corp.	1,600	84,349
Iyogin Holdings, Inc.	1,000	6,951
Izumi Co. Ltd.	800	20,881
J. Front Retailing Co. Ltd.	2,365	24,936
Japan Aviation Electronics Industry Ltd.	1,000	21,087
Japan Exchange Group, Inc.	100	1,747
Japan Logistics Fund, Inc. REIT	3	6,285
Japan Metropolitan Fund Invest REIT	15	10,077
Japan Post Holdings Co. Ltd.	3,700	28,388
Japan Post Insurance Co. Ltd.	700	11,287
Japan Prime Realty Investment Corp. REIT	4	10,138
Japan Real Estate Investment Corp. REIT	4	16,623
Japan Tobacco, Inc.	3,364	73,734
JFE Holdings, Inc.	4,400	69,618
JGC Holdings Corp.	200	2,675
JTEKT Corp.	3,300	29,909
Kadokawa Corp.	100	2,354
Kagome Co. Ltd.	265	6,185
Kajima Corp.	6,200	103,635
Kaken Pharmaceutical Co. Ltd.	347	8,533
Kamigumi Co. Ltd.	5,432	122,456
Kandenko Co. Ltd.	6,492	59,531
Kaneka Corp.	1,622	45,601
Kansai Electric Power Co., Inc.	14,911	212,422
Kansai Paint Co. Ltd.	488	8,008
Kao Corp.	1,453	56,280
Kawasaki Heavy Industries Ltd.	2,043	52,470
KDDI Corp.	1,629	48,394
Keihan Holdings Co. Ltd.	900	25,705
Keikyu Corp.	2,800	25,839

	Number of Shares	Value
Japan (Continued)
Keio Corp.	400	$13,848
Keisei Electric Railway Co. Ltd.	600	22,989
Kenedix Office Investment Corp. REIT	1	2,363
Kewpie Corp.	1,559	25,984
Keyence Corp.	29	12,055
Kikkoman Corp.	173	10,013
Kinden Corp.	3,700	50,880
Kintetsu Group Holdings Co. Ltd.	1,500	47,488
Kirin Holdings Co. Ltd.	3,212	45,140
Kobayashi Pharmaceutical Co. Ltd.	126	6,233
Kobe Bussan Co. Ltd.	300	7,468
Kobe Steel Ltd.	5,700	71,649
Koei Tecmo Holdings Co. Ltd.	1,624	25,238
Koito Manufacturing Co. Ltd.	1,100	18,704
Kokuyo Co. Ltd.	3,100	48,230
Komatsu Ltd.	3,370	96,064
Konami Group Corp.	682	39,613
Konica Minolta, Inc.	1,500	4,642
Kose Corp.	200	16,609
Kotobuki Spirits Co. Ltd.	100	7,851
K’s Holdings Corp.	4,111	37,895
Kubota Corp.	900	14,435
Kuraray Co. Ltd.	10,181	115,772
Kurita Water Industries Ltd.	1,128	44,032
Kyocera Corp.	1,572	80,746
Kyowa Kirin Co. Ltd.	800	14,675
Kyudenko Corp.	1,099	33,834
Kyushu Electric Power Co., Inc.*	6,164	40,722
Kyushu Financial Group, Inc.	3,800	18,634
Kyushu Railway Co.	3,000	65,384
LaSalle Logiport REIT	7	7,150
Lawson, Inc.	1,100	52,520
Lintec Corp.	1,613	26,624
Lion Corp.	5,206	56,696
Lixil Corp.	1,411	17,683
Mabuchi Motor Co. Ltd.	1,000	30,628
Mani, Inc.	800	10,427
Marubeni Corp.	13,691	224,241
Marui Group Co. Ltd.	679	11,765
Maruichi Steel Tube Ltd.	1,950	50,737
Matsui Securities Co. Ltd.	1,100	6,052
MatsukiyoCocokara & Co.	297	17,493
Mazda Motor Corp.	13,700	144,213
McDonald’s Holdings Co. Japan Ltd.	1,500	59,656
Mebuki Financial Group, Inc.	4,100	11,352
Medipal Holdings Corp.	2,651	45,469
MEIJI Holdings Co. Ltd.	3,538	88,751
MINEBEA MITSUMI, Inc.	1,371	23,312
MISUMI Group, Inc.	740	12,928
Mitsubishi Chemical Group Corp.	27,902	166,797
Mitsubishi Corp.	3,236	159,950
Mitsubishi Electric Corp.	13,674	178,363
Mitsubishi Estate Co. Ltd.	1,500	19,190
Mitsubishi Gas Chemical Co., Inc.	2,567	35,018
Mitsubishi HC Capital, Inc.	7,050	45,854
Mitsubishi Heavy Industries Ltd.	3,613	205,238
Mitsubishi Logistics Corp.	1,500	39,884

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Japan (Continued)
Mitsubishi Materials Corp.	3,100	$52,094
Mitsubishi Motors Corp.	7,700	30,290
Mitsubishi UFJ Financial Group, Inc.	1,200	9,590
Mitsui & Co. Ltd.	7,525	280,769
Mitsui Chemicals, Inc.	4,900	133,148
Mitsui Fudosan Co. Ltd.	800	17,540
Mitsui Mining & Smelting Co. Ltd.	900	23,009
Mitsui OSK Lines Ltd.	1,474	40,863
Miura Co. Ltd.	1,500	34,670
Mizuho Financial Group, Inc.	2,580	42,709
Mori Hills REIT Investment Corp. REIT	11	11,084
Morinaga & Co. Ltd.	1,400	50,899
Morinaga Milk Industry Co. Ltd.	300	12,286
MS&AD Insurance Group Holdings, Inc.	1,500	53,989
Murata Manufacturing Co. Ltd.	617	34,689
Nabtesco Corp.	600	11,371
Nagase & Co. Ltd.	565	9,698
Nagoya Railroad Co. Ltd.	1,400	22,493
Nankai Electric Railway Co. Ltd.	1,518	31,906
NEC Corp.	600	31,676
NEC Networks & System Integration Corp.	800	10,677
Nexon Co. Ltd.	600	12,187
NGK Insulators Ltd.	5,677	75,415
NH Foods Ltd.	300	9,310
NHK Spring Co. Ltd.	7,500	58,265
Nichirei Corp.	1,600	37,872
Nifco, Inc.	1,661	49,059
Nihon Kohden Corp.	1,400	37,292
Nikon Corp.	3,100	33,516
Nintendo Co. Ltd.	1,150	49,504
Nippon Accommodations Fund, Inc. REIT	2	9,026
Nippon Building Fund, Inc. REIT	3	12,673
Nippon Electric Glass Co. Ltd.	900	15,894
NIPPON EXPRESS HOLDINGS, Inc.	1,936	100,653
Nippon Kayaku Co. Ltd.	5,900	52,907
Nippon Paint Holdings Co. Ltd.	700	5,414
Nippon Prologis REIT, Inc. REIT	2	4,024
Nippon Sanso Holdings Corp.	959	23,167
Nippon Shinyaku Co. Ltd.	100	4,395
Nippon Shokubai Co. Ltd.	1,500	57,152
Nippon Steel Corp.	7,113	168,414
Nippon Telegraph & Telephone Corp.	14,875	17,196
Nippon Yusen KK	2,000	53,385
Nipro Corp.	600	4,979
Nishi-Nippon Railroad Co. Ltd.	1,400	26,176
Nissan Chemical Corp.	483	20,729
Nissan Motor Co. Ltd.	8,500	36,246
Nisshin Seifun Group, Inc.	1,478	19,497
Nissin Foods Holdings Co. Ltd.	1,084	94,711
Niterra Co. Ltd.	4,502	104,676
Nitori Holdings Co. Ltd.	462	52,742
Nitto Denko Corp.	1,743	119,113
Noevir Holdings Co. Ltd.	500	19,542
NOF Corp.	1,707	77,057
NOK Corp.	4,800	67,408
Nomura Real Estate Holdings, Inc.	786	19,803

	Number of Shares	Value
Japan (Continued)
Nomura Real Estate Master Fund, Inc. REIT	9	$10,577
NS Solutions Corp.	600	16,279
NSK Ltd.	4,400	25,668
NTT Data Group Corp.	317	4,270
Obayashi Corp.	14,162	128,308
OBIC Business Consultants Co. Ltd.	300	12,879
Obic Co. Ltd.	228	39,669
Odakyu Electric Railway Co. Ltd.	400	5,951
Oji Holdings Corp.	15,088	61,768
OKUMA Corp.	600	28,169
Olympus Corp.	600	8,121
Omron Corp.	300	14,503
Ono Pharmaceutical Co. Ltd.	1,677	31,810
Open House Group Co. Ltd.	380	12,858
Oracle Corp.	300	20,957
Oriental Land Co. Ltd.	190	6,850
ORIX Corp.	3,836	71,669
Orix JREIT, Inc. REIT	15	18,659
Osaka Gas Co. Ltd.	9,029	144,504
OSG Corp.	1,700	21,474
Otsuka Corp.	908	40,509
Otsuka Holdings Co. Ltd.	1,434	54,628
PALTAC Corp.	882	29,098
Pan Pacific International Holdings Corp.	4,799	95,743
Panasonic Holdings Corp.	3,372	38,900
Park24 Co. Ltd.*	200	2,824
Penta-Ocean Construction Co. Ltd.	1,520	9,043
Persol Holdings Co. Ltd.	1,529	26,204
Pigeon Corp.	1,300	15,082
Pola Orbis Holdings, Inc.	1,000	12,917
Recruit Holdings Co. Ltd.	326	11,689
Relo Group, Inc.	1,200	14,070
Renesas Electronics Corp.*	800	13,466
Rengo Co. Ltd.	10,012	68,069
Resona Holdings, Inc.	2,800	14,853
Resonac Holdings Corp.	1,700	27,686
Resorttrust, Inc.	500	8,023
Ricoh Co. Ltd.	1,700	13,872
Rinnai Corp.	2,351	45,563
Rohm Co. Ltd.	714	59,686
Rohto Pharmaceutical Co. Ltd.	1,922	50,128
Ryohin Keikaku Co. Ltd.	1,100	14,193
Sankyo Co. Ltd.	1,809	78,841
Sankyu, Inc.	2,900	101,271
Sanrio Co. Ltd.	300	15,644
Santen Pharmaceutical Co. Ltd.	800	7,443
Sanwa Holdings Corp.	5,200	79,240
Sapporo Holdings Ltd.	500	15,331
SBI Holdings, Inc.	600	12,263
SCREEN Holdings Co. Ltd.	100	10,200
SCSK Corp.	1,000	17,351
Secom Co. Ltd.	1,335	93,487
Sega Sammy Holdings, Inc.	3,600	71,921
Seibu Holdings, Inc.	1,700	17,988
Seiko Epson Corp.	2,351	36,859
Seino Holdings Co. Ltd.	8,700	126,838

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Japan (Continued)
Sekisui Chemical Co. Ltd.	8,001	$122,885
Sekisui House Ltd.	4,936	100,714
Sekisui House Reit, Inc. REIT	16	9,243
Seven & i Holdings Co. Ltd.	1,800	73,949
Seven Bank Ltd.	6,400	13,619
SG Holdings Co. Ltd.	2,160	31,216
Shikoku Electric Power Co., Inc.*	2,300	16,588
Shimadzu Corp.	1,496	44,042
Shimamura Co. Ltd.	946	97,534
Shimano, Inc.	130	19,109
Shimizu Corp.	6,946	46,742
Shin-Etsu Chemical Co. Ltd.	1,535	49,123
Shionogi & Co. Ltd.	300	13,223
Ship Healthcare Holdings, Inc.	600	10,206
Shiseido Co. Ltd.	200	8,127
Shizuoka Financial Group, Inc.	1,500	12,209
SHO-BOND Holdings Co. Ltd.	649	26,159
Skylark Holdings Co. Ltd.*	3,200	44,785
SMC Corp.	61	29,581
SMS Co. Ltd.	300	5,790
SoftBank Corp.	2,905	33,323
Sohgo Security Services Co. Ltd.	3,835	24,464
Sojitz Corp.	9,420	202,654
Sompo Holdings, Inc.	1,500	65,395
Sony Group Corp.	141	11,763
Sotetsu Holdings, Inc.	700	13,689
Square Enix Holdings Co. Ltd.	1,200	45,582
Stanley Electric Co. Ltd.	3,231	56,781
Subaru Corp.	5,564	107,374
Sugi Holdings Co. Ltd.	635	28,521
SUMCO Corp.	1,400	18,723
Sumitomo Bakelite Co. Ltd.	400	18,939
Sumitomo Chemical Co. Ltd.	16,300	45,166
Sumitomo Corp.	6,632	136,617
Sumitomo Electric Industries Ltd.	9,326	114,377
Sumitomo Forestry Co. Ltd.	4,383	123,616
Sumitomo Heavy Industries Ltd.	3,049	76,505
Sumitomo Metal Mining Co. Ltd.	1,169	36,294
Sumitomo Mitsui Financial Group, Inc.	200	9,178
Sumitomo Mitsui Trust Holdings, Inc.	400	14,977
Sumitomo Realty & Development Co. Ltd.	471	12,064
Sumitomo Rubber Industries Ltd.	4,000	42,243
Sundrug Co. Ltd.	1,888	55,803
Suntory Beverage & Food Ltd.	1,574	50,966
Suzuken Co. Ltd.	2,184	64,777
Suzuki Motor Corp.	2,042	80,440
Sysmex Corp.	227	12,086
Taiheiyo Cement Corp.	1,500	28,792
Taisei Corp.	4,534	152,696
Taisho Pharmaceutical Holdings Co. Ltd.	200	8,287
Takara Holdings, Inc.	800	6,910
Takashimaya Co. Ltd.	3,900	58,586
Takeda Pharmaceutical Co. Ltd.	500	15,482
TDK Corp.	530	19,346
TechnoPro Holdings, Inc.	387	9,506
Teijin Ltd.	5,720	58,149
Terumo Corp.	516	15,641

	Number of Shares	Value
Japan (Continued)
THK Co. Ltd.	1,200	$21,971
TIS, Inc.	3,200	75,546
Tobu Railway Co. Ltd.	1,500	41,141
Toda Corp.	4,000	22,511
Toho Co. Ltd.	1,259	48,039
Toho Gas Co. Ltd.	1,200	21,513
Tohoku Electric Power Co., Inc.*	5,719	39,990
Tokai Carbon Co. Ltd.	1,800	14,243
Tokio Marine Holdings, Inc.	1,800	39,898
Tokyo Century Corp.	500	19,229
Tokyo Electric Power Co. Holdings, Inc.*	23,104	101,567
Tokyo Electron Ltd.	48	7,113
Tokyo Gas Co. Ltd.	9,859	228,690
Tokyo Ohka Kogyo Co. Ltd.	500	33,870
Tokyo Tatemono Co. Ltd.	500	6,577
Tokyu Corp.	1,500	18,963
Tokyu Fudosan Holdings Corp.	1,522	9,477
TOPPAN, Inc.	5,765	139,428
Toray Industries, Inc.	21,100	113,931
Toshiba Corp.	2,800	88,509
Toshiba TEC Corp.	91	2,216
Tosoh Corp.	10,541	136,555
TOTO Ltd.	1,080	29,636
Toyo Seikan Group Holdings Ltd.	7,121	128,984
Toyo Suisan Kaisha Ltd.	1,300	53,684
Toyo Tire Corp.	1,400	21,122
Toyoda Gosei Co. Ltd.	1,484	32,099
Toyota Boshoku Corp.	3,000	56,822
Toyota Industries Corp.	498	35,233
Toyota Motor Corp.	1,000	17,275
Toyota Tsusho Corp.	2,023	120,823
Trend Micro, Inc.	639	27,165
TS Tech Co. Ltd.	4,558	53,975
Tsuruha Holdings, Inc.	728	53,305
UBE Corp.	3,093	52,210
Ulvac, Inc.	200	7,767
Unicharm Corp.	1,477	58,964
United Urban Investment Corp. REIT	14	15,050
Ushio, Inc.	1,201	15,154
USS Co. Ltd.	4,500	78,650
Welcia Holdings Co. Ltd.	400	7,357
West Japan Railway Co.	100	4,330
Workman Co. Ltd.	300	10,839
Yakult Honsha Co. Ltd.	1,500	78,655
Yamada Holdings Co. Ltd.	19,257	60,581
Yamaha Corp.	781	24,135
Yamaha Motor Co. Ltd.	3,600	93,446
Yamato Holdings Co. Ltd.	5,700	107,141
Yamato Kogyo Co. Ltd.	1,400	67,584
Yamazaki Baking Co. Ltd.	2,553	48,391
Yaoko Co. Ltd.	200	10,548
Yaskawa Electric Corp.	800	31,437
Yokogawa Electric Corp.	2,000	39,681
Yokohama Rubber Co. Ltd.	3,200	65,161
Zenkoku Hosho Co. Ltd.	1,538	53,318
Zensho Holdings Co. Ltd.	1,800	84,891
Zeon Corp.	3,859	42,557

(Cost $17,554,966)		18,999,422

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Jordan — 0.1%
Hikma Pharmaceuticals PLC
(Cost $28,466)	1,088	$30,179

Luxembourg — 0.2%
ArcelorMittal SA	353	9,398
Eurofins Scientific SE	119	7,341
L’Occitane International SA	2,138	7,580
RTL Group SA	1,472	54,479
Tenaris SA	2,726	43,670

(Cost $136,382)		122,468

Mexico — 0.0%
Fresnillo PLC
(Cost $5,502)	656	4,783

Netherlands — 3.0%
Aalberts NV	543	22,637
ABN AMRO Bank NV, 144A	370	5,459
Adyen NV, 144A*	4	3,354
Akzo Nobel NV	530	43,166
ASM International NV	15	7,248
ASML Holding NV	10	6,598
ASR Nederland NV	892	39,083
BE Semiconductor Industries NV	79	9,097
CTP NV, 144A	1,597	22,706
Euronext NV, 144A	77	5,570
EXOR NV	86	7,630
Heineken Holding NV	1,300	104,270
Heineken NV	410	39,969
IMCD NV	468	64,636
ING Groep NV	480	6,825
JDE Peet’s NV	1,029	28,680
Koninklijke Ahold Delhaize NV	14,020	459,161
Koninklijke KPN NV	48,000	168,116
Koninklijke Vopak NV	889	32,121
NN Group NV	1,157	44,654
OCI NV*	1,326	33,619
QIAGEN NV*	870	39,838
Randstad NV	4,686	275,557
Signify NV, 144A	574	16,285
Stellantis NV	5,880	109,615
Universal Music Group NV	572	14,211
Wolters Kluwer NV	1,536	185,381

(Cost $1,768,224)		1,795,486

New Zealand — 1.2%
a2 Milk Co. Ltd.*	9,010	26,825
Auckland International Airport Ltd.*	6,801	31,628
Contact Energy Ltd.	15,151	75,511
Fisher & Paykel Healthcare Corp. Ltd.	5,050	68,289
Fletcher Building Ltd.	10,136	29,151
Infratil Ltd.	6,356	38,187
Kiwi Property Group Ltd.	68,762	36,236
Mainfreight Ltd.	2,414	94,237
Mercury NZ Ltd.	10,530	38,906
Meridian Energy Ltd.	15,240	48,686
Ryman Healthcare Ltd.	2,290	9,054
Spark New Zealand Ltd.	74,197	224,217

(Cost $813,419)		720,927

	Number of Shares	Value
Norway — 1.2%
Aker ASA, Class A	126	$7,771
Aker BP ASA	270	7,325
DNB Bank ASA	539	10,671
Equinor ASA	1,684	51,958
Gjensidige Forsikring ASA	455	7,079
Kongsberg Gruppen ASA	862	35,721
Leroy Seafood Group ASA	549	2,272
Mowi ASA	1,254	22,753
Norsk Hydro ASA	17,760	98,675
Orkla ASA	11,121	84,977
Telenor ASA	3,502	37,499
TOMRA Systems ASA	350	4,809
Var Energi ASA	2,413	7,000
Yara International ASA	9,388	343,230

(Cost $820,713)		721,740

Poland — 0.2%
Dino Polska SA, 144A*	399	36,683
KGHM Polska Miedz SA	530	14,673
LPP SA	3	10,104
ORLEN SA	1,392	21,296
Powszechna Kasa Oszczednosci Bank Polski SA*	892	8,084
Powszechny Zaklad Ubezpieczen SA	4,023	40,345
Santander Bank Polska SA*	88	7,935

(Cost $119,406)		139,120

Portugal — 0.5%
EDP — Energias de Portugal SA	14,750	67,333
Galp Energia SGPS SA	8,755	120,726
Jeronimo Martins SGPS SA	4,627	118,015

(Cost $266,422)		306,074

Russia — 0.0%
Evraz PLC*(b)
(Cost $35,071)	4,559	0

Singapore — 3.2%
BOC Aviation Ltd., 144A	2,031	15,242
CapitaLand Ascendas REIT	46,236	94,834
CapitaLand Ascott Trust (a)	27,655	19,863
CapitaLand Integrated Commercial Trust REIT	24,774	35,038
CapitaLand Investment Ltd.	10,100	24,231
City Developments Ltd.	18,400	91,012
ComfortDelGro Corp. Ltd.	108,544	102,074
DBS Group Holdings Ltd.	1,026	25,299
Frasers Logistics & Commercial Trust REIT	91,700	81,481
Genting Singapore Ltd.	181,700	117,725
Jardine Cycle & Carriage Ltd.	6,505	160,975
Keppel REIT	18,600	11,913
Keppel Corp. Ltd.	5,762	29,610
Keppel DC REIT	23,000	37,468
Mapletree Industrial Trust REIT	30,978	52,758
Mapletree Logistics Trust REIT	62,867	78,205
Mapletree Pan Asia Commercial Trust REIT	18,991	21,374

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Singapore (Continued)
NETLINK NBN TRUST	40,100	$25,684
Olam Group Ltd.	15,364	14,221
Oversea-Chinese Banking Corp. Ltd.	8,762	81,424
Seatrium Ltd.*	72,300	7,763
Sembcorp Industries Ltd.	49,453	195,908
SIA Engineering Co. Ltd.	6,600	11,729
Singapore Airlines Ltd.	15,100	76,814
Singapore Exchange Ltd.	20,580	146,750
Singapore Post Ltd.	34,600	12,682
Singapore Technologies Engineering Ltd.	9,128	25,752
Singapore Telecommunications Ltd.	27,866	49,108
StarHub Ltd.	7,900	5,967
Suntec Real Estate Investment Trust REIT	24,200	21,682
United Overseas Bank Ltd.	1,700	35,800
UOL Group Ltd.	5,229	25,709
Venture Corp. Ltd.	14,262	138,449
Wilmar International Ltd.	21,300	59,618

(Cost $1,925,333)		1,934,162

South Korea — 5.1%
Amorepacific Corp.	64	6,484
AMOREPACIFIC Group	514	13,086
BGF retail Co. Ltd.	168	19,879
BNK Financial Group, Inc.	3,856	19,896
Celltrion, Inc.	54	5,879
Cheil Worldwide, Inc.	2,620	37,365
CJ CheilJedang Corp.	160	36,194
CJ Corp.	557	29,625
CJ ENM Co. Ltd.*	51	2,246
Coway Co. Ltd.	212	6,929
DB Insurance Co. Ltd.	1,046	64,655
DGB Financial Group, Inc.	2,164	12,279
DL Holdings Co. Ltd.	466	13,468
Doosan Bobcat, Inc.	370	15,060
E-MART, Inc.	136	7,594
F&F Co. Ltd. / New	61	4,754
Fila Holdings Corp.	824	23,627
GS Holdings Corp.	2,154	61,194
GS Retail Co. Ltd.	502	8,982
Hana Financial Group, Inc.	1,935	57,900
Hankook Tire & Technology Co. Ltd.	2,540	74,466
Hanon Systems	952	6,562
Hanwha Aerospace Co. Ltd.	166	14,342
Hanwha Corp.	937	17,723
HD Hyundai Co. Ltd.	1,379	61,660
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	62	5,802
HL Mando Co. Ltd.	299	9,478
Hotel Shilla Co. Ltd.	347	23,155
Hyundai Department Store Co. Ltd.	232	12,181
Hyundai Engineering & Construction Co. Ltd.	244	6,553
Hyundai Glovis Co. Ltd.	365	47,636
Hyundai Marine & Fire Insurance Co. Ltd.	1,539	35,222
Hyundai Mobis Co. Ltd.	716	125,134
Hyundai Motor Co.	202	28,900
Hyundai Steel Co.	243	6,655

	Number of Shares	Value
South Korea (Continued)
Industrial Bank of Korea	3,604	$29,339
Kangwon Land, Inc.	212	2,488
KB Financial Group, Inc.	912	37,329
KEPCO Plant Service & Engineering Co. Ltd.	192	4,874
Kia Corp.	3,322	201,569
Korea Aerospace Industries Ltd.	240	9,188
Korea Electric Power Corp.*	711	9,586
Korea Investment Holdings Co. Ltd.	398	15,658
Korea Zinc Co. Ltd.	91	36,283
Korean Air Lines Co. Ltd.	201	3,467
KT&G Corp.	3,610	237,344
Kumho Petrochemical Co. Ltd.	184	17,373
LG Chem Ltd.	20	8,822
LG Corp.	2,129	132,242
LG Display Co. Ltd.*	1,939	19,658
LG Electronics, Inc.	510	38,006
LG H&H Co. Ltd.	14	4,920
LG Innotek Co. Ltd.	22	4,494
LG Uplus Corp.	3,670	29,016
Lotte Chemical Corp.	288	29,764
Lotte Chilsung Beverage Co. Ltd.	115	11,302
Lotte Corp.	225	4,247
LOTTE Fine Chemical Co. Ltd.	120	5,484
Lotte Shopping Co. Ltd.	208	11,173
LS Corp.	398	32,249
Meritz Financial Group, Inc.*	193	7,987
Mirae Asset Securities Co. Ltd.	2,863	14,426
NAVER Corp.	11	1,785
NCSoft Corp.	39	7,421
NH Investment & Securities Co. Ltd.	2,906	22,646
NongShim Co. Ltd.	132	45,789
Orion Corp.	562	51,789
Ottogi Corp.	47	13,086
Pan Ocean Co. Ltd.	2,192	7,396
POSCO Holdings, Inc.	618	270,718
Posco International Corp.	888	53,209
S-1 Corp.	511	21,573
Samsung C&T Corp.	1,051	83,253
Samsung Card Co. Ltd.	1,101	24,948
Samsung Electro-Mechanics Co. Ltd.	275	28,171
Samsung Electronics Co. Ltd.	242	12,249
Samsung Engineering Co. Ltd.*	1,591	40,926
Samsung Fire & Marine Insurance Co. Ltd.	639	119,170
Samsung Life Insurance Co. Ltd.	586	29,971
Samsung SDI Co. Ltd.	56	26,014
Samsung SDS Co. Ltd.	535	57,477
Samsung Securities Co. Ltd.	1,043	29,473
Shinhan Financial Group Co. Ltd.	3,329	89,537
Shinsegae, Inc.	75	11,519
SK Hynix, Inc.	261	24,051
SK Networks Co. Ltd.	3,818	20,827
SK, Inc.	54	5,904
S-Oil Corp.	730	40,318
Woori Financial Group, Inc.	3,696	33,304

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
South Korea (Continued)
Yuhan Corp.	238	$13,109

(Cost $2,827,009)		3,066,486

Spain — 2.2%
Acciona SA	471	67,402
ACS Actividades de Construccion y Servicios SA	2,224	78,184
Aena SME SA, 144A	58	9,128
Amadeus IT Group SA	375	25,764
Banco Bilbao Vizcaya Argentaria SA	1,989	15,686
Banco Santander SA	2,370	9,265
Bankinter SA	862	5,535
Corp ACCIONA Energias Renovables SA	1,033	30,765
EDP Renovaveis SA	282	5,174
Enagas SA	1,472	25,155
Endesa SA	5,213	108,519
Ferrovial SE	998	31,683
Grifols SA*	550	7,548
Iberdrola SA	11,667	138,784
Industria de Diseno Textil SA	1,080	41,448
Inmobiliaria Colonial Socimi SA REIT	970	5,906
Mapfre SA	15,576	32,982
Merlin Properties Socimi SA REIT	2,723	24,441
Naturgy Energy Group SA	2,042	59,263
Redeia Corp. SA	4,604	74,979
Repsol SA	24,902	384,330
Telefonica SA	31,179	129,405

(Cost $1,278,504)		1,311,346

Sweden — 2.5%
Alfa Laval AB	1,447	50,903
Assa Abloy AB, Class B	3,371	76,010
Atlas Copco AB, Class B	1,461	16,858
Axfood AB	3,595	86,905
Beijer Ref AB	362	4,159
Boliden AB	5,073	135,073
Electrolux AB, Class B	654	7,206
Epiroc AB, Class A	1,627	31,292
Epiroc AB, Class B	1,148	18,830
Essity AB, Class B	5,955	139,060
H & M Hennes & Mauritz AB, Class B	1,611	24,640
Hexagon AB, Class B	1,432	12,803
Holmen AB, Class B	875	33,202
Husqvarna AB, Class B	444	3,832
Indutrade AB	1,398	26,901
L E Lundbergforetagen AB, Class B	163	6,636
Lifco AB, Class B	583	10,691
Nibe Industrier AB, Class B	2,811	21,097
Saab AB, Class B	477	25,205
Sagax AB, Class B	138	2,875
Sagax AB, Class D	1,391	3,366
Sandvik AB	2,682	50,799
Securitas AB, Class B	2,057	16,768
Skandinaviska Enskilda Banken AB, Class A	4,584	53,229
Skanska AB, Class B	2,053	30,111
SKF AB, Class B	4,060	65,906
SSAB AB, Class A	2,724	15,648

	Number of Shares	Value
Sweden (Continued)
SSAB AB, Class B	9,688	$53,687
Svenska Cellulosa AB SCA, Class B	1,653	22,040
Svenska Handelsbanken AB, Class A	1,850	15,435
Sweco AB, Class B	1,726	16,835
Swedbank AB, Class A	3,861	68,459
Swedish Orphan Biovitrum AB*	1,233	23,827
Tele2 AB, Class B	6,743	47,626
Telefonaktiebolaget LM Ericsson, Class B	4,463	22,959
Telia Co. AB	3,062	6,183
Trelleborg AB, Class B	5,052	128,447
Volvo AB, Class A	617	12,644
Volvo AB, Class B	5,320	107,470

(Cost $1,582,985)		1,495,617

Switzerland — 3.4%
ABB Ltd.	1,389	52,981
Adecco Group AG	464	20,031
Alcon, Inc.	271	22,680
Baloise Holding AG	251	39,273
Banque Cantonale Vaudoise	88	9,545
Barry Callebaut AG	26	45,391
Belimo Holding AG	124	65,394
BKW AG	207	35,623
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	59,836
Cie Financiere Richemont SA, Class A	414	58,872
Clariant AG*	2,582	43,089
Coca-Cola HBC AG*	3,561	102,791
DKSH Holding AG	601	45,998
DSM-Firmenich AG	236	21,811
Emmi AG	15	16,168
EMS-Chemie Holding AG	16	12,037
Flughafen Zurich AG	71	14,638
Geberit AG	162	84,113
Georg Fischer AG	1,706	110,482
Givaudan SA	6	20,026
Glencore PLC	20,100	107,342
Helvetia Holding AG	160	24,383
Holcim AG*	3,656	242,395
Julius Baer Group Ltd.	253	17,605
Kuehne + Nagel International AG	249	74,961
Logitech International SA	506	35,095
Lonza Group AG	19	10,517
Nestle SA	77	9,276
Novartis AG	253	25,582
Partners Group Holding AG	32	34,607
PSP Swiss Property AG	344	41,829
Roche Holding AG	13	3,831
Schindler Holding AG	73	15,364
Schindler Holding AG Participation Certificates	179	39,954
SGS SA	573	52,146
SIG Group AG*	1,105	29,125
Sika AG	112	31,752
Sonova Holding AG	23	6,086
STMicroelectronics NV	253	11,990
Straumann Holding AG	63	9,558

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Switzerland (Continued)
Swatch Group AG — Bearer	365	$102,774
Swatch Group AG — Registered	587	31,335
Swiss Life Holding AG	26	16,326
Swiss Prime Site AG	321	30,855
Swiss Re AG	248	24,119
Swisscom AG	150	91,367
Tecan Group AG	21	8,393
UBS Group AG	839	22,323
VAT Group AG, 144A	59	23,673
Zurich Insurance Group AG	19	8,927

(Cost $1,909,490)		2,064,269

United Kingdom — 10.6%
3i Group PLC	28,811	727,785
Admiral Group PLC	8,868	279,804
Amcor PLC CDI	18,387	179,816
Anglo American PLC	391	10,407
Ashtead Group PLC	249	17,429
Associated British Foods PLC	1,800	45,446
AstraZeneca PLC	102	13,781
Auto Trader Group PLC, 144A	7,860	60,396
Aviva PLC	7,080	33,661
B&M European Value Retail SA	7,214	52,800
BAE Systems PLC	13,495	172,284
Barclays PLC	4,588	8,567
Barratt Developments PLC	9,172	52,684
Beazley PLC	9,714	67,208
Berkeley Group Holdings PLC	441	22,693
BP PLC	8,077	49,895
British American Tobacco PLC	1,121	37,252
British Land Co. PLC REIT	18,360	75,285
BT Group PLC	15,314	22,432
Bunzl PLC	4,797	172,022
Burberry Group PLC	4,253	117,700
Centrica PLC	86,876	167,054
CNH Industrial NV	5,287	73,335
Compass Group PLC	4,237	107,003
ConvaTec Group PLC, 144A	8,088	23,818
Croda International PLC	1,004	70,252
Dechra Pharmaceuticals PLC	190	9,163
Diageo PLC	545	22,399
Direct Line Insurance Group PLC*	6,495	13,345
Dowlais Group PLC*	1,031	1,484
DS Smith PLC	40,805	161,478
Endeavour Mining PLC	1,201	24,547
Ferguson PLC	927	150,884
GSK PLC	8,873	156,149
Haleon PLC	8,959	36,611
Halma PLC	1,583	43,006
Hargreaves Lansdown PLC	2,722	26,255
Howden Joinery Group PLC	8,323	78,023
HSBC Holdings PLC	1,864	13,773
IMI PLC	2,787	53,044
Imperial Brands PLC	10,671	241,972
Informa PLC	4,389	40,644
InterContinental Hotels Group PLC	1,047	78,992
Intermediate Capital Group PLC	382	6,547
Intertek Group PLC	1,218	63,896

	Number of Shares	Value
United Kingdom (Continued)
ITV PLC	26,086	$23,403
J Sainsbury PLC	26,225	89,757
Johnson Matthey PLC	9,663	199,585
Kingfisher PLC	27,427	81,325
Land Securities Group PLC REIT	11,309	86,354
Legal & General Group PLC	3,214	8,907
Lloyds Banking Group PLC	4,018	2,156
Melrose Industries PLC	1,031	6,697
Mondi PLC	11,194	186,384
National Grid PLC	5,025	63,050
NatWest Group PLC	1,777	5,188
Next PLC	1,938	171,607
Pearson PLC	5,690	60,493
Pepco Group NV*	532	4,177
Persimmon PLC	310	4,187
Reckitt Benckiser Group PLC	916	66,184
RELX PLC	2,653	86,666
Renishaw PLC	218	10,050
Rentokil Initial PLC	6,253	47,684
Rightmove PLC	5,539	39,305
Rio Tinto PLC	1,369	84,525
Rolls-Royce Holdings PLC*	3,209	9,039
RS GROUP PLC	7,824	75,368
Sage Group PLC	5,135	63,181
Schroders PLC	2,067	10,786
Severn Trent PLC	1,368	41,603
Shell PLC	877	26,799
Smith & Nephew PLC	1,209	16,392
Smiths Group PLC	10,389	215,897
Spirax-Sarco Engineering PLC	452	58,048
SSE PLC	8,381	172,734
Standard Chartered PLC	4,247	38,295
Tate & Lyle PLC	2,061	18,451
Taylor Wimpey PLC	35,257	51,065
Tesco PLC	38,326	129,037
Unilever PLC	1,157	59,259
UNITE Group PLC REIT	1,826	21,761
United Utilities Group PLC	4,323	51,876
Vodafone Group PLC	57,179	53,044
Weir Group PLC	775	18,016
Whitbread PLC	443	19,310
Wise PLC, Class A*	888	7,204
WPP PLC	3,118	30,257

(Cost $5,984,707)		6,398,127

TOTAL COMMON STOCKS
(Cost $56,868,015)		59,628,312

PREFERRED STOCKS — 0.4%
Germany — 0.3%
Bayerische Motoren Werke AG	145	13,967
FUCHS SE	1,781	74,035
Henkel AG & Co. KGaA	872	66,931
Sartorius AG	11	4,506
Volkswagen AG	102	12,514

(Cost $169,820)		171,953

South Korea — 0.1%
CJ CheilJedang Corp.	53	5,453

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
South Korea (Continued)
Hanwha Corp.	1,230	$12,833
Hyundai Motor Co.	203	15,988
Hyundai Motor Co.	120	9,242
Mirae Asset Securities Co. Ltd.	2,996	8,070
Samsung Fire & Marine Insurance Co. Ltd.	86	11,803

(Cost $64,716)		63,389

Spain — 0.0%
Grifols SA, Class B* (Cost $5,210)	767	7,288

TOTAL PREFERRED STOCKS (Cost $239,746)		242,630

RIGHTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*, expires 10/6/23
(Cost $0)	38	21

Sweden — 0.0%
Swedish Orphan Biovitrum AB*, expires 9/18/23 (Cost $0)	1,233	1,114

	Number of Shares	Value
Sweden (Continued)
TOTAL RIGHTS (Cost $0)		$1,135

WARRANTS — 0.0%
Canada — 0.0%
Constellation Software Inc/Canada*(b), expires 8/22/28 (Cost $0)	38	0

Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	826	790

TOTAL WARRANTS (Cost $0)		790

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (d) (Cost $24,747)	24,747	24,747

TOTAL INVESTMENTS — 99.3% (Cost $57,132,508)		$59,897,614
Other assets and liabilities, net — 0.7%		417,501

NET ASSETS — 100.0%		$60,315,115

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (c)
4,101	6,554	(5,656)		(1,465)	2,324	211	—	537	5,858

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e)
731,962	—	(731,962	) (f)	—	—	13,305	—	—	—

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (d)
101,059	6,754,684	(6,830,996)		—	—	4,373	—	24,747	24,747

837,122	6,761,238	(7,568,614)		(1,465)	2,324	17,889	—	25,284	30,605

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2023

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
MINI TOPIX Index Futures	JPY	2	$31,437	$32,016	9/07/2023	$579
MSCI EAFE Futures	USD	3	320,220	316,395	9/15/2023	(3,825)

Total net unrealized depreciation						$(3,246)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$59,563,540	$—	$64,772	$59,628,312
Preferred Stocks (a)	242,630	—	—	242,630
Rights (a)	1,135	—	—	1,135
Warrants (a)	790	—	0	790
Short-Term Investments (a)	24,747	—	—	24,747
Derivatives (b)
Futures Contracts	579	—	—	579

TOTAL	$59,833,421	$—	$64,772	$59,898,193

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(3,825)	$—	$—	$(3,825)

TOTAL	$(3,825)	$—	$—	$(3,825)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2023, the amount of transfers from Level 1 to Level 3 was $ 153,534. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.2%
Australia — 2.1%
Ampol Ltd.	2,251	$51,462
ANZ Group Holdings Ltd.	28,505	467,624
APA Group (a)	10,360	60,320
Aristocrat Leisure Ltd.	6,268	166,032
ASX Ltd.	2,001	74,634
Atlassian Corp., Class A*	1,469	299,764
Aurizon Holdings Ltd.	14,853	35,111
BHP Group Ltd.	48,244	1,401,349
BlueScope Steel Ltd.	4,719	64,212
Brambles Ltd.	13,647	132,312
Cochlear Ltd.	722	126,950
Coles Group Ltd.	12,115	127,659
Commonwealth Bank of Australia	16,305	1,079,014
Computershare Ltd.	5,212	84,996
CSL Ltd.	4,714	835,093
Dexus REIT	10,953	54,976
EBOS Group Ltd.	1,906	43,071
Endeavour Group Ltd.	12,656	45,082
Fortescue Metals Group Ltd.	16,493	228,909
Goodman Group REIT	15,942	241,188
GPT Group REIT	20,339	55,325
IDP Education Ltd.	2,095	33,419
IGO Ltd.	6,416	57,842
Insurance Australia Group Ltd.	22,337	84,195
Lendlease Corp. Ltd. (a)	6,893	34,866
Lottery Corp. Ltd.	25,624	83,641
Macquarie Group Ltd.	3,459	397,707
Medibank Pvt Ltd.	28,350	67,201
Mineral Resources Ltd.	1,766	81,812
Mirvac Group REIT	40,289	63,146
National Australia Bank Ltd.	30,984	581,134
Newcrest Mining Ltd.	7,712	130,011
Northern Star Resources Ltd.	10,778	83,136
Orica Ltd.	4,702	47,841
Origin Energy Ltd.	18,133	102,289
Pilbara Minerals Ltd.	24,127	72,973
Qantas Airways Ltd.*	7,637	29,231
QBE Insurance Group Ltd.	14,578	141,433
Ramsay Health Care Ltd.	1,876	62,511
REA Group Ltd.	580	62,010
Reece Ltd.	1,197	15,815
Rio Tinto Ltd.	3,648	266,741
Santos Ltd.	32,247	160,186
Scentre Group REIT	48,235	85,908
SEEK Ltd.	3,320	49,691
Sonic Healthcare Ltd.	3,377	70,338
South32 Ltd.	39,831	87,708
Stockland REIT	17,173	47,158
Suncorp Group Ltd.	12,085	106,680
Telstra Group Ltd.	34,734	90,207
Transurban Group (a)	30,657	263,277
Treasury Wine Estates Ltd.	8,193	61,923
Vicinity Ltd. REIT	46,940	56,849
Washington H Soul Pattinson & Co. Ltd.	2,052	43,870
Wesfarmers Ltd.	10,860	378,894
Westpac Banking Corp.	33,544	476,859

	Number of Shares	Value
Australia (Continued)
WiseTech Global Ltd.	1,313	$59,100
Woodside Energy Group Ltd.	18,338	439,672
Woolworths Group Ltd.	11,614	286,807

(Cost $11,681,360)		10,939,164

Austria — 0.0%
Erste Group Bank AG	3,274	117,157
OMV AG	1,124	52,176
Verbund AG	545	44,719
voestalpine AG	1,050	30,747

(Cost $249,828)		244,799

Belgium — 0.2%
Ageas SA/NV	1,409	56,093
Anheuser-Busch InBev SA/NV	8,442	481,033
D’ieteren Group	265	43,373
Elia Group SA/NV	280	32,365
Groupe Bruxelles Lambert NV	800	64,565
KBC Group NV	2,428	159,590
Lotus Bakeries NV	4	31,562
Sofina SA	121	27,264
Solvay SA	748	86,786
UCB SA	1,305	117,276
Umicore SA	2,015	53,515
Warehouses De Pauw CVA REIT	1,441	41,289

(Cost $1,362,204)		1,194,711

Bermuda — 0.1%
Arch Capital Group Ltd.*	3,329	255,867
Everest Group Ltd.	347	125,156

(Cost $217,887)		381,023

Canada — 3.5%
Agnico Eagle Mines Ltd.	4,590	222,588
Air Canada*	1,399	23,597
Algonquin Power & Utilities Corp.	6,844	51,749
Alimentation Couche-Tard, Inc.	7,797	407,211
AltaGas Ltd.	3,455	67,468
ARC Resources Ltd.	6,597	100,495
Bank of Montreal	6,785	583,592
Bank of Nova Scotia	11,793	558,903
Barrick Gold Corp.	17,596	284,824
BCE, Inc.	702	29,700
Brookfield Asset Management Ltd., Class A	3,408	117,609
Brookfield Corp.	13,570	462,581
BRP, Inc.	334	25,509
CAE, Inc.*	2,699	65,014
Cameco Corp.	3,947	145,866
Canadian Apartment Properties REIT	780	27,944
Canadian Imperial Bank of Commerce	8,696	344,125
Canadian National Railway Co.	5,395	606,910
Canadian Natural Resources Ltd.	10,947	707,333
Canadian Pacific Kansas City Ltd.	8,936	708,434
Canadian Tire Corp. Ltd., Class A	590	69,904
Canadian Utilities Ltd., Class A	1,244	29,442
CCL Industries, Inc., Class B	1,419	63,338
Cenovus Energy, Inc.	13,369	266,204

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Canada (Continued)
CGI, Inc.*	2,113	$220,054
Constellation Software, Inc.	195	400,026
Descartes Systems Group, Inc.*	787	58,931
Dollarama, Inc.	2,574	166,679
Element Fleet Management Corp.	3,480	53,424
Emera, Inc.	2,597	97,223
Empire Co. Ltd., Class A	1,289	33,536
Enbridge, Inc.	19,701	690,798
Fairfax Financial Holdings Ltd.	217	178,718
First Quantum Minerals Ltd.	5,610	150,518
FirstService Corp.	409	61,769
Fortis, Inc.	4,483	175,582
Franco-Nevada Corp.	1,856	267,038
George Weston Ltd.	754	83,512
GFL Environmental, Inc.	1,713	55,443
Gildan Activewear, Inc.	2,051	61,093
Great-West Lifeco, Inc.	2,352	67,503
Hydro One Ltd., 144A	3,340	86,700
iA Financial Corp., Inc.	1,003	62,844
IGM Financial, Inc.	1,121	31,916
Imperial Oil Ltd.	2,143	121,536
Intact Financial Corp.	1,690	237,958
Ivanhoe Mines Ltd., Class A*	5,803	51,556
Keyera Corp.	1,963	48,431
Kinross Gold Corp.	12,931	65,565
Loblaw Cos. Ltd.	1,561	135,372
Lululemon Athletica, Inc.*	1,054	401,848
Lundin Mining Corp.	5,818	45,066
Magna International, Inc.	2,610	153,326
Manulife Financial Corp.	18,599	343,400
Metro, Inc.	2,056	105,828
National Bank of Canada	3,250	226,211
Northland Power, Inc.	2,506	47,325
Nutrien Ltd.	4,955	313,462
Nuvei Corp., 144A	599	10,798
Onex Corp.	663	40,913
Open Text Corp.	2,340	94,174
Pan American Silver Corp.	3,633	59,988
Parkland Corp.	1,697	44,841
Pembina Pipeline Corp.	4,907	152,329
Power Corp. of Canada	5,675	154,778
Quebecor, Inc., Class B	1,437	32,809
RB Global, Inc.	1,721	106,291
Restaurant Brands International, Inc.	2,756	191,175
RioCan Real Estate Investment Trust REIT	1,430	20,410
Rogers Communications, Inc., Class B	3,094	125,708
Royal Bank of Canada	13,535	1,217,895
Saputo, Inc.	2,229	48,124
Shopify, Inc., Class A*	11,647	773,827
Stantec, Inc.	1,071	71,450
Sun Life Financial, Inc.	5,615	273,539
Suncor Energy, Inc.	12,960	438,434
TC Energy Corp.	9,665	348,610
Teck Resources Ltd., Class B	4,686	193,543
TELUS Corp.	4,397	77,121
TFI International, Inc.	767	104,379

	Number of Shares	Value
Canada (Continued)
Thomson Reuters Corp.	1,508	$193,930
TMX Group Ltd.	2,930	64,753
Toromont Industries Ltd.	806	66,031
Toronto-Dominion Bank	17,909	1,090,994
Tourmaline Oil Corp.	3,040	155,691
Waste Connections, Inc.	2,453	336,036
West Fraser Timber Co. Ltd.	404	30,500
Wheaton Precious Metals Corp.	4,311	187,805
WSP Global, Inc.	1,251	174,999

(Cost $18,199,213)		18,152,406

Chile — 0.0%
Antofagasta PLC (Cost $74,514)	3,802	69,760

Denmark — 0.9%
A.P. Moller — Maersk A/S, Class A	33	59,205
A.P. Moller — Maersk A/S, Class B	55	100,157
Carlsberg A/S, Class B	894	129,668
Chr Hansen Holding A/S	1,145	74,933
Coloplast A/S, Class B	1,135	129,781
Danske Bank A/S	5,843	131,590
Demant A/S*	819	33,597
DSV A/S	1,829	348,250
Genmab A/S*	595	228,748
Novo Nordisk A/S, Class B	15,803	2,931,873
Novozymes A/S, Class B	1,910	83,026
Orsted AS, 144A	1,869	120,437
Pandora A/S	1,074	111,639
ROCKWOOL A/S, Class B	134	34,315
Tryg A/S	3,475	66,419
Vestas Wind Systems A/S*	9,822	227,394

(Cost $3,589,280)		4,811,032

Finland — 0.3%
Elisa OYJ	1,147	56,357
Fortum OYJ	4,532	60,993
Kesko OYJ, Class B	2,203	43,086
Kone OYJ, Class B	3,250	148,150
Metso Corp.	6,796	78,371
Neste OYJ	4,054	148,632
Nokia OYJ	53,921	215,775
Nordea Bank Abp	32,586	357,646
Orion OYJ, Class B	1,130	46,347
Sampo OYJ, Class A	4,597	202,219
Stora Enso OYJ, Class R	4,901	62,528
UPM-Kymmene OYJ	5,376	184,498
Wartsila OYJ Abp	4,586	58,360

(Cost $1,955,473)		1,662,962

France — 3.4%
Accor SA	1,856	66,657
Aeroports de Paris	312	41,177
Air Liquide SA	4,978	901,523
Airbus SE	5,607	823,863
Alstom SA	3,214	88,987
Amundi SA, 144A	450	26,887
Arkema SA	592	62,094

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
France (Continued)
AXA SA	18,051	$544,158
BioMerieux	490	50,842
BNP Paribas SA	10,040	650,655
Bollore SE	9,104	54,000
Bouygues SA	2,513	87,007
Bureau Veritas SA	3,149	84,556
Capgemini SE	1,540	288,073
Carrefour SA	6,609	126,748
Cie de Saint-Gobain SA	4,734	309,105
Cie Generale des Etablissements Michelin SCA	6,963	218,481
Covivio SA REIT	641	31,349
Credit Agricole SA	11,018	139,387
Danone SA	6,358	371,462
Dassault Aviation SA	202	39,814
Dassault Systemes SE	6,338	251,838
Edenred	2,369	151,289
Eiffage SA	795	78,796
Engie SA	18,779	303,485
EssilorLuxottica SA	2,823	532,820
Eurazeo SE	439	25,944
Gecina SA REIT	503	53,965
Getlink SE	4,623	77,547
Hermes International SCA	305	629,225
Ipsen SA	330	42,908
Kering SA	725	388,876
Klepierre SA REIT	1,697	44,941
La Francaise des Jeux SAEM, 144A	786	28,493
Legrand SA	2,495	246,694
L’Oreal SA	2,279	1,003,752
LVMH Moet Hennessy Louis Vuitton SE	2,653	2,252,294
Orange SA	19,091	214,622
Pernod Ricard SA	1,973	388,021
Publicis Groupe SA	2,227	174,174
Remy Cointreau SA*	246	38,167
Renault SA	1,832	74,235
Safran SA	3,397	546,772
Sanofi	10,945	1,171,760
Sartorius Stedim Biotech	294	83,634
Schneider Electric SE	5,238	901,538
SEB SA	129	14,211
Societe Generale SA	6,478	184,315
Sodexo SA	924	99,304
Teleperformance SE	591	82,008
Thales SA	993	145,281
TotalEnergies SE	21,742	1,370,318
Unibail-Rodamco-Westfield REIT*	1,146	61,432
Valeo SE	2,056	40,167
Veolia Environnement SA	6,694	209,678
Vinci SA	5,062	565,667
Vivendi SE	6,824	62,288
Wendel SE	286	26,214
Worldline SA, 144A*	2,331	76,101

(Cost $15,528,103)		17,649,599

Germany — 2.2%
adidas AG	1,626	325,461

	Number of Shares	Value
Germany (Continued)
Allianz SE	3,838	$934,547
BASF SE	8,826	448,216
Bayer AG	9,536	523,084
Bayerische Motoren Werke AG	2,903	306,161
Bechtle AG	688	33,558
Beiersdorf AG	930	121,933
Brenntag SE	1,582	128,330
Carl Zeiss Meditec AG	407	40,516
Commerzbank AG	10,221	112,598
Continental AG	1,028	76,562
Covestro AG, 144A*	1,866	99,380
Daimler Truck Holding AG	4,042	142,533
Delivery Hero SE, 144A*	1,430	52,343
Deutsche Bank AG (b)	19,404	211,696
Deutsche Boerse AG	1,819	323,481
Deutsche Lufthansa AG*	5,057	45,265
Deutsche Telekom AG	31,933	684,228
DHL Group	9,658	451,630
E.ON SE	20,428	252,312
Evonik Industries AG	2,018	38,778
Fresenius Medical Care AG & Co. KGaA	1,877	90,757
Fresenius SE & Co. KGaA	3,867	124,275
GEA Group AG	1,490	58,865
Hannover Rueck SE	536	114,168
Heidelberg Materials AG	1,414	113,996
HelloFresh SE*	1,412	45,700
Henkel AG & Co. KGaA	1,050	72,685
Infineon Technologies AG	12,710	455,435
Knorr-Bremse AG	583	39,927
LEG Immobilien SE*	612	44,238
Mercedes-Benz Group AG	7,982	585,117
Merck KGaA	1,233	222,147
MTU Aero Engines AG	579	135,613
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,371	533,007
Nemetschek SE	525	36,320
Puma SE	1,051	70,724
Rational AG	34	25,960
Rheinmetall AG	392	106,917
RWE AG	6,230	257,352
SAP SE	9,974	1,394,513
Scout24 SE, 144A	522	36,044
Siemens AG	7,379	1,112,262
Siemens Energy AG*	4,973	71,030
Siemens Healthineers AG, 144A	2,701	135,583
Symrise AG	1,305	136,199
Talanx AG	363	24,447
Telefonica Deutschland Holding AG	9,758	18,576
Volkswagen AG	259	37,078
Vonovia SE	7,465	179,138
Zalando SE, 144A*	1,970	61,429

(Cost $12,402,208)		11,692,114

Hong Kong — 0.7%
AIA Group Ltd.	113,490	1,030,444
BOC Hong Kong Holdings Ltd.	32,919	91,515
Budweiser Brewing Co. APAC Ltd., 144A	18,886	40,943

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Hong Kong (Continued)
CK Asset Holdings Ltd.	19,619	$108,331
CK Hutchison Holdings Ltd.	25,351	138,203
CK Infrastructure Holdings Ltd.	6,087	30,816
CLP Holdings Ltd.	15,539	121,867
ESR Group Ltd., 144A	24,841	37,317
Futu Holdings Ltd., ADR*	598	35,641
Galaxy Entertainment Group Ltd.*	19,441	128,669
Hang Lung Properties Ltd.	26,122	34,910
Hang Seng Bank Ltd.	6,543	83,438
Henderson Land Development Co. Ltd.	16,287	44,759
HKT Trust & HKT Ltd. (a)	29,812	31,782
Hong Kong & China Gas Co. Ltd.	94,221	69,328
Hong Kong Exchanges & Clearing Ltd.	11,821	458,263
Hongkong Land Holdings Ltd.	12,100	42,955
Jardine Matheson Holdings Ltd.	1,651	78,522
Link REIT	24,576	121,912
MTR Corp. Ltd.	16,168	67,523
New World Development Co. Ltd.	14,640	31,103
Power Assets Holdings Ltd.	13,458	66,331
Prudential PLC	26,310	322,119
Sino Land Co. Ltd.	35,354	40,531
SITC International Holdings Co. Ltd.	14,223	26,517
Sun Hung Kai Properties Ltd.	13,669	153,916
Swire Pacific Ltd., Class A	3,052	25,181
Swire Properties Ltd.	12,355	25,839
Techtronic Industries Co. Ltd.	13,492	133,341
WH Group Ltd., 144A	101,287	52,182
Wharf Real Estate Investment Co. Ltd.	13,040	54,377
Xinyi Glass Holdings Ltd.	15,637	23,091

(Cost $4,877,497)		3,751,666

Ireland — 1.1%
Accenture PLC, Class A	6,020	1,949,095
AerCap Holdings NV*	1,560	95,971
AIB Group PLC	9,317	42,491
Allegion PLC	867	98,673
Aptiv PLC*	2,635	267,321
Bank of Ireland Group PLC	9,861	98,443
CRH PLC	7,303	421,046
DCC PLC	1,055	57,845
Experian PLC	8,533	298,644
Flutter Entertainment PLC*	1,562	284,644
James Hardie Industries PLC CDI*	3,965	119,486
Kerry Group PLC, Class A	1,379	128,926
Kingspan Group PLC	1,498	126,947
Medtronic PLC	12,742	1,038,473
Smurfit Kappa Group PLC	1,960	82,496
Trane Technologies PLC	2,200	451,572

(Cost $5,503,474)		5,562,073

Israel — 0.2%
Azrieli Group Ltd.	497	26,719
Bank Hapoalim BM	12,160	100,973
Bank Leumi Le-Israel BM	13,362	104,024
Check Point Software Technologies Ltd.*	956	128,668
CyberArk Software Ltd.*	432	71,729
Elbit Systems Ltd.	283	55,753
Global-e Online Ltd.*	871	34,518

	Number of Shares	Value
Israel (Continued)
ICL Group Ltd.	6,991	$41,965
Israel Discount Bank Ltd., Class A	11,372	57,035
Mizrahi Tefahot Bank Ltd.	1,585	52,245
Monday.com Ltd.*	227	40,279
Nice Ltd.*	656	129,877
SolarEdge Technologies, Inc.*	503	81,773
Teva Pharmaceutical Industries Ltd., ADR*	11,103	108,365
Wix.com Ltd.*	580	57,287

(Cost $1,237,775)		1,091,210

Italy — 0.6%
Amplifon SpA	1,147	37,397
Assicurazioni Generali SpA	10,565	219,358
Davide Campari-Milano NV	5,056	66,235
DiaSorin SpA	193	20,436
Enel SpA	78,145	526,699
Eni SpA	21,752	337,224
Ferrari NV	1,243	395,283
FinecoBank Banca Fineco SpA	6,028	82,828
Infrastrutture Wireless Italiane SpA, 144A	2,610	32,336
Intesa Sanpaolo SpA	158,398	424,980
Mediobanca Banca di Credito Finanziario SpA	5,138	67,309
Moncler SpA	1,961	133,321
Nexi SpA, 144A*	6,183	44,506
Poste Italiane SpA, 144A	3,529	39,279
Prysmian SpA	2,700	110,742
Recordati Industria Chimica e Farmaceutica SpA	1,215	61,161
Snam SpA	19,319	99,891
Telecom Italia SpA*	48,341	15,032
Terna — Rete Elettrica Nazionale	11,717	96,904
UniCredit SpA	18,433	451,441

(Cost $2,814,153)		3,262,362

Jordan — 0.0%
Hikma Pharmaceuticals PLC
(Cost $59,483)	1,861	51,620

Luxembourg — 0.1%
ArcelorMittal SA	4,748	126,409
Eurofins Scientific SE	1,315	81,124
Tenaris SA	4,504	72,153

(Cost $285,399)		279,686

Macau — 0.0%
Sands China Ltd.*
(Cost $91,320)	24,099	81,593

Netherlands — 1.5%
ABN AMRO Bank NV, 144A	2,611	38,526
Adyen NV, 144A*	231	193,678
Aegon NV	17,926	92,221
Akzo Nobel NV	1,787	145,542
Argenx SE*	529	266,865
ASM International NV	427	206,326
ASML Holding NV	3,867	2,551,386

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Netherlands (Continued)
ASR Nederland NV	1,400	$61,342
BE Semiconductor Industries NV	743	85,561
Euronext NV, 144A	840	60,764
EXOR NV	1,231	109,210
Heineken Holding NV	1,272	102,024
Heineken NV	2,776	270,622
IMCD NV	604	83,419
ING Groep NV	33,546	476,960
JDE Peet’s NV	676	18,841
Koninklijke Ahold Delhaize NV	9,157	299,896
Koninklijke KPN NV	34,155	119,625
Koninklijke Philips NV*	9,300	209,950
NN Group NV	2,888	111,463
NXP Semiconductors NV	2,448	503,603
OCI NV*	979	24,821
Prosus NV*	6,782	469,475
QIAGEN NV*	2,178	99,733
Randstad NV	1,313	77,210
Stellantis NV	20,988	391,258
Universal Music Group NV	7,898	196,215
Wolters Kluwer NV	2,517	303,779

(Cost $6,937,992)		7,570,315

New Zealand — 0.1%
Auckland International Airport Ltd.*	11,676	54,299
Fisher & Paykel Healthcare Corp. Ltd.	5,072	68,587
Mercury NZ Ltd.	6,566	24,260
Meridian Energy Ltd.	12,350	39,453
Spark New Zealand Ltd.	20,432	61,744
Xero Ltd.*	1,397	113,186

(Cost $426,774)		361,529

Norway — 0.2%
Adevinta ASA*	1,694	12,071
Aker BP ASA	2,947	79,956
DNB Bank ASA	8,831	174,841
Equinor ASA	9,020	278,304
Gjensidige Forsikring ASA	1,709	26,590
Kongsberg Gruppen ASA	880	36,467
Mowi ASA	3,892	70,616
Norsk Hydro ASA	14,952	83,073
Orkla ASA	7,885	60,251
Salmar ASA	556	27,180
Telenor ASA	7,163	76,700
Yara International ASA	1,305	47,712

(Cost $1,097,082)		973,761

Portugal — 0.1%
EDP — Energias de Portugal SA	34,500	157,492
Galp Energia SGPS SA	5,392	74,353
Jeronimo Martins SGPS SA	3,182	81,159

(Cost $304,849)		313,004

Singapore — 0.4%
CapitaLand Ascendas REIT	28,579	58,618
CapitaLand Integrated Commercial Trust REIT	41,756	59,055
CapitaLand Investment Ltd.	27,702	66,460

	Number of Shares	Value
Singapore (Continued)
City Developments Ltd.	3,300	$16,323
DBS Group Holdings Ltd.	17,307	426,748
Genting Singapore Ltd.	82,000	53,128
Grab Holdings Ltd., Class A*	19,894	75,000
Jardine Cycle & Carriage Ltd.	1,300	32,170
Keppel Corp. Ltd.	15,500	79,652
Mapletree Logistics Trust REIT	27,728	34,493
Mapletree Pan Asia Commercial Trust REIT	14,100	15,870
Oversea-Chinese Banking Corp. Ltd.	32,385	300,949
Sea Ltd., ADR*	3,460	130,200
Seatrium Ltd.*	483,318	51,893
Sembcorp Industries Ltd.	8,600	34,069
Singapore Airlines Ltd.	14,250	72,490
Singapore Exchange Ltd.	9,131	65,110
Singapore Technologies Engineering Ltd.	10,502	29,628
Singapore Telecommunications Ltd.	80,800	142,395
United Overseas Bank Ltd.	12,601	265,363
UOL Group Ltd.	2,801	13,772
Wilmar International Ltd.	20,400	57,099

(Cost $2,399,798)		2,080,485

Spain — 0.8%
Acciona SA	263	37,636
ACS Actividades de Construccion y Servicios SA	2,226	78,254
Aena SME SA, 144A	674	106,071
Amadeus IT Group SA	4,296	295,147
Banco Bilbao Vizcaya Argentaria SA	58,152	458,596
Banco Santander SA	156,853	613,206
CaixaBank SA	42,478	172,150
Cellnex Telecom SA, 144A*	5,214	199,763
Corp ACCIONA Energias Renovables SA	628	18,703
EDP Renovaveis SA	2,665	48,897
Enagas SA	2,520	43,064
Endesa SA	3,074	63,992
Ferrovial SE	4,777	151,653
Grifols SA*	3,250	44,604
Iberdrola SA	57,463	683,548
Industria de Diseno Textil SA	10,400	399,131
Naturgy Energy Group SA	951	27,600
Redeia Corp. SA	3,790	61,723
Repsol SA	12,692	195,884
Telefonica SA	52,084	216,168

(Cost $3,600,715)		3,915,790

Sweden — 0.8%
Alfa Laval AB	3,157	111,058
Assa Abloy AB, Class B	9,488	213,937
Atlas Copco AB, Class A	25,905	342,919
Atlas Copco AB, Class B	15,172	175,069
Beijer Ref AB	2,978	34,213
Boliden AB	2,626	69,919
Epiroc AB, Class A	6,524	125,476
Epiroc AB, Class B	4,326	70,955
EQT AB	2,980	60,090
Essity AB, Class B	5,396	126,006

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Sweden (Continued)
Evolution AB, 144A	1,695	$183,619
Fastighets AB Balder, Class B*	7,506	35,988
Getinge AB, Class B	2,375	41,286
H & M Hennes & Mauritz AB, Class B	5,327	81,477
Hexagon AB, Class B	18,397	164,482
Holmen AB, Class B	927	35,176
Husqvarna AB, Class B	3,202	27,634
Industrivarden AB, Class A	1,381	36,033
Industrivarden AB, Class C	1,694	44,122
Indutrade AB	2,622	50,453
Investment AB Latour, Class B	1,227	22,350
Investor AB, Class B	17,788	342,930
L E Lundbergforetagen AB, Class B	597	24,306
Lifco AB, Class B	2,504	45,919
Nibe Industrier AB, Class B	14,875	111,638
Saab AB, Class B	773	40,846
Sagax AB, Class B	1,822	37,955
Sandvik AB	10,302	195,128
Securitas AB, Class B	6,120	49,888
Skandinaviska Enskilda Banken AB, Class A	15,607	181,228
Skanska AB, Class B	2,605	38,207
SKF AB, Class B	3,072	49,868
Svenska Cellulosa AB SCA, Class B	5,563	74,174
Svenska Handelsbanken AB, Class A	13,013	108,573
Swedbank AB, Class A	8,906	157,910
Swedish Orphan Biovitrum AB*	1,584	30,610
Tele2 AB, Class B	5,149	36,368
Telefonaktiebolaget LM Ericsson, Class B	28,990	149,134
Telia Co. AB	23,889	48,237
Volvo AB, Class A	1,484	30,412
Volvo AB, Class B	14,423	291,360
Volvo Car AB, Class B*	5,701	21,721

(Cost $5,014,913)		4,118,674

Switzerland — 3.3%
ABB Ltd.	15,531	592,402
Adecco Group AG	1,319	56,941
Alcon, Inc.	4,747	397,281
Bachem Holding AG	205	19,183
Baloise Holding AG	492	76,982
Banque Cantonale Vaudoise	280	30,370
Barry Callebaut AG	38	66,341
BKW AG	222	38,204
Chocoladefabriken Lindt & Spruengli AG	1	117,973
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	131,639
Chubb Ltd.	4,050	813,524
Cie Financiere Richemont SA, Class A	5,071	721,107
Clariant AG*	1,476	24,632
Coca-Cola HBC AG*	1,410	40,701
DSM-Firmenich AG	1,666	153,968
Dufry AG*	850	37,878
EMS-Chemie Holding AG	75	56,425
Garmin Ltd.	1,468	155,637
Geberit AG	311	161,477

	Number of Shares	Value
Switzerland (Continued)
Givaudan SA	89	$297,053
Glencore PLC	101,881	544,086
Helvetia Holding AG	271	41,298
Holcim AG*	5,330	353,382
Julius Baer Group Ltd.	1,891	131,583
Kuehne + Nagel International AG	507	152,631
Logitech International SA	1,487	103,135
Lonza Group AG	721	399,091
Nestle SA	25,819	3,110,265
Novartis AG	19,710	1,992,981
Partners Group Holding AG	241	260,632
Roche Holding AG	6,776	1,996,935
Roche Holding AG	284	88,809
Schindler Holding AG	250	52,618
Schindler Holding AG Participation Certificates	330	73,659
SGS SA	1,572	143,060
SIG Group AG*	2,897	76,357
Sika AG	1,374	389,527
Sonova Holding AG	500	132,295
STMicroelectronics NV	6,456	305,962
Straumann Holding AG	1,044	158,388
Swatch Group AG — Bearer	308	86,725
Swatch Group AG — Registered	687	36,674
Swiss Life Holding AG	264	165,768
Swiss Prime Site AG	663	63,729
Swiss Re AG	2,984	290,207
Swisscom AG	276	168,115
Temenos AG	586	46,615
UBS Group AG	31,609	840,998
VAT Group AG, 144A	287	115,157
Zurich Insurance Group AG	1,450	681,291

(Cost $16,658,005)		16,991,691

United Kingdom — 4.1%
3i Group PLC	9,942	251,141
abrdn PLC	16,035	33,546
Admiral Group PLC	1,959	61,810
Amcor PLC	13,354	130,068
Anglo American PLC	12,096	321,953
Ashtead Group PLC	4,122	288,529
Associated British Foods PLC	3,892	98,265
AstraZeneca PLC	14,855	2,006,964
Auto Trader Group PLC, 144A	9,718	74,673
Aviva PLC	26,625	126,585
BAE Systems PLC	30,131	384,669
Barclays PLC	160,411	299,531
Barratt Developments PLC	9,020	51,811
Berkeley Group Holdings PLC	1,146	58,972
BP PLC	167,793	1,036,518
British American Tobacco PLC	20,641	685,922
BT Group PLC	66,526	97,449
Bunzl PLC	3,234	115,972
Burberry Group PLC	3,340	92,433
Centrica PLC	59,097	113,638
Clarivate PLC*	3,323	24,690
CNH Industrial NV	9,027	125,212

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
United Kingdom (Continued)
Coca-Cola Europacific Partners PLC	1,882	$120,655
Compass Group PLC	16,684	421,343
Croda International PLC	1,328	92,923
Diageo PLC	21,625	888,788
Endeavour Mining PLC	2,476	50,607
Entain PLC	6,110	89,617
Ferguson PLC	2,000	323,120
GSK PLC	38,536	678,164
Haleon PLC	48,166	196,833
Halma PLC	3,343	90,822
Hargreaves Lansdown PLC	3,229	31,145
HSBC Holdings PLC	192,930	1,425,513
Imperial Brands PLC	8,610	195,237
Informa PLC	12,253	113,467
InterContinental Hotels Group PLC	1,876	141,537
Intertek Group PLC	1,575	82,625
J Sainsbury PLC	17,230	58,971
JD Sports Fashion PLC	30,248	55,673
Johnson Matthey PLC	1,780	36,765
Kingfisher PLC	16,492	48,901
Land Securities Group PLC REIT	6,714	51,267
Legal & General Group PLC	54,478	150,973
Liberty Global PLC, Class C*	2,623	52,040
Lloyds Banking Group PLC	630,591	338,439
London Stock Exchange Group PLC	3,861	400,106
M&G PLC	26,790	64,839
Melrose Industries PLC	13,028	84,622
Mondi PLC	5,197	86,532
National Grid PLC	35,760	448,692
NatWest Group PLC	49,964	145,871
Next PLC	1,084	95,987
Ocado Group PLC*	4,761	52,583
Pearson PLC	4,875	51,828
Pentair PLC	1,687	118,529
Persimmon PLC	3,071	41,483
Phoenix Group Holdings PLC	7,195	47,500
Reckitt Benckiser Group PLC	6,945	501,797
RELX PLC	18,068	590,230
Rentokil Initial PLC	23,968	182,773
Rio Tinto PLC	10,742	663,232
Rolls-Royce Holdings PLC*	82,710	232,984
Sage Group PLC	8,753	107,697
Schroders PLC	9,687	50,548
Segro PLC REIT	11,877	110,978
Severn Trent PLC	2,608	79,314
Shell PLC	65,390	1,998,145
Smith & Nephew PLC	8,433	114,339
Smiths Group PLC	3,131	65,066
Spirax-Sarco Engineering PLC	619	79,496
SSE PLC	10,021	206,535
St James’s Place PLC	5,204	58,346
Standard Chartered PLC	23,185	209,060
Taylor Wimpey PLC	30,785	44,588
Tesco PLC	77,063	259,457
Unilever PLC	24,538	1,256,793
United Utilities Group PLC	7,627	91,523
Vodafone Group PLC	212,118	196,778

	Number of Shares	Value
United Kingdom (Continued)
Whitbread PLC	1,957	$85,306
Willis Towers Watson PLC	1,001	206,967
Wise PLC, Class A*	6,473	52,511
WPP PLC	11,685	113,389

(Cost $20,859,882)		21,412,200

United States — 72.4%
3M Co.	5,264	561,511
A O Smith Corp.	1,256	91,060
Abbott Laboratories	16,632	1,711,433
AbbVie, Inc.	16,909	2,484,947
Activision Blizzard, Inc.	7,579	697,192
Adobe, Inc.*	4,401	2,461,655
Advanced Micro Devices, Inc.*	15,533	1,642,149
AECOM	1,122	98,455
AES Corp.	6,523	116,957
Aflac, Inc.	5,534	412,670
Agilent Technologies, Inc.	2,841	343,960
Air Products and Chemicals, Inc.	2,146	634,122
Airbnb, Inc., Class A*	3,996	525,674
Akamai Technologies, Inc.*	1,564	164,361
Albemarle Corp.	1,103	219,177
Albertsons Cos., Inc., Class A	2,185	48,944
Alexandria Real Estate Equities, Inc. REIT	1,475	171,601
Align Technology, Inc.*	683	252,806
Alliant Energy Corp.	2,502	125,525
Allstate Corp.	2,600	280,306
Ally Financial, Inc.	3,074	85,119
Alnylam Pharmaceuticals, Inc.*	1,122	221,954
Alphabet, Inc., Class A*	57,480	7,827,052
Alphabet, Inc., Class C*	51,122	7,021,607
Altria Group, Inc.	17,414	770,047
Amazon.com, Inc.*	89,019	12,285,512
Ameren Corp.	2,585	204,913
American Electric Power Co., Inc.	5,127	401,957
American Express Co.	6,055	956,629
American Financial Group, Inc.	683	79,173
American Homes 4 Rent, Class A REIT	2,974	107,183
American International Group, Inc.	7,205	421,637
American Tower Corp. REIT	4,463	809,231
American Water Works Co., Inc.	1,920	266,381
Ameriprise Financial, Inc.	1,036	349,733
AMETEK, Inc.	2,181	347,891
Amgen, Inc.	5,131	1,315,281
Amphenol Corp., Class A	5,872	518,967
Analog Devices, Inc.	4,886	888,177
Annaly Capital Management, Inc. REIT	4,670	94,661
ANSYS, Inc.*	857	273,272
Aon PLC, Class A	2,028	676,115
APA Corp.	3,336	146,250
Apollo Global Management, Inc.	3,826	334,163
Apple, Inc.	151,690	28,498,000
Applied Materials, Inc.	8,230	1,257,215
Aramark	2,037	75,736
Archer-Daniels-Midland Co.	5,253	416,563
Ares Management Corp., Class A	1,505	155,677
Arista Networks, Inc.*	2,511	490,223

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
United States (Continued)
Arrow Electronics, Inc.*	546	$72,853
Arthur J Gallagher & Co.	1,972	454,507
Aspen Technology, Inc.*	300	58,200
Assurant, Inc.	584	81,369
AT&T, Inc.	68,551	1,013,869
Atmos Energy Corp.	1,436	166,504
Autodesk, Inc.*	2,102	466,518
Automatic Data Processing, Inc.	4,043	1,029,388
AutoZone, Inc.*	176	445,514
AvalonBay Communities, Inc. REIT	1,299	238,782
Avantor, Inc.*	5,851	126,674
Avery Dennison Corp.	794	149,574
Axon Enterprise, Inc.*	684	145,630
Baker Hughes Co.	9,149	331,102
Ball Corp.	3,066	166,944
Bank of America Corp.	69,515	1,992,995
Bank of New York Mellon Corp.	7,477	335,493
Bath & Body Works, Inc.	2,038	75,141
Baxter International, Inc.	4,697	190,698
Becton Dickinson and Co.	2,746	767,370
Bentley Systems, Inc., Class B	1,783	88,990
Berkshire Hathaway, Inc., Class B*	12,484	4,496,737
Best Buy Co., Inc.	2,129	162,762
BILL Holdings, Inc.*	921	106,191
Biogen, Inc.*	1,401	374,571
BioMarin Pharmaceutical, Inc.*	1,745	159,458
Bio-Rad Laboratories, Inc., Class A*	238	95,248
Bio-Techne Corp.	1,516	118,854
Black Knight, Inc.*	1,510	114,398
BlackRock, Inc.	1,451	1,016,484
Blackstone, Inc.	6,671	709,594
Block, Inc.*	5,188	299,088
Boeing Co.*	5,407	1,211,330
Booking Holdings, Inc.*	356	1,105,391
Booz Allen Hamilton Holding Corp.	1,419	160,787
BorgWarner, Inc.	1,945	79,259
Boston Properties, Inc. REIT	1,318	88,003
Boston Scientific Corp.*	13,929	751,330
Bristol-Myers Squibb Co.	20,324	1,252,975
Broadcom, Inc.	3,991	3,683,254
Broadridge Financial Solutions, Inc.	1,133	210,976
Brookfield Renewable Corp., Class A	1,232	34,348
Brown & Brown, Inc.	2,484	184,064
Brown-Forman Corp., Class B	2,941	194,488
Builders FirstSource, Inc.*	1,337	193,918
Bunge Ltd.	1,411	161,306
Burlington Stores, Inc.*	584	94,760
C.H. Robinson Worldwide, Inc.	1,223	110,596
Cadence Design Systems, Inc.*	2,712	652,073
Caesars Entertainment, Inc.*	1,972	108,973
Camden Property Trust REIT	918	98,795
Campbell Soup Co.	1,769	73,767
Capital One Financial Corp.	3,568	365,328
Cardinal Health, Inc.	2,663	232,560
Carlisle Cos., Inc.	480	126,250
Carlyle Group, Inc.	1,820	58,877
CarMax, Inc.*	1,415	115,577

	Number of Shares	Value
United States (Continued)
Carnival Corp.*	9,711	$153,628
Carrier Global Corp.	8,179	469,884
Catalent, Inc.*	1,598	79,852
Caterpillar, Inc.	4,983	1,400,871
Cboe Global Markets, Inc.	939	140,578
CBRE Group, Inc., Class A*	2,924	248,686
CDW Corp.	1,272	268,583
Celanese Corp.	1,108	140,007
Cencora, Inc.	1,638	288,255
Centene Corp.*	5,328	328,471
CenterPoint Energy, Inc.	6,048	168,679
Ceridian HCM Holding, Inc.*	1,236	89,635
CF Industries Holdings, Inc.	1,950	150,286
Charles River Laboratories International, Inc.*	508	105,065
Charles Schwab Corp.	14,367	849,808
Charter Communications, Inc., Class A*	913	400,004
Cheniere Energy, Inc.	2,226	363,283
Chesapeake Energy Corp.	919	81,065
Chevron Corp.	17,471	2,814,578
Chewy, Inc., Class A*	665	15,947
Chipotle Mexican Grill, Inc.*	267	514,413
Church & Dwight Co., Inc.	2,298	222,377
Cigna Group	2,882	796,181
Cincinnati Financial Corp.	1,479	156,463
Cintas Corp.	922	464,845
Cisco Systems, Inc.	39,225	2,249,554
Citigroup, Inc.	18,980	783,684
Citizens Financial Group, Inc.	4,696	132,098
Cleveland-Cliffs, Inc.*	5,012	76,633
Clorox Co.	1,167	182,577
Cloudflare, Inc., Class A*	2,560	166,477
CME Group, Inc.	3,378	684,653
CMS Energy Corp.	2,573	144,577
Coca-Cola Co.	39,512	2,364,003
Cognex Corp.	2,065	97,220
Cognizant Technology Solutions Corp., Class A	5,267	377,170
Coinbase Global, Inc., Class A*	1,557	123,937
Colgate-Palmolive Co.	7,551	554,772
Comcast Corp., Class A	40,221	1,880,734
Conagra Brands, Inc.	4,781	142,856
Confluent, Inc., Class A*	1,578	52,216
ConocoPhillips	11,748	1,398,364
Consolidated Edison, Inc.	3,411	303,443
Constellation Brands, Inc., Class A	1,543	402,044
Constellation Energy Corp.	3,210	334,354
Cooper Cos., Inc.	478	176,855
Copart, Inc.*	7,956	356,667
Corning, Inc.	7,818	256,587
Corteva, Inc.	6,954	351,247
CoStar Group, Inc.*	3,939	322,959
Costco Wholesale Corp.	4,272	2,346,524
Coterra Energy, Inc.	7,804	219,995
Crowdstrike Holdings, Inc., Class A*	2,207	359,807
Crown Castle, Inc. REIT	4,102	412,251
Crown Holdings, Inc.	1,262	116,937

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
United States (Continued)
CSX Corp.	20,083	$606,507
Cummins, Inc.	1,299	298,822
CVS Health Corp.	12,401	808,173
D.R. Horton, Inc.	2,887	343,611
Danaher Corp.	6,671	1,767,815
Darden Restaurants, Inc.	1,222	190,033
Darling Ingredients, Inc.*	1,484	91,652
Datadog, Inc., Class A*	2,382	229,815
DaVita, Inc.*	626	64,115
Deckers Outdoor Corp.*	263	139,151
Deere & Co.	2,686	1,103,785
Dell Technologies, Inc., Class C	2,462	138,463
Delta Air Lines, Inc.	1,228	52,657
DENTSPLY SIRONA, Inc.	1,987	73,698
Devon Energy Corp.	5,888	300,818
Dexcom, Inc.*	3,702	373,828
Diamondback Energy, Inc.	1,581	239,964
Dick’s Sporting Goods, Inc.	565	65,732
Digital Realty Trust, Inc. REIT	2,742	361,176
Discover Financial Services	2,500	225,175
DocuSign, Inc.*	1,878	94,463
Dollar General Corp.	2,181	302,068
Dollar Tree, Inc.*	2,131	260,749
Dominion Energy, Inc.	7,769	377,107
Domino’s Pizza, Inc.	352	136,365
DoorDash, Inc., Class A*	2,508	210,998
Dover Corp.	1,392	206,434
Dow, Inc.	6,954	379,410
DraftKings, Inc., Class A*	4,012	118,956
Dropbox, Inc., Class A*	2,502	69,531
DTE Energy Co.	1,951	201,694
Duke Energy Corp.	7,332	651,082
DuPont de Nemours, Inc.	4,704	361,691
Dynatrace, Inc.*	2,037	98,183
Eastman Chemical Co.	1,027	87,305
Eaton Corp. PLC	3,843	885,312
eBay, Inc.	5,120	229,274
Ecolab, Inc.	2,506	460,628
Edison International	3,713	255,640
Edwards Lifesciences Corp.*	5,990	458,055
Electronic Arts, Inc.	2,686	322,266
Elevance Health, Inc.	2,283	1,009,109
Eli Lilly & Co.	7,832	4,340,494
Emerson Electric Co.	5,672	557,274
Enphase Energy, Inc.*	1,302	164,742
Entegris, Inc.	1,497	151,601
Entergy Corp.	1,945	185,261
EOG Resources, Inc.	5,588	718,729
EPAM Systems, Inc.*	554	143,480
EQT Corp.	3,250	140,465
Equifax, Inc.	1,184	244,733
Equinix, Inc. REIT	894	698,554
Equitable Holdings, Inc.	3,800	109,440
Equity LifeStyle Properties, Inc. REIT	1,863	124,746
Equity Residential REIT	3,616	234,425
Erie Indemnity Co., Class A	270	75,257
Essential Utilities, Inc.	2,037	75,165

	Number of Shares	Value
United States (Continued)
Essex Property Trust, Inc. REIT	648	$154,477
Estee Lauder Cos., Inc., Class A	2,189	351,400
Etsy, Inc.*	1,212	89,167
Evergy, Inc.	2,172	119,395
Eversource Energy	3,160	201,671
Exact Sciences Corp.*	1,697	141,988
Exelon Corp.	9,605	385,353
Expedia Group, Inc.*	1,312	142,208
Expeditors International of Washington, Inc.	1,589	185,452
Extra Space Storage, Inc. REIT	1,992	256,331
Exxon Mobil Corp.	38,953	4,331,184
F5, Inc.*	581	95,086
FactSet Research Systems, Inc.	331	144,452
Fair Isaac Corp.*	242	218,911
Fastenal Co.	5,485	315,826
FedEx Corp.	2,207	576,071
Fidelity National Financial, Inc.	2,386	98,780
Fidelity National Information Services, Inc.	5,883	328,624
Fifth Third Bancorp	6,562	174,221
First Citizens BancShares, Inc., Class A	110	149,644
First Horizon Corp.	4,843	60,780
First Solar, Inc.*	950	179,664
FirstEnergy Corp.	5,674	204,661
Fiserv, Inc.*	5,802	704,305
FleetCor Technologies, Inc.*	645	175,266
FMC Corp.	1,195	103,045
Ford Motor Co.	38,160	462,881
Fortinet, Inc.*	6,640	399,794
Fortive Corp.	3,375	266,119
Fortune Brands Innovations, Inc.	1,325	91,451
Fox Corp., Class A	2,602	86,022
Fox Corp., Class B	1,435	43,796
Franklin Resources, Inc.	3,064	81,931
Freeport-McMoRan, Inc.	14,376	573,746
Gaming and Leisure Properties, Inc. REIT	2,868	135,943
Gartner, Inc.*	733	256,315
GE HealthCare Technologies, Inc.	3,945	277,925
Gen Digital, Inc.	5,173	104,753
Generac Holdings, Inc.*	592	70,336
General Dynamics Corp.	2,201	498,835
General Electric Co.	10,435	1,194,390
General Mills, Inc.	5,646	382,008
General Motors Co.	13,196	442,198
Genuine Parts Co.	1,418	217,989
Gilead Sciences, Inc.	12,018	919,137
Global Payments, Inc.	2,715	343,963
Globe Life, Inc.	933	104,095
GoDaddy, Inc., Class A*	1,565	113,478
Goldman Sachs Group, Inc.	3,263	1,069,318
Graco, Inc.	1,532	120,936
Halliburton Co.	8,921	344,529
Hartford Financial Services Group, Inc.	3,115	223,719
Hasbro, Inc.	1,228	88,416
HCA Healthcare, Inc.	2,056	570,129
Healthcare Realty Trust, Inc. REIT	3,606	63,177

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
United States (Continued)
Healthpeak Properties, Inc. REIT	5,583	$114,898
HEICO Corp.	410	69,171
HEICO Corp., Class A	750	101,572
Henry Schein, Inc.*	1,227	93,915
Hershey Co.	1,411	303,167
Hess Corp.	2,596	401,082
Hewlett Packard Enterprise Co.	12,418	210,982
HF Sinclair Corp.	1,566	86,271
Hilton Worldwide Holdings, Inc.	2,577	383,071
Hologic, Inc.*	2,226	166,371
Home Depot, Inc.	9,697	3,202,919
Honeywell International, Inc.	6,444	1,211,085
Horizon Therapeutics PLC*	2,019	227,622
Hormel Foods Corp.	3,060	118,085
Host Hotels & Resorts, Inc. REIT	6,549	103,409
Howmet Aerospace, Inc.	3,866	191,251
HP, Inc.	8,021	238,304
Hubbell, Inc.	494	161,069
HubSpot, Inc.*	500	273,260
Humana, Inc.	1,205	556,264
Huntington Bancshares, Inc.	14,292	158,498
Huntington Ingalls Industries, Inc.	354	77,993
Hyatt Hotels Corp., Class A	339	38,107
IDEX Corp.	769	174,102
IDEXX Laboratories, Inc.*	825	421,913
Illinois Tool Works, Inc.	2,974	735,619
Illumina, Inc.*	1,583	261,543
Incyte Corp.*	1,856	119,768
Ingersoll Rand, Inc.	3,886	270,504
Insulet Corp.*	673	129,021
Intel Corp.	39,532	1,389,154
Intercontinental Exchange, Inc.	5,252	619,683
International Business Machines Corp.	8,579	1,259,655
International Flavors & Fragrances, Inc.	2,457	173,096
International Paper Co.	3,620	126,410
Interpublic Group of Cos., Inc.	3,764	122,744
Intuit, Inc.	2,713	1,469,931
Intuitive Surgical, Inc.*	3,451	1,079,059
Invesco Ltd.	3,892	61,961
Invitation Homes, Inc. REIT	5,872	200,176
IQVIA Holdings, Inc.*	1,727	384,482
Iron Mountain, Inc. REIT	2,930	186,172
J M Smucker Co.	1,055	152,922
Jabil, Inc.	1,262	144,398
Jack Henry & Associates, Inc.	631	98,928
Jacobs Solutions, Inc.	1,316	177,423
Jazz Pharmaceuticals PLC*	582	83,436
JB Hunt Transport Services, Inc.	736	138,280
Johnson & Johnson	23,170	3,746,126
Johnson Controls International PLC	6,553	387,020
JPMorgan Chase & Co.	28,298	4,140,846
Juniper Networks, Inc.	2,604	75,828
Kellogg Co.	2,635	160,788
Kenvue, Inc.	14,660	337,913
Keurig Dr Pepper, Inc.	8,586	288,919
KeyCorp	7,679	87,003
Keysight Technologies, Inc.*	1,731	230,742

	Number of Shares	Value
United States (Continued)
Kimberly-Clark Corp.	3,250	$418,697
Kimco Realty Corp. REIT	6,466	122,466
Kinder Morgan, Inc.	19,936	343,298
KKR & Co., Inc.	5,758	361,660
KLA Corp.	1,347	676,019
Knight-Swift Transportation Holdings, Inc.	1,416	77,625
Kraft Heinz Co.	7,528	249,102
Kroger Co.	6,896	319,905
L3Harris Technologies, Inc.	1,841	327,864
Laboratory Corp. of America Holdings	922	191,868
Lam Research Corp.	1,304	915,930
Lamb Weston Holdings, Inc.	1,320	128,581
Las Vegas Sands Corp.	3,155	173,083
Lattice Semiconductor Corp.*	1,334	129,745
Lear Corp.	578	83,284
Leidos Holdings, Inc.	1,132	110,381
Lennar Corp., Class A	2,601	309,753
Lennox International, Inc.	280	105,507
Liberty Broadband Corp., Class C*	1,116	104,413
Liberty Media Corp.-Liberty Formula One, Class C*	2,033	139,850
Liberty Media Corp.-Liberty SiriusXM*	1,787	43,674
Linde PLC	4,773	1,847,342
Live Nation Entertainment, Inc.*	1,701	143,786
LKQ Corp.	2,307	121,187
Lockheed Martin Corp.	2,209	990,405
Loews Corp.	1,929	119,772
Lowe’s Cos., Inc.	5,777	1,331,483
LPL Financial Holdings, Inc.	781	180,091
Lucid Group, Inc.*	8,650	54,322
LyondellBasell Industries NV, Class A	2,634	260,160
M&T Bank Corp.	1,604	200,580
Manhattan Associates, Inc.*	598	121,167
Marathon Oil Corp.	6,660	175,491
Marathon Petroleum Corp.	4,141	591,211
Markel Group, Inc.*	122	180,428
MarketAxess Holdings, Inc.	331	79,748
Marriott International, Inc., Class A	2,493	507,350
Marsh & McLennan Cos., Inc.	4,780	932,052
Martin Marietta Materials, Inc.	561	250,436
Marvell Technology, Inc.	8,241	480,038
Masco Corp.	2,095	123,626
Mastercard, Inc., Class A	8,164	3,368,793
Match Group, Inc.*	2,605	122,096
McCormick & Co., Inc.	2,459	201,835
McDonald’s Corp.	7,039	1,979,015
McKesson Corp.	1,360	560,755
Merck & Co., Inc.	24,461	2,665,760
Meta Platforms, Inc., Class A*	21,334	6,312,517
MetLife, Inc.	6,000	380,040
Mettler-Toledo International, Inc.*	213	258,471
MGM Resorts International	3,400	149,532
Microchip Technology, Inc.	5,300	433,752
Micron Technology, Inc.	10,468	732,132
Microsoft Corp.	68,094	22,318,489
Mid-America Apartment Communities, Inc. REIT	1,138	165,272

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
United States (Continued)
Moderna, Inc.*	3,120	$352,778
Mohawk Industries, Inc.*	352	35,689
Molina Healthcare, Inc.*	591	183,281
Molson Coors Beverage Co., Class B	1,775	112,695
Mondelez International, Inc., Class A	13,086	932,508
MongoDB, Inc.*	692	263,860
Monolithic Power Systems, Inc.	399	207,963
Monster Beverage Corp.*	7,464	428,508
Moody’s Corp.	1,559	525,071
Morgan Stanley	12,240	1,042,236
Mosaic Co.	3,216	124,942
Motorola Solutions, Inc.	1,576	446,906
MSCI, Inc.	794	431,634
Nasdaq, Inc.	3,310	173,709
NetApp, Inc.	2,126	163,064
Netflix, Inc.*	4,224	1,831,864
Neurocrine Biosciences, Inc.*	908	98,872
Newmont Corp.	7,372	290,604
News Corp., Class A	3,867	83,102
NextEra Energy, Inc.	19,462	1,300,062
NIKE, Inc., Class B	12,035	1,224,080
NiSource, Inc.	3,887	104,016
Nordson Corp.	438	106,933
Norfolk Southern Corp.	2,174	445,692
Northern Trust Corp.	2,008	152,749
Northrop Grumman Corp.	1,414	612,389
NRG Energy, Inc.	2,414	90,646
Nucor Corp.	2,446	420,957
NVIDIA Corp.	23,788	11,740,567
NVR, Inc.*	33	210,452
Occidental Petroleum Corp.	6,467	406,063
Okta, Inc.*	1,454	121,424
Old Dominion Freight Line, Inc.	897	383,351
Omnicom Group, Inc.	1,947	157,726
ON Semiconductor Corp.*	4,348	428,104
ONEOK, Inc.	4,264	278,013
Oracle Corp.	15,646	1,883,622
O’Reilly Automotive, Inc.*	600	563,820
Otis Worldwide Corp.	3,902	333,816
Ovintiv, Inc.	2,343	110,027
Owens Corning	912	131,246
PACCAR, Inc.	4,843	398,530
Packaging Corp. of America	924	137,768
Palantir Technologies, Inc., Class A*	17,700	265,146
Palo Alto Networks, Inc.*	2,928	712,382
Paramount Global, Class B	4,038	60,933
Parker-Hannifin Corp.	1,262	526,128
Paychex, Inc.	3,155	385,636
Paycom Software, Inc.	515	151,843
Paylocity Holding Corp.*	353	70,776
PayPal Holdings, Inc.*	10,468	654,355
PepsiCo, Inc.	13,256	2,358,508
Pfizer, Inc.	53,882	1,906,345
PG&E Corp.*	17,280	281,664
Philip Morris International, Inc.	14,769	1,418,710
Phillips 66	4,597	524,794
Pinterest, Inc., Class A*	5,096	140,089

	Number of Shares	Value
United States (Continued)
Pioneer Natural Resources Co.	2,178	$518,212
PNC Financial Services Group, Inc.	3,944	476,159
Pool Corp.	356	130,154
PPG Industries, Inc.	2,227	315,700
PPL Corp.	7,043	175,512
Principal Financial Group, Inc.	2,282	177,334
Procter & Gamble Co.	22,724	3,507,222
Progressive Corp.	5,642	753,038
Prologis, Inc. REIT	9,000	1,117,800
Prudential Financial, Inc.	3,575	338,445
PTC, Inc.*	1,040	153,057
Public Service Enterprise Group, Inc.	4,585	280,052
Public Storage REIT	1,585	438,062
PulteGroup, Inc.	2,075	170,274
Qorvo, Inc.*	1,012	108,679
QUALCOMM, Inc.	10,880	1,246,086
Quanta Services, Inc.	1,388	291,300
Quest Diagnostics, Inc.	1,014	133,341
Raymond James Financial, Inc.	1,873	195,897
Realty Income Corp. REIT	6,305	353,332
Regency Centers Corp. REIT	1,499	93,238
Regeneron Pharmaceuticals, Inc.*	1,040	859,550
Regions Financial Corp.	8,289	152,020
Reliance Steel & Aluminum Co.	522	148,749
Repligen Corp.*	472	82,086
Republic Services, Inc.	2,036	293,449
ResMed, Inc.	1,414	225,660
Revvity, Inc.	1,153	134,936
Rivian Automotive, Inc., Class A*	6,137	139,494
Robert Half, Inc.	927	68,561
Robinhood Markets, Inc., Class A*	4,112	44,780
ROBLOX Corp., Class A*	4,117	116,470
Rockwell Automation, Inc.	1,094	341,416
Roku, Inc.*	1,151	93,461
Rollins, Inc.	2,058	81,435
Roper Technologies, Inc.	981	489,578
Ross Stores, Inc.	3,403	414,519
Royal Caribbean Cruises Ltd.*	2,128	210,544
Royalty Pharma PLC, Class A	3,227	96,229
RPM International, Inc.	1,228	122,481
RTX Corp.	14,349	1,234,588
S&P Global, Inc.	3,112	1,216,356
Salesforce, Inc.*	9,419	2,085,932
SBA Communications Corp. REIT	1,015	227,898
Schlumberger NV	13,850	816,596
Seagate Technology Holdings PLC	1,855	131,315
Seagen, Inc.*	1,374	283,140
Sealed Air Corp.	1,434	53,144
SEI Investments Co.	1,153	71,555
Sempra	6,006	421,741
Sensata Technologies Holding PLC	1,419	53,383
ServiceNow, Inc.*	1,976	1,163,528
Sherwin-Williams Co.	2,290	622,239
Simon Property Group, Inc. REIT	3,280	372,247
Sirius XM Holdings, Inc.	7,250	31,900
Skyworks Solutions, Inc.	1,591	173,005
Snap, Inc., Class A*	10,223	105,808

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
United States (Continued)
Snap-on, Inc.	497	$133,494
Snowflake, Inc., Class A*	2,545	399,183
Southern Co.	10,267	695,384
Southwest Airlines Co.	1,418	44,809
Splunk, Inc.*	1,547	187,589
SS&C Technologies Holdings, Inc.	2,421	139,014
Stanley Black & Decker, Inc.	1,591	150,159
Starbucks Corp.	11,029	1,074,666
State Street Corp.	3,447	236,947
Steel Dynamics, Inc.	1,623	172,996
STERIS PLC	923	211,912
Stryker Corp.	3,250	921,537
Sun Communities, Inc. REIT	1,145	140,171
Super Micro Computer, Inc.*	455	125,161
Synchrony Financial	4,363	140,838
Synopsys, Inc.*	1,487	682,369
Sysco Corp.	4,830	336,409
T. Rowe Price Group, Inc.	2,132	239,274
Take-Two Interactive Software, Inc.*	1,577	224,249
Targa Resources Corp.	2,094	180,607
Target Corp.	4,352	550,746
TE Connectivity Ltd.	3,078	407,496
Teledyne Technologies, Inc.*	405	169,411
Teleflex, Inc.	485	103,179
Teradyne, Inc.	1,586	171,082
Tesla, Inc.*	27,457	7,086,103
Texas Instruments, Inc.	8,637	1,451,534
Texas Pacific Land Corp.	65	122,509
Textron, Inc.	2,045	158,917
Thermo Fisher Scientific, Inc.	3,735	2,080,769
TJX Cos., Inc.	11,147	1,030,875
T-Mobile US, Inc.*	5,221	711,361
Toast, Inc., Class A*	3,244	71,919
Toro Co.	971	99,353
Tractor Supply Co.	997	217,845
Trade Desk, Inc., Class A*	4,286	343,009
Tradeweb Markets, Inc., Class A	1,049	90,665
TransDigm Group, Inc.*	506	457,348
TransUnion	1,972	160,166
Travelers Cos., Inc.	2,177	350,998
Trimble, Inc.*	2,504	137,194
Truist Financial Corp.	12,838	392,201
Twilio, Inc., Class A*	1,614	102,828
Tyler Technologies, Inc.*	369	147,021
Tyson Foods, Inc., Class A	2,674	142,444
Uber Technologies, Inc.*	17,553	829,028
UDR, Inc. REIT	3,031	120,937
U-Haul Holding Co.	872	46,425
Uipath, Inc., Class A*	3,569	56,426
Ulta Beauty, Inc.*	474	196,724
Union Pacific Corp.	5,983	1,319,670
United Parcel Service, Inc., Class B	6,987	1,183,598
United Rentals, Inc.	680	324,047
United Therapeutics Corp.*	442	99,167
UnitedHealth Group, Inc.	9,025	4,301,135
Unity Software, Inc.*	2,498	92,601
Universal Health Services, Inc., Class B	575	77,453

	Number of Shares	Value
United States (Continued)
US Bancorp	14,195	$518,543
Vail Resorts, Inc.	359	81,249
Valero Energy Corp.	3,487	452,961
Veeva Systems, Inc., Class A*	1,315	274,441
Ventas, Inc. REIT	3,823	166,989
VeriSign, Inc.*	913	189,712
Verisk Analytics, Inc.	1,382	334,748
Verizon Communications, Inc.	40,704	1,423,826
Vertex Pharmaceuticals, Inc.*	2,524	879,210
VF Corp.	3,258	64,378
Viatris, Inc.	11,483	123,442
VICI Properties, Inc. REIT	9,249	285,239
Visa, Inc., Class A	15,604	3,833,591
Vistra Corp.	3,140	98,659
VMware, Inc., Class A*	2,280	384,818
Vulcan Materials Co.	1,215	265,174
W.R. Berkley Corp.	1,827	113,018
W.W. Grainger, Inc.	418	298,511
Walgreens Boots Alliance, Inc.	6,889	174,361
Walmart, Inc.	14,394	2,340,608
Walt Disney Co.*	17,407	1,456,618
Warner Bros Discovery, Inc.*	22,436	294,809
Waste Management, Inc.	3,980	623,984
Waters Corp.*	595	167,076
Watsco, Inc.	301	109,730
Webster Financial Corp.	1,782	75,575
WEC Energy Group, Inc.	3,001	252,444
Wells Fargo & Co.	35,378	1,460,758
Welltower, Inc. REIT	4,900	406,112
West Pharmaceutical Services, Inc.	699	284,423
Western Digital Corp.*	3,226	145,170
Westinghouse Air Brake Technologies Corp.	1,702	191,509
Westlake Corp.	338	44,271
Westrock Co.	2,516	82,298
Weyerhaeuser Co. REIT	7,160	234,490
Whirlpool Corp.	581	81,317
Williams Cos., Inc.	12,278	423,959
Wolfspeed, Inc.*	1,146	54,802
Workday, Inc., Class A*	2,000	489,000
WP Carey, Inc. REIT	1,815	118,066
Wynn Resorts Ltd.	1,055	106,956
Xcel Energy, Inc.	5,285	301,932
Xylem, Inc.	2,276	235,657
Yum! Brands, Inc.	2,698	349,067
Zebra Technologies Corp., Class A*	467	128,430
Zillow Group, Inc., Class C*	1,324	69,060
Zimmer Biomet Holdings, Inc.	1,951	232,403
Zoetis, Inc.	4,455	848,722
Zoom Video Communications, Inc., Class A*	2,122	150,726
ZoomInfo Technologies, Inc.*	2,504	45,122
Zscaler, Inc.*	911	142,162

(Cost $336,835,941)		376,303,098

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Uruguay — 0.1%
MercadoLibre, Inc.* (Cost $485,917)	436	$598,349

TOTAL COMMON STOCKS (Cost $474,751,039)		515,516,676

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	494	47,585
Dr Ing hc F Porsche AG, 144A	1,070	118,281
Henkel AG & Co. KGaA	1,683	129,180
Porsche Automobil Holding SE	1,487	80,002
Sartorius AG	259	106,089
Volkswagen AG	1,981	243,045

(Cost $865,152)		724,182

RIGHTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*, expires 10/6/23 (Cost $0)	214	118

Sweden — 0.0%
Swedish Orphan Biovitrum AB*, expires 9/18/23 (Cost $0)	1,584	1,431

	Number of Shares	Value
TOTAL RIGHTS (Cost $0)		$1,549

WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*(c), expires 8/22/28 (Cost $0)	214	0

Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	19,824	18,966

TOTAL WARRANTS (Cost $0)		18,966

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (d) (Cost $820,287)	820,287	820,287

TOTAL INVESTMENTS — 99.5% (Cost $476,436,478)		$517,081,660
Other assets and liabilities, net — 0.5%		2,624,653

NET ASSETS — 100.0%		$519,706,313

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (b)
178,464	—	(20,826)		2,962	51,096	6,841	—	19,404	211,696

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e)
339,649	—	(339,649	) (f)	—	—	34,025	—	—	—

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (d)
995,448	12,750,370	(12,925,531)		—		48,511	—	820,287	820,287

1,513,561	12,750,370	(13,286,006)		2,962	51,096	89,377	—	839,691	1,031,983

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2023

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Futures	USD	8	$1,761,506	$1,806,400	9/15/2023	$44,894
S&P Mid 400 E-Mini Futures	USD	1	268,840	264,870	9/15/2023	(3,970)
MINI S&P/TSX 60 Futures	CAD	2	88,583	89,885	9/14/2023	1,302
MSCI EAFE Futures	USD	10	1,070,880	1,054,650	9/15/2023	(16,230)

Total net unrealized appreciation						$25,996

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$515,516,676	$—	$—	$515,516,676
Preferred Stocks	724,182	—	—	724,182
Rights (a)	1,549	—	—	1,549
Warrants (a)	18,966	—	0	18,966
Short-Term Investments (a)	820,287	—	—	820,287
Derivatives (b)
Futures Contracts	46,196	—	—	46,196

TOTAL	$517,127,856	$—	$0	$517,127,856

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(20,200)	$—	$—	$(20,200)

TOTAL	$(20,200)	$—	$—	$(20,200)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 11.2%
Activision Blizzard, Inc.	209	$19,226
Alphabet, Inc., Class A*	5,824	793,054
Alphabet, Inc., Class C*	5,277	724,796
AT&T, Inc.	9,306	137,636
Charter Communications, Inc., Class A*	130	56,955
Comcast Corp., Class A	4,718	220,614
Electronic Arts, Inc.	341	40,913
Interpublic Group of Cos., Inc.	270	8,805
Live Nation Entertainment, Inc.*	264	22,316
Meta Platforms, Inc., Class A*	3,519	1,041,237
New York Times Co., Class A	218	9,651
News Corp., Class A	483	10,379
Nexstar Media Group, Inc.	46	7,489
Omnicom Group, Inc.	74	5,995
Verizon Communications, Inc.	4,122	144,187

(Cost $2,606,674)		3,243,253

Consumer Discretionary — 12.3%
Advance Auto Parts, Inc.	176	12,112
Airbnb, Inc., Class A*	429	56,435
Amazon.com, Inc.*	655	90,397
Aramark	189	7,027
AutoNation, Inc.*	83	13,038
AutoZone, Inc.*	37	93,659
Bath & Body Works, Inc.	473	17,440
Best Buy Co., Inc.	866	66,206
Booking Holdings, Inc.*	54	167,672
BorgWarner, Inc.	365	14,874
Brunswick Corp.	86	6,804
Capri Holdings Ltd.*	383	20,104
Chipotle Mexican Grill, Inc.*	31	59,726
D.R. Horton, Inc.	110	13,092
Darden Restaurants, Inc.	245	38,100
Deckers Outdoor Corp.*	52	27,513
Dick’s Sporting Goods, Inc.	144	16,753
Domino’s Pizza, Inc.	52	20,145
eBay, Inc.	168	7,523
Expedia Group, Inc.*	311	33,709
Five Below, Inc.*	69	11,865
Floor & Decor Holdings, Inc., Class A*	124	12,363
Garmin Ltd.	259	27,459
General Motors Co.	1,043	34,951
Gentex Corp.	433	14,142
Genuine Parts Co.	214	32,898
Grand Canyon Education, Inc.*	96	11,256
H&R Block, Inc.	484	19,350
Home Depot, Inc.	1,455	480,586
Lear Corp.	105	15,129
Lennar Corp., Class A	676	80,505
LKQ Corp.	526	27,631
Lowe’s Cos., Inc.	1,612	371,534
Lululemon Athletica, Inc.*	138	52,614
Macy’s, Inc.	710	8,683
MGM Resorts International	425	18,692
Mohawk Industries, Inc.*	82	8,314
Murphy USA, Inc.	81	25,729

	Number of Shares	Value
Consumer Discretionary (Continued)
NIKE, Inc., Class B	325	$33,056
NVR, Inc.*	10	63,773
O’Reilly Automotive, Inc.*	112	105,246
Penske Automotive Group, Inc.	56	9,201
Phinia, Inc.*	73	2,029
Polaris, Inc.	82	9,191
Pool Corp.	45	16,452
PulteGroup, Inc.	368	30,198
Ralph Lauren Corp.	80	9,330
Ross Stores, Inc.	554	67,483
Skechers U.S.A., Inc., Class A*	203	10,213
Starbucks Corp.	1,435	139,826
Tapestry, Inc.	668	22,258
Tesla, Inc.*	2,110	544,549
Texas Roadhouse, Inc.	112	11,659
Thor Industries, Inc.	242	25,366
TJX Cos., Inc.	2,291	211,872
Toll Brothers, Inc.	161	13,191
TopBuild Corp.*	58	16,825
Tractor Supply Co.	244	53,314
Ulta Beauty, Inc.*	126	52,294
Williams-Sonoma, Inc.	314	44,337
Yum! Brands, Inc.	338	43,730

(Cost $3,278,067)		3,571,423

Consumer Staples — 8.8%
Albertsons Cos., Inc., Class A	1,363	30,531
Altria Group, Inc.	2,515	111,213
Archer-Daniels-Midland Co.	1,578	125,135
BJ’s Wholesale Club Holdings, Inc.*	493	33,223
Casey’s General Stores, Inc.	88	21,508
Clorox Co.	47	7,353
Colgate-Palmolive Co.	272	19,984
Costco Wholesale Corp.	1,078	592,124
Dollar General Corp.	125	17,313
Dollar Tree, Inc.*	198	24,227
Estee Lauder Cos., Inc., Class A	322	51,691
Hershey Co.	130	27,932
Kroger Co.	1,581	73,343
Monster Beverage Corp.*	779	44,722
Philip Morris International, Inc.	636	61,094
Procter & Gamble Co.	2,561	395,265
Sysco Corp.	984	68,536
Target Corp.	1,004	127,056
Tyson Foods, Inc., Class A	558	29,725
US Foods Holding Corp.*	502	20,296
Walgreens Boots Alliance, Inc.	375	9,491
Walmart, Inc.	4,046	657,920

(Cost $2,434,292)		2,549,682

Energy — 11.8%
Antero Resources Corp. *	562	15,551
APA Corp.	834	36,563
Cheniere Energy, Inc.	303	49,450
Chesapeake Energy Corp.	312	27,521
Chevron Corp.	4,085	658,093
ConocoPhillips	3,133	372,921
Coterra Energy, Inc.	1,697	47,838

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2023

	Number of Shares	Value
Energy (Continued)
Devon Energy Corp.	1,444	$73,774
Diamondback Energy, Inc.	292	44,320
EOG Resources, Inc.	1,324	170,293
EQT Corp.	426	18,412
Exxon Mobil Corp.	10,438	1,160,601
HF Sinclair Corp.	356	19,612
Marathon Oil Corp.	1,264	33,306
Marathon Petroleum Corp.	1,410	201,306
Occidental Petroleum Corp.	1,001	62,853
ONEOK, Inc.	115	7,498
Ovintiv, Inc.	569	26,720
Phillips 66	817	93,269
Pioneer Natural Resources Co.	450	107,068
Range Resources Corp.	416	13,470
Southwestern Energy Co.*	2,020	13,696
Targa Resources Corp.	105	9,056
Texas Pacific Land Corp.	5	9,424
Valero Energy Corp.	1,113	144,579

(Cost $3,034,971)		3,417,194

Financials — 8.7%
Affiliated Managers Group, Inc.	268	35,915
Allstate Corp.	105	11,320
Aon PLC, Class A	341	113,686
Apollo Global Management, Inc.	113	9,869
Arch Capital Group Ltd.*	110	8,455
Berkshire Hathaway, Inc., Class B*	1,187	427,557
Blackstone, Inc.	297	31,592
Cincinnati Financial Corp.	125	13,224
Coinbase Global, Inc., Class A *	164	13,054
Credit Acceptance Corp.*	25	12,544
Discover Financial Services	59	5,314
Evercore, Inc., Class A	257	35,993
FactSet Research Systems, Inc.	90	39,277
Franklin Resources, Inc.	530	14,172
Houlihan Lokey, Inc.	86	9,059
Jack Henry & Associates, Inc.	107	16,775
Janus Henderson Group PLC	244	6,703
Lazard Ltd., Class A	323	11,221
LPL Financial Holdings, Inc.	295	68,024
MarketAxess Holdings, Inc.	80	19,274
Marsh & McLennan Cos., Inc.	1,027	200,255
Mastercard, Inc., Class A	1,066	439,874
MGIC Investment Corp.	2,065	36,303
Moody’s Corp.	307	103,398
MSCI, Inc.	166	90,241
PayPal Holdings, Inc.*	1,199	74,950
Progressive Corp.	191	25,493
RLI Corp.	139	18,281
S&P Global, Inc.	124	48,467
SEI Investments Co.	415	25,755
Synchrony Financial	554	17,883
T. Rowe Price Group, Inc.	976	109,536
Visa, Inc., Class A	1,741	427,729
Willis Towers Watson PLC	79	16,334

(Cost $2,285,179)		2,537,527

	Number of Shares	Value
Health Care — 12.5%
Abbott Laboratories	1,640	$168,756
AbbVie, Inc.	110	16,166
Align Technology, Inc.*	29	10,734
Amgen, Inc.	81	20,764
Biogen, Inc.*	82	21,924
Bio-Rad Laboratories, Inc., Class A*	20	8,004
Bio-Techne Corp.	124	9,722
Bristol-Myers Squibb Co.	417	25,708
Cardinal Health, Inc.	946	82,614
Cencora, Inc.	580	102,068
Centene Corp.*	1,501	92,537
Chemed Corp.	21	10,740
Cigna Group	514	141,998
CVS Health Corp.	2,872	187,168
Edwards Lifesciences Corp.*	745	56,970
Elevance Health, Inc.	341	150,725
Eli Lilly & Co.	42	23,276
Enovis Corp.*	122	6,837
Fortrea Holdings, Inc.*	55	1,515
GE HealthCare Technologies, Inc.	504	35,507
Gilead Sciences, Inc.	322	24,627
HCA Healthcare, Inc.	272	75,426
Henry Schein, Inc.*	249	19,058
Hologic, Inc.*	514	38,416
Humana, Inc.	341	157,416
IDEXX Laboratories, Inc.*	23	11,762
Incyte Corp.*	265	17,100
Intuitive Surgical, Inc.*	278	86,925
Johnson & Johnson	943	152,464
Laboratory Corp. of America Holdings	55	11,446
McKesson Corp.	693	285,738
Medpace Holdings, Inc.*	33	8,919
Merck & Co., Inc.	2,884	314,298
Mettler-Toledo International, Inc.*	24	29,124
Moderna, Inc.*	1,107	125,168
Molina Healthcare, Inc.*	176	54,581
Pfizer, Inc.	16,330	577,755
Premier, Inc., Class A	206	4,435
Quest Diagnostics, Inc.	170	22,355
Regeneron Pharmaceuticals, Inc.*	80	66,119
Shockwave Medical, Inc.*	28	6,171
Thermo Fisher Scientific, Inc.	25	13,928
United Therapeutics Corp.*	70	15,705
UnitedHealth Group, Inc.	313	149,170
Universal Health Services, Inc., Class B	74	9,968
Vertex Pharmaceuticals, Inc.*	381	132,718
Waters Corp.*	68	19,094
West Pharmaceutical Services, Inc.	80	32,552

(Cost $3,678,474)		3,636,171

Industrials — 8.8%
3M Co.	785	83,736
A O Smith Corp.	263	19,068
Acuity Brands, Inc.	71	11,451
Advanced Drainage Systems, Inc.	96	12,303
AGCO Corp.	143	18,523
Alaska Air Group, Inc.*	408	17,124

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2023

	Number of Shares	Value
Industrials (Continued)
American Airlines Group, Inc.*	1,069	$15,746
Automatic Data Processing, Inc.	618	157,349
Avis Budget Group, Inc.*	38	8,109
Builders FirstSource, Inc.*	533	77,306
C.H. Robinson Worldwide, Inc.	499	45,125
Carlisle Cos., Inc.	91	23,935
Carrier Global Corp.	198	11,375
Caterpillar, Inc.	397	111,609
Cintas Corp.	76	38,317
Clean Harbors, Inc.*	55	9,314
CNH Industrial NV	1,491	20,546
Copart, Inc.*	1,052	47,161
CSX Corp.	1,611	48,652
Cummins, Inc.	89	20,474
Delta Air Lines, Inc.	1,161	49,784
Donaldson Co., Inc.	176	11,241
EMCOR Group, Inc.	118	26,461
Emerson Electric Co.	81	7,958
Expeditors International of Washington, Inc.	599	69,909
Fastenal Co.	878	50,555
FedEx Corp.	492	128,422
Fortune Brands Innovations, Inc.	253	17,462
FTI Consulting, Inc.*	46	8,548
Genpact Ltd.	198	7,391
Graco, Inc.	233	18,393
Hubbell, Inc.	45	14,672
Illinois Tool Works, Inc.	295	72,968
ITT, Inc.	76	7,773
JB Hunt Transport Services, Inc.	233	43,776
Knight-Swift Transportation Holdings, Inc.	453	24,833
Landstar System, Inc.	136	25,814
Lockheed Martin Corp.	353	158,268
ManpowerGroup, Inc.	122	9,622
Masco Corp.	458	27,027
Nordson Corp.	59	14,404
Old Dominion Freight Line, Inc.	172	73,508
Oshkosh Corp.	134	13,913
Otis Worldwide Corp.	410	35,075
Owens Corning	275	39,575
PACCAR, Inc.	490	40,322
Paychex, Inc.	428	52,314
Paycom Software, Inc.	37	10,909
Quanta Services, Inc.	150	31,481
RB Global, Inc.	194	11,974
Robert Half, Inc.	395	29,214
Rollins, Inc.	186	7,360
Ryder System, Inc.	98	9,869
Saia, Inc.*	34	14,491
Snap-on, Inc.	81	21,757
Southwest Airlines Co.	1,124	35,518
Tetra Tech, Inc.	85	13,375
Textron, Inc.	223	17,329
Trane Technologies PLC	161	33,047
Trex Co., Inc.*	133	9,492
Union Pacific Corp.	450	99,257

	Number of Shares	Value
Industrials (Continued)
United Airlines Holdings, Inc.*	289	$14,395
United Parcel Service, Inc., Class B	1,343	227,504
United Rentals, Inc.	61	29,069
W.W. Grainger, Inc.	65	46,419
Waste Management, Inc.	82	12,856
Watsco, Inc.	70	25,519

(Cost $2,384,077)		2,548,046

Information Technology — 21.0%
Accenture PLC, Class A	1,060	343,196
Adobe, Inc.*	597	333,926
Advanced Micro Devices, Inc.*	452	47,786
Amdocs Ltd.	245	21,854
Analog Devices, Inc.	356	64,714
Apple, Inc.	7,664	1,439,836
Applied Materials, Inc.	1,496	228,529
Arista Networks, Inc.*	295	57,593
Autodesk, Inc.*	181	40,171
Cadence Design Systems, Inc.*	79	18,995
CDW Corp.	98	20,693
Cirrus Logic, Inc.*	107	8,778
Cisco Systems, Inc.	8,766	502,730
Cognex Corp.	164	7,721
Cognizant Technology Solutions Corp., Class A	1,307	93,594
Dropbox, Inc., Class A*	286	7,948
EPAM Systems, Inc.*	71	18,388
F5, Inc.*	71	11,620
Fair Isaac Corp.*	28	25,329
Fortinet, Inc.*	691	41,605
Gartner, Inc.*	20	6,994
HP, Inc.	1,921	57,073
Intel Corp.	2,904	102,047
Intuit, Inc.	24	13,003
Keysight Technologies, Inc.*	198	26,393
KLA Corp.	231	115,932
Lam Research Corp.	203	142,587
Lattice Semiconductor Corp.*	108	10,504
Manhattan Associates, Inc.*	49	9,928
Microchip Technology, Inc.	504	41,247
Micron Technology, Inc.	3,086	215,835
Microsoft Corp.	4,215	1,381,508
NVIDIA Corp.	106	52,316
ON Semiconductor Corp.*	572	56,319
Oracle Corp.	220	26,486
Pure Storage, Inc., Class A*	259	9,477
QUALCOMM, Inc.	1,379	157,937
Salesforce, Inc.*	46	10,187
Skyworks Solutions, Inc.	239	25,989
Teradyne, Inc.	246	26,536
Texas Instruments, Inc.	1,597	268,392
VeriSign, Inc.*	99	20,571

(Cost $5,237,107)		6,112,267

Materials — 3.3%
Albemarle Corp.	195	38,748
Berry Global Group, Inc.	132	8,625
Celanese Corp.	61	7,708

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2023

	Number of Shares	Value
Materials (Continued)
CF Industries Holdings, Inc.	948	$73,062
Cleveland-Cliffs, Inc.*	1,119	17,109
Corteva, Inc.	360	18,184
Dow, Inc.	1,328	72,456
DuPont de Nemours, Inc.	259	19,914
Eagle Materials, Inc.	71	13,442
Freeport-McMoRan, Inc.	769	30,691
Graphic Packaging Holding Co.	451	10,030
Huntsman Corp.	410	11,427
International Paper Co.	662	23,117
Louisiana-Pacific Corp.	340	21,243
LyondellBasell Industries NV, Class A	962	95,017
Mosaic Co.	1,470	57,109
Nucor Corp.	987	169,863
Olin Corp.	558	32,375
Packaging Corp. of America	199	29,671
Reliance Steel & Aluminum Co.	260	74,090
Steel Dynamics, Inc.	830	88,470
United States Steel Corp.	798	24,810
Westlake Corp.	77	10,085
Westrock Co.	365	11,939

(Cost $861,329)		959,185

Real Estate — 1.1%
Apartment Income REIT Corp. REIT	432	14,714
Camden Property Trust REIT	90	9,686
CBRE Group, Inc., Class A*	636	54,092
Extra Space Storage, Inc. REIT	104	13,382

	Number of Shares	Value
Real Estate (Continued)
Jones Lang LaSalle, Inc.*	71	$12,269
Lamar Advertising Co., Class A REIT	73	6,659
Public Storage REIT	327	90,376
Simon Property Group, Inc. REIT	357	40,516
Weyerhaeuser Co. REIT	2,213	72,476

(Cost $310,127)		314,170

Utilities — 0.0%
DTE Energy Co.	68	7,030
UGI Corp.	324	8,158

(Cost $17,456)		15,188

TOTAL COMMON STOCKS (Cost $26,127,753)		28,904,106

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 ETF (Cost $82,137)	350	86,727

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $14,718)	14,718	14,718

TOTAL INVESTMENTS — 99.9% (Cost $26,224,608)		$29,005,551
Other assets and liabilities, net — 0.1%		36,133

NET ASSETS — 100.0%		$29,041,684

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:
Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (a)(b)
4,995	—	(4,995	) (c)	—	—	416	—	—	—
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
4,206	422,712	(412,200)		—	—	365	—	14,718	14,718

9,201	422,712	(417,195)		—	—	781	—	14,718	14,718

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2023

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$28,904,106	$—	$—	$28,904,106
Exchange-Traded Funds	86,727	—	—	86,727
Short-Term Investments (a)	14,718	—	—	14,718

TOTAL	$29,005,551	$—	$—	$29,005,551

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 2.2%
Activision Blizzard, Inc.	951	$87,482
Alphabet, Inc., Class A*	740	100,766
Alphabet, Inc., Class C*	733	100,678
AT&T, Inc.	7,208	106,606
Charter Communications, Inc., Class A*	301	131,874
Comcast Corp., Class A	3,945	184,468
Electronic Arts, Inc.	1,363	163,533
Fox Corp., Class A	3,337	110,321
Fox Corp., Class B	1,345	41,049
Frontier Communications Parent, Inc.*	837	13,409
Interpublic Group of Cos., Inc.	7,742	252,467
Iridium Communications, Inc.	841	41,167
Liberty Broadband Corp., Class A*	172	16,106
Liberty Broadband Corp., Class C*	433	40,511
Liberty Media Corp.-Liberty Formula One, Class A*	188	11,402
Liberty Media Corp.-Liberty Formula One, Class C*	1,189	81,791
Liberty Media Corp.-Liberty Live, Class A*	86	2,865
Liberty Media Corp.-Liberty Live, Class C*	207	6,966
Liberty Media Corp.-Liberty SiriusXM*	629	15,373
Liberty Media Corp.-Liberty SiriusXM, Class A*	312	7,497
Live Nation Entertainment, Inc.*	2,143	181,148
Madison Square Garden Sports Corp.	502	89,356
Meta Platforms, Inc., Class A*	73	21,600
Netflix, Inc.*	28	12,143
New York Times Co., Class A	2,935	129,932
News Corp., Class A	10,239	220,036
News Corp., Class B	3,452	75,944
Nexstar Media Group, Inc.	876	142,613
Omnicom Group, Inc.	3,686	298,603
Pinterest, Inc., Class A*	516	14,185
Spotify Technology SA*	131	20,170
T-Mobile US, Inc.*	209	28,476
TripAdvisor, Inc.*	828	12,511
Verizon Communications, Inc.	1,321	46,209
Walt Disney Co.*	384	32,133
World Wrestling Entertainment, Inc., Class A	1,307	126,191
ZoomInfo Technologies, Inc.*	492	8,866

(Cost $2,851,196)		2,976,447

Consumer Discretionary — 15.5%
Advance Auto Parts, Inc.	485	33,378
Airbnb, Inc., Class A*	475	62,486
Amazon.com, Inc.*	103	14,215
Aptiv PLC*	448	45,450
Aramark	2,795	103,918
AutoNation, Inc.*	688	108,078
AutoZone, Inc.*	240	607,519
Best Buy Co., Inc.	3,917	299,455
Booking Holdings, Inc.*	135	419,179
BorgWarner, Inc.	13,136	535,292

	Number of Shares	Value
Consumer Discretionary (Continued)
Boyd Gaming Corp.	3,604	$240,999
Bright Horizons Family Solutions, Inc.*	374	35,313
Brunswick Corp.	1,706	134,979
Burlington Stores, Inc.*	135	21,905
Capri Holdings Ltd.*	1,634	85,769
CarMax, Inc.*	598	48,845
Carter’s, Inc.	522	37,360
Chipotle Mexican Grill, Inc.*	136	262,023
Choice Hotels International, Inc.	410	52,029
Churchill Downs, Inc.	267	33,450
Columbia Sportswear Co.	1,179	86,468
Coupang, Inc.*	759	14,406
D.R. Horton, Inc.	2,767	329,328
Darden Restaurants, Inc.	467	72,623
Deckers Outdoor Corp.*	868	459,250
Dick’s Sporting Goods, Inc.	2,336	271,770
Domino’s Pizza, Inc.	328	127,067
eBay, Inc.	2,954	132,280
Etsy, Inc.*	141	10,373
Expedia Group, Inc.*	1,425	154,456
Five Below, Inc.*	1,064	182,965
Floor & Decor Holdings, Inc., Class A*	778	77,567
Ford Motor Co.	25,236	306,113
Garmin Ltd.	2,673	283,391
General Motors Co.	7,552	253,068
Gentex Corp.	7,381	241,063
Genuine Parts Co.	3,831	588,940
Grand Canyon Education, Inc.*	1,751	205,305
H&R Block, Inc.	3,569	142,689
Harley-Davidson, Inc.	873	29,464
Hasbro, Inc.	118	8,496
Hilton Worldwide Holdings, Inc.	1,079	160,393
Home Depot, Inc.	187	61,766
Hyatt Hotels Corp., Class A	1,305	146,695
Las Vegas Sands Corp.	750	41,145
Lear Corp.	2,182	314,404
Leggett & Platt, Inc.	1,842	51,944
Lennar Corp., Class A	9,072	1,080,384
Lennar Corp., Class B	518	55,250
Lithia Motors, Inc.	48	14,785
LKQ Corp.	11,451	601,521
Lowe’s Cos., Inc.	1,507	347,333
Lululemon Athletica, Inc.*	562	214,268
Macy’s, Inc.	424	5,186
Marriott International, Inc., Class A	864	175,833
Marriott Vacations Worldwide Corp.	758	82,387
Mattel, Inc.*	953	21,118
McDonald’s Corp.	262	73,661
MGM Resorts International	10,224	449,652
Mohawk Industries, Inc.*	161	16,324
Murphy USA, Inc.	1,288	409,120
NIKE, Inc., Class B	894	90,929
NVR, Inc.*	189	1,205,315
Ollie’s Bargain Outlet Holdings, Inc.*	780	60,122
O’Reilly Automotive, Inc.*	694	652,152
Penn Entertainment, Inc.*	528	12,508
Penske Automotive Group, Inc.	1,311	215,397

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Consumer Discretionary (Continued)
Phinia, Inc.*	2,627	$73,031
Polaris, Inc.	2,329	261,058
Pool Corp.	669	244,586
PulteGroup, Inc.	9,777	802,301
PVH Corp.	89	7,440
Ralph Lauren Corp.	2,113	246,439
RH*	171	62,447
Ross Stores, Inc.	3,512	427,797
Royal Caribbean Cruises Ltd.*	140	13,852
Service Corp. International	1,638	103,374
Skechers U.S.A., Inc., Class A*	6,847	344,473
Starbucks Corp.	2,889	281,504
Tapestry, Inc.	7,046	234,773
Tempur Sealy International, Inc.	4,454	208,091
Texas Roadhouse, Inc.	2,400	249,840
Thor Industries, Inc.	3,341	350,204
TJX Cos., Inc.	5,329	492,826
Toll Brothers, Inc.	7,201	589,978
TopBuild Corp.*	535	155,193
Tractor Supply Co.	2,204	481,574
Travel + Leisure Co.	1,845	74,169
Ulta Beauty, Inc.*	1,408	584,362
Vail Resorts, Inc.	455	102,976
Valvoline, Inc.	73	2,514
Wendy’s Co.	3,207	63,467
Whirlpool Corp.	264	36,949
Williams-Sonoma, Inc.	1,705	240,746
Wingstop, Inc.	144	23,132
Wyndham Hotels & Resorts, Inc.	357	26,914
Wynn Resorts Ltd.	128	12,977
YETI Holdings, Inc.*	416	20,779
Yum! Brands, Inc.	3,332	431,094

(Cost $19,290,314)		20,969,176

Consumer Staples — 6.5%
Albertsons Cos., Inc., Class A	11,379	254,890
Altria Group, Inc.	6,547	289,508
Archer-Daniels-Midland Co.	7,063	560,096
BJ’s Wholesale Club Holdings, Inc.*	6,101	411,146
Boston Beer Co., Inc., Class A*	165	60,296
Brown-Forman Corp., Class A	325	21,850
Brown-Forman Corp., Class B	683	45,167
Bunge Ltd.	240	27,437
Campbell Soup Co.	2,642	110,171
Casey’s General Stores, Inc.	2,424	592,450
Church & Dwight Co., Inc.	1,898	183,669
Clorox Co.	1,310	204,950
Coca-Cola Co.	687	41,103
Colgate-Palmolive Co.	2,213	162,589
Conagra Brands, Inc.	5,309	158,633
Constellation Brands, Inc., Class A	600	156,336
Costco Wholesale Corp.	278	152,700
Coty, Inc., Class A*	5,949	68,770
Darling Ingredients, Inc.*	1,262	77,941
Dollar General Corp.	771	106,784
Dollar Tree, Inc.*	2,333	285,466
Estee Lauder Cos., Inc., Class A	1,178	189,104
Flowers Foods, Inc.	8,751	206,174
General Mills, Inc.	3,744	253,319

	Number of Shares	Value
Consumer Staples (Continued)
Grocery Outlet Holding Corp.*	804	$24,803
Hershey Co.	1,577	338,834
Hormel Foods Corp.	1,839	70,967
Ingredion, Inc.	2,615	269,110
J M Smucker Co.	1,836	266,128
Kellogg Co.	2,576	157,188
Keurig Dr Pepper, Inc.	1,692	56,936
Kimberly-Clark Corp.	2,672	344,234
Kraft Heinz Co.	2,782	92,056
Kroger Co.	11,102	515,022
Lamb Weston Holdings, Inc.	1,365	132,965
McCormick & Co., Inc.	1,015	83,311
Molson Coors Beverage Co., Class B	2,700	171,423
Mondelez International, Inc., Class A	1,914	136,392
Monster Beverage Corp.*	3,971	227,975
PepsiCo, Inc.	448	79,708
Philip Morris International, Inc.	417	40,057
Pilgrim’s Pride Corp.*	417	10,492
Post Holdings, Inc.*	1,602	143,715
Procter & Gamble Co.	464	71,614
Reynolds Consumer Products, Inc.	1,040	28,382
Seaboard Corp.	19	71,636
Spectrum Brands Holdings, Inc.	174	14,472
Sysco Corp.	1,731	120,564
Target Corp.	2,988	378,131
Tyson Foods, Inc., Class A	1,024	54,548
US Foods Holding Corp.*	2,780	112,395
Walgreens Boots Alliance, Inc.	1,495	37,838
Walmart, Inc.	408	66,345

(Cost $8,434,038)		8,737,790

Energy — 4.9%
Baker Hughes Co.	605	21,895
Cheniere Energy, Inc.	3,426	559,123
Chesapeake Energy Corp.	5,350	471,923
Chevron Corp.	549	88,444
ConocoPhillips	1,754	208,779
Coterra Energy, Inc.	12,656	356,773
Devon Energy Corp.	3,460	176,771
Diamondback Energy, Inc.	2,313	351,067
DT Midstream, Inc.	569	29,753
EOG Resources, Inc.	2,343	301,357
EQT Corp.	1,320	57,050
Exxon Mobil Corp.	1,082	120,308
Hess Corp.	524	80,958
HF Sinclair Corp.	3,807	209,728
Kinder Morgan, Inc.	5,030	86,617
Marathon Oil Corp.	1,600	42,160
Marathon Petroleum Corp.	9,670	1,380,586
Occidental Petroleum Corp.	251	15,760
ONEOK, Inc.	5,411	352,797
Phillips 66	5,484	626,053
Pioneer Natural Resources Co.	1,896	451,115
Schlumberger NV	448	26,414
Targa Resources Corp.	1,562	134,722
TechnipFMC PLC	893	17,003
Texas Pacific Land Corp.	42	79,160
Valero Energy Corp.	2,919	379,178
Williams Cos., Inc.	1,021	35,255

(Cost $5,347,810)		6,660,749

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Financials — 9.3%
Affiliated Managers Group, Inc.	2,318	$310,635
Aflac, Inc.	2,984	222,517
Allstate Corp.	411	44,310
Ally Financial, Inc.	246	6,812
American Express Co.	306	48,345
American Financial Group, Inc.	252	29,212
American International Group, Inc.	1,245	72,857
Ameriprise Financial, Inc.	558	188,370
Annaly Capital Management, Inc. REIT	6,041	122,451
Aon PLC, Class A	1,090	363,395
Apollo Global Management, Inc.	101	8,821
Arch Capital Group Ltd.*	5,075	390,064
Ares Management Corp., Class A	360	37,238
Arthur J Gallagher & Co.	968	223,105
Assurant, Inc.	123	17,138
Assured Guaranty Ltd.	743	43,718
Axis Capital Holdings Ltd.	710	38,951
Bank of New York Mellon Corp.	1,892	84,894
Bank OZK	926	37,197
BlackRock, Inc.	128	89,669
Blackstone, Inc.	476	50,632
BOK Financial Corp.	405	33,660
Brown & Brown, Inc.	4,116	304,996
Capital One Financial Corp.	366	37,475
Carlyle Group, Inc.	1,723	55,739
Cboe Global Markets, Inc.	1,235	184,892
Charles Schwab Corp.	438	25,908
Chubb Ltd.	748	150,251
Cincinnati Financial Corp.	75	7,934
Citigroup, Inc.	641	26,467
Citizens Financial Group, Inc.	670	18,847
CME Group, Inc.	124	25,132
CNA Financial Corp.	227	8,928
Columbia Banking System, Inc.	1,752	35,881
Comerica, Inc.	147	7,072
Commerce Bancshares, Inc.	265	13,009
Corebridge Financial, Inc.	1,821	32,468
Credit Acceptance Corp.*	88	44,156
Cullen/Frost Bankers, Inc.	184	17,393
Discover Financial Services	2,733	246,161
East West Bancorp, Inc.	537	29,718
Equitable Holdings, Inc.	930	26,784
Euronet Worldwide, Inc.*	1,172	102,386
Evercore, Inc., Class A	2,318	324,636
Everest Group Ltd.	660	238,049
FactSet Research Systems, Inc.	776	338,654
Fidelity National Financial, Inc.	4,228	175,039
Fidelity National Information Services, Inc.	266	14,859
Fifth Third Bancorp	661	17,550
First American Financial Corp.	1,550	95,604
First Hawaiian, Inc.	504	9,531
First Horizon Corp.	2,201	27,623
Fiserv, Inc.*	1,092	132,558
FleetCor Technologies, Inc.*	370	100,540
FNB Corp.	4,635	53,905
Franklin Resources, Inc.	4,884	130,598

	Number of Shares	Value
Financials (Continued)
Global Payments, Inc.	748	$94,764
Globe Life, Inc.	1,381	154,078
Goldman Sachs Group, Inc.	195	63,903
Hanover Insurance Group, Inc.	162	17,289
Hartford Financial Services Group, Inc.	1,989	142,850
Houlihan Lokey, Inc.	1,548	163,066
Huntington Bancshares, Inc.	4,095	45,414
Interactive Brokers Group, Inc., Class A	1,144	104,195
Intercontinental Exchange, Inc.	460	54,275
Invesco Ltd.	2,836	45,149
Jack Henry & Associates, Inc.	552	86,543
Janus Henderson Group PLC	4,671	128,312
Jefferies Financial Group, Inc.	1,143	40,794
JPMorgan Chase & Co.	93	13,609
KeyCorp	984	11,149
Kinsale Capital Group, Inc.	538	214,463
Lazard Ltd., Class A	2,003	69,584
Loews Corp.	1,371	85,125
LPL Financial Holdings, Inc.	1,661	383,010
M&T Bank Corp.	217	27,136
Markel Group, Inc.*	27	39,931
MarketAxess Holdings, Inc.	618	148,895
Marsh & McLennan Cos., Inc.	1,736	338,503
Mastercard, Inc., Class A	109	44,978
MetLife, Inc.	683	43,261
MGIC Investment Corp.	14,224	250,058
Moody’s Corp.	613	206,458
Morgan Stanley	138	11,751
Morningstar, Inc.	79	18,381
MSCI, Inc.	513	278,877
Nasdaq, Inc.	2,737	143,638
New York Community Bancorp, Inc.	1,314	16,136
Northern Trust Corp.	332	25,255
Old Republic International Corp.	7,625	208,544
OneMain Holdings, Inc.	363	15,068
PayPal Holdings, Inc.*	687	42,944
PNC Financial Services Group, Inc.	212	25,595
Popular, Inc.	267	18,231
Primerica, Inc.	784	157,553
Principal Financial Group, Inc.	2,414	187,592
Progressive Corp.	661	88,224
Prosperity Bancshares, Inc.	394	22,383
Prudential Financial, Inc.	412	39,004
Raymond James Financial, Inc.	568	59,407
Regions Financial Corp.	1,579	28,959
Reinsurance Group of America, Inc.	997	138,204
Rithm Capital Corp. REIT	11,075	114,183
RLI Corp.	2,157	283,689
Ryan Specialty Holdings, Inc.*	892	43,485
S&P Global, Inc.	305	119,212
SEI Investments Co.	3,586	222,547
SLM Corp.	1,940	27,626
Starwood Property Trust, Inc. REIT	1,167	23,842
State Street Corp.	1,512	103,935
Stifel Financial Corp.	987	64,175
Synchrony Financial	3,166	102,198
Synovus Financial Corp.	219	6,780

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Financials (Continued)
T. Rowe Price Group, Inc.	2,342	$262,843
TPG, Inc.	487	13,694
Tradeweb Markets, Inc., Class A	1,052	90,924
Travelers Cos., Inc.	1,122	180,900
Truist Financial Corp.	529	16,161
Unum Group	1,936	95,232
US Bancorp	465	16,986
Virtu Financial, Inc., Class A	657	12,312
Visa, Inc., Class A	175	42,994
Voya Financial, Inc.	1,033	71,979
W.R. Berkley Corp.	2,204	136,339
Webster Financial Corp.	460	19,509
Wells Fargo & Co.	807	33,321
Western Union Co.	1,875	23,156
WEX, Inc.*	441	86,515
Willis Towers Watson PLC	806	166,649
Wintrust Financial Corp.	266	20,644

(Cost $11,092,591)		12,469,102

Health Care — 11.0%
Abbott Laboratories	735	75,631
AbbVie, Inc.	712	104,636
Acadia Healthcare Co., Inc.*	1,623	125,133
Agilent Technologies, Inc.	1,371	165,987
Align Technology, Inc.*	270	99,938
Amgen, Inc.	361	92,539
Avantor, Inc.*	659	14,267
Baxter International, Inc.	706	28,664
Becton Dickinson and Co.	228	63,715
Biogen, Inc.*	269	71,920
BioMarin Pharmaceutical, Inc.*	730	66,707
Bio-Techne Corp.	877	68,757
Boston Scientific Corp.*	1,562	84,254
Bristol-Myers Squibb Co.	960	59,184
Bruker Corp.	841	55,170
Cardinal Health, Inc.	16,820	1,468,891
Cencora, Inc.	6,664	1,172,731
Centene Corp.*	3,562	219,597
Charles River Laboratories International, Inc.*	445	92,035
Chemed Corp.	514	262,880
Cigna Group	1,069	295,322
Cooper Cos., Inc.	340	125,797
CVS Health Corp.	1,497	97,559
Danaher Corp.	125	33,125
DaVita, Inc.*	1,358	139,086
DENTSPLY SIRONA, Inc.	823	30,525
Dexcom, Inc.*	711	71,797
Edwards Lifesciences Corp.*	2,958	226,198
Elevance Health, Inc.	602	266,090
Eli Lilly & Co.	54	29,927
Encompass Health Corp.	4,014	285,155
Enovis Corp.*	1,783	99,919
Envista Holdings Corp.*	507	16,234
Exelixis, Inc.*	6,129	137,228
Fortrea Holdings, Inc.*	656	18,073
GE HealthCare Technologies, Inc.	2,580	181,761
Gilead Sciences, Inc.	3,362	257,126

	Number of Shares	Value
Health Care (Continued)
Globus Medical, Inc., Class A*	1,468	$79,419
HCA Healthcare, Inc.	1,380	382,674
Henry Schein, Inc.*	3,963	303,328
Hologic, Inc.*	5,412	404,493
Horizon Therapeutics PLC*	1,039	117,137
Humana, Inc.	958	442,242
ICON PLC*	332	86,300
IDEXX Laboratories, Inc.*	456	233,203
Incyte Corp.*	1,464	94,472
Inspire Medical Systems, Inc.*	48	10,890
Insulet Corp.*	20	3,834
Integra LifeSciences Holdings Corp.*	306	13,017
Intuitive Surgical, Inc.*	457	142,895
IQVIA Holdings, Inc.*	356	79,256
Jazz Pharmaceuticals PLC*	611	87,593
Johnson & Johnson	109	17,623
Laboratory Corp. of America Holdings	656	136,514
Masimo Corp.*	97	11,085
McKesson Corp.	3,230	1,331,794
Medpace Holdings, Inc.*	314	84,865
Medtronic PLC	1,240	101,060
Merck & Co., Inc.	1,166	127,071
Mettler-Toledo International, Inc.*	135	163,820
Molina Healthcare, Inc.*	2,002	620,860
Neurocrine Biosciences, Inc.*	1,079	117,492
Organon & Co.	687	15,087
Perrigo Co. PLC	447	15,645
Pfizer, Inc.	1,138	40,262
Premier, Inc., Class A	4,465	96,131
QIAGEN NV*	1,761	80,108
Quest Diagnostics, Inc.	1,585	208,427
Regeneron Pharmaceuticals, Inc.*	215	177,695
Repligen Corp.*	137	23,826
ResMed, Inc.	690	110,117
Revvity, Inc.	188	22,002
Royalty Pharma PLC, Class A	1,108	33,041
Seagen, Inc.*	115	23,698
Shockwave Medical, Inc.*	87	19,174
STERIS PLC	438	100,560
Stryker Corp.	318	90,169
Syneos Health, Inc.*	722	30,851
Teleflex, Inc.	268	57,014
Tenet Healthcare Corp.*	2,120	164,427
Thermo Fisher Scientific, Inc.	105	58,495
United Therapeutics Corp.*	545	122,276
UnitedHealth Group, Inc.	32	15,251
Universal Health Services, Inc., Class B	2,229	300,246
Veeva Systems, Inc., Class A*	455	94,958
Vertex Pharmaceuticals, Inc.*	920	320,473
Viatris, Inc.	4,635	49,826
Waters Corp.*	269	75,535
West Pharmaceutical Services, Inc.	873	355,224
Zimmer Biomet Holdings, Inc.	1,318	157,000
Zoetis, Inc.	715	136,215

(Cost $13,733,369)		14,890,228

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Industrials — 20.7%
3M Co.	738	$78,722
A O Smith Corp.	3,089	223,953
Acuity Brands, Inc.	1,082	174,505
Advanced Drainage Systems, Inc.	1,181	151,357
AECOM	3,498	306,950
AGCO Corp.	2,308	298,955
Air Lease Corp.	1,808	73,694
Alaska Air Group, Inc.*	6,765	283,927
Allegion PLC	509	57,929
Allison Transmission Holdings, Inc.	4,849	293,122
American Airlines Group, Inc.*	2,172	31,994
AMETEK, Inc.	1,665	265,584
Armstrong World Industries, Inc.	326	24,968
Automatic Data Processing, Inc.	693	176,445
Avis Budget Group, Inc.*	270	57,615
Axon Enterprise, Inc.*	77	16,394
AZEK Co., Inc.*	503	17,107
Boeing Co.*	60	13,442
Booz Allen Hamilton Holding Corp.	1,756	198,972
Broadridge Financial Solutions, Inc.	1,144	213,024
Builders FirstSource, Inc.*	5,164	748,987
BWX Technologies, Inc.	1,764	130,113
C.H. Robinson Worldwide, Inc.	3,943	356,566
CACI International, Inc., Class A*	948	310,953
Carlisle Cos., Inc.	955	251,184
Carrier Global Corp.	6,905	396,692
Caterpillar, Inc.	595	167,272
Ceridian HCM Holding, Inc.*	448	32,489
Cintas Corp.	483	243,514
Clean Harbors, Inc.*	2,902	491,425
CNH Industrial NV	16,916	233,102
Copart, Inc.*	8,868	397,552
Core & Main, Inc., Class A*	2,443	80,228
CSX Corp.	5,593	168,909
Cummins, Inc.	756	173,910
Curtiss-Wright Corp.	674	140,185
Deere & Co.	148	60,819
Delta Air Lines, Inc.	5,076	217,659
Donaldson Co., Inc.	4,511	288,118
Dover Corp.	1,170	173,511
Driven Brands Holdings, Inc.*	329	4,951
Dun & Bradstreet Holdings, Inc.	1,540	16,786
Eaton Corp. PLC	902	207,794
EMCOR Group, Inc.	3,057	685,532
Emerson Electric Co.	308	30,261
Equifax, Inc.	388	80,200
Esab Corp.	1,532	110,564
Expeditors International of Washington, Inc.	4,806	560,908
Fastenal Co.	6,684	384,865
FedEx Corp.	1,586	413,978
Ferguson PLC	791	127,794
Flowserve Corp.	1,089	43,092
Fortive Corp.	2,616	206,272
Fortune Brands Innovations, Inc.	4,960	342,339
FTI Consulting, Inc.*	910	169,096
Gates Industrial Corp. PLC*	895	10,991

	Number of Shares	Value
Industrials (Continued)
General Dynamics Corp.	628	$142,330
General Electric Co.	567	64,899
Genpact Ltd.	2,115	78,953
Graco, Inc.	3,438	271,396
GXO Logistics, Inc.*	925	59,172
HEICO Corp.	536	90,429
HEICO Corp., Class A	986	133,534
Hexcel Corp.	1,225	89,793
Honeywell International, Inc.	359	67,470
Howmet Aerospace, Inc.	1,722	85,187
Hubbell, Inc.	1,105	360,285
Huntington Ingalls Industries, Inc.	639	140,784
IDEX Corp.	633	143,311
Illinois Tool Works, Inc.	1,203	297,562
Ingersoll Rand, Inc.	2,123	147,782
ITT, Inc.	1,796	183,695
Jacobs Solutions, Inc.	957	129,023
JB Hunt Transport Services, Inc.	1,682	316,014
Johnson Controls International PLC	4,235	250,119
KBR, Inc.	1,993	122,609
Kirby Corp.*	1,010	83,658
Knight-Swift Transportation Holdings, Inc.	7,592	416,193
L3Harris Technologies, Inc.	147	26,179
Landstar System, Inc.	2,336	443,396
Leidos Holdings, Inc.	2,603	253,819
Lennox International, Inc.	591	222,695
Lincoln Electric Holdings, Inc.	1,107	213,053
Lockheed Martin Corp.	275	123,296
ManpowerGroup, Inc.	1,474	116,254
Masco Corp.	5,832	344,146
MasTec, Inc.*	357	35,518
MDU Resources Group, Inc.	7,295	148,526
Middleby Corp.*	467	67,991
MSA Safety, Inc.	502	91,705
MSC Industrial Direct Co., Inc., Class A	1,848	188,607
Nordson Corp.	975	238,037
Norfolk Southern Corp.	689	141,252
Northrop Grumman Corp.	171	74,058
nVent Electric PLC	3,020	170,751
Old Dominion Freight Line, Inc.	683	291,894
Oshkosh Corp.	1,764	183,156
Otis Worldwide Corp.	3,997	341,943
Owens Corning	3,571	513,903
PACCAR, Inc.	6,213	511,268
Parker-Hannifin Corp.	541	225,543
Paychex, Inc.	848	103,651
Paycom Software, Inc.	533	157,150
Paylocity Holding Corp.*	75	15,038
Pentair PLC	977	68,644
Quanta Services, Inc.	2,131	447,233
RB Global, Inc.	4,035	249,040
RBC Bearings, Inc.*	135	31,123
Regal Rexnord Corp.	1,011	163,974
Republic Services, Inc.	1,331	191,837
Robert Half, Inc.	2,487	183,939
Rockwell Automation, Inc.	565	176,325

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Industrials (Continued)
Rollins, Inc.	3,509	$138,851
RTX Corp.	448	38,546
Ryder System, Inc.	870	87,609
Saia, Inc.*	490	208,838
Schneider National, Inc., Class B	3,363	97,224
Science Applications International Corp.	3,030	356,510
Sensata Technologies Holding PLC	782	29,419
SiteOne Landscape Supply, Inc.*	662	113,328
Snap-on, Inc.	1,105	296,803
Southwest Airlines Co.	4,305	136,038
SS&C Technologies Holdings, Inc.	1,897	108,926
Stanley Black & Decker, Inc.	185	17,460
Stericycle, Inc.*	1,305	57,694
Tetra Tech, Inc.	1,241	195,271
Textron, Inc.	1,903	147,882
Timken Co.	2,225	170,035
Toro Co.	1,285	131,481
Trane Technologies PLC	2,005	411,546
TransDigm Group, Inc.*	100	90,385
TransUnion	238	19,330
Trex Co., Inc.*	1,210	86,358
U-Haul Holding Co.	1,359	72,353
U-Haul Holding Co.	569	32,416
Union Pacific Corp.	233	51,393
United Airlines Holdings, Inc.*	4,155	206,961
United Parcel Service, Inc., Class B	871	147,547
United Rentals, Inc.	864	411,731
Valmont Industries, Inc.	866	219,531
Verisk Analytics, Inc.	1,055	255,542
Vertiv Holdings Co.	677	26,667
W.W. Grainger, Inc.	578	412,773
Waste Management, Inc.	1,692	265,272
Watsco, Inc.	1,100	401,005
WESCO International, Inc.	189	30,590
Westinghouse Air Brake Technologies Corp.	1,646	185,208
WillScot Mobile Mini Holdings Corp.*	2,226	91,311
Woodward, Inc.	716	92,629
XPO, Inc.*	1,356	101,198
Xylem, Inc.	1,309	135,534

(Cost $23,100,669)		27,925,607

Information Technology — 16.1%
Accenture PLC, Class A	169	54,717
Adobe, Inc.*	567	317,146
Advanced Micro Devices, Inc.*	62	6,555
Akamai Technologies, Inc.*	2,442	256,630
Allegro MicroSystems, Inc.*	1,821	69,653
Amdocs Ltd.	7,756	691,835
Amphenol Corp., Class A	7,352	649,770
Analog Devices, Inc.	2,225	404,461
ANSYS, Inc.*	797	254,139
Apple, Inc.	2,188	411,060
Applied Materials, Inc.	3,250	496,470
Arista Networks, Inc.*	1,069	208,701
Arrow Electronics, Inc.*	1,128	150,509
Atlassian Corp., Class A*	705	143,862

	Number of Shares	Value
Information Technology (Continued)
Autodesk, Inc.*	2,391	$530,659
Avnet, Inc.	2,912	147,784
Bentley Systems, Inc., Class B	314	15,672
Black Knight, Inc.*	943	71,442
Broadcom, Inc.	103	95,058
Cadence Design Systems, Inc.*	2,129	511,897
CCC Intelligent Solutions Holdings, Inc.*	1,504	16,093
CDW Corp.	5,162	1,089,956
Ciena Corp.*	193	9,646
Cirrus Logic, Inc.*	3,020	247,761
Cisco Systems, Inc.	2,482	142,343
Cognex Corp.	1,444	67,984
Cognizant Technology Solutions Corp., Class A	9,907	709,440
Corning, Inc.	8,203	269,222
Crane NXT Co.	1,590	94,382
Crowdstrike Holdings, Inc., Class A*	88	14,347
Dolby Laboratories, Inc., Class A	3,149	265,996
DoubleVerify Holdings, Inc.*	931	31,477
Dropbox, Inc., Class A*	12,461	346,291
DXC Technology Co.*	805	16,696
Dynatrace, Inc.*	827	39,861
Enphase Energy, Inc.*	74	9,363
EPAM Systems, Inc.*	196	50,762
F5, Inc.*	1,526	249,745
Fair Isaac Corp.*	153	138,402
First Solar, Inc.*	105	19,858
Fortinet, Inc.*	6,271	377,577
Gartner, Inc.*	1,692	591,659
Globant SA*	158	32,306
GoDaddy, Inc., Class A*	2,032	147,340
Guidewire Software, Inc.*	181	15,644
Hewlett Packard Enterprise Co.	33,150	563,219
HP, Inc.	10,067	299,091
HubSpot, Inc.*	104	56,838
Intel Corp.	865	30,396
International Business Machines Corp.	680	99,844
Intuit, Inc.	47	25,465
IPG Photonics Corp.*	1,336	144,769
Jabil, Inc.	8,427	964,217
Juniper Networks, Inc.	3,054	88,933
Keysight Technologies, Inc.*	1,634	217,812
KLA Corp.	1,612	809,014
Kyndryl Holdings, Inc.*	1,320	22,282
Lam Research Corp.	490	344,176
Lattice Semiconductor Corp.*	2,541	247,138
Littelfuse, Inc.	293	78,254
Lumentum Holdings, Inc.*	220	11,909
Manhattan Associates, Inc.*	2,182	442,117
Marvell Technology, Inc.	212	12,349
Microchip Technology, Inc.	9,511	778,380
Micron Technology, Inc.	5,778	404,113
Microsoft Corp.	978	320,549
Monolithic Power Systems, Inc.	191	99,551
Motorola Solutions, Inc.	1,070	303,420
National Instruments Corp.	1,047	62,401
NetApp, Inc.	4,381	336,023

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Information Technology (Continued)
New Relic, Inc.*	204	$17,362
NVIDIA Corp.	37	18,261
ON Semiconductor Corp.*	5,114	503,524
Oracle Corp.	525	63,205
Palo Alto Networks, Inc.*	206	50,120
PTC, Inc.*	894	131,570
Pure Storage, Inc., Class A*	2,847	104,172
Qorvo, Inc.*	678	72,810
QUALCOMM, Inc.	738	84,523
Roper Technologies, Inc.	101	50,405
Salesforce, Inc.*	246	54,479
ServiceNow, Inc.*	102	60,061
Skyworks Solutions, Inc.	3,768	409,732
Smartsheet, Inc., Class A*	315	13,145
Snowflake, Inc., Class A*	114	17,881
Synopsys, Inc.*	739	339,120
TD SYNNEX Corp.	2,482	252,544
Teledyne Technologies, Inc.*	308	128,836
Teradata Corp.*	3,796	175,641
Teradyne, Inc.	2,479	267,410
Texas Instruments, Inc.	1,915	321,835
Trimble, Inc.*	418	22,902
Tyler Technologies, Inc.*	435	173,317
Universal Display Corp.	902	146,629
VeriSign, Inc.*	3,303	686,330
VMware, Inc., Class A*	372	62,786
Vontier Corp.	2,947	92,565
Western Digital Corp.*	645	29,025
Workday, Inc., Class A*	372	90,954
Zebra Technologies Corp., Class A*	230	63,252
Zoom Video Communications, Inc., Class A*	189	13,425

(Cost $18,251,815)		21,762,252

Materials — 6.8%
Air Products and Chemicals, Inc.	748	221,027
Albemarle Corp.	862	171,288
Amcor PLC	8,494	82,732
AptarGroup, Inc.	1,271	168,484
Ashland, Inc.	488	42,275
Avery Dennison Corp.	1,796	338,331
Axalta Coating Systems Ltd.*	2,907	82,268
Ball Corp.	1,329	72,364
Berry Global Group, Inc.	4,199	274,363
Celanese Corp.	83	10,488
CF Industries Holdings, Inc.	2,259	174,101
Chemours Co.	460	15,649
Cleveland-Cliffs, Inc.*	1,461	22,339
Corteva, Inc.	2,827	142,792
Crown Holdings, Inc.	1,191	110,358
Dow, Inc.	4,052	221,077
DuPont de Nemours, Inc.	2,481	190,764
Eagle Materials, Inc.	1,703	322,412
Eastman Chemical Co.	1,222	103,882
Ecolab, Inc.	769	141,350
Element Solutions, Inc.	1,664	34,312
FMC Corp.	749	64,586
Freeport-McMoRan, Inc.	598	23,866

	Number of Shares	Value
Materials (Continued)
Graphic Packaging Holding Co.	17,033	$378,814
Huntsman Corp.	3,918	109,195
International Flavors & Fragrances, Inc.	255	17,965
International Paper Co.	2,634	91,979
Linde PLC	201	77,795
Louisiana-Pacific Corp.	1,498	93,595
LyondellBasell Industries NV, Class A	6,043	596,867
Martin Marietta Materials, Inc.	296	132,137
Mosaic Co.	694	26,962
NewMarket Corp.	389	182,690
Newmont Corp.	333	13,127
Nucor Corp.	5,363	922,972
Olin Corp.	2,361	136,985
Packaging Corp. of America	1,524	227,228
PPG Industries, Inc.	1,148	162,740
Reliance Steel & Aluminum Co.	3,816	1,087,407
Royal Gold, Inc.	722	80,929
RPM International, Inc.	1,134	113,105
Sealed Air Corp.	874	32,390
Sherwin-Williams Co.	461	125,263
Silgan Holdings, Inc.	4,516	203,807
Sonoco Products Co.	1,923	110,476
Southern Copper Corp.	297	23,956
Steel Dynamics, Inc.	6,087	648,813
United States Steel Corp.	5,878	182,747
Vulcan Materials Co.	710	154,958
Westlake Corp.	1,225	160,451
Westrock Co.	1,201	39,285

(Cost $7,408,873)		9,165,746

Real Estate — 3.1%
Agree Realty Corp. REIT	395	24,419
Alexandria Real Estate Equities, Inc. REIT	108	12,565
American Homes 4 Rent, Class A REIT	1,279	46,095
American Tower Corp. REIT	47	8,522
Americold Realty Trust, Inc. REIT	225	7,571
Apartment Income REIT Corp. REIT	4,946	168,461
AvalonBay Communities, Inc. REIT	589	108,270
Brixmor Property Group, Inc. REIT	2,732	60,049
Camden Property Trust REIT	590	63,496
CBRE Group, Inc., Class A*	4,451	378,558
CoStar Group, Inc.*	1,197	98,142
Crown Castle, Inc. REIT	140	14,070
CubeSmart REIT	2,440	101,772
EastGroup Properties, Inc. REIT	545	97,898
EPR Properties REIT	868	38,869
Equinix, Inc. REIT	58	45,320
Equity LifeStyle Properties, Inc. REIT	1,200	80,352
Equity Residential REIT	801	51,929
Essex Property Trust, Inc. REIT	115	27,415
Extra Space Storage, Inc. REIT	1,703	219,142
Federal Realty Investment Trust REIT	802	78,548
First Industrial Realty Trust, Inc. REIT	3,739	194,204
Gaming and Leisure Properties, Inc. REIT	1,205	57,117
Healthpeak Properties, Inc. REIT	1,225	25,210
Host Hotels & Resorts, Inc. REIT	10,719	169,253
Howard Hughes Holdings, Inc.*	207	16,281

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2023

	Number of Shares	Value
Real Estate (Continued)
Invitation Homes, Inc. REIT	1,487	$50,692
Iron Mountain, Inc. REIT	3,139	199,452
Jones Lang LaSalle, Inc.*	407	70,330
Kimco Realty Corp. REIT	1,185	22,444
Lamar Advertising Co., Class A REIT	1,754	160,000
Mid-America Apartment Communities, Inc. REIT	657	95,416
National Storage Affiliates Trust REIT	268	9,005
NNN REIT, Inc. REIT	2,365	93,157
Omega Healthcare Investors, Inc. REIT	4,277	136,094
Prologis, Inc. REIT	554	68,807
Public Storage REIT	815	225,250
Rayonier, Inc. REIT	385	11,511
Realty Income Corp. REIT	586	32,839
Regency Centers Corp. REIT	1,607	99,955
Rexford Industrial Realty, Inc. REIT	408	21,816
SBA Communications Corp. REIT	135	30,312
Simon Property Group, Inc. REIT	591	67,073
Spirit Realty Capital, Inc. REIT	2,163	83,513
STAG Industrial, Inc. REIT	2,001	73,097
Sun Communities, Inc. REIT	98	11,997
UDR, Inc. REIT	565	22,543
Ventas, Inc. REIT	129	5,635
VICI Properties, Inc. REIT	3,193	98,472
Welltower, Inc. REIT	209	17,322
Weyerhaeuser Co. REIT	7,567	247,819
WP Carey, Inc. REIT	542	35,257

(Cost $4,080,182)		4,183,336

Utilities — 3.3%
AES Corp.	4,777	85,652
Alliant Energy Corp.	1,431	71,793
Ameren Corp.	2,301	182,400
American Electric Power Co., Inc.	1,942	152,253
American Water Works Co., Inc.	629	87,267
Atmos Energy Corp.	1,230	142,618
Avangrid, Inc.	319	11,005
Brookfield Renewable Corp., Class A	1,335	37,313
CenterPoint Energy, Inc.	4,799	133,844
Clearway Energy, Inc., Class A	699	16,385
Clearway Energy, Inc., Class C	1,005	24,894
CMS Energy Corp.	1,662	93,388
Consolidated Edison, Inc.	3,016	268,303
Constellation Energy Corp.	284	29,581
Dominion Energy, Inc.	421	20,435
DTE Energy Co.	1,189	122,919
Duke Energy Corp.	966	85,781
Edison International	3,701	254,814
Entergy Corp.	1,695	161,449
Essential Utilities, Inc.	1,533	56,568
Evergy, Inc.	2,532	139,184
Eversource Energy	1,779	113,536
Exelon Corp.	4,036	161,924
FirstEnergy Corp.	3,611	130,249
Hawaiian Electric Industries, Inc.	2,242	31,433
IDACORP, Inc.	1,044	100,057
National Fuel Gas Co.	980	52,665
NextEra Energy, Inc.	866	57,849

	Number of Shares	Value
Utilities (Continued)
NiSource, Inc.	6,958	$186,196
NRG Energy, Inc.	2,694	101,160
OGE Energy Corp.	4,996	170,114
Pinnacle West Capital Corp.	3,266	252,364
PPL Corp.	5,087	126,768
Public Service Enterprise Group, Inc.	1,982	121,061
Sempra	1,290	90,584
Southern Co.	2,419	163,839
UGI Corp.	1,697	42,730
Vistra Corp.	625	19,638
WEC Energy Group, Inc.	1,584	133,246
Xcel Energy, Inc.	2,964	169,333

(Cost $4,500,287)		4,402,592

TOTAL COMMON STOCKS (Cost $118,091,144)		134,143,025

EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 ETF (Cost $474,660)	2,000	495,580

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $139,790)	139,790	139,790

TOTAL INVESTMENTS — 99.9% (Cost $118,705,594)		$134,778,395
Other assets and liabilities, net — 0.1%		186,896

NET ASSETS — 100.0%		$134,965,291

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2023

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (a)(b)
304,334	—	(304,334	) (c)	—	—	3,253	—	—	—
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
657,286	4,682,769	(5,200,265)		—	—	16,724	—	139,790	139,790

961,620	4,682,769	(5,504,599)		—	—	19,977	—	139,790	139,790

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

REIT:   Real Estate Investment Trust

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
S&P Mid 400 E-Mini Futures	USD	1	$219,414	$225,800	9/15/2023	$6,386

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$134,143,025	$—	$—	$134,143,025
Exchange-Traded Funds	495,580	—	—	495,580
Short-Term Investments (a)	139,790	—	—	139,790
Derivatives (b)
Futures Contracts	6,386	—	—	6,386

TOTAL	$134,784,781	$—	$—	$134,784,781

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	56

This Page is Intentionally Left Blank

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2023

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Assets
Investment in non-affiliated securities at value	$59,867,009	$516,049,677	$28,990,833	$134,638,605
Investment in affiliated securities at value	5,858	211,696	—	—
Investment in DWS Government Money Market Series	24,747	820,287	14,718	139,790
Cash	—	—	—	27
Foreign currency at value	198,449	1,061,491	—	—
Deposit with broker for futures contracts	12,172	155,726	—	12,320
Receivables:
Investment securities sold	—	2,139,761	—	—
Dividends	157,620	976,487	55,711	193,487
Interest	88	2,990	41	841
Foreign tax reclaim	62,560	445,863	—	—

Total assets	$60,328,503	$521,863,978	$29,061,303	$134,985,070

Liabilities
Payables:
Investment securities purchased	$—	$2,108,032	$14,990	$—
Investment advisory fees	12,205	41,001	4,629	19,366
Variation margin on futures contracts	1,183	8,632	—	413

Total liabilities	13,388	2,157,665	19,619	19,779

Net Assets, at value	$60,315,115	$519,706,313	$29,041,684	$134,965,291

Net Assets Consist of
Paid-in capital	$78,763,511	$484,739,145	$29,687,023	$155,315,489
Distributable earnings (loss)	(18,448,396)	34,967,168	(645,339)	(20,350,198)

Net Assets, at value	$60,315,115	$519,706,313	$29,041,684	$134,965,291

Number of Common Shares outstanding	2,200,001	6,430,001	675,001	3,000,001

Net Asset Value	$27.42	$80.83	$43.02	$44.99

Investment in non-affiliated securities at cost	$57,102,360	$475,393,360	$26,209,890	$118,565,804

Investment in affiliated securities at cost	$5,401	$222,831	$—	$—

Investment in DWS Government Money Market Series at cost	$24,747	$820,287	$14,718	$139,790

Foreign currency at cost	$200,158	$1,037,339	$—	$—

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2023

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Investment Income
Unaffiliated dividend income*	$2,348,300	$10,895,479	$290,330	$2,740,135
Affiliated dividend income	211	6,841	—	—
Income distributions from affiliated funds	4,373	48,511	365	16,724
Affiliated securities lending income	13,305	34,025	416	3,253
Unaffiliated securities lending income, net of borrower rebates	—	—	—	4,024

Total investment income	2,366,189	10,984,856	291,111	2,764,136

Expenses
Investment advisory fees	225,320	469,123	31,782	237,977
Other expenses	153	58	195	153

Total expenses	225,473	469,181	31,977	238,130

Less fees waived (see note 3):
Waiver	(70,900)	(860)	(87)	(297)

Net expenses	154,573	468,321	31,890	237,833

Net investment income (loss)	2,211,616	10,516,535	259,221	2,526,303

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(7,292,143)	(4,627,657)	72,708	(5,170,946)
Investments in affiliates	(1,511)	—	—	—
In-kind redemptions	1,856,332	11,888,245	522,181	9,084,335
In-kind redemptions in affiliates	46	2,962	—	—
Futures contracts	68,863	177,500	—	33,864
Foreign currency transactions	(16,097)	(20,638)	—	—

Net realized gain (loss)	(5,384,510)	7,420,412	594,889	3,947,253

Net change in unrealized appreciation (depreciation) on:
Investments	9,687,227	60,406,182	2,517,678	5,922,804
Investments in affiliates	2,324	51,096	—	—
Futures contracts	1,454	53,555	—	(14,384)
Foreign currency translations	9,084	74,934	—	—

Net change in unrealized appreciation (depreciation)	9,700,089	60,585,767	2,517,678	5,908,420

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	4,315,579	68,006,179	3,112,567	9,855,673

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,527,195	$78,522,714	$3,371,788	$12,381,976

* Unaffiliated foreign tax withheld	$262,189	$513,718	$8	$754

See Notes to Financial Statements.	59

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Multifactor ETF		Xtrackers MSCI Kokusai Equity ETF
	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2023	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,211,616	$2,378,827	$10,516,535	$9,830,418
Net realized gain (loss)	(5,384,510)	4,012,437	7,420,412	108,176,625
Net change in net unrealized appreciation (depreciation)	9,700,089	(21,730,964)	60,585,767	(190,678,220)

Net increase (decrease) in net assets resulting from operations	6,527,195	(15,339,700)	78,522,714	(72,671,177)

Distributions to Shareholders	(2,130,476)	(2,665,644)	(10,244,127)	(10,748,298)

Fund Shares Transactions
Proceeds from shares sold	6,891,035	34,320,381	—	219,667,883
Value of shares redeemed	(16,975,746)	(21,000,774)	(50,947,243)	(436,629,998)

Net increase (decrease) in net assets resulting from fund share transactions	(10,084,711)	13,319,607	(50,947,243)	(216,962,115)

Total net increase (decrease) in Net Assets	(5,687,992)	(4,685,737)	17,331,344	(300,381,590)

Net Assets
Beginning of year	66,003,107	70,688,844	502,374,969	802,756,559

End of year	$60,315,115	$66,003,107	$519,706,313	$502,374,969

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,600,001	2,150,001	7,070,001	9,450,001
Shares sold	250,000	1,100,000	—	2,700,000
Shares redeemed	(650,000)	(650,000)	(640,000)	(5,080,000)

Shares outstanding, end of year	2,200,001	2,600,001	6,430,001	7,070,001

See Notes to Financial Statements.	60

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF		Xtrackers Russell US Multifactor ETF
	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2023	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$259,221	$265,165	$2,526,303	$2,754,876
Net realized gain (loss)	594,889	5,906,029	3,947,253	19,100,647
Net change in net unrealized appreciation (depreciation)	2,517,678	(6,983,389)	5,908,420	(35,604,641)

Net increase (decrease) in net assets resulting from operations	3,371,788	(812,195)	12,381,976	(13,749,118)

Distributions to Shareholders	(210,231)	(319,266)	(2,664,258)	(2,701,417)

Fund Shares Transactions
Proceeds from shares sold	18,421,557	1,772,590	28,235,429	38,220,376
Value of shares redeemed	(3,689,886)	(29,229,939)	(48,688,101)	(82,229,358)

Net increase (decrease) in net assets resulting from fund share transactions	14,731,671	(27,457,349)	(20,452,672)	(44,008,982)

Total net increase (decrease) in Net Assets	17,893,228	(28,588,810)	(10,734,954)	(60,459,517)

Net Assets
Beginning of year	11,148,456	39,737,266	145,700,245	206,159,762

End of year	$29,041,684	$11,148,456	$134,965,291	$145,700,245

Changes in Shares Outstanding
Shares outstanding, beginning of year	300,001	950,001	3,500,001	4,450,001
Shares sold	475,000	50,000	700,000	850,000
Shares redeemed	(100,000)	(700,000)	(1,200,000)	(1,800,000)

Shares outstanding, end of year	675,001	300,001	3,000,001	3,500,001

See Notes to Financial Statements.	61

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Multifactor ETF Selected Per Share Data	Years Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, beginning of year	$25.39	$32.88	$27.84	$26.80	$28.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.90	1.01	0.84	0.62	0.83
Net realized and unrealized gain (loss)	1.98	(7.37)	5.35	1.32	(2.11)

Total from investment operations	2.88	(6.36)	6.19	1.94	(1.28)

Less distributions from:
Net investment income	(0.85)	(1.13)	(1.15)	(0.90)	(0.76)

Total distributions	(0.85)	(1.13)	(1.15)	(0.90)	(0.76)

Net Asset Value, end of year	$27.42	$25.39	$32.88	$27.84	$26.80

Total Return (%)(b)	11.59	(19.75)	22.69	7.49	(4.51)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	60	66	71	72	72
Ratio of expenses before fee waiver (%)	0.35	0.35	0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.24	0.24	0.24	0.24	0.29
Ratio of net investment income (loss) (%)	3.44	3.45	2.75	2.37	3.05
Portfolio turnover rate (%)(c)	52	56	53	43	51

Xtrackers MSCI Kokusai Equity ETF Selected Per Share Data	Years Ended August 31,			Period Ended 8/31/2020(d)
	2023	2022	2021
Net Asset Value, beginning of period	$71.06	$84.95	$65.83	$50.00

Income (loss) from investment operations:
Net investment income (loss)(a)	1.50	1.53	1.28	0.49
Net realized and unrealized gain (loss)	9.72	(13.73)	18.91	15.34

Total from investment operations	11.22	(12.20)	20.19	15.83

Less distributions from:
Net investment income	(1.45)	(1.69)	(1.06)	—
Net realized gains	—	—	(0.01)	—

Total distributions	(1.45)	(1.69)	(1.07)	—

Net Asset Value, end of period	$80.83	$71.06	$84.95	$65.83

Total Return (%)(b)	16.02	(14.55)	30.87	31.66	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	520	502	803	132
Ratio of expenses before fee waiver (%)	0.09	0.09	0.09	0.09	*
Ratio of expenses after fee waiver (%)	0.09	0.09	0.09	0.09	*
Ratio of net investment income (loss) (%)	2.02	1.93	1.73	2.08	*
Portfolio turnover rate (%)(c)	2	4	6	7	**

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	For the period April 8, 2020 (commencement of operations) through August 31, 2020.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	62

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Selected Per Share Data	Years Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, beginning of year	$37.16	$41.83	$31.43	$27.08	$27.29

Income (loss) from investment operations:
Net investment income (loss)(a)	0.61	0.53	0.52	0.52	0.51
Net realized and unrealized gain (loss)	5.85	(4.60)	10.44	4.42	(0.25)

Total from investment operations	6.46	(4.07)	10.96	4.94	0.26

Less distributions from:
Net investment income	(0.60)	(0.60)	(0.56)	(0.59)	(0.47)

Total distributions	(0.60)	(0.60)	(0.56)	(0.59)	(0.47)

Net Asset Value, end of year	$43.02	$37.16	$41.83	$31.43	$27.08

Total Return (%)(b)	17.63	(9.84)	35.25	18.72	1.03

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	29	11	40	101	111
Ratio of expenses before fee waiver (%)	0.19	0.19	0.19	0.19	0.19
Ratio of expenses after fee waiver (%)	0.19	0.19	0.19	0.19	0.19
Ratio of net investment income (loss) (%)	1.55	1.29	1.51	1.85	1.93
Portfolio turnover rate (%)(c)	34	14	13	22	31

Xtrackers Russell US Multifactor ETF Selected Per Share Data	Years Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, beginning of year	$41.63	$46.33	$34.84	$33.88	$33.93

Income (loss) from investment operations:
Net investment income (loss)(a)	0.77	0.72	0.56	0.62	0.57
Net realized and unrealized gain (loss)	3.38	(4.76)	11.47	0.96	(0.09)

Total from investment operations	4.15	(4.04)	12.03	1.58	0.48

Less distributions from:
Net investment income	(0.79)	(0.66)	(0.54)	(0.62)	(0.53)

Total distributions	(0.79)	(0.66)	(0.54)	(0.62)	(0.53)

Net Asset Value, end of year	$44.99	$41.63	$46.33	$34.84	$33.88

Total Return (%)(b)	10.12	(8.80)	34.85	4.93	1.53

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	135	146	206	150	203
Ratio of expenses before fee waiver (%)	0.17	0.17	0.17	0.17	0.17
Ratio of expenses after fee waiver (%)	0.17	0.17	0.17	0.17	0.17
Ratio of net investment income (loss) (%)	1.80	1.60	1.40	1.85	1.77
Portfolio turnover rate (%)(c)	44	38	39	47	48

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	63

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2023, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Multifactor ETF
Xtrackers MSCI Kokusai Equity ETF
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Xtrackers Russell US Multifactor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI Kokusai Equity ETF which lots consist of 10,000 shares and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF which lots consist of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Multifactor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Russell 1000 2Qual/Val 5% Capped Factor Index
Xtrackers Russell US Multifactor ETF	Russell 1000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The index is reviewed quarterly in February, May, August and November, with the objective of reflecting change in the underlying equity markets in a timely manner, while limiting undue index turnover. During the May and November semi-annual index reviews, the index is rebalanced and the large and mid capitalization cutoff points are recalculated.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

64

DBX ETF Trust

Notes to Financial Statements (Continued)

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Each Fund is diversified. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

65

DBX ETF Trust

Notes to Financial Statements (Continued)

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

66

DBX ETF Trust

Notes to Financial Statements (Continued)

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2023, the Funds did not incur any interest or penalties.

As of August 31, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers FTSE Developed ex US Multifactor ETF	$1,046,536	$(21,372,170)	$1,877,238	$(18,448,396)
Xtrackers MSCI Kokusai Equity ETF	2,122,153	(7,433,720)	40,278,735	34,967,168
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	89,222	(3,430,830)	2,696,269	(645,339)
Xtrackers Russell US Multifactor ETF	403,067	(36,087,720)	15,334,455	(20,350,198)

The tax character of dividends and distributions declared for the years ended August 31, 2023 and August 31, 2022 were as follows:

	Year Ended August 31, 2023
	Ordinary Income*	Long Term Capital Gains
Xtrackers FTSE Developed ex US Multifactor ETF	$2,130,476	$—
Xtrackers MSCI Kokusai Equity ETF	10,244,127	—
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	210,231	—
Xtrackers Russell US Multifactor ETF	2,664,258	—

	Year Ended August 31, 2022
	Ordinary Income*	Long Term Capital Gains
Xtrackers FTSE Developed ex US Multifactor ETF	$2,665,644	$—
Xtrackers MSCI Kokusai Equity ETF	10,748,298	—
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	319,266	—
Xtrackers Russell US Multifactor ETF	2,701,417	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$11,267,957	$10,104,213	$21,372,170
Xtrackers MSCI Kokusai Equity ETF	2,162,841	5,270,305	7,433,146
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	267,626	3,163,204	3,430,830
Xtrackers Russell US Multifactor ETF	23,101,573	12,985,749	36,087,322

For the fiscal year ended August 31, 2023, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers FTSE Developed ex US Multifactor ETF	$(1,687,966)	$1,687,966
Xtrackers MSCI Kokusai Equity ETF	(11,812,071)	11,812,071
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(455,519)	455,519
Xtrackers Russell US Multifactor ETF	(8,275,801)	8,275,801

67

DBX ETF Trust

Notes to Financial Statements (Continued)

As of August 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Multifactor ETF	$58,017,951	$1,880,242	$5,336,717	$(3,456,475)
Xtrackers MSCI Kokusai Equity ETF	476,828,382	40,254,580	78,661,885	(38,407,305)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	26,309,282	2,696,269	3,277,626	(581,357)
Xtrackers Russell US Multifactor ETF	119,443,940	15,334,455	18,227,862	(2,893,407)

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2023, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.08% annualized effective rate as of August 31, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

68

DBX ETF Trust

Notes to Financial Statements (Continued)

As of August 31, 2023, no Funds had securities on loan.

Derivatives

Futures Contracts Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2023, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF and Xtrackers Russell US Multifactor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2023 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$579	Unrealized depreciation on futures contracts*	$3,825
Xtrackers MSCI Kokusai Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$46,196	Unrealized depreciation on futures contracts*	$20,200
Xtrackers Russell US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$6,386	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

69

DBX ETF Trust

Notes to Financial Statements (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts- Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$68,863
Xtrackers MSCI Kokusai Equity ETF	177,500
Xtrackers Russell US Multifactor ETF	33,864

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts- Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$1,454
Xtrackers MSCI Kokusai Equity ETF	53,555
Xtrackers Russell US Multifactor ETF	(14,384)

For the year ended August 31, 2023 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Multifactor ETF	$529,488
Xtrackers MSCI Kokusai Equity ETF	3,340,013
Xtrackers Russell US Multifactor ETF	467,798

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers FTSE Developed ex US Multifactor ETF	0.35%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell US Multifactor ETF	0.17%

The Advisor for Xtrackers FTSE Developed ex US Multifactor ETF has contractually agreed, until December 21, 2023, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation

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Notes to Financial Statements (Continued)

expenses and other extraordinary expenses) from exceeding 0.24% of the Fund’s average daily net assets. For the year ended August 31, 2023, the Advisor waived $70,815 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2023, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Multifactor ETF	$85
Xtrackers MSCI Kokusai Equity ETF	860
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	87
Xtrackers Russell US Multifactor ETF	297

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Securities Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended August 31, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$32,992,891	$34,330,838
Xtrackers MSCI Kokusai Equity ETF	12,925,694	12,786,373
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	6,027,392	5,982,027
Xtrackers Russell US Multifactor ETF	61,277,800	61,164,496

For the year ended August 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$6,385,304	$14,845,847
Xtrackers MSCI Kokusai Equity ETF	—	50,743,825
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	18,405,508	3,689,866
Xtrackers Russell US Multifactor ETF	28,233,533	48,223,540

5. Fund Share Transactions

As of August 31, 2023 there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting DBX ETF Trust) at August 31, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers FTSE Developed ex US Multifactor ETF Xtrackers Russell US Multifactor ETF Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	For the year ended August 31, 2023	For each of the two years in the period ended August 31, 2023	For each of the five years in the period ended August 31, 2023
Xtrackers MSCI Kokusai Equity ETF	For the year ended August 31, 2023	For each of the two years in the period ended August 31, 2023	For each of the three years in the period ended August 31, 2023 and the period from April 8, 2020 (commencement of operations) through August 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

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Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 23, 2023

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DBX ETF Trust

Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

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DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairperson since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	42	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairperson of the Audit Committee since 2015	Chief Financial Officer, EyePoint Pharmaceuticals, Inc. (2019-present); Chief Financial Officer, Enzyvant (2018-2019); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	42	—
J. David Officer (1948) Board Member since 2011, Chairperson of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	42	(Chairman of) Ilex Management Ltd; Old Westbury Funds

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(4) (1975) President and Chief Executive Officer, 2016- present	Chief Administrative Officer Investment Division Americas, of DWS Investment Management Americas, Inc. and Manager (since 2023) and Chief Operating Officer of the Advisor (2016-present). Formerly: Programmes (Head 2021-2023), of DWS Investment Management Americas, Inc.; Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014-2020); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Diane Kenneally(4) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(4) (1967) Chief Compliance Officer, 2010-present	AFC Compliance US (Senior Team Lead), of DWS Investment Management Americas, Inc.; Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-2022); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(4) (1978) Vice President, 2016-present	Portfolio Engineering, Systematic Investments Solutions (Head), of DWS Investment Management Americas, Inc. (2018-present); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(5) (1962) Secretary, 2020-present	Legal (Associate General Counsel), DWS US Retail Legal (2003-present), of DWS Investment Management Americas, Inc.; Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Vice President, DBX Advisors LLC (2021-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); and Assistant Secretary of DBX ETF Trust (2019-2020).

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Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(5) (1962) Assistant Secretary, 2020-present	Legal (Senior Team Lead), DWS US Retail Legal, of DWS Investment Management Americas, Inc.; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); Secretary, Deutsche AM Service Company (2010-2017); and Chief Legal Officer, DBXStrategic Advisors LLC (2020-2021).
Jeffrey Berry(5) (1959) Assistant Treasurer, 2019-present	Fund Administration (Senior Specialist), of DWS Investment Management Americas, Inc.
Sheila Cadogan(5) (1966) Assistant Treasurer, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(6) (1964) Assistant Secretary, 2017-present	Senior Vice President, Director Regulatory Administration at BNY Mellon Asset Servicing (2023-present); Vice President at BNY Mellon Asset Servicing (2014-2023); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Christian Rijs(4) (1980) Anti-Money Laundering Compliance Officer, since October 21, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS Investment Management Americas, Inc.; AML Officer, DWS Trust Company (since November 2, 2021); AML Officer, DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since November 12, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO.

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(4)	Address: 875 Third Avenue, New York, New York 10022.
(5)	Address: 100 Summer Street, Boston, MA 02110.
(6)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended August 31, 2023.

	Qualified Dividend Income*	Dividends Received Deduction*
Xtrackers FTSE Developed ex US Multifactor ETF	76%	0%
Xtrackers MSCI Kokusai Equity ETF	100%	43%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	100%	100%
Xtrackers Russell US Multifactor ETF	100%	94%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Income
Xtrackers FTSE Developed ex US Multifactor ETF	$2,607,585	$213,245

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region, generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DEEF, DEUS and QARP have been developed solely by DBX Advisors LLC. The Funds are not in any way connected to or sponsored, endorsed, issued, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE Developed ex US Comprehensive Factor Index, Russell 1000 Comprehensive Factor Index and Russell 1000 2Qual/Val 5% Capped Factor Index vest in the relevant LSE Group company which owns the Indexes. “FTSE®” “Russell®” and “FTSE Russell®” are a trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Indexes for the purpose to which it is being put by DBX Advisors LLC.

KOKU is not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The Prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured | No Bank Guarantee | May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, securities lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY

R-047731-8 (10/23) DBX005645 (10/24)

August 31, 2023

Annual Report

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this annual report for five of our ETFs tracking the fixed income market for the period ended August 31, 2023.

The global economy remained resilient throughout the reporting period, buoyed by a steady job market and cooling inflation. Nonetheless, inflation remained above most central banks’ targeted range, prompting them to maintain their hawkish stance as they emphasized on the potential need to hike rates further to effectively manage inflation. In the U.S., the debt ceiling impasse ended after President Biden signed the debt limit bill, avoiding a potential default.

Global bond markets wobbled throughout the reporting period, with yields moving up toward the end of the period, driven by the hawkish stance of major central banks. The banking turmoil, earlier this year, had sparked a rally in government bonds. Financial turbulence rattled the global markets after Silicon Valley Bank was shut down by the California Department of Financial Protection and Innovation. However, the timely intervention by the U.S. Federal Reserve Board (Fed) averted a major global banking crisis. This was followed by the Swiss government’s brokering the rescue of Credit Suisse by UBS. The central banks, however, continued with their rate-hike spree, albeit at a slower pace. The Fed, the European Central Bank, and the Bank of England (BoE) hiked rates twice in the period. Notably, U.S. and European investment-grade bonds outperformed their high-yield counterparts.

Global high-yield bonds outperformed investment-grade bonds in Q2 2023 on abating recessionary fears. Meanwhile, government bonds from the U.K. and Australia underperformed, due to higher-than-expected inflation and subsequent rate hikes. All the major central banks continued raising rates, with the exception of the Bank of Japan (BoJ). The U.S. 10-year yield continued its rally, edging up 3.95% by the end of Q2 2023.

Toward the end of the reporting period, global bond yields started rising to record levels on encouraging macroeconomic data and expectations of continued monetary tightening by the central banks. In the U.S., the benchmark 10-year Treasury yield soared to the highest level since 2007 as investors expected rates to remain high for longer periods. Meanwhile, the BoJ altered its yield curve control policy, introducing a 1% cap on the 10-year Japanese government bond yield while keeping the target range unchanged. This led to a sell-off of Japanese government bonds. Elsewhere, the BoE raised its policy rate by 25bps1 to 5.25% in August 2023. Meanwhile, high-yield credit markets outperformed government bonds in the month of August 2023.

Our analysts believe that successive rate hikes by the central banks to curb rising prices will likely weigh on the global economy in 2023 and 2024, considerably slowing its growth, compared with 2022. Meanwhile, growth in the U.S. has remained resilient, compared with other major global economies’, giving rise to hopes of a soft landing by the economy, thereby skirting a recession. On the other hand, we believe Europe is likely to enter into a recession in 2024, with growth dynamics remaining weak and manufacturing activity expected to contract further. By contrast, growth in the emerging and the developing markets will likely remain strong over the next year.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Basis points (Bps) are a unit of measurement equal to 1/100th of 1 percent and a standard measure for interest rates.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

This Page is Intentionally Left Blank

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers High Beta High Yield Bond ETF

The Xtrackers High Beta High Yield Bond ETF (HYUP) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the HYUP Index). The HYUP Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. For the 12-month period ended August 31, 2023, HYUP shares returned 8.11%, compared to the HYUP Index return of 8.20%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Energy. The Communications sector was the only negative contributor to performance.

Xtrackers Low Beta High Yield Bond ETF

The Xtrackers Low Beta High Yield Bond ETF (HYDW) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the HYDW Index). The HYDW Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. For the 12-month period ended August 31, 2023, HYDW shares returned 5.44%, compared to the HYDW Index return of 5.57%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Capital Goods.

Xtrackers Risk Managed USD High Yield Strategy ETF

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM) seeks investment results that correspond generally to the performance, before fees and expenses, of the Adaptive Wealth Strategies Risk Managed High Yield Index (the “Underlying Index”). The HYRM Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. For the 12-month period ended August 31, 2023, HYRM shares returned 7.27%, compared to the HYRM Index return of 6.92%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Energy.

Xtrackers Short Duration High Yield Bond ETF

The Xtrackers Short Duration High Yield Bond ETF (SHYL) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the SHYL Index). The SHYL Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. For the 12-month period ended August 31, 2023, SHYL shares returned 7.65%, compared to the SHYL Index return of 7.46%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Energy.

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Xtrackers USD High Yield Corporate Bond ETF

The Xtrackers USD High Yield Corporate Bond ETF (HYLB) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the HYLB Index). The HYLB Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. For the 12-month period ended August 31, 2023, HYLB shares returned 6.63%, compared to the HYLB Index return of 6.92%

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Energy.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-15 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

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5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market High Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	8.11%	8.94%	8.20%	6.92%
Five Year	2.73%	2.75%	2.73%	2.80%
Since Inception[1]	2.79%	2.80%	2.80%	2.76%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market High Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	8.11%	8.94%	8.20%	6.92%
Five Year	14.44%	14.54%	14.43%	14.79%
Since Inception[1]	16.81%	16.85%	16.87%	16.59%

1 Total returns are calculated based on the commencement of operations, January 11, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 11, 2018.

Sector Diversification* as of August 31, 2023

Communications	23.6%
Consumer, Cyclical	20.3%
Consumer, Non-cyclical	13.4%
Energy	13.2%
Financial	11.6%
Industrial	6.7%
Basic Materials	4.4%
Technology	4.2%
Utilities	2.5%
Diversified	0.1%

Total	100.0%

Modified duration to worst as of August 31, 2023: 3.7 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

Quality* as of August 31, 2023

Description	% of Market Value
BBB	0.7%
BB	46.8%
B	39.8%
CCC	11.7%
CC	0.9%
NR	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2023

United States	81.5%
Canada	6.4%
Luxembourg	2.6%
France	2.0%
Other	7.5%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Low Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	5.44%	6.06%	5.57%	6.92%
Five Year	2.72%	2.71%	2.72%	2.80%
Since Inception[1]	2.54%	2.55%	2.56%	2.76%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Low Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	5.44%	6.06%	5.57%	6.92%
Five Year	14.33%	14.33%	14.36%	14.79%
Since Inception[1]	15.16%	15.25%	15.31%	16.59%

1 Total returns are calculated based on the commencement of operations, January 11, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 11, 2018.

Sector Diversification* as of August 31, 2023

Consumer, Cyclical	27.9%
Consumer, Non-cyclical	20.0%
Industrial	12.0%
Communications	11.0%
Financial	9.2%
Energy	8.4%
Technology	4.8%
Basic Materials	3.6%
Utilities	3.1%

Total	100.0%

Modified duration to worst as of August 31, 2023: 3.8 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

Quality* as of August 31, 2023

Description	% of Market Value
BBB	7.7%
BB	76.8%
B	15.4%
CCC	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2023

United States	89.8%
Canada	4.1%
Other	6.1%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 27.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

The Xtrackers Risk Managed USD High Yield Strategy ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Adaptive Wealth Strategies Risk Managed High Yield Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Returns

	Net Asset Value	Market Value	Adaptive Wealth Strategies Risk Managed High Yield Index	Solactive USD High Yield Corporates Total Market Index
One Year	7.27%	7.31%	6.92%	6.92%
Since Inception[1]	-1.62%	-1.62%	-1.38%	-1.38%

Cumulative Total Returns

	Net Asset Value	Market Value	Adaptive Wealth Strategies Risk Managed High Yield Index	Solactive USD High Yield Corporates Total Market Index
One Year	7.27%	7.31%	6.92%	6.92%
Since Inception[1]	-2.51%	-2.52%	-2.15%	-2.15%

1 Total returns are calculated based on the commencement of operations, February 10, 2022 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report. The expense ratio includes net expenses of the underlying funds in which the Fund invests.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, February 10, 2022.

Sector Diversification* as of August 31, 2023

Consumer, Cyclical	24.8%
Communications	17.4%
Consumer, Non-cyclical	16.4%
Energy	10.8%
Financial	10.2%
Industrial	9.2%
Technology	4.5%
Basic Materials	3.8%
Utilities	2.8%
Diversified	0.1%

Total	100.0%

Modified duration to worst as of August 31, 2023: 3.7 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

Quality* as of August 31, 2023

Description	% of Market Value
BBB	3.9%
BB	61.8%
B	27.8%
CCC	6.0%
CC	0.5%

100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percentage of total investments excluding securities lending collateral and cash equivalents. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 37.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market 0-5 Year Index	Solactive USD High Yield Corporates Total Market Index
One Year	7.65%	8.31%	7.46%	6.92%
Five Year	3.05%	3.10%	3.16%	2.80%
Since Inception[1]	3.15%	3.18%	3.24%	2.70%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market 0-5 Year Index	Solactive USD High Yield Corporates Total Market Index
One Year	7.65%	8.31%	7.46%	6.92%
Five Year	16.24%	16.46%	16.84%	14.79%
Since Inception[1]	19.10%	19.31%	19.75%	16.24%

1 Total returns are calculated based on the commencement of operations, January 10, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 10, 2018.

Sector Diversification* as of August 31, 2023

Consumer, Cyclical	25.0%
Communications	16.4%
Consumer, Non-cyclical	15.4%
Financial	11.6%
Industrial	10.9%
Energy	10.4%
Basic Materials	4.0%
Utilities	3.3%
Technology	2.9%
Diversified	0.1%

Total	100.0%

Modified duration to worst as of August 31, 2023: 2.7 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

Quality* as of August 31, 2023

Description	% of Market Value
BBB	4.3%
BB	59.4%
B	29.2%
CCC	6.8%
CC	0.2%
NR	0.1%

100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification * as of August 31, 2023

United States	83.4%
Canada	5.9%
Other	10.7%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 39.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
One Year	6.63%	7.42%	6.92%	7.05%
Five Year	2.55%	2.61%	2.80%	2.81%
Since Inception[1]	3.26%	3.27%	3.52%	3.49%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
One Year	6.63%	7.42%	6.92%	7.05%
Five Year	13.40%	13.75%	14.79%	14.89%
Since Inception[1]	24.08%	24.21%	26.26%	26.02%

1 Total returns are calculated based on the commencement of operations, December 7, 2016 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 7, 2016.

Sector Diversification* as of August 31, 2023

Consumer, Cyclical	24.8%
Communications	17.3%
Consumer, Non-cyclical	16.5%
Energy	10.7%
Financial	10.2%
Industrial	9.3%
Technology	4.5%
Basic Materials	3.8%
Utilities	2.8%
Diversified	0.1%

Total	100.0%

Modified duration to worst as of August 31, 2023: 3.8 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

Quality* as of August 31, 2023

Description	% of Market Value
BBB	4.0%
BB	62.2%
B	27.5%
CCC	5.9%
CC	0.4%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2023

United States	85.9%
Canada	5.1%
Other	9.0%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 50.

15

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers Risk Managed USD High Yield Strategy ETF shareholders indirectly bear the expenses of Xtrackers High Beta High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF (the “Underlying Funds”) in which the Xtrackers Risk Managed USD High Yield Strategy ETF invests. The Underlying Funds’ expenses are not included in Xtrackers Risk Managed USD High Yield Strategy ETF’s annualized expense ratios used to calculate the expense estimate in the tables. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers High Beta High Yield Bond ETF
Actual	$1,000.00	$1,049.60	0.21%	$1.08
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	0.21%	$1.07
Xtrackers Low Beta High Yield Bond ETF
Actual	$1,000.00	$1,047.20	0.20%	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers Risk Managed USD High Yield Strategy ETF(2)
Actual	$1,000.00	$1,042.90	0.15%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
Xtrackers Short Duration High Yield Bond ETF
Actual	$1,000.00	$1,040.60	0.20%	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,042.40	0.15%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.76

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

16

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

August 31, 2023

	Principal Amount	Value
CORPORATE BONDS — 97.2%
Basic Materials — 4.2%
Chemicals — 1.8%
ASP Unifrax Holdings, Inc. 144A, 5.25%, 9/30/28	$23,000	$15,684
144A, 7.50%, 9/30/29	10,000	5,211
Chemours Co. 5.375%, 5/15/27	13,000	12,232
144A, 5.75%, 11/15/28	25,000	22,481
144A, 4.625%, 11/15/29	18,000	14,971
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	13,000	10,870
INEOS Finance PLC, 144A, 6.75%, 5/15/28	15,000	14,376
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	13,000	11,896
NOVA Chemicals Corp. 144A, 5.00%, 5/1/25	17,000	16,165
144A, 5.25%, 6/1/27	35,000	31,159
144A, 4.25%, 5/15/29	13,000	10,553
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/29	19,000	16,785
Tronox, Inc., 144A, 4.625%, 3/15/29	37,000	30,407

(Cost $246,272)		212,790

Forest Products & Paper — 0.1%
Mercer International, Inc., 5.125%, 2/1/29
(Cost $22,583)	24,000	19,655

Iron/Steel — 0.5%
ATI, Inc., 7.25%, 8/15/30	10,000	10,114
Mineral Resources Ltd. 144A, 8.125%, 5/1/27	18,000	17,988
144A, 8.00%, 11/1/27	18,000	17,959
144A, 8.50%, 5/1/30	16,000	16,077

(Cost $63,287)		62,138

Mining — 1.8%
First Quantum Minerals Ltd. 144A, 6.875%, 3/1/26	50,000	49,340
144A, 6.875%, 10/15/27	54,000	52,641
144A, 8.625%, 6/1/31	36,000	36,704
Hudbay Minerals, Inc., 144A, 6.125%, 4/1/29	15,000	14,117
Kaiser Aluminum Corp. 144A, 4.625%, 3/1/28	15,000	13,287
144A, 4.50%, 6/1/31	20,000	16,179
Vedanta Resources Finance II PLC 144A, 8.95%, 3/11/25	15,000	9,823
144A, 9.25%, 4/23/26	35,000	20,064

(Cost $223,294)		212,155

Communications — 23.0%
Advertising — 1.3%
Clear Channel Outdoor Holdings, Inc. 144A, 5.125%, 8/15/27	32,000	28,683

	Principal Amount	Value
Advertising (Continued)
144A, 7.75%, 4/15/28	$20,000	$15,751
144A, 9.00%, 9/15/28	25,000	25,147
144A, 7.50%, 6/1/29	37,000	27,645
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 5.00%, 8/15/27	5,000	4,508
144A, 4.25%, 1/15/29	17,000	13,961
144A, 4.625%, 3/15/30	20,000	16,278
Stagwell Global LLC,144A, 5.625%, 8/15/29	34,000	28,425

(Cost $180,692)		160,398

Internet — 0.2%
Rakuten Group, Inc., 144A, 10.25%, 11/30/24
(Cost $16,509)	17,000	17,170

Media — 12.7%
Altice Financing SA 144A, 5.00%, 1/15/28	32,000	26,046
144A, 5.75%, 8/15/29	59,000	46,791
AMC Networks, Inc. 4.75%, 8/1/25	27,000	25,336
4.25%, 2/15/29	26,000	16,608
Cable One, Inc., 144A, 4.00%, 11/15/30	15,000	11,714
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 7.375%, 3/1/31	32,000	31,807
144A, 4.75%, 2/1/32	35,000	28,995
4.50%, 5/1/32	80,000	64,931
144A, 4.50%, 6/1/33	45,000	35,555
144A, 4.25%, 1/15/34	55,000	42,169
CSC Holdings LLC 144A, 5.50%, 4/15/27	38,000	32,808
144A, 5.375%, 2/1/28	22,000	18,018
144A, 7.50%, 4/1/28	30,000	19,108
144A, 11.25%, 5/15/28	20,000	19,745
144A, 6.50%, 2/1/29	56,000	46,319
144A, 5.75%, 1/15/30	62,000	34,218
144A, 4.125%, 12/1/30	31,000	22,126
144A, 4.625%, 12/1/30	65,000	34,072
144A, 3.375%, 2/15/31	27,000	18,563
144A, 4.50%, 11/15/31	41,000	29,185
144A, 5.00%, 11/15/31	18,000	9,637
DISH DBS Corp. 5.875%, 11/15/24	56,000	52,141
7.75%, 7/1/26	54,000	40,400
144A, 5.25%, 12/1/26	81,000	68,409
7.375%, 7/1/28	25,000	15,724
144A, 5.75%, 12/1/28	70,000	54,300
5.125%, 6/1/29	43,000	23,245
DISH Network Corp., 144A, 11.75%, 11/15/27	91,000	92,405
Gray Television, Inc. 144A, 5.875%, 7/15/26	27,000	24,730
144A, 7.00%, 5/15/27	17,000	15,276
144A, 4.75%, 10/15/30	20,000	13,985

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Media (Continued)
iHeartCommunications, Inc. 6.375%, 5/1/26	$12,000	$10,487
8.375%, 5/1/27	38,000	26,353
144A, 5.25%, 8/15/27	19,000	15,072
144A, 4.75%, 1/15/28	11,000	8,489
McGraw-Hill Education, Inc. 144A, 5.75%, 8/1/28	23,000	20,433
144A, 8.00%, 8/1/29	16,000	14,038
Nexstar Media, Inc., 144A, 4.75%, 11/1/28	22,000	19,330
Sinclair Television Group, Inc. 144A, 5.50%, 3/1/30	13,000	6,950
144A, 4.125%, 12/1/30	21,000	13,434
Sirius XM Radio, Inc. 144A, 5.50%, 7/1/29	40,000	36,144
144A, 4.125%, 7/1/30	50,000	40,816
144A, 3.875%, 9/1/31	35,000	27,273
TEGNA, Inc. 4.625%, 3/15/28	30,000	26,911
5.00%, 9/15/29	30,000	26,443
Univision Communications, Inc. 144A, 6.625%, 6/1/27	44,000	42,641
144A, 8.00%, 8/15/28	10,000	9,984
144A, 4.50%, 5/1/29	35,000	30,161
144A, 7.375%, 6/30/30	21,000	20,340
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	32,000	26,440
UPC Holding BV, 144A, 5.50%, 1/15/28	10,000	8,910
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	25,000	20,307
VTR Finance NV, 144A, 6.375%, 7/15/28	13,000	5,991
Ziggo Bond Co. BV 144A, 6.00%, 1/15/27	16,000	14,901
144A, 5.125%, 2/28/30	13,000	10,102
Ziggo BV, 144A, 4.875%, 1/15/30	30,000	25,248

(Cost $1,764,402)		1,521,564

Telecommunications — 8.8%
Altice France Holding SA 144A, 10.50%, 5/15/27	38,000	20,554
144A, 6.00%, 2/15/28	31,000	13,719
Altice France SA 144A, 8.125%, 2/1/27	51,000	43,148
144A, 5.50%, 1/15/28	26,000	19,508
144A, 5.125%, 1/15/29	15,000	10,703
144A, 5.125%, 7/15/29	73,000	51,668
144A, 5.50%, 10/15/29	52,000	37,462
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	33,000	30,658
CommScope Technologies LLC 144A, 6.00%, 6/15/25	37,000	33,841
144A, 5.00%, 3/15/27	19,000	10,584
CommScope, Inc. 144A, 6.00%, 3/1/26	38,000	34,571

	Principal Amount	Value
Telecommunications (Continued)
144A, 8.25%, 3/1/27	$25,000	$16,589
144A, 7.125%, 7/1/28	20,000	11,162
144A, 4.75%, 9/1/29	43,000	31,994
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28	12,000	8,790
144A, 6.50%, 10/1/28	20,000	15,404
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	38,000	34,642
144A, 5.00%, 5/1/28	45,000	38,600
144A, 6.75%, 5/1/29	26,000	20,207
5.875%, 11/1/29	20,000	14,830
144A, 6.00%, 1/15/30	30,000	22,192
144A, 8.75%, 5/15/30	30,000	29,187
144A, 8.625%, 3/15/31	20,000	19,242
Hughes Satellite Systems Corp. 5.25%, 8/1/26	30,000	27,619
6.625%, 8/1/26	19,000	16,501
Iliad Holding SASU 144A, 6.50%, 10/15/26	31,000	29,604
144A, 7.00%, 10/15/28	23,000	21,418
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	86,000	79,053
Level 3 Financing, Inc. 144A, 4.625%, 9/15/27	25,000	18,806
144A, 4.25%, 7/1/28	32,000	20,982
144A, 3.625%, 1/15/29	22,000	13,114
144A, 10.50%, 5/15/30	26,000	26,405
Lumen Technologies, Inc. 144A, 5.125%, 12/15/26	15,000	7,784
144A, 4.00%, 2/15/27	35,000	22,028
144A, 4.50%, 1/15/29	12,000	3,973
Millicom International Cellular SA 144A, 5.125%, 1/15/28	13,500	12,255
144A, 6.25%, 3/25/29	18,000	16,483
144A, 4.50%, 4/27/31	25,000	19,771
Sable International Finance Ltd., 144A, 5.75%, 9/7/27	12,000	11,143
VEON Holdings BV, 144A, 4.95%, 6/16/24	17,000	16,024
Viasat, Inc. 144A, 5.625%, 9/15/25	18,000	17,027
144A, 5.625%, 4/15/27	16,000	14,329
144A, 6.50%, 7/15/28	10,000	7,822
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	40,000	32,460
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27	38,000	28,506
144A, 6.125%, 3/1/28	30,000	19,529

(Cost $1,277,367)		1,051,891

Consumer, Cyclical — 19.8%
Airlines — 0.8%
American Airlines Group, Inc., 144A, 3.75%, 3/1/25	16,000	15,326
American Airlines, Inc., 144A, 7.25%, 2/15/28	25,000	24,583

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Airlines (Continued)
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	$33,000	$30,570
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 144A, 8.00%, 9/20/25	15,000	15,032
144A, 8.00%, 9/20/25	14,000	14,029

(Cost $102,816)		99,540

Apparel — 0.4%
Hanesbrands, Inc. 144A, 4.875%, 5/15/26	26,000	24,310
144A, 9.00%, 2/15/31	18,000	18,100

(Cost $42,645)		42,410

Auto Manufacturers — 1.2%
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25	20,000	20,339
Ford Motor Co., 9.625%, 4/22/30	16,000	18,593
Ford Motor Credit Co. LLC 6.95%, 6/10/26	15,000	15,034
6.80%, 5/12/28	40,000	40,024
7.35%, 3/6/30	34,000	34,641
7.20%, 6/10/30	20,000	20,322

(Cost $149,445)		148,953

Auto Parts & Equipment — 1.8%
American Axle & Manufacturing, Inc. 6.50%, 4/1/27	13,000	12,335
6.875%, 7/1/28	10,000	9,181
5.00%, 10/1/29	20,000	16,484
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	45,000	45,537
Dana, Inc. 5.375%, 11/15/27	10,000	9,469
5.625%, 6/15/28	10,000	9,423
4.25%, 9/1/30	10,000	8,232
Goodyear Tire & Rubber Co. 5.00%, 7/15/29	28,000	24,933
5.25%, 4/30/31	14,000	12,294
5.25%, 7/15/31	16,000	13,795
5.625%, 4/30/33	13,000	11,168
Tenneco, Inc., 144A, 8.00%, 11/17/28	55,000	45,377

(Cost $233,724)		218,228

Entertainment — 2.2%
AMC Entertainment Holdings, Inc. 144A, 10.00%, 6/15/26	36,000	24,998
144A, 7.50%, 2/15/29	28,000	19,140
Caesars Entertainment, Inc., 144A, 4.625%, 10/15/29	35,000	30,667
Cinemark USA, Inc. 144A, 5.875%, 3/15/26	17,000	16,336
144A, 5.25%, 7/15/28	20,000	17,783

	Principal Amount	Value
Entertainment (Continued)
Light & Wonder International, Inc. 144A, 7.00%, 5/15/28	$19,000	$18,947
144A, 7.25%, 11/15/29	11,000	11,037
144A, 7.50%, 9/1/31	20,000	20,298
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	29,000	27,032
Penn Entertainment, Inc. 144A, 5.625%, 1/15/27	10,000	9,464
144A, 4.125%, 7/1/29	10,000	8,154
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29	19,000	15,183
144A, 5.875%, 9/1/31	26,000	20,127
Six Flags Entertainment Corp., 144A, 7.25%, 5/15/31	25,000	23,994

(Cost $297,165)		263,160

Food Service — 0.2%
TKC Holdings, Inc. 144A, 6.875%, 5/15/28	11,000	9,955
144A, 10.50%, 5/15/29	21,000	17,449

(Cost $31,595)		27,404

Home Builders — 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	10,000	8,623
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A, 6.25%, 9/15/27	18,000	16,540
144A, 4.875%, 2/15/30	15,000	12,406
Mattamy Group Corp. 144A, 5.25%, 12/15/27	13,000	12,276
144A, 4.625%, 3/1/30	18,000	15,900

(Cost $71,642)		65,745

Home Furnishings — 0.1%
Tempur Sealy International, Inc., 144A, 3.875%, 10/15/31
(Cost $21,044)	21,000	16,898

Housewares — 1.1%
Newell Brands, Inc. 4.875%, 6/1/25	10,000	9,669
4.70%, 4/1/26	55,000	52,629
6.375%, 9/15/27	15,000	14,684
6.625%, 9/15/29	15,000	14,874
Scotts Miracle-Gro Co. 4.50%, 10/15/29	10,000	8,374
4.00%, 4/1/31	22,000	17,311
4.375%, 2/1/32	10,000	7,927

(Cost $128,343)		125,468

Leisure Time — 4.4%
Carnival Corp. 144A, 7.625%, 3/1/26	42,000	41,906
144A, 5.75%, 3/1/27	88,000	82,754
144A, 6.00%, 5/1/29	59,000	53,455
144A, 10.50%, 6/1/30	29,000	30,917

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Leisure Time (Continued)
Life Time, Inc., 144A, 8.00%, 4/15/26	$10,000	$9,934
NCL Corp. Ltd. 144A, 5.875%, 3/15/26	45,000	42,390
144A, 8.375%, 2/1/28	5,000	5,158
144A, 7.75%, 2/15/29	17,000	16,165
Royal Caribbean Cruises Ltd. 144A, 4.25%, 7/1/26	18,000	16,798
144A, 5.50%, 8/31/26	29,000	27,805
144A, 5.375%, 7/15/27	29,000	27,295
144A, 11.625%, 8/15/27	35,000	38,151
3.70%, 3/15/28	15,000	13,078
144A, 5.50%, 4/1/28	34,000	31,850
144A, 9.25%, 1/15/29	29,000	30,915
Viking Cruises Ltd. 144A, 5.875%, 9/15/27	26,000	24,335
144A, 7.00%, 2/15/29	13,000	12,338
144A, 9.125%, 7/15/31	22,000	22,749

(Cost $525,906)		527,993

Lodging — 1.6%
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29	13,000	10,997
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	26,000	24,724
144A, 5.25%, 4/26/26	10,000	9,271
144A, 5.625%, 7/17/27	16,000	14,316
144A, 5.75%, 7/21/28	23,000	20,370
144A, 5.375%, 12/4/29	29,000	24,351
Station Casinos LLC, 144A, 4.625%, 12/1/31	13,000	10,729
Studio City Finance Ltd. 144A, 6.00%, 7/15/25	25,000	23,663
144A, 6.50%, 1/15/28	15,000	12,716
144A, 5.00%, 1/15/29	32,000	24,013
Travel + Leisure Co., 144A, 4.50%, 12/1/29	19,000	16,316

(Cost $210,981)		191,466

Retail — 5.4%
Asbury Automotive Group, Inc., 144A, 5.00%, 2/15/32	16,000	13,739
Bath & Body Works, Inc. 7.50%, 6/15/29	14,000	14,126
144A, 6.625%, 10/1/30	30,000	29,283
Carvana Co. 144A, 5.50%, 4/15/27	15,000	11,037
144A, 5.875%, 10/1/28	15,000	9,242
144A, 4.875%, 9/1/29	20,000	11,956
144A, 10.25%, 5/1/30	95,000	73,741
eG Global Finance PLC 144A, 6.75%, 2/7/25	20,000	19,728
144A, 8.50%, 10/30/25	15,000	14,865
Ferrellgas LP / Ferrellgas Finance Corp. 144A, 5.375%, 4/1/26	17,000	15,995
144A, 5.875%, 4/1/29	25,000	22,091
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 144A, 4.625%, 1/15/29	20,000	17,291

	Principal Amount	Value
Retail (Continued)
144A, 6.75%, 1/15/30	$36,000	$29,777
Gap, Inc. 144A, 3.625%, 10/1/29	19,000	14,481
144A, 3.875%, 10/1/31	24,000	17,420
Kohl’s Corp., 4.625%, 5/1/31	15,000	11,057
LBM Acquisition LLC, 144A, COMPANY GUARNT, 1/15/29	19,000	16,601
Macy’s Retail Holdings LLC, 144A, 5.875%, 4/1/29	13,000	11,764
Michaels Cos., Inc. 144A, 5.25%, 5/1/28	15,000	12,516
144A, 7.875%, 5/1/29	37,000	25,682
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	32,000	30,440
Nordstrom, Inc. 4.375%, 4/1/30	15,000	12,013
4.25%, 8/1/31	11,000	8,285
PetSmart, Inc. / PetSmart Finance Corp., 144A, 7.75%, 2/15/29	24,000	22,948
QVC, Inc. 4.45%, 2/15/25	15,000	13,498
4.75%, 2/15/27	15,000	9,917
4.375%, 9/1/28	13,000	7,369
Rite Aid Corp., 144A, 8.00%, 11/15/26	25,000	15,900
Sonic Automotive, Inc. 144A, 4.625%, 11/15/29	17,000	14,523
144A, 4.875%, 11/15/31	17,000	14,148
SRS Distribution, Inc. 144A, 6.125%, 7/1/29	12,000	10,445
144A, 6.00%, 12/1/29	25,000	21,402
Staples, Inc. 144A, 7.50%, 4/15/26	49,000	40,590
144A, 10.75%, 4/15/27	28,000	15,223
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	16,000	13,694

(Cost $747,465)		642,787

Consumer, Non-cyclical — 13.0%
Agriculture — 0.3%
Vector Group Ltd. 144A, 10.50%, 11/1/26	12,000	12,050
144A, 5.75%, 2/1/29	29,000	25,259

(Cost $40,792)		37,309

Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29
(Cost $18,989)	19,000	16,690

Commercial Services — 3.1%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 144A, 6.125%, 10/15/26	10,000	9,473
Albion Financing 2SARL, 144A, 8.75%, 4/15/27	15,000	13,984

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Commercial Services (Continued)
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	$47,000	$44,752
144A, 9.75%, 7/15/27	33,000	30,338
144A, 6.00%, 6/1/29	25,000	19,143
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	36,000	30,632
APX Group, Inc., 144A, 5.75%, 7/15/29	23,000	19,845
Garda World Security Corp. 144A, 4.625%, 2/15/27	14,000	12,963
144A, 9.50%, 11/1/27	20,000	19,365
144A, 7.75%, 2/15/28	10,000	9,936
144A, 6.00%, 6/1/29	11,000	8,974
Hertz Corp., 144A, 5.00%, 12/1/29	24,000	19,756
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	28,000	23,809
144A, 5.75%, 11/1/28	28,000	21,005
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 6.25%, 1/15/28	30,000	28,540
Sabre GLBL, Inc. 144A, 7.375%, 9/1/25	25,000	24,594
144A, 11.25%, 12/15/27	17,000	16,217
Sotheby’s, 144A, 7.375%, 10/15/27	20,000	18,230

(Cost $411,550)		371,556

Cosmetics/Personal Care — 0.2%
Coty, Inc., 144A, 6.50%, 4/15/26	14,000	13,890
Edgewell Personal Care Co., 144A, 4.125%, 4/1/29	13,000	11,278

(Cost $27,118)		25,168

Food — 1.2%
B&G Foods, Inc. 5.25%, 4/1/25	24,000	23,448
5.25%, 9/15/27	14,000	12,417
Post Holdings, Inc. 144A, 5.50%, 12/15/29	32,000	29,654
144A, 4.625%, 4/15/30	42,000	37,250
144A, 4.50%, 9/15/31	33,000	28,336
Sigma Holdco BV, 144A, 7.875%, 5/15/26	19,000	16,180

(Cost $161,169)		147,285

Healthcare-Services — 4.4%
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	57,000	55,696
144A, 5.625%, 3/15/27	50,000	44,047
144A, 8.00%, 12/15/27	24,000	23,097
144A, 6.875%, 4/1/28	28,000	16,840
144A, 6.00%, 1/15/29	16,000	13,418
144A, 6.875%, 4/15/29	38,000	23,030
144A, 6.125%, 4/1/30	34,000	19,412

	Principal Amount	Value
Healthcare-Services (Continued)
144A, 5.25%, 5/15/30	$41,000	$32,374
144A, 4.75%, 2/15/31	28,000	20,885
DaVita, Inc. 144A, 4.625%, 6/1/30	81,000	69,552
144A, 3.75%, 2/15/31	38,000	30,292
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/27	22,000	18,972
LifePoint Health, Inc. 144A, 5.375%, 1/15/29	13,000	9,003
144A, 9.875%, 8/15/30	23,000	22,759
ModivCare, Inc., 144A, 5.875%, 11/15/25	13,000	12,348
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	36,000	33,703
Team Health Holdings, Inc., 144A, 6.375%, 2/1/25	20,000	15,424
Tenet Healthcare Corp., 6.125%, 10/1/28	73,000	70,270

(Cost $619,191)		531,122

Household Products/Wares — 0.2%
Central Garden & Pet Co., 144A, 4.125%, 4/30/31	10,000	8,499
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	13,000	10,904

(Cost $22,777)		19,403

Pharmaceuticals — 3.5%
AdaptHealth LLC 144A, 4.625%, 8/1/29	11,000	8,979
144A, 5.125%, 3/1/30	16,000	13,139
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	22,000	20,073
144A, 8.50%, 1/31/27	20,000	11,149
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	49,000	44,179
144A, 9.00%, 12/15/25	28,000	25,654
144A, 6.125%, 2/1/27	26,000	17,122
144A, 5.75%, 8/15/27	13,000	8,154
144A, 5.00%, 1/30/28	7,000	3,050
144A, 4.875%, 6/1/28	37,000	21,990
144A, 11.00%, 9/30/28	52,000	37,255
144A, 5.00%, 2/15/29	15,000	6,293
144A, 6.25%, 2/15/29	23,000	10,088
144A, 5.25%, 1/30/30	24,000	10,157
144A, 5.25%, 2/15/31	11,000	4,639
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	13,000	11,784
Grifols SA, 144A, 4.75%, 10/15/28	19,000	16,687
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A, 7.875%, 9/1/25	20,000	19,264
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	16,000	11,980
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A, 10.00%, 4/15/25 (a)	10,000	7,916

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Pharmaceuticals (Continued)
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A, 5.125%, 4/30/31	$55,000	$46,885
Owens & Minor, Inc. 144A, 4.50%, 3/31/29	11,000	9,333
144A, 6.625%, 4/1/30	16,000	14,571
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	34,000	33,994

(Cost $530,549)		414,335

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Benteler International AG, 144A, 10.50%, 5/15/28
(Cost $15,264)	15,000	15,069

Energy — 12.8%
Oil & Gas — 5.5%
Baytex Energy Corp. 144A, 8.75%, 4/1/27	12,000	12,293
144A, 8.50%, 4/30/30	20,000	20,293
Callon Petroleum Co. 144A, 8.00%, 8/1/28	17,000	17,254
144A, 7.50%, 6/15/30	15,000	14,843
Civitas Resources, Inc. 144A, 8.375%, 7/1/28	35,000	36,181
144A, 8.75%, 7/1/31	40,000	41,362
CNX Resources Corp. 144A, 6.00%, 1/15/29	13,000	12,392
144A, 7.375%, 1/15/31	11,000	10,991
Comstock Resources, Inc. 144A, 6.75%, 3/1/29	32,000	29,967
144A, 5.875%, 1/15/30	28,000	24,742
Crescent Energy Finance LLC 144A, 7.25%, 5/1/26	20,000	19,720
144A, 9.25%, 2/15/28	22,000	22,525
CVR Energy, Inc.
144A, 5.25%, 2/15/25	15,000	14,564
144A, 5.75%, 2/15/28	11,000	10,026
Earthstone Energy Holdings LLC 144A, 8.00%, 4/15/27	15,000	15,314
144A, 9.875%, 7/15/31	14,000	15,362
Energean PLC,144A, 6.50%, 4/30/27	16,000	14,709
Kosmos Energy Ltd. 144A, 7.125%, 4/4/26	22,000	20,209
144A, 7.75%, 5/1/27	14,000	12,624
144A, 7.50%, 3/1/28	10,000	8,845
Leviathan Bond Ltd. 144A, REGS, 6.125%, 6/30/25	16,000	15,700
144A, REGS, 6.50%, 6/30/27	25,000	24,250
144A, REGS, 6.75%, 6/30/30	14,000	13,162
Northern Oil and Gas, Inc. 144A, 8.125%, 3/1/28	19,000	19,063
144A, 8.75%, 6/15/31	20,000	20,455
Parkland Corp. 144A, 4.50%, 10/1/29	33,000	29,108
144A, 4.625%, 5/1/30	21,000	18,536

	Principal Amount	Value
Oil & Gas (Continued)
PBF Holding Co. LLC / PBF Finance Corp. 6.00%, 2/15/28	$19,000	$17,976
144A, 7.875%, 9/15/30	20,000	19,921
SM Energy Co. 6.75%, 9/15/26	12,000	11,960
6.625%, 1/15/27	11,000	10,872
6.50%, 7/15/28	11,000	10,762
Transocean, Inc. 144A, 7.50%, 1/15/26	15,000	14,774
144A, 11.50%, 1/30/27	18,000	18,975
144A, 8.00%, 2/1/27	14,000	13,664
Tullow Oil PLC, 144A, 7.00%, 3/1/25	16,000	11,057
Vital Energy, Inc., 9.50%, 1/15/25	15,000	15,090

(Cost $646,427)		659,541

Oil & Gas Services — 1.1%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	16,000	15,745
144A, 6.25%, 4/1/28	21,000	20,066
CGG SA, 144A, 8.75%, 4/1/27	16,000	13,784
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	19,000	18,803
6.875%, 9/1/27	19,000	18,539
Weatherford International Ltd., 144A, 8.625%, 4/30/30	41,000	41,982

(Cost $132,910)		128,919

Pipelines — 6.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 5.75%, 3/1/27	18,000	17,462
144A, 5.75%, 1/15/28	17,000	16,295
Buckeye Partners LP 3.95%, 12/1/26	15,000	13,849
144A, 4.50%, 3/1/28	13,000	11,809
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 144A, 5.625%, 5/1/27	15,000	14,489
144A, 6.00%, 2/1/29	29,000	28,500
144A, 8.00%, 4/1/29	13,000	13,445
144A, 7.375%, 2/1/31	10,000	10,261
EQM Midstream Partners LP 144A, 7.50%, 6/1/27	13,000	13,131
144A, 6.50%, 7/1/27	24,000	23,868
5.50%, 7/15/28	25,000	23,909
144A, 4.50%, 1/15/29	21,000	19,054
144A, 7.50%, 6/1/30	13,000	13,345
144A, 4.75%, 1/15/31	32,000	28,312
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	14,000	13,804

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Pipelines (Continued)
8.00%, 1/15/27	$25,000	$24,669
7.75%, 2/1/28	28,000	27,263
8.875%, 4/15/30	10,000	9,969
ITT Holdings LLC, 144A, 6.50%, 8/1/29	31,000	28,007
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	32,000	30,960
144A, 6.50%, 9/30/26	43,000	39,971
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	60,000	59,681
NuStar Logistics LP 6.00%, 6/1/26	15,000	14,717
5.625%, 4/28/27	15,000	14,564
6.375%, 10/1/30	10,000	9,635
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 9.00%, 10/15/26	22,000	21,250
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	15,000	15,018
144A, 6.00%, 3/1/27	11,000	10,542
144A, 5.50%, 1/15/28	22,000	20,417
144A, 6.00%, 12/31/30	19,000	17,015
144A, 6.00%, 9/1/31	14,000	12,447
Venture Global LNG, Inc. 144A, 8.125%, 6/1/28	63,000	63,606
144A, 8.375%, 6/1/31	63,000	63,603

(Cost $770,213)		744,867

Financial — 11.2%
Banks — 0.3%
Freedom Mortgage Corp. 144A, 8.25%, 4/15/25	14,000	13,809
144A, 7.625%, 5/1/26	15,000	13,813
144A, 6.625%, 1/15/27	14,000	12,269

(Cost $40,805)		39,891

Diversified Financial Services — 4.3%
Burford Capital Global Finance LLC, 144A, 9.25%, 7/1/31	11,000	11,137
Coinbase Global, Inc. 144A, 3.375%, 10/1/28	30,000	22,100
144A, 3.625%, 10/1/31	24,000	16,183
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	20,000	7,970
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	26,000	22,227
LD Holdings Group LLC 144A, 6.50%, 11/1/25	11,000	9,259
144A, 6.125%, 4/1/28	16,000	10,431
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/28	15,000	15,311
Nationstar Mortgage Holdings, Inc. 144A, 5.50%, 8/15/28	25,000	22,685
144A, 5.125%, 12/15/30	19,000	16,122
144A, 5.75%, 11/15/31	16,000	13,728

	Principal Amount	Value
Diversified Financial Services (Continued)
Navient Corp. 5.00%, 3/15/27	$19,000	$17,306
4.875%, 3/15/28	13,000	11,335
5.50%, 3/15/29	22,000	18,828
9.375%, 7/25/30	15,000	15,083
NFP Corp., 144A, 6.875%, 8/15/28	59,000	52,063
OneMain Finance Corp. 7.125%, 3/15/26	45,000	44,318
6.625%, 1/15/28	25,000	23,403
3.875%, 9/15/28	15,000	12,316
9.00%, 1/15/29	10,000	10,147
5.375%, 11/15/29	22,000	19,056
4.00%, 9/15/30	22,000	17,157
Osaic Holdings, Inc., 144A, 10.75%, 8/1/27	15,000	15,089
PennyMac Financial Services, Inc. 144A, 4.25%, 2/15/29	17,000	14,087
144A, 5.75%, 9/15/31	13,000	10,942
PRA Group, Inc., 144A, 8.375%, 2/1/28	10,000	9,136
Synchrony Financial, 7.25%, 2/2/33	20,000	18,415
United Wholesale Mortgage LLC 144A, 5.75%, 6/15/27	11,000	10,145
144A, 5.50%, 4/15/29	29,000	25,186

(Cost $566,744)		511,165

Insurance — 0.9%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	32,000	30,958
144A, 10.125%, 8/1/26	5,000	5,164
144A, 6.00%, 8/1/29	13,000	11,305
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 6.75%, 10/15/27	38,000	35,959
144A, 5.875%, 11/1/29	12,000	10,520
AssuredPartners, Inc., 144A, 5.625%, 1/15/29	14,000	12,178

(Cost $109,461)		106,084

Real Estate — 0.9%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 144A, 7.00%, 4/15/30	23,200	20,827
Cushman & Wakefield US Borrower LLC 144A, 6.75%, 5/15/28	20,000	19,061
144A, 8.875%, 9/1/31	10,000	10,094
Kennedy-Wilson, Inc. 4.75%, 3/1/29	17,000	13,676
4.75%, 2/1/30	12,000	9,252
5.00%, 3/1/31	24,000	18,185
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 5.75%, 1/15/29	24,000	17,304
144A, 5.25%, 4/15/30	2,000	1,390

(Cost $130,848)		109,789

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Real Estate Investment Trusts — 3.7%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26	$28,000	$25,726
144A, 4.50%, 4/1/27	19,000	15,892
Diversified Healthcare Trust 9.75%, 6/15/25	25,000	24,610
4.75%, 2/15/28	13,000	9,944
4.375%, 3/1/31	10,000	7,555
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 144A, 4.25%, 2/1/27	15,000	13,575
144A, 4.75%, 6/15/29	17,000	14,310
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	10,000	8,509
5.00%, 10/15/27	41,000	32,439
4.625%, 8/1/29	29,000	20,991
3.50%, 3/15/31	34,000	22,113
Office Properties Income Trust 4.50%, 2/1/25	20,000	17,864
3.45%, 10/15/31	12,000	6,103
Service Properties Trust 7.50%, 9/15/25	26,000	25,715
4.75%, 10/1/26	15,000	13,039
4.95%, 2/15/27	21,000	18,201
5.50%, 12/15/27	16,000	14,177
3.95%, 1/15/28	7,000	5,578
4.95%, 10/1/29	3,000	2,369
4.375%, 2/15/30	10,000	7,612
Starwood Property Trust, Inc. 144A, 3.625%, 7/15/26	15,000	13,437
144A, 4.375%, 1/15/27	10,000	8,941
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 6.00%, 1/15/30	20,000	13,231
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 10.50%, 2/15/28	73,000	72,903
144A, 4.75%, 4/15/28	15,000	12,653
144A, 6.50%, 2/15/29	28,000	19,137

(Cost $483,199)		446,624

Venture Capital — 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	31,000	29,997
6.375%, 12/15/25	25,000	23,864
6.25%, 5/15/26	30,000	27,856
5.25%, 5/15/27	35,000	30,750
4.375%, 2/1/29	25,000	19,759

(Cost $128,544)		132,226

Industrial — 6.5%
Aerospace/Defense — 2.1%
Bombardier, Inc. 144A, 7.125%, 6/15/26	31,000	30,507
144A, 7.875%, 4/15/27	55,000	54,956
144A, 6.00%, 2/15/28	20,000	18,713

	Principal Amount	Value
Aerospace/Defense (Continued)
144A, 7.50%, 2/1/29	$26,000	$25,496
Spirit AeroSystems, Inc. 144A, 7.50%, 4/15/25	31,000	30,714
4.60%, 6/15/28	21,000	17,037
144A, 9.375%, 11/30/29	25,000	25,979
Triumph Group, Inc. 7.75%, 8/15/25	11,000	10,367
144A, 9.00%, 3/15/28	35,000	35,141

(Cost $256,927)		248,910

Building Materials — 0.3%
Smyrna Ready Mix Concrete LLC, 144A, 6.00%, 11/1/28
(Cost $36,052)	36,000	34,604

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	15,000	13,274
144A, 4.375%, 3/31/29	21,000	18,010

(Cost $34,520)		31,284

Engineering & Construction — 0.5%
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/30	40,000	41,301
IHS Holding Ltd. 144A, 5.625%, 11/29/26	7,000	6,046
144A, 6.25%, 11/29/28	20,000	16,163

(Cost $64,114)		63,510

Environmental Control — 0.0%
Covanta Holding Corp., 5.00%, 9/1/30
(Cost $8,299)	8,000	6,792

Machinery-Diversified — 0.5%
SPX FLOW, Inc., 144A, 8.75%, 4/1/30	14,000	13,273
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	10,000	9,278
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	46,000	43,159

(Cost $69,010)		65,710

Miscellaneous Manufacturing — 0.1%
Trinity Industries, Inc., 144A, 7.75%, 7/15/28
(Cost $10,183)	10,000	10,181

Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 4.00%, 9/1/29	28,000	22,788
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 8/15/27	34,000	28,958
144A, 5.25%, 8/15/27	20,000	17,034
LABL, Inc. 144A, 6.75%, 7/15/26	21,000	20,549
144A, 10.50%, 7/15/27	22,000	21,083

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Packaging & Containers (Continued)
144A, 5.875%, 11/1/28	$13,000	$11,779
144A, 8.25%, 11/1/29	11,000	9,207
Mauser Packaging Solutions Holding Co. 144A, 7.875%, 8/15/26	70,000	68,997
144A, 9.25%, 4/15/27	38,000	34,488
Owens-Brockway Glass Container, Inc. 144A, 6.625%, 5/13/27	16,000	15,830
144A, 7.25%, 5/15/31	20,000	20,077

(Cost $290,243)		270,790

Transportation — 0.4%
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/28	18,000	16,277
Seaspan Corp., 144A, 5.50%, 8/1/29	21,000	16,352
XPO, Inc., 144A, 7.125%, 6/1/31	12,000	12,074

(Cost $47,437)		44,703

Technology — 4.1%
Computers — 1.1%
McAfee Corp., 144A, 7.375%, 2/15/30	55,000	48,142
NCR Corp. 144A, 5.125%, 4/15/29	30,000	27,317
144A, 5.25%, 10/1/30	11,000	9,879
Presidio Holdings, Inc., 144A, 8.25%, 2/1/28	15,000	14,548
Seagate HDD Cayman 144A, 8.50%, 7/15/31	15,000	15,732
144A, 9.625%, 12/1/32	15,600	17,297

(Cost $142,428)		132,915

Office/Business Equipment — 0.3%
Xerox Holdings Corp. 144A, 5.00%, 8/15/25	19,000	18,145
144A, 5.50%, 8/15/28	19,000	16,541

(Cost $35,964)		34,686

Semiconductors — 0.1%
ams-OSRAM AG, 144A, 7.00%, 7/31/25
(Cost $11,279)	11,000	10,096

Software — 2.6%
Alteryx, Inc., 144A, 8.75%, 3/15/28	15,000	14,488
AthenaHealth Group, Inc., 144A, 6.50%, 2/15/30	69,000	59,993
Clarivate Science Holdings Corp., 144A, 4.875%, 7/1/29	23,000	20,070
Cloud Software Group, Inc. 144A, 6.50%, 3/31/29	112,000	100,279
144A, 9.00%, 9/30/29	104,000	92,965
MicroStrategy, Inc., 144A, 6.125%, 6/15/28	16,000	14,339
RingCentral, Inc., 144A, 8.50%, 8/15/30	13,000	12,802

(Cost $318,344)		314,936

	Principal Amount	Value
Utilities — 2.5%
Electric — 2.1%
Calpine Corp. 144A, 5.125%, 3/15/28	$37,000	$33,732
144A, 4.625%, 2/1/29	19,000	16,552
144A, 5.00%, 2/1/31	23,000	19,460
Drax Finco PLC, 144A, 6.625%, 11/1/25	15,000	14,764
NRG Energy, Inc. 5.75%, 1/15/28	21,000	19,869
144A, 3.375%, 2/15/29	15,000	12,379
144A, 5.25%, 6/15/29	20,000	17,987
144A, 3.625%, 2/15/31	30,000	23,431
PG&E Corp. 5.00%, 7/1/28	35,000	32,232
5.25%, 7/1/30	22,000	19,606
Talen Energy Supply LLC, 144A, 8.625%, 6/1/30	30,000	31,269
TransAlta Corp., 7.75%, 11/15/29	10,000	10,337

(Cost $274,198)		251,618

Gas — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.875%, 8/20/26	18,000	17,091
5.75%, 5/20/27	18,000	16,667
144A, 9.375%, 6/1/28	10,000	10,259

(Cost $45,085)		44,017

TOTAL CORPORATE BONDS (Cost $12,857,810)		11,649,608

	Number of Shares
CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $203,368)	203,368	203,368

TOTAL INVESTMENTS — 98.9% (Cost $13,061,178)		$11,852,976
Other assets and liabilities, net — 1.1%		126,081

NET ASSETS — 100.0%		$11,979,057

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2023

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 5.27% (b)(c)
263,774	—	(263,774	)(d)	—	—	8,240	—	—	—

CASH EQUIVALENTS —1.7%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
35,828	1,832,392	(1,664,852)		—	—	6,318	—	203,368	203,368

299,602	1,832,392	(1,928,626)		—	—	14,558	—	203,368	203,368

(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$11,649,608	$—	$11,649,608
Short-Term Investments (a)	203,368	—	—	203,368

TOTAL	$203,368	$11,649,608	$—	$11,852,976

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

August 31, 2023

	Principal Amount	Value
CORPORATE BONDS — 98.3%
Basic Materials — 3.5%
Chemicals — 1.7%
Ashland, Inc., 144A, 3.375%, 9/1/31	$241,000	$192,901
Avient Corp. 144A, 5.75%, 5/15/25	348,000	343,705
144A, 7.125%, 8/1/30	388,000	387,899
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	375,000	318,386
Methanex Corp. 5.125%, 10/15/27	375,000	352,108
5.25%, 12/15/29	360,000	328,271
Olin Corp. 5.125%, 9/15/27	268,000	256,848
5.625%, 8/1/29	359,000	343,941
5.00%, 2/1/30	276,000	252,641
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/28	589,000	530,062
Valvoline, Inc. 144A, 4.25%, 2/15/30	322,000	316,813
144A, 3.625%, 6/15/31	287,000	228,416

(Cost $4,067,473)		3,851,991

Iron/Steel — 0.6%
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	444,000	444,637
5.875%, 6/1/27	297,000	286,366
144A, 6.75%, 4/15/30	402,000	383,714
United States Steel Corp., 6.875%, 3/1/29	255,000	254,248

(Cost $1,404,965)		1,368,965

Mining — 1.2%
FMG Resources August 2006 Pty Ltd. 144A, 4.50%, 9/15/27	322,000	297,454
144A, 5.875%, 4/15/30	375,000	348,497
144A, 4.375%, 4/1/31	804,000	674,532
144A, 6.125%, 4/15/32	409,000	380,951
Hudbay Minerals, Inc., 144A, 4.50%, 4/1/26	305,000	288,122
Nexa Resources SA 144A, 5.375%, 5/4/27	375,000	352,943
144A, 6.50%, 1/18/28	268,000	259,925

(Cost $2,794,456)		2,602,424

Communications — 10.8%
Advertising — 0.4%
Lamar Media Corp. 3.75%, 2/15/28	319,000	290,832
4.00%, 2/15/30	295,000	258,390
3.625%, 1/15/31	295,000	246,591
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 6.25%, 6/15/25	214,000	210,501

(Cost $1,128,004)		1,006,314

	Principal Amount	Value
Internet — 3.0%
Gen Digital, Inc. 144A, 5.00%, 4/15/25	$589,000	$577,956
144A, 6.75%, 9/30/27	482,000	483,074
144A, 7.125%, 9/30/30	322,000	324,322
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	322,000	308,629
144A, 3.50%, 3/1/29	429,000	369,108
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	226,000	212,368
144A, 4.625%, 6/1/28	268,000	247,503
144A, 4.125%, 8/1/30	268,000	230,086
144A, 3.625%, 10/1/31	268,000	218,718
MercadoLibre, Inc. 2.375%, 1/14/26	214,000	196,293
3.125%, 1/14/31	351,000	281,105
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	472,000	476,921
144A, 8.00%, 11/1/26	804,000	819,345
144A, 7.50%, 9/15/27	643,000	656,062
144A, 6.25%, 1/15/28	268,000	265,616
144A, 4.50%, 8/15/29	804,000	737,685
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	247,000	212,675

(Cost $6,854,548)		6,617,466

Media — 6.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.50%, 5/1/26	301,000	294,231
144A, 5.125%, 5/1/27	1,521,000	1,434,341
144A, 5.00%, 2/1/28	1,340,000	1,236,042
144A, 5.375%, 6/1/29	702,000	640,282
144A, 6.375%, 9/1/29	702,000	665,253
144A, 4.75%, 3/1/30	1,427,000	1,231,009
144A, 4.50%, 8/15/30	1,286,000	1,083,233
144A, 4.25%, 2/1/31	1,404,000	1,152,830
News Corp. 144A, 3.875%, 5/15/29	536,000	471,198
144A, 5.125%, 2/15/32	268,000	242,781
Nexstar Media, Inc., 144A, 5.625%, 7/15/27	918,000	863,716
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	536,000	484,115
144A, 5.00%, 8/1/27	804,000	742,574
144A, 4.00%, 7/15/28	1,052,000	910,981
TEGNA, Inc., 144A, 4.75%, 3/15/26	295,000	281,354
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	600,000	551,400
Univision Communications, Inc., 144A, 5.125%, 2/15/25	588,000	580,444
Videotron Ltd. 144A, 5.125%, 4/15/27	322,000	308,605
144A, 3.625%, 6/15/29	268,000	230,389
Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	764,000	698,926

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Media (Continued)
144A, 4.50%, 8/15/30	$490,000	$414,177

(Cost $15,804,043)		14,517,881

Telecommunications — 0.9%
Level 3 Financing, Inc. 144A, 3.40%, 3/1/27	405,000	374,037
144A, 3.875%, 11/15/29	400,000	353,671
Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	723,000	592,295
144A, 4.75%, 7/15/31	730,000	610,268

(Cost $2,037,881)		1,930,271

Consumer, Cyclical — 27.4%
Airlines — 2.3%
Air Canada, 144A, 3.875%, 8/15/26	643,000	594,452
American Airlines, Inc., 144A, 11.75%, 7/15/25	1,030,000	1,128,257
Delta Air Lines, Inc. 2.90%, 10/28/24	482,000	467,365
7.375%, 1/15/26	432,000	444,770
4.375%, 4/19/28	220,000	206,604
3.75%, 10/28/29	254,000	225,590
United Airlines, Inc. 144A, 4.375%, 4/15/26	1,072,000	1,010,658
144A, 4.625%, 4/15/29	1,047,000	932,285

(Cost $5,270,521)		5,009,981

Apparel — 0.1%
Levi Strauss & Co., 144A, 3.50%, 3/1/31
(Cost $228,264)	268,000	217,999

Auto Manufacturers — 4.5%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	214,000	201,085
144A, 5.875%, 6/1/29	268,000	259,141
144A, 3.75%, 1/30/31	536,000	448,252
Ford Motor Co. 4.346%, 12/8/26	804,000	776,837
3.25%, 2/12/32	1,340,000	1,047,137
6.10%, 8/19/32	938,000	897,261
Ford Motor Credit Co. LLC 4.063%, 11/1/24	413,000	400,487
2.30%, 2/10/25	344,000	323,515
4.687%, 6/9/25	165,000	158,978
5.125%, 6/16/25	482,000	469,665
4.134%, 8/4/25	385,000	367,037
3.375%, 11/13/25	578,000	538,798
GMTN, 4.389%, 1/8/26	330,000	311,810
6.95%, 3/6/26	358,000	359,260
4.542%, 8/1/26	207,000	195,334
2.70%, 8/10/26	413,000	369,787
4.271%, 1/9/27	248,000	229,516
4.95%, 5/28/27	413,000	387,847
4.125%, 8/17/27	344,000	312,716
3.815%, 11/2/27	207,000	184,323

	Principal Amount	Value
Auto Manufacturers (Continued)
7.35%, 11/4/27	$413,000	$421,644
2.90%, 2/16/28	207,000	176,835
2.90%, 2/10/29	219,000	180,951
5.113%, 5/3/29	409,000	376,614
4.00%, 11/13/30	450,000	381,163
3.625%, 6/17/31	275,000	223,057

(Cost $11,154,660)		9,999,050

Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd. 144A, 4.875%, 8/15/26	426,000	410,042
144A, 7.00%, 4/15/28	268,000	271,016
144A, 8.25%, 4/15/31	268,000	274,999
Clarios Global LP, 144A, 6.75%, 5/15/25	250,000	250,127
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26	481,000	476,780
144A, 6.75%, 5/15/28	402,000	401,321
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	376,000	384,328
5.00%, 5/31/26	482,000	465,645
4.875%, 3/15/27	375,000	353,094
ZF North America Capital, Inc. 144A, 4.75%, 4/29/25	577,000	561,127
144A, 6.875%, 4/14/28	322,000	320,683
144A, 7.125%, 4/14/30	322,000	326,555

(Cost $4,593,046)		4,495,717

Distribution/Wholesale — 0.8%
American Builders & Contractors Supply Co., Inc. 144A, 4.00%, 1/15/28	375,000	339,823
144A, 3.875%, 11/15/29	214,000	184,684
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	670,000	585,602
Ritchie Bros Holdings, Inc. 144A, 6.75%, 3/15/28	295,000	296,872
144A, 7.75%, 3/15/31	429,000	441,409

(Cost $1,939,584)		1,848,390

Entertainment — 5.4%
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	1,772,000	1,759,832
144A, 8.125%, 7/1/27	863,000	877,050
144A, 7.00%, 2/15/30	1,072,000	1,077,266
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	530,000	530,857
CDI Escrow Issuer, Inc., 144A, 5.75%, 4/1/30	643,000	598,740
Cedar Fair LP, 5.25%, 7/15/29	268,000	241,586
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	536,000	532,235
5.375%, 4/15/27	268,000	253,614
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	322,000	310,526

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Entertainment (Continued)
144A, 4.75%, 1/15/28	$375,000	$346,250
144A, 6.75%, 5/1/31	322,000	314,687
International Game Technology PLC 144A, 6.50%, 2/15/25	268,000	268,472
144A, 4.125%, 4/15/26	402,000	381,982
144A, 6.25%, 1/15/27	402,000	398,424
144A, 5.25%, 1/15/29	402,000	378,399
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	308,000	302,791
144A, 6.50%, 5/15/27	643,000	644,077
144A, 4.75%, 10/15/27	509,000	474,643
144A, 3.75%, 1/15/28	268,000	239,262
Six Flags Entertainment Corp., 144A, 5.50%, 4/15/27	268,000	252,496
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	322,000	321,160
WMG Acquisition Corp. 144A, 3.75%, 12/1/29	289,000	250,792
144A, 3.875%, 7/15/30	287,000	249,306
144A, 3.00%, 2/15/31	409,000	333,703
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 5.125%, 10/1/29	402,000	360,224
144A, 7.125%, 2/15/31	311,000	305,609

(Cost $12,577,937)		12,003,983

Food Service — 0.7%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	296,000	292,641
144A, 6.375%, 5/1/25	787,000	789,150
144A, 5.00%, 2/1/28	616,000	575,249

(Cost $1,687,023)		1,657,040

Home Builders — 0.5%
Meritage Homes Corp. 6.00%, 6/1/25	245,000	244,095
144A, 3.875%, 4/15/29	236,000	206,194
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	268,000	263,592
144A, 5.75%, 1/15/28	250,000	241,397
144A, 5.125%, 8/1/30	248,000	227,692

(Cost $1,270,506)		1,182,970

Home Furnishings — 0.2%
Tempur Sealy International, Inc., 144A, 4.00%, 4/15/29
(Cost $438,962)	429,000	368,857

Leisure Time — 2.5%
Carnival Corp. 144A, 9.875%, 8/1/27	446,000	471,335
144A, 4.00%, 8/1/28	1,289,000	1,154,476
144A, 7.00%, 8/15/29	250,000	253,885
Carnival Holdings Bermuda Ltd., 144A, 10.375%, 5/1/28	1,088,000	1,184,282
Life Time, Inc., 144A, 5.75%, 1/15/26	496,000	484,341

	Principal Amount	Value
Leisure Time (Continued)
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	$303,000	$290,495
144A, 5.875%, 2/15/27	536,000	519,699
Royal Caribbean Cruises Ltd. 144A, 11.50%, 6/1/25	330,000	349,012
144A, 8.25%, 1/15/29	496,000	518,825
144A, 7.25%, 1/15/30	375,000	380,543

(Cost $5,608,244)		5,606,893

Lodging — 4.0%
Boyd Gaming Corp. 4.75%, 12/1/27	536,000	502,933
144A, 4.75%, 6/15/31	482,000	425,028
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	268,000	265,732
144A, 5.75%, 5/1/28	268,000	263,169
144A, 3.75%, 5/1/29	429,000	378,290
4.875%, 1/15/30	536,000	500,516
144A, 4.00%, 5/1/31	589,000	511,953
144A, 3.625%, 2/15/32	784,000	652,025
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	455,000	403,802
144A, 4.875%, 7/1/31	268,000	226,219
Las Vegas Sands Corp. 2.90%, 6/25/25	268,000	253,019
3.50%, 8/18/26	536,000	497,823
3.90%, 8/8/29	402,000	353,765
MGM Resorts International 6.75%, 5/1/25	386,000	386,980
5.75%, 6/15/25	362,000	357,358
4.625%, 9/1/26	214,000	201,753
5.50%, 4/15/27	362,000	346,203
4.75%, 10/15/28	402,000	365,186
Station Casinos LLC, 144A, 4.50%, 2/15/28	370,000	331,483
Travel + Leisure Co. 144A, 6.625%, 7/31/26	348,000	343,550
6.00%, 4/1/27	214,000	207,839
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 5.50%, 3/1/25	705,000	697,102
144A, 5.25%, 5/15/27	483,000	457,561

(Cost $9,378,263)		8,929,289

Retail — 4.4%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	268,000	266,227
144A, 3.875%, 1/15/28	831,000	756,542
144A, 4.375%, 1/15/28	402,000	369,411
144A, 3.50%, 2/15/29	402,000	352,340
144A, 4.00%, 10/15/30	1,534,000	1,300,457
Asbury Automotive Group, Inc. 4.50%, 3/1/28	217,000	198,128
144A, 4.625%, 11/15/29	409,000	361,246
4.75%, 3/1/30	238,000	209,225

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Retail (Continued)
Bath & Body Works, Inc., 5.25%, 2/1/28	$268,000	$257,359
Beacon Roofing Supply, Inc., 144A, 6.50%, 8/1/30	300,000	296,700
FirstCash, Inc. 144A, 4.625%, 9/1/28	268,000	238,631
144A, 5.625%, 1/1/30	295,000	268,122
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	214,000	197,843
144A, 3.875%, 6/1/29	409,000	351,549
144A, 4.375%, 1/15/31	295,000	251,252
Macy’s Retail Holdings LLC 144A, 5.875%, 3/15/30	228,000	199,705
144A, 6.125%, 3/15/32	228,000	195,715
Murphy Oil USA, Inc. 4.75%, 9/15/29	268,000	246,155
144A, 3.75%, 2/15/31	268,000	225,683
Penske Automotive Group, Inc. 3.50%, 9/1/25	295,000	281,470
3.75%, 6/15/29	268,000	229,955
PetSmart, Inc. / PetSmart Finance Corp., 144A, 4.75%, 2/15/28	643,000	577,382
SRS Distribution, Inc., 144A, 4.625%, 7/1/28	348,000	310,137
Yum! Brands, Inc. 144A, 4.75%, 1/15/30	429,000	395,451
3.625%, 3/15/31	543,000	460,966
4.625%, 1/31/32	589,000	527,542
5.375%, 4/1/32	536,000	503,285

(Cost $10,635,180)		9,828,478

Consumer, Non-cyclical — 19.6%
Agriculture — 0.3%
Darling Ingredients, Inc. 144A, 5.25%, 4/15/27	268,000	260,743
144A, 6.00%, 6/15/30	536,000	524,143

(Cost $814,283)		784,886

Commercial Services — 4.8%
ADT Security Corp., 144A, 4.125%, 8/1/29	536,000	468,552
APX Group, Inc., 144A, 6.75%, 2/15/27	322,000	311,913
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 4.75%, 4/1/28	268,000	243,935
144A, 5.375%, 3/1/29	322,000	295,897
Block, Inc. 2.75%, 6/1/26	536,000	487,933
3.50%, 6/1/31	536,000	439,991
Brink’s Co. 144A, 5.50%, 7/15/25	214,000	210,619
144A, 4.625%, 10/15/27	322,000	299,754
Gartner, Inc. 144A, 4.50%, 7/1/28	409,000	381,726
144A, 3.625%, 6/15/29	322,000	283,130
144A, 3.75%, 10/1/30	429,000	370,843

	Principal Amount	Value
Commercial Services (Continued)
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	$643,000	$617,785
Hertz Corp., 144A, 4.625%, 12/1/26	268,000	242,886
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.75%, 4/15/26	703,000	690,523
144A, 3.375%, 8/31/27	536,000	477,194
Service Corp. International 4.625%, 12/15/27	275,000	258,747
5.125%, 6/1/29	402,000	379,388
3.375%, 8/15/30	455,000	377,785
4.00%, 5/15/31	429,000	364,114
United Rentals North America, Inc. 5.50%, 5/15/27	268,000	262,864
3.875%, 11/15/27	402,000	372,675
4.875%, 1/15/28	894,000	851,478
5.25%, 1/15/30	402,000	382,459
4.00%, 7/15/30	367,000	322,103
3.875%, 2/15/31	589,000	504,303
3.75%, 1/15/32	402,000	338,412
Williams Scotsman International, Inc. 144A, 6.125%, 6/15/25	282,000	279,751
144A, 4.625%, 8/15/28	268,000	244,791

(Cost $11,683,339)		10,761,551

Cosmetics/Personal Care — 0.6%
Coty, Inc., 144A, 5.00%, 4/15/26	482,000	463,771
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 144A, 6.625%, 7/15/30	400,000	399,654
Edgewell Personal Care Co., 144A, 5.50%, 6/1/28	402,000	379,251

(Cost $1,283,749)		1,242,676

Food — 3.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	402,000	373,889
144A, 7.50%, 3/15/26	322,000	327,012
144A, 4.625%, 1/15/27	723,000	684,679
144A, 5.875%, 2/15/28	402,000	390,518
144A, 6.50%, 2/15/28	402,000	400,560
144A, 3.50%, 3/15/29	723,000	625,994
144A, 4.875%, 2/15/30	516,000	473,938
Lamb Weston Holdings, Inc. 144A, 4.875%, 5/15/28	268,000	253,360
144A, 4.125%, 1/31/30	520,000	457,775
144A, 4.375%, 1/31/32	360,000	312,790
Performance Food Group, Inc. 144A, 5.50%, 10/15/27	568,000	547,511
144A, 4.25%, 8/1/29	536,000	472,192
Pilgrim’s Pride Corp. 144A, 5.875%, 9/30/27	455,000	450,315
3.50%, 3/1/32	462,000	372,469
6.25%, 7/1/33	536,000	532,644

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Food (Continued)
Post Holdings, Inc. 144A, 5.75%, 3/1/27	$246,000	$240,655
144A, 5.625%, 1/15/28	504,000	483,873
US Foods, Inc. 144A, 6.25%, 4/15/25	497,000	498,742
144A, 4.75%, 2/15/29	482,000	439,930
144A, 4.625%, 6/1/30	268,000	238,445

(Cost $9,010,582)		8,577,291

Healthcare-Products — 2.5%
Avantor Funding, Inc. 144A, 4.625%, 7/15/28	816,000	758,257
144A, 3.875%, 11/1/29	429,000	376,653
Hologic, Inc. 144A, 4.625%, 2/1/28	214,000	201,343
144A, 3.25%, 2/15/29	509,000	442,533
Medline Borrower LP 144A, 3.875%, 4/1/29	2,391,000	2,083,066
144A, 5.25%, 10/1/29	1,325,000	1,177,994
Teleflex, Inc. 4.625%, 11/15/27	268,000	252,994
144A, 4.25%, 6/1/28	268,000	246,804

(Cost $5,742,478)		5,539,644

Healthcare-Services — 5.2%
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	268,000	250,504
144A, 3.125%, 2/15/29	295,000	248,532
144A, 3.50%, 4/1/30	348,000	292,968
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	268,000	246,285
144A, 3.75%, 3/15/29	268,000	236,793
144A, 4.00%, 3/15/31	268,000	231,678
Encompass Health Corp. 4.50%, 2/1/28	429,000	398,864
4.75%, 2/1/30	429,000	391,688
4.625%, 4/1/31	214,000	187,782
IQVIA, Inc. 144A, 5.00%, 10/15/26	563,000	544,375
144A, 5.00%, 5/15/27	589,000	567,567
144A, 6.50%, 5/15/30	268,000	269,773
Molina Healthcare, Inc. 144A, 4.375%, 6/15/28	429,000	394,121
144A, 3.875%, 11/15/30	328,000	280,391
144A, 3.875%, 5/15/32	402,000	333,799
Select Medical Corp., 144A, 6.25%, 8/15/26	630,000	624,634
Tenet Healthcare Corp. 4.875%, 1/1/26	1,125,000	1,089,678
6.25%, 2/1/27	804,000	792,450
5.125%, 11/1/27	804,000	761,413
4.625%, 6/15/28	322,000	296,799
4.25%, 6/1/29	750,000	669,771
4.375%, 1/15/30	777,000	691,031
6.125%, 6/15/30	1,032,000	1,001,287
144A, 6.75%, 5/15/31	723,000	720,208

(Cost $12,262,475)		11,522,391

	Principal Amount	Value
Household Products/Wares — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30
(Cost $245,766)	$268,000	$230,900

Pharmaceuticals — 2.3%
Jazz Securities DAC, 144A, 4.375%, 1/15/29	804,000	721,098
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A, 4.125%, 4/30/28	1,105,000	1,001,042
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	375,000	362,464
4.375%, 3/15/26	375,000	356,316
4.65%, 6/15/30	402,000	356,126
Prestige Brands, Inc. 144A, 5.125%, 1/15/28	214,000	203,033
144A, 3.75%, 4/1/31	322,000	266,745
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 1/31/25	228,000	229,563
3.15%, 10/1/26	1,780,000	1,611,299

(Cost $5,433,799)		5,107,686

Energy — 8.2%
Oil & Gas — 4.1%
Antero Resources Corp. 144A, 7.625%, 2/1/29	218,000	223,362
144A, 5.375%, 3/1/30	322,000	301,507
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	320,000	318,439
144A, 5.875%, 6/30/29	214,000	195,146
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	185,000	189,858
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	268,000	261,821
144A, 5.875%, 2/1/29	268,000	256,700
144A, 6.75%, 4/15/29	509,000	505,810
Civitas Resources, Inc., 144A, 5.00%, 10/15/26	214,000	202,362
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	483,000	474,982
Matador Resources Co. 5.875%, 9/15/26	375,000	366,094
144A, 6.875%, 4/15/28	268,000	267,820
MEG Energy Corp. 144A, 7.125%, 2/1/27	203,000	205,424
144A, 5.875%, 2/1/29	322,000	307,961
Murphy Oil Corp. 5.875%, 12/1/27	291,000	286,370
6.375%, 7/15/28	242,000	242,070
Parkland Corp., 144A, 5.875%, 7/15/27	268,000	259,143
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	358,000	358,346
Permian Resources Operating LLC, 144A, 5.875%, 7/1/29	375,000	362,014

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Oil & Gas (Continued)
Range Resources Corp. 4.875%, 5/15/25	$369,000	$361,044
8.25%, 1/15/29	322,000	334,579
144A, 4.75%, 2/15/30	268,000	242,268
Southwestern Energy Co. 5.375%, 2/1/29	373,000	354,367
5.375%, 3/15/30	643,000	601,683
4.75%, 2/1/32	596,000	528,588
Sunoco LP / Sunoco Finance Corp. 6.00%, 4/15/27	322,000	318,951
4.50%, 5/15/29	429,000	388,387
4.50%, 4/30/30	428,000	381,920

(Cost $9,353,139)		9,097,016

Pipelines — 4.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	295,000	300,047
144A, 5.375%, 6/15/29	402,000	376,761
Buckeye Partners LP 144A, 4.125%, 3/1/25	268,000	258,333
4.125%, 12/1/27	214,000	194,781
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	750,000	684,803
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	268,000	265,638
DT Midstream, Inc. 144A, 4.125%, 6/15/29	589,000	522,467
144A, 4.375%, 6/15/31	536,000	464,551
EnLink Midstream LLC 144A, 5.625%, 1/15/28	268,000	259,483
5.375%, 6/1/29	242,000	231,004
144A, 6.50%, 9/1/30	536,000	537,982
EnLink Midstream Partners LP 4.15%, 6/1/25	226,000	218,937
4.85%, 7/15/26	263,000	252,725
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	214,000	211,953
4.125%, 12/1/26	268,000	251,858
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	426,000	415,503
144A, 5.125%, 6/15/28	295,000	276,994
144A, 4.25%, 2/15/30	382,000	336,227
144A, 5.50%, 10/15/30	214,000	200,555
NuStar Logistics LP, 5.75%, 10/1/25	322,000	316,038
Rockies Express Pipeline LLC 144A, 3.60%, 5/15/25	214,000	202,053
144A, 4.95%, 7/15/29	295,000	270,425
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	670,000	580,257
144A, 6.25%, 1/15/30	536,000	522,617
144A, 4.125%, 8/15/31	645,000	547,774
144A, 3.875%, 11/1/33	670,000	544,844

(Cost $10,036,936)		9,244,610

	Principal Amount	Value
Financial — 9.1%
Diversified Financial Services — 2.7%
AG Issuer LLC, 144A, 6.25%, 3/1/28	$268,000	$257,021
AG TTMT Escrow Issuer LLC, 144A, 8.625%, 9/30/27	268,000	276,477
Nationstar Mortgage Holdings, Inc., 144A, 6.00%, 1/15/27	315,000	301,505
Navient Corp. 5.875%, 10/25/24	268,000	264,243
6.75%, 6/25/25	268,000	266,434
6.75%, 6/15/26	260,000	255,726
NFP Corp., 144A, 4.875%, 8/15/28	295,000	263,526
OneMain Finance Corp. 6.875%, 3/15/25	669,000	666,254
3.50%, 1/15/27	402,000	350,202
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25	337,000	326,486
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 144A, 2.875%, 10/15/26	616,000	548,086
144A, 3.625%, 3/1/29	402,000	342,670
144A, 3.875%, 3/1/31	650,000	530,923
144A, 4.00%, 10/15/33	455,000	360,498
SLM Corp. 4.20%, 10/29/25	268,000	252,295
3.125%, 11/2/26	268,000	238,793
United Wholesale Mortgage LLC, 144A, 5.50%, 11/15/25	429,000	412,908

(Cost $6,406,352)		5,914,047

Insurance — 1.8%
Acrisure LLC / Acrisure Finance, Inc., 144A, 4.25%, 2/15/29	375,000	324,680
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 4.25%, 10/15/27	402,000	365,395
144A, 6.75%, 4/15/28	670,000	660,718
AssuredPartners, Inc., 144A, 7.00%, 8/15/25	268,000	265,611
HUB International Ltd. 144A, 7.00%, 5/1/26	895,000	894,128
144A, 5.625%, 12/1/29	295,000	260,551
144A, 7.25%, 6/15/30	1,145,000	1,160,422

(Cost $3,956,953)		3,931,505

Real Estate — 0.4%
Howard Hughes Corp. 144A, 5.375%, 8/1/28	402,000	362,488
144A, 4.125%, 2/1/29	348,000	287,441
144A, 4.375%, 2/1/31	348,000	277,383

(Cost $1,080,736)		927,312

Real Estate Investment Trusts — 4.2%
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	214,000	210,228
144A, 3.375%, 6/15/26	536,000	481,710

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	$536,000	$503,828
144A, 5.25%, 3/15/28	442,000	414,821
144A, 5.00%, 7/15/28	268,000	248,478
144A, 7.00%, 2/15/29	536,000	535,093
144A, 4.875%, 9/15/29	536,000	484,821
144A, 5.25%, 7/15/30	667,000	601,691
144A, 4.50%, 2/15/31	589,000	506,558
144A, 5.625%, 7/15/32	322,000	289,255
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	348,000	348,709
144A, 5.875%, 10/1/28	368,000	340,771
144A, 4.875%, 5/15/29	402,000	349,097
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	355,000	330,376
144A, 7.25%, 7/15/28	214,000	215,262
144A, 4.50%, 2/15/29	322,000	282,941
RLJ Lodging Trust LP 144A, 3.75%, 7/1/26	268,000	245,796
144A, 4.00%, 9/15/29	268,000	224,370
SBA Communications Corp. 3.875%, 2/15/27	802,000	742,226
3.125%, 2/1/29	804,000	688,453
Service Properties Trust, 4.35%, 10/1/24	442,000	425,745
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	214,000	205,981
4.75%, 3/15/25	268,000	259,297
XHR LP 144A, 6.375%, 8/15/25	268,000	265,023
144A, 4.875%, 6/1/29	268,000	232,100

(Cost $9,972,700)		9,432,630

Industrial — 11.8%
Aerospace/Defense — 3.6%
Howmet Aerospace, Inc., 5.125%, 10/1/24	554,000	548,726
Rolls-Royce PLC 144A, 3.625%, 10/14/25	536,000	505,180
144A, 5.75%, 10/15/27	536,000	520,823
TransDigm, Inc. 144A, 6.25%, 3/15/26	2,053,000	2,035,617
6.375%, 6/15/26	410,000	410,388
7.50%, 3/15/27	244,000	244,736
5.50%, 11/15/27	1,267,000	1,203,352
144A, 6.75%, 8/15/28	998,000	1,002,516
4.625%, 1/15/29	572,000	512,958
4.875%, 5/1/29	351,000	316,137
144A, 6.875%, 12/15/30	700,000	705,411

(Cost $8,088,157)		8,005,844

Building Materials — 1.5%
Builders FirstSource, Inc. 144A, 5.00%, 3/1/30	295,000	271,283

	Principal Amount	Value
Building Materials (Continued)
144A, 4.25%, 2/1/32	$697,000	$593,171
144A, 6.375%, 6/15/32	360,000	351,252
Standard Industries, Inc. 144A, 5.00%, 2/15/27	455,000	431,849
144A, 4.75%, 1/15/28	536,000	494,204
144A, 4.375%, 7/15/30	857,000	734,946
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	375,000	351,664

(Cost $3,365,187)		3,228,369

Electrical Components & Equipment — 0.7%
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	804,000	808,333
144A, 7.25%, 6/15/28	710,000	720,846

(Cost $1,549,281)		1,529,179

Electronics — 0.8%
Sensata Technologies BV 144A, 5.625%, 11/1/24	214,000	212,278
144A, 5.00%, 10/1/25	374,000	364,856
144A, 4.00%, 4/15/29	536,000	471,200
144A, 5.875%, 9/1/30	268,000	253,565
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	241,000	213,385
144A, 3.75%, 2/15/31	382,000	320,452

(Cost $2,062,240)		1,835,736

Engineering & Construction — 0.1%
Fluor Corp., 4.25%, 9/15/28
(Cost $298,775)	320,000	298,704

Environmental Control — 1.2%
Clean Harbors, Inc., 144A, 6.375%, 2/1/31	268,000	266,809
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	268,000	259,482
144A, 3.75%, 8/1/25	402,000	383,136
144A, 5.125%, 12/15/26	268,000	259,580
144A, 4.00%, 8/1/28	402,000	359,182
144A, 3.50%, 9/1/28	382,000	338,020
144A, 4.75%, 6/15/29	402,000	364,543
144A, 4.375%, 8/15/29	295,000	261,123
Stericycle, Inc., 144A, 3.875%, 1/15/29	268,000	233,695

(Cost $2,872,422)		2,725,570

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc., 5.75%, 6/15/25
(Cost $216,432)	214,000	212,860

Packaging & Containers — 3.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 6.00%, 6/15/27	302,000	294,785
144A, 3.25%, 9/1/28	322,000	273,744

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Packaging & Containers (Continued)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	$375,000	$365,755
144A, 4.125%, 8/15/26	651,000	608,722
Ball Corp. 5.25%, 7/1/25	536,000	529,016
4.875%, 3/15/26	402,000	390,503
6.875%, 3/15/28	402,000	408,173
6.00%, 6/15/29	536,000	528,688
2.875%, 8/15/30	697,000	569,100
3.125%, 9/15/31	435,000	352,592
Berry Global, Inc., 144A, 5.625%, 7/15/27	268,000	262,965
Crown Americas LLC, 5.25%, 4/1/30	268,000	252,804
Graphic Packaging International LLC 144A, 3.50%, 3/15/28	241,000	214,944
144A, 3.75%, 2/1/30	214,000	182,614
OI European Group BV, 144A, 4.75%, 2/15/30	214,000	192,842
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	536,000	482,122
Sealed Air Corp. 144A, 5.125%, 12/1/24	225,000	222,114
144A, 5.50%, 9/15/25	214,000	210,994
144A, 4.00%, 12/1/27	228,000	208,161
144A, 5.00%, 4/15/29	228,000	211,405
Sealed Air Corp./Sealed Air Corp., 144A, 6.125%, 2/1/28	415,000	408,083
Silgan Holdings, Inc., 4.125%, 2/1/28	305,000	279,722

(Cost $7,999,177)		7,449,848

Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	348,000	343,962
144A, 9.75%, 8/1/27	214,000	222,282
144A, 5.50%, 5/1/28	536,000	498,408

(Cost $1,061,245)		1,064,652

Technology — 4.8%
Computers — 1.5%
NCR Corp. 144A, 5.75%, 9/1/27	271,000	273,904
144A, 5.00%, 10/1/28	329,000	302,209
144A, 6.125%, 9/1/29	268,000	276,203
Presidio Holdings, Inc., 144A, 4.875%, 2/1/27	281,000	263,005
Seagate HDD Cayman 4.75%, 1/1/25	257,000	251,316
4.875%, 6/1/27	271,000	259,751
4.091%, 6/1/29	265,000	232,220
144A, 8.25%, 12/15/29	268,000	281,418
Western Digital Corp., 4.75%, 2/15/26	1,232,000	1,174,614

(Cost $3,402,060)		3,314,640

	Principal Amount	Value
Semiconductors — 0.9%
Entegris Escrow Corp. 144A, 4.75%, 4/15/29	$857,000	$795,662
144A, 5.95%, 6/15/30	480,000	460,143
Entegris, Inc. 144A, 4.375%, 4/15/28	194,000	177,049
144A, 3.625%, 5/1/29	214,000	184,124
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	375,000	334,161

(Cost $2,002,461)		1,951,139

Software — 2.4%
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	322,000	322,692
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/28	494,000	436,349
Fair Isaac Corp. 144A, 5.25%, 5/15/26	214,000	207,914
144A, 4.00%, 6/15/28	482,000	441,275
Open Text Corp. 144A, 3.875%, 2/15/28	482,000	429,398
144A, 3.875%, 12/1/29	455,000	386,395
Open Text Holdings, Inc. 144A, 4.125%, 2/15/30	482,000	415,797
144A, 4.125%, 12/1/31	333,000	276,761
PTC, Inc. 144A, 3.625%, 2/15/25	268,000	258,934
144A, 4.00%, 2/15/28	268,000	246,472
ROBLOX Corp., 144A, 3.875%, 5/1/30	536,000	442,686
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	1,072,000	1,033,034
Twilio, Inc. 3.625%, 3/15/29	268,000	230,171
3.875%, 3/15/31	268,000	224,691

(Cost $5,737,645)		5,352,569

Utilities — 3.1%
Electric — 2.9%
Calpine Corp. 144A, 5.25%, 6/1/26	225,000	220,951
144A, 4.50%, 2/15/28	670,000	621,524
144A, 3.75%, 3/1/31	482,000	402,882
Clearway Energy Operating LLC 144A, 4.75%, 3/15/28	430,000	397,881
144A, 3.75%, 2/15/31	496,000	408,335
DPL, Inc., 4.125%, 7/1/25	222,000	211,387
FirstEnergy Corp. Series B, 4.15%, 7/15/27	804,000	759,302
2.65%, 3/1/30	322,000	269,035
Series B, 2.25%, 9/1/30	241,000	193,634
NextEra Energy Operating Partners LP 144A, 3.875%, 10/15/26	268,000	247,848
144A, 4.50%, 9/15/27	295,000	274,110
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	536,000	517,483
144A, 5.625%, 2/15/27	697,000	671,611

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Electric (Continued)
144A, 5.00%, 7/31/27	$667,000	$627,920
144A, 4.375%, 5/1/29	670,000	591,327

(Cost $6,970,315)		6,415,230

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25
(Cost $366,925)	375,000	368,395

TOTAL CORPORATE BONDS (Cost $232,149,169)		219,110,839

	Number of Shares
CASH EQUIVALENTS — 1.5%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $3,360,237)	3,360,237	3,360,237

TOTAL INVESTMENTS — 99.8% (Cost $235,509,406)		$222,471,076
Other assets and liabilities, net — 0.2%		537,028

NET ASSETS — 100.0%		$223,008,104

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
CORPORATE BONDS — 0.0%
Financial — 0.0%
Deutsche Bank AG, 5.882%, 7/08/31 (b)
1,552,065	—	(1,467,170)		(398,114)	313,219	15,533	—	—	—
Deutsche Bank AG, 3.729%, 1/14/32 (b)
3,038,749	—	(2,883,343)		(973,927)	818,521	24,591	—	—	—
Deutsche Bank AG, 3.742%, 1/07/33 (b)
2,794,732	46,341	(2,703,931)		(903,636)	766,494	24,328	—	—	—

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (a)(c)
9,125,075	—	(9,125,075	)(d)	—	—	135,202	—	—	—

CASH EQUIVALENTS —1.5%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
10,573,885	99,268,024	(106,481,672)		—	—	211,084	—	3,360,237	3,360,237

27,084,506	99,314,365	(122,661,191)		(2,275,677)	1,898,234	410,738	—	3,360,237	3,360,237

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

GMTN:	Global Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2023

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$219,110,839	$—	$219,110,839
Short-Term Investments (a)	3,360,237	—	—	3,360,237

TOTAL	$3,360,237	$219,110,839	$—	$222,471,076

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF

August 31, 2023

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.3%
Xtrackers High Beta High Yield Bond ETF (a)(b)	24,207	$967,365
Xtrackers USD High Yield Corporate Bond ETF (a)(b)	1,232,679	42,650,693

(Cost $47,510,824)		43,618,058

SECURITIES LENDING COLLATERAL — 14.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d) (Cost $6,535,150)	6,535,150	6,535,150

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c) (Cost $311,422)	311,422	311,422

TOTAL INVESTMENTS — 114.9% (Cost $54,357,396)		$50,464,630
Other assets and liabilities, net — (14.9%)		(6,538,593)

NET ASSETS — 100.0%		$43,926,037

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
EXCHANGE-TRADED FUNDS — 99.3%
Xtrackers High Beta High Yield Bond ETF (a)(b)
1,090,918	36,452		(169,408)	(7,537)	16,940	77,228	—	24,207	967,365

Xtrackers USD High Yield Corporate Bond ETF (a)(b)
48,129,309	1,784,428		(7,833,340)	(281,017)	851,313	2,632,251	—	1,232,679	42,650,693

SECURITIES LENDING COLLATERAL — 14.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
—	6,535,150 (e	)	—	—	—	2,638	—	6,535,150	6,535,150

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c)
374,305	501,480		(564,363)	—	—	16,386	—	311,422	311,422

49,594,532	8,857,510		(8,567,111)	(288,554)	868,253	2,728,503	—	8,103,458	50,464,630

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2023 amounted to $6,369,617, which is 14.5% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF (Continued)

August 31, 2023

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,618,058	$—	$—	$43,618,058
Short-Term Investments (a)	6,846,572	—	—	6,846,572

TOTAL	$50,464,630	$—	$—	$50,464,630

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

August 31, 2023

	Principal Amount	Value
CORPORATE BONDS — 97.9%
Basic Materials — 3.9%
Chemicals — 1.5%
Avient Corp., 144A, 5.75%, 5/15/25	$170,000	$167,902
Chemours Co., 5.375%, 5/15/27	91,000	85,625
INEOS Finance PLC, 144A, 6.75%, 5/15/28	74,000	70,921
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	83,000	75,954
Methanex Corp., 5.125%, 10/15/27	115,000	107,980
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	200,000	196,927
144A, 5.00%, 5/1/25	97,000	92,236
144A, 5.25%, 6/1/27	179,000	159,354
Olin Corp., 5.125%, 9/15/27	83,000	79,546
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/28	191,000	171,888

(Cost $1,226,367)		1,208,333

Iron/Steel — 0.6%
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	170,000	170,244
5.875%, 6/1/27	100,000	96,419
Mineral Resources Ltd. 144A, 8.125%, 5/1/27	113,000	112,921
144A, 8.00%, 11/1/27	126,000	125,716

(Cost $513,976)		505,300

Mining — 1.8%
First Quantum Minerals Ltd. 144A, 7.50%, 4/1/25	146,000	146,109
144A, 6.875%, 3/1/26	174,000	171,702
144A, 6.875%, 10/15/27	250,000	243,710
FMG Resources August 2006 Pty Ltd., 144A, 4.50%, 9/15/27	100,000	92,377
Hudbay Minerals, Inc., 144A, 4.50%, 4/1/26	125,000	118,083
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/28	85,000	75,294
Nexa Resources SA 144A, 5.375%, 5/4/27	119,000	112,000
144A, 6.50%, 1/18/28	87,000	84,379
Vedanta Resources Finance II PLC 144A, 13.875%, 1/21/24	200,000	170,853
144A, 8.95%, 3/11/25	250,000	163,718
144A, 9.25%, 4/23/26	100,000	57,324
Vedanta Resources Ltd., 144A, 6.125%, 8/9/24	100,000	59,679

(Cost $1,538,720)		1,495,228

Communications — 16.1%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc. 144A, 5.125%, 8/15/27	202,000	181,060
144A, 7.75%, 4/15/28	174,000	137,030

	Principal Amount	Value
Advertising (Continued)
Lamar Media Corp., 3.75%, 2/15/28	$115,000	$104,845
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 6.25%, 6/15/25	65,000	63,937
144A, 5.00%, 8/15/27	104,000	93,765

(Cost $582,216)		580,637

Internet — 2.0%
Gen Digital, Inc. 144A, 5.00%, 4/15/25	160,000	157,000
144A, 6.75%, 9/30/27	156,000	156,348
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144A, 5.25%, 12/1/27	100,000	95,848
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	78,000	73,295
144A, 4.625%, 6/1/28	88,000	81,270
MercadoLibre, Inc., 2.375%, 1/14/26	50,000	45,863
Rakuten Group, Inc., 144A, 10.25%, 11/30/24	185,000	186,850
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	225,000	227,346
144A, 8.00%, 11/1/26	244,000	248,657
144A, 7.50%, 9/15/27	236,000	240,794
144A, 6.25%, 1/15/28	80,000	79,288

(Cost $1,586,919)		1,592,559

Media — 8.4%
Altice Financing SA, 144A, 5.00%, 1/15/28	208,000	169,297
AMC Networks, Inc. 5.00%, 4/1/24	126,000	124,748
4.75%, 8/1/25	132,000	123,867
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.50%, 5/1/26	100,000	97,751
144A, 5.125%, 5/1/27	565,000	532,809
144A, 5.00%, 2/1/28	420,000	387,416
CSC Holdings LLC 5.25%, 6/1/24	130,000	123,425
144A, 5.50%, 4/15/27	225,000	194,260
144A, 5.375%, 2/1/28	164,000	134,318
144A, 7.50%, 4/1/28	181,000	115,286
144A, 11.25%, 5/15/28	175,000	172,764
DISH DBS Corp. 5.875%, 11/15/24	327,000	304,465
7.75%, 7/1/26	372,000	278,312
144A, 5.25%, 12/1/26	485,000	409,612
7.375%, 7/1/28	130,000	81,766
DISH Network Corp., 144A, 11.75%, 11/15/27	622,000	631,603
Gray Television, Inc. 144A, 5.875%, 7/15/26	124,000	113,575
144A, 7.00%, 5/15/27	130,000	116,814
iHeartCommunications, Inc. 6.375%, 5/1/26	137,000	119,723

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Media (Continued)
8.375%, 5/1/27	$172,000	$119,284
144A, 5.25%, 8/15/27	133,000	105,503
144A, 4.75%, 1/15/28	80,000	61,735
McGraw-Hill Education, Inc., 144A, 5.75%, 8/1/28	140,000	124,376
Nexstar Media, Inc., 144A, 5.625%, 7/15/27	295,000	277,556
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	220,000	198,704
144A, 5.00%, 8/1/27	228,000	210,581
144A, 4.00%, 7/15/28	340,000	294,424
TEGNA, Inc. 144A, 4.75%, 3/15/26	102,000	97,281
4.625%, 3/15/28	161,000	144,422
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	200,000	183,800
Univision Communications, Inc. 144A, 5.125%, 2/15/25	178,000	175,713
144A, 6.625%, 6/1/27	268,000	259,724
144A, 8.00%, 8/15/28	80,000	79,874
UPC Holding BV, 144A, 5.50%, 1/15/28	70,000	62,370
Videotron Ltd. 144A, 5.375%, 6/15/24	121,000	120,192
144A, 5.125%, 4/15/27	80,000	76,672
VTR Finance NV, 144A, 6.375%, 7/15/28	85,000	39,168
Ziggo Bond Co. BV, 144A, 6.00%, 1/15/27	106,000	98,720

(Cost $7,333,526)		6,961,910

Telecommunications — 5.0%
Altice France Holding SA 144A, 10.50%, 5/15/27	270,000	146,044
144A, 6.00%, 2/15/28	188,000	83,196
Altice France SA 144A, 8.125%, 2/1/27	291,000	246,197
144A, 5.50%, 1/15/28	179,000	134,303
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	212,000	196,956
CommScope Technologies LLC 144A, 6.00%, 6/15/25	215,000	196,646
144A, 5.00%, 3/15/27	139,000	77,432
CommScope, Inc. 144A, 6.00%, 3/1/26	245,000	222,892
144A, 8.25%, 3/1/27	176,000	116,783
144A, 7.125%, 7/1/28	104,000	58,044
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	200,000	182,326
144A, 5.00%, 5/1/28	257,000	220,450
Hughes Satellite Systems Corp. 5.25%, 8/1/26	124,000	114,158
6.625%, 8/1/26	137,000	118,984
Iliad Holding SASU, 144A, 6.50%, 10/15/26	201,000	191,947
Level 3 Financing, Inc. 144A, 3.40%, 3/1/27	108,000	99,743
144A, 4.625%, 9/15/27	197,000	148,195

	Principal Amount	Value
Telecommunications (Continued)
144A, 4.25%, 7/1/28	$170,000	$111,467
Lumen Technologies, Inc. 144A, 5.125%, 12/15/26	85,000	44,109
144A, 4.00%, 2/15/27	214,000	134,686
Millicom International Cellular SA, 144A, 5.125%, 1/15/28	70,200	63,726
Sable International Finance Ltd., 144A, 5.75%, 9/7/27	82,000	76,146
Telecom Italia SpA, 144A, 5.303%, 5/30/24	259,000	255,870
VEON Holdings BV, 144A, 4.95%, 6/16/24	113,000	106,514
Viasat, Inc. 144A, 5.625%, 9/15/25	201,000	190,134
144A, 5.625%, 4/15/27	79,000	70,750
144A, 6.50%, 7/15/28	50,000	39,108
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	240,000	194,763
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27	244,000	183,042
144A, 6.125%, 3/1/28	190,000	123,685

(Cost $4,679,520)		4,148,296

Consumer, Cyclical — 24.5%
Airlines — 2.2%
Air Canada, 144A, 3.875%, 8/15/26	203,000	187,673
American Airlines Group, Inc., 144A, 3.75%, 3/1/25	85,000	81,420
American Airlines, Inc. 144A, 11.75%, 7/15/25	299,000	327,523
144A, 7.25%, 2/15/28	140,000	137,662
Delta Air Lines, Inc. 2.90%, 10/28/24	170,000	164,838
7.375%, 1/15/26	140,000	144,138
4.375%, 4/19/28	71,000	66,677
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	209,252	193,845
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 144A, 8.00%, 9/20/25	106,000	106,216
144A, 8.00%, 9/20/25	70,000	70,150
United Airlines, Inc., 144A, 4.375%, 4/15/26	365,000	344,114

(Cost $1,889,110)		1,824,256

Apparel — 0.2%
Hanesbrands, Inc., 144A, 4.875%, 5/15/26
(Cost $162,085)	159,000	148,664

Auto Manufacturers — 3.6%
Allison Transmission, Inc., 144A, 4.75%, 10/1/27	61,000	57,318
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25	210,000	213,553

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Auto Manufacturers (Continued)
Ford Motor Co., 4.346%, 12/8/26	$310,000	$299,527
Ford Motor Credit Co. LLC 3.81%, 1/9/24	50,000	49,565
5.584%, 3/18/24	170,000	169,237
3.664%, 9/8/24	93,000	90,310
4.063%, 11/1/24	150,000	145,455
2.30%, 2/10/25	67,000	63,010
4.687%, 6/9/25	97,000	93,460
5.125%, 6/16/25	186,000	181,240
4.134%, 8/4/25	125,000	119,168
3.375%, 11/13/25	331,000	308,551
GMTN, 4.389%, 1/8/26	158,000	149,291
6.95%, 3/6/26	85,000	85,299
6.95%, 6/10/26	20,000	20,046
4.542%, 8/1/26	82,000	77,379
2.70%, 8/10/26	151,000	135,200
4.271%, 1/9/27	113,000	104,578
4.95%, 5/28/27	159,000	149,316
4.125%, 8/17/27	107,000	97,269
3.815%, 11/2/27	35,000	31,166
7.35%, 11/4/27	128,000	130,679
2.90%, 2/16/28	80,000	68,342
6.80%, 5/12/28	100,000	100,060

(Cost $3,032,903)		2,939,019

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd. 144A, 4.875%, 8/15/26	140,000	134,756
144A, 7.00%, 4/15/28	84,000	84,945
American Axle & Manufacturing, Inc. 6.50%, 4/1/27	108,000	102,475
6.875%, 7/1/28	55,000	50,498
Clarios Global LP / Clarios US Finance Co. 144A, 8.50%, 5/15/27	165,000	166,970
144A, 6.75%, 5/15/28	150,000	149,747
Dana, Inc. 5.375%, 11/15/27	86,000	81,436
5.625%, 6/15/28	67,000	63,131
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	113,000	115,503
5.00%, 5/31/26	152,000	146,842
4.875%, 3/15/27	133,000	125,231
ZF North America Capital, Inc. 144A, 4.75%, 4/29/25	182,000	176,993
144A, 6.875%, 4/14/28	115,000	114,530

(Cost $1,544,427)		1,513,057

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc., 144A, 4.00%, 1/15/28	130,000	117,806
Ritchie Bros Holdings, Inc., 144A, 6.75%, 3/15/28	65,000	65,412

(Cost $185,749)		183,218

	Principal Amount	Value
Entertainment — 4.0%
AMC Entertainment Holdings, Inc., 144A, 10.00%, 6/15/26	$243,000	$168,738
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	537,000	533,313
144A, 8.125%, 7/1/27	315,000	320,128
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	169,000	169,273
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	192,000	190,651
5.375%, 4/15/27	97,000	91,793
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	102,000	98,365
144A, 4.75%, 1/15/28	120,000	110,800
Cinemark USA, Inc. 144A, 5.875%, 3/15/26	78,000	74,953
144A, 5.25%, 7/15/28	120,000	106,697
International Game Technology PLC 144A, 6.50%, 2/15/25	58,000	58,102
144A, 4.125%, 4/15/26	127,000	120,676
144A, 6.25%, 1/15/27	130,000	128,844
Light & Wonder International, Inc., 144A, 7.00%, 5/15/28	90,000	89,749
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	137,000	134,683
144A, 6.50%, 5/15/27	213,000	213,357
144A, 4.75%, 10/15/27	168,000	156,660
144A, 3.75%, 1/15/28	80,000	71,422
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	204,000	190,159
Penn Entertainment, Inc., 144A, 5.625%, 1/15/27	68,000	64,353
Six Flags Entertainment Corp., 144A, 5.50%, 4/15/27	86,000	81,025
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	100,000	99,739

(Cost $3,365,273)		3,273,480

Food Service — 0.7%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	96,000	94,910
144A, 6.375%, 5/1/25	210,000	210,574
144A, 5.00%, 2/1/28	200,000	186,769
TKC Holdings, Inc., 144A, 6.875%, 5/15/28	70,000	63,352

(Cost $552,713)		555,605

Home Builders — 0.6%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A, 6.25%, 9/15/27	110,000	101,077
Mattamy Group Corp., 144A, 5.25%, 12/15/27	97,000	91,598
Meritage Homes Corp., 6.00%, 6/1/25	128,000	127,527

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Home Builders (Continued)
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	$85,000	$83,602
144A, 5.75%, 1/15/28	80,000	77,247

(Cost $475,548)		481,051

Housewares — 0.6%
Newell Brands, Inc. 4.875%, 6/1/25	87,000	84,115
4.70%, 4/1/26	345,000	330,129
6.375%, 9/15/27	91,000	89,085

(Cost $531,507)		503,329

Leisure Time — 4.4%
Carnival Corp. 144A, 7.625%, 3/1/26	316,000	315,295
144A, 5.75%, 3/1/27	603,000	567,051
144A, 9.875%, 8/1/27	150,000	158,521
144A, 4.00%, 8/1/28	350,000	313,473
Carnival Holdings Bermuda Ltd., 144A, 10.375%, 5/1/28	300,000	326,548
Life Time, Inc. 144A, 5.75%, 1/15/26	173,000	168,933
144A, 8.00%, 4/15/26	80,000	79,472
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	94,000	90,121
144A, 5.875%, 3/15/26	257,000	242,094
144A, 5.875%, 2/15/27	175,000	169,678
144A, 8.375%, 2/1/28	60,000	61,898
Royal Caribbean Cruises Ltd. 144A, 11.50%, 6/1/25	77,000	81,436
144A, 4.25%, 7/1/26	115,000	107,323
144A, 5.50%, 8/31/26	169,000	162,034
144A, 5.375%, 7/15/27	165,000	155,301
144A, 11.625%, 8/15/27	192,000	209,287
3.70%, 3/15/28	103,000	89,802
144A, 5.50%, 4/1/28	260,000	243,555
Viking Cruises Ltd., 144A, 5.875%, 9/15/27	140,000	131,035

(Cost $3,616,939)		3,672,857

Lodging — 3.3%
Boyd Gaming Corp., 4.75%, 12/1/27	186,000	174,525
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	81,000	80,314
144A, 5.75%, 5/1/28	100,000	98,198
Las Vegas Sands Corp. 3.20%, 8/8/24	353,000	340,857
2.90%, 6/25/25	62,000	58,534
3.50%, 8/18/26	180,000	167,179
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	236,000	224,413
144A, 5.25%, 4/26/26	85,000	78,806
144A, 5.625%, 7/17/27	100,000	89,476
144A, 5.75%, 7/21/28	120,000	106,277
MGM Resorts International 6.75%, 5/1/25	211,000	211,536
5.75%, 6/15/25	101,000	99,705

	Principal Amount	Value
Lodging (Continued)
4.625%, 9/1/26	$78,000	$73,536
5.50%, 4/15/27	101,000	96,593
Station Casinos LLC, 144A, 4.50%, 2/15/28	118,000	105,716
Studio City Finance Ltd. 144A, 6.00%, 7/15/25	80,000	75,722
144A, 6.50%, 1/15/28	94,000	79,690
Travel + Leisure Co. 144A, 6.625%, 7/31/26	110,000	108,594
6.00%, 4/1/27	73,000	70,898
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 5.50%, 3/1/25	285,000	281,807
144A, 5.25%, 5/15/27	157,000	148,731

(Cost $2,798,611)		2,771,107

Retail — 2.9%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	90,000	89,405
144A, 3.875%, 1/15/28	269,000	244,897
144A, 4.375%, 1/15/28	130,000	119,461
Asbury Automotive Group, Inc., 4.50%, 3/1/28	75,000	68,477
Bath & Body Works, Inc., 5.25%, 2/1/28	80,000	76,824
Carvana Co., 144A, 5.50%, 4/15/27	101,000	74,313
eG Global Finance PLC 144A, 6.75%, 2/7/25	62,000	61,157
144A, 8.50%, 10/30/25	120,000	118,922
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.375%, 4/1/26	113,000	106,318
Lithia Motors, Inc., 144A, 4.625%, 12/15/27	75,000	69,337
Michaels Cos., Inc., 144A, 5.25%, 5/1/28	148,000	123,488
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	194,000	184,544
Penske Automotive Group, Inc., 3.50%, 9/1/25	70,000	66,790
PetSmart, Inc. / PetSmart Finance Corp., 144A, 4.75%, 2/15/28	210,000	188,569
QVC, Inc. 4.85%, 4/1/24	50,000	48,622
4.45%, 2/15/25	100,000	89,984
4.75%, 2/15/27	103,000	68,100
Rite Aid Corp., 144A, 8.00%, 11/15/26	148,000	94,131
SRS Distribution, Inc., 144A, 4.625%, 7/1/28	113,000	100,706
Staples, Inc. 144A, 7.50%, 4/15/26	348,000	288,273
144A, 10.75%, 4/15/27	165,000	89,710

(Cost $2,553,581)		2,372,028

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Consumer, Non-cyclical — 15.0%
Agriculture — 0.2%
Darling Ingredients, Inc., 144A, 5.25%, 4/15/27	$60,000	$58,375
Vector Group Ltd., 144A, 10.50%, 11/1/26	94,000	94,391

(Cost $152,790)		152,766

Commercial Services — 4.5%
Albion Financing 2SARL, 144A, 8.75%, 4/15/27	123,000	114,666
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	337,000	320,881
144A, 9.75%, 7/15/27	190,000	174,675
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	203,000	172,733
APX Group, Inc., 144A, 6.75%, 2/15/27	98,000	94,930
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A, 4.75%, 4/1/28	84,000	76,457
Block, Inc., 2.75%, 6/1/26	174,000	158,396
Brink’s Co. 144A, 5.50%, 7/15/25	60,000	59,052
144A, 4.625%, 10/15/27	100,000	93,091
Garda World Security Corp. 144A, 4.625%, 2/15/27	96,000	88,887
144A, 9.50%, 11/1/27	103,000	99,731
144A, 7.75%, 2/15/28	68,000	67,563
Gartner, Inc., 144A, 4.50%, 7/1/28	139,000	129,731
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	209,000	200,804
Hertz Corp., 144A, 4.625%, 12/1/26	85,000	77,035
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	90,000	89,283
144A, 5.75%, 4/15/26	235,000	230,829
144A, 3.375%, 8/31/27	174,000	154,910
144A, 6.25%, 1/15/28	226,000	215,005
Sabre GLBL, Inc. 144A, 7.375%, 9/1/25	155,000	152,482
144A, 11.25%, 12/15/27	93,000	88,718
Service Corp. International, 4.625%, 12/15/27	100,000	94,090
Sotheby’s, 144A, 7.375%, 10/15/27	133,000	121,232
United Rentals North America, Inc. 5.50%, 5/15/27	122,000	119,662
3.875%, 11/15/27	70,000	64,894
4.875%, 1/15/28	342,000	325,733
Williams Scotsman International, Inc. 144A, 6.125%, 6/15/25	70,000	69,442
144A, 4.625%, 8/15/28	85,000	77,639

(Cost $3,806,451)		3,732,551

	Principal Amount	Value
Cosmetics/Personal Care — 0.4%
Coty, Inc. 144A, 5.00%, 4/15/26	$149,000	$143,365
144A, 6.50%, 4/15/26	93,000	92,270
Edgewell Personal Care Co., 144A, 5.50%, 6/1/28	132,000	124,530

(Cost $369,057)		360,165

Food — 2.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	137,000	127,420
144A, 7.50%, 3/15/26	75,000	76,167
144A, 4.625%, 1/15/27	211,000	199,816
144A, 5.875%, 2/15/28	130,000	126,287
144A, 6.50%, 2/15/28	130,000	129,534
B&G Foods, Inc. 5.25%, 4/1/25	159,000	155,344
5.25%, 9/15/27	95,000	84,255
Lamb Weston Holdings, Inc., 144A, 4.875%, 5/15/28	87,000	82,248
Performance Food Group, Inc., 144A, 5.50%, 10/15/27	161,000	155,192
Pilgrim’s Pride Corp., 144A, 5.875%, 9/30/27	195,000	192,992
Post Holdings, Inc. 144A, 5.75%, 3/1/27	80,000	78,262
144A, 5.625%, 1/15/28	164,000	157,451
Sigma Holdco BV, 144A, 7.875%, 5/15/26	81,000	68,977
US Foods, Inc., 144A, 6.25%, 4/15/25	182,000	182,638

(Cost $1,842,869)		1,816,583

Healthcare-Products — 0.6%
Avantor Funding, Inc., 144A, 4.625%, 7/15/28	269,000	249,964
Hologic, Inc., 144A, 4.625%, 2/1/28	85,000	79,973
Teleflex, Inc. 4.625%, 11/15/27	80,000	75,521
144A, 4.25%, 6/1/28	88,000	81,040

(Cost $488,148)		486,498

Healthcare-Services — 3.8%
Catalent Pharma Solutions, Inc., 144A, 5.00%, 7/15/27	77,000	71,973
Charles River Laboratories International, Inc., 144A, 4.25%, 5/1/28	76,000	69,842
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	370,000	361,534
144A, 5.625%, 3/15/27	320,000	281,900
144A, 8.00%, 12/15/27	110,000	105,859
144A, 6.875%, 4/1/28	130,000	78,188
Encompass Health Corp., 4.50%, 2/1/28	130,000	120,868
IQVIA, Inc. 144A, 5.00%, 10/15/26	155,000	149,872
144A, 5.00%, 5/15/27	217,000	209,104

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Healthcare-Services (Continued)
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/27	$84,000	$72,439
ModivCare, Inc., 144A, 5.875%, 11/15/25	79,000	75,039
Molina Healthcare, Inc., 144A, 4.375%, 6/15/28	141,000	129,536
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	234,000	219,071
Select Medical Corp., 144A, 6.25%, 8/15/26	207,000	205,237
Team Health Holdings, Inc., 144A, 6.375%, 2/1/25	125,000	96,399
Tenet Healthcare Corp. 4.875%, 1/1/26	318,000	308,016
6.25%, 2/1/27	260,000	256,265
5.125%, 11/1/27	250,000	236,758
4.625%, 6/15/28	106,000	97,704

(Cost $3,240,807)		3,145,604

Pharmaceuticals — 3.3%
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	126,000	114,962
144A, 8.50%, 1/31/27	111,000	61,876
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	294,000	265,073
144A, 9.00%, 12/15/25	160,000	146,594
144A, 6.125%, 2/1/27	173,000	113,926
144A, 5.75%, 8/15/27	89,000	55,825
144A, 5.00%, 1/30/28	75,000	32,677
144A, 4.875%, 6/1/28	265,000	157,496
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	88,000	79,771
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A, 7.875%, 9/1/25	100,000	96,321
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A, 10.00%, 4/15/25 (a)	88,000	69,662
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A, 4.125%, 4/30/28	346,000	313,448
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	150,000	144,986
4.375%, 3/15/26	125,000	118,772
Prestige Brands, Inc., 144A, 5.125%, 1/15/28	42,000	39,848
Teva Pharmaceutical Finance Netherlands III BV 6.00%, 4/15/24	190,000	189,014
7.125%, 1/31/25	31,000	31,212
3.15%, 10/1/26	565,000	511,452
6.75%, 3/1/28	217,000	216,963

(Cost $2,940,142)		2,759,878

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Benteler International AG, 144A, 10.50%, 5/15/28
(Cost $91,582)	90,000	90,411

	Principal Amount	Value
Energy — 10.2%
Oil & Gas — 4.4%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	$102,000	$101,503
Baytex Energy Corp., 144A, 8.75%, 4/1/27	69,000	70,683
Callon Petroleum Co., 144A, 8.00%, 8/1/28	60,000	60,897
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	78,000	80,048
Chesapeake Energy Corp., 144A, 5.50%, 2/1/26	134,000	130,911
Civitas Resources, Inc. 144A, 5.00%, 10/15/26	71,000	67,139
144A, 8.375%, 7/1/28	235,000	242,931
Crescent Energy Finance LLC 144A, 7.25%, 5/1/26	145,000	142,973
144A, 9.25%, 2/15/28	113,000	115,697
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	167,000	164,228
CVR Energy, Inc. 144A, 5.25%, 2/15/25	108,000	104,862
144A, 5.75%, 2/15/28	55,000	50,128
Earthstone Energy Holdings LLC, 144A, 8.00%, 4/15/27	96,000	98,007
Energean PLC, 144A, 6.50%, 4/30/27	78,000	71,707
Kosmos Energy Ltd. 144A, 7.125%, 4/4/26	200,000	183,718
144A, 7.75%, 5/1/27	75,000	67,630
144A, 7.50%, 3/1/28	30,000	26,534
Leviathan Bond Ltd. 144A, REGS, 6.125%, 6/30/25	102,000	100,088
144A, REGS, 6.50%, 6/30/27	108,000	104,760
Matador Resources Co. 5.875%, 9/15/26	117,000	114,221
144A, 6.875%, 4/15/28	88,000	87,941
MEG Energy Corp., 144A, 7.125%, 2/1/27	100,000	101,194
Murphy Oil Corp. 5.875%, 12/1/27	68,000	66,918
6.375%, 7/15/28	25,000	25,007
Northern Oil and Gas, Inc., 144A, 8.125%, 3/1/28	124,000	124,410
Parkland Corp., 144A, 5.875%, 7/15/27	85,000	82,191
PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/25	55,000	55,053
6.00%, 2/15/28	145,000	137,183
Range Resources Corp., 4.875%, 5/15/25	111,000	108,607
SM Energy Co. 6.75%, 9/15/26	75,000	74,752
6.625%, 1/15/27	46,000	45,466
6.50%, 7/15/28	50,000	48,920
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	100,000	99,053

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Oil & Gas (Continued)
Transocean, Inc. 144A, 7.50%, 1/15/26	$95,000	$93,571
144A, 11.50%, 1/30/27	159,000	167,612
144A, 8.00%, 2/1/27	105,000	102,479
Tullow Oil PLC, 144A, 7.00%, 3/1/25	112,000	77,399
Vital Energy, Inc., 9.50%, 1/15/25	88,000	88,531

(Cost $3,662,132)		3,684,952

Oil & Gas Services — 0.7%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	85,000	83,644
144A, 6.25%, 4/1/28	134,000	128,043
CGG SA, 144A, 8.75%, 4/1/27	88,000	75,811
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	153,000	151,415
6.875%, 9/1/27	124,000	120,993

(Cost $570,277)		559,906

Pipelines — 5.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	160,000	162,738
144A, 5.75%, 3/1/27	119,000	115,441
144A, 5.75%, 1/15/28	90,000	86,269
Buckeye Partners LP 144A, 4.125%, 3/1/25	85,000	81,934
3.95%, 12/1/26	100,000	92,326
4.125%, 12/1/27	75,000	68,264
144A, 4.50%, 3/1/28	86,000	78,122
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75%, 4/1/25	80,000	79,295
144A, 5.625%, 5/1/27	110,000	106,256
EnLink Midstream LLC, 144A, 5.625%, 1/15/28	70,000	67,775
EnLink Midstream Partners LP 4.15%, 6/1/25	80,000	77,500
4.85%, 7/15/26	91,000	87,445
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	108,000	106,967
4.125%, 12/1/26	102,000	95,857
144A, 7.50%, 6/1/27	70,000	70,706
144A, 6.50%, 7/1/27	159,000	158,126
5.50%, 7/15/28	120,000	114,765
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	93,000	91,700
8.00%, 1/15/27	176,000	173,668
7.75%, 2/1/28	113,000	110,025
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	162,000	158,008
144A, 5.125%, 6/15/28	97,000	91,079
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	232,000	224,463
144A, 6.50%, 9/30/26	251,000	233,320

	Principal Amount	Value
Pipelines (Continued)
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	$361,000	$359,078
NuStar Logistics LP 5.75%, 10/1/25	110,000	107,963
6.00%, 6/1/26	106,000	104,000
5.625%, 4/28/27	69,000	66,996
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	54,000	50,985
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 9.00%, 10/15/26	136,000	131,362
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	63,000	63,074
144A, 6.00%, 3/1/27	79,000	75,709
144A, 5.50%, 1/15/28	132,000	122,505
Venture Global LNG, Inc., 144A, 8.125%, 6/1/28	397,000	400,818

(Cost $4,268,361)		4,214,539

Financial — 11.4%
Banks — 0.3%
Freedom Mortgage Corp. 144A, 8.25%, 4/15/25	61,000	60,169
144A, 7.625%, 5/1/26	81,000	74,590
144A, 6.625%, 1/15/27	99,000	86,757

(Cost $227,657)		221,516

Diversified Financial Services — 4.4%
AG Issuer LLC, 144A, 6.25%, 3/1/28	95,000	91,108
AG TTMT Escrow Issuer LLC, 144A, 8.625%, 9/30/27	100,000	103,163
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	115,000	45,825
Home Point Capital, Inc., 144A, 5.00%, 2/1/26	40,000	37,680
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	200,000	170,974
LD Holdings Group LLC 144A, 6.50%, 11/1/25	83,000	69,864
144A, 6.125%, 4/1/28	106,000	69,103
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/28	100,000	102,072
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	104,000	99,545
144A, 5.50%, 8/15/28	160,000	145,188
Navient Corp. MTN, 6.125%, 3/25/24	150,000	149,498
5.875%, 10/25/24	101,000	99,584
6.75%, 6/25/25	92,000	91,463
6.75%, 6/15/26	91,000	89,504
5.00%, 3/15/27	118,000	107,477
4.875%, 3/15/28	88,000	76,727
NFP Corp. 144A, 4.875%, 8/15/28	60,000	53,598
144A, 6.875%, 8/15/28	360,000	317,672

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Diversified Financial Services (Continued)
OneMain Finance Corp. 6.125%, 3/15/24	$205,000	$204,870
6.875%, 3/15/25	225,000	224,077
7.125%, 3/15/26	262,000	258,031
3.50%, 1/15/27	118,000	102,796
6.625%, 1/15/28	137,000	128,248
Osaic Holdings, Inc., 144A, 10.75%, 8/1/27	70,000	70,418
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25	119,000	115,287
PRA Group, Inc., 144A, 8.375%, 2/1/28	70,000	63,955
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144A, 2.875%, 10/15/26	210,000	186,848
SLM Corp. 4.20%, 10/29/25	84,000	79,078
3.125%, 11/2/26	81,000	72,173
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	146,000	140,523
144A, 5.75%, 6/15/27	85,000	78,394

(Cost $3,744,245)		3,644,743

Insurance — 1.4%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	163,000	157,692
144A, 10.125%, 8/1/26	70,000	72,297
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 4.25%, 10/15/27	132,000	119,980
144A, 6.75%, 10/15/27	233,000	220,487
144A, 6.75%, 4/15/28	220,000	216,952
AssuredPartners, Inc., 144A, 7.00%, 8/15/25	97,000	96,135
HUB International Ltd., 144A, 7.00%, 5/1/26	304,000	303,704

(Cost $1,190,173)		1,187,247

Real Estate — 0.2%
Cushman & Wakefield US Borrower LLC, 144A, 6.75%, 5/15/28	100,000	95,303
Howard Hughes Corp., 144A, 5.375%, 8/1/28	108,000	97,385

(Cost $192,734)		192,688

Real Estate Investment Trusts — 4.2%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26	167,000	153,435
144A, 4.50%, 4/1/27	122,000	102,043
Diversified Healthcare Trust 9.75%, 6/15/25	83,000	81,705
4.75%, 2/15/28	87,000	66,551
HAT Holdings I LLC / HAT Holdings II LLC, 144A, 3.375%, 6/15/26	193,000	173,452
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	189,000	177,656

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
144A, 5.25%, 3/15/28	$149,000	$139,838
144A, 5.00%, 7/15/28	60,000	55,629
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	107,000	96,833
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	79,000	67,222
5.00%, 10/15/27	243,000	192,260
Office Properties Income Trust, 4.50%, 2/1/25	120,000	107,182
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A, 7.50%, 6/1/25	92,000	92,187
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	119,000	110,746
144A, 7.25%, 7/15/28	68,000	68,401
RLJ Lodging Trust LP, 144A, 3.75%, 7/1/26	92,000	84,378
SBA Communications Corp., 3.875%, 2/15/27	264,000	244,324
Service Properties Trust 4.35%, 10/1/24	145,000	139,667
7.50%, 9/15/25	136,000	134,510
4.75%, 10/1/26	83,000	72,147
4.95%, 2/15/27	58,000	50,270
5.50%, 12/15/27	73,000	64,683
3.95%, 1/15/28	80,000	63,754
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	73,000	70,265
4.75%, 3/15/25	70,000	67,727
144A, 3.625%, 7/15/26	70,000	62,708
144A, 4.375%, 1/15/27	88,000	78,679
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 10.50%, 2/15/28	452,000	451,401
144A, 4.75%, 4/15/28	84,000	70,858
XHR LP, 144A, 6.375%, 8/15/25	92,000	90,978

(Cost $3,553,955)		3,431,489

Venture Capital — 0.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	191,000	184,818
6.375%, 12/15/25	130,000	124,094
6.25%, 5/15/26	217,000	201,487
5.25%, 5/15/27	256,000	224,916

(Cost $778,114)		735,315

Industrial — 10.7%
Aerospace/Defense — 3.9%
Bombardier, Inc. 144A, 7.125%, 6/15/26	209,000	205,674
144A, 7.875%, 4/15/27	362,000	361,711
144A, 6.00%, 2/15/28	120,000	112,278

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Aerospace/Defense (Continued)
Howmet Aerospace, Inc., 5.125%, 10/1/24	$132,000	$130,743
Rolls-Royce PLC 144A, 3.625%, 10/14/25	241,000	227,142
144A, 5.75%, 10/15/27	145,000	140,894
Spirit AeroSystems, Inc. 144A, 7.50%, 4/15/25	160,000	158,524
4.60%, 6/15/28	122,000	98,979
TransDigm, Inc. 144A, 6.25%, 3/15/26	720,000	713,904
7.50%, 3/15/27	108,000	108,326
5.50%, 11/15/27	520,000	493,878
144A, 6.75%, 8/15/28	150,000	150,679
Triumph Group, Inc. 7.75%, 8/15/25	93,000	87,648
144A, 9.00%, 3/15/28	209,000	209,842

(Cost $3,206,162)		3,200,222

Building Materials — 0.4%
InterCement Financial Operations BV, 144A, 5.75%, 7/17/24	130,000	87,311
Standard Industries, Inc. 144A, 5.00%, 2/15/27	100,000	94,912
144A, 4.75%, 1/15/28	200,000	184,404

(Cost $395,504)		366,627

Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc., 144A, 4.75%, 6/15/28	103,000	91,146
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	264,000	265,423
144A, 7.25%, 6/15/28	200,000	203,055

(Cost $563,838)		559,624

Electronics — 0.2%
Sensata Technologies BV 144A, 5.625%, 11/1/24	66,000	65,469
144A, 5.00%, 10/1/25	100,000	97,555

(Cost $170,215)		163,024

Engineering & Construction — 0.1%
IHS Holding Ltd., 144A, 5.625%, 11/29/26 (Cost $75,655)	87,000	75,143

Environmental Control — 0.6%
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	54,000	52,284
144A, 3.75%, 8/1/25	130,000	123,900
144A, 5.125%, 12/15/26	130,000	125,915
144A, 4.00%, 8/1/28	80,000	71,479
Stericycle, Inc., 144A, 5.375%, 7/15/24	87,000	86,680

(Cost $470,225)		460,258

Machinery-Diversified — 0.4%
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	70,000	64,948
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	271,000	254,261

(Cost $327,246)		319,209

	Principal Amount	Value
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc., 5.75%, 6/15/25	$94,000	$93,500
Trinity Industries, Inc., 144A, 7.75%, 7/15/28	70,000	71,264

(Cost $166,341)		164,764

Packaging & Containers — 3.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 6.00%, 6/15/27	100,000	97,611
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	95,000	92,658
144A, 4.125%, 8/15/26	205,000	191,687
144A, 5.25%, 8/15/27	174,000	148,199
144A, 5.25%, 8/15/27	139,000	118,389
Ball Corp. 4.00%, 11/15/23	185,000	184,143
5.25%, 7/1/25	214,000	211,212
4.875%, 3/15/26	139,000	135,024
6.875%, 3/15/28	119,000	120,827
Berry Global, Inc., 144A, 5.625%, 7/15/27	90,000	88,309
Graphic Packaging International LLC, 144A, 3.50%, 3/15/28	74,000	65,999
LABL, Inc. 144A, 6.75%, 7/15/26	180,000	176,133
144A, 10.50%, 7/15/27	105,000	100,623
Mauser Packaging Solutions Holding Co. 144A, 7.875%, 8/15/26	478,000	471,155
144A, 9.25%, 4/15/27	225,000	204,206
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	120,000	118,726
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	183,000	164,605
Sealed Air Corp. 144A, 5.125%, 12/1/24	100,000	98,717
144A, 5.50%, 9/15/25	60,000	59,157
144A, 4.00%, 12/1/27	110,000	100,429
Sealed Air Corp./Sealed Air Corp., 144A, 6.125%, 2/1/28	45,000	44,250
Silgan Holdings, Inc., 4.125%, 2/1/28	115,000	105,469

(Cost $3,134,708)		3,097,528

Transportation — 0.1%
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/28
(Cost $72,362)	80,000	72,344

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	141,000	139,364
144A, 9.75%, 8/1/27	42,000	43,626
144A, 5.50%, 5/1/28	174,000	161,796

(Cost $340,622)		344,786

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Technology — 2.8%
Computers — 1.0%
NCR Corp., 144A, 5.75%, 9/1/27	$85,000	$85,911
Presidio Holdings, Inc. 144A, 4.875%, 2/1/27	86,000	80,492
144A, 8.25%, 2/1/28	90,000	87,291
Seagate HDD Cayman 4.75%, 1/1/25	81,000	79,208
4.875%, 6/1/27	81,000	77,638
Western Digital Corp., 4.75%, 2/15/26	406,000	387,089

(Cost $801,095)		797,629

Office/Business Equipment — 0.3%
Xerox Holdings Corp. 144A, 5.00%, 8/15/25	130,000	124,147
144A, 5.50%, 8/15/28	128,000	111,436

(Cost $240,774)		235,583

Semiconductors — 0.1%
ams-OSRAM AG, 144A, 7.00%, 7/31/25	77,000	70,672
Entegris, Inc., 144A, 4.375%, 4/15/28	50,000	45,631

(Cost $122,663)		116,303

Software — 1.4%
Alteryx, Inc., 144A, 8.75%, 3/15/28	82,000	79,203
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	60,000	60,129
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/28	160,000	141,327
Fair Isaac Corp. 144A, 5.25%, 5/15/26	68,000	66,066
144A, 4.00%, 6/15/28	159,000	145,566
MicroStrategy, Inc., 144A, 6.125%, 6/15/28	88,000	78,862
Open Text Corp., 144A, 3.875%, 2/15/28	164,000	146,102
PTC, Inc. 144A, 3.625%, 2/15/25	92,000	88,888
144A, 4.00%, 2/15/28	80,000	73,574
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	327,000	315,114

(Cost $1,197,730)		1,194,831

Utilities — 3.2%
Electric — 2.7%
Calpine Corp. 144A, 5.25%, 6/1/26	73,000	71,686
144A, 4.50%, 2/15/28	205,000	190,168
144A, 5.125%, 3/15/28	250,000	227,920
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/28	155,000	143,422
DPL, Inc., 4.125%, 7/1/25	76,000	72,367
Drax Finco PLC, 144A, 6.625%, 11/1/25	50,000	49,214

	Principal Amount	Value
Electric (Continued)
FirstEnergy Corp., Series B, 4.15%, 7/15/27	$254,000	$239,879
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	130,000	127,663
144A, 3.875%, 10/15/26	80,000	73,984
144A, 4.50%, 9/15/27	102,000	94,777
NRG Energy, Inc., 5.75%, 1/15/28	150,000	141,922
PG&E Corp., 5.00%, 7/1/28	174,000	160,242
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	176,000	169,920
144A, 5.625%, 2/15/27	200,000	192,715
144A, 5.00%, 7/31/27	259,000	243,825

(Cost $2,236,910)		2,199,704

Gas — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.50%, 5/20/25	175,000	171,917
5.875%, 8/20/26	161,000	152,873
5.75%, 5/20/27	46,000	42,592
144A, 9.375%, 6/1/28	88,000	90,282

(Cost $473,429)		457,664

TOTAL CORPORATE BONDS (Cost $83,284,663)		80,972,028

	Number of Shares
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $1,126,201)	1,126,201	1,126,201

TOTAL INVESTMENTS — 99.3% (Cost $84,410,864)		$82,098,229
Other assets and liabilities, net — 0.7%		603,050

NET ASSETS — 100.0%		$82,701,279

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2023

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
821,382	—	(821,382	)(d)	—	—	25,429	—	—	—
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
589,978	14,241,380	(13,705,157)		—	—	26,720	—	1,126,201	1,126,201

1,411,360	14,241,380	(14,526,539)		—	—	52,149	—	1,126,201	1,126,201

(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$80,972,028	$—	$80,972,028
Short-Term Investments (a)	1,126,201	—	—	1,126,201

TOTAL	$1,126,201	$80,972,028	$—	$82,098,229

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

August 31, 2023

	Principal Amount	Value
CORPORATE BONDS — 97.8%
Basic Materials — 3.7%
Chemicals — 1.6%
Ashland, Inc., 144A, 3.375%, 9/1/31	$2,021,000	$1,617,646
ASP Unifrax Holdings, Inc. 144A, 5.25%, 9/30/28	3,579,000	2,440,557
144A, 7.50%, 9/30/29	1,797,000	936,416
Avient Corp. 144A, 5.75%, 5/15/25	2,952,000	2,915,567
144A, 7.125%, 8/1/30	3,345,000	3,344,132
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	3,096,000	2,628,598
Chemours Co. 5.375%, 5/15/27	2,188,000	2,058,767
144A, 5.75%, 11/15/28	3,689,000	3,317,368
144A, 4.625%, 11/15/29	2,757,000	2,293,100
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	2,424,000	2,026,764
INEOS Finance PLC, 144A, 6.75%, 5/15/28	1,914,000	1,834,350
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	2,212,000	2,024,223
Methanex Corp. 5.125%, 10/15/27	3,146,000	2,953,950
5.25%, 12/15/29	3,111,000	2,836,807
NOVA Chemicals Corp. 144A, 5.00%, 5/1/25	2,212,000	2,103,366
144A, 5.25%, 6/1/27	4,669,000	4,156,558
144A, 4.25%, 5/15/29	2,555,000	2,074,162
Olin Corp. 5.125%, 9/15/27	2,257,000	2,163,086
5.625%, 8/1/29	3,012,000	2,885,651
5.00%, 2/1/30	2,340,000	2,141,954
SCIH Salt Holdings, Inc. 144A, 4.875%, 5/1/28	4,950,000	4,454,677
144A, 6.625%, 5/1/29	3,121,000	2,757,123
Tronox, Inc., 144A, 4.625%, 3/15/29	4,915,000	4,039,168
Valvoline, Inc. 144A, 4.25%, 2/15/30	2,585,000	2,543,359
144A, 3.625%, 6/15/31	2,377,000	1,891,795

(Cost $72,990,289)		64,439,144

Forest Products & Paper — 0.1%
Mercer International, Inc., 5.125%, 2/1/29
(Cost $3,871,202)	3,907,000	3,199,626

Iron/Steel — 0.6%
ATI, Inc., 7.25%, 8/15/30	1,850,000	1,871,053
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	3,800,000	3,805,449
5.875%, 6/1/27	2,478,000	2,389,281
144A, 6.75%, 4/15/30	3,342,000	3,189,983
Mineral Resources Ltd. 144A, 8.125%, 5/1/27	3,096,000	3,093,847

	Principal Amount	Value
Iron/Steel (Continued)
144A, 8.00%, 11/1/27	$2,771,000	$2,764,753
144A, 8.50%, 5/1/30	2,833,000	2,846,673
United States Steel Corp., 6.875%, 3/1/29	2,096,000	2,089,817

(Cost $22,636,085)		22,050,856

Mining — 1.4%
First Quantum Minerals Ltd. 144A, 7.50%, 4/1/25	4,910,000	4,913,678
144A, 6.875%, 3/1/26	4,423,000	4,364,582
144A, 6.875%, 10/15/27	6,696,000	6,527,523
144A, 8.625%, 6/1/31	5,801,000	5,914,514
FMG Resources August 2006 Pty Ltd. 144A, 4.50%, 9/15/27	2,686,000	2,481,246
144A, 5.875%, 4/15/30	3,270,000	3,038,890
144A, 4.375%, 4/1/31	6,660,000	5,587,538
144A, 6.125%, 4/15/32	3,539,000	3,296,301
Hudbay Minerals, Inc. 144A, 4.50%, 4/1/26	2,654,000	2,507,136
144A, 6.125%, 4/1/29	2,654,000	2,497,676
Kaiser Aluminum Corp. 144A, 4.625%, 3/1/28	2,212,000	1,959,421
144A, 4.50%, 6/1/31	2,508,000	2,028,831
Nexa Resources SA 144A, 5.375%, 5/4/27	3,096,000	2,913,895
144A, 6.50%, 1/18/28	2,212,000	2,145,353
Vedanta Resources Finance II PLC 144A, 8.95%, 3/11/25	5,130,000	3,359,483
144A, 9.25%, 4/23/26	1,865,000	1,069,100

(Cost $58,215,527)		54,605,167

Communications — 16.9%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc. 144A, 5.125%, 8/15/27	5,879,000	5,269,563
144A, 7.75%, 4/15/28	4,463,000	3,514,728
144A, 9.00%, 9/15/28	3,300,000	3,319,470
144A, 7.50%, 6/1/29	4,674,000	3,492,186
Lamar Media Corp. 3.75%, 2/15/28	2,669,000	2,433,327
4.00%, 2/15/30	2,433,000	2,131,065
3.625%, 1/15/31	2,433,000	2,033,745
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 6.25%, 6/15/25	1,964,000	1,931,884
144A, 5.00%, 8/15/27	2,899,000	2,613,705
144A, 4.25%, 1/15/29	2,313,000	1,899,513
144A, 4.625%, 3/15/30	2,157,000	1,755,590
Stagwell Global LLC, 144A, 5.625%, 8/15/29	4,940,000	4,130,026

(Cost $39,792,944)		34,524,802

Internet — 1.6%
Gen Digital, Inc. 144A, 5.00%, 4/15/25	4,890,000	4,798,312
144A, 6.75%, 9/30/27	4,011,000	4,019,937
144A, 7.125%, 9/30/30	2,681,000	2,700,335

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Internet (Continued)
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	$2,674,000	$2,562,962
144A, 3.50%, 3/1/29	3,539,000	3,044,923
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	2,020,000	1,898,159
144A, 4.625%, 6/1/28	2,247,000	2,075,149
144A, 4.125%, 8/1/30	2,268,000	1,947,147
144A, 3.625%, 10/1/31	2,223,000	1,814,213
MercadoLibre, Inc. 2.375%, 1/14/26	1,785,000	1,637,301
3.125%, 1/14/31	2,902,000	2,324,119
Rakuten Group, Inc., 144A, 10.25%, 11/30/24	4,202,000	4,244,020
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	4,456,000	4,502,461
144A, 8.00%, 11/1/26	7,044,000	7,178,442
144A, 7.50%, 9/15/27	5,353,000	5,461,741
144A, 6.25%, 1/15/28	2,262,000	2,241,881
144A, 4.50%, 8/15/29	6,700,000	6,147,371
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	2,035,000	1,752,203

(Cost $62,777,972)		60,350,676

Media — 9.7%
Altice Financing SA 144A, 5.00%, 1/15/28	5,338,000	4,344,737
144A, 5.75%, 8/15/29	9,218,000	7,310,487
AMC Networks, Inc. 4.75%, 8/1/25	3,539,000	3,320,942
4.25%, 2/15/29	4,443,000	2,838,097
Cable One, Inc., 144A, 4.00%, 11/15/30	2,875,000	2,245,138
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.50%, 5/1/26	3,317,000	3,242,405
144A, 5.125%, 5/1/27	14,436,000	13,613,507
144A, 5.00%, 2/1/28	11,083,000	10,223,176
144A, 5.375%, 6/1/29	6,755,000	6,161,117
144A, 6.375%, 9/1/29	6,695,000	6,344,542
144A, 4.75%, 3/1/30	13,789,000	11,895,158
144A, 4.50%, 8/15/30	12,221,000	10,294,081
144A, 4.25%, 2/1/31	13,430,000	11,027,423
144A, 7.375%, 3/1/31	4,866,000	4,836,620
144A, 4.75%, 2/1/32	5,308,000	4,397,227
4.50%, 5/1/32	12,824,000	10,408,496
144A, 4.50%, 6/1/33	7,969,000	6,296,335
144A, 4.25%, 1/15/34	8,972,000	6,878,976
CSC Holdings LLC 144A, 5.50%, 4/15/27	5,824,000	5,028,302
144A, 5.375%, 2/1/28	4,553,000	3,728,975
144A, 7.50%, 4/1/28	4,656,000	2,965,586
144A, 11.25%, 5/15/28	4,623,000	4,563,936
144A, 6.50%, 2/1/29	7,891,000	6,526,879
144A, 5.75%, 1/15/30	10,006,000	5,522,411
144A, 4.125%, 12/1/30	4,866,000	3,473,061
144A, 4.625%, 12/1/30	10,329,000	5,414,232

	Principal Amount	Value
Media (Continued)
144A, 3.375%, 2/15/31	$4,453,000	$3,061,568
144A, 4.50%, 11/15/31	6,680,000	4,755,096
144A, 5.00%, 11/15/31	2,222,000	1,189,646
DISH DBS Corp. 5.875%, 11/15/24	8,892,000	8,279,207
7.75%, 7/1/26	8,906,000	6,663,024
144A, 5.25%, 12/1/26	12,414,000	10,484,376
7.375%, 7/1/28	4,469,000	2,810,867
144A, 5.75%, 12/1/28	11,188,000	8,678,652
5.125%, 6/1/29	6,690,000	3,616,456
DISH Network Corp., 144A, 11.75%, 11/15/27	15,571,000	15,811,401
Gray Television, Inc. 144A, 5.875%, 7/15/26	3,078,000	2,819,216
144A, 7.00%, 5/15/27	3,317,000	2,980,558
144A, 4.75%, 10/15/30	3,619,000	2,530,546
iHeartCommunications, Inc. 6.375%, 5/1/26	3,564,587	3,115,074
8.375%, 5/1/27	4,515,151	3,131,304
144A, 5.25%, 8/15/27	3,317,000	2,631,226
144A, 4.75%, 1/15/28	2,292,000	1,768,718
McGraw-Hill Education, Inc. 144A, 5.75%, 8/1/28	3,690,000	3,278,196
144A, 8.00%, 8/1/29	3,048,000	2,674,185
News Corp. 144A, 3.875%, 5/15/29	4,423,000	3,888,259
144A, 5.125%, 2/15/32	2,222,000	2,012,910
Nexstar Media, Inc. 144A, 5.625%, 7/15/27	7,743,000	7,285,131
144A, 4.75%, 11/1/28	4,448,000	3,908,252
Sinclair Television Group, Inc. 144A, 5.50%, 3/1/30	2,212,000	1,182,638
144A, 4.125%, 12/1/30	3,319,000	2,123,238
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	4,423,000	3,994,854
144A, 5.00%, 8/1/27	6,821,000	6,299,876
144A, 4.00%, 7/15/28	8,872,000	7,682,724
144A, 5.50%, 7/1/29	5,770,000	5,213,754
144A, 4.125%, 7/1/30	6,660,000	5,436,625
144A, 3.875%, 9/1/31	6,660,000	5,189,660
TEGNA, Inc. 144A, 4.75%, 3/15/26	2,433,000	2,320,452
4.625%, 3/15/28	4,500,000	4,036,636
5.00%, 9/15/29	4,980,000	4,389,571
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	4,400,000	4,043,600
Univision Communications, Inc. 144A, 5.125%, 2/15/25	4,900,000	4,837,035
144A, 6.625%, 6/1/27	6,941,000	6,726,659
144A, 8.00%, 8/15/28	2,015,000	2,011,836
144A, 4.50%, 5/1/29	4,737,000	4,082,072
144A, 7.375%, 6/30/30	4,125,000	3,995,403
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	5,637,000	4,657,571
UPC Holding BV, 144A, 5.50%, 1/15/28	2,001,000	1,782,901

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Media (Continued)
Videotron Ltd. 144A, 5.125%, 4/15/27	$2,653,500	$2,543,114
144A, 3.625%, 6/15/29	2,222,000	1,910,164
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	4,191,000	3,404,279
Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	6,311,000	5,773,461
144A, 4.50%, 8/15/30	4,047,000	3,420,765
VTR Finance NV, 144A, 6.375%, 7/15/28	2,174,000	1,001,792
Ziggo Bond Co. BV 144A, 6.00%, 1/15/27	2,777,000	2,586,287
144A, 5.125%, 2/28/30	2,222,000	1,726,677
Ziggo BV, 144A, 4.875%, 1/15/30	4,451,000	3,745,897

(Cost $446,623,448)		376,395,255

Telecommunications — 4.7%
Altice France Holding SA 144A, 10.50%, 5/15/27	6,946,000	3,757,126
144A, 6.00%, 2/15/28	4,916,000	2,175,498
Altice France SA 144A, 8.125%, 2/1/27	7,781,000	6,583,022
144A, 5.50%, 1/15/28	5,016,000	3,763,480
144A, 5.125%, 1/15/29	2,201,000	1,570,526
144A, 5.125%, 7/15/29	11,208,000	7,932,806
144A, 5.50%, 10/15/29	8,897,000	6,409,553
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	5,566,000	5,171,037
CommScope Technologies LLC 144A, 6.00%, 6/15/25	5,638,000	5,156,704
144A, 5.00%, 3/15/27	3,316,000	1,847,235
CommScope, Inc. 144A, 6.00%, 3/1/26	6,635,000	6,036,275
144A, 8.25%, 3/1/27	4,350,000	2,886,399
144A, 7.125%, 7/1/28	3,094,000	1,726,803
144A, 4.75%, 9/1/29	5,574,000	4,147,316
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28	1,778,000	1,302,334
144A, 6.50%, 10/1/28	3,377,000	2,600,965
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	5,274,000	4,807,935
144A, 5.00%, 5/1/28	6,956,000	5,966,726
144A, 6.75%, 5/1/29	4,457,000	3,463,865
5.875%, 11/1/29	3,318,189	2,460,416
144A, 6.00%, 1/15/30	4,477,000	3,311,799
144A, 8.75%, 5/15/30	5,308,000	5,164,065
144A, 8.625%, 3/15/31	3,317,000	3,191,211
Hughes Satellite Systems Corp. 5.25%, 8/1/26	3,317,000	3,053,713
6.625%, 8/1/26	3,360,500	2,918,577
Iliad Holding SASU 144A, 6.50%, 10/15/26	5,328,000	5,088,025
144A, 7.00%, 10/15/28	3,981,000	3,707,145
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	13,549,000	12,454,474
Level 3 Financing, Inc. 144A, 3.40%, 3/1/27	3,317,000	3,063,407

	Principal Amount	Value
Telecommunications (Continued)
144A, 4.625%, 9/15/27	$4,474,000	$3,365,602
144A, 4.25%, 7/1/28	5,386,000	3,531,549
144A, 3.625%, 1/15/29	3,806,000	2,268,755
144A, 3.875%, 11/15/29	3,317,000	2,932,816
144A, 10.50%, 5/15/30	4,109,000	4,173,059
Lumen Technologies, Inc. 144A, 5.125%, 12/15/26	1,839,000	954,322
144A, 4.00%, 2/15/27	5,595,000	3,521,353
144A, 4.50%, 1/15/29	1,827,000	604,883
Millicom International Cellular SA 144A, 5.125%, 1/15/28	1,791,000	1,625,834
144A, 6.25%, 3/25/29	2,687,400	2,460,903
144A, 4.50%, 4/27/31	3,641,000	2,879,408
Sable International Finance Ltd., 144A, 5.75%, 9/7/27	2,200,000	2,042,931
Viasat, Inc. 144A, 5.625%, 9/15/25	3,085,000	2,918,225
144A, 5.625%, 4/15/27	2,654,000	2,376,851
144A, 6.50%, 7/15/28	1,849,000	1,446,195
Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	6,021,000	4,932,512
144A, 4.75%, 7/15/31	6,282,000	5,251,653
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	6,322,000	5,130,372
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27	6,560,000	4,921,120
144A, 6.125%, 3/1/28	4,813,000	3,133,138

(Cost $224,991,984)		182,189,918

Consumer, Cyclical — 24.4%
Airlines — 1.5%
Air Canada, 144A, 3.875%, 8/15/26	5,308,000	4,907,234
American Airlines Group, Inc., 144A, 3.75%, 3/1/25	1,037,000	993,325
American Airlines, Inc. 144A, 11.75%, 7/15/25	10,264,000	11,243,134
144A, 7.25%, 2/15/28	3,317,000	3,261,612
Delta Air Lines, Inc. 2.90%, 10/28/24	4,000,000	3,878,544
7.375%, 1/15/26	3,566,000	3,671,407
4.375%, 4/19/28	1,885,000	1,770,224
3.75%, 10/28/29	2,166,000	1,923,733
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	5,407,858	5,009,666
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 144A, 8.00%, 9/20/25	2,653,195	2,658,608
144A, 8.00%, 9/20/25	2,335,366	2,340,375
United Airlines, Inc. 144A, 4.375%, 4/15/26	8,846,000	8,339,814
144A, 4.625%, 4/15/29	8,846,000	7,876,785

(Cost $61,341,880)		57,874,461

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Apparel — 0.2%
Hanesbrands, Inc. 144A, 4.875%, 5/15/26	$3,981,000	$3,722,203
144A, 9.00%, 2/15/31	2,781,000	2,796,490
Levi Strauss & Co., 144A, 3.50%, 3/1/31	2,222,000	1,807,442

(Cost $8,799,078)		8,326,135

Auto Manufacturers — 3.9%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	1,782,000	1,674,452
144A, 5.875%, 6/1/29	2,222,000	2,148,548
144A, 3.75%, 1/30/31	4,453,000	3,724,002
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25	5,378,000	5,468,996
Ford Motor Co. 4.346%, 12/8/26	6,649,000	6,424,362
9.625%, 4/22/30	1,959,000	2,276,430
3.25%, 2/12/32	11,170,000	8,728,747
6.10%, 8/19/32	7,821,000	7,481,318
Ford Motor Credit Co. LLC 3.664%, 9/8/24	3,114,000	3,023,932
4.063%, 11/1/24	5,977,000	5,795,912
2.30%, 2/10/25	4,931,000	4,637,364
4.687%, 6/9/25	2,407,000	2,319,153
5.125%, 6/16/25	6,936,000	6,758,506
4.134%, 8/4/25	5,593,000	5,332,041
3.375%, 11/13/25	8,394,000	7,824,695
GMTN, 4.389%, 1/8/26	4,796,000	4,531,644
6.95%, 3/6/26	5,196,000	5,214,290
6.95%, 6/10/26	4,150,000	4,159,462
4.542%, 8/1/26	3,059,000	2,886,601
2.70%, 8/10/26	6,007,000	5,378,470
4.271%, 1/9/27	3,598,000	3,329,831
4.95%, 5/28/27	6,001,000	5,635,521
4.125%, 8/17/27	4,984,000	4,530,748
3.815%, 11/2/27	2,992,000	2,664,231
7.35%, 11/4/27	6,009,000	6,134,768
2.90%, 2/16/28	3,004,000	2,566,248
6.80%, 5/12/28	6,009,000	6,012,600
2.90%, 2/10/29	3,035,000	2,507,702
5.113%, 5/3/29	6,007,000	5,531,349
7.35%, 3/6/30	4,537,000	4,622,550
7.20%, 6/10/30	3,393,000	3,447,695
4.00%, 11/13/30	6,607,000	5,596,314
3.625%, 6/17/31	3,995,000	3,240,407

(Cost $164,717,135)		151,608,889

Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd. 144A, 4.875%, 8/15/26	3,544,000	3,411,239
144A, 7.00%, 4/15/28	2,278,000	2,303,637
144A, 8.25%, 4/15/31	2,222,000	2,280,030
American Axle & Manufacturing, Inc. 6.50%, 4/1/27	2,222,000	2,108,335
6.875%, 7/1/28	1,818,000	1,669,169
5.00%, 10/1/29	2,695,000	2,221,239
Clarios Global LP, 144A, 6.75%, 5/15/25	2,005,000	2,006,015

	Principal Amount	Value
Auto Parts & Equipment (Continued)
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26	$3,994,000	$3,958,961
144A, 8.50%, 5/15/27	7,397,000	7,485,335
144A, 6.75%, 5/15/28	3,317,000	3,311,402
Dana, Inc. 5.375%, 11/15/27	1,785,000	1,690,279
5.625%, 6/15/28	1,748,000	1,647,070
4.25%, 9/1/30	1,815,000	1,494,053
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	3,611,000	3,690,980
5.00%, 5/31/26	4,000,000	3,864,271
4.875%, 3/15/27	3,019,000	2,842,640
5.00%, 7/15/29	3,736,000	3,326,796
5.25%, 4/30/31	2,433,000	2,136,478
5.25%, 7/15/31	2,771,000	2,389,018
5.625%, 4/30/33	2,005,000	1,722,476
Tenneco, Inc., 144A, 8.00%, 11/17/28	8,500,000	7,012,755
ZF North America Capital, Inc. 144A, 4.75%, 4/29/25	4,766,000	4,634,887
144A, 6.875%, 4/14/28	2,694,000	2,682,983
144A, 7.125%, 4/14/30	2,674,000	2,711,829

(Cost $76,333,715)		72,601,877

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc. 144A, 4.00%, 1/15/28	3,126,000	2,832,767
144A, 3.875%, 11/15/29	1,772,000	1,529,251
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	5,669,000	4,954,894
Ritchie Bros Holdings, Inc. 144A, 6.75%, 3/15/28	2,433,000	2,448,436
144A, 7.75%, 3/15/31	3,526,000	3,627,994

(Cost $16,639,510)		15,393,342

Entertainment — 3.7%
AMC Entertainment Holdings, Inc. 144A, 10.00%, 6/15/26	6,432,466	4,466,679
144A, 7.50%, 2/15/29	4,211,000	2,878,565
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	15,500,000	15,393,567
144A, 8.125%, 7/1/27	7,216,000	7,333,476
144A, 4.625%, 10/15/29	5,354,000	4,691,131
144A, 7.00%, 2/15/30	8,933,000	8,976,879
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	4,404,000	4,411,120
CDI Escrow Issuer, Inc., 144A, 5.75%, 4/1/30	5,452,000	5,076,723
Cedar Fair LP, 5.25%, 7/15/29	2,228,000	2,008,411
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	4,463,000	4,431,652
5.375%, 4/15/27	2,228,000	2,108,402

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Entertainment (Continued)
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	$2,654,000	$2,559,426
144A, 4.75%, 1/15/28	3,096,000	2,858,643
144A, 6.75%, 5/1/31	2,654,000	2,593,728
Cinemark USA, Inc. 144A, 5.875%, 3/15/26	1,791,000	1,721,024
144A, 5.25%, 7/15/28	3,400,000	3,023,076
International Game Technology PLC 144A, 6.50%, 2/15/25	2,228,000	2,231,921
144A, 4.125%, 4/15/26	3,342,000	3,175,585
144A, 6.25%, 1/15/27	3,333,000	3,303,353
144A, 5.25%, 1/15/29	3,317,000	3,122,266
Light & Wonder International, Inc. 144A, 7.00%, 5/15/28	3,121,000	3,112,311
144A, 7.25%, 11/15/29	2,237,000	2,244,606
144A, 7.50%, 9/1/31	2,450,000	2,486,567
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	2,555,000	2,511,786
144A, 6.50%, 5/15/27	5,308,000	5,316,891
144A, 4.75%, 10/15/27	4,227,000	3,941,678
144A, 3.75%, 1/15/28	2,222,000	1,983,732
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	5,222,000	4,867,687
Penn Entertainment, Inc. 144A, 5.625%, 1/15/27	1,785,000	1,689,267
144A, 4.125%, 7/1/29	1,785,000	1,455,411
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29	3,362,000	2,686,574
144A, 5.875%, 9/1/31	3,301,000	2,555,304
Six Flags Entertainment Corp. 144A, 5.50%, 4/15/27	2,222,000	2,093,457
144A, 7.25%, 5/15/31	3,689,000	3,540,589
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	2,666,000	2,659,047
WMG Acquisition Corp. 144A, 3.75%, 12/1/29	2,389,000	2,073,153
144A, 3.875%, 7/15/30	2,366,000	2,055,256
144A, 3.00%, 2/15/31	3,539,000	2,887,470
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 5.125%, 10/1/29	3,367,000	3,017,097
144A, 7.125%, 2/15/31	2,632,000	2,586,374

(Cost $152,866,132)		142,129,884

Food Service — 0.5%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	2,451,000	2,423,183
144A, 6.375%, 5/1/25	6,765,000	6,783,482
144A, 5.00%, 2/1/28	5,087,000	4,750,472
TKC Holdings, Inc. 144A, 6.875%, 5/15/28	2,101,000	1,901,468
144A, 10.50%, 5/15/29	2,975,000	2,471,927

(Cost $19,404,794)		18,330,532

Home Builders — 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	1,803,000	1,554,673

	Principal Amount	Value
Home Builders (Continued)
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A, 6.25%, 9/15/27	$2,654,000	$2,438,705
144A, 4.875%, 2/15/30	2,212,000	1,829,516
Mattamy Group Corp. 144A, 5.25%, 12/15/27	2,212,000	2,088,815
144A, 4.625%, 3/1/30	2,666,000	2,355,006
Meritage Homes Corp. 6.00%, 6/1/25	1,996,000	1,988,625
144A, 3.875%, 4/15/29	2,053,000	1,793,716
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	2,222,000	2,185,448
144A, 5.75%, 1/15/28	2,025,000	1,955,316
144A, 5.125%, 8/1/30	2,253,000	2,068,510

(Cost $22,443,137)		20,258,330

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 144A, 4.00%, 4/15/29	3,569,000	3,068,653
144A, 3.875%, 10/15/31	3,598,000	2,895,245

(Cost $7,043,977)		5,963,898

Housewares — 0.5%
Newell Brands, Inc. 4.875%, 6/1/25	2,232,000	2,157,990
4.70%, 4/1/26	8,780,000	8,401,541
6.375%, 9/15/27	2,293,000	2,244,737
6.625%, 9/15/29	2,328,000	2,308,489
Scotts Miracle-Gro Co. 4.50%, 10/15/29	1,821,000	1,524,832
4.00%, 4/1/31	2,128,000	1,674,481
4.375%, 2/1/32	1,829,000	1,449,848

(Cost $21,740,965)		19,761,918

Leisure Time — 3.4%
Carnival Corp. 144A, 7.625%, 3/1/26	6,444,000	6,429,634
144A, 5.75%, 3/1/27	15,481,000	14,558,085
144A, 9.875%, 8/1/27	4,017,000	4,245,190
144A, 4.00%, 8/1/28	10,796,000	9,669,293
144A, 6.00%, 5/1/29	8,847,000	8,015,502
144A, 7.00%, 8/15/29	2,050,000	2,081,855
144A, 10.50%, 6/1/30	4,423,000	4,715,338
Carnival Holdings Bermuda Ltd., 144A, 10.375%, 5/1/28	8,979,000	9,773,590
Life Time, Inc. 144A, 5.75%, 1/15/26	4,092,000	3,995,816
144A, 8.00%, 4/15/26	2,117,000	2,103,028
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	2,509,000	2,405,454
144A, 5.875%, 3/15/26	6,303,000	5,937,430
144A, 5.875%, 2/15/27	4,423,000	4,288,486
144A, 8.375%, 2/1/28	2,684,000	2,768,895
144A, 7.75%, 2/15/29	2,736,000	2,601,668
Royal Caribbean Cruises Ltd. 144A, 11.50%, 6/1/25	1,915,000	2,025,325
144A, 4.25%, 7/1/26	2,935,000	2,739,060
144A, 5.50%, 8/31/26	4,423,000	4,240,683

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Leisure Time (Continued)
144A, 5.375%, 7/15/27	$4,423,000	$4,163,001
144A, 11.625%, 8/15/27	5,529,000	6,026,805
3.70%, 3/15/28	2,222,000	1,937,281
144A, 5.50%, 4/1/28	6,751,000	6,323,997
144A, 8.25%, 1/15/29	4,448,000	4,652,688
144A, 9.25%, 1/15/29	4,567,000	4,868,509
144A, 7.25%, 1/15/30	3,126,000	3,172,205
Viking Cruises Ltd. 144A, 5.875%, 9/15/27	3,649,000	3,415,336
144A, 7.00%, 2/15/29	2,362,000	2,241,774
144A, 9.125%, 7/15/31	3,190,000	3,298,580

(Cost $136,343,210)		132,694,508

Lodging — 2.8%
Boyd Gaming Corp. 4.75%, 12/1/27	4,422,000	4,149,194
144A, 4.75%, 6/15/31	4,011,000	3,536,899
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	2,228,000	2,209,142
144A, 5.75%, 5/1/28	2,212,000	2,172,130
144A, 3.75%, 5/1/29	3,564,000	3,142,718
4.875%, 1/15/30	4,423,000	4,130,189
144A, 4.00%, 5/1/31	4,886,000	4,246,867
144A, 3.625%, 2/15/32	6,793,000	5,649,499
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	3,816,000	3,386,611
144A, 4.875%, 7/1/31	2,212,000	1,867,154
Las Vegas Sands Corp. 3.20%, 8/8/24	1,052,000	1,015,812
2.90%, 6/25/25	2,222,000	2,097,796
3.50%, 8/18/26	4,448,000	4,131,185
3.90%, 8/8/29	3,317,000	2,919,004
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29	2,222,000	1,879,635
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	4,406,000	4,189,681
144A, 5.25%, 4/26/26	2,222,000	2,060,081
144A, 5.625%, 7/17/27	2,814,000	2,517,855
144A, 5.75%, 7/21/28	3,810,000	3,374,292
144A, 5.375%, 12/4/29	5,087,000	4,271,412
MGM Resorts International 6.75%, 5/1/25	3,471,000	3,479,813
5.75%, 6/15/25	2,986,000	2,947,712
4.625%, 9/1/26	1,769,000	1,667,762
5.50%, 4/15/27	2,986,000	2,855,695
4.75%, 10/15/28	3,324,000	3,019,594
Station Casinos LLC 144A, 4.50%, 2/15/28	3,070,000	2,750,413
144A, 4.625%, 12/1/31	2,200,000	1,815,594
Studio City Finance Ltd. 144A, 6.00%, 7/15/25	2,252,000	2,131,563
144A, 6.50%, 1/15/28	2,242,000	1,900,689
144A, 5.00%, 1/15/29	4,886,000	3,666,479
Travel + Leisure Co. 144A, 6.625%, 7/31/26	2,875,000	2,838,238
6.00%, 4/1/27	1,787,000	1,735,552

	Principal Amount	Value
Lodging (Continued)
144A, 4.50%, 12/1/29	$2,889,000	$2,480,958
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 5.50%, 3/1/25	6,287,000	6,216,567
144A, 5.25%, 5/15/27	4,247,000	4,023,313

(Cost $115,805,571)		106,477,098

Retail — 4.9%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	2,228,000	2,213,257
144A, 3.875%, 1/15/28	6,881,000	6,264,458
144A, 4.375%, 1/15/28	3,317,000	3,048,097
144A, 3.50%, 2/15/29	3,357,000	2,942,298
144A, 4.00%, 10/15/30	12,883,000	10,921,637
Asbury Automotive Group, Inc. 4.50%, 3/1/28	1,769,000	1,615,153
144A, 4.625%, 11/15/29	3,559,000	3,143,462
4.75%, 3/1/30	2,038,000	1,791,602
144A, 5.00%, 2/15/32	2,666,000	2,289,333
Bath & Body Works, Inc. 5.25%, 2/1/28	2,222,000	2,133,772
7.50%, 6/15/29	2,146,000	2,165,256
144A, 6.625%, 10/1/30	4,423,000	4,317,307
Beacon Roofing Supply, Inc., 144A, 6.50%, 8/1/30	2,670,000	2,640,630
Carvana Co. 144A, 5.50%, 4/15/27	2,654,000	1,952,747
144A, 5.875%, 10/1/28	2,674,000	1,647,572
144A, 4.875%, 9/1/29	3,317,000	1,982,850
144A, 10.25%, 5/1/30	14,501,000	11,256,044
eG Global Finance PLC 144A, 6.75%, 2/7/25	3,088,000	3,046,034
144A, 8.50%, 10/30/25	2,597,000	2,573,680
Ferrellgas LP / Ferrellgas Finance Corp. 144A, 5.375%, 4/1/26	2,905,000	2,733,217
144A, 5.875%, 4/1/29	3,749,000	3,312,768
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 144A, 4.625%, 1/15/29	4,613,000	3,988,056
144A, 6.75%, 1/15/30	5,529,000	4,573,294
FirstCash, Inc. 144A, 4.625%, 9/1/28	2,247,000	2,000,762
144A, 5.625%, 1/1/30	2,433,000	2,211,326
Gap, Inc. 144A, 3.625%, 10/1/29	3,467,000	2,642,421
144A, 3.875%, 10/1/31	3,317,000	2,407,589
Kohl’s Corp., 4.625%, 5/1/31	2,316,000	1,707,239
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	3,742,000	3,269,446
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	1,785,000	1,650,230
144A, 3.875%, 6/1/29	3,517,000	3,022,980
144A, 4.375%, 1/15/31	2,444,000	2,081,559
Macy’s Retail Holdings LLC 144A, 5.875%, 4/1/29	2,327,000	2,105,674
144A, 5.875%, 3/15/30	1,922,000	1,683,480
144A, 6.125%, 3/15/32	1,889,000	1,621,518

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Retail (Continued)
Michaels Cos., Inc. 144A, 5.25%, 5/1/28	$3,821,000	$3,188,166
144A, 7.875%, 5/1/29	5,636,000	3,911,948
Murphy Oil USA, Inc. 4.75%, 9/15/29	2,222,000	2,040,885
144A, 3.75%, 2/15/31	2,212,000	1,862,725
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	4,886,000	4,647,839
Nordstrom, Inc. 4.375%, 4/1/30	2,291,000	1,834,805
4.25%, 8/1/31	1,880,000	1,415,978
Penske Automotive Group, Inc. 3.50%, 9/1/25	2,444,000	2,331,907
3.75%, 6/15/29	2,216,000	1,901,421
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	5,333,000	4,788,766
144A, 7.75%, 2/15/29	5,247,000	5,017,013
QVC, Inc. 4.45%, 2/15/25	2,602,000	2,341,382
4.75%, 2/15/27	2,555,000	1,689,268
4.375%, 9/1/28	2,291,000	1,298,571
Rite Aid Corp., 144A, 8.00%, 11/15/26	3,759,000	2,390,799
Sonic Automotive, Inc. 144A, 4.625%, 11/15/29	2,875,000	2,456,032
144A, 4.875%, 11/15/31	2,232,000	1,857,534
SRS Distribution, Inc. 144A, 4.625%, 7/1/28	2,905,000	2,588,933
144A, 6.125%, 7/1/29	2,069,000	1,800,960
144A, 6.00%, 12/1/29	3,840,000	3,287,309
Staples, Inc. 144A, 7.50%, 4/15/26	8,887,000	7,361,735
144A, 10.75%, 4/15/27	4,300,000	2,337,890
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	2,891,000	2,474,424
Yum! Brands, Inc. 144A, 4.75%, 1/15/30	3,539,000	3,262,241
3.625%, 3/15/31	4,775,000	4,053,617
4.625%, 1/31/32	4,906,000	4,394,089
5.375%, 4/1/32	4,553,000	4,275,109

(Cost $217,615,544)		189,768,094

Consumer, Non-cyclical — 16.1%
Agriculture — 0.3%
Darling Ingredients, Inc. 144A, 5.25%, 4/15/27	2,212,000	2,152,104
144A, 6.00%, 6/15/30	4,463,000	4,364,273
Vector Group Ltd. 144A, 10.50%, 11/1/26	3,005,000	3,017,486
144A, 5.75%, 2/1/29	3,890,000	3,388,259

(Cost $13,608,258)		12,922,122

Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29
(Cost $3,249,997)	3,317,000	2,913,653

	Principal Amount	Value
Commercial Services — 3.9%
ADT Security Corp., 144A, 4.125%, 8/1/29	$4,423,000	$3,866,432
Albion Financing 1 SARL / Aggreko Holdings, Inc., 144A, 6.125%, 10/15/26	2,511,000	2,378,570
Albion Financing 2SARL, 144A, 8.75%, 4/15/27	1,990,000	1,855,158
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	8,581,000	8,170,560
144A, 9.75%, 7/15/27	4,644,000	4,269,433
144A, 6.00%, 6/1/29	4,296,000	3,289,441
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	5,694,000	4,845,025
APX Group, Inc. 144A, 6.75%, 2/15/27	2,654,000	2,570,860
144A, 5.75%, 7/15/29	3,539,000	3,053,553
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 4.75%, 4/1/28	2,212,000	2,013,375
144A, 5.375%, 3/1/29	2,722,000	2,501,343
Block, Inc. 2.75%, 6/1/26	4,423,000	4,026,356
3.50%, 6/1/31	4,574,000	3,754,696
Brink’s Co. 144A, 5.50%, 7/15/25	1,769,000	1,741,054
144A, 4.625%, 10/15/27	2,655,000	2,471,575
Garda World Security Corp. 144A, 4.625%, 2/15/27	2,540,000	2,351,806
144A, 9.50%, 11/1/27	2,686,000	2,600,748
144A, 7.75%, 2/15/28	1,761,000	1,749,695
144A, 6.00%, 6/1/29	2,282,000	1,861,625
Gartner, Inc. 144A, 4.50%, 7/1/28	3,539,000	3,303,003
144A, 3.625%, 6/15/29	2,653,000	2,332,742
144A, 3.75%, 10/1/30	3,521,000	3,043,677
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	5,338,000	5,128,676
Hertz Corp. 144A, 4.625%, 12/1/26	2,374,000	2,151,532
144A, 5.00%, 12/1/29	4,423,000	3,640,878
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	4,705,000	4,000,814
144A, 5.75%, 11/1/28	4,578,000	3,434,301
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.75%, 4/15/26	5,967,000	5,861,097
144A, 3.375%, 8/31/27	4,423,000	3,937,740
144A, 6.25%, 1/15/28	5,750,500	5,470,732
Sabre GLBL, Inc. 144A, 7.375%, 9/1/25	3,856,000	3,793,353
144A, 11.25%, 12/15/27	2,455,000	2,341,976
Service Corp. International 4.625%, 12/15/27	2,451,000	2,306,146
5.125%, 6/1/29	3,486,000	3,289,912

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Commercial Services (Continued)
3.375%, 8/15/30	$3,760,000	$3,121,915
4.00%, 5/15/31	3,561,000	3,022,399
Sotheby’s, 144A, 7.375%, 10/15/27	3,384,000	3,084,585
United Rentals North America, Inc. 5.50%, 5/15/27	2,212,000	2,169,607
3.875%, 11/15/27	3,317,000	3,075,036
4.875%, 1/15/28	7,448,000	7,093,741
5.25%, 1/15/30	3,347,000	3,184,308
4.00%, 7/15/30	3,337,000	2,928,770
3.875%, 2/15/31	4,991,000	4,273,301
3.75%, 1/15/32	3,342,000	2,813,364
Williams Scotsman International, Inc. 144A, 6.125%, 6/15/25	2,369,000	2,350,106
144A, 4.625%, 8/15/28	2,262,000	2,066,111

(Cost $167,772,814)		152,591,127

Cosmetics/Personal Care — 0.4%
Coty, Inc. 144A, 5.00%, 4/15/26	3,981,000	3,830,438
144A, 6.50%, 4/15/26	2,092,000	2,075,578
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 144A, 6.625%, 7/15/30	3,350,000	3,347,102
Edgewell Personal Care Co. 144A, 5.50%, 6/1/28	3,317,000	3,129,291
144A, 4.125%, 4/1/29	2,281,000	1,978,859

(Cost $15,053,112)		14,361,268

Food — 2.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	3,342,000	3,108,303
144A, 7.50%, 3/15/26	2,647,000	2,688,201
144A, 4.625%, 1/15/27	6,071,000	5,749,218
144A, 5.875%, 2/15/28	3,317,000	3,222,263
144A, 6.50%, 2/15/28	3,387,000	3,374,867
144A, 3.50%, 3/15/29	5,969,000	5,168,127
144A, 4.875%, 2/15/30	4,448,000	4,085,420
B&G Foods, Inc. 5.25%, 4/1/25	3,923,000	3,832,781
5.25%, 9/15/27	2,433,000	2,157,807
Lamb Weston Holdings, Inc. 144A, 4.875%, 5/15/28	2,237,000	2,114,800
144A, 4.125%, 1/31/30	4,291,000	3,777,525
144A, 4.375%, 1/31/32	3,219,000	2,796,860
Performance Food Group, Inc. 144A, 5.50%, 10/15/27	4,689,000	4,519,856
144A, 4.25%, 8/1/29	4,453,000	3,922,890
Pilgrim’s Pride Corp. 144A, 5.875%, 9/30/27	3,909,000	3,868,754
3.50%, 3/1/32	3,950,000	3,184,529
6.25%, 7/1/33	4,448,000	4,420,148
Post Holdings, Inc. 144A, 5.75%, 3/1/27	2,031,000	1,986,875
144A, 5.625%, 1/15/28	4,162,000	3,995,796
144A, 5.50%, 12/15/29	5,480,000	5,078,174
144A, 4.625%, 4/15/30	6,466,000	5,734,793

	Principal Amount	Value
Food (Continued)
144A, 4.50%, 9/15/31	$4,916,000	$4,221,273
Sigma Holdco BV, 144A, 7.875%, 5/15/26	2,156,000	1,835,970
US Foods, Inc. 144A, 6.25%, 4/15/25	4,707,000	4,723,498
144A, 4.75%, 2/15/29	4,006,000	3,656,348
144A, 4.625%, 6/1/30	2,189,000	1,947,598

(Cost $102,392,732)		95,172,674

Healthcare-Products — 1.2%
Avantor Funding, Inc. 144A, 4.625%, 7/15/28	6,856,000	6,370,845
144A, 3.875%, 11/1/29	3,539,000	3,107,169
Hologic, Inc. 144A, 4.625%, 2/1/28	1,794,000	1,687,896
144A, 3.25%, 2/15/29	4,216,000	3,665,460
Medline Borrower LP 144A, 3.875%, 4/1/29	20,101,000	17,512,214
144A, 5.25%, 10/1/29	11,156,000	9,918,263
Teleflex, Inc. 4.625%, 11/15/27	2,212,000	2,088,150
144A, 4.25%, 6/1/28	2,212,000	2,037,052

(Cost $47,901,978)		46,387,049

Healthcare-Services — 4.7%
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	2,292,000	2,142,367
144A, 3.125%, 2/15/29	2,463,000	2,075,028
144A, 3.50%, 4/1/30	2,881,000	2,425,403
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	2,212,000	2,032,773
144A, 3.75%, 3/15/29	2,262,000	1,998,601
144A, 4.00%, 3/15/31	2,206,000	1,907,018
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	9,332,000	9,118,474
144A, 5.625%, 3/15/27	8,480,000	7,470,359
144A, 8.00%, 12/15/27	3,096,000	2,979,451
144A, 6.875%, 4/1/28	3,453,000	2,076,781
144A, 6.00%, 1/15/29	3,981,000	3,338,586
144A, 6.875%, 4/15/29	6,202,000	3,758,713
144A, 6.125%, 4/1/30	5,559,000	3,173,800
144A, 5.25%, 5/15/30	6,859,000	5,415,946
144A, 4.75%, 2/15/31	4,679,000	3,490,066
DaVita, Inc. 144A, 4.625%, 6/1/30	12,318,000	10,577,024
144A, 3.75%, 2/15/31	6,635,000	5,289,141
Encompass Health Corp. 4.50%, 2/1/28	3,539,000	3,290,396
4.75%, 2/1/30	3,539,000	3,231,198
4.625%, 4/1/31	1,854,000	1,626,859
IQVIA, Inc. 144A, 5.00%, 10/15/26	4,644,000	4,490,370
144A, 5.00%, 5/15/27	4,891,000	4,713,020
144A, 6.50%, 5/15/30	2,212,000	2,226,636
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/27	2,654,000	2,288,743

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Healthcare-Services (Continued)
LifePoint Health, Inc. 144A, 5.375%, 1/15/29	$2,298,000	$1,591,421
144A, 9.875%, 8/15/30	3,550,000	3,512,796
ModivCare, Inc., 144A, 5.875%, 11/15/25	2,328,000	2,211,274
Molina Healthcare, Inc. 144A, 4.375%, 6/15/28	3,555,000	3,265,964
144A, 3.875%, 11/15/30	2,889,000	2,469,667
144A, 3.875%, 5/15/32	3,353,000	2,784,153
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	5,728,000	5,362,560
Select Medical Corp., 144A, 6.25%, 8/15/26	5,419,000	5,372,841
Team Health Holdings, Inc., 144A, 6.375%, 2/1/25	3,160,000	2,436,961
Tenet Healthcare Corp. 4.875%, 1/1/26	9,583,000	9,282,119
6.25%, 2/1/27	6,695,000	6,598,825
5.125%, 11/1/27	6,660,000	6,307,231
4.625%, 6/15/28	2,654,000	2,446,287
6.125%, 10/1/28	11,223,000	10,803,316
4.25%, 6/1/29	6,253,000	5,584,105
4.375%, 1/15/30	6,472,000	5,755,926
6.125%, 6/15/30	8,927,000	8,661,329
144A, 6.75%, 5/15/31	6,106,000	6,082,420

(Cost $202,632,002)		181,665,948

Household Products/Wares — 0.1%
Central Garden & Pet Co. 4.125%, 10/15/30	2,222,000	1,914,404
144A, 4.125%, 4/30/31	1,769,000	1,503,539
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	2,272,000	1,905,617

(Cost $6,097,011)		5,323,560

Pharmaceuticals — 2.9%
AdaptHealth LLC 144A, 4.625%, 8/1/29	2,222,000	1,813,785
144A, 5.125%, 3/1/30	2,666,000	2,189,283
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	3,297,000	3,008,173
144A, 8.50%, 1/31/27	2,856,000	1,592,063
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	7,569,000	6,824,286
144A, 9.00%, 12/15/25	4,291,000	3,931,479
144A, 6.125%, 2/1/27	4,447,000	2,928,483
144A, 5.75%, 8/15/27	2,262,000	1,418,825
144A, 5.00%, 1/30/28	1,934,000	842,637
144A, 4.875%, 6/1/28	7,137,000	4,241,683
144A, 11.00%, 9/30/28	7,847,000	5,621,883
144A, 5.00%, 2/15/29	2,088,000	875,989
144A, 6.25%, 2/15/29	3,648,000	1,599,995
144A, 5.25%, 1/30/30	3,549,000	1,502,030
144A, 5.25%, 2/15/31	2,035,000	858,176
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	2,222,000	2,014,221

	Principal Amount	Value
Pharmaceuticals (Continued)
Grifols SA, 144A, 4.75%, 10/15/28	$3,126,000	$2,745,472
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A, 7.875%, 9/1/25	2,654,000	2,556,359
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	2,736,000	2,048,553
Jazz Securities DAC, 144A, 4.375%, 1/15/29	6,780,000	6,080,903
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A, 10.00%, 4/15/25 (a)	1,894,000	1,499,316
Organon & Co. / Organon Foreign Debt Co.-Issuer BV 144A, 4.125%, 4/30/28	9,379,000	8,496,630
144A, 5.125%, 4/30/31	8,977,000	7,652,578
Owens & Minor, Inc. 144A, 4.50%, 3/31/29	2,213,000	1,877,599
144A, 6.625%, 4/1/30	2,533,000	2,306,760
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	3,066,000	2,963,505
4.375%, 3/15/26	3,096,000	2,941,744
4.65%, 6/15/30	3,444,000	3,050,988
Prestige Brands, Inc. 144A, 5.125%, 1/15/28	1,778,000	1,686,884
144A, 3.75%, 4/1/31	2,654,000	2,198,574
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 1/31/25	1,890,000	1,902,954
3.15%, 10/1/26	15,223,000	13,780,225
6.75%, 3/1/28	5,528,000	5,527,059

(Cost $135,408,032)		110,579,094

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Benteler International AG, 144A, 10.50%, 5/15/28
(Cost $2,250,950)	2,212,000	2,222,101

Energy — 10.4%
Oil & Gas — 4.7%
Antero Resources Corp. 144A, 7.625%, 2/1/29	1,842,000	1,887,311
144A, 5.375%, 3/1/30	2,796,000	2,618,059
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	2,661,000	2,648,023
144A, 5.875%, 6/30/29	1,782,000	1,625,000
Baytex Energy Corp. 144A, 8.75%, 4/1/27	1,846,000	1,891,029
144A, 8.50%, 4/30/30	3,580,000	3,632,465
Callon Petroleum Co. 144A, 8.00%, 8/1/28	2,875,000	2,917,958
144A, 7.50%, 6/15/30	2,660,000	2,632,086
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	1,829,000	1,877,026

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Oil & Gas (Continued)
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	$2,222,000	$2,170,771
144A, 5.875%, 2/1/29	2,372,000	2,271,988
144A, 6.75%, 4/15/29	4,410,000	4,382,362
Civitas Resources, Inc. 144A, 5.00%, 10/15/26	1,778,000	1,681,309
144A, 8.375%, 7/1/28	6,026,000	6,229,377
144A, 8.75%, 7/1/31	6,094,000	6,301,489
CNX Resources Corp. 144A, 6.00%, 1/15/29	2,222,000	2,118,046
144A, 7.375%, 1/15/31	2,222,000	2,220,161
Comstock Resources, Inc. 144A, 6.75%, 3/1/29	5,414,000	5,070,092
144A, 5.875%, 1/15/30	4,318,000	3,815,604
Crescent Energy Finance LLC 144A, 7.25%, 5/1/26	3,090,000	3,046,801
144A, 9.25%, 2/15/28	3,092,000	3,165,806
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	3,990,000	3,923,766
CVR Energy, Inc. 144A, 5.25%, 2/15/25	2,666,000	2,588,542
144A, 5.75%, 2/15/28	1,782,000	1,624,142
Earthstone Energy Holdings LLC 144A, 8.00%, 4/15/27	2,469,000	2,520,614
144A, 9.875%, 7/15/31	2,222,000	2,438,167
Energean PLC, 144A, 6.50%, 4/30/27	1,990,000	1,829,443
Kosmos Energy Ltd. 144A, 7.125%, 4/4/26	2,875,000	2,640,946
144A, 7.75%, 5/1/27	1,769,000	1,595,157
144A, 7.50%, 3/1/28	2,065,000	1,826,400
Leviathan Bond Ltd. 144A, REGS, 6.125%, 6/30/25	2,648,429	2,598,771
144A, REGS, 6.50%, 6/30/27	2,762,289	2,679,420
144A, REGS, 6.75%, 6/30/30	2,421,059	2,276,093
Matador Resources Co. 5.875%, 9/15/26	3,118,000	3,043,952
144A, 6.875%, 4/15/28	2,222,000	2,220,509
MEG Energy Corp. 144A, 7.125%, 2/1/27	2,261,000	2,287,994
144A, 5.875%, 2/1/29	2,654,000	2,538,285
Murphy Oil Corp. 5.875%, 12/1/27	2,403,000	2,364,770
6.375%, 7/15/28	2,058,000	2,058,594
Northern Oil and Gas, Inc. 144A, 8.125%, 3/1/28	3,133,000	3,143,370
144A, 8.75%, 6/15/31	2,222,000	2,272,592
Parkland Corp. 144A, 5.875%, 7/15/27	2,212,000	2,138,896
144A, 4.50%, 10/1/29	3,539,000	3,121,561
144A, 4.625%, 5/1/30	3,569,000	3,150,214
PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/25	2,978,000	2,980,879
6.00%, 2/15/28	3,656,000	3,458,893
144A, 7.875%, 9/15/30	2,240,000	2,231,118

	Principal Amount	Value
Oil & Gas (Continued)
Permian Resources Operating LLC, 144A, 5.875%, 7/1/29	$3,111,000	$3,003,265
Puma International Financing SA, 144A, 5.00%, 1/24/26	3,569,000	3,324,524
Range Resources Corp. 4.875%, 5/15/25	3,045,000	2,979,350
8.25%, 1/15/29	2,654,000	2,757,679
144A, 4.75%, 2/15/30	2,222,000	2,008,655
SM Energy Co. 6.75%, 9/15/26	1,879,000	1,872,799
6.625%, 1/15/27	1,855,000	1,833,482
6.50%, 7/15/28	1,774,000	1,735,682
Southwestern Energy Co. 5.375%, 2/1/29	3,102,000	2,947,040
5.375%, 3/15/30	5,308,000	4,966,923
4.75%, 2/1/32	5,175,000	4,589,666
Sunoco LP / Sunoco Finance Corp. 6.00%, 4/15/27	2,654,000	2,628,870
4.50%, 5/15/29	3,555,000	3,218,449
4.50%, 4/30/30	3,536,000	3,155,302
Transocean, Inc. 144A, 7.50%, 1/15/26	2,518,000	2,480,130
144A, 11.50%, 1/30/27	3,040,000	3,204,662
144A, 8.00%, 2/1/27	2,708,000	2,642,994
Tullow Oil PLC, 144A, 7.00%, 3/1/25	2,817,000	1,946,730
Vital Energy, Inc., 9.50%, 1/15/25	2,015,000	2,027,150

(Cost $188,909,094)		183,079,203

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	2,222,000	2,186,559
144A, 6.25%, 4/1/28	3,555,000	3,396,971
CGG SA, 144A, 8.75%, 4/1/27	2,228,000	1,919,406
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	3,232,000	3,198,508
6.875%, 9/1/27	3,342,000	3,260,941
Weatherford International Ltd., 144A, 8.625%, 4/30/30	7,147,000	7,318,175

(Cost $22,039,715)		21,280,560

Pipelines — 5.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	2,433,000	2,474,629
144A, 5.75%, 3/1/27	2,950,000	2,861,783
144A, 5.75%, 1/15/28	2,875,000	2,755,806
144A, 5.375%, 6/15/29	3,366,000	3,154,671
Buckeye Partners LP 144A, 4.125%, 3/1/25	2,362,000	2,276,803
3.95%, 12/1/26	2,654,000	2,450,332
4.125%, 12/1/27	1,763,000	1,604,665
144A, 4.50%, 3/1/28	2,225,000	2,021,190

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Pipelines (Continued)
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	$6,282,000	$5,735,909
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75%, 4/1/25	2,246,000	2,226,206
144A, 5.625%, 5/1/27	2,654,000	2,563,658
144A, 6.00%, 2/1/29	3,126,000	3,072,076
144A, 8.00%, 4/1/29	1,990,000	2,058,170
144A, 7.375%, 2/1/31	2,654,000	2,723,150
DT Midstream, Inc. 144A, 4.125%, 6/15/29	4,906,000	4,351,822
144A, 4.375%, 6/15/31	4,423,000	3,833,415
EnLink Midstream LLC 144A, 5.625%, 1/15/28	2,212,000	2,141,700
5.375%, 6/1/29	2,226,000	2,124,852
144A, 6.50%, 9/1/30	4,534,000	4,550,762
EnLink Midstream Partners LP 4.15%, 6/1/25	1,865,000	1,806,719
4.85%, 7/15/26	2,188,000	2,102,515
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	1,782,000	1,764,954
4.125%, 12/1/26	2,232,000	2,097,568
144A, 7.50%, 6/1/27	2,228,000	2,250,483
144A, 6.50%, 7/1/27	3,981,000	3,959,108
5.50%, 7/15/28	3,777,000	3,612,222
144A, 4.50%, 1/15/29	3,564,000	3,233,672
144A, 7.50%, 6/1/30	2,270,000	2,330,278
144A, 4.75%, 1/15/31	4,951,000	4,380,316
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	2,366,000	2,332,935
8.00%, 1/15/27	4,360,000	4,302,231
7.75%, 2/1/28	3,005,000	2,925,880
8.875%, 4/15/30	2,239,000	2,232,107
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	3,516,000	3,429,366
144A, 5.125%, 6/15/28	2,433,000	2,284,493
144A, 4.25%, 2/15/30	3,369,000	2,965,310
144A, 5.50%, 10/15/30	1,785,000	1,672,857
ITT Holdings LLC, 144A, 6.50%, 8/1/29	5,446,000	4,920,134
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	5,529,000	5,349,374
144A, 6.50%, 9/30/26	6,787,000	6,308,928
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	9,108,000	9,059,504
NuStar Logistics LP 5.75%, 10/1/25	2,654,000	2,604,859
6.00%, 6/1/26	2,430,000	2,384,146
5.625%, 4/28/27	2,433,000	2,362,321
6.375%, 10/1/30	2,610,000	2,514,618
Rockies Express Pipeline LLC 144A, 3.60%, 5/15/25	1,803,000	1,702,344
144A, 4.95%, 7/15/29	2,442,000	2,238,572
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 9.00%, 10/15/26	3,488,000	3,369,059

	Principal Amount	Value
Pipelines (Continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	$2,654,000	$2,657,120
144A, 6.00%, 3/1/27	1,961,000	1,879,315
144A, 5.50%, 1/15/28	3,317,000	3,078,392
144A, 6.00%, 12/31/30	3,243,000	2,904,220
144A, 6.00%, 9/1/31	2,073,000	1,843,115
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	5,881,000	5,093,267
144A, 6.25%, 1/15/30	4,391,000	4,281,362
144A, 4.125%, 8/15/31	5,590,000	4,747,373
144A, 3.875%, 11/1/33	5,570,000	4,529,522
Venture Global LNG, Inc. 144A, 8.125%, 6/1/28	9,952,000	10,047,718
144A, 8.375%, 6/1/31	10,066,000	10,162,322

(Cost $210,739,997)		198,702,198

Financial — 10.0%
Banks — 0.2%
Freedom Mortgage Corp. 144A, 8.25%, 4/15/25	2,423,000	2,390,002
144A, 7.625%, 5/1/26	2,175,000	2,002,885
144A, 6.625%, 1/15/27	2,250,000	1,971,749
144A, 6.625%, 1/15/27	122,000	106,913

(Cost $6,573,535)		6,471,549

Diversified Financial Services — 3.4%
AG Issuer LLC, 144A, 6.25%, 3/1/28	2,222,000	2,130,974
AG TTMT Escrow Issuer LLC, 144A, 8.625%, 9/30/27	2,212,000	2,281,966
Burford Capital Global Finance LLC, 144A, 9.25%, 7/1/31	1,840,000	1,863,000
Coinbase Global, Inc. 144A, 3.375%, 10/1/28	4,444,000	3,273,724
144A, 3.625%, 10/1/31	4,350,000	2,933,248
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	3,038,000	1,210,582
Home Point Capital, Inc., 144A, 5.00%, 2/1/26	2,511,000	2,365,364
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	4,497,000	3,844,355
LD Holdings Group LLC 144A, 6.50%, 11/1/25	2,212,000	1,861,923
144A, 6.125%, 4/1/28	2,670,000	1,740,619
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/28	2,212,000	2,257,833
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	2,666,000	2,551,789
144A, 5.50%, 8/15/28	3,777,000	3,427,339
144A, 5.125%, 12/15/30	2,964,000	2,515,035
144A, 5.75%, 11/15/31	2,654,000	2,277,133
Navient Corp. 5.875%, 10/25/24	2,212,000	2,180,988
6.75%, 6/25/25	2,216,000	2,203,054
6.75%, 6/15/26	2,212,000	2,175,635
5.00%, 3/15/27	3,096,000	2,819,914

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Diversified Financial Services (Continued)
4.875%, 3/15/28	$2,212,000	$1,928,643
5.50%, 3/15/29	3,430,000	2,935,413
9.375%, 7/25/30	2,292,000	2,304,709
NFP Corp. 144A, 4.875%, 8/15/28	2,444,000	2,183,243
144A, 6.875%, 8/15/28	9,177,000	8,097,999
OneMain Finance Corp. 6.875%, 3/15/25	5,548,000	5,525,231
7.125%, 3/15/26	7,077,000	6,969,803
3.50%, 1/15/27	3,342,000	2,911,383
6.625%, 1/15/28	3,454,000	3,233,341
3.875%, 9/15/28	2,912,000	2,390,883
9.00%, 1/15/29	1,930,000	1,958,361
5.375%, 11/15/29	3,305,000	2,862,791
4.00%, 9/15/30	3,758,000	2,930,695
Osaic Holdings, Inc., 144A, 10.75%, 8/1/27	1,831,000	1,841,927
PennyMac Financial Services, Inc. 144A, 5.375%, 10/15/25	2,875,000	2,785,300
144A, 4.25%, 2/15/29	2,900,000	2,403,019
144A, 5.75%, 9/15/31	2,262,000	1,903,883
PRA Group, Inc., 144A, 8.375%, 2/1/28	1,838,000	1,679,273
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 144A, 2.875%, 10/15/26	5,087,000	4,526,158
144A, 3.625%, 3/1/29	3,337,000	2,844,506
144A, 3.875%, 3/1/31	5,662,000	4,624,750
144A, 4.00%, 10/15/33	3,764,000	2,982,226
SLM Corp. 4.20%, 10/29/25	2,247,000	2,115,326
3.125%, 11/2/26	2,222,000	1,979,847
Synchrony Financial, 7.25%, 2/2/33	3,334,000	3,069,738
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	3,606,000	3,470,735
144A, 5.75%, 6/15/27	2,222,000	2,049,319
144A, 5.50%, 4/15/29	3,111,000	2,701,904

(Cost $147,761,941)		133,124,881

Insurance — 1.3%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	4,091,000	3,957,779
144A, 10.125%, 8/1/26	1,799,000	1,858,029
144A, 4.25%, 2/15/29	3,181,000	2,754,154
144A, 6.00%, 8/1/29	2,222,000	1,932,232
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 4.25%, 10/15/27	3,317,000	3,014,963
144A, 6.75%, 10/15/27	5,987,000	5,665,468
144A, 6.75%, 4/15/28	5,569,000	5,491,849
144A, 5.875%, 11/1/29	2,057,000	1,803,316
AssuredPartners, Inc. 144A, 7.00%, 8/15/25	2,232,000	2,212,100
144A, 5.625%, 1/15/29	2,458,000	2,138,069
HUB International Ltd. 144A, 7.00%, 5/1/26	7,421,000	7,413,774

	Principal Amount	Value
Insurance (Continued)
144A, 5.625%, 12/1/29	$2,457,000	$2,170,079
144A, 7.25%, 6/15/30	9,621,000	9,750,586

(Cost $51,461,391)		50,162,398

Real Estate — 0.6%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 144A, 7.00%, 4/15/30	1,772,800	1,591,443
Cushman & Wakefield US Borrower LLC 144A, 6.75%, 5/15/28	2,900,000	2,763,787
144A, 8.875%, 9/1/31	1,850,000	1,867,408
Howard Hughes Corp. 144A, 5.375%, 8/1/28	3,387,000	3,054,094
144A, 4.125%, 2/1/29	2,875,000	2,374,692
144A, 4.375%, 2/1/31	2,875,000	2,291,597
Kennedy-Wilson, Inc. 4.75%, 3/1/29	2,666,000	2,144,797
4.75%, 2/1/30	2,686,000	2,070,893
5.00%, 3/1/31	2,664,000	2,018,491
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 5.75%, 1/15/29	2,483,000	1,790,265
144A, 5.25%, 4/15/30	2,245,000	1,560,663

(Cost $27,825,075)		23,528,130

Real Estate Investment Trusts — 3.9%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26	4,295,000	3,946,130
144A, 4.50%, 4/1/27	3,342,000	2,795,299
Diversified Healthcare Trust 9.75%, 6/15/25	2,212,000	2,177,490
4.75%, 2/15/28	2,332,000	1,783,884
4.375%, 3/1/31	2,229,000	1,684,032
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	1,778,000	1,746,658
144A, 3.375%, 6/15/26	4,423,000	3,975,009
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	4,448,000	4,181,020
144A, 5.25%, 3/15/28	3,816,000	3,581,351
144A, 5.00%, 7/15/28	2,212,000	2,050,869
144A, 7.00%, 2/15/29	4,423,000	4,415,513
144A, 4.875%, 9/15/29	4,448,000	4,023,290
144A, 5.25%, 7/15/30	5,750,000	5,186,991
144A, 4.50%, 2/15/31	4,866,000	4,184,913
144A, 5.625%, 7/15/32	2,693,000	2,419,141
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 144A, 4.25%, 2/1/27	2,908,000	2,631,681
144A, 4.75%, 6/15/29	2,889,000	2,431,786
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	2,212,000	1,882,222
5.00%, 10/15/27	6,267,000	4,958,402
4.625%, 8/1/29	4,001,000	2,896,005
3.50%, 3/15/31	5,812,000	3,780,084

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Office Properties Income Trust 4.50%, 2/1/25	$2,914,000	$2,602,724
3.45%, 10/15/31	1,767,000	898,660
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	2,902,000	2,907,911
144A, 5.875%, 10/1/28	3,468,000	3,211,393
144A, 4.875%, 5/15/29	3,317,000	2,880,486
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	3,094,500	2,879,852
144A, 7.25%, 7/15/28	1,785,000	1,795,526
144A, 4.50%, 2/15/29	2,650,000	2,328,555
RLJ Lodging Trust LP 144A, 3.75%, 7/1/26	2,212,000	2,028,736
144A, 4.00%, 9/15/29	2,232,000	1,868,638
SBA Communications Corp. 3.875%, 2/15/27	6,616,000	6,122,898
3.125%, 2/1/29	6,634,000	5,680,594
Service Properties Trust 4.35%, 10/1/24	3,649,000	3,514,802
7.50%, 9/15/25	3,555,000	3,516,057
4.75%, 10/1/26	1,990,000	1,729,789
4.95%, 2/15/27	1,778,000	1,541,043
5.50%, 12/15/27	2,009,000	1,780,117
3.95%, 1/15/28	1,817,000	1,448,020
4.95%, 10/1/29	1,915,000	1,512,077
4.375%, 2/15/30	1,777,000	1,352,607
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	1,945,000	1,872,121
4.75%, 3/15/25	2,211,000	2,139,199
144A, 3.625%, 7/15/26	1,785,000	1,599,057
144A, 4.375%, 1/15/27	2,222,000	1,986,657
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 6.00%, 1/15/30	3,143,000	2,079,189
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 10.50%, 2/15/28	11,603,000	11,587,611
144A, 4.75%, 4/15/28	2,521,000	2,126,586
144A, 6.50%, 2/15/29	4,958,000	3,388,713
XHR LP 144A, 6.375%, 8/15/25	2,212,000	2,187,432
144A, 4.875%, 6/1/29	2,312,000	2,002,292

(Cost $167,784,440)		149,301,112

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	4,797,000	4,641,733
6.375%, 12/15/25	3,346,000	3,193,988
6.25%, 5/15/26	5,771,000	5,358,434
5.25%, 5/15/27	6,425,000	5,644,876
4.375%, 2/1/29	3,416,000	2,699,905

(Cost $23,799,565)		21,538,936

	Principal Amount	Value
Industrial — 9.1%
Aerospace/Defense — 2.9%
Bombardier, Inc. 144A, 7.125%, 6/15/26	$5,488,000	$5,400,675
144A, 7.875%, 4/15/27	8,459,000	8,452,240
144A, 6.00%, 2/15/28	3,317,000	3,103,549
144A, 7.50%, 2/1/29	3,353,000	3,288,007
Howmet Aerospace, Inc., 5.125%, 10/1/24	4,084,000	4,045,119
Rolls-Royce PLC 144A, 3.625%, 10/14/25	4,423,000	4,168,678
144A, 5.75%, 10/15/27	4,423,000	4,297,760
Spirit AeroSystems, Inc. 144A, 7.50%, 4/15/25	5,296,000	5,247,143
4.60%, 6/15/28	3,121,000	2,532,074
144A, 9.375%, 11/30/29	4,027,000	4,184,685
TransDigm, Inc. 144A, 6.25%, 3/15/26	19,461,000	19,296,224
6.375%, 6/15/26	4,529,000	4,533,290
7.50%, 3/15/27	2,444,000	2,451,371
5.50%, 11/15/27	11,718,000	11,129,342
144A, 6.75%, 8/15/28	9,238,000	9,279,802
4.625%, 1/15/29	5,308,000	4,760,108
4.875%, 5/1/29	3,352,000	3,019,061
144A, 6.875%, 12/15/30	6,681,000	6,732,644
Triumph Group, Inc. 7.75%, 8/15/25	2,148,000	2,024,393
144A, 9.00%, 3/15/28	5,486,000	5,508,114

(Cost $117,422,082)		113,454,279

Building Materials — 0.8%
Builders FirstSource, Inc. 144A, 5.00%, 3/1/30	2,433,000	2,237,396
144A, 4.25%, 2/1/32	5,800,000	4,935,997
144A, 6.375%, 6/15/32	3,105,000	3,029,552
Smyrna Ready Mix Concrete LLC, 144A, 6.00%, 11/1/28	4,886,000	4,696,455
Standard Industries, Inc. 144A, 5.00%, 2/15/27	3,777,000	3,584,823
144A, 4.75%, 1/15/28	4,423,000	4,078,101
144A, 4.375%, 7/15/30	7,102,000	6,090,537
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	3,096,000	2,903,336

(Cost $34,731,133)		31,556,197

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	2,619,000	2,317,594
144A, 4.375%, 3/31/29	3,500,000	3,001,670
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	6,696,000	6,732,085
144A, 7.25%, 6/15/28	5,886,000	5,975,920

(Cost $18,940,604)		18,027,269

Electronics — 0.4%
Sensata Technologies BV 144A, 5.625%, 11/1/24	1,778,000	1,763,696

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Electronics (Continued)
144A, 5.00%, 10/1/25	$3,090,000	$3,014,452
144A, 4.00%, 4/15/29	4,473,000	3,932,232
144A, 5.875%, 9/1/30	2,252,000	2,130,702
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	2,016,000	1,784,996
144A, 3.75%, 2/15/31	3,442,000	2,887,421

(Cost $17,182,273)		15,513,499

Engineering & Construction — 0.3%
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/30	5,972,000	6,166,269
Fluor Corp., 4.25%, 9/15/28	2,651,000	2,474,576
IHS Holding Ltd. 144A, 5.625%, 11/29/26	2,226,000	1,922,619
144A, 6.25%, 11/29/28	2,212,000	1,787,650

(Cost $12,423,810)		12,351,114

Environmental Control — 0.6%
Clean Harbors, Inc., 144A, 6.375%, 2/1/31	2,312,000	2,301,726
Covanta Holding Corp., 5.00%, 9/1/30	1,785,000	1,515,525
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	2,212,000	2,141,694
144A, 3.75%, 8/1/25	3,317,000	3,161,350
144A, 5.125%, 12/15/26	2,212,000	2,142,500
144A, 4.00%, 8/1/28	3,367,000	3,008,375
144A, 3.50%, 9/1/28	3,334,000	2,950,153
144A, 4.75%, 6/15/29	3,337,000	3,026,069
144A, 4.375%, 8/15/29	2,433,000	2,153,596
Stericycle, Inc., 144A, 3.875%, 1/15/29	2,222,000	1,937,579

(Cost $26,469,259)		24,338,567

Machinery-Diversified — 0.3%
SPX FLOW, Inc., 144A, 8.75%, 4/1/30	2,222,000	2,106,609
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	1,780,000	1,651,531
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	6,899,000	6,472,873

(Cost $10,702,865)		10,231,013

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc., 5.75%, 6/15/25	1,797,000	1,787,431
Trinity Industries, Inc., 144A, 7.75%, 7/15/28	1,785,000	1,817,234

(Cost $3,631,845)		3,604,665

Packaging & Containers — 2.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 6.00%, 6/15/27	2,666,000	2,602,310
144A, 3.25%, 9/1/28	2,780,000	2,363,376
144A, 4.00%, 9/1/29	4,644,000	3,779,506

	Principal Amount	Value
Packaging & Containers (Continued)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	$3,096,000	$3,019,673
144A, 4.125%, 8/15/26	5,374,000	5,024,998
144A, 5.25%, 8/15/27	4,518,000	3,848,056
144A, 5.25%, 8/15/27	3,579,000	3,048,294
Ball Corp. 5.25%, 7/1/25	4,668,000	4,607,179
4.875%, 3/15/26	3,501,000	3,400,868
6.875%, 3/15/28	3,348,000	3,399,409
6.00%, 6/15/29	4,448,000	4,387,316
2.875%, 8/15/30	5,800,000	4,735,699
3.125%, 9/15/31	3,764,000	3,050,935
Berry Global, Inc., 144A, 5.625%, 7/15/27	2,242,000	2,199,876
Crown Americas LLC, 5.25%, 4/1/30	2,212,000	2,086,580
Graphic Packaging International LLC 144A, 3.50%, 3/15/28	2,009,000	1,791,794
144A, 3.75%, 2/1/30	1,822,000	1,554,777
LABL, Inc. 144A, 6.75%, 7/15/26	3,075,000	3,008,941
144A, 10.50%, 7/15/27	3,110,000	2,980,369
144A, 5.875%, 11/1/28	2,204,000	1,996,950
144A, 8.25%, 11/1/29	2,044,000	1,710,793
Mauser Packaging Solutions Holding Co. 144A, 7.875%, 8/15/26	12,346,000	12,169,197
144A, 9.25%, 4/15/27	6,019,000	5,462,728
OI European Group BV, 144A, 4.75%, 2/15/30	1,785,000	1,608,517
Owens-Brockway Glass Container, Inc. 144A, 6.625%, 5/13/27	2,719,000	2,690,124
144A, 7.25%, 5/15/31	3,066,000	3,077,791
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	4,423,000	3,978,402
Sealed Air Corp. 144A, 5.125%, 12/1/24	1,880,000	1,855,889
144A, 5.50%, 9/15/25	1,769,000	1,744,154
144A, 4.00%, 12/1/27	1,897,000	1,731,939
144A, 5.00%, 4/15/29	1,906,000	1,767,272
Sealed Air Corp./Sealed Air Corp., 144A, 6.125%, 2/1/28	3,435,000	3,377,750
Silgan Holdings, Inc., 4.125%, 2/1/28	2,546,000	2,334,988

(Cost $114,145,512)		106,396,450

Transportation — 0.2%
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/28	2,580,000	2,333,094
Seaspan Corp., 144A, 5.50%, 8/1/29	3,333,000	2,595,205
XPO, Inc., 144A, 7.125%, 6/1/31	1,990,000	2,002,318

(Cost $7,549,607)		6,930,617

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	$2,875,000	$2,841,639
144A, 9.75%, 8/1/27	1,799,000	1,868,627
144A, 5.50%, 5/1/28	4,419,000	4,109,073

(Cost $9,189,404)		8,819,339

Technology — 4.4%
Computers — 1.3%
McAfee Corp., 144A, 7.375%, 2/15/30	9,032,000	7,905,805
NCR Corp. 144A, 5.75%, 9/1/27	2,197,000	2,220,539
144A, 5.00%, 10/1/28	2,875,000	2,640,888
144A, 5.125%, 4/15/29	5,308,000	4,833,222
144A, 6.125%, 9/1/29	2,213,000	2,280,733
144A, 5.25%, 10/1/30	2,110,000	1,895,073
Presidio Holdings, Inc. 144A, 4.875%, 2/1/27	2,322,000	2,173,302
144A, 8.25%, 2/1/28	2,432,000	2,358,790
Seagate HDD Cayman 4.75%, 1/1/25	2,139,000	2,091,692
4.875%, 6/1/27	2,537,000	2,431,694
4.091%, 6/1/29	2,213,000	1,939,252
144A, 8.25%, 12/15/29	2,232,000	2,343,750
144A, 8.50%, 7/15/31	2,222,000	2,330,403
144A, 9.625%, 12/1/32	3,332,495	3,694,937
Western Digital Corp., 4.75%, 2/15/26	10,223,000	9,746,820

(Cost $53,745,146)		50,886,900

Office/Business Equipment — 0.2%
Xerox Holdings Corp. 144A, 5.00%, 8/15/25	3,427,000	3,272,706
144A, 5.50%, 8/15/28	3,447,000	3,000,937

(Cost $6,910,793)		6,273,643

Semiconductors — 0.5%
ams-OSRAM AG, 144A, 7.00%, 7/31/25	2,000,000	1,835,620
Entegris Escrow Corp. 144A, 4.75%, 4/15/29	7,076,000	6,569,548
144A, 5.95%, 6/15/30	3,979,000	3,814,397
Entegris, Inc. 144A, 4.375%, 4/15/28	1,778,000	1,622,646
144A, 3.625%, 5/1/29	1,774,000	1,526,341
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	3,096,000	2,758,830

(Cost $18,772,275)		18,127,382

Software — 2.4%
Alteryx, Inc., 144A, 8.75%, 3/15/28	2,000,000	1,931,781
AthenaHealth Group, Inc., 144A, 6.50%, 2/15/30	10,505,000	9,133,743
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	2,678,000	2,683,758

	Principal Amount	Value
Software (Continued)
Clarivate Science Holdings Corp. 144A, 3.875%, 7/1/28	$4,094,000	$3,616,218
144A, 4.875%, 7/1/29	4,177,000	3,644,831
Cloud Software Group, Inc. 144A, 6.50%, 3/31/29	17,718,000	15,863,859
144A, 9.00%, 9/30/29	17,279,000	15,445,556
Fair Isaac Corp. 144A, 5.25%, 5/15/26	1,786,000	1,735,206
144A, 4.00%, 6/15/28	4,006,000	3,667,530
MicroStrategy, Inc., 144A, 6.125%, 6/15/28	2,222,000	1,991,267
Open Text Corp. 144A, 3.875%, 2/15/28	4,000,000	3,563,465
144A, 3.875%, 12/1/29	3,777,000	3,207,503
Open Text Holdings, Inc. 144A, 4.125%, 2/15/30	4,000,000	3,450,599
144A, 4.125%, 12/1/31	2,969,000	2,467,582
PTC, Inc. 144A, 3.625%, 2/15/25	2,207,000	2,132,343
144A, 4.00%, 2/15/28	2,212,000	2,034,310
RingCentral, Inc., 144A, 8.50%, 8/15/30	1,770,000	1,743,070
ROBLOX Corp., 144A, 3.875%, 5/1/30	4,483,000	3,702,536
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	8,926,000	8,601,552
Twilio, Inc. 3.625%, 3/15/29	2,312,000	1,985,650
3.875%, 3/15/31	2,248,000	1,884,723

(Cost $99,836,666)		94,487,082

Utilities — 2.7%
Electric — 2.4%
Calpine Corp. 144A, 5.25%, 6/1/26	1,858,000	1,824,561
144A, 4.50%, 2/15/28	5,529,000	5,128,965
144A, 5.125%, 3/15/28	6,418,000	5,851,170
144A, 4.625%, 2/1/29	2,889,000	2,516,745
144A, 5.00%, 2/1/31	3,760,000	3,181,265
144A, 3.75%, 3/1/31	3,981,000	3,327,538
Clearway Energy Operating LLC 144A, 4.75%, 3/15/28	3,777,000	3,494,879
144A, 3.75%, 2/15/31	4,111,000	3,384,409
DPL, Inc., 4.125%, 7/1/25	1,835,000	1,747,278
Drax Finco PLC, 144A, 6.625%, 11/1/25	2,212,000	2,177,202
FirstEnergy Corp.
Series B, 4.15%, 7/15/27	6,665,000	6,294,465
2.65%, 3/1/30	2,840,000	2,372,854
Series B, 2.25%, 9/1/30	2,000,000	1,606,922
NextEra Energy Operating Partners LP 144A, 3.875%, 10/15/26	2,208,000	2,041,967
144A, 4.50%, 9/15/27	2,433,000	2,260,710
NRG Energy, Inc. 5.75%, 1/15/28	3,649,000	3,452,486
144A, 3.375%, 2/15/29	2,322,000	1,916,256

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

	Principal Amount	Value
Electric (Continued)
144A, 5.25%, 6/15/29	$3,242,000	$2,915,774
144A, 3.625%, 2/15/31	4,577,000	3,574,803
PG&E Corp. 5.00%, 7/1/28	4,443,000	4,091,701
5.25%, 7/1/30	4,536,000	4,042,324
Talen Energy Supply LLC, 144A, 8.625%, 6/1/30	5,308,000	5,532,465
TransAlta Corp., 7.75%, 11/15/29	1,785,000	1,845,155
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	4,423,000	4,270,204
144A, 5.625%, 2/15/27	5,815,000	5,603,182
144A, 5.00%, 7/31/27	5,775,000	5,436,635
144A, 4.375%, 5/1/29	5,672,000	5,005,978

(Cost $104,302,760)		94,897,893

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.50%, 5/20/25	3,096,000	3,041,463
5.875%, 8/20/26	3,011,000	2,859,002

	Principal Amount	Value
Gas (Continued)
5.75%, 5/20/27	$2,479,000	$2,295,327
144A, 9.375%, 6/1/28	2,202,000	2,259,098

(Cost $11,095,736)		10,454,890

TOTAL CORPORATE BONDS (Cost $4,163,307,508)		3,776,622,772

	Number of Shares
CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $49,189,697)	49,189,697	49,189,697

TOTAL INVESTMENTS — 99.1% (Cost $4,212,497,205)		$3,825,812,469
Other assets and liabilities, net — 0.9%		33,350,507

NET ASSETS — 100.0%		$3,859,162,976

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
CORPORATE BONDS — 0.0%
Financial — 0.0%
Deutsche Bank AG, 5.882%, 7/08/31 (c)
1,711,027	573,064	(2,188,899)		(536,171)	440,979	19,503	—	—	—
Deutsche Bank AG, 3.729%, 1/14/32 (c)
3,593,664	619,222	(4,058,837)		(1,424,285)	1,270,236	29,417	—	—	—
Deutsche Bank AG, 3.742%, 1/07/33 (c)
3,472,027	592,104	(3,923,327)		(1,320,470)	1,179,666	29,725	—	—	—

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(d)
78,245,816	—	(78,245,816	)(e)	—	—	1,482,026	—	—	—

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
21,909,142	416,444,027	(389,163,472)		—	—	1,177,512	—	49,189,697	49,189,697

108,931,676	418,228,417	(477,580,351)		(3,280,926)	2,890,881	2,738,183	—	49,189,697	49,189,697

(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2023

GMTN:	Global Medium Term Note
REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$3,776,622,772	$—	$3,776,622,772
Short-Term Investments (a)	49,189,697	—	—	49,189,697

TOTAL	$49,189,697	$3,776,622,772	$—	$3,825,812,469

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	66

This Page is Intentionally Left Blank

67

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2023

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF
Assets
Investment in non-affiliated securities at value	$11,649,608	$219,110,839	$—	$80,972,028
Investment in affiliated securities at value	—	—	43,618,058	—
Investment in DWS Government Money Market Series	203,368	3,360,237	311,422	1,126,201
Investment in DWS Government & Agency Securities Portfolio*	—	—	6,535,150	—
Foreign currency at value	3	472	—	28
Receivables:
Investment securities sold	321,691	3,990,335	—	1,626,528
Dividends	—	—	472	—
Interest	232,751	3,039,906	1,414	1,394,641
Securities lending income	—	—	232	—

Total assets	$12,407,421	$229,501,789	$50,466,748	$85,119,426

Liabilities
Payable upon return of securities loaned	$—	$—	$6,535,150	$—
Payables:
Investment securities purchased	426,360	6,451,105	—	2,404,254
Investment advisory fees	2,004	42,580	5,561	13,893

Total liabilities	428,364	6,493,685	6,540,711	2,418,147

Net Assets, at value	$11,979,057	$223,008,104	$43,926,037	$82,701,279

Net Assets Consist of
Paid-in capital	$24,958,877	$299,643,293	$47,774,051	$88,125,259
Distributable earnings (loss)	(12,979,820)	(76,635,189)	(3,848,014)	(5,423,980)

Net Assets, at value	$11,979,057	$223,008,104	$43,926,037	$82,701,279

Number of Common Shares outstanding	300,001	4,950,001	1,950,001	1,900,001

Net Asset Value	$39.93	$45.05	$22.53	$43.53

Investment in non-affiliated securities at cost	$12,857,810	$232,149,169	$—	$83,284,663

Investment in affiliated securities at cost	$—	$—	$47,510,824	$—

Value of securities loaned	$—	$—	$6,369,617	$—

Investment in DWS Government Money Market Series at cost	$203,368	$3,360,237	$311,422	$1,126,201

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$6,535,150	$—

Foreign currency at cost	$3	$441	$—	$26

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	68

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2023

Xtrackers USD High Yield Corporate Bond ETF
Assets
Investment in non-affiliated securities at value	$3,776,622,772
Investment in DWS Government Money Market Series	49,189,697
Foreign currency at value	5,724
Receivables:
Investment securities sold	24,621,044
Capital shares	20,743,875
Interest	63,806,293

Total assets	$3,934,989,405

Liabilities
Payables:
Investment securities purchased	$75,335,751
Investment advisory fees	490,678

Total liabilities	75,826,429

Net Assets, at value	$3,859,162,976

Net Assets Consist of
Paid-in capital	$4,503,549,516
Distributable earnings (loss)	(644,386,540)

Net Assets, at value	$3,859,162,976

Number of Common Shares outstanding	111,587,501

Net Asset Value	$34.58

Investment in non-affiliated securities at cost	$4,163,307,508

Investment in DWS Government Money Market Series at cost	$49,189,697

Foreign currency at cost	$5,502

See Notes to Financial Statements.	69

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2023

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF
Investment Income
Unaffiliated interest income	$967,622	$41,635,488	$10	$4,865,066
Affiliated interest income	—	64,452	—	—
Affiliated dividend income	—	—	2,709,479	—
Income distributions from affiliated funds	6,318	211,084	16,386	26,720
Affiliated securities lending income	8,240	135,202	2,638	25,429

Total investment income	982,180	42,046,226	2,728,513	4,917,215

Expenses
Investment advisory fees	45,221	2,032,399	138,940	151,240
Other expenses	588	4,045	45	242

Total expenses	45,809	2,036,444	138,985	151,482

Less fees waived (see note 3):
Waiver	(19,486)	(410,177)	(69,681)	(439)

Net expenses	26,323	1,626,267	69,304	151,043

Net investment income (loss)	955,857	40,419,959	2,659,209	4,766,172

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(856,727)	(28,839,735)	—	(2,277,432)
Investments in affiliates	—	(2,208,152)	(32,893)	—
In-kind redemptions	(14,767)	(57,926,649)	—	(1,773,235)
In-kind redemptions in affiliates	—	(67,525)	(255,661)	—

Net realized gain (loss)	(871,494)	(89,042,061)	(288,554)	(4,050,667)

Net change in unrealized appreciation (depreciation) on:
Investments	981,672	88,709,659	—	4,643,664
Investments in affiliates	—	1,898,234	868,253	—
Foreign currency translations	—	31	—	2

Net change in unrealized appreciation (depreciation)	981,672	90,607,924	868,253	4,643,666

Net realized and unrealized gain (loss) on investments and foreign currency transactions	110,178	1,565,863	579,699	592,999

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,066,035	$41,985,822	$3,238,908	$5,359,171

See Notes to Financial Statements.	70

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2023

Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income	$219,419,772
Affiliated interest income	78,645
Income distributions from affiliated funds	1,177,512
Affiliated securities lending income	1,482,026

Total investment income	222,157,955

Expenses
Investment advisory fees	7,605,249
Other expenses	4,150

Total expenses	7,609,399

Less fees waived (see note 3):
Waiver	(1,921,118)

Net expenses	5,688,281

Net investment income (loss)	216,469,674

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(129,780,406)
Investments in affiliates	(1,921,217)
In-kind redemptions	(17,953,283)
In-kind redemptions in affiliates	(1,359,709)
Foreign currency transactions	(10)

Net realized gain (loss)	(151,014,625)

Net change in unrealized appreciation (depreciation) on:
Investments	184,928,455
Investments in affiliates	2,890,881
Foreign currency translations	220

Net change in unrealized appreciation (depreciation)	187,819,556

Net realized and unrealized gain (loss) on investments and foreign currency transactions	36,804,931

Net Increase (Decrease) in Net Assets Resulting from Operations	$253,274,605

See Notes to Financial Statements.	71

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2023	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$955,857	$1,081,103	$40,419,959	$41,041,591
Net realized gain (loss)	(871,494)	(1,209,094)	(89,042,061)	(42,727,027)
Net change in net unrealized appreciation (depreciation)	981,672	(2,372,970)	90,607,924	(114,546,857)

Net increase (decrease) in net assets resulting from operations	1,066,035	(2,500,961)	41,985,822	(116,232,293)

Distributions to Shareholders	(974,644)	(1,152,992)	(44,403,017)	(42,567,833)

Fund Shares Transactions
Proceeds from shares sold	1,901,084	6,992,436	223,270,378	1,268,329,518
Value of shares redeemed	(1,965,874)	(10,724,660)	(1,438,511,784)	(419,246,955)

Net increase (decrease) in net assets resulting from fund share transactions	(64,790)	(3,732,224)	(1,215,241,406)	849,082,563

Total net increase (decrease) in Net Assets	26,601	(7,386,177)	(1,217,658,601)	690,282,437

Net Assets
Beginning of year	11,952,456	19,338,633	1,440,666,705	750,384,268

End of year	$11,979,057	$11,952,456	$223,008,104	$1,440,666,705

Changes in Shares Outstanding
Shares outstanding, beginning of year	300,001	400,001	31,950,001	14,700,001
Shares sold	50,000	150,000	4,950,000	26,250,000
Shares redeemed	(50,000)	(250,000)	(31,950,000)	(9,000,000)

Shares outstanding, end of year	300,001	300,001	4,950,001	31,950,001

See Notes to Financial Statements.	72

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Risk Managed USD High Yield Strategy ETF		Xtrackers Short Duration High Yield Bond ETF
	Year Ended August 31, 2023	For the Period February 10, 2022(1) to August 31, 2022	Year Ended August 31, 2023	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,659,209	$1,028,437	$4,766,172	$3,795,682
Net realized gain (loss)	(288,554)	128,548	(4,050,667)	(396,537)
Net change in net unrealized appreciation (depreciation)	868,253	(4,761,019)	4,643,666	(8,681,574)

Net increase (decrease) in net assets resulting from operations	3,238,908	(3,604,034)	5,359,171	(5,282,429)

Distributions to Shareholders	(2,798,892)	(844,002)	(4,721,603)	(3,956,845)

Fund Shares Transactions
Proceeds from shares sold	1,679,445	56,938,197	25,919,023	23,388,169
Value of shares redeemed	(7,782,030)	(2,901,580)	(29,934,486)	(4,697,674)

Net increase (decrease) in net assets resulting from fund share transactions	(6,102,585)	54,036,617	(4,015,463)	18,690,495

Total net increase (decrease) in Net Assets	(5,662,569)	49,588,581	(3,377,895)	9,451,221

Net Assets
Beginning of period	49,588,606	25	86,079,174	76,627,953

End of period	$43,926,037	$49,588,606	$82,701,279	$86,079,174

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,225,001	1	2,000,001	1,600,001
Shares sold	75,000	2,350,000	600,000	500,000
Shares redeemed	(350,000)	(125,000)	(700,000)	(100,000)

Shares outstanding, end of period	1,950,001	2,225,001	1,900,001	2,000,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	73

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers USD High Yield Corporate Bond ETF
	Year Ended August 31, 2023	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$216,469,674	$222,522,218
Net realized gain (loss)	(151,014,625)	(182,677,275)
Net change in net unrealized appreciation (depreciation)	187,819,556	(602,952,647)

Net increase (decrease) in net assets resulting from operations	253,274,605	(563,107,704)

Distributions to Shareholders	(218,918,420)	(242,753,834)

Fund Shares Transactions
Proceeds from shares sold	6,278,010,067	4,826,710,036
Value of shares redeemed	(6,068,454,467)	(7,072,094,189)

Net increase (decrease) in net assets resulting from fund share transactions	209,555,600	(2,245,384,153)

Total net increase (decrease) in Net Assets	243,911,785	(3,051,245,691)

Net Assets
Beginning of year	3,615,251,191	6,666,496,882

End of year	$3,859,162,976	$3,615,251,191

Changes in Shares Outstanding
Shares outstanding, beginning of year	105,187,501	165,387,501
Shares sold	183,900,000	129,000,000
Shares redeemed	(177,500,000)	(189,200,000)

Shares outstanding, end of year	111,587,501	105,187,501

See Notes to Financial Statements.	74

DBX ETF Trust

Financial Highlights

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	Years Ended August 31,
	2023	2022	2021	2020		2019
Net Asset Value, beginning of year	$39.84	$48.35	$46.55	$48.61		$49.17

Income (loss) from investment operations:
Net investment income (loss)(a)	2.90	2.51	2.60	3.01	(b)	3.32
Net realized and unrealized gain (loss)	0.15	(8.37)	2.65	(1.95	)(b)	(0.58)

Total from investment operations	3.05	(5.86)	5.25	1.06		2.74

Less distributions from:
Net investment income	(2.96)	(2.65)	(3.45)	(3.12)		(3.30)

Total distributions	(2.96)	(2.65)	(3.45)	(3.12)		(3.30)

Net Asset Value, end of year	$39.93	$39.84	$48.35	$46.55		$48.61

Total Return (%)(c)	8.11	(12.56)	11.67	2.46		5.90

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	12	12	19	7		151
Ratio of expenses before fee waiver (%)	0.35	0.35	0.35	0.35		0.35
Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20		0.31
Ratio of net investment income (loss) (%)	7.40	5.61	5.45	6.50	(b)	6.91
Portfolio turnover rate (%)(d)	58	55	98	98		51

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	Years Ended August 31,
	2023	2022	2021	2020		2019
Net Asset Value, beginning of year	$45.09	$51.05	$50.50	$50.62		$49.16

Income (loss) from investment operations:
Net investment income (loss)(a)	2.24	1.69	1.45	2.02	(b)	2.29
Net realized and unrealized gain (loss)	0.14	(5.87)	1.07	0.12	(b)	1.44

Total from investment operations	2.38	(4.18)	2.52	2.14		3.73

Less distributions from:
Net investment income	(2.42)	(1.78)	(1.97)	(2.26)		(2.27)

Total distributions	(2.42)	(1.78)	(1.97)	(2.26)		(2.27)

Net Asset Value, end of year	$45.05	$45.09	$51.05	$50.50		$50.62

Total Return (%)(c)	5.44	(8.36)	5.12	4.42		7.84

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	223	1,441	750	38		144
Ratio of expenses before fee waiver (%)	0.25	0.25	0.25	0.25		0.25
Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20		0.24
Ratio of net investment income (loss) (%)	4.97	3.53	2.89	4.09	(b)	4.66
Portfolio turnover rate (%)(d)	52	68	88	111		55

(a)	Based on average shares outstanding during the period.
(b)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.04 and $0.23, increase to net realized and unrealized gain (loss) from investments per share by $0.04 and $0.23, and decrease to the ratio of net investment income to average net assets of 0.08% and 0.47%, for Xtrackers High Beta High Yield Bond ETF and Xtrackers Low Beta High Yield Bond ETF respectively. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	75

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Risk Managed USD High Yield Strategy ETF Selected Per Share Data	Year Ended 8/31/2023	Period Ended 8/31/2022(a)
Net Asset Value, beginning of period	$22.29	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.28	0.58
Net realized and unrealized gain (loss)	0.29	(2.84)

Total from investment operations	1.57	(2.26)

Less distributions from:
Net investment income	(1.33)	(0.45)

Total distributions	(1.33)	(0.45)

Net Asset Value, end of period	$22.53	$22.29

Total Return (%)(c)	7.27	(9.12	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	44	50
Ratio of expenses before fee waiver (%)(d)	0.30	0.30	*
Ratio of expenses after fee waiver (%)(d)	0.15	0.15	*
Ratio of net investment income (loss) (%)	5.74	4.54	*
Portfolio turnover rate (%)(e)	0	0	**

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	Years Ended August 31,
	2023	2022	2021	2020		2019
Net Asset Value, beginning of year	$43.04	$47.89	$46.57	$49.13		$49.69

Income (loss) from investment operations:
Net investment income (loss)(b)	2.71	2.04	2.34	2.69	(f)	2.83
Net realized and unrealized gain (loss)	0.45	(4.76)	1.67	(2.47	)(f)	(0.54)

Total from investment operations	3.16	(2.72)	4.01	0.22		2.29

Less distributions from:
Net investment income	(2.67)	(2.13)	(2.69)	(2.78)		(2.85)

Total distributions	(2.67)	(2.13)	(2.69)	(2.78)		(2.85)

Net Asset Value, end of year	$43.53	$43.04	$47.89	$46.57		$49.13

Total Return (%)(c)	7.65	(5.84)	8.86	0.61		4.79

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	83	86	77	37		22
Ratio of expenses before fee waiver (%)	0.20	0.20	0.20	0.20		0.20
Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20		0.20
Ratio of net investment income (loss) (%)	6.30	4.48	4.95	6.13	(f)	5.78
Portfolio turnover rate (%)(e)	49	46	52	150		45

(a)	For the period February 10, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.10, increase to net realized and unrealized gain (loss) from investments per share by $0.10 and decrease to the ratio of net investment income to average net assets of 0.22% for Xtrackers Short Duration High Yield Bond ETF. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	76

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	Years Ended August 31,
	2023	2022	2021	2020(a)		2019(a)
Net Asset Value, beginning of year	$34.37	$40.31	39.06 (a)	$40.19		$39.90

Income (loss) from investment operations:
Net investment income (loss)(b)	1.94	1.61	1.70	2.03	(c)	2.39
Net realized and unrealized gain (loss)	0.25	(5.80)	1.79	(0.95	)(c)	0.24

Total from investment operations	2.19	(4.19)	3.49	1.08		2.63

Less distributions from:
Net investment income	(1.98)	(1.75)	(2.24)	(2.21)		(2.34)

Total distributions	(1.98)	(1.75)	(2.24)	(2.21)		(2.34)

Net Asset Value, end of year	$34.58	$34.37	$40.31	$39.06		$40.19

Total Return (%)(d)	6.63	(10.67)	8.31	2.91		6.87

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	3,859	3,615	6,666	6,209		3,062
Ratio of expenses before fee waiver (%)	0.20	0.20	0.20	0.20		0.20
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	0.15		0.17
Ratio of net investment income (loss) (%)	5.69	4.24	4.27	5.27	(c)	6.06
Portfolio turnover rate (%)(e)	26	24	37	54		29

(a)

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split. Net asset value and per share information through April 12, 2021 have been updated to reflect the effect of the split. Shareholders received 5 shares for every 4 shares owned and net asset value per share decreased correspondingly.

(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.12, increase to net realized and unrealized gain (loss) from investments per share by $0.12 and decrease to the ratio of net investment income to average net assets of 0.32% for Xtrackers USD High Yield Corporate Bond ETF. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	77

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2023, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers Risk Managed USD High Yield Strategy ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers Risk Managed USD High Yield Strategy ETF which lots consist of 25,000 shares and Xtrackers USD High Yield Corporate Bond ETF which lots consist of 100,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF Xtrackers Risk Managed USD High Yield Strategy ETF	Solactive USD High Yield Corporates Total Market Low Beta Index Adaptive Wealth Strategies Risk Managed High Yield Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Adaptive Wealth Strategies Risk Managed High Yield Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

78

DBX ETF Trust

Notes to Financial Statements (Continued)

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers Risk Managed USD High Yield Strategy ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

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Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2023, the Funds did not incur any interest or penalties.

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As of August 31, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers High Beta High Yield Bond ETF	$72,841	$(11,795,350)	$(1,257,311)	$(12,979,820)
Xtrackers Low Beta High Yield Bond ETF	1,905,987	(64,406,194)	(14,134,982)	(76,635,189)
Xtrackers Risk Managed USD High Yield Strategy ETF	44,752	—	(3,892,766)	(3,848,014)
Xtrackers Short Duration High Yield Bond ETF	509,294	(3,197,839)	(2,735,435)	(5,423,980)
Xtrackers USD High Yield Corporate Bond ETF	19,579,236	(242,862,261)	(421,103,515)	(644,386,540)

The tax character of dividends and distributions declared for the years ended August 31, 2023 and August 31, 2022 were as follows:

Year Ended August 31, 2023
Ordinary Income*
Xtrackers High Beta High Yield Bond ETF	$974,644
Xtrackers Low Beta High Yield Bond ETF	44,403,017
Xtrackers Risk Managed USD High Yield Strategy ETF	2,798,892
Xtrackers Short Duration High Yield Bond ETF	4,721,603
Xtrackers USD High Yield Corporate Bond ETF	218,918,420

Year Ended August 31, 2022
Ordinary Income*
Xtrackers High Beta High Yield Bond ETF	$1,152,992
Xtrackers Low Beta High Yield Bond ETF	42,567,833
Xtrackers Risk Managed USD High Yield Strategy ETF	844,002
Xtrackers Short Duration High Yield Bond ETF	3,956,845
Xtrackers USD High Yield Corporate Bond ETF	242,753,834

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$2,996,574	$8,798,776	$11,795,350
Xtrackers Low Beta High Yield Bond ETF	35,194,222	29,211,972	64,406,194
Xtrackers Short Duration High Yield Bond ETF	1,232,714	1,965,125	3,197,839
Xtrackers USD High Yield Corporate Bond ETF	38,381,756	204,480,505	242,862,261

For the fiscal year ended August 31, 2023, the effect of permanent “book/tax” reclassifications to the components of net assets are included below.These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers High Beta High Yield Bond ETF	$24,402	$(24,402)
Xtrackers Low Beta High Yield Bond ETF	62,097,456	(62,097,456)
Xtrackers Risk Managed USD High Yield Strategy ETF	291,189	(291,189)
Xtrackers Short Duration High Yield Bond ETF	1,818,720	(1,818,720)
Xtrackers USD High Yield Corporate Bond ETF	29,450,250	(29,450,250)

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Notes to Financial Statements (Continued)

As of August 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers High Beta High Yield Bond ETF	$13,110,287	$(1,257,311)	$72,690	$(1,330,001)
Xtrackers Low Beta High Yield Bond ETF	236,606,089	(14,135,013)	205,631	(14,340,644)
Xtrackers Risk Managed USD High Yield Strategy ETF	54,357,396	(3,892,766)	—	(3,892,766)
Xtrackers Short Duration High Yield Bond ETF	84,833,666	(2,735,437)	475,301	(3,210,738)
Xtrackers USD High Yield Corporate Bond ETF	4,246,916,206	(421,103,737)	4,824,790	(425,928,527)

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of August 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending The Bank of New York Mellon, as securities lending agent, lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. Effective August 1, 2023, National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers Risk Managed USD High Yield Strategy ETF. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2023, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.08% annualized effective rate as of August 31, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and

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purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2023, the Fund listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Risk Managed USD HighYield Strategy ETF
Exchange-Traded Funds	$6,535,150	$—	$—	$—	$6,535,150

Gross amount of recognized liabilities for securities lending transactions					$6,535,150

As of August 31, 2023, Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF had no securities on loan.

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Risk Managed USD High Yield Strategy ETF	0.30%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.20%

The Advisor for Xtrackers High Beta High Yield Bond ETF has contractually agreed, until December 21, 2023, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. For the year ended August 31, 2023, the Advisor waived $19,380 of expenses to the Fund.

The Advisor for Xtrackers Low Beta High Yield Bond ETF has contractually agreed, until December 21, 2023, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for

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interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. For the year ended August 31, 2023, the Advisor waived $406,480 of expenses to the Fund.

The Advisor for Xtrackers Risk Managed USD High Yield Strategy ETF has contractually agreed, until November 14, 2024, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the year ended August 31, 2023, the Advisor waived $69,404 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

The Advisor for Xtrackers USD High Yield Corporate Bond ETF has contractually agreed, until December 21, 2023, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.15% of the fund’s average daily net assets. For the year ended August 31, 2023, the Advisor waived $1,901,312 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended August 31, 2023, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers High Beta High Yield Bond ETF	$106
Xtrackers Low Beta High Yield Bond ETF	3,697
Xtrackers Risk Managed USD High Yield Strategy ETF	277
Xtrackers Short Duration High Yield Bond ETF	439
Xtrackers USD High Yield Corporate Bond ETF	19,806

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended August 31, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$7,190,506	$7,231,680
Xtrackers Low Beta High Yield Bond ETF	409,213,296	413,831,267
Xtrackers Risk Managed USD High Yield Strategy ETF	171,550	302,231
Xtrackers Short Duration High Yield Bond ETF	35,942,166	37,085,784
Xtrackers USD High Yield Corporate Bond ETF	954,929,407	971,400,974

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Notes to Financial Statements (Continued)

For the year ended August 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$1,743,289	$1,914,594
Xtrackers Low Beta High Yield Bond ETF	217,681,322	1,411,991,488
Xtrackers Risk Managed USD High Yield Strategy ETF	1,649,330	7,700,517
Xtrackers Short Duration High Yield Bond ETF	25,548,248	28,808,301
Xtrackers USD High Yield Corporate Bond ETF	6,158,454,717	5,951,186,221

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the year ended August 31, 2023, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$1,587,750	$2,445,439	$(102,985)
Xtrackers Low Beta High Yield Bond ETF	2,445,439	1,587,750	(149,808)

5. Fund Share Transactions

As of August 31, 2023, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at August 31, 2023.

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF (collectively referred to as the “Funds”), (five of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting DBX ETF Trust) at August 31, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers High Beta High Yield Bond ETF Xtrackers Low Beta High Yield Bond ETF Xtrackers Short Duration High Yield Bond ETF Xtrackers USD High Yield Corporate Bond ETF	For the year ended August 31, 2023	For each of the two years in the period ended August 31, 2023	For each of the five years in the period ended August 31, 2023
Xtrackers Risk Managed USD High Yield Strategy ETF	For the year ended August 31, 2023	For the year ended August 31, 2023 and the period from February 10, 2022 (commencement of operations) through August 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant

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estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 23, 2023

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Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

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DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members
Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairperson since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	42	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairperson of the Audit Committee since 2015	Chief Financial Officer, EyePoint Pharmaceuticals, Inc. (2019-present); Chief Financial Officer, Enzyvant (2018-2019); Chief Executive Officer, 2X Oncology, Inc. (2017- 2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	42	—
J. David Officer (1948) Board Member since 2011, Chairperson of the Nominating Committee since 2015	Independent Director (2010- present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	42	(Chairman of) Ilex Management Ltd; Old Westbury Funds

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(4) (1975) President and Chief Executive Officer, 2016-present	Chief Administrative Officer Investment Division Americas, of DWS Investment Management Americas, Inc. and Manager (since 2023) and Chief Operating Officer of the Advisor (2016-present). Formerly: Programmes (Head 2021-2023), of DWS Investment Management Americas, Inc.; Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014- 2020); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Diane Kenneally(4) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018- present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(4) (1967) Chief Compliance Officer, 2010-present	AFC Compliance US (Senior Team Lead), of DWS Investment Management Americas, Inc.; Compliance Department (2016- present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-2022); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(4) (1978) Vice President, 2016-present	Portfolio Engineering, Systematic Investments Solutions (Head), of DWS Investment Management Americas, Inc. (2018-present); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(5) (1962) Secretary, 2020-present	Legal (Associate General Counsel), DWS US Retail Legal (2003- present), of DWS Investment Management Americas, Inc.; Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015- present); Director and Vice President of DWS Trust Company (2016-present); Vice President, DBX Advisors LLC (2021-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011- present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); and Assistant Secretary of DBX ETF Trust (2019-2020).

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Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(5) (1962) Assistant Secretary, 2020-present	Legal (Senior Team Lead), DWS US Retail Legal, of DWS Investment Management Americas, Inc.; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020- present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); Secretary, Deutsche AM Service Company (2010-2017); and Chief Legal Officer, DBXStrategic Advisors LLC (2020-2021).
Jeffrey Berry(5) (1959) Assistant Treasurer, 2019-present	Fund Administration (Senior Specialist), of DWS Investment Management Americas, Inc.
Sheila Cadogan(5) (1966) Assistant Treasurer, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018- present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018- present).
Christina A. Morse(6) (1964) Assistant Secretary, 2017-present	Senior Vice President, Director Regulatory Administration at BNY Mellon Asset Servicing (2023-present); Vice President at BNY Mellon Asset Servicing (2014-2023); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Christian Rijs(4) (1980) Anti-Money Laundering Compliance Officer, since October 21, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS Investment Management Americas, Inc.; AML Officer, DWS Trust Company (since November 2, 2021); AML Officer, DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since November 12, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO.

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(4)	Address: 875 Third Avenue, New York, New York 10022.
(5)	Address: 100 Summer Street, Boston, MA 02110.
(6)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. HYRM is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

HYUP, HYDW, SHYL and HYLB (the “Funds”) are not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding advisability of investing in funds generally or in these Funds particularly or the ability of the Underlying Indexes to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

The Index Marks, trademarks and trade names, the Index and the Intellectual Property are licensed under an Agreement for use by DBX Advisors LLC (“Licensee”) and the Xtrackers Risk Managed USD High Yield Strategy ETF (the “Fund”). Such Index Marks, trademarks, trade names, Index and Intellectual Property have been created and developed by NorthCrest Asset Management LLC without regard to Licensee or the Fund, their business, and/ or any prospective investor in the Fund.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured | No Bank Guarantee | May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-052201-7 (10/23) DBX005646 (10/24)

August 31, 2023

Annual Report

DBX ETF Trust

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI USA Climate Action Equity ETF (USCA)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this annual report on six of our equity ETFs tracking the environmental, social and governance (ESG) market for the period ended August 31, 2023.

The global economy faced several headwinds resulting from high inflation, rising interest rates, and increased economic and geopolitical unpredictability. The U.S. Federal Reserve (Fed) and other major central banks, except for the Bank of Japan, raised interest rates in response to elevated inflation that wiped out real incomes in both developed and developing countries. By February 2023, Russia’s invasion of Ukraine had lasted a year and no meaningful steps had been taken to resolve the crisis. The global financial markets have largely remained stable despite the turmoil in the U.S. and European banking sectors. The U.S. labor market performed reasonably well, with the unemployment rate remaining constant and wage growth slowing. As soon as China began trading after the COVID-19-related restrictions were lifted, the mood of the global markets improved. However, worries that U.S. interest rates will continue to climb for a while and China’s economic slowdown because of the worsening real estate crisis, had a negative influence on investor sentiment.

European stocks rose as the rate of inflation started to slow during the reporting period. The outcome was influenced by better-than-expected economic data, lower gas prices, and a larger tilt toward China, where confidence improved for most of the period. Beijing relaxed its zero-COVID policy sooner than the market had anticipated, triggering speculation about a strong economic recovery. To increase corporate responsibility and transparency, several nations have implemented new legislation or made new rule proposals. Germany and the Netherlands have implemented due diligence laws, requiring businesses to disclose ESG risks and consequences in their supply chains.

While the European Union (EU) has enacted explicit conduct-based directives on ESG, the U.K.’s Financial Conduct Authority has made it mandatory for listed firms to disclose information about the environment. The Corporate Sustainability Reporting Directive (CSRD), one of the most significant ESG disclosure regulations, was passed by the European Parliament. The CSRD is part of the European Green Deal, a package of laws and programs intended to move the EU toward a sustainable and digital economy. The European Sustainability Reporting Standards (ESRS) were adopted by the European Commission in July 2023. The ESRS aim to standardize how businesses in the EU report on ESG-related issues such as climate change. Although sustainable themes face challenges from a value perspective, there is a positive competitive atmosphere between significant parts of the world regarding green technology and infrastructure.

Our analysts believe that investor preference will generally continue to shift toward net zero, along with increased demand for disclosures, and global sustainability standards are expected to broaden in scope during 2023 and beyond. Even if concerns surrounding high inflation, Fed rate hikes, and tougher lending rules exist, we maintain a positive outlook on global stocks, as they have returned to a more favorable environment. We anticipate the equity markets to exhibit resilience despite the possibility of volatility in upcoming months. While mega-cap, technology, and AI-related equities saw large returns in H1 2023, a more upbeat narrative of a global economic recovery with inflation more under control may surface in H2 2023. Given deteriorating climate conditions and large tax incentives, we expect green investment capital flows to continue growing despite the market’s shift toward growth equities.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

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DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

The Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “EMCR Index”). The EMCR Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The EMCR Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. For the period ended August 31, 2023, EMCR shares returned 2.01%, compared to the EMCR Index return of 2.27%.

Information Technology, Financials and Consumer Staples were the major positive contributors, while Consumer Discretionary, Utilities and Health Care sectors detracted most from the performance. From a geographical perspective, Hong Kong, China, and Saudi Arabia are the most significant detractors. However, Taiwan, Mexico and South Korea contributed positively to the performance.

Xtrackers MSCI EAFE ESG Leaders Equity ETF

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the EASG Index). The EASG Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers. The EASG Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. For the period ended August 31, 2023, EASG shares returned 17.79%, compared to the EASG Index return of 17.69%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Health Care. From a geographical perspective Hong Kong, Norway and Israel are the most significant detractors. However, France, Japan and United Kingdom contributed positively to the performance.

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG), seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the EMSG Index). The EMSG Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers. The EMSG Index consists of large- and medium-capitalization companies across emerging markets countries, as defined by the index provider. For the period ended August 31, 2023, EMSG shares returned -0.51%, compared to the EMSG Index return of -0.30%.

Information Technology, Financials and Consumer Staples were the major positive contributors, while Consumer Discretionary, Utilities and Health Care sectors detracted most from the performance. From a geographical perspective Hong Kong, China and India are the most significant detractors. However, Mexico, Taiwan and Poland contributed positively to the performance.

Xtrackers MSCI USA Climate Action Equity ETF

Xtrackers MSCI USA Climate Action Equity ETF (USCA) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Climate Action Index (the USCA Index). The USCA Index consists of large and mid-capitalization companies in the United States that the USCA Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition. The USCA Index targets a coverage of 50% of the companies from each Global Industry Classification Standard (“GICS”) sector in the MSCI USA Index (the “Parent Index”). The USCA Index uses MSCI Impact Solutions, MSCI ESG Ratings, MSCI ESG Controversies, MSCI Business Involvement Screening Research and MSCI Climate Change Metrics (collectively, “MSCI ESG Research”) to determine index components for the USCA Index. For the period April 04, 2023 (commencement of operations), to August 31, 2023, USCA shares returned 12.55%, compared to the USCA Index return of 12.60%.

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DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Communication Services and Consumer Discretionary. The Utilities and Consumer Staples sectors were the only negative contributors to performance.

Xtrackers MSCI USA ESG Leaders Equity ETF

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the USSG Index). The USSG Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (ESG) performance relative to their sector peers. The USSG Index consists of large- and medium- capitalization companies in the U.S. market. For the period ended August 31, 2023, USSG shares returned 18.68%, compared to the USSG Index return of 18.79%.

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Health Care, and Industrials. The Real Estate and Utilities sectors were the only negative contributors to performance.

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS ESG United States Net Zero Pathway Enhanced Index (the USNZ Index). The USNZ Index is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ESG”) criteria. The constituents of the USNZ Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. In constructing the USNZ Index, Solactive AG (“Solactive”) begins with the universe of securities comprising the parent index, the Solactive GBS United States Large & Mid Cap Index, which is designed to track the performance of the large and mid-capitalization segment covering approximately the largest 85% of the free-float market capitalization in the United States. From this universe of securities, Solactive first seeks to identify only those companies operating in accordance with certain established standards for responsible ESG conduct. Selected constituents are then weighted in a manner designed to align with the objectives of the Net Zero Investment Framework and such that the resulting portfolio’s greenhouse gas emissions are consistent with the long-term global warming target of the Paris Climate Agreement. For the period ending August 31, 2023, USNZ shares returned 16.60%, compared to the USNZ Index return of 16.71%.

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Communication Services and Health Care. The Real Estate and Consumer Staples sectors detracted from performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 5-16 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

The Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “Underlying Index”). The Underlying Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Return

	Net Asset Value	Market Value	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR[2]	MSCI Emerging Markets Index
One Year	2.01%	2.44%	2.27%	1.25%
Since Inception[1]	3.82%	3.81%	4.05%	1.82%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR[2]	MSCI Emerging Markets Index
One Year	2.01%	2.44%	2.27%	1.25%
Since Inception[1]	19.46%	19.40%	20.74%	8.91%

1 Total returns are calculated based on the commencement of operations, December 6, 2018 (“Inception”).

2 On August 18, 2021, the Fund changed its underlying index from MSCI ACWI ex USA ESG Leaders Index to the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR. Returns reflect performance for the MSCI ACWI ex USA ESG Leaders Index through August 17, 2021.

Prior to August 18, 2021, the Fund was known as Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ASCG) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.”

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 6, 2018.

2 On August 18, 2021, the Fund changed its underlying index from MSCI ACWI ex USA ESG Leaders Index to the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR. Returns reflect performance for the MSCI ACWI ex USA ESG Leaders Index through August 17, 2021.

Sector Diversification* as of August 31, 2023

Financials	26.2%
Information Technology	24.4%
Communication Services	12.6%
Consumer Discretionary	12.6%
Industrials	5.8%
Materials	5.4%
Consumer Staples	5.3%
Health Care	4.6%
Real Estate	1.6%
Utilities	1.4%
Energy	0.1%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (26.1% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8.3%
Tencent Holdings Ltd. (China)	5.1%
Samsung Electronics Co. Ltd. (South Korea)	3.0%
Alibaba Group Holding Ltd. (China)	2.5%
Infosys Ltd. (India)	1.5%
Meituan (China)	1.5%
PDD Holdings, Inc. (Ireland)	1.2%
China Construction Bank Corp. (China)	1.0%
SK Hynix, Inc. (South Korea)	1.0%
Tata Consultancy Services Ltd. (India)	1.0%

Country Diversification* as of August 31, 2023

China	26.5%
Taiwan	18.8%
India	14.2%
South Korea	11.8%
Brazil	4.6%
South Africa	3.6%
Mexico	3.0%
Saudi Arabia	2.9%
Indonesia	2.3%
United Arab Emirates	2.2%
Other	10.1%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Return

	Net Asset Value	Market Value	MSCI EAFE ESG Leaders Index	MSCI EAFE Index
One Year	17.79%	18.56%	17.69%	17.92%
Since Inception[1]	4.84%	4.89%	4.79%	4.56%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EAFE ESG Leaders Index	MSCI EAFE Index
One Year	17.79%	18.56%	17.69%	17.92%
Since Inception[1]	26.57%	26.90%	26.29%	24.90%

1 Total returns are calculated based on the commencement of operations, September 6, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.14%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.”

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, September 6, 2018.

Sector Diversification* as of August 31, 2023

Financials	18.5%
Industrials	16.1%
Health Care	13.9%
Consumer Discretionary	12.3%
Consumer Staples	9.2%
Information Technology	8.6%
Materials	7.5%
Communication Services	4.1%
Energy	3.9%
Utilities	3.3%
Real Estate	2.6%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (24.3% of Net Assets)

Description	% of Net Assets
Novo Nordisk A/S (Denmark)	4.0%
ASML Holding NV (Netherlands)	3.5%
LVMH Moet Hennessy Louis Vuitton SE (France)	3.1%
AstraZeneca PLC (United Kingdom)	2.7%
Novartis AG (Switzerland)	2.7%
HSBC Holdings PLC (United Kingdom)	1.9%
TotalEnergies SE (France)	1.9%
Unilever PLC (United Kingdom)	1.7%
L’Oreal SA (France)	1.4%
Sony Group Corp. (Japan)	1.4%

Country Diversification* as of August 31, 2023

Japan	24.8%
United Kingdom	13.7%
France	13.3%
Switzerland	9.5%
Netherlands	6.4%
Australia	6.1%
Denmark	6.0%
Germany	5.0%
Sweden	2.9%
Hong Kong	2.5%
Other	9.8%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 37.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries, as defined by the index provider. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Return

	Net Asset Value	Market Value	MSCI Emerging Markets ESG Leaders Index	MSCI Emerging Markets Index
One Year	-0.51%	0.36%	-0.30%	1.25%
Since Inception[1]	1.12%	1.04%	1.42%	1.82%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Emerging Markets ESG Leaders Index	MSCI Emerging Markets Index
One Year	-0.51%	0.36%	-0.30%	1.25%
Since Inception[1]	5.40%	5.05%	6.92%	8.91%

1 Total returns are calculated based on the commencement of operations, December 6, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 6, 2018.

Sector Diversification* as of August 31, 2023

Financials	20.7%
Information Technology	18.8%
Communication Services	15.8%
Consumer Discretionary	13.7%
Materials	6.8%
Industrials	6.7%
Consumer Staples	5.8%
Energy	4.7%
Health Care	3.5%
Real Estate	1.9%
Utilities	1.6%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (34.0% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11.8%
Tencent Holdings Ltd. (China)	7.7%
Alibaba Group Holding Ltd. (China)	5.2%
Reliance Industries Ltd. (India)	2.5%
China Construction Bank Corp. (China)	1.4%
NetEase, Inc. (China)	1.1%
Baidu, Inc. (China)	1.1%
JD.com, Inc. (China)	1.1%
Infosys Ltd. (India)	1.1%
Tata Consultancy Services Ltd. (India)	1.0%

Country Diversification * as of August 31, 2023

China	29.7%
Taiwan	19.6%
India	13.5%
South Korea	6.7%
South Africa	5.0%
Brazil	4.1%
Mexico	2.8%
Thailand	2.7%
Saudi Arabia	2.3%
Indonesia	2.3%
Malaysia	2.1%
United Arab Emirates	2.0%
Other	7.2%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 43.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI USA Climate Action Equity ETF (USCA)

Xtrackers MSCI USA Climate Action Equity ETF, (the Fund”) using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Climate Action Index (the “Underlying Index”) which is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI USA Climate Action Index	MSCI USA Index
Since Inception[1]	12.55%	12.59%	12.60%	10.22%

1 Total returns are calculated based on the commencement of operations, April 4, 2023 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated June 9, 2023, was 0.07%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI USA Climate Action Equity ETF (USCA) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, April 4, 2023.

Sector Diversification* as of August 31, 2023

Information Technology	27.4%
Health Care	16.5%
Financials	13.2%
Communication Services	11.9%
Consumer Discretionary	9.1%
Industrials	7.6%
Energy	3.8%
Consumer Staples	3.0%
Utilities	2.6%
Real Estate	2.5%
Materials	2.4%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (32.0% of Net Assets)

Description	% of Net Assets
Alphabet, Inc.	5.1%
Apple, Inc.	4.9%
NVIDIA Corp.	4.9%
Microsoft Corp.	4.7%
Tesla, Inc.	2.9%
Meta Platforms, Inc.	2.6%
Eli Lilly & Co.	1.8%
UnitedHealth Group, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
Visa, Inc.	1.6%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 51.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Return

	Net Asset Value	Market Value	MSCI USA ESG Leaders Index	MSCI USA Index
One Year	18.68%	18.69%	18.79%	15.77%
Since Inception[1]	13.83%	13.82%	13.92%	13.47%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI USA ESG Leaders Index	MSCI USA Index
One Year	18.68%	18.69%	18.79%	15.77%
Since Inception[1]	78.85%	78.81%	79.53%	76.31%

1 Total returns are calculated based on the commencement of operations, March 7, 2019 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.10%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, March 7, 2019.

Sector Diversification* as of August 31, 2023

Information Technology	28.8%
Health Care	12.9%
Financials	11.9%
Consumer Discretionary	11.3%
Communication Services	10.6%
Industrials	9.4%
Consumer Staples	6.3%
Materials	2.8%
Real Estate	2.5%
Energy	2.4%
Utilities	1.1%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (39.5% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	11.3%
Alphabet, Inc.	7.5%
NVIDIA Corp.	6.0%
Tesla, Inc.	3.6%
Eli Lilly & Co.	2.2%
Visa, Inc.	1.9%
Johnson & Johnson	1.9%
Procter & Gamble Co.	1.8%
Mastercard, Inc.	1.7%
Home Depot, Inc.	1.6%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 56.

15

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF , (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS ESG United States Net Zero Pathway Enhanced Index (the “Underlying Index”), which is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ ESG “) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Return

	Net Asset Value	Market Value	Solactive ISS ESG United States Net Zero Pathway Enhanced Index	S&P 500 Index
One Year	16.60%	16.54%	16.71%	15.94%
Since Inception[1]	14.74%	14.84%	14.83%	15.03%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive ISS ESG United States Net Zero Pathway Enhanced Index	S&P 500 Index
One Year	16.60%	16.54%	16.71%	15.94%
Since Inception[1]	17.58%	17.70%	17.69%	17.93%

1 Total returns are calculated based on the commencement of operations, June 28, 2022 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.10%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

16

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 28, 2022.

Sector Diversification* as of August 31, 2023

Information Technology	35.4%
Health Care	18.4%
Financials	11.2%
Communication Services	9.2%
Consumer Discretionary	6.5%
Consumer Staples	5.9%
Industrials	5.5%
Real Estate	4.7%
Materials	2.1%
Utilities	1.1%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (39.5% of Net Assets)

Description	% of Net Assets
Apple, Inc.	9.3%
Microsoft Corp.	8.3%
Alphabet, Inc.	4.0%
NVIDIA Corp.	3.9%
Meta Platforms, Inc.	1.7%
Eli Lilly & Co.	1.4%
Johnson & Johnson	1.2%
UnitedHealth Group, Inc.	1.2%
JPMorgan Chase & Co.	1.1%
Broadcom, Inc.	1.1%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 60.

.

17

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023) except Xtrackers MSCI USA Climate Action Equity ETF which is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to August 31, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Actual	$1,000.00	$1,039.80	0.15%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Actual	$1,000.00	$1,047.90	0.14%	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	0.14%	$0.71
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Actual	$1,000.00	$1,012.20	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers MSCI USA Climate Action Equity ETF
Actual(2)	$1,000.00	$1,125.50	0.07%	$0.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	0.07%	$0.29
Xtrackers MSCI USA ESG Leaders Equity ETF
Actual	$1,000.00	$1,165.10	0.09%	$0.49
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	0.09%	$0.46
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Actual	$1,000.00	$1,141.90	0.10%	$0.54
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	0.10%	$0.51

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 150 (the number of days in the period April 4, 2023 (commencement of operations) to August 31, 2023), then divided by 365.

18

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 97.7%
Brazil — 3.5%
Ambev SA	436,554	$1,220,353
Atacadao SA	56,149	116,359
B3 SA — Brasil Bolsa Balcao	561,333	1,465,989
Banco Bradesco SA	140,580	375,944
Banco BTG Pactual SA	149,290	979,094
Banco do Brasil SA	85,463	813,037
Banco Santander Brasil SA	39,436	215,940
BB Seguridade Participacoes SA	70,636	433,436
Caixa Seguridade Participacoes S/A	48,444	105,676
CCR SA	100,859	253,831
Centrais Eletricas Brasileiras SA	118,239	842,082
Cia de Saneamento Basico do Estado de Sao Paulo	21,059	246,364
Cia Energetica de Minas Gerais	19,067	75,830
Cia Siderurgica Nacional SA	12,156	29,734
CPFL Energia SA	2,429	16,754
CSN Mineracao SA	26,255	22,697
Energisa SA	19,907	185,361
Engie Brasil Energia SA	18,815	160,068
Equatorial Energia SA	37,089	237,174
Hapvida Participacoes e Investimentos SA, 144A*	301,047	259,033
Hypera SA	42,276	332,934
Itau Unibanco Holding SA	48,719	229,378
Klabin SA	82,683	380,102
Localiza Rent a Car SA	52,149	666,221
Lojas Renner SA	96,020	310,890
Magazine Luiza SA*	205,832	114,745
Multiplan Empreendimentos Imobiliarios SA	17,634	88,118
Natura & Co. Holding SA*	79,043	242,352
Neoenergia SA	14,300	52,683
NU Holdings Ltd., Class A*	183,351	1,255,954
Pagseguro Digital Ltd., Class A*	18,425	165,457
Porto Seguro SA	13,880	73,171
Raia Drogasil SA	124,592	691,542
Rede D’Or Sao Luiz SA, 144A	110,424	639,221
Rumo SA	120,721	544,969
Sendas Distribuidora SA	77,835	182,523
StoneCo Ltd., Class A*	24,952	305,912
Suzano SA	69,509	704,082
Telefonica Brasil SA	41,245	344,475
TIM SA	85,684	249,388
TOTVS SA	45,231	253,428
WEG SA	86,126	624,163
XP, Inc., Series BDR*	10,295	261,339
XP, Inc., Class A*	20,549	520,712

(Cost $17,343,441)		17,288,515

Chile — 0.4%
Banco de Chile	4,429,284	480,854
Banco de Credito e Inversiones SA	8,198	234,719
Banco Santander Chile	6,477,294	308,497
Cencosud SA	120,967	257,707
Cia Sud Americana de Vapores SA	1,454,900	96,637
Empresas CMPC SA	104,193	188,281

	Number of Shares	Value
Chile (Continued)
Enel Americas SA*	1,233,149	$145,850
Falabella SA	73,434	180,025

(Cost $1,879,947)		1,892,570

China — 26.4%
360 Security Technology, Inc., Class A*	33,054	50,772
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	9,736	33,013
3peak, Inc., Class A	1,230	31,072
Advanced Micro-Fabrication Equipment Inc China, Class A*	3,681	77,044
AECC Aero-Engine Control Co. Ltd., Class A	7,000	21,553
Agricultural Bank of China Ltd., Class A	554,839	263,755
Agricultural Bank of China Ltd., Class H	2,812,328	964,729
Aier Eye Hospital Group Co. Ltd., Class A	40,977	101,450
Air China Ltd., Class A*	17,096	20,317
Air China Ltd., Class H*	69,821	51,731
Aisino Corp., Class A	15,000	26,523
Akeso, Inc., 144A*	39,785	174,782
Alibaba Group Holding Ltd.*	139,107	1,600,083
Alibaba Group Holding Ltd., ADR*	114,069	10,597,010
Amlogic Shanghai Co. Ltd., Class A*	2,722	32,753
Angang Steel Co. Ltd., Class A	34,600	13,120
Angang Steel Co. Ltd., Class H	35,410	9,076
Angel Yeast Co. Ltd., Class A	6,112	27,846
Anhui Conch Cement Co. Ltd., Class H	1,537	4,273
Anjoy Foods Group Co. Ltd., Class A	1,900	34,066
ANTA Sports Products Ltd.	76,513	862,043
Apeloa Pharmaceutical Co. Ltd., Class A	6,900	16,637
Asymchem Laboratories Tianjin Co. Ltd., Class A	3,352	61,274
Asymchem Laboratories Tianjin Co. Ltd., Class H, 144A	4,083	51,443
Autobio Diagnostics Co. Ltd., Class A	4,900	30,867
Autohome, Inc., ADR	7,101	205,219
Avary Holding Shenzhen Co. Ltd., Class A	4,836	14,212
AVIC Industry-Finance Holdings Co. Ltd., Class A	47,600	24,067
Baidu, Inc., ADR*	27,875	3,981,386
Bank of Beijing Co. Ltd., Class A	91,802	56,379
Bank of Changsha Co. Ltd., Class A	36,400	40,658
Bank of Chengdu Co. Ltd., Class A	16,300	30,658
Bank of China Ltd., Class A	149,013	76,774
Bank of China Ltd., Class H	4,996,482	1,694,857
Bank of Communications Co. Ltd., Class A	259,714	198,037
Bank of Communications Co. Ltd., Class H	757,242	433,579
Bank of Hangzhou Co. Ltd., Class A	35,743	55,001
Bank of Jiangsu Co. Ltd., Class A	62,276	61,005
Bank of Nanjing Co. Ltd., Class A	52,895	57,557
Bank of Ningbo Co. Ltd., Class A	25,655	92,243
Bank of Shanghai Co. Ltd., Class A	65,639	53,658
Bank of Zhengzhou Co. Ltd., Class A*	80,410	23,642
Bank of Zhengzhou Co. Ltd., Class H, 144A*	202,473	24,529

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
China (Continued)
Baoshan Iron & Steel Co. Ltd., Class A	7,256	$6,041
BBMG Corp., Class A	45,480	13,747
Beijing Dabeinong Technology Group Co. Ltd., Class A	19,038	16,976
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	16,441
Beijing E-Hualu Information Technology Co. Ltd., Class A*	6,600	27,348
Beijing Enlight Media Co. Ltd., Class A	20,500	26,306
Beijing Kingsoft Office Software, Inc., Class A	2,364	128,163
Beijing New Building Materials PLC, Class A	1,200	4,930
Beijing Roborock Technology Co. Ltd., Class A	967	38,992
Beijing Shiji Information Technology Co. Ltd., Class A*	11,284	21,069
Beijing Tiantan Biological Products Corp. Ltd., Class A	15,200	52,417
Beijing Tongrentang Co. Ltd., Class A	6,200	47,890
Beijing United Information Technology Co. Ltd., Class A	4,770	23,665
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	5,777	39,598
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	283,500	198,647
Bethel Automotive Safety Systems Co. Ltd., Class A	2,700	27,955
Betta Pharmaceuticals Co. Ltd., Class A	2,800	19,015
BGI Genomics Co. Ltd., Class A	3,200	23,618
Bilibili, Inc., ADR*	21,876	330,984
Bilibili, Inc., Class Z*	1,920	28,720
Bloomage Biotechnology Corp. Ltd., Class A	3,223	40,987
BOC International China Co. Ltd., Class A	14,455	23,594
BOE Technology Group Co. Ltd., Class A	146,587	80,760
BTG Hotels Group Co. Ltd., Class A*	11,200	26,729
By-health Co. Ltd., Class A	13,700	36,384
Caitong Securities Co. Ltd., Class A	27,800	30,594
Canmax Technologies Co. Ltd., Class A	4,160	15,432
CanSino Biologics, Inc., Class A*	1,485	14,967
CanSino Biologics, Inc., Class H, 144A*	11,318	33,196
CECEP Wind-Power Corp., Class A	44,100	20,358
CETC Cyberspace Security Technology Co. Ltd., Class A	5,300	18,212
CGN Power Co. Ltd., Class A	122,190	52,714
CGN Power Co. Ltd., Class H, 144A	1,028,586	257,089
Changchun High & New Technology Industry Group, Inc., Class A	1,512	28,564
Changjiang Securities Co. Ltd., Class A	29,600	24,319
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,412	28,682
Chaozhou Three-Circle Group Co. Ltd., Class A	11,300	49,851
Chengxin Lithium Group Co. Ltd., Class A	5,100	16,011
Chifeng Jilong Gold Mining Co. Ltd., Class A*	15,900	33,052

	Number of Shares	Value
China (Continued)
China Baoan Group Co. Ltd., Class A	13,549	$19,844
China Bohai Bank Co. Ltd., Class H, 144A*	245,802	37,928
China Cinda Asset Management Co. Ltd., Class H	529,076	51,951
China CITIC Bank Corp. Ltd., Class A	34,100	25,580
China CITIC Bank Corp. Ltd., Class H	641,557	285,527
China Conch Venture Holdings Ltd.	94,009	92,430
China Construction Bank Corp., Class A	87,421	72,065
China Construction Bank Corp., Class H	9,287,097	4,974,120
China Eastern Airlines Corp. Ltd., Class A*	11,908	7,100
China Eastern Airlines Corp. Ltd., Class H*	105,864	37,395
China Energy Engineering Corp. Ltd., Class A	76,500	24,069
China Energy Engineering Corp. Ltd., Class H	322,106	37,379
China Everbright Bank Co. Ltd., Class A	169,415	70,061
China Everbright Bank Co. Ltd., Class H	466,999	134,590
China Evergrande Group*	185,090	6,491
China Feihe Ltd., 144A	208,628	125,575
China Film Co. Ltd., Class A*	17,600	35,884
China Galaxy Securities Co. Ltd., Class A	18,000	28,514
China Galaxy Securities Co. Ltd., Class H	243,905	131,256
China Great Wall Securities Co. Ltd., Class A	33,500	40,411
China Greatwall Technology Group Co. Ltd., Class A	13,749	20,571
China Hongqiao Group Ltd.	1,087	1,084
China Huarong Asset Management Co. Ltd., Class H, 144A*	1,070,463	49,143
China International Capital Corp. Ltd., Class A	15,088	80,845
China International Capital Corp. Ltd., Class H, 144A	152,514	293,291
China Jushi Co. Ltd., Class A	19,600	37,592
China Lesso Group Holdings Ltd.	31,497	17,352
China Life Insurance Co. Ltd., Class A	13,829	67,696
China Life Insurance Co. Ltd., Class H	734,807	1,115,083
China Literature Ltd., 144A*	37,988	152,596
China Merchants Bank Co. Ltd., Class A	128,460	556,834
China Merchants Bank Co. Ltd., Class H	374,959	1,482,288
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	23,900	31,884
China Merchants Securities Co. Ltd., Class A	55,344	108,049
China Merchants Securities Co. Ltd., Class H, 144A	57,061	52,610
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	34,643	65,017
China Minsheng Banking Corp. Ltd., Class A	143,963	74,765
China Minsheng Banking Corp. Ltd., Class H	449,954	144,596
China National Chemical Engineering Co. Ltd., Class A	10,701	11,438

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
China (Continued)
China National Medicines Corp. Ltd., Class A	6,100	$27,280
China National Nuclear Power Co. Ltd., Class A	109,672	108,489
China National Software & Service Co. Ltd., Class A	6,300	37,392
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,854	8,658
China Pacific Insurance Group Co. Ltd., Class A	29,460	112,117
China Pacific Insurance Group Co. Ltd., Class H	147,800	338,507
China Railway Group Ltd., Class A	43,224	39,789
China Railway Group Ltd., Class H	167,526	88,658
China Railway Signal & Communication Corp. Ltd., Class A	35,744	27,550
China Railway Signal & Communication Corp. Ltd., Class H, 144A	89,745	29,756
China Rare Earth Resources And Technology Co. Ltd., Class A	5,900	23,175
China Resources Microelectronics Ltd., Class A	6,121	49,222
China Resources Mixc Lifestyle Services Ltd., 144A	45,989	198,518
China Resources Pharmaceutical Group Ltd., 144A	96,281	64,337
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,300	28,109
China Southern Airlines Co. Ltd., Class A*	22,000	19,103
China Southern Airlines Co. Ltd., Class H*	80,834	42,985
China State Construction Engineering Corp. Ltd., Class A	109,359	84,590
China Three Gorges Renewables Group Co. Ltd., Class A	151,000	102,070
China Tourism Group Duty Free Corp. Ltd., Class A	8,400	125,703
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	6,017	80,797
China Tower Corp. Ltd., Class H, 144A	2,595,134	251,513
China United Network Communications Ltd., Class A	198,767	142,279
China Vanke Co. Ltd., Class A	24,452	45,823
China Vanke Co. Ltd., Class H	83,774	97,750
China Yangtze Power Co. Ltd., Class A	140,718	426,494
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,284	41,365
China Zheshang Bank Co. Ltd., Class A	186,110	65,714
Chongqing Brewery Co. Ltd., Class A	3,100	38,920
Chongqing Changan Automobile Co. Ltd., Class A	12,870	22,173
Chongqing Hongjiu Fruit Co. Ltd., Class H*	33,128	25,939
Chongqing Rural Commercial Bank Co. Ltd., Class A	48,100	24,848

	Number of Shares	Value
China (Continued)
Chongqing Rural Commercial Bank Co. Ltd., Class H	163,645	$57,806
Chongqing Zhifei Biological Products Co. Ltd., Class A	11,310	68,682
CITIC Securities Co. Ltd., Class A	82,646	252,077
CITIC Securities Co. Ltd., Class H	196,708	384,298
CMOC Group Ltd., Class A	2,800	2,204
CMOC Group Ltd., Class H	72,524	43,375
CNGR Advanced Material Co. Ltd., Class A	2,900	21,866
CNPC Capital Co. Ltd., Class A	22,800	21,082
Contemporary Amperex Technology Co. Ltd., Class A	24,480	795,596
COSCO SHIPPING Development Co. Ltd., Class A	68,400	22,366
COSCO SHIPPING Holdings Co. Ltd., Class A	13,776	18,548
COSCO SHIPPING Holdings Co. Ltd., Class H	103,919	106,679
Country Garden Holdings Co. Ltd.*	822,932	93,399
Country Garden Services Holdings Co. Ltd.	223,570	257,162
CRRC Corp. Ltd., Class A	8,100	6,610
CRRC Corp. Ltd., Class H	132,329	65,137
CSC Financial Co. Ltd., Class A	25,700	91,028
CSC Financial Co. Ltd., Class H, 144A	102,746	109,405
Dali Foods Group Co. Ltd., 144A (a)	140,667	67,268
DaShenLin Pharmaceutical Group Co. Ltd., Class A	6,886	25,156
DHC Software Co. Ltd., Class A	28,000	25,851
Do-Fluoride New Materials Co. Ltd., Class A	6,720	15,142
Dong-E-E-Jiao Co. Ltd., Class A	5,400	38,453
Dongfeng Motor Group Co. Ltd., Class H	65,388	24,015
Dongxing Securities Co. Ltd., Class A	22,800	25,969
East Money Information Co. Ltd., Class A	64,167	139,909
Eastroc Beverage Group Co. Ltd., Class A	1,800	48,546
Ecovacs Robotics Co. Ltd., Class A	4,365	31,803
ENN Energy Holdings Ltd.	74,142	581,469
Eve Energy Co. Ltd., Class A	6,482	43,994
Everbright Securities Co. Ltd., Class A	32,088	75,652
Fangda Carbon New Material Co. Ltd., Class A*	29,300	23,469
First Capital Securities Co. Ltd., Class A	28,400	23,489
Flat Glass Group Co. Ltd., Class A	14,282	60,593
Flat Glass Group Co. Ltd., Class H	50,873	126,376
Focus Media Information Technology Co. Ltd., Class A	60,942	64,471
Foshan Haitian Flavouring & Food Co. Ltd., Class A	11,110	59,683
Founder Securities Co. Ltd., Class A	65,000	64,478
Foxconn Industrial Internet Co. Ltd., Class A	39,157	117,872
Fujian Sunner Development Co. Ltd., Class A	8,260	22,107
Full Truck Alliance Co. Ltd., ADR*	65,076	436,009

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
China (Continued)
Fuyao Glass Industry Group Co. Ltd., Class A	7,431	$38,796
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	41,924	189,792
Ganfeng Lithium Group Co. Ltd., Class A	7,847	51,113
Ganfeng Lithium Group Co. Ltd., Class H, 144A	23,236	111,117
G-bits Network Technology Xiamen Co. Ltd., Class A	500	28,694
GDS Holdings Ltd., ADR*	10,589	126,644
GEM Co. Ltd., Class A	26,341	22,655
Gemdale Corp., Class A	13,396	13,252
Genscript Biotech Corp.*	98,230	230,238
GF Securities Co. Ltd., Class A	40,163	83,102
GF Securities Co. Ltd., Class H	108,675	155,215
GigaDevice Semiconductor, Inc., Class A	3,204	41,370
Ginlong Technologies Co. Ltd., Class A	2,000	20,620
GoerTek, Inc., Class A	10,488	22,075
Goldwind Science & Technology Co. Ltd., Class A	5,487	7,162
Goldwind Science & Technology Co. Ltd., Class H	39,942	20,985
GoodWe Technologies Co. Ltd., Class A	1,173	22,308
Gotion High-tech Co. Ltd., Class A*	2,119	7,051
Great Wall Motor Co. Ltd., Class A	401	1,439
Great Wall Motor Co. Ltd., Class H	57,213	67,852
Gree Electric Appliances, Inc. of Zhuhai, Class A	14,070	69,185
Greenland Holdings Corp. Ltd., Class A*	57,700	23,227
Greentown China Holdings Ltd.	56,013	66,572
GRG Banking Equipment Co. Ltd., Class A	21,900	37,761
Guangdong Haid Group Co. Ltd., Class A	3,270	21,673
Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,171	24,833
Guangzhou Automobile Group Co. Ltd., Class H	40,662	21,415
Guangzhou Baiyun International Airport Co. Ltd., Class A*	19,400	31,425
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,832	33,271
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	27,363	76,941
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	2,871	23,533
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,300	31,483
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,210	50,563
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	25,700	24,293
Guolian Securities Co. Ltd., Class A*	23,100	34,467
Guosen Securities Co. Ltd., Class A	21,556	27,484
Guotai Junan Securities Co. Ltd., Class A	33,191	66,396
Guotai Junan Securities Co. Ltd., Class H, 144A	61,314	71,934
Guoyuan Securities Co. Ltd., Class A	22,400	21,389

	Number of Shares	Value
China (Continued)
H World Group Ltd., ADR*	11,635	$468,658
Haidilao International Holding Ltd., 144A	104,734	285,149
Haier Smart Home Co. Ltd., Class A	23,907	77,221
Haier Smart Home Co. Ltd., Class H	134,225	415,080
Hainan Airlines Holding Co. Ltd., Class A*	226,600	48,567
Haitian International Holdings Ltd.	32,639	70,092
Haitong Securities Co. Ltd., Class A	49,036	66,226
Haitong Securities Co. Ltd., Class H	197,837	122,864
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	39,778
Hangzhou Chang Chuan Technology Co. Ltd., Class A	5,600	28,752
Hangzhou First Applied Material Co. Ltd., Class A	16,301	69,629
Hangzhou Lion Electronics Co. Ltd., Class A	3,800	17,218
Hangzhou Oxygen Plant Group Co. Ltd., Class A	5,300	22,289
Hangzhou Robam Appliances Co. Ltd., Class A	4,600	17,374
Hangzhou Silan Microelectronics Co. Ltd., Class A	9,789	34,094
Hangzhou Tigermed Consulting Co. Ltd., Class A	2,805	25,659
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	7,661	41,765
Hansoh Pharmaceutical Group Co. Ltd., 144A	114,879	149,427
Haohua Chemical Science & Technology Co. Ltd., Class A	6,100	28,151
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	9,900	33,392
Hefei Meiya Optoelectronic Technology, Inc., Class A	8,200	26,396
Henan Shuanghui Investment & Development Co. Ltd., Class A	7,800	28,784
Hengan International Group Co. Ltd.	29,960	111,179
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	9,500	21,419
Hengtong Optic-electric Co. Ltd., Class A	11,400	22,147
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,642	60,746
Hongta Securities Co. Ltd., Class A	33,500	36,775
Hoshine Silicon Industry Co. Ltd., Class A	3,100	26,304
Hoyuan Green Energy Co. Ltd., Class A	6,055	34,674
Hua Hong Semiconductor Ltd., 144A*	62,501	163,391
Huadong Medicine Co. Ltd., Class A	6,850	35,753
Huafon Chemical Co. Ltd., Class A	11,000	10,579
Huagong Tech Co. Ltd., Class A	6,100	26,358
Hualan Biological Engineering, Inc., Class A	8,100	23,626
Huaneng Lancang River Hydropower, Inc., Class A	38,942	38,790
Huatai Securities Co. Ltd., Class A	35,679	77,843
Huatai Securities Co. Ltd., Class H, 144A	85,391	112,377
Huaxi Securities Co. Ltd., Class A	20,900	24,465

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
China (Continued)
Huaxia Bank Co. Ltd., Class A	54,452	$41,446
Huayu Automotive Systems Co. Ltd., Class A	11,706	30,220
Huizhou Desay Sv Automotive Co. Ltd., Class A	3,670	73,370
Humanwell Healthcare Group Co. Ltd., Class A	7,800	25,034
Hundsun Technologies, Inc., Class A	8,183	40,474
Hygeia Healthcare Holdings Co. Ltd., 144A	30,285	153,129
Iflytek Co. Ltd., Class A	9,631	72,552
Imeik Technology Development Co. Ltd., Class A	1,200	72,295
Industrial & Commercial Bank of China Ltd., Class A	379,592	240,945
Industrial & Commercial Bank of China Ltd., Class H	6,840,996	3,140,573
Industrial Bank Co. Ltd., Class A	80,490	174,836
Industrial Securities Co. Ltd., Class A	67,716	59,636
Ingenic Semiconductor Co. Ltd., Class A	1,680	17,044
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	22,218	79,366
Innovent Biologics, Inc., 144A*	124,983	559,429
Inspur Electronic Information Industry Co. Ltd., Class A	7,671	41,240
iQIYI, Inc., ADR*	29,295	147,647
iRay Technology Co. Ltd., Class A	1,064	35,971
JA Solar Technology Co. Ltd., Class A	21,071	80,567
Jafron Biomedical Co. Ltd., Class A	5,198	15,276
Jason Furniture Hangzhou Co. Ltd., Class A	4,100	23,456
JCET Group Co. Ltd., Class A	8,792	39,379
JD Health International, Inc., 144A*	83,642	451,182
JD Logistics, Inc., 144A*	141,515	188,765
JD.com, Inc., ADR	63,520	2,109,499
JD.com, Inc., Class A	19,475	319,875
Jiangsu Eastern Shenghong Co. Ltd., Class A	23,742	37,545
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,900	33,302
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	25,012	143,574
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	18,100	27,180
Jiangsu Yangnong Chemical Co. Ltd., Class A	3,380	29,683
Jiangsu Yoke Technology Co. Ltd., Class A	3,700	34,532
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,500	25,624
Jiangsu Zhongtian Technology Co. Ltd., Class A	2,925	5,855
Jiangxi Special Electric Motor Co. Ltd., Class A*	9,000	11,228
Joinn Laboratories China Co. Ltd., Class A	3,920	12,926

	Number of Shares	Value
China (Continued)
Joinn Laboratories China Co. Ltd., Class H, 144A	10,189	$20,399
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	5,489	25,490
Juewei Food Co. Ltd., Class A	3,700	18,143
Juneyao Airlines Co. Ltd., Class A*	11,100	24,202
Kanzhun Ltd., ADR*	22,061	326,503
KE Holdings, Inc., ADR*	53,565	921,318
Keda Industrial Group Co. Ltd., Class A	11,000	15,204
Kingdee International Software Group Co. Ltd.*	177,017	273,593
Kingsoft Corp. Ltd.	59,768	238,561
Kuaishou Technology, 144A*	162,284	1,328,611
Kuang-Chi Technologies Co. Ltd., Class A	9,700	19,857
Kunlun Tech Co. Ltd., Class A*	8,500	42,252
LB Group Co. Ltd., Class A	7,201	17,937
Lenovo Group Ltd.	829,451	938,213
Lens Technology Co. Ltd., Class A	11,938	20,174
Lepu Medical Technology Beijing Co. Ltd., Class A	7,400	16,460
Li Auto, Inc., ADR*	53,601	2,232,482
Li Auto, Inc., Class A*	3,600	74,188
Li Ning Co. Ltd.	142,430	672,941
Liaoning Port Co. Ltd., Class A	106,100	23,032
Livzon Pharmaceutical Group, Inc., Class A	5,000	23,631
Livzon Pharmaceutical Group, Inc., Class H	14,716	46,634
Longfor Group Holdings Ltd., 144A	113,022	238,100
LONGi Green Energy Technology Co. Ltd., Class A	59,333	216,431
Lufax Holding Ltd., ADR	67,395	81,548
Luxshare Precision Industry Co. Ltd., Class A	20,553	93,185
Mango Excellent Media Co. Ltd., Class A	10,460	42,452
Maxscend Microelectronics Co. Ltd., Class A	2,174	37,067
MeiHua Holdings Group Co. Ltd., Class A	27,700	34,746
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	26,100	24,384
Meituan, Class B, 144A*	450,641	7,384,496
Metallurgical Corp. of China Ltd., Class A	56,242	28,127
Metallurgical Corp. of China Ltd., Class H	100,722	21,964
Microport Scientific Corp.*	45,063	77,119
Ming Yang Smart Energy Group Ltd., Class A	11,834	24,274
Montage Technology Co. Ltd., Class A	6,436	45,309
Muyuan Foods Co. Ltd., Class A	15,550	86,696
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	15,500	25,193
Nanjing Securities Co. Ltd., Class A	30,900	35,024
NARI Technology Co. Ltd., Class A	32,083	104,997
National Silicon Industry Group Co. Ltd., Class A*	19,827	55,462
NAURA Technology Group Co. Ltd., Class A	2,163	80,612
NavInfo Co. Ltd., Class A*	11,031	15,610

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
China (Continued)
NetEase, Inc., ADR	35,237	$3,646,325
New China Life Insurance Co. Ltd., Class A	5,580	31,049
New China Life Insurance Co. Ltd., Class H	58,721	147,069
New Hope Liuhe Co. Ltd., Class A*	10,878	17,441
New Oriental Education & Technology Group, Inc., ADR*	9,145	496,025
Ninestar Corp., Class A	7,759	29,827
Ningbo Deye Technology Co. Ltd., Class A	2,340	29,645
Ningbo Orient Wires & Cables Co. Ltd., Class A	3,000	15,250
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	2,814	19,694
Ningbo Shanshan Co. Ltd., Class A	13,500	25,244
Ningbo Tuopu Group Co. Ltd., Class A	3,500	37,464
Ningbo Zhoushan Port Co. Ltd., Class A	77,800	36,129
NIO, Inc., ADR*	132,967	1,365,571
Nongfu Spring Co. Ltd., Class H, 144A	180,207	1,012,289
Offcn Education Technology Co. Ltd., Class A*	26,339	15,452
Onewo, Inc., Class H	12,673	44,927
Oppein Home Group, Inc., Class A	2,766	37,208
Orient Securities Co. Ltd., Class A	41,280	56,488
Orient Securities Co. Ltd., Class H, 144A	82,219	45,714
Ovctek China, Inc., Class A	3,677	13,337
People’s Insurance Co. Group of China Ltd., Class A	71,904	57,693
People’s Insurance Co. Group of China Ltd., Class H	901,113	306,816
Perfect World Co. Ltd., Class A	12,100	22,991
Pharmaron Beijing Co. Ltd., Class A	8,257	33,806
Pharmaron Beijing Co. Ltd., Class H, 144A	30,912	72,138
PICC Property & Casualty Co. Ltd., Class H	406,083	467,098
Ping An Bank Co. Ltd., Class A	81,233	124,218
Ping An Insurance Group Co. of China Ltd., Class A	65,567	439,516
Ping An Insurance Group Co. of China Ltd., Class H	612,121	3,664,881
Poly Developments and Holdings Group Co. Ltd., Class A	32,388	62,208
Poly Property Services Co. Ltd., Class H	5,802	26,969
Pop Mart International Group Ltd., 144A	60,167	195,653
Postal Savings Bank of China Co. Ltd., Class A	173,473	115,831
Postal Savings Bank of China Co. Ltd., Class H, 144A	1,116,551	551,032
Pylon Technologies Co. Ltd., Class A	839	15,954
Qinghai Salt Lake Industry Co. Ltd., Class A*	28,100	69,106
Raytron Technology Co. Ltd., Class A	4,700	33,068
Red Star Macalline Group Corp. Ltd., Class A	35,800	23,413
Remegen Co. Ltd., Class A*	3,838	32,429

	Number of Shares	Value
China (Continued)
Remegen Co. Ltd., Class H, 144A*	11,366	$53,049
Rockchip Electronics Co. Ltd., Class A	2,300	20,692
SAIC Motor Corp. Ltd., Class A	6,388	12,603
Sanan Optoelectronics Co. Ltd., Class A	23,900	51,586
Sangfor Technologies, Inc., Class A*	3,812	57,129
Sany Heavy Industry Co. Ltd., Class A	3,412	7,261
Satellite Chemical Co. Ltd., Class A	14,949	31,424
SDIC Capital Co. Ltd., Class A	49,500	49,850
Seazen Holdings Co. Ltd., Class A*	10,115	20,151
Seres Group Co. Ltd., Class A*	9,600	47,535
SF Holding Co. Ltd., Class A	14,131	84,415
SG Micro Corp., Class A	1,571	16,713
Shandong Gold Mining Co. Ltd., Class A	13,900	50,092
Shandong Gold Mining Co. Ltd., Class H, 144A	49,319	99,748
Shandong Hi-speed Co. Ltd., Class A	28,200	26,230
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	10,250	46,613
Shandong Linglong Tyre Co. Ltd., Class A	4,844	14,495
Shandong Nanshan Aluminum Co. Ltd., Class A	6,684	2,865
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	148,342	147,552
Shanghai Baosight Software Co. Ltd., Class A	8,816	58,055
Shanghai Baosight Software Co. Ltd., Class B	39,321	89,298
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	21,671	83,159
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	58,136	136,856
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	860	31,119
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	2,507	18,204
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	25,376	60,837
Shanghai International Airport Co. Ltd., Class A*	10,084	54,351
Shanghai International Port Group Co. Ltd., Class A	42,100	29,499
Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,632	29,814
Shanghai Junshi Biosciences Co. Ltd., Class A*	4,474	23,364
Shanghai Junshi Biosciences Co. Ltd., Class H, 144A*	11,583	31,610
Shanghai Lingang Holdings Corp. Ltd., Class A	22,800	37,214
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	65,381	26,806
Shanghai M&G Stationery, Inc., Class A	4,400	22,790
Shanghai Medicilon, Inc., Class A	1,041	10,484
Shanghai MicroPort MedBot Group Co. Ltd.*	28,978	68,881

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
China (Continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	6,300	$15,476
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	47,085	77,457
Shanghai Pudong Development Bank Co. Ltd., Class A	185,361	177,759
Shanghai Putailai New Energy Technology Co. Ltd., Class A	9,911	44,554
Shanghai RAAS Blood Products Co. Ltd., Class A	27,100	26,473
Shanghai Rural Commercial Bank Co. Ltd., Class A	76,800	61,410
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,885	19,096
Shengyi Technology Co. Ltd., Class A	11,100	22,601
Shennan Circuits Co. Ltd., Class A	2,600	23,637
Shenwan Hongyuan Group Co. Ltd., Class A	74,927	44,883
Shenzhen Capchem Technology Co. Ltd., Class A	3,357	22,129
Shenzhen Dynanonic Co. Ltd., Class A	1,440	18,556
Shenzhen Goodix Technology Co. Ltd., Class A*	3,800	30,944
Shenzhen Inovance Technology Co. Ltd., Class A	8,818	82,722
Shenzhen Kaifa Technology Co. Ltd., Class A	9,500	23,311
Shenzhen Kangtai Biological Products Co. Ltd., Class A*	8,224	31,490
Shenzhen Kedali Industry Co. Ltd., Class A	1,400	22,383
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,791	289,011
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	5,900	49,269
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	67,864	40,559
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	10,200	38,748
Shenzhen SC New Energy Technology Corp., Class A	3,600	43,812
Shenzhen Transsion Holdings Co. Ltd., Class A	3,965	79,981
Shenzhou International Group Holdings Ltd.	47,056	483,056
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,800	31,331
Shuangliang Eco-Energy Systems Co. Ltd., Class A	16,000	22,378
Sichuan Chuantou Energy Co. Ltd., Class A	27,600	56,728
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	5,800	21,595
Sichuan Road & Bridge Group Co. Ltd., Class A	23,172	28,366
Sichuan Swellfun Co. Ltd., Class A	3,800	34,541
Sichuan Yahua Industrial Group Co. Ltd., Class A	7,000	15,070

	Number of Shares	Value
China (Continued)
Sinolink Securities Co. Ltd., Class A	42,700	$55,087
Sinoma Science & Technology Co. Ltd., Class A	5,182	15,628
Sinomine Resource Group Co. Ltd., Class A	4,200	21,466
Sinopharm Group Co. Ltd., Class H	129,038	374,357
Sinotrans Ltd., Class H	68,376	27,728
Skshu Paint Co. Ltd., Class A*	2,100	21,734
Smoore International Holdings Ltd., 144A	117,772	119,097
Songcheng Performance Development Co. Ltd., Class A	11,400	19,422
SooChow Securities Co. Ltd., Class A	31,000	34,882
Spring Airlines Co. Ltd., Class A*	3,500	28,174
StarPower Semiconductor Ltd., Class A	1,000	27,214
Sungrow Power Supply Co. Ltd., Class A	7,489	102,635
Sunny Optical Technology Group Co. Ltd.	42,016	343,447
Sunwoda Electronic Co. Ltd., Class A	10,172	22,137
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	8,700	22,472
Suzhou Maxwell Technologies Co. Ltd., Class A	2,204	46,197
TAL Education Group, ADR*	27,607	194,629
TCL Technology Group Corp., Class A*	27,024	15,223
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	30,327	106,875
Tencent Holdings Ltd.	606,114	25,120,292
Tencent Music Entertainment Group, ADR*	53,224	362,988
Thunder Software Technology Co. Ltd., Class A	2,871	31,584
Tianqi Lithium Corp., Class A	5,700	45,085
Tianqi Lithium Corp., Class H	6,629	36,350
Tianshui Huatian Technology Co. Ltd., Class A	20,800	25,662
Tingyi Cayman Islands Holding Corp.	68,291	100,324
Toly Bread Co. Ltd., Class A	12,840	15,383
Tongcheng Travel Holdings Ltd.*	102,104	228,902
TongFu Microelectronics Co. Ltd., Class A	8,500	23,812
Tongwei Co. Ltd., Class A	18,550	81,759
Topchoice Medical Corp., Class A*	2,665	34,169
Topsports International Holdings Ltd., 144A	161,124	131,090
TravelSky Technology Ltd., Class H	98,588	176,765
Trina Solar Co. Ltd., Class A	12,114	56,555
Trip.com Group Ltd., ADR*	55,471	2,180,565
Tsinghua Tongfang Co. Ltd., Class A*	27,800	27,386
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	3,428	43,674
Uni-President China Holdings Ltd.	48,383	35,786
Unisplendour Corp. Ltd., Class A*	300	1,110
Universal Scientific Industrial Shanghai Co. Ltd., Class A	8,200	16,617
Venustech Group, Inc., Class A	9,100	36,483
Vipshop Holdings Ltd., ADR*	24,814	391,813
Walvax Biotechnology Co. Ltd., Class A	6,070	19,740

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
China (Continued)
Wanda Film Holding Co. Ltd., Class A*	20,900	$38,621
Wangfujing Group Co. Ltd., Class A	11,200	31,822
Wanhua Chemical Group Co. Ltd., Class A	9,831	126,627
Weibo Corp., ADR	7,202	92,906
Weichai Power Co. Ltd., Class A	29,288	47,482
Weichai Power Co. Ltd., Class H	122,393	158,888
Weihai Guangwei Composites Co. Ltd., Class A	5,280	20,290
Wens Foodstuffs Group Co. Ltd., Class A	15,686	35,904
Western Mining Co. Ltd., Class A	14,800	25,987
Western Securities Co. Ltd., Class A	44,956	41,692
Western Superconducting Technologies Co. Ltd., Class A	3,719	24,235
Will Semiconductor Co. Ltd., Class A	5,918	74,820
Wingtech Technology Co. Ltd., Class A*	5,401	34,268
Winning Health Technology Group Co. Ltd., Class A	26,600	26,350
WUS Printed Circuit Kunshan Co. Ltd., Class A	13,600	39,482
WuXi AppTec Co. Ltd., Class A	16,850	188,676
WuXi AppTec Co. Ltd., Class H, 144A	37,321	408,821
Wuxi Autowell Technology Co. Ltd., Class A	1,092	25,252
Wuxi Biologics Cayman, Inc., 144A*	363,835	2,048,435
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	5,500	22,299
Xiamen C & D, Inc., Class A	24,800	37,003
Xiamen Faratronic Co. Ltd., Class A	1,400	21,860
Xiaomi Corp., Class B, 144A*	932,318	1,469,500
Xinyi Solar Holdings Ltd.	512,893	428,406
XPeng, Inc., ADR*	57,960	1,031,108
Yadea Group Holdings Ltd., 144A	93,620	180,035
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	3,400	16,686
Yealink Network Technology Corp. Ltd., Class A	6,346	32,277
Yifeng Pharmacy Chain Co. Ltd., Class A	4,753	23,221
Yihai Kerry Arawana Holdings Co. Ltd., Class A	7,184	35,197
Yintai Gold Co. Ltd., Class A	15,400	30,574
Yonghui Superstores Co. Ltd., Class A*	54,200	23,978
YongXing Special Materials Technology Co. Ltd., Class A	2,080	14,246
Yonyou Network Technology Co. Ltd., Class A	19,000	47,379
Youngor Group Co. Ltd., Class A	42,000	40,104
YTO Express Group Co. Ltd., Class A	14,655	30,403
Yunda Holding Co. Ltd., Class A	8,618	11,663
Yunnan Aluminium Co. Ltd., Class A	5,168	10,253
Yunnan Baiyao Group Co. Ltd., Class A	14,747	110,727
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	2,000	27,970
Yunnan Energy New Material Co. Ltd., Class A	4,177	38,100
Yunnan Tin Co. Ltd., Class A	1,600	3,078
Yunnan Yuntianhua Co. Ltd., Class A	8,300	19,660

	Number of Shares	Value
China (Continued)
Zai Lab Ltd., ADR*	5,246	$133,616
Zangge Mining Co. Ltd., Class A	9,300	28,711
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,356	89,449
Zhaojin Mining Industry Co. Ltd., Class H	91,199	128,860
Zhejiang Century Huatong Group Co. Ltd., Class A*	34,986	26,053
Zhejiang China Commodities City Group Co. Ltd., Class A	39,700	44,835
Zhejiang Chint Electrics Co. Ltd., Class A	14,554	49,550
Zhejiang Dahua Technology Co. Ltd., Class A	19,868	58,907
Zhejiang Dingli Machinery Co. Ltd., Class A	2,700	19,709
Zhejiang Expressway Co. Ltd., Class H	101,490	75,842
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	9,900	22,851
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,273	17,942
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,575	50,885
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	4,030	15,049
Zhejiang Juhua Co. Ltd., Class A	5,100	11,484
Zhejiang NHU Co. Ltd., Class A	13,516	30,232
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,700	55,903
Zhejiang Supcon Technology Co. Ltd., Class A	5,022	34,802
Zhejiang Supor Co. Ltd., Class A	2,900	18,969
Zhejiang Weiming Environment Protection Co. Ltd., Class A	9,700	23,842
Zhejiang Weixing New Building Materials Co. Ltd., Class A	9,000	24,990
Zheshang Securities Co. Ltd., Class A	38,622	54,655
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	73,167	217,399
Zhongji Innolight Co. Ltd., Class A	3,900	61,416
Zhongsheng Group Holdings Ltd.	30,982	94,427
Zhongtai Securities Co. Ltd., Class A	38,900	39,068
Zhuzhou CRRC Times Electric Co. Ltd., Class A	8,281	49,651
Zhuzhou CRRC Times Electric Co. Ltd., Class H	30,023	104,712
Zhuzhou Kibing Group Co. Ltd., Class A	10,180	12,210
Zijin Mining Group Co. Ltd., Class A	72,952	123,884
Zijin Mining Group Co. Ltd., Class H	332,751	523,626
ZTE Corp., Class A	13,712	66,784
ZTE Corp., Class H	43,252	139,269
ZTO Express Cayman, Inc., ADR	24,831	624,251

(Cost $183,182,932)		129,974,977

Colombia — 0.1%
Bancolombia SA	24,943	177,229
Ecopetrol SA	29,070	16,730
Interconexion Electrica SA ESP	26,185	95,776

(Cost $374,310)		289,735

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
Czech Republic — 0.1%
CEZ AS	9,501	$404,322
Komercni Banka AS	7,680	240,192

(Cost $727,110)		644,514

Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	19,352	33,036
Commercial International Bank Egypt SAE	236,358	436,000
EFG Holding S.A.E.*	90,051	46,454
Telecom Egypt Co.	52,301	44,515

(Cost $585,384)		560,005

Greece — 0.5%
Alpha Services and Holdings SA*	201,615	340,598
Eurobank Ergasias Services and Holdings SA*	246,101	428,171
Hellenic Telecommunications Organization SA	17,866	267,594
JUMBO SA	7,006	216,865
Mytilineos SA	4,852	197,163
National Bank of Greece SA*	55,431	377,457
Piraeus Financial Holdings SA*	66,031	228,760
Star Bulk Carriers Corp.	4,606	81,020
Terna Energy SA	6,954	125,289

(Cost $1,589,045)		2,262,917

Hong Kong — 0.7%
Beijing Enterprises Water Group Ltd.	149,433	34,492
BOC Hong Kong Holdings Ltd.	356,993	992,438
C&D International Investment Group Ltd.	48,067	122,347
China Everbright Environment Group Ltd.	200,120	72,987
China Jinmao Holdings Group Ltd.	432,031	61,154
China Medical System Holdings Ltd.	131,200	189,394
China Merchants Port Holdings Co. Ltd.	80,561	96,364
China Overseas Land & Investment Ltd.	226,479	477,695
China Overseas Property Holdings Ltd.	68,822	82,234
China Resources Land Ltd.	173,649	734,079
China State Construction International Holdings Ltd.	100,213	111,564
China Taiping Insurance Holdings Co. Ltd.	147,385	155,246
Guangdong Investment Ltd.	127,454	99,632
Orient Overseas International Ltd.	4,242	56,908
Want Want China Holdings Ltd.	261,042	172,769
Yuexiu Property Co. Ltd.	97,143	120,411

(Cost $4,327,828)		3,579,714

Hungary — 0.3%
OTP Bank Nyrt	22,655	925,314
Richter Gedeon Nyrt	14,383	360,897

(Cost $1,717,041)		1,286,211

India — 14.2%
Aarti Industries Ltd.	16,436	97,640
ABB India Ltd.	3,576	189,264
ACC Ltd.	38	921

	Number of Shares	Value
India (Continued)
Adani Energy Solutions Ltd.*	23,635	$231,807
Adani Green Energy Ltd.*	37,200	417,289
Adani Ports & Special Economic Zone Ltd.	73,103	699,539
Adani Wilmar Ltd.*	13,525	58,732
Aditya Birla Capital Ltd.*	33,756	73,864
Alkem Laboratories Ltd.	2,723	119,820
Ambuja Cements Ltd.	27,739	143,543
Apollo Hospitals Enterprise Ltd.	6,226	362,048
Ashok Leyland Ltd.	76,424	169,721
Asian Paints Ltd.	24,357	957,995
Astral Ltd.	9,985	235,682
AU Small Finance Bank Ltd., 144A	37,761	330,030
Aurobindo Pharma Ltd.	28,825	288,994
Avenue Supermarts Ltd., 144A*	14,662	658,908
Axis Bank Ltd., GDR	5,239	308,053
Axis Bank Ltd.	199,748	2,348,877
Bajaj Auto Ltd.	2,829	157,664
Bajaj Finance Ltd.	15,977	1,382,394
Bajaj Finserv Ltd.	38,534	693,029
Bajaj Holdings & Investment Ltd.	2,291	205,829
Balkrishna Industries Ltd.	2,691	75,515
Bandhan Bank Ltd., 144A	51,352	142,420
Bank of Baroda	84,525	191,081
Berger Paints India Ltd.	17,713	153,752
Bharat Forge Ltd.	15,041	194,466
Bharti Airtel Ltd.	235,794	2,439,221
Biocon Ltd.	52,860	165,598
Bosch Ltd.	576	129,231
Britannia Industries Ltd.	4,769	257,370
Canara Bank	30,287	117,217
CG Power & Industrial Solutions Ltd.	44,974	233,246
Cholamandalam Investment and Finance Co. Ltd.	24,854	336,801
Cipla Ltd.	54,130	822,285
Colgate-Palmolive India Ltd.	13,539	317,606
Container Corp. Of India Ltd.	19,022	154,499
Cummins India Ltd.	7,966	164,326
Dabur India Ltd.	36,697	245,175
Dalmia Bharat Ltd.	3,507	88,327
Deepak Nitrite Ltd.	6,063	162,586
Delhivery Ltd.*	25,569	135,124
Divi’s Laboratories Ltd.	12,888	559,211
DLF Ltd.	39,961	243,330
Dr. Reddy’s Laboratories Ltd.	14,601	989,056
Eicher Motors Ltd.	7,712	310,823
Embassy Office Parks REIT	53,703	197,962
FSN E-Commerce Ventures Ltd.*	89,168	143,845
Gland Pharma Ltd., 144A*	5,501	115,716
Godrej Consumer Products Ltd.*	37,838	459,410
Godrej Properties Ltd.*	10,029	199,378
Grasim Industries Ltd.	14,439	312,365
Gujarat Fluorochemicals Ltd.	3,350	123,283
Havells India Ltd.	10,573	176,827
HCL Technologies Ltd.	105,389	1,492,177
HDFC Asset Management Co. Ltd., 144A	5,303	161,691
HDFC Life Insurance Co. Ltd., 144A	59,420	462,771

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
India (Continued)
Hero MotoCorp Ltd.	7,070	$249,024
Hindalco Industries Ltd.	77,994	433,231
Hindustan Unilever Ltd.	88,587	2,680,576
Honeywell Automation India Ltd.	156	74,703
ICICI Bank Ltd.	307,428	3,560,333
ICICI Lombard General Insurance Co. Ltd., 144A	23,926	379,672
ICICI Prudential Life Insurance Co. Ltd., 144A	40,223	273,980
IDBI Bank Ltd.	62,819	45,377
IDFC First Bank Ltd.*	181,219	204,343
Indian Hotels Co. Ltd.	67,787	344,641
Indian Railway Catering & Tourism Corp. Ltd.	25,591	207,730
Indus Towers Ltd.*	40,374	85,443
IndusInd Bank Ltd.	57,520	957,540
Info Edge India Ltd.	5,921	309,796
Infosys Ltd., ADR	50,916	884,411
Infosys Ltd.	375,073	6,503,478
InterGlobe Aviation Ltd., 144A*	4,584	134,830
Jindal Steel & Power Ltd.	8,847	73,149
JSW Energy Ltd.	16,395	69,502
JSW Steel Ltd.	53,721	505,924
Jubilant Foodworks Ltd.	25,597	158,323
Kotak Mahindra Bank Ltd.	65,409	1,389,580
L&T Technology Services Ltd., 144A	2,360	125,553
Life Insurance Corp. Of India	19,767	154,079
Linde India Ltd.	2,032	153,855
LTIMindtree Ltd., 144A	7,439	466,668
Lupin Ltd.	24,597	326,187
Macrotech Developers Ltd., 144A*	18,836	152,522
Mahindra & Mahindra Ltd.	49,055	933,503
Marico Ltd.	53,766	370,222
Maruti Suzuki India Ltd.	7,628	921,759
Max Financial Services Ltd.*	18,394	207,456
Max Healthcare Institute Ltd.*	62,111	442,314
Mphasis Ltd.	5,326	156,255
Muthoot Finance Ltd.	7,880	119,966
Nestle India Ltd.	2,179	578,700
NHPC Ltd.	162,103	98,296
NMDC Ltd.	83,477	124,077
Oberoi Realty Ltd.	9,399	127,254
One 97 Communications Ltd.*	17,362	179,081
Oracle Financial Services Software Ltd.	2,341	116,201
Page Industries Ltd.	543	263,367
Patanjali Foods Ltd.	4,658	69,040
PB Fintech Ltd.*	20,920	195,753
Persistent Systems Ltd.	4,301	279,024
PI Industries Ltd.	6,519	285,710
Pidilite Industries Ltd.	9,438	286,721
Polycab India Ltd.	2,679	165,784
Power Finance Corp. Ltd.	75,870	238,462
Power Grid Corp. of India Ltd.	204,059	602,789
Punjab National Bank	198,622	151,151
REC Ltd.	78,838	227,268
Samvardhana Motherson International Ltd.	113,361	131,181

	Number of Shares	Value
India (Continued)
SBI Cards & Payment Services Ltd.	17,072	$168,387
SBI Life Insurance Co. Ltd., 144A	26,650	416,089
Schaeffler India Ltd.	3,207	118,241
Shree Cement Ltd.	502	144,326
Shriram Finance Ltd.	14,941	348,013
Siemens Ltd.	5,717	270,850
Sona Blw Precision Forgings Ltd., 144A	22,601	162,601
SRF Ltd.	11,293	321,454
State Bank of India	177,250	1,201,882
Sun Pharmaceutical Industries Ltd.	107,328	1,441,131
Tata Communications Ltd.	9,401	203,166
Tata Consultancy Services Ltd.	120,302	4,877,981
Tata Consumer Products Ltd.	48,407	487,863
Tata Elxsi Ltd.	3,075	269,185
Tata Motors Ltd.	102,085	741,102
Tata Motors Ltd., Class A	30,661	147,960
Tata Power Co. Ltd.	26,259	77,743
Tata Steel Ltd.	406,589	603,600
Tech Mahindra Ltd.	74,687	1,084,359
Titan Co. Ltd.	22,641	849,028
Torrent Pharmaceuticals Ltd.	10,386	231,152
Trent Ltd.	15,318	379,054
Tube Investments of India Ltd.	7,668	268,656
TVS Motor Co. Ltd.	17,039	292,243
UltraTech Cement Ltd.	6,077	609,082
Union Bank of India Ltd.	96,828	100,470
United Spirits Ltd.*	18,109	220,396
UPL Ltd.	31,452	224,589
Varun Beverages Ltd.	38,626	419,684
Vedant Fashions Ltd.	3,419	52,055
Vedanta Ltd.	31,885	89,470
Voltas Ltd.	18,068	189,855
Wipro Ltd.	178,255	879,365
WNS Holdings Ltd., ADR*	3,513	229,575
Yes Bank Ltd.*	1,324,024	268,687
Zomato Ltd.*	316,170	372,745
Zydus Lifesciences Ltd.	16,558	125,176

(Cost $69,692,802)		69,668,333

Indonesia — 2.2%
Aneka Tambang Tbk	180,049	23,526
GoTo Gojek Tokopedia Tbk PT*	61,311,344	386,467
PT Bank Central Asia Tbk	5,176,147	3,118,263
PT Bank Jago Tbk*	391,516	59,897
PT Bank Mandiri Persero Tbk	3,606,070	1,426,564
PT Bank Negara Indonesia Persero Tbk	782,086	471,151
PT Bank Rakyat Indonesia Persero Tbk	6,962,347	2,537,165
PT Barito Pacific Tbk	2,024,948	142,265
PT Chandra Asri Petrochemical Tbk	430,154	61,572
PT Charoen Pokphand Indonesia Tbk*	392,413	133,338
PT Dayamitra Telekomunikasi	1,727,020	85,047
PT Elang Mahkota Teknologi Tbk	1,491,098	55,806
PT Indah Kiat Pulp & Paper Tbk	113,331	67,716
PT Indocement Tunggal Prakarsa Tbk	7,289	5,121
PT Indofood CBP Sukses Makmur Tbk	98,928	72,751
PT Indofood Sukses Makmur Tbk	221,804	103,402
PT Indosat Tbk	125,053	78,825
PT Kalbe Farma Tbk	1,230,197	146,606

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
Indonesia (Continued)
PT Merdeka Copper Gold Tbk*	975,882	$216,578
PT Sarana Menara Nusantara Tbk	1,693,340	114,520
PT Sumber Alfaria Trijaya Tbk	1,575,748	300,044
PT Telkom Indonesia Persero Tbk	4,734,231	1,159,467
PT Tower Bersama Infrastructure Tbk	536,511	73,977
PT Unilever Indonesia Tbk	570,997	137,594
PT Vale Indonesia Tbk	165,095	63,957

(Cost $10,081,280)		11,041,619

Ireland — 1.2%
PDD Holdings, Inc., ADR* (Cost $4,846,368)	58,928	5,832,104

Kazakhstan — 0.0%
Polymetal International PLC* (a) (Cost $548,412)	28,889	0

Kuwait — 0.8%
Agility Public Warehousing Co. KSC*	116,136	216,636
Boubyan Bank KSCP	81,430	161,143
Gulf Bank KSCP	190,189	155,483
Kuwait Finance House KSCP	617,296	1,491,924
Mabanee Co KPSC	54,995	149,151
Mobile Telecommunications Co. KSCP	170,221	281,631
National Bank of Kuwait SAKP	445,419	1,329,393

(Cost $3,879,759)		3,785,361

Malaysia — 1.2%
AMMB Holdings Bhd	206,500	166,001
Axiata Group Bhd	448,752	228,244
Celcomdigi Bhd	188,300	177,749
CIMB Group Holdings Bhd	673,604	817,325
Gamuda Bhd	117,630	114,081
Hong Leong Bank Bhd	59,200	254,662
Hong Leong Financial Group Bhd	25,600	100,524
IHH Healthcare Bhd	246,900	316,607
Inari Amertron Bhd	189,400	128,580
IOI Corp. Bhd	125,100	108,654
Kuala Lumpur Kepong Bhd	23,900	110,950
Malayan Banking Bhd	484,556	951,359
Malaysia Airports Holdings Bhd	58,162	92,382
Maxis Bhd	143,000	123,584
MR DIY Group M Bhd, 144A	189,350	63,253
Nestle Malaysia Bhd	2,419	68,034
Petronas Chemicals Group Bhd	108,300	166,184
PPB Group Bhd	25,300	85,715
Press Metal Aluminium Holdings Bhd	205,500	214,801
Public Bank Bhd	1,218,100	1,110,466
QL Resources Bhd	35,300	41,082
RHB Bank Bhd	212,575	257,014
Sime Darby Bhd	121,400	60,177
Sime Darby Plantation Bhd	102,400	96,883
Telekom Malaysia Bhd	164,100	180,368
TIME dotCom Bhd	74,700	88,545

(Cost $6,541,298)		6,123,224

Mexico — 3.0%
Alfa SAB de CV, Class A	310,609	207,974
America Movil SAB de CV, Series B	3,198,336	3,049,789

	Number of Shares	Value
Mexico (Continued)
Arca Continental SAB de CV	27,903	$275,188
Cemex SAB de CV, Series CPO*	751,161	600,242
Coca-Cola Femsa SAB de CV	51,934	445,759
El Puerto de Liverpool SAB de CV, Class C1	12,773	80,531
Fibra Uno Administracion SA de CV REIT	190,970	281,830
Fomento Economico Mexicano SAB de CV	128,167	1,453,018
Gruma SAB de CV, Class B	6,395	108,141
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,195	431,688
Grupo Aeroportuario del Sureste SAB de CV, Class B	11,154	307,866
Grupo Bimbo SAB de CV, Series A	80,716	402,243
Grupo Carso SAB de CV, Series A1	30,033	242,505
Grupo Comercial Chedraui SA de CV	35,044	198,749
Grupo Elektra SAB DE CV	4,101	285,846
Grupo Financiero Banorte SAB de CV, Class O	286,377	2,457,176
Grupo Financiero Inbursa SAB de CV, Class O*	122,155	267,291
Grupo Mexico SAB de CV, Series B	183,500	885,353
Grupo Televisa SAB, Series CPO	247,504	222,481
Industrias Penoles SAB de CV*	10,447	149,681
Kimberly-Clark de Mexico SAB de CV, Class A	153,607	350,074
Operadora De Sites Mexicanos SAB de CV, Class A-1	105,536	99,819
Orbia Advance Corp. SAB de CV	2,698	6,083
Wal-Mart de Mexico SAB de CV	495,767	1,978,444

(Cost $12,880,903)		14,787,771

Philippines — 0.6%
ACEN Corp.	59,410	5,257
Ayala Land, Inc.	376,800	180,680
Bank of the Philippine Islands	199,174	386,951
BDO Unibank, Inc.	218,298	537,070
Globe Telecom, Inc.	4,004	127,432
International Container Terminal Services, Inc.	51,820	189,635
JG Summit Holdings, Inc.	130,540	84,268
Jollibee Foods Corp.	32,860	137,546
Metropolitan Bank & Trust Co.	109,300	106,559
Monde Nissin Corp., 144A	621,100	78,981
PLDT, Inc.	8,645	175,587
SM Investments Corp.	29,490	433,860
SM Prime Holdings, Inc.	700,500	361,261
Universal Robina Corp.	49,330	97,318

(Cost $3,379,021)		2,902,405

Qatar — 0.8%
Commercial Bank PSQC	208,424	325,233
Industries Qatar QSC	82,821	281,227
Masraf Al Rayan QSC	415,275	253,272
Mesaieed Petrochemical Holding Co.	365,594	184,806
Ooredoo QPSC	42,194	125,191
Qatar International Islamic Bank QSC	94,696	257,318

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
Qatar (Continued)
Qatar Islamic Bank SAQ	100,987	$536,008
Qatar National Bank QPSC	441,868	1,893,720

(Cost $4,634,975)		3,856,775

Russia — 0.0%
Alrosa PJSC* (a)	246,725	0
MMC Norilsk Nickel PJSC* (a)	5,593	0
Mobile TeleSystems PJSC, ADR* (a)	25,457	0
Mobile TeleSystems PJSC* (a)	32,151	0
Novolipetsk Steel PJSC* (a)	121,611	0
PIK Group PJSC* (a)	21,692	0
Polyus PJSC* (a)	2,793	0
Sberbank of Russia PJSC* (a)	989,954	0
United Co. RUSAL International PJSC* (a)	255,320	0
Yandex NV, Class A* (a)	28,401	0

(Cost $9,710,782)		0

Saudi Arabia — 2.9%
Advanced Petrochemical Co.	10,671	121,059
Al Rajhi Bank	117,019	2,252,615
Alinma Bank	78,613	773,418
Almarai Co. JSC	19,521	329,978
Arab National Bank	54,647	375,906
Arabian Internet & Communications Services Co.	2,069	194,728
Bank AlBilad	41,158	470,766
Banque Saudi Fransi	47,443	485,100
Bupa Arabia for Cooperative Insurance Co.	6,305	338,898
Dr Sulaiman Al Habib Medical Services Group Co.	5,095	330,099
Etihad Etisalat Co.	32,021	385,466
Jarir Marketing Co.	51,950	204,440
Mouwasat Medical Services Co.	6,154	180,814
Nahdi Medical Co.	3,250	131,537
Riyad Bank	88,546	718,869
Sahara International Petrochemical Co.	28,542	277,380
Saudi Awwal Bank	60,022	573,711
Saudi Basic Industries Corp.	86,540	2,039,683
Saudi Industrial Investment Group	26,205	180,259
Saudi Kayan Petrochemical Co.*	54,289	176,300
Saudi National Bank	175,961	1,677,204
Saudi Telecom Co.	177,591	1,884,506
Savola Group	18,751	189,477

(Cost $14,558,374)		14,292,213

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $112,509)	13,998	105,051

South Africa — 3.5%
Absa Group Ltd.	77,280	743,986
Anglo American Platinum Ltd.	3,420	119,403
AngloGold Ashanti Ltd.	25,150	428,686
Aspen Pharmacare Holdings Ltd.	36,579	332,659
Bid Corp. Ltd.	33,134	743,402
Bidvest Group Ltd.	20,944	315,183

	Number of Shares	Value
South Africa (Continued)
Capitec Bank Holdings Ltd.	9,813	$821,265
Clicks Group Ltd.	24,730	357,204
Discovery Ltd.*	53,554	414,997
FirstRand Ltd.	492,758	1,910,137
Gold Fields Ltd.	87,286	1,119,575
Impala Platinum Holdings Ltd.	49,612	255,357
Investec Ltd.	22,648	132,575
Kumba Iron Ore Ltd.	1,789	39,246
MTN Group Ltd.	167,232	1,062,654
MultiChoice Group	22,070	91,240
Naspers Ltd., Class N	20,881	3,547,609
Nedbank Group Ltd.	44,934	512,131
Northam Platinum Holdings Ltd.*	20,747	136,414
Old Mutual Ltd.	446,478	299,224
OUTsurance Group Ltd.	88,530	187,019
Pepkor Holdings Ltd., 144A	112,643	96,968
Sanlam Ltd.	164,851	593,324
Sasol Ltd.	24,854	320,615
Shoprite Holdings Ltd.	42,132	587,044
Sibanye Stillwater Ltd.	156,084	236,908
Standard Bank Group Ltd.	134,045	1,367,776
Vodacom Group Ltd.	61,234	348,809
Woolworths Holdings Ltd.	88,863	348,131

(Cost $19,858,108)		17,469,541

South Korea — 11.3%
Alteogen, Inc.*	2,685	91,921
Amorepacific Corp.	1,648	166,951
AMOREPACIFIC Group	1,617	41,167
BNK Financial Group, Inc.	30,011	154,852
Celltrion Healthcare Co. Ltd.	5,858	286,751
Celltrion Pharm, Inc.*	1,353	70,324
Celltrion, Inc.	10,984	1,195,837
Cheil Worldwide, Inc.	7,773	110,854
Chunbo Co. Ltd.	379	43,183
CJ CheilJedang Corp.	421	95,237
CJ Corp.	808	42,975
CJ ENM Co. Ltd.*	1,000	44,032
CJ Logistics Corp.	462	27,578
CosmoAM&T Co. Ltd.*	1,766	210,704
Coway Co. Ltd.	3,295	107,694
CS Wind Corp.	1,400	67,259
Daewoo Engineering & Construction Co. Ltd.*	2,244	7,810
DB HiTek Co. Ltd.	2,197	88,927
DB Insurance Co. Ltd.	4,323	267,213
DL E&C Co. Ltd.	604	14,166
Dongsuh Cos., Inc.	2,199	29,797
Doosan Co. Ltd.	666	59,256
Doosan Enerbility Co. Ltd.*	24,982	344,371
Doosan Fuel Cell Co. Ltd.*	3,358	62,879
Ecopro BM Co. Ltd.	2,756	676,620
Ecopro Co. Ltd.	1,549	1,473,117
E-MART, Inc.	1,120	62,535
F&F Co. Ltd. / New	1,002	78,083
Fila Holdings Corp.	4,598	131,844
Green Cross Corp.	405	35,452

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
South Korea (Continued)
GS Engineering & Construction Corp.	2,982	$32,781
Hana Financial Group, Inc.	28,811	862,096
Hanjin Kal Corp.	1,293	43,483
Hankook Tire & Technology Co. Ltd.	47	1,378
Hanmi Pharm. Co. Ltd.	690	153,739
Hanmi Science Co. Ltd.	2,084	56,761
Hanon Systems	11,187	77,105
Hansol Chemical Co. Ltd.	747	91,273
Hanssem Co. Ltd.	940	42,102
Hanwha Life Insurance Co. Ltd.*	28,391	54,022
HL Mando Co. Ltd.	2,686	85,147
HLB, Inc.*	4,741	103,482
HMM Co. Ltd.	14,398	181,480
Hugel, Inc.*	524	44,560
HYBE Co. Ltd.*	1,135	216,824
Hyosung Advanced Materials Corp.	152	51,980
Hyosung TNC Corp.	182	45,577
Hyundai Autoever Corp.	542	72,048
Hyundai Department Store Co. Ltd.	968	50,826
Hyundai Doosan Infracore Co. Ltd.	4,330	34,496
Hyundai Elevator Co. Ltd.	1,580	53,792
Hyundai Engineering & Construction Co. Ltd.	6,315	169,610
Hyundai Glovis Co. Ltd.	1,081	141,080
Hyundai Marine & Fire Insurance Co. Ltd.	3,346	76,578
Hyundai Mipo Dockyard Co. Ltd.*	86	5,921
Hyundai Mobis Co. Ltd.	3,642	636,506
Hyundai Motor Co.	7,942	1,136,245
Hyundai Steel Co.	2,743	75,125
Industrial Bank of Korea	25,974	211,447
Kakao Corp.	30,399	1,106,254
Kakao Games Corp.*	3,327	71,612
KakaoBank Corp.	13,716	273,438
Kakaopay Corp.*	2,370	81,137
KB Financial Group, Inc.	37,054	1,516,642
KCC Corp.	109	18,019
KEPCO Engineering & Construction Co., Inc.	1,355	67,865
KEPCO Plant Service & Engineering Co. Ltd.	1,770	44,928
Kia Corp.	13,427	814,712
KIWOOM Securities Co. Ltd.	843	65,884
Korea Investment Holdings Co. Ltd.	3,119	122,707
Korea Zinc Co. Ltd.	486	193,775
Korean Air Lines Co. Ltd.	11,271	194,423
Krafton, Inc.*	1,848	216,713
KT Corp.	13,108	327,266
KT&G Corp.	11,262	740,433
Kum Yang Co. Ltd.*	2,485	242,531
Kumho Petrochemical Co. Ltd.	26	2,455
L&F Co. Ltd.	1,969	320,284
LEENO Industrial, Inc.	906	115,225
LG Chem Ltd.	2,780	1,226,208
LG Corp.	8,554	531,328
LG Display Co. Ltd.*	20,061	203,380
LG Electronics, Inc.	9,942	740,902
LG Energy Solution Ltd.*	2,757	1,134,714

	Number of Shares	Value
South Korea (Continued)
LG H&H Co. Ltd.	596	$209,451
LG Innotek Co. Ltd.	1,445	295,177
LG Uplus Corp.	22,570	178,443
Lotte Chemical Corp.	820	84,745
Lotte Energy Materials Corp.	1,265	46,609
Lotte Shopping Co. Ltd.	602	32,337
Meritz Financial Group, Inc.*	8,633	357,273
Mirae Asset Securities Co. Ltd.	27,701	139,579
NAVER Corp.	13,480	2,187,600
NCSoft Corp.	813	154,696
Netmarble Corp., 144A*	1,489	48,272
NH Investment & Securities Co. Ltd.	16,098	125,447
OCI Holdings Co. Ltd.	348	24,249
Orion Corp.	1,385	127,628
Pan Ocean Co. Ltd.	4,830	16,298
Pearl Abyss Corp.*	2,239	81,819
POSCO Future M Co. Ltd.	1,670	567,933
S-1 Corp.	961	40,570
Samsung Biologics Co. Ltd., 144A*	1,794	1,000,324
Samsung C&T Corp.	4,626	366,440
Samsung Card Co. Ltd.	2,740	62,087
Samsung Electro-Mechanics Co. Ltd.	5,527	566,186
Samsung Electronics Co. Ltd.	287,333	14,543,278
Samsung Engineering Co. Ltd.*	9,658	248,437
Samsung Fire & Marine Insurance Co. Ltd.	3,074	573,286
Samsung Life Insurance Co. Ltd.	7,072	361,693
Samsung SDI Co. Ltd.	5,083	2,361,235
Samsung SDS Co. Ltd.	3,533	379,562
Samsung Securities Co. Ltd.	6,758	190,967
SD Biosensor, Inc.	4,198	39,733
Seegene, Inc.	2,986	50,153
Shinhan Financial Group Co. Ltd.	45,297	1,218,315
Shinsegae, Inc.	375	57,594
SK Biopharmaceuticals Co. Ltd.*	3,104	201,258
SK Bioscience Co. Ltd.*	2,782	154,491
SK Chemicals Co. Ltd.	193	9,185
SK Hynix, Inc.	53,116	4,894,669
SK IE Technology Co. Ltd., 144A*	2,795	190,950
SK Innovation Co. Ltd.*	2,396	321,763
SK Square Co. Ltd.*	10,250	349,745
SK Telecom Co. Ltd.	5,747	208,922
SKC Co. Ltd.	766	53,027
Solus Advanced Materials Co. Ltd.	1,344	33,250
Soulbrain Co. Ltd.	376	64,717
SSANGYONG C&E Co. Ltd.	5,733	23,856
Studio Dragon Corp.*	733	28,616
Wemade Co. Ltd.	2,333	63,720
WONIK IPS Co. Ltd.	2,298	53,636
Woori Financial Group, Inc.	62,551	563,633
Yuhan Corp.	3,365	185,339

(Cost $67,801,736)		55,407,881

Taiwan — 18.7%
Accton Technology Corp.	40,554	608,695
Acer, Inc.	276,579	317,862
Advantech Co. Ltd.	26,008	280,934

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
Taiwan (Continued)
Airtac International Group	9,969	$287,990
Alchip Technologies Ltd.	6,000	465,357
ASE Technology Holding Co. Ltd.	357,078	1,323,072
Asia Cement Corp.	134,498	168,511
ASMedia Technology, Inc.	2,611	80,593
ASPEED Technology, Inc.	3,000	254,345
Asustek Computer, Inc.	68,533	866,172
AUO Corp.*	566,444	316,603
Catcher Technology Co. Ltd.	25,107	142,302
Cathay Financial Holding Co. Ltd.*	1,228,261	1,758,708
Chailease Holding Co. Ltd.	152,044	847,434
Chang Hwa Commercial Bank Ltd.	602,952	327,542
China Airlines Ltd.	141,772	100,609
China Development Financial Holding Corp.*	1,625,524	604,853
China Steel Corp.	683,259	568,551
Chroma ATE, Inc.	23,496	206,581
Chunghwa Telecom Co. Ltd.	377,883	1,376,428
Compal Electronics, Inc.	367,992	368,610
CTBC Financial Holding Co. Ltd.	1,795,037	1,344,312
Delta Electronics, Inc.	190,634	2,071,165
E Ink Holdings, Inc.	73,000	418,335
E.Sun Financial Holding Co. Ltd.	1,392,090	1,068,771
Eclat Textile Co. Ltd.	23,253	371,651
eMemory Technology, Inc.	5,605	319,441
Eva Airways Corp.	142,224	140,677
Evergreen Marine Corp. Taiwan Ltd.	49,968	167,101
Far Eastern New Century Corp.	192,409	170,076
Far EasTone Telecommunications Co. Ltd.	163,364	362,159
Feng TAY Enterprise Co. Ltd.	47,998	253,204
First Financial Holding Co. Ltd.	1,072,561	885,760
Formosa Chemicals & Fibre Corp.	247,640	482,115
Formosa Plastics Corp.	315,624	787,908
Formosa Sumco Technology Corp.	6,070	27,447
Formosa Taffeta Co. Ltd.	36,000	28,826
Foxconn Technology Co. Ltd.	91,613	160,232
Fubon Financial Holding Co. Ltd.	796,698	1,591,069
Giant Manufacturing Co. Ltd.	17,709	108,990
Global Unichip Corp.	7,000	320,914
Globalwafers Co. Ltd.	12,663	182,510
Highwealth Construction Corp.	111,717	150,843
Hiwin Technologies Corp.	11,964	77,014
Hon Hai Precision Industry Co. Ltd.	1,158,938	3,875,682
Hotai Motor Co. Ltd.	20,001	426,442
Hua Nan Financial Holdings Co. Ltd.	1,002,480	645,309
Innolux Corp.*	117,571	53,347
Inventec Corp.	316,515	560,547
Largan Precision Co. Ltd.	5,568	358,419
Lite-On Technology Corp.	205,169	882,614
Lotes Co. Ltd.	8,155	221,502
Macronix International Co. Ltd.	88,937	94,113
MediaTek, Inc.	88,881	1,967,598
Mega Financial Holding Co. Ltd.	1,076,533	1,213,557
Merida Industry Co. Ltd.	20,073	121,649
Micro-Star International Co. Ltd.	66,482	332,968
momo.com, Inc.	6,778	110,673

	Number of Shares	Value
Taiwan (Continued)
Nan Ya Plastics Corp.	323,138	$670,699
Nan Ya Printed Circuit Board Corp.	14,944	113,324
Nanya Technology Corp.	116,457	243,544
Nien Made Enterprise Co. Ltd.	9,562	89,776
Novatek Microelectronics Corp.	57,386	719,882
Oneness Biotech Co. Ltd.	26,849	167,350
Pegatron Corp.	174,548	427,511
PharmaEssentia Corp.*	19,000	213,289
Phison Electronics Corp.	10,051	133,660
Polaris Group*	27,000	73,251
Pou Chen Corp.	215,283	193,337
Powerchip Semiconductor Manufacturing Corp.	242,897	212,415
Powertech Technology, Inc.	68,856	215,564
Quanta Computer, Inc.	228,331	1,817,528
Realtek Semiconductor Corp.	26,578	348,849
Ruentex Development Co. Ltd.*	77,613	89,807
Ruentex Industries Ltd.*	46,838	91,627
Shanghai Commercial & Savings Bank Ltd.	372,996	498,944
Shin Kong Financial Holding Co. Ltd.*	1,349,777	401,375
Silicon Motion Technology Corp., ADR*	2,459	133,548
Sino-American Silicon Products, Inc.	30,611	150,429
SinoPac Financial Holdings Co. Ltd.	1,081,056	580,474
Synnex Technology International Corp.	68,635	131,682
TA Chen Stainless Pipe	140,400	160,034
Taishin Financial Holding Co. Ltd.	1,157,137	646,760
Taiwan Business Bank	636,602	266,862
Taiwan Cement Corp.	189,828	208,327
Taiwan Cooperative Financial Holding Co. Ltd.	610,147	502,924
Taiwan Fertilizer Co. Ltd.	33,080	61,908
Taiwan High Speed Rail Corp.	229,877	214,744
Taiwan Mobile Co. Ltd.	207,984	608,673
Taiwan Semiconductor Manufacturing Co. Ltd.	2,362,032	40,718,935
Tatung Co. Ltd.*	123,942	196,928
Teco Electric and Machinery Co. Ltd.	4,051	6,347
Tripod Technology Corp.	25,616	152,024
Unimicron Technology Corp.	103,796	604,593
Uni-President Enterprises Corp.	272,953	605,962
United Microelectronics Corp.	1,139,385	1,627,872
Vanguard International Semiconductor Corp.	90,426	193,933
VisEra Technologies Co. Ltd.	10,000	66,726
Voltronic Power Technology Corp.	5,343	243,272
Walsin Lihwa Corp.	624	745
Walsin Technology Corp.	18,937	58,631
Wan Hai Lines Ltd.	94,509	134,434
Win Semiconductors Corp.	37,837	161,582
Winbond Electronics Corp.*	154,514	127,846
Wistron Corp.	257,505	946,041
Wiwynn Corp.	7,697	377,037
WPG Holdings Ltd.	87,190	150,306
Yageo Corp.	23,754	361,757
Yang Ming Marine Transport Corp.	102,850	136,449
Yuanta Financial Holding Co. Ltd.	1,105,657	847,127

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
Taiwan (Continued)
Yulon Finance Corp.	32,000	$178,858
Yulon Motor Co. Ltd.	22,176	58,075
Zhen Ding Technology Holding Ltd.	63,962	194,217

(Cost $105,139,297)		92,164,486

Thailand — 1.9%
Advanced Info Service PCL, NVDR	114,300	705,042
Airports of Thailand PCL, NVDR*	263,600	545,756
Asset World Corp. PCL, NVDR	820,500	102,160
Bangkok Bank PCL	54,500	263,804
Bangkok Bank PCL, NVDR	53,000	256,543
Bangkok Commercial Asset Management PCL, NVDR	197,200	67,014
Bangkok Dusit Medical Services PCL, NVDR	387,100	309,525
Bangkok Expressway & Metro PCL	161,300	39,844
Bangkok Expressway & Metro PCL, NVDR	732,600	180,966
Bangkok Life Assurance PCL, NVDR	43,400	30,365
Berli Jucker PCL, NVDR	59,900	57,732
BTS Group Holdings PCL, NVDR	874,300	183,511
Bumrungrad Hospital PCL, NVDR	36,800	272,184
Carabao Group PCL, NVDR	36,700	90,132
Central Pattana PCL, NVDR	107,100	210,270
Central Retail Corp. PCL	75,100	88,466
Central Retail Corp. PCL, NVDR	183,800	216,513
Charoen Pokphand Foods PCL, NVDR	222,300	131,409
Com7 PCL, NVDR	98,600	90,807
CP ALL PCL, NVDR	541,600	1,009,193
CP Axtra PCL	19,600	20,290
CP Axtra PCL, NVDR	126,200	130,642
Delta Electronics Thailand PCL, NVDR	41,000	127,036
Energy Absolute PCL, NVDR	182,400	329,458
Home Product Center PCL, NVDR	322,000	125,977
Indorama Ventures PCL, NVDR	19,800	16,397
Intouch Holdings PCL, Class F	3,400	7,064
Intouch Holdings PCL, NVDR	83,400	173,266
JMT Network Services PCL, NVDR	64,700	85,916
Kasikornbank PCL, NVDR	152,900	569,814
KCE Electronics PCL, NVDR	48,800	71,073
Krung Thai Bank PCL, NVDR	489,900	270,010
Krungthai Card PCL	59,000	81,716
Krungthai Card PCL, NVDR	37,100	51,384
Land & Houses PCL, NVDR	387,400	91,823
Minor International PCL, NVDR	197,083	187,135
Muangthai Capital PCL	600	698
Muangthai Capital PCL, NVDR	65,400	76,106
Ngern Tid Lor PCL, NVDR	145,700	98,194
Osotspa PCL, NVDR	110,300	94,496
PSG Corp. PCL, NVDR*	790,200	22,566
PTT Global Chemical PCL, NVDR	41,000	43,614
SCB X PCL, NVDR	115,700	389,879
SCG Packaging PCL	38,700	45,312
SCG Packaging PCL, NVDR	58,900	68,963
Siam Cement PCL, NVDR	17,700	158,209
Siam Global House PCL, NVDR	113,659	61,021
Srisawad Corp. PCL, NVDR	71,100	103,551

	Number of Shares	Value
Thailand (Continued)
Thai Beverage PCL	557,200	$235,175
Thai Life Insurance PCL	182,600	61,532
Thai Life Insurance PCL, NVDR	168,700	56,848
Thai Union Group PCL, NVDR	93,200	38,060
Thonburi Healthcare Group PCL, NVDR	28,300	52,935
Tisco Financial Group PCL, NVDR	49,900	146,775
TMBThanachart Bank PCL, NVDR	4,502,677	219,878
TOA Paint Thailand PCL	58,500	44,271
True Corp. PCL, NVDR.	1,222,469	240,881
VGI PCL, NVDR	835,300	70,607

(Cost $9,930,810)		9,519,808

Turkey — 0.9%
Akbank TAS	326,899	352,926
Aksa Akrilik Kimya Sanayii AS	5,766	17,358
Arcelik AS*	3,371	20,587
Aselsan Elektronik Sanayi Ve Ticaret AS	70,792	102,294
Aydem Yenilenebilir Enerji AS*	38,869	26,902
Bera Holding AS*	62,280	31,517
BIM Birlesik Magazalar AS	43,415	410,738
Borusan Mannesmann Boru Sanayi VE Ticaret AS*	3	86
Borusan Yatirim ve Pazarlama AS	580	43,452
Celebi Hava Servisi AS	820	26,746
Coca-Cola Icecek AS	4,088	60,283
Deva Holding AS	11,651	39,204
Dogus Otomotiv Servis Ve Ticaret AS	3,848	41,197
Eczacibasi Yatirim Holding Ortakligi AS	3,197	25,905
Ege Endustri Ve Ticaret AS	106	28,590
Eis Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	16,850	31,731
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	132,971	42,848
Eregli Demir Ve Celik Fabrikalari TAS*	37,603	60,684
Ford Otomotiv Sanayi AS	85	2,751
GEN Ilac Ve Saglik Urunleri Sanayi Ve Ticaret AS	10,054	24,515
Girisim Elektrik Taahhut Ticaret VE Sanayi AS*	10,454	36,392
Gubre Fabrikalari TAS*	4,243	56,854
Haci Omer Sabanci Holding AS	53,009	118,913
Hektas Ticaret TAS*	81,446	78,398
Is Gayrimenkul Yatirim Ortakligi AS REIT*	53,629	38,324
Is Yatirim Menkul Degerler AS	55,242	88,114
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS, Class D	14,695	13,781
Kiler Holding AS*	49,761	41,664
KOC Holding AS	42,565	226,417
Kontrolmatik Enerji Ve Muhendislik AS	1,486	15,330
Koza Altin Isletmeleri AS	82,887	88,491
Koza Anadolu Metal Madencilik Isletmeleri AS*	739	1,817
Logo Yazilim Sanayi Ve Ticaret AS	8,139	22,639
Migros Ticaret AS	553	7,196
MLP Saglik Hizmetleri AS, 144A*	8,586	40,905
Pegasus Hava Tasimaciligi AS*	3,558	116,773

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
Turkey (Continued)
Penta Teknoloji Urunleri Dagitim Ticaret AS*	11,533	$9,985
Petkim Petrokimya Holding AS*	68,019	52,154
Qua Granite Hayal*	91,098	23,751
Sarkuysan Elektrolitik Bakir Sanayi Ve Ticaret AS	36,426	51,488
Sasa Polyester Sanayi AS*	99,158	196,214
Selcuk Ecza Deposu Ticaret Ve Sanayi A.S.	11,953	26,500
Smart Gunes Enerjisi Teknolojileri ArGe Uretim Sanayi VE Ticaret AS*	13,371	38,020
Sok Marketler Ticaret AS	19,937	46,482
Tekfen Holding AS	1,372	2,455
Tofas Turk Otomobil Fabrikasi AS	4,353	44,073
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	28,744	27,496
Turk Hava Yollari AO*	39,529	363,297
Turk Telekomunikasyon AS*	59,507	57,325
Turkcell Iletisim Hizmetleri AS*	126,936	265,704
Turkiye Halk Bankasi AS*	87,240	43,657
Turkiye Is Bankasi AS, Class C	361,847	285,866
Turkiye Sigorta AS*	43,289	43,845
Turkiye Sinai Kalkinma Bankasi AS*	137,997	36,806
Turkiye Sise Ve Cam Fabrikalari AS	56,338	108,312
Turkiye Vakiflar Bankasi TAO, Class D*	138,579	70,596
Ulker Biskuvi Sanayi AS*	9,264	21,199
Verusa Holding AS	4,170	26,045
Vestel Elektronik Sanayi Ve Ticaret AS*	8,501	21,940
Yapi Ve Kredi Bankasi AS	153,741	91,699

(Cost $2,828,130)		4,337,231

United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	300,820	706,790
Abu Dhabi Islamic Bank PJSC	116,182	329,594
Aldar Properties PJSC	233,601	334,529
Alpha Dhabi Holding PJSC*	115,151	630,140
Borouge PLC	251,187	186,695
Dubai Islamic Bank PJSC	175,980	270,219
Emaar Properties PJSC	368,451	708,203
Emirates NBD Bank PJSC	243,752	1,085,023
Emirates Telecommunications Group Co. PJSC	345,423	1,865,804
First Abu Dhabi Bank PJSC	439,904	1,638,390
International Holding Co. PJSC*	28,293	3,150,471

(Cost $9,401,799)		10,905,858

United States — 0.2%
BeiGene Ltd., ADR *	3,256	675,783
Parade Technologies Ltd.	6,000	169,186

(Cost $911,422)		844,969

TOTAL COMMON STOCKS (Cost $568,464,823)		480,823,788

	Number of Shares		Value
PREFERRED STOCKS — 1.8%
Brazil — 1.1%
Banco Bradesco SA		522,652	$1,578,212
Centrais Eletricas Brasileiras SA, Class B		21,867	171,104
Cia Energetica de Minas Gerais		127,748	318,147
Gerdau SA		51,509	268,940
Itau Unibanco Holding SA		477,405	2,644,991
Itausa SA		297,849	555,878

(Cost $5,349,183)			5,537,272

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $430,453)		8,340	514,040

Colombia — 0.1%
Bancolombia SA (Cost $357,244)		44,019	292,349

Russia — 0.0%
Sberbank of Russia PJSC *(a) (Cost $275,893)		71,636	0

South Korea — 0.5%
Hyundai Motor Co.		1,139	87,725
Hyundai Motor Co. — 2nd Preferred		1,914	150,745
LG Chem Ltd.		521	134,611
Samsung Electronics Co. Ltd.		48,828	1,994,864
Samsung SDI Co. Ltd.		188	42,671

(Cost $3,319,936)			2,410,616

TOTAL PREFERRED STOCKS (Cost $9,732,709)			8,754,277

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. Series N3, 5.50%, 6/3/24 (Cost $0)	INR	2,494	30

	Number of Shares
RIGHTS — 0.0%
Brazil — 0.0%
Itausa SA* , expires 10/6/23 (Cost $0)		4,142	2,317

South Korea — 0.0%
SK Innovation Co. Ltd.* , expires 9/26/23 (Cost $0)		177	5,069

TOTAL RIGHTS (Cost $0)			7,386

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	746	$714

Thailand — 0.0%
BTS Group Holdings PCL*, expires 11/7/24	400	1
BTS Group Holdings PCL*, expires 11/20/26	800	4

(Cost $0)		5

TOTAL WARRANTS (Cost $0)		719

	Number of Shares	Value
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $1,488,084)	1,488,084	$1,488,084

TOTAL INVESTMENTS — 99.8%
(Cost $579,685,616)		$491,074,284
Other assets and liabilities, net — 0.2%		1,170,552

NET ASSETS — 100.0%		$492,244,836

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
1,366,731	—	(1,366,731	)(d)	—	—	64,464	—	—	—

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
1,859,521	20,144,248	(20,515,685)		—	—	56,357	—	1,488,084	1,488,084

3,226,252	20,144,248	(21,882,416)		—	—	120,821	—	1,488,084	1,488,084

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2023

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Future	USD	58	$2,882,958	$2,839,970	9/15/2023	$(42,988)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$480,756,520	$—	$67,268	$480,823,788
Preferred Stocks (a)	8,754,277	—	0	8,754,277
Corporate Bonds	—	30	—	30
Rights (a)	7,386	—	—	7,386
Warrants (a)	719	—	—	719
Short-Term Investments (a)	1,488,084	—	—	1,488,084

TOTAL	$491,006,986	$30	$67,268	$491,074,284

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(42,988)	$—	$—	$(42,988)

TOTAL	$(42,988)	$—	$—	$(42,988)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2023, the amount of transfers from Level 1 to Level 3 was $ 64,340. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.2%
Australia — 6.1%
ANZ Group Holdings Ltd.	16,955	$278,146
APA Group (a)	6,625	38,573
Aristocrat Leisure Ltd.	3,353	88,817
ASX Ltd.	1,078	40,207
Aurizon Holdings Ltd.	10,168	24,036
BlueScope Steel Ltd.	2,614	35,569
Brambles Ltd.	7,854	76,147
Cochlear Ltd.	371	65,233
Coles Group Ltd.	7,666	80,779
Computershare Ltd.	3,180	51,859
Dexus REIT	6,181	31,024
EBOS Group Ltd.	858	19,389
Endeavour Group Ltd.	8,246	29,373
Fortescue Metals Group Ltd.	9,570	132,823
Goodman Group REIT	9,422	142,546
GPT Group REIT	10,254	27,892
IDP Education Ltd.	1,463	23,337
IGO Ltd.	3,838	34,601
Lendlease Corp. Ltd. (a)	3,662	18,523
Macquarie Group Ltd.	2,030	233,404
Mineral Resources Ltd.	978	45,307
Mirvac Group REIT	21,343	33,451
Newcrest Mining Ltd.	5,077	85,590
Northern Star Resources Ltd.	6,539	50,439
Orica Ltd.	2,515	25,589
Pilbara Minerals Ltd.	15,208	45,997
QBE Insurance Group Ltd.	8,449	81,971
Ramsay Health Care Ltd.	1,015	33,821
REA Group Ltd.	305	32,609
Scentre Group REIT	28,190	50,208
SEEK Ltd.	1,985	29,710
Sonic Healthcare Ltd.	2,522	52,529
Stockland REIT	14,078	38,659
Suncorp Group Ltd.	7,184	63,417
Telstra Group Ltd.	22,935	59,564
Transurban Group (a)	16,851	144,714
Vicinity Ltd. REIT	20,849	25,250
Woodside Energy Group Ltd.	10,568	253,379

(Cost $2,650,735)		2,624,482

Austria — 0.2%
OMV AG	838	38,900
Verbund AG	395	32,411

(Cost $77,744)		71,311

Belgium — 0.3%
KBC Group NV	1,410	92,678
Umicore SA	1,193	31,684

(Cost $147,018)		124,362

Chile — 0.1%
Antofagasta PLC (Cost $42,770)	2,163	39,687

Denmark — 5.9%
A.P. Moller — Maersk A/S, Class A	19	34,088
A.P. Moller — Maersk A/S, Class B	28	50,989

	Number of Shares	Value
Denmark (Continued)
Chr Hansen Holding A/S	593	$38,808
Coloplast A/S, Class B	668	76,382
DSV A/S	1,029	195,927
Genmab A/S*	370	142,247
Novo Nordisk A/S, Class B	9,208	1,708,326
Novozymes A/S, Class B	1,155	50,207
Orsted AS, 144A	1,073	69,143
Pandora A/S	461	47,920
ROCKWOOL A/S, Class B	53	13,572
Vestas Wind Systems A/S*	5,703	132,033

(Cost $1,818,631)		2,559,642

Finland — 1.6%
Elisa OYJ	762	37,440
Kesko OYJ, Class B	1,574	30,784
Metso Corp.	3,692	42,576
Neste OYJ	2,391	87,662
Nokia OYJ	30,437	121,799
Nordea Bank Abp	18,430	202,277
Stora Enso OYJ, Class R	3,208	40,929
UPM-Kymmene OYJ	2,996	102,819
Wartsila OYJ Abp	2,709	34,474

(Cost $731,911)		700,760

France — 13.2%
Aeroports de Paris	164	21,645
AXA SA	10,315	310,952
BNP Paribas SA	5,937	384,755
Bouygues SA	1,114	38,570
Carrefour SA	3,344	64,132
Cie Generale des Etablissements Michelin SCA	3,821	119,893
Credit Agricole SA	6,736	85,216
Danone SA	3,607	210,737
Dassault Systemes SE	3,771	149,839
Eiffage SA	389	38,555
Gecina SA REIT	257	27,573
Getlink SE	1,988	33,347
Hermes International SCA	178	367,220
Kering SA	419	224,743
Klepierre SA REIT	1,250	33,103
L’Oreal SA	1,359	598,551
LVMH Moet Hennessy Louis Vuitton SE	1,557	1,321,832
Orange SA	10,359	116,456
Schneider Electric SE	3,069	528,221
Societe Generale SA	4,082	116,143
Teleperformance SE	332	46,069
TotalEnergies SE	12,728	802,199
Valeo SE	1,159	22,643
Worldline SA, 144A*	1,338	43,682

(Cost $5,325,686)		5,706,076

Germany — 4.8%
adidas AG	918	183,747
Bayerische Motoren Werke AG	1,698	179,077
Beiersdorf AG	559	73,291
Brenntag SE	868	70,411

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Germany (Continued)
Commerzbank AG	6,017	$66,285
Covestro AG, 144A*	1,099	58,531
Deutsche Boerse AG	1,071	190,461
Deutsche Lufthansa AG*	3,399	30,424
DHL Group	5,546	259,344
Evonik Industries AG	1,187	22,810
GEA Group AG	841	33,225
Heidelberg Materials AG	829	66,834
HelloFresh SE*	933	30,197
Henkel AG & Co. KGaA	586	40,565
Knorr-Bremse AG	401	27,463
LEG Immobilien SE*	416	30,070
Merck KGaA	729	131,343
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	772	300,132
Puma SE	601	40,442
Symrise AG	750	78,275
Telefonica Deutschland Holding AG	4,911	9,349
Vonovia SE	4,150	99,588
Zalando SE, 144A*	1,270	39,601

(Cost $2,001,212)		2,061,465

Hong Kong — 2.5%
AIA Group Ltd.	64,967	589,875
BOC Hong Kong Holdings Ltd.	20,863	57,999
Hang Seng Bank Ltd.	4,281	54,592
HKT Trust & HKT Ltd. (a)	20,672	22,038
Hong Kong & China Gas Co. Ltd.	63,476	46,706
MTR Corp. Ltd.	8,940	37,337
Prudential PLC	15,118	185,093
Sino Land Co. Ltd.	18,803	21,556
Swire Pacific Ltd., Class A	2,163	17,846
Swire Properties Ltd.	5,685	11,890
WH Group Ltd., 144A	47,870	24,662

(Cost $1,258,844)		1,069,594

Ireland — 1.3%
CRH PLC	4,068	234,536
DCC PLC	539	29,553
James Hardie Industries PLC CDI*	2,513	75,730
Kerry Group PLC, Class A	902	84,330
Kingspan Group PLC	871	73,812
Smurfit Kappa Group PLC	1,450	61,030

(Cost $500,645)		558,991

Israel — 0.1%
Bank Leumi Le-Israel BM (Cost $69,276)	8,621	67,115

Italy — 1.8%
Assicurazioni Generali SpA	5,735	119,074
Enel SpA	45,142	304,258
FinecoBank Banca Fineco SpA	3,438	47,240
Mediobanca Banca di Credito Finanziario SpA	3,075	40,283
Moncler SpA	1,111	75,533
Nexi SpA, 144A*	3,297	23,732
Poste Italiane SpA, 144A	2,990	33,280

	Number of Shares	Value
Italy (Continued)
Prysmian SpA	1,434	$58,816
Terna—Rete Elettrica Nazionale	7,996	66,130

(Cost $757,964)		768,346

Japan — 24.6%
Advantest Corp.	1,100	138,345
Aeon Co. Ltd.	3,700	76,727
Ajinomoto Co., Inc.	2,600	110,243
ANA Holdings, Inc.*	800	18,079
Asahi Kasei Corp.	7,000	45,283
Astellas Pharma, Inc.	10,100	153,632
Azbil Corp.	600	20,030
Bridgestone Corp.	3,200	124,430
Brother Industries Ltd.	1,400	23,738
Dai Nippon Printing Co. Ltd.	1,165	31,873
Daifuku Co. Ltd.	1,748	32,340
Daiichi Sankyo Co. Ltd.	10,300	304,150
Daikin Industries Ltd.	1,471	254,875
Daiwa House Industry Co. Ltd.	3,300	91,757
Daiwa Securities Group, Inc.	7,600	43,276
Eisai Co. Ltd.	1,408	89,537
FANUC Corp.	5,425	154,755
Fast Retailing Co. Ltd.	992	228,129
Fuji Electric Co. Ltd.	700	33,056
FUJIFILM Holdings Corp.	2,150	127,212
Fujitsu Ltd.	1,001	125,172
Hankyu Hanshin Holdings, Inc.	1,400	50,294
Hirose Electric Co. Ltd.	221	26,801
Hitachi Construction Machinery Co. Ltd.	600	18,715
Hitachi Ltd.	5,300	352,909
Hoya Corp.	2,049	227,370
Hulic Co. Ltd.	2,200	19,766
Ibiden Co. Ltd.	600	36,234
Inpex Corp.	5,500	76,879
Isuzu Motors Ltd.	3,200	41,103
ITOCHU Corp.	6,600	248,070
Itochu Techno-Solutions Corp.	500	14,854
JFE Holdings, Inc.	2,800	44,303
JSR Corp.	900	25,161
Kao Corp.	2,684	103,960
KDDI Corp.	8,302	246,634
Keio Corp.	539	18,660
Kikkoman Corp.	800	46,301
Komatsu Ltd.	5,300	151,080
Kubota Corp.	5,800	93,025
Kurita Water Industries Ltd.	500	19,518
Kyowa Kirin Co. Ltd.	1,600	29,349
Lixil Corp.	1,800	22,558
Marubeni Corp.	8,300	135,944
MatsukiyoCocokara & Co.	600	35,340
Mazda Motor Corp.	3,100	32,632
McDonald’s Holdings Co. Japan Ltd.	500	19,885
MEIJI Holdings Co. Ltd.	1,400	35,119
Mitsubishi Chemical Group Corp.	6,800	40,650
Mitsubishi Estate Co. Ltd.	6,300	80,597
Mitsui Chemicals, Inc.	900	24,456
Mitsui Fudosan Co. Ltd.	5,100	111,819

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Japan (Continued)
Mizuho Financial Group, Inc.	13,600	$225,133
MS&AD Insurance Group Holdings, Inc.	2,400	86,383
NEC Corp.	1,400	73,911
Nintendo Co. Ltd.	5,820	250,534
NIPPON EXPRESS HOLDINGS, Inc.	350	18,197
Nippon Paint Holdings Co. Ltd.	5,350	41,379
Nippon Prologis REIT, Inc. REIT	14	28,166
Nissin Foods Holdings Co. Ltd.	350	30,580
Nitori Holdings Co. Ltd.	442	50,459
Nitto Denko Corp.	750	51,254
Nomura Holdings, Inc.	16,600	64,332
Nomura Real Estate Holdings, Inc.	700	17,636
Nomura Research Institute Ltd.	2,200	63,241
NTT Data Group Corp.	3,400	45,797
Omron Corp.	913	44,137
Ono Pharmaceutical Co. Ltd.	2,200	41,730
Open House Group Co. Ltd.	400	13,534
Oriental Land Co. Ltd.	6,125	220,834
ORIX Corp.	6,600	123,309
Osaka Gas Co. Ltd.	2,200	35,210
Pan Pacific International Holdings Corp.	2,200	43,891
Panasonic Holdings Corp.	12,500	144,203
Rakuten Group, Inc.	8,500	33,180
Recruit Holdings Co. Ltd.	8,200	294,014
Renesas Electronics Corp.*	7,000	117,825
Ricoh Co. Ltd.	3,100	25,297
SCSK Corp.	800	13,881
Secom Co. Ltd.	1,200	84,033
Seiko Epson Corp.	1,700	26,653
Sekisui Chemical Co. Ltd.	2,100	32,253
Sekisui House Ltd.	3,500	71,414
Seven & i Holdings Co. Ltd.	4,200	172,547
SG Holdings Co. Ltd.	1,900	27,459
Sharp Corp.*	1,500	9,241
Shimadzu Corp.	1,340	39,449
Shimizu Corp.	3,000	20,188
Shin-Etsu Chemical Co. Ltd.	10,175	325,620
Shionogi & Co. Ltd.	1,400	61,708
SoftBank Corp.	16,100	184,682
Sompo Holdings, Inc.	1,640	71,498
Sony Group Corp.	7,083	590,878
Sumitomo Chemical Co. Ltd.	7,900	21,890
Sumitomo Electric Industries Ltd.	4,000	49,057
Sumitomo Metal Mining Co. Ltd.	1,453	45,112
Sumitomo Mitsui Financial Group, Inc.	7,153	328,256
Sumitomo Mitsui Trust Holdings, Inc.	1,900	71,140
Suntory Beverage & Food Ltd.	700	22,666
Sysmex Corp.	900	47,916
T&D Holdings, Inc.	2,800	44,495
TDK Corp.	2,225	81,215
Terumo Corp.	3,750	113,671
TIS, Inc.	1,400	33,051
Tobu Railway Co. Ltd.	1,000	27,427
Tokio Marine Holdings, Inc.	10,100	223,874
Tokyo Electron Ltd.	2,625	389,012
Tokyo Gas Co. Ltd.	2,300	53,351
Tokyu Corp.	3,100	39,191

	Number of Shares	Value
Japan (Continued)
Toray Industries, Inc.	8,000	$43,197
TOTO Ltd.	700	19,209
Unicharm Corp.	2,300	91,820
USS Co. Ltd.	1,100	19,226
West Japan Railway Co.	1,150	49,796
Yamaha Corp.	719	22,219
Yamaha Motor Co. Ltd.	1,800	46,723
Yamato Holdings Co. Ltd.	1,700	31,954
Yaskawa Electric Corp.	1,372	53,915
Yokogawa Electric Corp.	1,279	25,376
Z Holdings Corp.	15,300	46,010
ZOZO, Inc.	900	17,986

(Cost $10,179,965)		10,631,050

Luxembourg — 0.1%
Tenaris SA (Cost $33,102)	2,647	42,404

Netherlands — 6.4%
Akzo Nobel NV	970	79,001
ASML Holding NV	2,275	1,501,010
ING Groep NV	20,175	286,850
JDE Peet’s NV	716	19,956
Koninklijke Ahold Delhaize NV	5,525	180,946
Koninklijke KPN NV	18,081	63,327
NN Group NV	1,423	54,921
Prosus NV*	3,966	274,541
Universal Music Group NV	4,622	114,828
Wolters Kluwer NV	1,453	175,364

(Cost $2,273,541)		2,750,744

New Zealand — 0.3%
Mercury NZ Ltd.	3,640	13,449
Meridian Energy Ltd.	6,932	22,145
Spark New Zealand Ltd.	10,388	31,391
Xero Ltd.*	798	64,655

(Cost $133,449)		131,640

Norway — 1.2%
Aker BP ASA	1,770	48,023
DNB Bank ASA	5,061	100,201
Equinor ASA	5,167	159,423
Gjensidige Forsikring ASA	1,105	17,192
Mowi ASA	2,535	45,995
Norsk Hydro ASA	7,610	42,281
Orkla ASA	4,149	31,703
Salmar ASA	416	20,336
Telenor ASA	3,972	42,531

(Cost $542,720)		507,685

Portugal — 0.2%
Galp Energia SGPS SA	2,777	38,293
Jeronimo Martins SGPS SA	1,638	41,779

(Cost $67,845)		80,072

Singapore — 0.7%
CapitaLand Integrated Commercial Trust REIT	28,565	40,399
CapitaLand Investment Ltd.	14,600	35,027

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Singapore (Continued)
City Developments Ltd.	2,800	$13,850
Keppel Corp. Ltd.	8,400	43,166
Singapore Exchange Ltd.	4,900	34,941
United Overseas Bank Ltd.	7,100	149,518

(Cost $313,410)		316,901

Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	1,245	43,767
Amadeus IT Group SA	2,543	174,711
Iberdrola SA	34,406	409,275
Naturgy Energy Group SA	678	19,677
Redeia Corp. SA	2,259	36,789
Repsol SA	7,098	109,548

(Cost $743,756)		793,767

Sweden — 2.9%
Alfa Laval AB	1,628	57,270
Assa Abloy AB, Class B	5,683	128,141
Atlas Copco AB, Class A	15,202	201,237
Atlas Copco AB, Class B	8,731	100,746
Beijer Ref AB	1,908	21,920
Boliden AB	1,537	40,924
Epiroc AB, Class A	3,712	71,393
Epiroc AB, Class B	2,195	36,002
EQT AB	2,004	40,410
Essity AB, Class B	3,455	80,681
H & M Hennes & Mauritz AB, Class B	3,724	56,959
Holmen AB, Class B	520	19,732
Husqvarna AB, Class B	2,294	19,798
Nibe Industrier AB, Class B	8,591	64,476
Sandvik AB	6,027	114,156
SKF AB, Class B	1,926	31,265
Svenska Cellulosa AB SCA, Class B	3,448	45,974
Svenska Handelsbanken AB, Class A	8,243	68,775
Tele2 AB, Class B	3,052	21,557
Telia Co. AB	13,937	28,142

(Cost $1,335,164)		1,249,558

Switzerland — 9.5%
ABB Ltd.	9,097	346,989
Baloise Holding AG	264	41,307
Banque Cantonale Vaudoise	168	18,222
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	131,639
Clariant AG*	1,187	19,809
Coca-Cola HBC AG*	1,263	36,457
DSM-Firmenich AG	1,072	99,072
Geberit AG	195	101,248
Givaudan SA	52	173,559
Julius Baer Group Ltd.	1,217	84,684
Kuehne + Nagel International AG	310	93,325
Logitech International SA	932	64,641
Lonza Group AG	415	229,712
Novartis AG	11,569	1,169,802
SGS SA	851	77,445
SIG Group AG*	1,737	45,782
Sika AG	837	237,288

	Number of Shares	Value
Switzerland (Continued)
Sonova Holding AG	296	$78,319
STMicroelectronics NV	3,870	183,406
Swiss Life Holding AG	174	109,256
Swiss Re AG	1,710	166,305
Swisscom AG	146	88,931
Temenos AG	365	29,035
VAT Group AG, 144A	152	60,989
Zurich Insurance Group AG	852	400,317

(Cost $3,899,693)		4,087,539

United Kingdom — 13.6%
3i Group PLC	5,460	137,923
abrdn PLC	11,376	23,799
Admiral Group PLC	1,193	37,642
Anglo American PLC	7,159	190,548
Ashtead Group PLC	2,473	173,104
Associated British Foods PLC	2,010	50,748
AstraZeneca PLC	8,753	1,182,562
Auto Trader Group PLC, 144A	5,079	39,027
Barratt Developments PLC	5,506	31,626
Berkeley Group Holdings PLC	616	31,699
BT Group PLC	39,371	57,672
Burberry Group PLC	2,150	59,500
CNH Industrial NV	5,787	80,270
Coca-Cola Europacific Partners PLC	1,159	74,303
Croda International PLC	787	55,068
Endeavour Mining PLC	1,001	20,460
HSBC Holdings PLC	111,533	824,090
Informa PLC	7,797	72,203
Intertek Group PLC	908	47,634
J Sainsbury PLC	9,385	32,121
Johnson Matthey PLC	1,074	22,183
Kingfisher PLC	10,755	31,890
Legal & General Group PLC	33,916	93,990
Lloyds Banking Group PLC	363,686	195,191
Mondi PLC	2,746	45,722
National Grid PLC	20,808	261,085
Ocado Group PLC*	3,467	38,291
Phoenix Group Holdings PLC	4,249	28,051
Reckitt Benckiser Group PLC	4,000	289,012
RELX PLC	10,536	344,181
Sage Group PLC	5,826	71,683
Schroders PLC	3,961	20,669
Segro PLC REIT	6,648	62,119
Spirax-Sarco Engineering PLC	412	52,911
St James’s Place PLC	3,021	33,871
Taylor Wimpey PLC	20,407	29,557
Tesco PLC	40,372	135,925
Unilever PLC	14,208	727,709
Vodafone Group PLC	129,657	120,280
WPP PLC	6,080	58,999

(Cost $5,959,971)		5,885,318

TOTAL COMMON STOCKS (Cost $40,865,052)		42,828,509

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	328	$31,594
Henkel AG & Co. KGaA	956	73,379

(Cost $108,963)		104,973

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	1,880	1,799

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.1%
iShares ESG Aware MSCI EAFE ETF (Cost $42,061)	600	$43,098

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $11,252)	11,252	11,252

TOTAL INVESTMENTS — 99.6% (Cost $41,027,328)		$42,989,631
Other assets and liabilities, net — 0.4%		193,924

NET ASSETS — 100.0%		$43,183,555

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
112,126	—	(112,126	) (d)	—	—	5,064	—	—	—

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
29,931	1,349,956	(1,368,635)		—	—	1,183	—	11,252	11,252

142,057	1,349,956	(1,480,761)		—	—	6,247	—	11,252	11,252

*	Non-income producing security.
(a)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

CDI:	Chess Depositary Interests
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
EURO STOXX 50 Futures	EUR	3	$141,506	$140,433	9/15/2023	$(1,073)
MINI TOPIX Index Futures	JPY	4	61,303	64,031	9/07/2023	2,728

Total net unrealized appreciation						$1,655

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2023

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$42,828,509	$—	$—	$42,828,509
Preferred Stocks	104,973	—	—	104,973
Warrants	1,799	—	—	1,799
Exchange-Traded Funds	43,098	—	—	43,098
Short-Term Investments (a)	11,252	—	—	11,252
Derivatives (b)
Futures Contracts	2,728	—	—	2,728

TOTAL	$42,992,359	$—	$—	$42,992,359

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,073)	$—	$—	$(1,073)

TOTAL	$(1,073)	$—	$—	$(1,073)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 98.0%
Brazil — 2.7%
Atacadao SA	4,126	$8,550
Banco Santander Brasil SA	2,487	13,618
CCR SA	7,060	17,768
Cia de Saneamento Basico do Estado de Sao Paulo	2,443	28,580
Cia Siderurgica Nacional SA	4,500	11,007
Cosan SA	8,349	29,545
Energisa SA	1,404	13,073
Equatorial Energia SA	7,217	46,151
Hapvida Participacoes e Investimentos SA, 144A*	34,150	29,384
Klabin SA	5,472	25,155
Localiza Rent a Car SA	6,219	79,450
Lojas Renner SA	6,576	21,292
Natura & Co. Holding SA*	6,237	19,123
PRIO SA*	5,193	48,689
Raia Drogasil SA	9,006	49,987
Rede D’Or Sao Luiz SA, 144A	4,083	23,636
Rumo SA	9,072	40,954
Telefonica Brasil SA	2,834	23,669
TIM SA	5,043	14,678
TOTVS SA	3,923	21,980
Ultrapar Participacoes SA	4,964	18,208
WEG SA	11,735	85,045

(Cost $629,285)		669,542

Chile — 0.3%
Cencosud SA	8,783	18,711
Empresas CMPC SA	7,977	14,415
Empresas Copec SA	2,896	20,818
Enel Americas SA*	161,583	19,111
Falabella SA	5,724	14,033

(Cost $90,423)		87,088

China — 29.7%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	3,391
3SBio, Inc., 144A*	11,138	9,317
AAC Technologies Holdings, Inc.	4,879	9,457
Agricultural Bank of China Ltd., Class A	35,800	17,018
Agricultural Bank of China Ltd., Class H	202,144	69,343
Air China Ltd., Class A*	2,300	2,733
Air China Ltd., Class H*	13,956	10,340
Alibaba Group Holding Ltd.*	113,405	1,304,445
Angel Yeast Co. Ltd., Class A	200	911
Anhui Conch Cement Co. Ltd., Class A	1,700	5,998
Anhui Conch Cement Co. Ltd., Class H	7,471	20,769
Anjoy Foods Group Co. Ltd., Class A	100	1,793
Baidu, Inc., Class A*	15,534	276,142
Beijing Capital International Airport Co. Ltd., Class H*	12,614	6,611
Beijing Easpring Material Technology Co. Ltd., Class A	200	1,218
Beijing Tongrentang Co. Ltd., Class A	600	4,634
BYD Co. Ltd., Class A	777	26,624
BYD Co. Ltd., Class H	7,164	224,556

	Number of Shares	Value
China (Continued)
By-health Co. Ltd., Class A	300	$797
CECEP Solar Energy Co. Ltd., Class A	1,600	1,326
China Baoan Group Co. Ltd., Class A	900	1,318
China Communications Services Corp. Ltd., Class H	16,044	7,222
China Conch Venture Holdings Ltd.	9,969	9,802
China Construction Bank Corp., Class H	665,772	356,584
China Eastern Airlines Corp. Ltd., Class A*	4,800	2,862
China Feihe Ltd., 144A	27,466	16,532
China Jushi Co. Ltd., Class A	1,828	3,506
China Literature Ltd., 144A*	2,801	11,252
China Mengniu Dairy Co. Ltd.*	22,102	74,409
China Merchants Bank Co. Ltd., Class A	8,134	35,258
China Merchants Bank Co. Ltd., Class H	27,268	107,796
China Resources Pharmaceutical Group Ltd., 144A	11,070	7,397
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	2,615
China Southern Airlines Co. Ltd., Class A*	3,674	3,190
China Southern Airlines Co. Ltd., Class H*	12,905	6,863
China Three Gorges Renewables Group Co. Ltd., Class A	12,810	8,659
China Tourism Group Duty Free Corp. Ltd., Class A	800	11,972
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	569	7,641
China Vanke Co. Ltd., Class A	4,385	8,218
China Vanke Co. Ltd., Class H	15,367	17,931
CITIC Ltd.	40,649	40,381
CMOC Group Ltd., Class A	8,624	6,789
CMOC Group Ltd., Class H	25,630	15,329
Contemporary Amperex Technology Co. Ltd., Class A	1,895	61,587
COSCO SHIPPING Holdings Co. Ltd., Class A	5,600	7,540
COSCO SHIPPING Holdings Co. Ltd., Class H	23,486	24,110
Country Garden Services Holdings Co. Ltd.	15,205	17,490
CSPC Pharmaceutical Group Ltd.	62,144	46,756
Dali Foods Group Co. Ltd., 144A (a)	15,813	7,562
East Buy Holding Ltd., 144A*	2,796	14,173
Ecovacs Robotics Co. Ltd., Class A	200	1,457
ENN Energy Holdings Ltd.	5,489	43,048
ENN Natural Gas Co. Ltd., Class A	1,200	2,879
Fosun International Ltd.	19,653	12,305
Ganfeng Lithium Group Co. Ltd., Class A	664	4,325
Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,798	13,380
GEM Co. Ltd., Class A	1,200	1,032
Genscript Biotech Corp.*	7,910	18,540
Ginlong Technologies Co. Ltd., Class A	200	2,062
Goldwind Science & Technology Co. Ltd., Class A	1,700	2,219
Greentown China Holdings Ltd.	6,985	8,302
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,274

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
China (Continued)
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	$1,639
Haier Smart Home Co. Ltd., Class A	2,700	8,721
Haier Smart Home Co. Ltd., Class H	16,975	52,494
Haitian International Holdings Ltd.	3,835	8,236
Hangzhou Robam Appliances Co. Ltd., Class A	400	1,511
Hangzhou Tigermed Consulting Co. Ltd., Class A	200	1,830
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,839	10,196
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,642	6,060
Huadong Medicine Co. Ltd., Class A	600	3,132
Huatai Securities Co. Ltd., Class A	3,356	7,322
Huatai Securities Co. Ltd., Class H, 144A	9,778	12,868
Industrial & Commercial Bank of China Ltd., Class A	26,500	16,821
Industrial & Commercial Bank of China Ltd., Class H	443,104	203,421
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,650	9,466
JD Logistics, Inc., 144A*	13,209	17,619
JD.com, Inc., Class A	16,175	265,673
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,600	2,530
Jiangsu Expressway Co. Ltd., Class H	7,064	6,378
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,700	15,499
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,500	3,003
Jiumaojiu International Holdings Ltd., 144A	6,524	10,466
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	800	1,253
Jointown Pharmaceutical Group Co. Ltd., Class A	1,192	1,692
Kanzhun Ltd., ADR*	1,249	18,485
Kingdee International Software Group Co. Ltd.*	19,946	30,828
Kuaishou Technology, 144A*	16,208	132,694
Kuang-Chi Technologies Co. Ltd., Class A	1,100	2,252
Lenovo Group Ltd.	50,276	56,868
Li Auto, Inc., Class A*	7,854	161,852
Livzon Pharmaceutical Group, Inc., Class A	300	1,418
Longfor Group Holdings Ltd., 144A	13,294	28,006
Microport Scientific Corp.*	4,949	8,469
Ming Yang Smart Energy Group Ltd., Class A	900	1,846
MINISO Group Holding Ltd., ADR*	657	17,016
NetEase, Inc.	13,319	278,210
NIO, Inc., ADR*	9,477	97,329
Nongfu Spring Co. Ltd., Class H, 144A	12,158	68,296
Perfect World Co. Ltd., Class A	1,000	1,900
Pharmaron Beijing Co. Ltd., Class A	750	3,071
Ping An Healthcare and Technology Co. Ltd., 144A*	4,153	10,359

	Number of Shares	Value
China (Continued)
Pop Mart International Group Ltd., 144A	2,626	$8,539
Postal Savings Bank of China Co. Ltd., Class A	12,284	8,202
Postal Savings Bank of China Co. Ltd., Class H, 144A	55,065	27,175
SF Holding Co. Ltd., Class A	2,188	13,071
Shandong Nanshan Aluminum Co. Ltd., Class A	4,300	1,843
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	17,011	16,920
Shanghai Electric Group Co. Ltd., Class A*	4,200	2,579
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	826	3,170
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,817	8,985
Shanghai M&G Stationery, Inc., Class A	400	2,072
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,278	3,139
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,091	8,375
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,052	4,729
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,600	1,618
Shenzhen Inovance Technology Co. Ltd., Class A	624	5,854
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	548	20,328
Sinopharm Group Co. Ltd., Class H	9,458	27,439
Sinotruk Hong Kong Ltd.	4,708	8,729
Skshu Paint Co. Ltd., Class A*	196	2,029
Sungrow Power Supply Co. Ltd., Class A	670	9,182
Sunwoda Electronic Co. Ltd., Class A	800	1,741
TCL Technology Group Corp., Class A*	7,900	4,450
Tencent Holdings Ltd.	46,258	1,917,155
Tianqi Lithium Corp., Class A	600	4,746
Titan Wind Energy Suzhou Co. Ltd., Class A*	700	1,251
Tongcheng Travel Holdings Ltd.*	8,927	20,013
Topchoice Medical Corp., Class A*	100	1,282
Uni-President China Holdings Ltd.	9,964	7,370
Vipshop Holdings Ltd., ADR*	2,456	38,780
Weichai Power Co. Ltd., Class A	2,700	4,377
Weichai Power Co. Ltd., Class H	13,000	16,876
WuXi AppTec Co. Ltd., Class A	1,088	12,183
WuXi AppTec Co. Ltd., Class H, 144A	2,489	27,265
Wuxi Biologics Cayman, Inc., 144A*	26,349	148,348
XPeng, Inc., Class A*	7,134	66,912
Yadea Group Holdings Ltd., 144A	8,450	16,250
Yihai International Holding Ltd.*	3,141	5,888
Yihai Kerry Arawana Holdings Co. Ltd., Class A	700	3,430
Yum China Holdings, Inc.	2,922	156,882
Yunnan Baiyao Group Co. Ltd., Class A	806	6,052
Yunnan Energy New Material Co. Ltd., Class A	358	3,265

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
China (Continued)
Zai Lab Ltd., ADR*	645	$16,428
Zangge Mining Co. Ltd., Class A	800	2,470
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	11,390
Zhejiang Chint Electrics Co. Ltd., Class A	912	3,105
Zhejiang Expressway Co. Ltd., Class H	8,654	6,467
Zhejiang Huayou Cobalt Co. Ltd., Class A	699	3,832
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	300	1,120
Zhejiang Weixing New Building Materials Co. Ltd., Class A	800	2,221
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	3,373
ZTO Express Cayman, Inc., ADR	2,954	74,264

(Cost $9,010,646)		7,410,883

Colombia — 0.1%
Bancolombia SA	1,897	13,479
Interconexion Electrica SA ESP	2,679	9,799

(Cost $33,177)		23,278

Czech Republic — 0.1%
Komercni Banka AS	454	14,199
Moneta Money Bank AS, 144A	2,257	8,416

(Cost $22,282)		22,615

Egypt — 0.1%
Commercial International Bank Egypt SAE (Cost $26,611)	17,245	31,811

Greece — 0.5%
Alpha Services and Holdings SA*	14,485	24,470
Eurobank Ergasias Services and Holdings SA*	17,815	30,995
Hellenic Telecommunications Organization SA	1,363	20,415
Motor Oil Hellas Corinth Refineries SA	446	11,375
Mytilineos SA	739	30,030

(Cost $76,367)		117,285

Hong Kong — 1.6%
Alibaba Health Information Technology Ltd.*	34,090	20,128
Beijing Enterprises Water Group Ltd.	28,772	6,641
Bosideng International Holdings Ltd.	26,391	10,365
China Everbright Environment Group Ltd.	21,059	7,680
China Jinmao Holdings Group Ltd.	40,771	5,771
China Medical System Holdings Ltd.	9,958	14,375
China Overseas Land & Investment Ltd.	26,559	56,019
China Resources Cement Holdings Ltd.	17,635	5,847
China Resources Gas Group Ltd.	6,347	17,847
China Resources Land Ltd.	22,268	94,135
China Ruyi Holdings Ltd.*	41,857	11,102
Chow Tai Fook Jewellery Group Ltd.	13,756	20,875
Far East Horizon Ltd.	10,270	7,020
Geely Automobile Holdings Ltd.	41,613	51,686
Kunlun Energy Co. Ltd.	26,615	19,482
Shenzhen International Holdings Ltd.	8,929	6,354
Sino Biopharmaceutical Ltd.	71,983	27,355

	Number of Shares	Value
Hong Kong (Continued)
Vinda International Holdings Ltd.	2,496	$5,780
Want Want China Holdings Ltd.	32,681	21,630

(Cost $538,743)		410,092

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	2,959	22,396
OTP Bank Nyrt	1,674	68,372
Richter Gedeon Nyrt	973	24,415

(Cost $115,993)		115,183

India — 13.4%
ABB India Ltd.	366	19,371
Adani Green Energy Ltd.*	2,144	24,050
Ashok Leyland Ltd.	9,600	21,320
Asian Paints Ltd.	2,680	105,408
Astral Ltd.	795	18,765
AU Small Finance Bank Ltd., 144A	1,191	10,409
Axis Bank Ltd.	15,872	186,642
Bajaj Finance Ltd.	1,867	161,540
Berger Paints India Ltd.	1,796	15,590
Bharti Airtel Ltd.	15,526	160,612
Britannia Industries Ltd.	747	40,314
Colgate-Palmolive India Ltd.	919	21,558
Cummins India Ltd.	884	18,236
Dabur India Ltd.	4,232	28,274
DLF Ltd.	4,313	26,263
Eicher Motors Ltd.	942	37,966
GAIL India Ltd.	14,638	20,334
Grasim Industries Ltd.	1,865	40,346
Havells India Ltd.	1,700	28,432
HCL Technologies Ltd.	6,623	93,773
Hero MotoCorp Ltd.	824	29,023
Hindalco Industries Ltd.	8,530	47,381
Hindustan Unilever Ltd.	5,624	170,178
ICICI Prudential Life Insurance Co. Ltd., 144A	2,296	15,639
Indian Hotels Co. Ltd.	5,952	30,261
Indraprastha Gas Ltd.	2,296	12,971
Info Edge India Ltd.	483	25,271
Infosys Ltd., ADR	7,818	135,799
Infosys Ltd.	15,255	264,510
Kotak Mahindra Bank Ltd.	7,627	162,032
Lupin Ltd.	1,463	19,401
Mahindra & Mahindra Ltd.	6,405	121,885
Marico Ltd.	3,537	24,355
Nestle India Ltd.	238	63,208
PI Industries Ltd.	528	23,141
Pidilite Industries Ltd.	1,000	30,379
Reliance Industries Ltd.	21,133	614,439
Shree Cement Ltd.	63	18,113
Shriram Finance Ltd.	1,899	44,233
Siemens Ltd.	617	29,231
Supreme Industries Ltd.	429	23,100
Tata Consultancy Services Ltd.	6,303	255,573
Torrent Pharmaceuticals Ltd.	733	16,314
TVS Motor Co. Ltd.	1,672	28,677
UPL Ltd.	3,228	23,050
Vedanta Ltd.	5,089	14,280

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
India (Continued)
Zomato Ltd.*	29,494	$34,772

(Cost $2,997,028)		3,356,419

Indonesia — 2.3%
Aneka Tambang Tbk	64,114	8,377
PT Bank Central Asia Tbk	381,796	230,005
PT Bank Rakyat Indonesia Persero Tbk	476,719	173,722
PT Barito Pacific Tbk	202,106	14,199
PT Kalbe Farma Tbk	142,363	16,966
PT Merdeka Copper Gold Tbk*	73,258	16,258
PT Sarana Menara Nusantara Tbk	140,658	9,513
PT Telkom Indonesia Persero Tbk	343,306	84,080
PT Unilever Indonesia Tbk	51,759	12,473

(Cost $544,953)		565,593

Kazakhstan — 0.0%
Polymetal International PLC* (a) (Cost $40,174)	2,070	0

Kuwait — 0.5%
Kuwait Finance House KSCP (Cost $129,338)	56,735	137,121

Malaysia — 2.1%
AMMB Holdings Bhd	11,100	8,923
Axiata Group Bhd	20,983	10,672
Celcomdigi Bhd	24,900	23,505
CIMB Group Holdings Bhd	44,273	53,719
Dialog Group Bhd	22,400	9,897
Gamuda Bhd	12,688	12,305
Hong Leong Financial Group Bhd	1,600	6,283
IHH Healthcare Bhd	15,200	19,491
Kuala Lumpur Kepong Bhd	3,500	16,248
Malayan Banking Bhd	37,653	73,926
Malaysia Airports Holdings Bhd	4,428	7,033
Maxis Bhd	17,000	14,692
MISC Bhd	7,600	11,793
MR DIY Group M Bhd, 144A	23,100	7,717
Nestle Malaysia Bhd	500	14,062
Petronas Chemicals Group Bhd	18,300	28,081
Petronas Dagangan Bhd	1,900	9,091
Petronas Gas Bhd	5,300	19,555
PPB Group Bhd	4,700	15,923
Press Metal Aluminium Holdings Bhd	25,400	26,550
Public Bank Bhd	101,775	92,782
QL Resources Bhd	7,400	8,612
RHB Bank Bhd	11,057	13,368
Sime Darby Bhd	20,200	10,013
Telekom Malaysia Bhd	8,500	9,343

(Cost $535,449)		523,584

Mexico — 2.8%
America Movil SAB de CV, Series B	130,929	124,848
Arca Continental SAB de CV	3,394	33,473
Cemex SAB de CV, Series CPO*	105,016	83,917
Fomento Economico Mexicano SAB de CV	13,587	154,035
Gruma SAB de CV, Class B	1,247	21,087

	Number of Shares	Value
Mexico (Continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,277	$35,247
Grupo Bimbo SAB de CV, Series A	8,796	43,834
Grupo Financiero Banorte SAB de CV, Class O	18,139	155,636
Grupo Televisa SAB, Series CPO	17,939	16,125
Industrias Penoles SAB de CV*	1,366	19,572
Orbia Advance Corp. SAB de CV	7,389	16,660

(Cost $580,469)		704,434

Netherlands — 0.1%
NEPI Rockcastle NV (Cost $22,962)	3,448	20,639

Peru — 0.3%
Credicorp Ltd. (Cost $64,240)	466	65,906

Philippines — 0.5%
Ayala Corp.	1,710	18,604
JG Summit Holdings, Inc.	17,770	11,471
PLDT, Inc.	515	10,460
SM Investments Corp.	1,632	24,010
SM Prime Holdings, Inc.	69,500	35,843
Universal Robina Corp.	6,530	12,882

(Cost $141,829)		113,270

Poland — 1.1%
Allegro.eu SA, 144A*	3,390	27,161
CD Projekt SA	496	17,758
KGHM Polska Miedz SA	926	25,637
mBank SA*	103	10,722
ORLEN SA	4,057	62,067
Powszechna Kasa Oszczednosci Bank Polski SA*	6,004	54,413
Powszechny Zaklad Ubezpieczen SA	4,227	42,390
Santander Bank Polska SA*	250	22,542

(Cost $253,049)		262,690

Qatar — 0.7%
Qatar Fuel QSC	4,285	18,835
Qatar Gas Transport Co. Ltd.	17,822	18,150
Qatar National Bank QPSC	32,169	137,867

(Cost $204,119)		174,852

Russia — 0.0%
Gazprom PJSC* (a)	68,905	0
LUKOIL PJSC* (a)	2,408	0
Mobile TeleSystems PJSC, ADR* (a)	2,662	0
Moscow Exchange MICEX-RTS PJSC* (a)	8,602	0
Novatek PJSC* (a)	5,300	0
Novolipetsk Steel PJSC* (a)	8,462	0
PhosAgro PJSC* (a)	267	0
PhosAgro PJSC, GDR* (a)	300	0
PhosAgro PJSC, GDR* (a)	4	0
Polyus PJSC* (a)	193	0

(Cost $634,818)		0

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Saudi Arabia — 2.3%
ACWA Power Co.	590	$30,360
Alinma Bank	6,806	66,959
Bank AlBilad	3,183	36,407
Dr Sulaiman Al Habib Medical Services Group Co.	611	39,586
National Industrialization Co.*	2,220	7,541
Sahara International Petrochemical Co.	2,442	23,732
Saudi Arabian Oil Co., 144A	18,543	172,544
Saudi Basic Industries Corp.	6,269	147,756
Saudi Electricity Co.	5,739	31,674
Savola Group	1,773	17,916

(Cost $569,654)		574,475

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $11,623)	1,457	10,934

South Africa — 5.0%
Absa Group Ltd.	5,881	56,617
Anglo American Platinum Ltd.	454	15,851
Aspen Pharmacare Holdings Ltd.	2,580	23,463
Bid Corp. Ltd.	2,334	52,366
Bidvest Group Ltd.	2,117	31,858
Capitec Bank Holdings Ltd.	600	50,215
Clicks Group Ltd.	1,683	24,309
Discovery Ltd.*	3,532	27,370
FirstRand Ltd.	35,031	135,795
Gold Fields Ltd.	6,199	79,512
Growthpoint Properties Ltd. REIT	21,296	13,283
Impala Platinum Holdings Ltd.	5,889	30,311
Kumba Iron Ore Ltd.	500	10,969
MTN Group Ltd.	11,771	74,797
Naspers Ltd., Class N	1,346	228,681
Nedbank Group Ltd.	3,039	34,637
Northam Platinum Holdings Ltd.*	2,561	16,839
Old Mutual Ltd.	35,509	23,798
Sanlam Ltd.	12,433	44,748
Sasol Ltd.	3,929	50,684
Shoprite Holdings Ltd.	3,426	47,736
Sibanye Stillwater Ltd.	19,424	29,482
Standard Bank Group Ltd.	9,400	95,916
Vodacom Group Ltd.	4,310	24,551
Woolworths Holdings Ltd.	6,649	26,048

(Cost $1,428,243)		1,249,836

South Korea — 6.6%
Amorepacific Corp.	202	20,464
BGF retail Co. Ltd.	55	6,508
Celltrion Healthcare Co. Ltd.	744	36,419
CJ CheilJedang Corp.	47	10,632
Coway Co. Ltd.	411	13,433
Doosan Bobcat, Inc.	313	12,740
Doosan Enerbility Co. Ltd.*	3,022	41,658
Hana Financial Group, Inc.	2,109	63,106
Hanon Systems	1,245	8,581
Hanwha Solutions Corp.*	701	19,332
HD Hyundai Co. Ltd.	305	13,638
HMM Co. Ltd.	1,658	20,898

	Number of Shares	Value
South Korea (Continued)
Hyundai Engineering & Construction Co. Ltd.	524	$14,074
Hyundai Glovis Co. Ltd.	144	18,793
Hyundai Mipo Dockyard Co. Ltd.*	143	9,845
Kakao Corp.	2,209	80,388
KB Financial Group, Inc.	2,695	110,308
Korea Zinc Co. Ltd.	55	21,929
Korean Air Lines Co. Ltd.	1,331	22,960
Kumho Petrochemical Co. Ltd.	119	11,236
LG Chem Ltd.	345	152,173
LG Corp.	651	40,437
LG Display Co. Ltd.*	1,750	17,742
LG Electronics, Inc.	736	54,848
LG H&H Co. Ltd.	67	23,546
LG Uplus Corp.	1,461	11,551
Lotte Chemical Corp.	154	15,916
Mirae Asset Securities Co. Ltd.	1,883	9,488
NAVER Corp.	917	148,815
NCSoft Corp.	98	18,647
Netmarble Corp., 144A*	150	4,863
POSCO Future M Co. Ltd.	215	73,117
Samsung Engineering Co. Ltd.*	992	25,518
Samsung SDI Co. Ltd.	384	178,382
Samsung SDS Co. Ltd.	270	29,007
Samsung Securities Co. Ltd.	477	13,479
Shinhan Financial Group Co. Ltd.	2,981	80,177
SK Biopharmaceuticals Co. Ltd.*	211	13,681
SK Bioscience Co. Ltd.*	184	10,218
SK IE Technology Co. Ltd., 144A*	164	11,204
SK Innovation Co. Ltd.*	385	51,702
SK Square Co. Ltd.*	688	23,476
SK, Inc.	243	26,566
SKC Co. Ltd.	130	8,999
Woori Financial Group, Inc.	4,215	37,980
Yuhan Corp.	359	19,773

(Cost $1,913,872)		1,658,247

Taiwan — 19.6%
Acer, Inc.	21,941	25,216
Airtac International Group	1,106	31,951
AUO Corp.*	43,513	24,321
Cathay Financial Holding Co. Ltd.*	66,095	94,639
China Airlines Ltd.	21,022	14,918
China Steel Corp.	81,930	68,175
Chunghwa Telecom Co. Ltd.	26,058	94,915
CTBC Financial Holding Co. Ltd.	123,403	92,417
Delta Electronics, Inc.	13,377	145,336
E.Sun Financial Holding Co. Ltd.	95,725	73,492
Eva Airways Corp.	19,784	19,569
Evergreen Marine Corp. Taiwan Ltd.	6,987	23,366
Far Eastern New Century Corp.	20,050	17,723
Far EasTone Telecommunications Co. Ltd.	11,313	25,080
First Financial Holding Co. Ltd.	72,930	60,228
Fubon Financial Holding Co. Ltd.	51,846	103,541
Hotai Motor Co. Ltd.	2,140	45,627
Hua Nan Financial Holdings Co. Ltd.	62,065	39,952
Lite-On Technology Corp.	14,000	60,226

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Taiwan (Continued)
MediaTek, Inc.	10,034	$222,127
Mega Financial Holding Co. Ltd.	77,897	87,812
momo.com, Inc.	465	7,593
Nan Ya Plastics Corp.	33,034	68,565
President Chain Store Corp.	4,406	37,009
SinoPac Financial Holdings Co. Ltd.	73,005	39,200
Taishin Financial Holding Co. Ltd.	77,541	43,340
Taiwan Cement Corp.	40,314	44,243
Taiwan Cooperative Financial Holding Co. Ltd.	71,274	58,749
Taiwan High Speed Rail Corp.	13,623	12,726
Taiwan Mobile Co. Ltd.	12,023	35,186
Taiwan Semiconductor Manufacturing Co. Ltd.	170,722	2,943,067
Uni-President Enterprises Corp.	33,748	74,921
United Microelectronics Corp.	78,869	112,682
Voltronic Power Technology Corp.	425	19,351
Wan Hai Lines Ltd.	5,523	7,856
Yang Ming Marine Transport Corp.	13,041	17,301

(Cost $4,197,495)		4,892,420

Thailand — 2.6%
Advanced Info Service PCL, NVDR	8,200	50,580
Airports of Thailand PCL, NVDR*	28,400	58,799
Asset World Corp. PCL, NVDR	57,700	7,184
B Grimm Power PCL, NVDR	6,200	6,020
Bangkok Dusit Medical Services PCL, NVDR	78,000	62,369
Bangkok Expressway & Metro PCL	51,100	12,623
Berli Jucker PCL, NVDR	8,000	7,710
BTS Group Holdings PCL, NVDR	46,900	9,844
Bumrungrad Hospital PCL, NVDR	4,100	30,325
Central Retail Corp. PCL, NVDR	12,600	14,843
Charoen Pokphand Foods PCL, NVDR	21,200	12,532
CP ALL PCL, NVDR	40,900	76,211
Delta Electronics Thailand PCL, NVDR	21,700	67,236
Energy Absolute PCL, NVDR	12,200	22,036
Home Product Center PCL, NVDR	44,000	17,214
Indorama Ventures PCL, NVDR	12,500	10,352
Intouch Holdings PCL, NVDR	7,300	15,166
Kasikornbank PCL, NVDR	4,200	15,652
Minor International PCL, NVDR	21,054	19,991
Muangthai Capital PCL, NVDR	5,200	6,051
Osotspa PCL	2,600	2,228
Osotspa PCL, NVDR	6,200	5,312
PTT Exploration & Production PCL, NVDR	9,200	41,642
PTT Global Chemical PCL, NVDR	17,000	18,084
PTT Oil & Retail Business PCL, NVDR	20,200	11,768
SCG Packaging PCL, NVDR	8,900	10,421
Siam Cement PCL, NVDR	5,500	49,161

(Cost $688,130)		661,354

Turkey — 0.5%
Haci Omer Sabanci Holding AS	7,273	16,315
KOC Holding AS	5,324	28,320
Turk Hava Yollari AO*	3,870	35,568
Turkiye Is Bankasi AS, Class C	23,133	18,275

	Number of Shares	Value
Turkey (Continued)
Turkiye Sise ve Cam Fabrikalari AS	8,198	$15,761
Yapi ve Kredi Bankasi AS	20,980	12,514

(Cost $71,997)		126,753

United Arab Emirates — 2.0%
Abu Dhabi Commercial Bank PJSC	20,564	48,316
Abu Dhabi Islamic Bank PJSC	9,395	26,652
Aldar Properties PJSC	26,719	38,263
Emaar Properties PJSC	46,322	89,036
Emirates NBD Bank PJSC	13,300	59,203
Emirates Telecommunications Group Co. PJSC	24,295	131,230
First Abu Dhabi Bank PJSC	30,997	115,446

(Cost $491,081)		508,146

TOTAL COMMON STOCKS (Cost $26,064,050)		24,494,450

PREFERRED STOCKS — 1.9%
Brazil — 1.5%
Banco Bradesco SA	37,129	112,116
Cia Energetica de Minas Gerais	9,478	23,604
Gerdau SA	8,124	42,417
Itau Unibanco Holding SA	33,227	184,089

(Cost $357,097)		362,226

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $63,251)	998	61,512

Colombia — 0.1%
Bancolombia SA (Cost $23,135)	3,336	22,156

South Korea — 0.1%
LG Chem Ltd. (Cost $11,393)	53	13,694

TOTAL PREFERRED STOCKS (Cost $454,876)		459,588

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. Series N3, 5.50%, 6/3/24 (Cost $0)	INR 12,383	147

	Number of Shares
RIGHTS — 0.0%
South Korea — 0.0%
SK Innovation Co. Ltd.*, expires 9/26/23 (Cost $0)	28	802

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 11/7/24	3,050	$13
BTS Group Holdings PCL*, expires 11/20/26	6,100	30

TOTAL WARRANTS (Cost $0)		43

EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (b) (Cost $2,658)	100	2,689

	Number of Shares	Value
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c) (Cost $191,969)	191,969	$191,969

TOTAL INVESTMENTS — 100.7% (Cost $26,713,553)		$25,149,688
Other assets and liabilities, net — (0.7%)		(162,684)

NET ASSETS — 100.0%		$24,987,004

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (b)
—	157,419	(151,810)		(2,951)	31	665	—	100	2,689
Xtrackers MSCI China A Inclusion Equity ETF (b)
—	20,190	(20,364)		174	—	346	—	—	—
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
43,257	—	(43,257	) (e)	—	—	1,748	—	—	—
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c)
—	5,614,648	(5,422,679)		—	—	1,946	—	191,969	191,969

43,257	5,792,257	(5,638,110)		(2,777)	31	4,705	—	192,069	194,658

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2023

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Future	USD	1	$48,430	$48,965	9/15/2023	$535

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$24,486,888	$—	$7,562	$24,494,450
Preferred Stocks (a)	459,588	—	—	459,588
Corporate Bonds	—	147	—	147
Rights	802	—	—	802
Warrants	43	—	—	43
Exchange-Traded Funds	2,689	—	—	2,689
Short-Term Investments (a)	191,969	—	—	191,969
Derivatives (b)
Futures Contracts	535	—	—	535

TOTAL	$25,142,514	$147	$7,562	$25,150,223

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2023, the amount of transfers from Level 1 to Level 3 was $6,542. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 11.9%
Activision Blizzard, Inc.	72,668	$6,684,729
Alphabet, Inc., Class A*	444,281	60,497,744
Alphabet, Inc., Class C*	396,472	54,455,429
AT&T, Inc.	646,180	9,557,002
Charter Communications, Inc., Class A*	8,906	3,901,897
Comcast Corp., Class A	378,810	17,713,156
Electronic Arts, Inc.	23,928	2,870,881
Liberty Global PLC, Class C*	20,638	409,458
Liberty Media Corp.-Liberty Formula One, Class C*	17,445	1,200,042
Match Group, Inc.*	26,165	1,226,354
Meta Platforms, Inc., Class A*	201,355	59,578,931
Netflix, Inc.*	40,362	17,504,192
Snap, Inc., Class A*	90,214	933,715
T-Mobile US, Inc.*	49,911	6,800,374
Verizon Communications, Inc.	380,635	13,314,612
Walt Disney Co.*	165,562	13,854,228

(Cost $228,813,888)		270,502,744

Consumer Discretionary — 9.1%
Airbnb, Inc., Class A*	37,466	4,928,652
Aramark	21,248	790,001
Best Buy Co., Inc.	17,785	1,359,663
Booking Holdings, Inc.*	3,376	10,482,581
Caesars Entertainment, Inc.*	19,189	1,060,384
Carnival Corp.*	92,452	1,462,591
Chipotle Mexican Grill, Inc.*	2,506	4,828,160
Darden Restaurants, Inc.	10,957	1,703,923
Deckers Outdoor Corp.*	2,387	1,262,938
Domino’s Pizza, Inc.	3,210	1,243,554
eBay, Inc.	48,657	2,178,860
Etsy, Inc.*	11,297	831,120
Ford Motor Co.	356,096	4,319,445
Garmin Ltd.	13,957	1,479,721
General Motors Co.	126,396	4,235,530
Hilton Worldwide Holdings, Inc.	24,090	3,580,979
Home Depot, Inc.	91,437	30,201,641
Hyatt Hotels Corp., Class A	4,304	483,813
Las Vegas Sands Corp.	31,397	1,722,439
Lucid Group, Inc.* (a)	81,760	513,453
Lululemon Athletica, Inc.*	10,464	3,989,505
Marriott International, Inc., Class A	23,797	4,842,928
McDonald’s Corp.	66,164	18,602,009
MercadoLibre, Inc.*	4,122	5,656,868
MGM Resorts International	27,038	1,189,131
NIKE, Inc., Class B	111,665	11,357,447
Starbucks Corp.	104,159	10,149,253
Tesla, Inc.*	259,616	67,001,697
Vail Resorts, Inc.	3,654	826,973
VF Corp.	31,397	620,405
Wynn Resorts Ltd.	9,274	940,198
Yum! Brands, Inc.	25,388	3,284,699

(Cost $185,864,479)		207,130,561

Consumer Staples — 3.0%
Bunge Ltd.	13,587	1,553,266

	Number of Shares	Value
Consumer Staples (Continued)
Campbell Soup Co.	17,642	$735,671
Church & Dwight Co., Inc.	22,120	2,140,552
Clorox Co.	11,196	1,751,614
Conagra Brands, Inc.	43,610	1,303,067
Constellation Brands, Inc., Class A	15,048	3,920,907
Estee Lauder Cos., Inc., Class A	20,933	3,360,375
General Mills, Inc.	53,233	3,601,745
Hershey Co.	13,339	2,866,018
J M Smucker Co.	9,664	1,400,797
Kellogg Co.	24,421	1,490,169
Keurig Dr Pepper, Inc.	82,852	2,787,970
Kimberly-Clark Corp.	30,584	3,940,137
McCormick & Co., Inc.	22,677	1,861,328
Molson Coors Beverage Co., Class B	17,445	1,107,583
Sysco Corp.	46,002	3,204,039
Target Corp.	41,866	5,298,142
Tyson Foods, Inc., Class A	25,885	1,378,894
Walgreens Boots Alliance, Inc.	66,466	1,682,254
Walmart, Inc.	134,369	21,849,743

(Cost $70,340,576)		67,234,271

Energy — 3.8%
Baker Hughes Co.	92,452	3,345,838
Chevron Corp.	165,614	26,680,415
ConocoPhillips	109,834	13,073,541
Devon Energy Corp.	59,274	3,028,309
Diamondback Energy, Inc.	15,701	2,383,098
EOG Resources, Inc.	53,271	6,851,716
Halliburton Co.	81,830	3,160,275
Hess Corp.	25,043	3,869,143
Kinder Morgan, Inc.	183,315	3,156,684
Marathon Oil Corp.	56,450	1,487,457
ONEOK, Inc.	40,551	2,643,925
Pioneer Natural Resources Co.	21,183	5,040,071
Schlumberger NV	128,709	7,588,683
Williams Cos., Inc.	110,435	3,813,321

(Cost $81,104,132)		86,122,476

Financials — 13.1%
American Express Co.	57,318	9,055,671
American International Group, Inc.	66,492	3,891,112
Ameriprise Financial, Inc.	9,530	3,217,137
Annaly Capital Management, Inc. REIT	43,610	883,975
Aon PLC, Class A	18,590	6,197,720
Arch Capital Group Ltd.*	33,762	2,594,947
Ares Management Corp., Class A	14,358	1,485,191
Bank of America Corp.	652,478	18,706,544
Bank of New York Mellon Corp.	72,884	3,270,305
BlackRock, Inc.	13,583	9,515,435
Blackstone, Inc.	64,021	6,809,914
Block, Inc.*	48,842	2,815,741
Capital One Financial Corp.	34,130	3,494,571
Cboe Global Markets, Inc.	9,584	1,434,821
Charles Schwab Corp.	136,184	8,055,284
Chubb Ltd.	37,533	7,539,254
CME Group, Inc.	32,602	6,607,773
Discover Financial Services	23,508	2,117,366
FactSet Research Systems, Inc.	3,488	1,522,198

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Financials (Continued)
Fidelity National Information Services, Inc.	54,074	$3,020,574
Fiserv, Inc.*	56,477	6,855,743
Global Payments, Inc.	23,908	3,028,904
Goldman Sachs Group, Inc.	30,253	9,914,211
Intercontinental Exchange, Inc.	50,725	5,985,043
Invesco Ltd.	31,397	499,840
Jack Henry & Associates, Inc.	6,615	1,037,100
JPMorgan Chase & Co.	265,181	38,803,936
KeyCorp	85,476	968,443
Mastercard, Inc., Class A	77,142	31,831,875
Moody’s Corp.	14,948	5,034,486
Morgan Stanley	113,674	9,679,341
Nasdaq, Inc.	31,397	1,647,715
Northern Trust Corp.	18,870	1,435,441
PayPal Holdings, Inc.*	96,673	6,043,029
PNC Financial Services Group, Inc.	36,160	4,365,597
Progressive Corp.	53,056	7,081,384
S&P Global, Inc.	29,720	11,616,359
SEI Investments Co.	10,464	649,396
State Street Corp.	30,494	2,096,158
T. Rowe Price Group, Inc.	20,350	2,283,880
Tradeweb Markets, Inc., Class A	10,464	904,403
US Bancorp	138,827	5,071,350
Visa, Inc., Class A	147,270	36,181,294
W.R. Berkley Corp.	19,189	1,187,031
Willis Towers Watson PLC	9,649	1,995,027

(Cost $279,560,255)		298,432,519

Health Care — 16.4%
Abbott Laboratories	157,509	16,207,676
AbbVie, Inc.	159,886	23,496,846
Agilent Technologies, Inc.	26,802	3,244,918
Alnylam Pharmaceuticals, Inc.*	11,223	2,220,134
Amgen, Inc.	48,416	12,410,957
Biogen, Inc.*	13,094	3,500,812
Boston Scientific Corp.*	130,261	7,026,278
Bristol-Myers Squibb Co.	190,624	11,751,970
Catalent, Inc.*	15,701	784,579
Charles River Laboratories International, Inc.*	4,510	932,758
Cigna Group	26,922	7,437,472
CVS Health Corp.	115,993	7,559,264
Danaher Corp.	64,154	17,000,810
DaVita, Inc.*	5,232	535,861
Edwards Lifesciences Corp.*	54,931	4,200,573
Elevance Health, Inc.	21,502	9,504,099
Eli Lilly & Co.	73,545	40,758,639
Gilead Sciences, Inc.	113,181	8,656,083
Humana, Inc.	11,335	5,232,576
Illumina, Inc.*	14,403	2,379,664
Incyte Corp.*	17,445	1,125,726
IQVIA Holdings, Inc.*	16,868	3,755,323
Johnson & Johnson	219,530	35,493,610
McKesson Corp.	12,412	5,117,716
Merck & Co., Inc.	231,654	25,245,653
Mettler-Toledo International, Inc.*	2,018	2,448,803

	Number of Shares	Value
Health Care (Continued)
Pfizer, Inc.	511,553	$18,098,745
Regeneron Pharmaceuticals, Inc.*	9,743	8,052,492
Repligen Corp.*	4,791	833,203
Revvity, Inc.	11,456	1,340,696
Seagen, Inc.*	12,719	2,621,004
STERIS PLC	9,000	2,066,310
Thermo Fisher Scientific, Inc.	34,958	19,475,102
UnitedHealth Group, Inc.	84,543	40,291,503
Vertex Pharmaceuticals, Inc.*	23,343	8,131,301
Waters Corp.*	5,232	1,469,146
West Pharmaceutical Services, Inc.	6,730	2,738,437
Zimmer Biomet Holdings, Inc.	18,761	2,234,810
Zoetis, Inc.	41,922	7,986,560

(Cost $366,025,279)		373,368,109

Industrials — 7.6%
3M Co.	49,980	5,331,367
A O Smith Corp.	11,329	821,353
AECOM	11,961	1,049,578
Allegion PLC	7,964	906,383
AMETEK, Inc.	20,933	3,339,023
Automatic Data Processing, Inc.	37,552	9,561,115
Booz Allen Hamilton Holding Corp.	12,213	1,383,855
Broadridge Financial Solutions, Inc.	10,464	1,948,501
Ceridian HCM Holding, Inc.*	13,267	962,123
Cintas Corp.	8,295	4,182,090
Clarivate PLC*	33,678	250,228
Copart, Inc.*	77,748	3,485,443
CSX Corp.	185,651	5,606,660
Cummins, Inc.	12,828	2,950,953
Deere & Co.	25,514	10,484,723
Dover Corp.	12,668	1,878,664
Eaton Corp. PLC	36,069	8,309,216
Emerson Electric Co.	51,786	5,087,974
Equifax, Inc.	11,115	2,297,470
Expeditors International of Washington, Inc.	13,957	1,628,921
FedEx Corp.	21,639	5,648,212
Fortive Corp.	32,011	2,524,067
Graco, Inc.	15,223	1,201,704
Hubbell, Inc.	4,866	1,586,559
IDEX Corp.	6,847	1,550,161
Ingersoll Rand, Inc.	36,634	2,550,093
JB Hunt Transport Services, Inc.	7,584	1,424,882
Johnson Controls International PLC	62,280	3,678,257
Norfolk Southern Corp.	20,631	4,229,561
Old Dominion Freight Line, Inc.	8,971	3,833,936
Owens Corning	8,232	1,184,667
PACCAR, Inc.	47,358	3,897,090
Paychex, Inc.	29,734	3,634,387
Quanta Services, Inc.	13,155	2,760,840
Republic Services, Inc.	20,061	2,891,392
Robert Half, Inc.	9,773	722,811
Rockwell Automation, Inc.	10,464	3,265,605
Stanley Black & Decker, Inc.	13,873	1,309,334
Trane Technologies PLC	20,933	4,296,708
TransUnion	17,445	1,416,883

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Industrials (Continued)
Uber Technologies, Inc.*	165,763	$7,828,986
Union Pacific Corp.	55,306	12,198,844
United Parcel Service, Inc., Class B	65,955	11,172,777
Verisk Analytics, Inc.	13,092	3,171,144
Waste Connections, Inc.	23,339	3,197,210
Waste Management, Inc.	36,867	5,780,008
Westinghouse Air Brake Technologies Corp.	16,312	1,835,426
Xylem, Inc.	21,690	2,245,783

(Cost $153,434,793)		172,502,967

Information Technology — 27.3%
Accenture PLC, Class A	57,234	18,530,652
Adobe, Inc.*	41,574	23,254,001
Advanced Micro Devices, Inc.*	145,947	15,429,517
Akamai Technologies, Inc.*	13,957	1,466,741
Amphenol Corp., Class A	53,946	4,767,748
Analog Devices, Inc.	45,844	8,333,522
ANSYS, Inc.*	7,868	2,508,869
Apple, Inc.	592,326	111,280,286
Aspen Technology, Inc.*	2,673	518,562
Autodesk, Inc.*	19,466	4,320,284
BILL Holdings, Inc.*	8,720	1,005,416
Broadcom, Inc.	37,596	34,696,972
Cadence Design Systems, Inc.*	24,759	5,953,054
Cisco Systems, Inc.	371,203	21,288,492
Cloudflare, Inc., Class A*	24,421	1,588,098
Cognizant Technology Solutions Corp., Class A	46,160	3,305,518
Datadog, Inc., Class A*	22,677	2,187,877
Dell Technologies, Inc., Class C	23,445	1,318,547
Dropbox, Inc., Class A*	23,755	660,151
Enphase Energy, Inc.*	12,414	1,570,743
EPAM Systems, Inc.*	5,232	1,355,036
Fortinet, Inc.*	60,400	3,636,684
Gartner, Inc.*	7,163	2,504,758
Gen Digital, Inc.	52,131	1,055,653
Hewlett Packard Enterprise Co.	118,739	2,017,376
HubSpot, Inc.*	4,254	2,324,896
International Business Machines Corp.	82,212	12,071,188
Intuit, Inc.	25,427	13,776,603
Marvell Technology, Inc.	77,763	4,529,695
Microsoft Corp.	327,122	107,217,507
NVIDIA Corp.	224,675	110,888,346
Okta, Inc.*	13,957	1,165,549
Oracle Corp.	148,019	17,820,007
Palo Alto Networks, Inc.*	28,265	6,876,875
PTC, Inc.*	10,181	1,498,338
Roper Technologies, Inc.	9,629	4,805,449
Salesforce, Inc.*	89,064	19,724,113
ServiceNow, Inc.*	18,463	10,871,568
Snowflake, Inc., Class A*	23,566	3,696,327
Splunk, Inc.*	14,250	1,727,955
Texas Instruments, Inc.	82,234	13,820,246
Trimble, Inc.*	22,677	1,242,473
Tyler Technologies, Inc.*	3,777	1,504,870
VeriSign, Inc.*	8,509	1,768,085

	Number of Shares	Value
Information Technology (Continued)
VMware, Inc., Class A*	21,357	$3,604,634
Wolfspeed, Inc.* (a)	11,276	539,218
Workday, Inc., Class A*	18,491	4,521,050
Zscaler, Inc.*	7,988	1,246,527

(Cost $508,176,977)		621,796,076

Materials — 2.3%
Avery Dennison Corp.	7,353	1,385,158
Ball Corp.	28,496	1,551,607
Crown Holdings, Inc.	10,887	1,008,789
DuPont de Nemours, Inc.	41,602	3,198,778
Ecolab, Inc.	23,218	4,267,701
FMC Corp.	11,342	978,021
International Paper Co.	30,082	1,050,463
Linde PLC	44,437	17,198,896
Newmont Corp.	72,009	2,838,595
Nucor Corp.	22,833	3,929,559
Packaging Corp. of America	8,146	1,214,569
PPG Industries, Inc.	21,330	3,023,741
Reliance Steel & Aluminum Co.	5,331	1,519,122
RPM International, Inc.	11,682	1,165,163
Sealed Air Corp.	13,085	484,930
Sherwin-Williams Co.	22,253	6,046,585
Steel Dynamics, Inc.	14,772	1,574,547
Westrock Co.	22,677	741,765

(Cost $49,570,027)		53,177,989

Real Estate — 2.5%
Alexandria Real Estate Equities, Inc. REIT	14,895	1,732,884
American Tower Corp. REIT	42,236	7,658,231
AvalonBay Communities, Inc. REIT	12,863	2,364,477
Boston Properties, Inc. REIT	13,957	931,909
CBRE Group, Inc., Class A*	28,165	2,395,433
Digital Realty Trust, Inc. REIT	26,165	3,446,454
Equinix, Inc. REIT	8,474	6,621,414
Equity Residential REIT	33,141	2,148,531
Essex Property Trust, Inc. REIT	5,898	1,406,024
Healthpeak Properties, Inc. REIT	50,586	1,041,060
Kimco Realty Corp. REIT	56,166	1,063,784
Prologis, Inc. REIT	83,694	10,394,795
Realty Income Corp. REIT	63,171	3,540,103
Regency Centers Corp. REIT	13,957	868,125
Simon Property Group, Inc. REIT	29,653	3,365,319
UDR, Inc. REIT	28,344	1,130,926
VICI Properties, Inc. REIT	91,009	2,806,718
Welltower, Inc. REIT	44,980	3,727,942

(Cost $54,657,206)		56,644,129

Utilities — 2.6%
AES Corp.	61,055	1,094,716
Alliant Energy Corp.	22,677	1,137,705
American Electric Power Co., Inc.	46,622	3,655,165
American Water Works Co., Inc.	17,445	2,420,319
Consolidated Edison, Inc.	31,396	2,792,988
Dominion Energy, Inc.	75,700	3,674,478
Duke Energy Corp.	69,843	6,202,058

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Utilities (Continued)
Edison International	34,890	$2,402,177
Eversource Energy	31,397	2,003,757
Exelon Corp.	90,115	3,615,414
FirstEnergy Corp.	49,318	1,778,900
NextEra Energy, Inc.	183,378	12,249,650
Public Service Enterprise Group, Inc.	45,354	2,770,222
Sempra	57,038	4,005,208
Southern Co.	98,924	6,700,123
Xcel Energy, Inc.	49,868	2,848,959

(Cost $65,360,676)		59,351,839

TOTAL COMMON STOCKS (Cost $2,042,908,288)		2,266,263,680

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $565,175)	565,175	$565,175

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $6,190,253)	6,190,253	6,190,253

TOTAL INVESTMENTS — 99.9% (Cost $2,049,663,716)		$2,273,019,108
Other assets and liabilities, net — 0.1%		2,105,345

NET ASSETS — 100.0%		$2,275,124,453

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 4/5/2023 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	565,175	(d)	—	—	—	41,859	—	565,175	565,175

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
—	14,261,951		(8,071,698)	—	—	40,591	—	6,190,253	6,190,253

—	14,827,126		(8,071,698)	—	—	82,450	—	6,755,428	6,755,428

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2023 amounted to $546,550, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

REIT:	Real Estate Investment Trust

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 ESG Futures	USD	34	$6,700,039	$6,818,700	9/15/2023	$118,661
S&P 500 E-Mini Futures	USD	8	1,781,873	1,806,400	9/15/2023	24,527

Total unrealized appreciation						$143,188

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2023

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,266,263,680	$—	$—	$2,266,263,680
Short-Term Investments (a)	6,755,428	—	—	6,755,428
Derivatives (b)
Futures Contracts	143,188	—	—	143,188

TOTAL	$2,273,162,296	$—	$—	$2,273,162,296

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 10.5%
Alphabet, Inc., Class A*	372,385	$50,707,665
Alphabet, Inc., Class C*	332,006	45,601,024
Comcast Corp., Class A	261,200	12,213,712
Electronic Arts, Inc.	16,370	1,964,073
Fox Corp., Class A	18,363	607,081
Fox Corp., Class B	8,897	271,536
Interpublic Group of Cos., Inc.	24,907	812,217
Liberty Global PLC, Class C*	16,109	319,603
Omnicom Group, Inc.	12,580	1,019,106
Sirius XM Holdings, Inc.	48,744	214,474
Snap, Inc., Class A*	61,548	637,022
Take-Two Interactive Software, Inc.*	10,728	1,525,522
Verizon Communications, Inc.	262,580	9,185,048
Walt Disney Co.*	114,235	9,559,185
ZoomInfo Technologies, Inc.*	16,176	291,491

(Cost $128,881,914)		134,928,759

Consumer Discretionary — 11.2%
Aptiv PLC*	17,935	1,819,506
Aramark	14,492	538,813
AutoZone, Inc.*	1,146	2,900,904
Best Buy Co., Inc.	12,293	939,800
Booking Holdings, Inc.*	2,321	7,206,775
BorgWarner, Inc.	15,148	617,281
Burlington Stores, Inc.*	4,266	692,201
CarMax, Inc.*	9,906	809,122
Deckers Outdoor Corp.*	1,621	857,655
eBay, Inc.	33,361	1,493,906
Genuine Parts Co.	8,818	1,355,591
Hasbro, Inc.	7,500	540,000
Hilton Worldwide Holdings, Inc.	16,706	2,483,347
Home Depot, Inc.	63,107	20,844,242
Lear Corp.	3,827	551,432
LKQ Corp.	16,328	857,710
Lowe’s Cos., Inc.	36,817	8,485,582
Lululemon Athletica, Inc.*	7,255	2,766,041
McDonald’s Corp.	45,630	12,828,875
MercadoLibre, Inc.*	2,815	3,863,193
NIKE, Inc., Class B	77,026	7,834,314
NVR, Inc.*	212	1,351,994
Pool Corp.	2,447	894,623
PulteGroup, Inc.	13,863	1,137,598
Rivian Automotive, Inc., Class A*	40,327	916,633
Tesla, Inc.*	178,952	46,183,932
TJX Cos., Inc.	72,051	6,663,276
Tractor Supply Co.	6,889	1,505,247
Ulta Beauty, Inc.*	3,143	1,304,439
Vail Resorts, Inc.	2,616	592,053
VF Corp.	21,245	419,801
Whirlpool Corp.	3,352	469,146
Yum! Brands, Inc.	17,491	2,262,986

(Cost $145,065,727)		143,988,018

Consumer Staples — 6.3%
Bunge Ltd.	9,442	1,079,409
Campbell Soup Co.	12,189	508,281

	Number of Shares	Value
Consumer Staples (Continued)
Church & Dwight Co., Inc.	15,260	$1,476,710
Clorox Co.	7,805	1,221,092
Coca-Cola Co.	256,955	15,373,618
Colgate-Palmolive Co.	49,725	3,653,296
Conagra Brands, Inc.	29,816	890,902
Darling Ingredients, Inc.*	9,894	611,053
General Mills, Inc.	36,951	2,500,105
Hormel Foods Corp.	18,476	712,989
J M Smucker Co.	6,703	971,600
Kellogg Co.	16,412	1,001,460
Keurig Dr Pepper, Inc.	57,134	1,922,559
Kimberly-Clark Corp.	21,191	2,730,036
Kroger Co.	42,681	1,979,972
Lamb Weston Holdings, Inc.	9,221	898,218
McCormick & Co., Inc.	15,701	1,288,738
PepsiCo, Inc.	86,101	15,319,090
Procter & Gamble Co.	148,047	22,849,574
Target Corp.	28,783	3,642,489

(Cost $80,813,574)		80,631,191

Energy — 2.4%
Baker Hughes Co.	63,285	2,290,284
Cheniere Energy, Inc.	15,226	2,484,883
Halliburton Co.	55,339	2,137,192
HF Sinclair Corp.	10,456	576,021
Kinder Morgan, Inc.	126,716	2,182,050
Marathon Petroleum Corp.	26,630	3,801,965
ONEOK, Inc.	28,368	1,849,594
Phillips 66	28,999	3,310,526
Schlumberger NV	88,753	5,232,877
Targa Resources Corp.	13,463	1,161,184
Valero Energy Corp.	23,128	3,004,327
Williams Cos., Inc.	76,210	2,631,531

(Cost $25,270,820)		30,662,434

Financials — 11.9%
Aflac, Inc.	36,500	2,721,805
Allstate Corp.	16,534	1,782,531
Ally Financial, Inc.	16,579	459,073
American Express Co.	39,530	6,245,345
Ameriprise Financial, Inc.	6,600	2,228,028
Annaly Capital Management, Inc. REIT	30,895	626,242
Arch Capital Group Ltd.*	23,334	1,793,451
Assurant, Inc.	3,064	426,907
Bank of New York Mellon Corp.	48,822	2,190,643
BlackRock, Inc.	9,380	6,571,065
Cboe Global Markets, Inc.	6,867	1,028,059
Charles Schwab Corp.	93,990	5,559,508
Citizens Financial Group, Inc.	28,800	810,144
Discover Financial Services	16,063	1,446,794
Equitable Holdings, Inc.	22,481	647,453
FactSet Research Systems, Inc.	2,398	1,046,511
Fidelity National Information Services, Inc.	37,038	2,068,943
Fiserv, Inc.*	39,050	4,740,279
Franklin Resources, Inc.	19,673	526,056
Hartford Financial Services Group, Inc.	19,538	1,403,219

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Financials (Continued)
Huntington Bancshares, Inc.	92,588	$1,026,801
Intercontinental Exchange, Inc.	35,181	4,151,006
Invesco Ltd.	22,060	351,195
LPL Financial Holdings, Inc.	4,926	1,135,886
MarketAxess Holdings, Inc.	2,310	556,548
Marsh & McLennan Cos., Inc.	30,849	6,015,247
Mastercard, Inc., Class A	53,125	21,921,500
Moody’s Corp.	10,341	3,482,849
Morgan Stanley	78,422	6,677,633
Nasdaq, Inc.	21,905	1,149,574
Northern Trust Corp.	13,006	989,366
PNC Financial Services Group, Inc.	25,093	3,029,478
Principal Financial Group, Inc.	15,206	1,181,658
Progressive Corp.	36,616	4,887,138
Prudential Financial, Inc.	22,976	2,175,138
Raymond James Financial, Inc.	12,568	1,314,487
Regions Financial Corp.	60,116	1,102,527
S&P Global, Inc.	20,471	8,001,295
State Street Corp.	21,126	1,452,201
Synchrony Financial	26,559	857,325
T. Rowe Price Group, Inc.	14,042	1,575,934
Travelers Cos., Inc.	14,503	2,338,319
Truist Financial Corp.	82,732	2,527,463
US Bancorp	95,783	3,498,953
Visa, Inc., Class A	101,593	24,959,368
Webster Financial Corp.	11,838	502,050
Willis Towers Watson PLC	6,583	1,361,101

(Cost $149,816,408)		152,544,096

Health Care — 12.8%
Agilent Technologies, Inc.	18,502	2,240,037
Align Technology, Inc.*	4,584	1,696,722
Amgen, Inc.	33,387	8,558,424
Avantor, Inc.*	41,756	904,017
Biogen, Inc.*	9,073	2,425,757
Bio-Techne Corp.	9,828	770,515
Bristol-Myers Squibb Co.	131,495	8,106,667
Cencora, Inc.	10,772	1,895,657
Cigna Group	18,580	5,132,911
Cooper Cos., Inc.	3,093	1,144,379
Danaher Corp.	44,025	11,666,625
DaVita, Inc.*	3,396	347,818
DENTSPLY SIRONA, Inc.	14,167	525,454
Dexcom, Inc.*	24,259	2,449,674
Edwards Lifesciences Corp.*	38,128	2,915,648
Elevance Health, Inc.	14,840	6,559,428
Eli Lilly & Co.	50,522	27,999,292
Gilead Sciences, Inc.	78,112	5,974,006
HCA Healthcare, Inc.	13,026	3,612,110
Hologic, Inc.*	15,448	1,154,584
Humana, Inc.	7,862	3,629,335
IDEXX Laboratories, Inc.*	5,153	2,635,296
Illumina, Inc.*	9,887	1,633,530
Insulet Corp.*	4,489	860,586
Jazz Pharmaceuticals PLC*	3,981	570,716
Johnson & Johnson	151,322	24,465,741
Laboratory Corp. of America Holdings	5,542	1,153,290

	Number of Shares	Value
Health Care (Continued)
Merck & Co., Inc.	158,664	$17,291,203
Mettler-Toledo International, Inc.*	1,394	1,691,591
Molina Healthcare, Inc.*	3,666	1,136,900
Quest Diagnostics, Inc.	7,007	921,420
Repligen Corp.*	3,278	570,077
STERIS PLC	6,246	1,434,019
Teleflex, Inc.	2,936	624,605
Waters Corp.*	3,697	1,038,118
West Pharmaceutical Services, Inc.	4,641	1,888,423
Zimmer Biomet Holdings, Inc.	13,133	1,564,403
Zoetis, Inc.	28,926	5,510,692

(Cost $151,657,982)		164,699,670

Industrials — 9.4%
3M Co.	34,636	3,694,622
AECOM	8,173	717,181
Allegion PLC	5,315	604,900
Automatic Data Processing, Inc.	25,917	6,598,727
Axon Enterprise, Inc.*	4,281	911,468
Broadridge Financial Solutions, Inc.	7,411	1,380,002
Builders FirstSource, Inc.*	7,967	1,155,534
C.H. Robinson Worldwide, Inc.	7,317	661,676
Carrier Global Corp.	52,309	3,005,152
Caterpillar, Inc.	32,275	9,073,471
Ceridian HCM Holding, Inc.*	9,048	656,161
Cintas Corp.	5,729	2,888,390
Clarivate PLC*	23,216	172,495
CSX Corp.	130,200	3,932,040
Cummins, Inc.	8,880	2,042,755
Delta Air Lines, Inc.	9,384	402,386
Dover Corp.	8,762	1,299,405
Eaton Corp. PLC	25,000	5,759,250
Emerson Electric Co.	35,715	3,508,999
Expeditors International of Washington, Inc.	9,700	1,132,087
Fastenal Co.	35,729	2,057,276
Ferguson PLC	12,821	2,071,361
Fortive Corp.	21,680	1,709,468
Fortune Brands Innovations, Inc.	8,076	557,405
Generac Holdings, Inc.*	3,775	448,508
Graco, Inc.	10,389	820,108
IDEX Corp.	4,719	1,068,382
Illinois Tool Works, Inc.	19,069	4,716,717
Ingersoll Rand, Inc.	25,836	1,798,444
JB Hunt Transport Services, Inc.	5,500	1,033,340
Johnson Controls International PLC	43,160	2,549,030
Knight-Swift Transportation Holdings, Inc.	10,131	555,381
L3Harris Technologies, Inc.	11,880	2,115,709
Lennox International, Inc.	2,076	782,258
Masco Corp.	14,118	833,103
Norfolk Southern Corp.	14,326	2,936,973
Old Dominion Freight Line, Inc.	6,078	2,597,555
Otis Worldwide Corp.	25,854	2,211,810
Owens Corning	5,800	834,678
Paychex, Inc.	20,277	2,478,458
Paylocity Holding Corp.*	2,593	519,896

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Industrials (Continued)
Pentair PLC	10,710	$752,485
Quanta Services, Inc.	9,015	1,891,978
Robert Half, Inc.	6,743	498,712
Rockwell Automation, Inc.	7,182	2,241,359
Toro Co.	6,437	658,634
Trane Technologies PLC	14,355	2,946,507
TransUnion	11,932	969,117
Union Pacific Corp.	38,164	8,417,833
United Parcel Service, Inc., Class B	45,217	7,659,760
United Rentals, Inc.	4,347	2,071,519
W.W. Grainger, Inc.	2,832	2,022,444
Waste Management, Inc.	25,484	3,995,381
Xylem, Inc.	15,011	1,554,239

(Cost $109,847,151)		119,972,529

Information Technology — 28.6%
Accenture PLC, Class A	39,505	12,790,534
Adobe, Inc.*	28,674	16,038,515
Akamai Technologies, Inc.*	9,661	1,015,274
ANSYS, Inc.*	5,425	1,729,870
Applied Materials, Inc.	52,847	8,072,908
Autodesk, Inc.*	13,433	2,981,320
Black Knight, Inc.*	9,692	734,266
Cadence Design Systems, Inc.*	17,166	4,127,393
DocuSign, Inc.*	12,499	628,700
Fair Isaac Corp.*	1,561	1,412,065
Gartner, Inc.*	4,945	1,729,168
Gen Digital, Inc.	37,123	751,741
Hewlett Packard Enterprise Co.	83,629	1,420,857
HP, Inc.	55,418	1,646,469
HubSpot, Inc.*	2,933	1,602,943
Intel Corp.	260,806	9,164,723
International Business Machines Corp.	56,703	8,325,701
Intuit, Inc.	17,577	9,523,394
Keysight Technologies, Inc.*	11,199	1,492,827
Lam Research Corp.	8,430	5,921,232
Marvell Technology, Inc.	53,698	3,127,908
Microsoft Corp.	443,148	145,246,188
NetApp, Inc.	13,218	1,013,821
NVIDIA Corp.	154,959	76,480,014
NXP Semiconductors NV	16,250	3,342,950
PTC, Inc.*	6,958	1,024,009
Salesforce, Inc.*	61,191	13,551,359
Seagate Technology Holdings PLC	11,487	813,165
ServiceNow, Inc.*	12,740	7,501,694
Splunk, Inc.*	9,849	1,194,290
Synopsys, Inc.*	9,534	4,375,057
Texas Instruments, Inc.	56,718	9,532,027
Trimble, Inc.*	16,176	886,283
Twilio, Inc., Class A*	10,986	699,918
VMware, Inc., Class A*	14,725	2,485,285
Western Digital Corp.*	19,755	888,975
Workday, Inc., Class A*	12,742	3,115,419
Zscaler, Inc.*	5,379	839,393

(Cost $286,112,684)		367,227,655

	Number of Shares	Value
Materials — 2.8%
Amcor PLC	96,835	$943,173
Avery Dennison Corp.	5,021	945,856
Ball Corp.	19,695	1,072,393
Ecolab, Inc.	16,052	2,950,518
International Flavors & Fragrances, Inc.	15,282	1,076,617
International Paper Co.	20,823	727,139
Linde PLC	30,638	11,858,132
LyondellBasell Industries NV, Class A	16,272	1,607,185
Martin Marietta Materials, Inc.	3,885	1,734,303
Newmont Corp.	49,770	1,961,933
Nucor Corp.	15,824	2,723,310
PPG Industries, Inc.	14,743	2,089,968
Sherwin-Williams Co.	15,430	4,192,640
Steel Dynamics, Inc.	10,570	1,126,656
Westrock Co.	16,822	550,248

(Cost $35,259,574)		35,560,071

Real Estate — 2.5%
American Tower Corp. REIT	29,126	5,281,126
Boston Properties, Inc. REIT	9,322	622,430
CBRE Group, Inc., Class A*	19,891	1,691,729
Crown Castle, Inc. REIT	27,230	2,736,615
Digital Realty Trust, Inc. REIT	18,205	2,397,963
Equinix, Inc. REIT	5,864	4,582,012
Healthpeak Properties, Inc. REIT	34,750	715,155
Iron Mountain, Inc. REIT	18,222	1,157,826
Prologis, Inc. REIT	57,744	7,171,805
SBA Communications Corp. REIT	6,786	1,523,661
Welltower, Inc. REIT	31,279	2,592,403
Weyerhaeuser Co. REIT	45,901	1,503,258

(Cost $36,844,001)		31,975,983

Utilities — 1.2%
American Water Works Co., Inc.	12,188	1,690,963
Atmos Energy Corp.	9,264	1,074,161
CMS Energy Corp.	18,408	1,034,345
Consolidated Edison, Inc.	21,753	1,935,147
Edison International	23,936	1,647,994
Essential Utilities, Inc.	16,726	617,189
Eversource Energy	21,794	1,390,893
Exelon Corp.	62,472	2,506,377
Sempra	39,552	2,777,341

(Cost $15,698,634)		14,674,410

TOTAL COMMON STOCKS (Cost $1,165,268,469)		1,276,864,816

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $4,273,305)	4,273,305	4,273,305

TOTAL INVESTMENTS — 99.9% (Cost $1,169,541,774)		$1,281,138,121
Other assets and liabilities, net — 0.1%		1,753,970

NET ASSETS — 100.0%		$1,282,892,091

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2023

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 5.27% (a)(b)
804,200	—	(804,200	) (c)	—	—	17,836	—	—	—

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
8,312,422	51,245,673	(55,284,790)		—	—	229,238	—	4,273,305	4,273,305

9,116,622	51,245,673	(56,088,990)		—	—	247,074	—	4,273,305	4,273,305

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

REIT:	Real Estate Investment Trust

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 ESG Futures	USD	26	$5,119,064	$5,214,300	9/15/2023	$95,236
MSCI USA ESG Leaders GTR Index Futures	USD	2	97,400	101,320	9/15/2023	3,920
S&P 500 E-Mini Futures	USD	1	219,414	225,800	9/15/2023	6,386
S&P Mid 400 E-Mini Futures	USD	1	258,145	264,870	9/15/2023	6,725

Total unrealized appreciation						$112,267

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,276,864,816	$—	$—	$1,276,864,816
Short-Term Investments (a)	4,273,305	—	—	4,273,305
Derivatives (b)
Futures Contracts	112,267	—	—	112,267

TOTAL	$1,281,250,388	$—	$—	$1,281,250,388

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 9.1%
Activision Blizzard, Inc.	2,954	$271,738
Alphabet, Inc., Class A*	23,324	3,176,029
Alphabet, Inc., Class C*	20,062	2,755,516
AT&T, Inc.	28,778	425,627
Charter Communications, Inc., Class A*	410	179,629
Comcast Corp., Class A	16,189	756,998
Electronic Arts, Inc.	1,153	138,337
Fox Corp., Class A	1,163	38,449
Fox Corp., Class B	504	15,382
Liberty Broadband Corp., Class A*	193	18,072
Liberty Broadband Corp., Class C*	609	56,978
Live Nation Entertainment, Inc.*	660	55,790
Match Group, Inc.*	1,339	62,759
Meta Platforms, Inc., Class A*	8,645	2,557,969
Netflix, Inc.*	1,719	745,496
Omnicom Group, Inc.	802	64,970
Paramount Global, Class B (a)	2,380	35,914
Pinterest, Inc., Class A*	2,442	67,130
ROBLOX Corp., Class A*	1,686	47,697
Sirius XM Holdings, Inc. (a)	4,094	18,014
Snap, Inc., Class A*	4,663	48,262
Spotify Technology SA*	598	92,074
Take-Two Interactive Software, Inc.*	717	101,957
T-Mobile US, Inc.*	2,229	303,701
Trade Desk, Inc., Class A*	1,851	148,135
Verizon Communications, Inc.	16,617	581,263
Walt Disney Co.*	7,200	602,496
Warner Bros Discovery, Inc.*	9,347	122,820
Warner Music Group Corp., Class A	696	23,177

(Cost $11,295,539)		13,512,379

Consumer Discretionary — 6.5%
Airbnb, Inc., Class A*	1,637	215,347
Aptiv PLC*	2,404	243,886
AutoZone, Inc.*	129	326,542
Best Buy Co., Inc.	2,122	162,227
Booking Holdings, Inc.*	149	462,649
Chipotle Mexican Grill, Inc.*	109	210,004
D.R. Horton, Inc.	2,305	274,341
Domino’s Pizza, Inc.	155	60,047
DoorDash, Inc., Class A*	1,138	95,740
eBay, Inc.	5,282	236,528
Etsy, Inc.*	2,235	164,429
Expedia Group, Inc.*	628	68,069
Ford Motor Co.	21,078	255,676
Garmin Ltd.	2,007	212,782
General Motors Co.	7,888	264,327
Genuine Parts Co.	1,408	216,452
Hasbro, Inc.	2,731	196,632
Home Depot, Inc.	4,344	1,434,823
Lennar Corp., Class A	2,037	242,586
Lennar Corp., Class B	1,014	108,153
LKQ Corp.	3,463	181,911
Lowe’s Cos., Inc.	2,902	668,853
Lululemon Athletica, Inc.*	839	319,877
McDonald’s Corp.	2,851	801,559
MercadoLibre, Inc.*	296	406,219
NIKE, Inc., Class B	6,143	624,805

	Number of Shares	Value
Consumer Discretionary (Continued)
NVR, Inc.*	35	$223,207
PulteGroup, Inc.	2,484	203,837
Tractor Supply Co.	1,032	225,492
Ulta Beauty, Inc.*	504	209,175
Whirlpool Corp.	201	28,132
Yum China Holdings, Inc.	1,767	94,870
Yum! Brands, Inc.	961	124,334

(Cost $8,492,453)		9,563,511

Consumer Staples — 5.9%
Archer-Daniels-Midland Co.	2,087	165,499
Campbell Soup Co.	3,740	155,958
Church & Dwight Co., Inc.	2,447	236,796
Clorox Co.	1,412	220,907
Coca-Cola Co.	17,623	1,054,384
Colgate-Palmolive Co.	4,936	362,648
Conagra Brands, Inc.	5,729	171,183
Estee Lauder Cos., Inc., Class A	1,605	257,651
General Mills, Inc.	4,186	283,225
Hershey Co.	1,175	252,460
Hormel Foods Corp.	4,450	171,725
J M Smucker Co.	1,302	188,725
Kellogg Co.	3,088	188,430
Keurig Dr Pepper, Inc.	8,206	276,132
Kimberly-Clark Corp.	2,342	301,720
Kraft Heinz Co.	6,839	226,302
McCormick & Co., Inc.	2,803	230,070
Mondelez International, Inc., Class A	7,269	517,989
PepsiCo, Inc.	6,142	1,092,785
Procter & Gamble Co.	10,158	1,567,786
Sysco Corp.	3,989	277,834
Target Corp.	2,757	348,898
Tyson Foods, Inc., Class A	2,637	140,473

(Cost $9,007,925)		8,689,580

Financials — 11.2%
Aflac, Inc.	2,329	173,674
Allstate Corp.	1,061	114,386
Ally Financial, Inc.	1,242	34,391
American Express Co.	2,350	371,276
American International Group, Inc.	2,936	171,815
Ameriprise Financial, Inc.	440	148,535
Aon PLC, Class A	815	271,713
Apollo Global Management, Inc.	1,752	153,020
Arch Capital Group Ltd.*	1,540	118,364
Arthur J Gallagher & Co.	870	200,518
Bank of America Corp.	27,359	784,383
Bank of New York Mellon Corp.	3,139	140,847
BlackRock, Inc.	588	411,917
Block, Inc.*	2,287	131,846
Capital One Financial Corp.	1,559	159,626
Cboe Global Markets, Inc.	440	65,872
Charles Schwab Corp.	5,575	329,761
Chubb Ltd.	1,641	329,628
Cincinnati Financial Corp.	645	68,235
Citigroup, Inc.	7,518	310,418
Citizens Financial Group, Inc.	2,188	61,548
CME Group, Inc.	1,462	296,318
Discover Financial Services	1,049	94,483

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Financials (Continued)
Everest Group Ltd.	182	$65,644
Fidelity National Financial, Inc.	1,067	44,174
Fidelity National Information Services, Inc.	2,432	135,852
Fifth Third Bancorp	2,956	78,482
Fiserv, Inc.*	2,462	298,862
FleetCor Technologies, Inc.*	319	86,682
Franklin Resources, Inc.	1,437	38,425
Global Payments, Inc.	1,147	145,313
Globe Life, Inc.	417	46,525
Goldman Sachs Group, Inc.	1,321	432,905
Hartford Financial Services Group, Inc.	1,272	91,355
Huntington Bancshares, Inc.	6,263	69,457
Interactive Brokers Group, Inc., Class A	465	42,352
Intercontinental Exchange, Inc.	2,241	264,416
JPMorgan Chase & Co.	11,386	1,666,113
KeyCorp	4,553	51,585
KKR & Co., Inc.	2,705	169,901
M&T Bank Corp.	709	88,660
Markel Group, Inc.*	59	87,256
Marsh & McLennan Cos., Inc.	1,970	384,130
Mastercard, Inc., Class A	3,304	1,363,363
MetLife, Inc.	2,558	162,024
Moody’s Corp.	640	215,552
Morgan Stanley	5,137	437,416
MSCI, Inc.	324	176,133
Nasdaq, Inc.	1,534	80,504
Northern Trust Corp.	912	69,376
PayPal Holdings, Inc.*	4,481	280,107
PNC Financial Services Group, Inc.	1,618	195,341
Principal Financial Group, Inc.	1,018	79,109
Progressive Corp.	2,331	311,119
Prudential Financial, Inc.	1,481	140,206
Raymond James Financial, Inc.	852	89,111
Regions Financial Corp.	3,998	73,323
Rocket Cos., Inc., Class A*(a)	1,273	13,596
S&P Global, Inc.	1,280	500,301
State Street Corp.	1,417	97,405
Synchrony Financial	2,017	65,109
T. Rowe Price Group, Inc.	944	105,945
Travelers Cos., Inc.	923	148,815
Truist Financial Corp.	5,468	167,047
US Bancorp	5,985	218,632
Visa, Inc., Class A	6,371	1,565,227
W.R. Berkley Corp.	925	57,220
Wells Fargo & Co.	14,758	609,358
Willis Towers Watson PLC	452	93,456

(Cost $15,532,856)		16,545,458

Health Care — 18.3%
Abbott Laboratories	8,145	838,120
AbbVie, Inc.	8,029	1,179,942
Agilent Technologies, Inc.	2,406	291,294
Align Technology, Inc.*	725	268,352
Alnylam Pharmaceuticals, Inc.*	1,270	251,231
Amgen, Inc.	2,744	703,397
Avantor, Inc.*	9,525	206,216
Baxter International, Inc.	5,209	211,485
Becton Dickinson and Co.	1,703	475,903

	Number of Shares	Value
Health Care (Continued)
Biogen, Inc.*	1,089	$291,155
BioMarin Pharmaceutical, Inc.*	2,442	223,150
Boston Scientific Corp.*	8,512	459,137
Bristol-Myers Squibb Co.	10,501	647,387
Cardinal Health, Inc.	1,661	145,055
Catalent, Inc.*	4,031	201,429
Cencora, Inc.	1,309	230,358
Centene Corp.*	2,007	123,732
Cigna Group	1,173	324,053
Cooper Cos., Inc.	586	216,814
CVS Health Corp.	7,134	464,923
Danaher Corp.	3,298	873,970
Dexcom, Inc.*	2,697	272,343
Edwards Lifesciences Corp.*	4,016	307,104
Elevance Health, Inc.	937	414,163
Eli Lilly & Co.	3,636	2,015,071
Gilead Sciences, Inc.	6,831	522,435
HCA Healthcare, Inc.	819	227,109
Henry Schein, Inc.*	2,294	175,583
Hologic, Inc.*	2,826	211,215
Horizon Therapeutics PLC*	2,399	270,463
Humana, Inc.	514	237,278
IDEXX Laboratories, Inc.*	627	320,654
Illumina, Inc.*	1,427	235,769
Incyte Corp.*	3,091	199,462
Intuitive Surgical, Inc.*	1,816	567,827
IQVIA Holdings, Inc.*	738	164,301
Johnson & Johnson	11,111	1,796,426
Laboratory Corp. of America Holdings	343	71,378
McKesson Corp.	701	289,036
Medtronic PLC	7,019	572,049
Merck & Co., Inc.	11,242	1,225,153
Mettler-Toledo International, Inc.*	201	243,909
Moderna, Inc.*	2,487	281,205
Pfizer, Inc.	26,172	925,965
Quest Diagnostics, Inc.	441	57,992
Regeneron Pharmaceuticals, Inc.*	619	511,597
ResMed, Inc.	1,252	199,807
Royalty Pharma PLC, Class A	6,432	191,802
Seagen, Inc.*	1,332	274,485
STERIS PLC	1,067	244,973
Stryker Corp.	1,748	495,645
Teleflex, Inc.	805	171,256
Thermo Fisher Scientific, Inc.	1,795	999,995
UnitedHealth Group, Inc.	3,636	1,732,845
Veeva Systems, Inc., Class A*	621	129,603
Vertex Pharmaceuticals, Inc.*	1,447	504,048
Viatris, Inc.	19,156	205,927
Waters Corp.*	782	219,586
West Pharmaceutical Services, Inc.	684	278,320
Zimmer Biomet Holdings, Inc.	1,874	223,231
Zoetis, Inc.	2,705	515,330

(Cost $26,361,486)		27,129,443

Industrials — 5.5%
A O Smith Corp.	929	67,353
Automatic Data Processing, Inc.	1,658	422,143
Broadridge Financial Solutions, Inc.	441	82,119
C.H. Robinson Worldwide, Inc.	1,753	158,524

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Industrials (Continued)
Carrier Global Corp.	6,060	$348,147
Cintas Corp.	358	180,493
Copart, Inc.*	6,744	302,334
Deere & Co.	1,364	560,522
Delta Air Lines, Inc.	5,030	215,686
Dover Corp.	1,397	207,175
Equifax, Inc.	509	105,210
Expeditors International of Washington, Inc.	1,721	200,858
Fastenal Co.	4,842	278,802
FedEx Corp.	1,447	377,696
JB Hunt Transport Services, Inc.	1,121	210,614
Johnson Controls International PLC	3,282	193,835
Masco Corp.	3,059	180,512
Old Dominion Freight Line, Inc.	785	335,485
Otis Worldwide Corp.	3,200	273,760
PACCAR, Inc.	3,040	250,162
Paychex, Inc.	1,345	164,399
Paycom Software, Inc.	223	65,749
Rollins, Inc.	1,150	45,506
Snap-on, Inc.	689	185,065
Southwest Airlines Co.	5,486	173,358
SS&C Technologies Holdings, Inc.	942	54,090
Stanley Black & Decker, Inc.	1,995	188,288
Trane Technologies PLC	5	1,026
TransUnion	864	70,174
Uber Technologies, Inc.*	10,980	518,585
United Airlines Holdings, Inc.*	3,506	174,634
United Parcel Service, Inc., Class B	3,661	620,173
Verisk Analytics, Inc.	606	146,785
W.W. Grainger, Inc.	322	229,953
Waste Management, Inc.	2,424	380,035
Westinghouse Air Brake Technologies Corp.	1,642	184,758

(Cost $7,165,522)		8,154,008

Information Technology — 35.3%
Accenture PLC, Class A	2,622	848,925
Adobe, Inc.*	1,801	1,007,371
Advanced Micro Devices, Inc.*	7,575	800,829
Akamai Technologies, Inc.*	725	76,190
Amdocs Ltd.	561	50,041
Analog Devices, Inc.	2,670	485,353
Apple, Inc.	73,220	13,755,841
Applied Materials, Inc.	4,327	660,993
Arista Networks, Inc.*	1,881	367,228
Atlassian Corp., Class A*	647	132,027
Autodesk, Inc.*	927	205,738
Broadcom, Inc.	1,755	1,619,672
Cadence Design Systems, Inc.*	1,101	264,724
CDW Corp.	545	115,077
Cisco Systems, Inc.	18,765	1,076,173
Cloudflare, Inc., Class A*	1,267	82,393
Cognizant Technology Solutions Corp., Class A	2,070	148,233
Corning, Inc.	6,815	223,668
Crowdstrike Holdings, Inc., Class A*	908	148,031
Datadog, Inc., Class A*	1,215	117,223
DocuSign, Inc.*	943	47,433

	Number of Shares	Value
Information Technology (Continued)
Enphase Energy, Inc.*	1,424	$180,179
EPAM Systems, Inc.*	257	66,560
Fair Isaac Corp.*	103	93,173
Fortinet, Inc.*	2,768	166,661
Gartner, Inc.*	312	109,100
Gen Digital, Inc.	2,959	59,920
GLOBALFOUNDRIES, Inc.*	2,445	135,086
HP, Inc.	7,726	229,539
HubSpot, Inc.*	203	110,944
Intel Corp.	20,859	732,985
Intuit, Inc.	1,091	591,115
Keysight Technologies, Inc.*	1,595	212,613
KLA Corp.	855	429,099
Lam Research Corp.	762	535,229
Marvell Technology, Inc.	5,913	344,432
Microchip Technology, Inc.	3,775	308,946
Micron Technology, Inc.	6,608	462,164
Microsoft Corp.	37,306	12,227,415
MongoDB, Inc.*	291	110,958
Motorola Solutions, Inc.	1,173	332,628
NetApp, Inc.	2,811	215,604
NVIDIA Corp.	11,756	5,802,174
Okta, Inc.*	736	61,463
ON Semiconductor Corp.*	3,131	308,278
Oracle Corp.	6,161	741,723
Palo Alto Networks, Inc.*	1,216	295,853
QUALCOMM, Inc.	5,630	644,804
Salesforce, Inc.*	3,727	825,381
Seagate Technology Holdings PLC	2,895	204,937
ServiceNow, Inc.*	812	478,130
Skyworks Solutions, Inc.	1,963	213,457
Snowflake, Inc., Class A*	1,151	180,534
Splunk, Inc.*	685	83,063
Synopsys, Inc.*	612	280,841
TE Connectivity Ltd.	2,358	312,176
Teradyne, Inc.	1,973	212,828
Texas Instruments, Inc.	4,381	736,271
Twilio, Inc., Class A*	778	49,566
Unity Software, Inc.*	1,190	44,113
VeriSign, Inc.*	401	83,324
VMware, Inc., Class A*	925	156,121
Western Digital Corp.*	4,107	184,815
Workday, Inc., Class A*	837	204,646
Zoom Video Communications, Inc., Class A*	1,106	78,559
Zscaler, Inc.*	419	65,385

(Cost $41,046,841)		52,135,955

Materials — 2.1%
Ball Corp.	3,676	200,158
Corteva, Inc.	5,336	269,521
Ecolab, Inc.	1,786	328,285
FMC Corp.	1,907	164,441
International Flavors & Fragrances, Inc.	2,767	194,935
International Paper Co.	4,205	146,839
Martin Marietta Materials, Inc.	549	245,079
Mosaic Co.	4,732	183,838
Nucor Corp.	1,480	254,708
Packaging Corp. of America	1,385	206,504

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2023

	Number of Shares	Value
Materials (Continued)
PPG Industries, Inc.	1,840	$260,838
Sherwin-Williams Co.	1,470	399,428
Southern Copper Corp.	2,348	189,390

(Cost $3,000,660)		3,043,964

Real Estate — 4.7%
Alexandria Real Estate Equities, Inc. REIT	1,948	226,630
American Tower Corp. REIT	2,574	466,718
AvalonBay Communities, Inc. REIT	1,352	248,525
CBRE Group, Inc., Class A*	1,578	134,209
CoStar Group, Inc.*	1,697	139,137
Crown Castle, Inc. REIT	2,962	297,681
Digital Realty Trust, Inc. REIT	2,490	327,983
Equinix, Inc. REIT	557	435,229
Equity Residential REIT	3,726	241,557
Essex Property Trust, Inc. REIT	894	213,121
Extra Space Storage, Inc. REIT	1,542	198,424
Healthpeak Properties, Inc. REIT	9,224	189,830
Invitation Homes, Inc. REIT	6,606	225,198
Iron Mountain, Inc. REIT	3,722	236,496
Mid-America Apartment Communities, Inc. REIT	1,426	207,098
Prologis, Inc. REIT	4,815	598,023
Public Storage REIT	1,137	314,244
Realty Income Corp. REIT	5,088	285,131
SBA Communications Corp. REIT	1,071	240,472
Simon Property Group, Inc. REIT	2,531	287,243
UDR, Inc. REIT	5,006	199,739
Ventas, Inc. REIT	4,625	202,020
VICI Properties, Inc. REIT	8,734	269,357

	Number of Shares	Value
Real Estate (Continued)
Welltower, Inc. REIT	3,888	$322,237
Weyerhaeuser Co. REIT	7,156	234,359
WP Carey, Inc. REIT	3,005	195,475

(Cost $7,384,305)		6,936,136

Utilities — 1.1%
American Water Works Co., Inc.	6,150	853,251
Edison International	11,721	806,991

(Cost $1,672,220)		1,660,242

TOTAL COMMON STOCKS (Cost $130,959,807)		147,370,676

EXCHANGE-TRADED FUNDS — 0.0%
Vanguard Russell 1000 ETF (Cost $61,500)	300	61,467

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $67,850)	67,850	67,850

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $334,935)	334,935	334,935

TOTAL INVESTMENTS — 100.0% (Cost $131,424,092)		$147,834,928
Other assets and liabilities, net — 0.0%		61,036

NET ASSETS — 100.0%		$147,895,964

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	67,850 (d	)	—	—	—	2,972	—	67,850	67,850

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
349,061	2,600,936		(2,615,062)	—	—	6,721	—	334,935	334,935

349,061	2,668,786		(2,615,062)	—	—	9,693	—	402,785	402,785

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2023 amounted to $65,123, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2023

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 ESG Futures	USD	2	$399,870	$401,100	9/15/2023	$1,230

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$147,370,676	$—	$—	$147,370,676
Exchange-Traded Funds	61,467	—	—	61,467
Short-Term Investments (a)	402,785	—	—	402,785
Derivatives (b)
Futures Contracts	1,230	—	—	1,230

TOTAL	$147,836,158	$—	$—	$147,836,158

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	64

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2023

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA Climate Action Equity ETF
Assets
Investment in non-affiliated securities at value	$489,586,200	$42,978,379	$24,955,030	$2,266,263,680
Investment in affiliated securities at value	—	—	2,689	—
Investment in DWS Government Money Market Series	1,488,084	11,252	191,969	6,190,253
Investment in DWS Government & Agency Securities Portfolio*	—	—	—	565,175
Foreign currency at value	1,057,353	89,291	50,681	—
Deposit with broker for futures contracts	90,788	12,466	1,721	472,560
Receivables:
Investment securities sold	—	199,459	236,027	2,643,112
Variation margin on futures contracts	—	97	3,594	—
Dividends	498,456	84,199	22,332	3,210,150
Interest	4,394	58	311	13,722
Securities lending income	—	4	—	1,805
Foreign tax reclaim	4,151	65,664	—	—

Total assets	$492,729,426	$43,440,869	$25,464,354	$2,279,360,457

Liabilities
Payable upon return of securities loaned	$—	$—	$—	$565,175
Payables:
Investment securities purchased	1,498	252,178	448,271	3,518,661
Investment advisory fees	63,356	5,136	4,373	132,888
Variation margin on futures contracts	36,777	—	—	19,280
Deferred foreign tax payable	382,959	—	24,706	—

Total liabilities	484,590	257,314	477,350	4,236,004

Net Assets, at value	$492,244,836	$43,183,555	$24,987,004	$2,275,124,453

Net Assets Consist of
Paid-in capital	$636,268,497	$43,609,663	$29,794,589	$2,043,278,750
Distributable earnings (loss)	(144,023,661)	(426,108)	(4,807,585)	231,845,703

Net Assets, at value	$492,244,836	$43,183,555	$24,987,004	$2,275,124,453

Number of Common Shares outstanding	18,400,001	1,550,001	1,050,001	81,100,001

Net Asset Value	$26.75	$27.86	$23.80	$28.05

Investment in non-affiliated securities at cost	$578,197,532	$41,016,076	$26,518,926	$2,042,908,288

Investment in affiliated securities at cost	$—	$—	$2,658	$—

Value of securities loaned	$—	$—	$—	$546,550

Investment in DWS Government Money Market Series at cost	$1,488,084	$11,252	$191,969	$6,190,253

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$—	$565,175

Foreign currency at cost	$1,100,104	$89,464	$79,956	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	65

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2023

	Xtrackers MSCI USA ESG Leaders Equity ETF	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Assets
Investment in non-affiliated securities at value	$1,276,864,816	$147,432,143
Investment in DWS Government Money Market Series	4,273,305	334,935
Investment in DWS Government & Agency Securities Portfolio*	—	67,850
Deposit with broker for futures contracts	317,791	22,000
Receivables:
Investment securities sold	2,138,700	—
Dividends	1,875,851	179,977
Interest	10,801	1,414
Securities lending income	—	181

Total assets	$1,285,481,264	$148,038,500

Liabilities
Payable upon return of securities loaned	$—	$67,850
Payables:
Investment securities purchased	2,480,641	61,500
Investment advisory fees	95,770	12,246
Variation margin on futures contracts	12,762	940

Total liabilities	2,589,173	142,536

Net Assets, at value	$1,282,892,091	$147,895,964

Net Assets Consist of
Paid-in capital	$1,253,246,682	$131,756,547
Distributable earnings (loss)	29,645,409	16,139,417

Net Assets, at value	$1,282,892,091	$147,895,964

Number of Common Shares outstanding	30,650,001	5,100,001

Net Asset Value	$41.86	$29.00

Investment in non-affiliated securities at cost	$1,165,268,469	$131,021,307

Value of securities loaned	$—	$65,123

Investment in DWS Government Money Market Series at cost	$4,273,305	$334,935

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$67,850

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	66

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2023

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA Climate Action Equity ETF(1)
Investment Income
Unaffiliated dividend income*	$9,985,196	$1,088,972	$405,444	$14,255,030
Affiliated dividend income	—	—	1,011	—
Income distributions from affiliated funds	56,357	1,183	1,946	40,591
Affiliated securities lending income	64,464	5,064	1,748	41,859
Unaffiliated non-cash dividend income	1,727,969	—	178,573	—
Unaffiliated securities lending income, net of borrower rebates	4,670	—	—	7,424

Total investment income	11,838,656	1,095,219	588,722	14,344,904

Expenses
Investment advisory fees	724,132	50,145	48,872	612,669
Other expenses	153	115	58	—

Total expenses	724,285	50,260	48,930	612,669

Less fees waived (see note 3):
Waiver	(1,110)	(27)	(77)	(761)

Net expenses	723,175	50,233	48,853	611,908

Net investment income (loss)	11,115,481	1,044,986	539,869	13,732,996

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(18,489,716)	(1,480,961)	(1,942,509)	1,549,476
Investments in affiliates	—	—	(2,777)	—
In-kind redemptions	—	718,241	4,986	22,960,654
Futures contracts	50,975	35,580	(5,919)	213,403
Foreign currency transactions	(48,314)	(8,166)	6,876	—

Net realized gain (loss)	(18,487,055)	(735,306)	(1,939,343)	24,723,533

Net change in unrealized appreciation (depreciation) on:
Investments***	17,295,655	5,015,024	1,436,858	223,355,392
Investments in affiliates	—	—	31	—
Futures contracts	(843)	4,243	2,970	143,188
Foreign currency translations	14,491	7,427	(28,038)	—

Net change in unrealized appreciation (depreciation)	17,309,303	5,026,694	1,411,821	223,498,580

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1,177,752)	4,291,388	(527,522)	248,222,113

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,937,729	$5,336,374	$12,347	$261,955,109

* Unaffiliated foreign tax withheld	$1,821,352	$131,598	$91,241	$893
** Including foreign taxes	$20,453	$—	$16,648	$—
*** Including (Net of) change in deferred foreign taxes	$382,667	$—	$(24,239)	$—

(1)	For the period April 4, 2023 (commencement of operations) through August 31, 2023.

See Notes to Financial Statements.	67

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2023

	Xtrackers MSCI USA ESG Leaders Equity ETF	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Investment Income
Unaffiliated dividend income*	$37,947,336	$1,563,899
Income distributions from affiliated funds	229,238	6,721
Affiliated securities lending income	17,836	2,972
Unaffiliated securities lending income, net of borrower rebates	56,199	1,778

Total investment income	38,250,609	1,575,370

Expenses
Investment advisory fees	2,318,895	99,299
Other expenses	58	30

Total expenses	2,318,953	99,329

Less fees waived (see note 3):
Waiver	(235,968)	(120)

Net expenses	2,082,985	99,209

Net investment income (loss)	36,167,624	1,476,161

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(38,742,237)	(655,983)
In-kind redemptions	541,836,218	2,086,391
Futures contracts	(358,699)	(13,869)

Net realized gain (loss)	502,735,282	1,416,539

Net change in unrealized appreciation (depreciation) on:
Investments	(225,781,091)	14,846,153
Futures contracts	167,736	13,960

Net change in unrealized appreciation (depreciation)	(225,613,355)	14,860,113

Net realized and unrealized gain (loss) on investments and futures	277,121,927	16,276,652

Net Increase (Decrease) in Net Assets Resulting from Operations	$313,289,551	$17,752,813

* Unaffiliated foreign tax withheld	$21,304	$33

See Notes to Financial Statements.	68

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF		Xtrackers MSCI EAFE ESG Leaders Equity ETF
	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2023	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$11,115,481	$12,906,765	$1,044,986	$775,286
Net realized gain (loss)	(18,487,055)	(47,552,026)	(735,306)	(828,340)
Net change in net unrealized appreciation (depreciation)	17,309,303	(122,838,645)	5,026,694	(6,754,362)

Net increase (decrease) in net assets resulting from operations	9,937,729	(157,483,906)	5,336,374	(6,807,416)

Distributions to Shareholders	(12,833,632)	(9,660,140)	(957,399)	(738,856)

Fund Shares Transactions
Proceeds from shares sold	2,359,527	304,205,924	13,833,465	17,576,378
Value of shares redeemed	—	(140,382,770)	(4,135,077)	—

Net increase (decrease) in net assets resulting from fund share transactions	2,359,527	163,823,154	9,698,388	17,576,378

Total net increase (decrease) in Net Assets	(536,376)	(3,320,892)	14,077,363	10,030,106

Net Assets
Beginning of year	492,781,212	496,102,104	29,106,192	19,076,086

End of year	$492,244,836	$492,781,212	$43,183,555	$29,106,192

Changes in Shares Outstanding
Shares outstanding, beginning of year	18,300,001	14,300,001	1,200,001	600,001
Shares sold	100,000	9,050,000	500,000	600,000
Shares redeemed	—	(5,050,000)	(150,000)	—

Shares outstanding, end of year	18,400,001	18,300,001	1,550,001	1,200,001

See Notes to Financial Statements.	69

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF		Xtrackers MSCI USA Climate Action Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
	Year Ended August 31, 2023	Year Ended August 31, 2022	For the Period April 4, 2023(1) to August 31, 2023	Year Ended August 31, 2023	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$539,869	$494,259	$13,732,996	$36,167,624	$45,489,454
Net realized gain (loss)	(1,939,343)	(879,835)	24,723,533	502,735,282	502,947,305
Net change in net unrealized appreciation (depreciation)	1,411,821	(6,114,670)	223,498,580	(225,613,355)	(947,734,755)

Net increase (decrease) in net assets resulting from operations	12,347	(6,500,246)	261,955,109	313,289,551	(399,297,996)

Distributions to Shareholders	(495,191)	(519,666)	(6,700,040)	(41,345,101)	(45,094,920)

Fund Shares Transactions
Proceeds from shares sold	4,573,005	9,159,408	2,206,770,268	240,179,457	858,929,738
Value of shares redeemed	(2,277,610)	(4,168,383)	(186,900,909)	(2,288,923,620)	(1,244,247,484)

Net increase (decrease) in net assets resulting from fund share transactions	2,295,395	4,991,025	2,019,869,359	(2,048,744,163)	(385,317,746)

Total net increase (decrease) in Net Assets	1,812,551	(2,028,887)	2,275,124,428	(1,776,799,713)	(829,710,662)

Net Assets
Beginning of year	23,174,453	25,203,340	25	3,059,691,804	3,889,402,466

End of year	$24,987,004	$23,174,453	$2,275,124,453	$1,282,892,091	$3,059,691,804

Changes in Shares Outstanding
Shares outstanding, beginning of year	950,001	750,001	1	85,300,001	92,850,001
Shares sold	200,000	350,000	88,350,000	6,650,000	21,800,000
Shares redeemed	(100,000)	(150,000)	(7,250,000)	(61,300,000)	(29,350,000)

Shares outstanding, end of year	1,050,001	950,001	81,100,001	30,650,001	85,300,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	70

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
	Year Ended August 31, 2023	For the Period June 28, 2022(1) to August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,476,161	$196,738
Net realized gain (loss)	1,416,539	830,386
Net change in net unrealized appreciation (depreciation)	14,860,113	1,551,953

Net increase (decrease) in net assets resulting from operations	17,752,813	2,579,077

Distributions to Shareholders	(1,268,208)	—

Fund Shares Transactions
Proceeds from shares sold	64,054,316	77,058,253
Value of shares redeemed	(8,280,393)	(3,999,919)

Net increase (decrease) in net assets resulting from fund share transactions	55,773,923	73,058,334

Total net increase (decrease) in Net Assets	72,258,528	75,637,411

Net Assets
Beginning of period	75,637,436	25

End of period	$147,895,964	$75,637,436

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,000,001	1
Shares sold	2,400,000	3,150,000
Shares redeemed	(300,000)	(150,000)

Shares outstanding, end of period	5,100,001	3,000,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	71

DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2019(a)
	2023	2022	2021	2020
Net Asset Value, beginning of period	$26.93	$34.69	$27.90	$25.42	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.60	0.70	0.57	0.68	0.60
Net realized and unrealized gain (loss)	(0.08)	(7.88)	6.86	2.53	0.27

Total from investment operations	0.52	(7.18)	7.43	3.21	0.87

Less distributions from:
Net investment income	(0.70)	(0.58)	(0.64)	(0.73)	(0.45)

Total distributions	(0.70)	(0.58)	(0.64)	(0.73)	(0.45)

Net Asset Value, end of period	$26.75	$26.93	$34.69	$27.90	$25.42

Total Return (%)(c)	2.01	(20.81)	26.80	12.74	3.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	492	493	496	8	8
Ratio of expenses before fee waiver (%)	0.15	0.15	0.16	0.16	0.16	*
Ratio of expenses after fee waiver (%)	0.15	0.15	0.16	0.16	0.16	*
Ratio of net investment income (loss) (%)	2.30	2.30	1.97	2.61	3.17	*
Portfolio turnover rate (%)(d)	16	33	17	13	10	**

Xtrackers MSCI EAFE ESG Leaders Equity ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2019(e)
	2023	2022	2021	2020
Net Asset Value, beginning of period	$24.26	$31.79	$25.96	$24.10	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.78	0.85	0.72	0.59	0.78
Net realized and unrealized gain (loss)	3.51	(7.57)	5.80	1.83	(1.01)

Total from investment operations	4.29	(6.72)	6.52	2.42	(0.23)

Less distributions from:
Net investment income	(0.69)	(0.81)	(0.69)	(0.56)	(0.66)
Net realized gains	—	—	—	—	(0.01)

Total distributions	(0.69)	(0.81)	(0.69)	(0.56)	(0.67)

Net Asset Value, end of period	$27.86	$24.26	$31.79	$25.96	$24.10

Total Return (%)(c)	17.79	(21.40)	25.28	10.12	(0.91	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	43	29	19	12	7
Ratio of expenses before fee waiver (%)	0.14	0.14	0.14	0.14	0.14	*
Ratio of expenses after fee waiver (%)	0.14	0.14	0.14	0.14	0.14	*
Ratio of net investment income (loss) (%)	2.92	3.04	2.45	2.39	3.25	*
Portfolio turnover rate (%)(d)	25	22	22	16	10	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period September 6, 2018 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	72

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF Selected Per Share Data	Years Ended August 31,					Period Ended 8/31/2019(a)
	2023	2022	2021	2020
Net Asset Value, beginning of period	$24.39	$33.60	$28.57	$24.70		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.53	0.64	0.49	0.86		0.50
Net realized and unrealized gain (loss)	(0.65)	(9.14)	4.77	4.07		(0.53)

Total from investment operations	(0.12)	(8.50)	5.26	4.93		(0.03)

Less distributions from:
Net investment income	(0.47)	(0.71)	(0.23)	(1.06)		(0.27)
Net realized gains	—	—	—	(0.00	)(c)	—

Total distributions	(0.47)	(0.71)	(0.23)	(1.06)		(0.27)

Net Asset Value, end of period	$23.80	$24.39	$33.60	$28.57		$24.70

Total Return (%)(d)	(0.51)	(25.55)	18.43	20.32		(0.17	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	25	23	25	9		7
Ratio of expenses before fee waiver (%)	0.20	0.20	0.20	0.20		0.20	*
Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20		0.20	*
Ratio of net investment income (loss) (%)	2.21	2.22	1.48	3.38		2.68	*
Portfolio turnover rate (%)(e)	23	24	26	17		16	**

Xtrackers MSCI USA Climate Action Equity ETF Selected Per Share Data	Period Ended 8/31/2023(f)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.17
Net realized and unrealized gain (loss)	2.96

Total from investment operations	3.13

Less distributions from:
Net investment income	(0.08)

Total distributions	(0.08)

Net Asset Value, end of period	$28.05

Total Return (%)(d)	12.55 **

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2,275
Ratio of expenses before fee waiver (%)	0.07 *
Ratio of expenses after fee waiver (%)	0.07 *
Ratio of net investment income (loss) (%)	1.57 *
Portfolio turnover rate (%)(e)	7 **

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	For the period April 4, 2023 (commencement of operations) through August 31, 2023.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	73

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI USA ESG Leaders Equity ETF Selected Per Share Data	Years Ended August 31,						Period Ended 8/31/2019(a)
	2023		2022		2021	2020
Net Asset Value, beginning of period	$35.87		$41.89		$31.84	$26.69	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.57		0.53		0.50	0.51	0.24
Net realized and unrealized gain (loss)	6.04		(6.04)		10.05	5.10	1.57

Total from investment operations	6.61		(5.51)		10.55	5.61	1.81

Less distributions from:
Net investment income	(0.62)		(0.51)		(0.50)	(0.46)	(0.12)

Total distributions	(0.62)		(0.51)		(0.50)	(0.46)	(0.12)

Net Asset Value, end of period	$41.86		$35.87		$41.89	$31.84	$26.69

Total Return (%)(c)	18.68		(13.29)		33.48	21.42	7.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,283		3,060		3,889	2,666	1,341
Ratio of expenses before fee waiver (%)	0.10		0.10		0.10	0.10	0.10	*
Ratio of expenses after fee waiver (%)	0.09		0.09		0.09	0.09	0.10	*
Ratio of net investment income (loss) (%)	1.56		1.32		1.39	1.83	1.89	*
Portfolio turnover rate (%)(d)	6		6		12	9	5	**

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF Selected Per Share Data	Year Ended 8/31/2023		Period Ended 8/31/2022(e)
Net Asset Value, beginning of period	$25.21		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.39		0.07
Net realized and unrealized gain (loss)	3.74		0.14

Total from investment operations	4.13		0.21

Less distributions from:
Net investment income	(0.34)		—
Net realized gains	(0.00	)(f)	—

Total distributions	(0.34)		—

Net Asset Value, end of period	$29.00		$25.21

Total Return (%)(c)	16.60		0.84	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	148		76
Ratio of expenses before fee waiver (%)	0.10		0.10	*
Ratio of expenses after fee waiver (%)	0.10		0.10	*
Ratio of net investment income (loss) (%)	1.49		1.50	*
Portfolio turnover rate (%)(d)	8		11	**

(a)	For the period March 7, 2019 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period June 28, 2022 (commencement of operations) through August 31, 2022.
(f)	Amount represents less than $0.005.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	74

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2023, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Xtrackers MSCI USA Climate Action Equity ETF
Xtrackers MSCI USA ESG Leaders Equity ETF
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Xtrackers MSCI EAFE ESG Leaders Equity ETF	MSCI EAFE ESG Leaders Index
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	MSCI Emerging Markets ESG Leaders Index
Xtrackers MSCI USA Climate Action Equity ETF	MSCI USA Climate Action Index
Xtrackers MSCI USA ESG Leaders Equity ETF	MSCI USA ESG Leaders Index
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Solactive ISS ESG United States Net Zero Pathway Enhanced Index

The Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR. The EMCR Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The EMCR Index is then weighted in such a manner seeking to align its constituents companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries, as defined by the index provider. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

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The MSCI USA Climate Action Index is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition. Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis, and reviewed and reweighted on an ongoing basis. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

The MSCI USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S. market. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The Solactive ISS ESG United States Net Zero Pathway Enhanced Index is comprised of large and mid-capitalization companies in the United States that meet certain ESG criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values

76

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Notes to Financial Statements (Continued)

under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

77

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Notes to Financial Statements (Continued)

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2023, the Funds did not incur any interest or penalties.

As of August 31, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$5,257,480	$—	$(54,601,369)	$(94,679,772)	$(144,023,661)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	190,744	—	(1,639,615)	1,022,763	(426,108)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	361,011	—	(2,573,902)	(2,594,694)	(4,807,585)
Xtrackers MSCI USA Climate Action Equity ETF	9,593,277	218,687	—	222,033,739	231,845,703
Xtrackers MSCI USA ESG Leaders Equity ETF	3,535,199	—	(65,280,983)	91,391,193	29,645,409
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	416,084	—	(473,338)	16,196,671	16,139,417

The tax character of dividends and distributions declared for the period ended August 31, 2023 and year ended August 31, 2022 were as follows:

Period Ended August 31, 2023
Ordinary Income*
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$12,833,632
Xtrackers MSCI EAFE ESG Leaders Equity ETF	957,399
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	495,191
Xtrackers MSCI USA Climate Action Equity ETF	6,700,040
Xtrackers MSCI USA ESG Leaders Equity ETF	41,345,101
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	1,268,208

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Notes to Financial Statements (Continued)

Year Ended August 31, 2022
Ordinary Income*
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$9,660,140
Xtrackers MSCI EAFE ESG Leaders Equity ETF	738,856
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	519,666
Xtrackers MSCI USA ESG Leaders Equity ETF	45,094,920

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$36,954,462	$17,646,907	$54,601,369
Xtrackers MSCI EAFE ESG Leaders Equity ETF	564,063	1,075,552	1,639,615
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	883,141	1,690,761	2,573,902
Xtrackers MSCI USA ESG Leaders Equity ETF	16,442,851	48,838,132	65,280,983
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	327,541	145,797	473,338

For the period ended August 31, 2023, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and equalization.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers MSCI EAFE ESG Leaders Equity ETF	$(637,860)	$637,860
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	17,456	(17,456)
Xtrackers MSCI USA Climate Action Equity ETF	(23,409,366)	23,409,366
Xtrackers MSCI USA ESG Leaders Equity ETF	(528,529,100)	528,529,100
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	(2,071,106)	2,071,106

As of August 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$585,327,607	$(94,253,323)	$30,786,427	$(125,039,750)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	41,969,941	1,022,418	3,464,406	(2,441,988)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	27,678,329	(2,528,641)	1,978,563	(4,507,204)
Xtrackers MSCI USA Climate Action Equity ETF	2,050,985,369	222,033,739	273,621,602	(51,587,863)
Xtrackers MSCI USA ESG Leaders Equity ETF	1,189,746,928	91,391,193	172,814,725	(81,423,532)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	131,638,257	16,196,671	20,425,088	(4,228,417)

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

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Notes to Financial Statements (Continued)

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending The Bank of New York Mellon, as securities lending agent, lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. Effective August 1, 2023, National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2023, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.08% annualized effective rate as of August 31, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2023, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI USA Climate Action Equity ETF
Common Stocks	$565,175	$—	$—	$—	$565,175

Gross amount of recognized liabilities for securities lending transactions					$565,175
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Common Stocks	$67,850	$—	$—	$—	$67,850

Gross amount of recognized liabilities for securities lending transactions					$67,850

As of August 31, 2023, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and Xtrackers MSCI USA ESG Leaders Equity ETF had no securities on loan.

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Derivatives

Futures Contracts Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2023, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2023 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$42,988
Xtrackers MSCI EAFE ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$2,728	Unrealized depreciation on futures contracts*	$1,073
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$535	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI USA Climate Action Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$143,188	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$112,267	Unrealized depreciation on futures contracts*	$—
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$1,230	Unrealized depreciation on futures contracts*	$—

* Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended August 31, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$50,975
Xtrackers MSCI EAFE ESG Leaders Equity ETF	35,580
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(5,919)
Xtrackers MSCI USA Climate Action Equity ETF	213,403
Xtrackers MSCI USA ESG Leaders Equity ETF	(358,699)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	(13,869)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(843)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	4,243
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	2,970
Xtrackers MSCI USA Climate Action Equity ETF	143,188
Xtrackers MSCI USA ESG Leaders Equity ETF	167,736
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	13,960

For the period ended August 31, 2023 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$2,967,514
Xtrackers MSCI EAFE ESG Leaders Equity ETF	197,638
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	75,794
Xtrackers MSCI USA Climate Action Equity ETF	3,800,193
Xtrackers MSCI USA ESG Leaders Equity ETF	7,275,575
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	194,595

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

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3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	0.15%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	0.14%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	0.20%
Xtrackers MSCI USA Climate Action Equity ETF	0.07%
Xtrackers MSCI USA ESG Leaders Equity ETF	0.10%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	0.10%

The Advisor for the Xtrackers MSCI USA ESG Leaders Equity ETF has voluntarily elected to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at nine basis points of the Fund’s average daily net assets. Any voluntary waiver or reimbursement implemented by the Advisor may be eliminated by the Advisor at any time. For the year ended August 31, 2023, the Advisor waived $231,889 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2023, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$1,110
Xtrackers MSCI EAFE ESG Leaders Equity ETF	27
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	77
Xtrackers MSCI USA Climate Action Equity ETF	761
Xtrackers MSCI USA ESG Leaders Equity ETF	4,079
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	120

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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4. Investment Portfolio Transactions

For the year ended August 31, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$79,480,104	$77,487,878
Xtrackers MSCI EAFE ESG Leaders Equity ETF	10,006,375	8,788,223
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	8,652,849	5,639,674
Xtrackers MSCI USA Climate Action Equity ETF	131,406,711	133,156,870
Xtrackers MSCI USA ESG Leaders Equity ETF	148,079,325	146,477,543
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	7,777,306	7,509,280

For the year ended August 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$470,446	$—
Xtrackers MSCI EAFE ESG Leaders Equity ETF	12,796,391	4,128,186
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	851,332	982,966
Xtrackers MSCI USA Climate Action Equity ETF	2,206,791,352	186,614,716
Xtrackers MSCI USA ESG Leaders Equity ETF	240,080,910	2,288,122,639
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	64,054,339	8,294,124

5. Fund Share Transactions

As of August 31, 2023, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform

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Notes to Financial Statements (Continued)

programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, an RQFII or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers. In addition, in June 2021, the President of the United States issued an executive order (“CMIC Order”) prohibiting U.S. persons, including the Funds, from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or designed to provide exposure to, such securities) of any Chinese company identified as a “Chinese Military-Industrial Complex Company” (“CMIC”). This prohibition, effective August 2, 2021, expands on similar sanctions imposed by the prior administration on certain designated Chinese military companies (“CCMCs”) that took effect in January 2021. To the extent that any company in an Underlying Index is identified as a CMIC at any time (or was previously designated as a CCMC), it may have material adverse effect on a fund’s ability to track its Underlying Index.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at August 31, 2023.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers MSCI USA Climate Action Equity ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF, and Xtrackers MSCI USA Climate Action Equity ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at August 31, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	For the year ended August 31, 2023	For each of the two years in the period ended August 31, 2023	For each of the four years in the period ended August 31, 2023 and the period from December 6, 2018 (commencement of operations) through August 31, 2019
Xtrackers MSCI EAFE ESG Leaders Equity ETF	For the year ended August 31, 2023	For each of the two years in the period ended August 31, 2023	For each of the four years in the period ended August 31, 2023 and the period from September 6, 2018 (commencement of operations) through August 31, 2019
Xtrackers MSCI USA ESG Leaders Equity ETF	For the year ended August 31, 2023	For each of the two years in the period ended August 31, 2023	For each of the four years in the period ended August 31, 2023 and the period from March 7, 2019 (commencement of operations) through August 31, 2019
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	For the year ended August 31, 2023	For the year ended August 31, 2023 and the period from June 28, 2022 (commencement of operations) through August 31, 2022
Xtrackers MSCI USA Climate Action Equity ETF	For the period from April 4, 2023 (commencement of operations) through August 31, 2023

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Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 23, 2023

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Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

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Board Considerations in Approval of Investment Advisory

Contracts (Unaudited)

Xtrackers MSCI USA Climate Action Equity ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 15-16, 2023, the Trustees, all of who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) of DBX ETF Trust (the “Trust”) or its service providers, unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Adviser”) and the Trust, with respect to Xtrackers MSCI USA Climate Action Equity ETF (the “Fund”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the financial resources of the Adviser and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Adviser will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fee to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Adviser’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Adviser, which supports the compliance program of the Adviser’s currently managed funds (which would also cover the Fund).

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Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

Adviser’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer groups and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Fund’s portfolios will be managed on a day-to-day basis by the Adviser and that the Adviser will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability. The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund.

Economies of Scale. The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisers can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members
Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairperson since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	42	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairperson of the Audit Committee since 2015	Chief Financial Officer, EyePoint Pharmaceuticals, Inc. (2019-present); Chief Financial Officer, Enzyvant (2018-2019); Chief Executive Officer, 2X Oncology, Inc. (2017- 2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	42	—

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Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
J. David Officer (1948) Board Member since 2011, Chairperson of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	42	(Chairman of) Ilex Management Ltd; Old Westbury Funds

Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(4) (1975) President and Chief Executive Officer, 2016- present	Chief Administrative Officer Investment Division Americas, of DWS Investment Management Americas, Inc. and Manager (since 2023) and Chief Operating Officer of the Advisor (2016-present). Formerly: Programmes (Head 2021-2023), of DWS Investment Management Americas, Inc.; Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014- 2020); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Diane Kenneally(4) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018- present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(4) (1967) Chief Compliance Officer, 2010-present	AFC Compliance US (Senior Team Lead), of DWS Investment Management Americas, Inc.; Compliance Department (2016- present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-2022); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(4) (1978) Vice President, 2016-present	Portfolio Engineering, Systematic Investments Solutions (Head), of DWS Investment Management Americas, Inc. (2018-present); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).

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Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
John Millette(5) (1962) Secretary, 2020-present	Legal (Associate General Counsel), DWS US Retail Legal (2003- present), of DWS Investment Management Americas, Inc.; Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015- present); Director and Vice President of DWS Trust Company (2016-present); Vice President, DBX Advisors LLC (2021-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011- present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); and Assistant Secretary of DBX ETF Trust (2019-2020).
Caroline Pearson(5) (1962) Assistant Secretary, 2020-present	Legal (Senior Team Lead), DWS US Retail Legal, of DWS Investment Management Americas, Inc.; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020- present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); Secretary, Deutsche AM Service Company (2010-2017); and Chief Legal Officer, DBXStrategic Advisors LLC (2020-2021).
Jeffrey Berry(5) (1959) Assistant Treasurer, 2019-present	Fund Administration (Senior Specialist), of DWS Investment Management Americas, Inc.
Sheila Cadogan(5) (1966) Assistant Treasurer, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018- present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018- present).
Christina A. Morse(6) (1964) Assistant Secretary, 2017-present	Senior Vice President, Director Regulatory Administration at BNY Mellon Asset Servicing (2023-present); Vice President at BNY Mellon Asset Servicing (2014-2023); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Christian Rijs(4) (1980) Anti-Money Laundering Compliance Officer, since October 21, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS Investment Management Americas, Inc.; AML Officer, DWS Trust Company (since November 2, 2021); AML Officer, DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since November 12, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO.

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(4)	Address: 875 Third Avenue, New York, New York 10022.
(5)	Address: 100 Summer Street, Boston, MA 02110.
(6)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2023.

	Qualified Dividend Income*	Dividends Received Deduction*
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	76%	0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	90%	0%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	69%	0%
Xtrackers MSCI USA Climate Action Equity ETF	82%	79%
Xtrackers MSCI USA ESG Leaders Equity ETF	100%	98%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	100%	94%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Income
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$15,111,149	$1,776,209
Xtrackers MSCI EAFE ESG Leaders Equity ETF	1,215,294	103,805
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	851,328	87,210

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on a fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not follow a carbon reduction strategy. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. EMSG, USCA and USNZ are currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security and the Fund excludes it, the Fund’s tracking error may increase and the performance of the Fund and Underlying Index may diverge.

Environmental, social and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employee, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

EMCR and USNZ (the “Funds”) are not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding advisability of investing in funds generally or in these Funds particularly or the ability of the Underlying Indexes to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured | No Bank Guarantee | May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-070013-5 (10/23) DBX005647 (10/24)

August 31, 2023

Annual Report

DBX ETF Trust

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 Growth ESG ETF (SNPG)

Xtrackers S&P 500 Value ESG ETF (SNPV)

Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this annual report on six of our equity ETFs tracking the environmental, social and governance (ESG) market for the period ended August 31, 2023.

The global economy faced several headwinds resulting from high inflation, rising interest rates, and increased economic and geopolitical unpredictability. The U.S. Federal Reserve (Fed) and other major central banks, except for the Bank of Japan, raised interest rates in response to elevated inflation that wiped out real incomes in both developed and developing countries. By February 2023, Russia’s invasion of Ukraine had lasted a year and no meaningful steps had been taken to resolve the crisis. The global financial markets have largely remained stable despite the turmoil in the U.S. and European banking sectors. The U.S. labor market performed reasonably well, with the unemployment rate remaining constant and wage growth slowing. As soon as China began trading after the COVID-19-related restrictions were lifted, the mood of the global markets improved. However, worries that U.S. interest rates will continue to climb for a while and China’s economic slowdown because of the worsening real estate crisis, had a negative influence on investor sentiment.

The U.S. economy maintained its growth trajectory as inflation moderated and productivity increased. Markets saw little instability despite the banking crisis in Europe and the U.S. as the Fed assured depositors their money would be safe at Silicon Valley Bank and Signature Bank. U.S. equity markets recovered on encouraging economic data that pointed to the country’s economic growth, while investor optimism strengthened as industrial activity improved and jobless claims decreased. Equity markets exhibited resilience, supported by factors such as stronger-than-expected U.S. economic data, a resolution of the U.S. debt ceiling issue, and policy support in China and Japan. During the latter half of the reporting period, stocks rallied, driven by gains in the information technology sector, as the hype around artificial intelligence (AI) and large language models (LLMs) and their prospects became a hot topic.

In the U.S., the transition of ESG disclosure from voluntary reporting to a regulatory-driven program is currently underway, reflecting the Securities and Exchange Commission’s delayed disclosure requirements for public companies. Contrast that with the European Union, which has enacted explicit directives on ESG, and the U.K., where the Financial Conduct Authority has made it mandatory for listed firms to disclose information about the environment. The Biden administration and new state legislation have all spearheaded a flurry of ESG efforts and ideas that have transformed the U.S. regulatory environment. ESG-focused investments outperformed the broader market amid a volatile macroeconomic backdrop. The COP27 summit in November 2022 resulted in a global climate agreement. To reduce carbon emissions in the U.S. by around 40% by 2030, the Biden administration passed the Inflation Reduction Act, providing billions of dollars of federal funding delivered through a mix of tax incentives, grants and loan guarantees.

Our analysts believe that investor preference will generally continue to shift toward net zero, along with increased demand for disclosures, and global sustainability standards are expected to broaden in scope during 2023 and beyond. Even if concerns surrounding high inflation, Fed rate hikes, and tougher lending rules exist, we maintain a positive outlook on global stocks, as they have returned to a more favorable environment. We anticipate the equity markets to exhibit resilience despite the possibility of volatility in the upcoming months. While mega-cap, technology, and AI- related equities saw large returns in H1 2023, a more upbeat narrative of a global economic recovery with inflation more under control may surface in H2 2023. Given deteriorating climate conditions and large tax incentives, we expect green investment capital flows to continue growing despite the market’s shift toward growth equities.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers S&P 500 ESG ETF

Xtrackers S&P 500 ESG ETF (SNPE), seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the SNPE Index). The SNPE Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (“ESG”) criteria, while maintaining similar overall industry group weights as the S&P 500 Index. For the period ended August 31, 2023, SNPE shares returned 17.99%, compared to the SNPE Index return of 18.12%.

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Consumer Discretionary and Industrials. The Utilities and Real Estate sectors were the only negative contributors to performance.

Xtrackers S&P 500 Growth ESG ETF

Xtrackers S&P 500 Growth ESG ETF (SNPG) seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 Growth ESG Index (the SNPG Index). The SNPG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. For the period November 9, 2022 (commencement of operations), to August 31, 2023, SNPG shares returned 32.23%, compared to the SNPG Index return of 32.41%.

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Consumer Discretionary and Communication Services. The Energy and Utilities sectors were the only negative contributors to performance.

Xtrackers S&P 500 Value ESG ETF

Xtrackers S&P 500 Value ESG ETF (SNPV) seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 Value ESG Index (the SNPV Index). The SNPV Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Value Index. For the period November 9, 2022 (commencement of operations), to August 31, 2023, SNPV shares returned 7.91%, compared to the SNPV Index return of 8.05%.

Information Technology, Industrials and Consumer Discretionary were the major positive contributors, while Financials, Energy and Health Care sectors detracted most from the performance.

Xtrackers S&P ESG Dividend Aristocrats ETF

Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD) seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P ESG High Yield Dividend Aristocrats Index (the SNPD Index). The SNPD Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats Index measures the performance of companies within the S&P Composite 1500 Index that have followed a policy of consistently increasing dividends every year for at least 20 years. For the period November 9, 2022 (commencement of operations), to August 31, 2023, SNPD shares returned 1.99%, compared to the SNPD Index return of 2.10%.

Industrials, Information Technology and Health Care were the major positive contributors, while Consumer Staples, Consumer Discretionary and Utilities sectors detracted most from the performance.

Xtrackers S&P MidCap 400 ESG ETF

Xtrackers S&P MidCap 400 ESG ETF (MIDE), seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400 ESG Index (the MIDE Index). The MIDE Index is a broad-based, market capitalization weighted index that is designed to measure the performance of securities meeting environmental, social and governance (“ESG”) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. For the period ending August 31, 2023, MIDE shares returned 10.18%, compared to the MIDE Index return of 10.39%.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Continued)

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Industrials, Consumer Discretionary and Information Technology. The Utilities, Real Estate and Communication Services sectors detracted from performance.

Xtrackers S&P SmallCap 600 ESG ETF

Xtrackers S&P SmallCap 600 ESG ETF (SMLE), seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P SmallCap 600 ESG Index (the SMLE Index). The SMLE Index is a broad-based, market capitalization weighted index that is designed to measure the performance of securities meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. For the period ending August 31, 2023, SMLE shares returned 5.95%, compared to the SMLE Index return of 6.09%.

Information Technology, Industrials and Consumer Discretionary were the major positive contributors, while Financials, Health Care and Real Estate sectors detracted most from the performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 4-15 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

3

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500 Index. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Return

	Net Asset Value	Market Value	S&P 500 ESG Index	S&P 500 Index
One Year	17.99%	18.02%	18.12%	15.94%
Since Inception[1]	14.57%	14.57%	14.68%	12.83%

Cumulative Total Returns

	Net Asset Value	Market Value	S&P 500 ESG Index	S&P 500 Index
One Year	17.99%	18.02%	18.12%	15.94%
Since Inception[1]	76.65%	76.69%	77.46%	65.75%

1 Total returns are calculated based on the commencement of operations, June 26, 2019 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.11%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

4

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 26, 2019.

Sector Diversification* as of August 31, 2023

Information Technology	30.8%
Health Care	13.2%
Financials	12.1%
Consumer Discretionary	12.1%
Communication Services	8.7%
Industrials	6.8%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	2.4%
Materials	2.3%
Utilities	1.4%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (40.5% of Net Assets)

Description	% of Net Assets
Apple, Inc.	9.7%
Microsoft Corp.	8.5%
Alphabet, Inc.	5.3%
Amazon.com, Inc.	4.3%
NVIDIA Corp.	4.3%
Tesla, Inc.	2.4%
UnitedHealth Group, Inc.	1.6%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Visa, Inc.	1.4%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17.

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P Growth ESG ETF (SNPG)

Xtrackers S&P 500 Growth ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 Growth ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Cumulative Total Returns

	Net Asset Value	Market Value	S&P 500 Growth ESG Index	S&P 500 Index
Since Inception[1]	32.23%	32.23%	32.41%	19.45%

1 Total returns are calculated based on the commencement of operations, November 9, 2022 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated October 11, 2022, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P Growth ESG ETF (SNPG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 9, 2022.

Sector Diversification* as of August 31, 2023

Information Technology	31.3%
Health Care	17.0%
Consumer Discretionary	12.1%
Communication Services	10.2%
Energy	8.3%
Financials	7.3%
Consumer Staples	6.8%
Industrials	4.2%
Materials	2.0%
Real Estate	0.6%
Utilities	0.2%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (54.1% of Net Assets)

Description	% of Net Assets
Alphabet, Inc.	9.8%
Apple, Inc.	8.6%
Microsoft Corp.	8.3%
NVIDIA Corp.	8.0%
Tesla, Inc.	4.5%
Amazon.com, Inc.	3.7%
Exxon Mobil Corp.	2.9%
UnitedHealth Group, Inc.	2.9%
Eli Lilly & Co.	2.8%
Visa, Inc.	2.6%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 22.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P Value ESG ETF (SNPV)

Xtrackers S&P 500 Value ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 Value ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Value Index. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Cumulative Total Returns

	Net Asset Value	Market Value	S&P 500 Value ESG Index	S&P 500 Index
Since Inception[1]	7.91%	7.91%	8.05%	19.45%

1 Total returns are calculated based on the commencement of operations, November 9, 2022 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated October 11, 2022, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P Value ESG ETF (SNPV) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 9, 2022.

Sector Diversification* as of August 31, 2023

Information Technology	19.8%
Financials	19.1%
Consumer Discretionary	12.9%
Industrials	10.9%
Health Care	8.5%
Communication Services	8.2%
Consumer Staples	7.5%
Real Estate	4.9%
Materials	3.2%
Utilities	3.1%
Energy	1.9%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (29.9% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	8.6%
Amazon.com, Inc.	5.6%
JPMorgan Chase & Co.	3.6%
Cisco Systems, Inc.	2.0%
Walmart, Inc.	1.9%
Salesforce, Inc.	1.8%
Bank of America Corp.	1.7%
Comcast Corp.	1.7%
Netflix, Inc.	1.6%
Procter & Gamble Co.	1.4%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 25.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD)

Xtrackers S&P ESG Dividend Aristocrats ETF (the “Fund”) using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P ESG High Yield Dividend Aristocrats Index (the “Underlying Index”). The Underlying Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats Index measures the performance of companies within the S&P Composite 1500 Index that have followed a policy of consistently increasing dividends every year for at least 20 years. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Cumulative Total Returns

	Net Asset Value	Market Value	S&P ESG High Yield Dividend Aristocrats Index	S&P Composite 1500 Index
Since Inception[1]	1.99%	2.03%	2.10%	18.55%

1 Total returns are calculated based on the commencement of operations, November 9, 2022 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated October 24, 2022, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 9, 2022.

Sector Diversification* as of August 31, 2023

Consumer Staples	21.1%
Industrials	21.1%
Materials	12.6%
Financials	11.3%
Health Care	7.5%
Consumer Discretionary	7.1%
Utilities	5.6%
Information Technology	5.2%
Real Estate	4.6%
Energy	3.4%
Communication Services	0.5%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (22.1% of Net Assets)

Description	% of Net Assets
International Business Machines Corp.	2.8%
Stanley Black & Decker, Inc.	2.6%
Essex Property Trust, Inc.	2.5%
T. Rowe Price Group, Inc.	2.2%
Federal Realty Investment Trust	2.1%
Franklin Resources, Inc.	2.1%
Amcor PLC	2.0%
Walgreens Boots Alliance, Inc.	2.0%
AbbVie, Inc.	1.9%
Medtronic PLC	1.9%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 29.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P MidCap 400 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. It is not possible to invest directly into an index.

Average Annual Total Return

	Net Asset Value	Market Value	S&P MidCap 400 ESG Index	S&P MidCap 400 Index
One Year	10.18%	10.18%	10.39%	10.71%
Since Inception[1]	3.64%	3.64%	3.81%	3.35%

Cumulative Total Returns

	Net Asset Value	Market Value	S&P MidCap 400 ESG Index	S&P MidCap 400 Index
One Year	10.18%	10.18%	10.39%	10.71%
Since Inception[1]	9.43%	9.43%	9.88%	8.64%

1 Total returns are calculated based on the commencement of operations, February 24, 2021 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P MidCap 400 ESG ETF (MIDE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, February 24, 2021.

Sector Diversification* as of August 31, 2023

Industrials	22.8%
Consumer Discretionary	16.1%
Financials	15.2%
Health Care	10.4%
Information Technology	10.1%
Real Estate	7.0%
Materials	6.6%
Energy	4.4%
Consumer Staples	3.8%
Communication Services	1.9%
Utilities	1.7%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (8.6 of Net Assets)

Description	% of Net Assets
Hubbell, Inc.	1.1%
Jabil, Inc.	1.0%
Deckers Outdoor Corp.	0.9%
Carlisle Cos., Inc.	0.9%
Owens Corning	0.8%
RPM International, Inc.	0.8%
Manhattan Associates, Inc.	0.8%
AECOM	0.8%
Lennox International, Inc.	0.8%
Saia, Inc.	0.7%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 31.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

Xtrackers S&P SmallCap 600 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P SmallCap 600 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. It is not possible to invest directly into an index.

Performance as of August 31, 2023

Average Annual Total Return

	Net Asset Value	Market Value	S&P SmallCap 600 ESG Index	S&P SmallCap 600 Index
One Year	5.95%	5.82%	6.09%	5.53%
Since Inception[1]	0.61%	0.58%	0.76%	-0.41%

Cumulative Total Returns

	Net Asset Value	Market Value	S&P SmallCap 600 ESG Index	S&P SmallCap 600 Index
One Year	5.95%	5.82%	6.09%	5.53%
Since Inception[1]	1.55%	1.47%	1.94%	-1.02%

1 Total returns are calculated based on the commencement of operations, February 24, 2021 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 22, 2022, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, February 24, 2021.

Sector Diversification* as of August 31, 2023

Industrials	17.7%
Financials	16.8%
Information Technology	14.6%
Consumer Discretionary	14.1%
Health Care	9.9%
Real Estate	7.7%
Materials	5.5%
Energy	5.4%
Consumer Staples	4.7%
Utilities	2.0%
Communication Services	1.6%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2023 (9.0% of Net Assets)

Description	% of Net Assets
elf Beauty, Inc.	1.0%
Onto Innovation, Inc.	1.0%
SPS Commerce, Inc.	1.0%
Comfort Systems USA, Inc.	1.0%
Axcelis Technologies, Inc.	0.9%
Rambus, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.9%
Fabrinet	0.8%
Ensign Group, Inc.	0.8%
SM Energy Co.	0.7%

* As a percent of total investments excluding exchange traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 35.

15

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers S&P 500 ESG ETF
Actual	$1,000.00	$1,165.10	0.10%	$0.55
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	0.10%	$0.51
Xtrackers S&P 500 Growth ESG ETF
Actual	$1,000.00	$1,245.50	0.15%	$0.85
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
Xtrackers S&P 500 Value ESG ETF
Actual	$1,000.00	$1,049.00	0.15%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
Xtrackers S&P ESG Dividend Aristocrats ETF
Actual	$1,000.00	$1,010.40	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
Xtrackers S&P MidCap 400 ESG ETF
Actual	$1,000.00	$1,008.30	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
Xtrackers S&P SmallCap 600 ESG ETF
Actual	$1,000.00	$996.20	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

16

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 8.7%
Alphabet, Inc., Class A*	184,347	$25,102,531
Alphabet, Inc., Class C*	158,617	21,786,045
AT&T, Inc.	220,369	3,259,257
Charter Communications, Inc., Class*	3,278	1,436,157
Comcast Corp., Class A	130,088	6,082,915
Electronic Arts, Inc.	8,073	968,599
Fox Corp., Class A	8,867	293,143
Fox Corp., Class B	4,129	126,017
Interpublic Group of Cos., Inc.	12,787	416,984
Match Group, Inc.*	8,225	385,506
Netflix, Inc.*	13,751	5,963,534
News Corp., Class A	11,838	254,399
News Corp., Class B	3,641	80,102
Omnicom Group, Inc.	6,286	509,229
Paramount Global, Class B	14,894	224,750
Verizon Communications, Inc.	129,755	4,538,830
Walt Disney Co.*	56,484	4,726,581
Warner Bros Discovery, Inc.*	68,307	897,554

(Cost $80,617,985)		77,052,133

Consumer Discretionary — 12.0%
Amazon.com, Inc.*	276,983	38,226,424
Aptiv PLC*	8,363	848,426
Best Buy Co., Inc.	6,013	459,694
BorgWarner, Inc.	7,083	288,632
Caesars Entertainment, Inc.*	6,949	384,002
Darden Restaurants, Inc.	3,780	587,828
eBay, Inc.	16,781	751,453
Etsy, Inc.*	3,807	280,081
Ford Motor Co.	120,740	1,464,576
General Motors Co.	42,878	1,436,842
Hasbro, Inc.	4,242	305,424
Hilton Worldwide Holdings, Inc.	8,236	1,224,281
Home Depot, Inc.	31,519	10,410,726
Las Vegas Sands Corp.	10,195	559,298
Lowe’s Cos., Inc.	18,705	4,311,128
Marriott International, Inc., Class A	8,005	1,629,098
McDonald’s Corp.	22,679	6,376,201
MGM Resorts International	9,357	411,521
Mohawk Industries, Inc.*	1,803	182,806
Newell Brands, Inc.	12,363	130,800
NIKE, Inc., Class B	38,536	3,919,497
Norwegian Cruise Line Holdings Ltd.*	12,361	204,822
PulteGroup, Inc.	6,902	566,378
Ralph Lauren Corp.	1,224	142,755
Royal Caribbean Cruises Ltd.*	6,533	646,375
Starbucks Corp.	35,594	3,468,279
Tapestry, Inc.	7,297	243,136
Tesla, Inc.*	83,621	21,580,908
TJX Cos., Inc.	35,785	3,309,397
Tractor Supply Co.	3,417	746,614
VF Corp.	10,430	206,097
Whirlpool Corp.	1,688	236,252
Yum! Brands, Inc.	8,687	1,123,924

(Cost $104,338,695)		106,663,675

	Number of Shares	Value
Consumer Staples — 6.3%
Archer-Daniels-Midland Co.	16,941	$1,343,421
Brown-Forman Corp., Class B	6,002	396,912
Campbell Soup Co.	6,557	273,427
Coca-Cola Co.	120,324	7,198,985
Colgate-Palmolive Co.	25,708	1,888,767
Conagra Brands, Inc.	14,486	432,842
Constellation Brands, Inc., Class A	5,099	1,328,595
Dollar General Corp.	6,899	955,511
Dollar Tree, Inc.*	6,421	785,674
Estee Lauder Cos., Inc., Class A	7,174	1,151,642
General Mills, Inc.	18,245	1,234,457
Hershey Co.	4,561	979,976
Hormel Foods Corp.	9,479	365,795
J M Smucker Co.	3,295	477,610
Kellogg Co.	7,781	474,797
Keurig Dr Pepper, Inc.	26,287	884,557
Kraft Heinz Co.	24,408	807,661
Kroger Co.	20,080	931,511
McCormick & Co., Inc.	7,709	632,755
Molson Coors Beverage Co., Class B	6,152	390,590
Mondelez International, Inc., Class A	42,135	3,002,540
PepsiCo, Inc.	42,592	7,577,969
Procter & Gamble Co.	73,003	11,267,283
Sysco Corp.	15,648	1,089,883
Target Corp.	14,212	1,798,529
Tyson Foods, Inc., Class A	8,665	461,585
Walgreens Boots Alliance, Inc.	21,877	553,707
Walmart, Inc.	43,413	7,059,388

(Cost $57,505,640)		55,746,369

Energy — 3.9%
APA Corp.	9,838	431,298
Baker Hughes Co.	31,016	1,122,469
Chevron Corp.	55,216	8,895,298
ConocoPhillips	37,835	4,503,500
Devon Energy Corp.	19,939	1,018,684
EOG Resources, Inc.	18,076	2,324,935
EQT Corp.	10,882	470,320
Halliburton Co.	27,836	1,075,026
Hess Corp.	8,544	1,320,048
Kinder Morgan, Inc.	61,178	1,053,485
Marathon Oil Corp.	19,310	508,818
Marathon Petroleum Corp.	13,174	1,880,852
ONEOK, Inc.	13,723	894,740
Phillips 66	14,437	1,648,128
Pioneer Natural Resources Co.	7,315	1,740,458
Schlumberger NV	43,893	2,587,931
Valero Energy Corp.	11,229	1,458,647
Williams Cos., Inc.	37,471	1,293,874

(Cost $29,648,707)		34,228,511

Financials — 12.1%
Aflac, Inc.	17,318	1,291,403
Allstate Corp.	8,076	870,674
American Express Co.	18,360	2,900,697
American International Group, Inc.	22,729	1,330,101
Ameriprise Financial, Inc.	3,273	1,104,899

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2023

	Number of Shares	Value
Financials (Continued)
Arch Capital Group Ltd.*	11,453	$880,278
Arthur J Gallagher & Co.	6,534	1,505,956
Assurant, Inc.	1,843	256,785
Bank of America Corp.	215,353	6,174,171
Bank of New York Mellon Corp.	22,308	1,000,960
BlackRock, Inc.	4,621	3,237,195
Capital One Financial Corp.	11,824	1,210,659
Cboe Global Markets, Inc.	3,423	512,457
Charles Schwab Corp.	46,123	2,728,176
Chubb Ltd.	12,830	2,577,162
Citigroup, Inc.	59,892	2,472,941
CME Group, Inc.	11,121	2,254,004
Discover Financial Services	8,230	741,276
Everest Group Ltd.	1,321	476,458
FactSet Research Systems, Inc.	1,237	539,839
Fidelity National Information Services, Inc.	18,353	1,025,199
Fifth Third Bancorp	20,525	544,939
Franklin Resources, Inc.	9,034	241,569
Globe Life, Inc.	2,928	326,677
Goldman Sachs Group, Inc.	10,440	3,421,292
Hartford Financial Services Group, Inc.	9,768	701,538
Intercontinental Exchange, Inc.	17,264	2,036,979
Invesco Ltd.	14,921	237,542
JPMorgan Chase & Co.	90,725	13,275,789
Lincoln National Corp.	5,418	139,026
M&T Bank Corp.	5,220	652,761
MarketAxess Holdings, Inc.	1,226	295,380
Mastercard, Inc., Class A	25,972	10,717,086
MetLife, Inc.	20,393	1,291,693
Moody’s Corp.	4,809	1,619,671
Morgan Stanley	40,223	3,424,989
MSCI, Inc.	2,480	1,348,178
Nasdaq, Inc.	10,196	535,086
Northern Trust Corp.	6,427	488,902
PayPal Holdings, Inc.*	34,949	2,184,662
PNC Financial Services Group, Inc.	12,396	1,496,569
Principal Financial Group, Inc.	7,359	571,868
Progressive Corp.	18,043	2,408,199
Prudential Financial, Inc.	11,336	1,073,179
Raymond James Financial, Inc.	5,895	616,558
Regions Financial Corp.	31,352	574,996
S&P Global, Inc.	10,157	3,969,965
State Street Corp.	10,660	732,768
Synchrony Financial	13,110	423,191
T. Rowe Price Group, Inc.	6,974	782,692
Travelers Cos., Inc.	7,085	1,142,315
Truist Financial Corp.	40,562	1,239,169
Visa, Inc., Class A	50,297	12,356,967
W R Berkley Corp.	6,812	421,390
Willis Towers Watson PLC	3,281	678,380

(Cost $111,428,134)		107,063,255

Health Care — 13.1%
Abbott Laboratories	53,955	5,551,969
AbbVie, Inc.	54,730	8,043,121
Agilent Technologies, Inc.	9,110	1,102,948

	Number of Shares	Value
Health Care (Continued)
Amgen, Inc.	16,525	$4,236,018
Baxter International, Inc.	15,502	629,381
Becton Dickinson and Co.	8,816	2,463,631
Biogen, Inc.*	4,430	1,184,405
Bio-Rad Laboratories, Inc., Class A*	614	245,723
Boston Scientific Corp.*	44,461	2,398,226
Bristol-Myers Squibb Co.	65,736	4,052,624
Cardinal Health, Inc.	7,975	696,457
Cencora, Inc.	5,015	882,540
Centene Corp.*	16,977	1,046,632
Cigna Group	9,263	2,558,996
CVS Health Corp.	39,675	2,585,620
DaVita, Inc.*	2,011	205,967
Edwards Lifesciences Corp.*	19,145	1,464,018
Elevance Health, Inc.	7,364	3,254,962
Eli Lilly & Co.	24,401	13,523,034
Gilead Sciences, Inc.	38,641	2,955,264
Henry Schein, Inc.*	4,363	333,944
Hologic, Inc.*	7,661	572,583
Humana, Inc.	3,867	1,785,123
IDEXX Laboratories, Inc.*	2,564	1,311,255
Illumina, Inc.*	4,839	799,500
Laboratory Corp. of America Holdings	2,699	561,662
Medtronic PLC	41,108	3,350,302
Merck & Co., Inc.	78,498	8,554,712
Mettler-Toledo International, Inc.*	715	867,638
Moderna, Inc.*	10,237	1,157,498
Organon & Co.	8,413	184,749
Pfizer, Inc.	175,324	6,202,963
Quest Diagnostics, Inc.	3,419	449,598
Regeneron Pharmaceuticals, Inc.*	3,341	2,761,303
Teleflex, Inc.	1,370	291,454
Thermo Fisher Scientific, Inc.	11,983	6,675,729
UnitedHealth Group, Inc.	28,923	13,784,123
Vertex Pharmaceuticals, Inc.*	7,981	2,780,102
Viatris, Inc.	39,386	423,400
Waters Corp.*	1,817	510,214
Zimmer Biomet Holdings, Inc.	6,477	771,540
Zoetis, Inc.	14,433	2,749,631

(Cost $114,093,076)		115,960,559

Industrials — 6.8%
Alaska Air Group, Inc.*	3,702	155,373
American Airlines Group, Inc.*	21,294	313,661
Automatic Data Processing, Inc.	12,798	3,258,499
Broadridge Financial Solutions, Inc.	3,655	680,598
C.H. Robinson Worldwide, Inc.	3,461	312,978
Carrier Global Corp.	25,784	1,481,291
Caterpillar, Inc.	16,084	4,521,695
Cintas Corp.	2,643	1,332,521
CSX Corp.	63,164	1,907,553
Cummins, Inc.	4,395	1,011,026
Deere & Co.	8,381	3,444,088
Dover Corp.	4,317	640,211
Eaton Corp. PLC	12,311	2,836,085
Emerson Electric Co.	17,660	1,735,095
Expeditors International of Washington, Inc.	4,724	551,338

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2023

	Number of Shares	Value
Industrials (Continued)
Fortive Corp.	10,918	$860,884
Generac Holdings, Inc.*	2,052	243,798
General Electric Co.	33,707	3,858,103
IDEX Corp.	2,462	557,397
Illinois Tool Works, Inc.	8,579	2,122,016
Ingersoll Rand, Inc.	12,315	857,247
JB Hunt Transport Services, Inc.	2,543	477,779
Johnson Controls International PLC	21,022	1,241,559
Nordson Corp.	1,669	407,470
Norfolk Southern Corp.	7,010	1,437,120
Otis Worldwide Corp.	12,667	1,083,662
PACCAR, Inc.	16,153	1,329,230
Parker-Hannifin Corp.	3,906	1,628,411
Paychex, Inc.	9,907	1,210,933
Pentair PLC	5,300	372,378
Quanta Services, Inc.	4,398	923,008
Republic Services, Inc.	6,315	910,181
Robert Half, Inc.	3,543	262,040
Rockwell Automation, Inc.	3,488	1,088,535
Stanley Black & Decker, Inc.	5,215	492,192
Trane Technologies PLC	6,993	1,435,383
Union Pacific Corp.	18,897	4,168,111
United Parcel Service, Inc., Class B	22,596	3,827,762
United Rentals, Inc.	2,135	1,017,413
Verisk Analytics, Inc.	4,495	1,088,779
Waste Management, Inc.	11,474	1,798,894
Westinghouse Air Brake Technologies Corp.	5,614	631,687
Xylem, Inc.	7,374	763,504

(Cost $54,383,278)		60,277,488

Information Technology — 30.7%
Adobe, Inc.*	14,168	7,924,729
Advanced Micro Devices, Inc.*	49,912	5,276,697
Apple, Inc.	458,786	86,192,126
Applied Materials, Inc.	26,101	3,987,189
Arista Networks, Inc.*	7,653	1,494,095
Autodesk, Inc.*	6,704	1,487,886
Cisco Systems, Inc.	126,774	7,270,489
Corning, Inc.	23,108	758,405
F5, Inc.*	1,778	290,987
Fortinet, Inc.*	20,048	1,207,090
Gen Digital, Inc.	18,677	378,209
Hewlett Packard Enterprise Co.	42,607	723,893
HP, Inc.	26,454	785,948
Intel Corp.	129,543	4,552,141
Intuit, Inc.	8,677	4,701,285
Juniper Networks, Inc.	10,555	307,362
Keysight Technologies, Inc.*	5,503	733,550
KLA Corp.	4,279	2,147,502
Lam Research Corp.	4,190	2,943,056
Micron Technology, Inc.	33,744	2,360,055
Microsoft Corp.	230,711	75,617,837
Motorola Solutions, Inc.	5,169	1,465,773
NVIDIA Corp.	76,741	37,875,520
NXP Semiconductors NV	8,026	1,651,109
ON Semiconductor Corp.*	13,343	1,313,752

	Number of Shares	Value
Information Technology (Continued)
QUALCOMM, Inc.	34,507	$3,952,087
Salesforce, Inc.*	30,393	6,730,834
Seagate Technology Holdings PLC	5,882	416,387
SolarEdge Technologies, Inc.*	1,672	271,817
TE Connectivity Ltd.	9,695	1,283,521
Texas Instruments, Inc.	28,063	4,716,268
Tyler Technologies, Inc.*	1,332	530,709
Zebra Technologies Corp., Class A*	1,601	440,291

(Cost $227,490,906)		271,788,599

Materials — 2.3%
Air Products and Chemicals, Inc.	6,863	2,027,948
Albemarle Corp.	3,547	704,824
Amcor PLC	45,668	444,806
Ball Corp.	9,685	527,348
CF Industries Holdings, Inc.	6,029	464,655
Corteva, Inc.	21,922	1,107,280
Dow, Inc.	21,568	1,176,750
Ecolab, Inc.	7,659	1,407,801
FMC Corp.	4,150	357,855
Freeport-McMoRan, Inc.	44,151	1,762,066
International Flavors & Fragrances, Inc.	7,792	548,946
International Paper Co.	10,751	375,425
Linde PLC	15,240	5,898,490
LyondellBasell Industries NV, Class A	7,706	761,122
Mosaic Co.	10,240	397,824
Newmont Corp.	24,673	972,610
PPG Industries, Inc.	7,248	1,027,476
Westrock Co.	7,336	239,961

(Cost $21,216,942)		20,203,187

Real Estate — 2.4%
Alexandria Real Estate Equities, Inc. REIT	4,818	560,526
American Tower Corp. REIT	14,427	2,615,904
AvalonBay Communities, Inc. REIT	4,273	785,463
Boston Properties, Inc. REIT	4,589	306,408
CBRE Group, Inc., Class A*	9,746	828,897
Digital Realty Trust, Inc. REIT	8,908	1,173,362
Equinix, Inc. REIT	2,888	2,256,625
Equity Residential REIT	11,234	728,300
Essex Property Trust, Inc. REIT	2,107	502,288
Extra Space Storage, Inc. REIT	6,548	842,597
Federal Realty Investment Trust REIT	2,299	225,164
Healthpeak Properties, Inc. REIT	17,363	357,331
Host Hotels & Resorts, Inc. REIT	23,181	366,028
Iron Mountain, Inc. REIT	8,815	560,105
Kimco Realty Corp. REIT	19,607	371,357
Prologis, Inc. REIT	28,586	3,550,381
Regency Centers Corp. REIT	4,585	285,187
SBA Communications Corp. REIT	3,351	752,400
Simon Property Group, Inc. REIT	10,086	1,144,660
UDR, Inc. REIT	9,808	391,339
Ventas, Inc. REIT	12,857	561,594
Welltower, Inc. REIT	15,432	1,279,004
Weyerhaeuser Co. REIT	22,554	738,643

(Cost $23,935,728)		21,183,563

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2023

	Number of Shares	Value
Utilities — 1.4%
American Water Works Co., Inc.	5,972	$828,555
CenterPoint Energy, Inc.	19,498	543,799
Constellation Energy Corp.	10,077	1,049,620
Edison International	11,801	812,499
Entergy Corp.	6,564	625,221
Eversource Energy	10,708	683,385
Exelon Corp.	30,653	1,229,798
NextEra Energy, Inc.	62,857	4,198,848
Public Service Enterprise Group, Inc.	15,321	935,807
Sempra	19,407	1,362,759

(Cost $13,336,155)		12,270,291

TOTAL COMMON STOCKS (Cost $837,995,246)		882,437,630

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $1,432,502)	1,432,502	1,432,502

TOTAL INVESTMENTS — 99.9% (Cost $839,427,748)		$883,870,132
Other assets and liabilities, net — 0.1%		1,283,550

NET ASSETS — 100.0%		$885,153,682

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (a)(b)
—	–	0 (c )	—	—	2	—	—	—

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
1,156,171	15,672,483	(15,396,152)	—	—	64,810	—	1,432,502	1,432,502

1,156,171	15,672,483	(15,396,152)	—	—	64,812	—	1,432,502	1,432,502

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

REIT:	Real Estate Investment Trust

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 ESG Futures	USD	13	$2,584,627	$2,607,150	9/15/2023	$22,523

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2023

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$882,437,630	$—	$—	$882,437,630
Short-Term Investments (a)	1,432,502	—	—	1,432,502
Derivatives (b)
Futures Contracts	22,523	—	—	22,523

TOTAL	$883,892,655	$—	$—	$883,892,655

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth ESG ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 10.2%
Alphabet, Inc., Class A*	2,542	$346,144
Alphabet, Inc., Class C*	2,184	299,973
T-Mobile US, Inc.*	169	23,026

(Cost $461,784)		669,143

Consumer Discretionary — 12.1%
Amazon.com, Inc.*	1,757	242,484
Etsy, Inc.*	31	2,281
Hilton Worldwide Holdings, Inc.	54	8,027
Home Depot, Inc.	229	75,639
Lowe’s Cos., Inc.	176	40,564
McDonald’s Corp.	195	54,824
Starbucks Corp.	247	24,068
Tesla, Inc.*	1,152	297,308
TJX Cos., Inc.	322	29,779
Tractor Supply Co.	46	10,051
Yum! Brands, Inc.	75	9,703

(Cost $617,718)		794,728

Consumer Staples — 6.8%
Archer-Daniels-Midland Co.	113	8,961
Bunge Ltd.	26	2,972
Campbell Soup Co.	50	2,085
Coca-Cola Co.	1,088	65,095
Colgate-Palmolive Co.	193	14,180
Constellation Brands, Inc., Class A	38	9,901
Costco Wholesale Corp.	125	68,660
Dollar General Corp.	94	13,019
Dollar Tree, Inc.*	87	10,645
General Mills, Inc.	169	11,435
Hershey Co.	62	13,321
Kellogg Co.	59	3,600
Keurig Dr Pepper, Inc.	179	6,024
McCormick & Co., Inc.	54	4,432
Mondelez International, Inc., Class A	323	23,017
PepsiCo, Inc.	591	105,151
Procter & Gamble Co.	555	85,659

(Cost $461,220)		448,157

Energy — 8.3%
APA Corp.	135	5,918
Chevron Corp.	761	122,597
ConocoPhillips	516	61,420
Devon Energy Corp.	275	14,050
EOG Resources, Inc.	255	32,798
EQT Corp.	154	6,656
Exxon Mobil Corp.	1,728	192,136
Hess Corp.	117	18,077
Marathon Oil Corp.	267	7,035
Marathon Petroleum Corp.	92	13,135
ONEOK, Inc.	188	12,258
Pioneer Natural Resources Co.	100	23,793
Schlumberger NV	317	18,690
Williams Cos., Inc.	512	17,679

(Cost $542,571)		546,242

	Number of Shares	Value
Financials — 7.3%
American Express Co.	123	$19,433
Arch Capital Group Ltd.*	156	11,990
Arthur J Gallagher & Co.	60	13,829
Cboe Global Markets, Inc.	30	4,491
Chubb Ltd.	100	20,087
Everest Group Ltd.	10	3,607
FactSet Research Systems, Inc.	10	4,364
Globe Life, Inc.	27	3,012
MarketAxess Holdings, Inc.	8	1,927
Mastercard, Inc., Class A	358	147,725
Moody’s Corp.	31	10,441
MSCI, Inc.	19	10,329
Nasdaq, Inc.	91	4,776
Principal Financial Group, Inc.	58	4,507
Progressive Corp.	250	33,368
Travelers Cos., Inc.	58	9,351
Visa, Inc., Class A	693	170,256
W.R. Berkley Corp.	86	5,320

(Cost $441,383)		478,813

Health Care — 16.9%
Abbott Laboratories	390	40,131
AbbVie, Inc.	755	110,955
Agilent Technologies, Inc.	75	9,080
Amgen, Inc.	229	58,702
Biogen, Inc.*	30	8,021
Bristol-Myers Squibb Co.	894	55,115
Cigna Group	62	17,128
Elevance Health, Inc.	102	45,085
Eli Lilly & Co.	337	186,765
Gilead Sciences, Inc.	538	41,146
Hologic, Inc.*	104	7,773
IDEXX Laboratories, Inc.*	17	8,694
IQVIA Holdings, Inc.*	37	8,237
Merck & Co., Inc.	1,086	118,352
Mettler-Toledo International, Inc.*	6	7,281
Moderna, Inc.*	139	15,717
Quest Diagnostics, Inc.	31	4,076
Regeneron Pharmaceuticals, Inc.*	46	38,019
ResMed, Inc.	33	5,266
Thermo Fisher Scientific, Inc.	165	91,922
UnitedHealth Group, Inc.	398	189,679
Vertex Pharmaceuticals, Inc.*	111	38,666
Waters Corp.*	25	7,020

(Cost $1,060,964)		1,112,830

Industrials — 4.2%
Automatic Data Processing, Inc.	177	45,066
Broadridge Financial Solutions, Inc.	24	4,469
C.H. Robinson Worldwide, Inc.	27	2,442
Caterpillar, Inc.	131	36,828
Cintas Corp.	23	11,596
CSX Corp.	424	12,805
Cummins, Inc.	30	6,901
Deere & Co.	116	47,669
IDEX Corp.	18	4,075
Illinois Tool Works, Inc.	60	14,841

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth ESG ETF (Continued)

August 31, 2023

	Number of Shares	Value
Industrials (Continued)
JB Hunt Transport Services, Inc.	35	$6,576
Paychex, Inc.	77	9,412
Quanta Services, Inc.	65	13,641
Republic Services, Inc.	48	6,918
Union Pacific Corp.	129	28,453
Verisk Analytics, Inc.	30	7,267
Waste Management, Inc.	92	14,424

(Cost $243,733)		273,383

Information Technology — 31.2%
Adobe, Inc.*	93	52,019
Advanced Micro Devices, Inc.*	375	39,645
Apple, Inc.	2,998	563,234
Applied Materials, Inc.	362	55,299
Arista Networks, Inc.*	107	20,890
Autodesk, Inc.*	50	11,097
Fortinet, Inc.*	279	16,798
Keysight Technologies, Inc.*	41	5,465
Lam Research Corp.	57	40,037
Microsoft Corp.	1,669	547,031
Motorola Solutions, Inc.	39	11,059
NVIDIA Corp.	1,058	522,176
ON Semiconductor Corp.*	182	17,920
QUALCOMM, Inc.	477	54,631
ServiceNow, Inc.*	87	51,228
Texas Instruments, Inc.	245	41,175

(Cost $1,440,951)		2,049,704

Materials — 2.0%
Air Products and Chemicals, Inc.	96	28,367
Albemarle Corp.	49	9,737
CF Industries Holdings, Inc.	83	6,397
Corteva, Inc.	207	10,455

	Number of Shares	Value
Materials (Continued)
Freeport-McMoRan, Inc.	623	$24,864
Linde PLC	128	49,541

(Cost $125,217)		129,361

Real Estate — 0.6%
American Tower Corp. REIT	109	19,764
Extra Space Storage, Inc. REIT	45	5,791
Iron Mountain, Inc. REIT	77	4,892
SBA Communications Corp. REIT	25	5,613
Weyerhaeuser Co. REIT	176	5,764

(Cost $44,506)		41,824

Utilities — 0.2%
Sempra
(Cost $12,284)	158	11,095

TOTAL COMMON STOCKS (Cost $5,452,331)		6,555,280

EXCHANGE-TRADED FUNDS — 0.1%
SPDR Portfolio S&P 500 Growth ETF	18	1,125
Vanguard S&P 500 Growth ETF		1,561

(Cost $2,397)	6	2,686

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $1,630)	1,630	1,630

TOTAL INVESTMENTS — 99.9% (Cost $5,456,358)		$6,559,596
Other assets and liabilities, net — 0.1%		7,533

NET ASSETS — 100.0%		$6,567,129

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 11/9/2022 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 5.27% (a)(b)
—	—	0 (c)	—	—	1	—	—	—
CASH EQUIVALENTS —0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
—	81,207	(79,577)	—	—	109	—	1,630	1,630

—	81,207	(79,577)	—	—	110	—	1,630	1,630

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

REIT: Real Estate Investment Trust

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth ESG ETF (Continued)

August 31, 2023

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$6,555,280	$—	$—	$6,555,280
Exchange-Traded Funds	2,686	—	—	2,686
Short-Term Investments (a)	1,630	—	—	1,630

TOTAL	$6,559,596	$—	$—	$6,559,596

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 8.1%
AT&T, Inc.	3,185	$47,106
Charter Communications, Inc., Class A*	47	20,592
Comcast Corp., Class A	1,880	87,909
Electronic Arts, Inc.	37	4,439
Fox Corp., Class A	133	4,397
Fox Corp., Class B	62	1,892
Interpublic Group of Cos., Inc.	174	5,674
Live Nation Entertainment, Inc.*	64	5,410
Match Group, Inc.*	125	5,859
Netflix, Inc.*	199	86,302
News Corp., Class A	171	3,675
News Corp., Class B	53	1,166
Omnicom Group, Inc.	91	7,372
Paramount Global, Class B	226	3,410
Verizon Communications, Inc.	1,877	65,658
Walt Disney Co.*	816	68,283
Warner Bros Discovery, Inc.*	987	12,969

(Cost $401,435)		432,113

Consumer Discretionary — 12.8%
Amazon.com, Inc.*	2,162	298,378
Aptiv PLC*	121	12,275
Best Buy Co., Inc.	88	6,728
BorgWarner, Inc.	105	4,279
Caesars Entertainment, Inc.*	96	5,305
Carnival Corp.*	448	7,087
Darden Restaurants, Inc.	54	8,398
eBay, Inc.	242	10,837
Etsy, Inc.*	24	1,766
General Motors Co.	623	20,877
Hasbro, Inc.	58	4,176
Hilton Worldwide Holdings, Inc.	62	9,216
Home Depot, Inc.	214	70,684
Las Vegas Sands Corp.	147	8,064
Lowe’s Cos., Inc.	84	19,360
Marriott International, Inc., Class A	56	11,397
McDonald’s Corp.	124	34,863
MGM Resorts International	141	6,201
Mohawk Industries, Inc.*	24	2,433
Newell Brands, Inc.	168	1,777
NIKE, Inc., Class B	552	56,144
Norwegian Cruise Line Holdings Ltd.*	188	3,115
PulteGroup, Inc.	101	8,288
Ralph Lauren Corp.	19	2,216
Royal Caribbean Cruises Ltd.*	98	9,696
Starbucks Corp.	252	24,555
Tapestry, Inc.	105	3,499
TJX Cos., Inc.	186	17,201
VF Corp.	148	2,924
Whirlpool Corp.	24	3,359
Yum! Brands, Inc.	45	5,822

(Cost $585,041)		680,920

Consumer Staples — 7.4%
Archer-Daniels-Midland Co.	125	9,913
Brown-Forman Corp., Class B	37	2,447

	Number of Shares	Value
Consumer Staples (Continued)
Bunge Ltd.	39	$4,458
Campbell Soup Co.	37	1,543
Coca-Cola Co.	609	36,436
Colgate-Palmolive Co.	168	12,343
Conagra Brands, Inc.	213	6,364
Constellation Brands, Inc., Class A	32	8,338
Estee Lauder Cos., Inc., Class A	104	16,695
General Mills, Inc.	84	5,683
Hormel Foods Corp.	42	1,621
J M Smucker Co.	48	6,958
Kellogg Co.	51	3,112
Keurig Dr Pepper, Inc.	190	6,394
Kraft Heinz Co.	356	11,780
Kroger Co.	291	13,500
McCormick & Co., Inc.	55	4,514
Molson Coors Beverage Co., Class B	84	5,333
Mondelez International, Inc., Class A	280	19,953
Procter & Gamble Co.	474	73,157
Target Corp.	206	26,069
Tyson Foods, Inc., Class A	128	6,819
Walgreens Boots Alliance, Inc.	320	8,099
Walmart, Inc.	632	102,770

(Cost $398,265)		394,299

Energy — 1.9%
Baker Hughes Co.	450	16,286
Halliburton Co.	404	15,603
Kinder Morgan, Inc.	884	15,222
Marathon Petroleum Corp.	99	14,134
Phillips 66	208	23,745
Schlumberger NV	298	17,570

(Cost $93,186)		102,560

Financials — 19.0%
Aflac, Inc.	250	18,642
Allstate Corp.	118	12,722
American Express Co.	136	21,487
American International Group, Inc.	323	18,902
Arthur J Gallagher & Co.	34	7,836
Assurant, Inc.	24	3,344
Bank of America Corp.	3,104	88,992
Bank of New York Mellon Corp.	329	14,762
BlackRock, Inc.	67	46,936
Capital One Financial Corp.	170	17,406
Cboe Global Markets, Inc.	16	2,395
Charles Schwab Corp.	279	16,503
Chubb Ltd.	80	16,070
Citigroup, Inc.	866	35,757
CME Group, Inc.	161	32,631
Discover Financial Services	50	4,503
FactSet Research Systems, Inc.	7	3,055
Fidelity National Information Services, Inc.	265	14,803
Fifth Third Bancorp	305	8,098
Fiserv, Inc.*	88	10,682
Franklin Resources, Inc.	127	3,396
Global Payments, Inc.	118	14,949

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

August 31, 2023

	Number of Shares	Value
Financials (Continued)
Globe Life, Inc.	14	$1,562
Goldman Sachs Group, Inc.	149	48,829
Hartford Financial Services Group, Inc.	141	10,127
Intercontinental Exchange, Inc.	250	29,498
Invesco Ltd.	203	3,232
JPMorgan Chase & Co.	1,311	191,839
Lincoln National Corp.	60	1,540
M&T Bank Corp.	76	9,504
MarketAxess Holdings, Inc.	9	2,168
MetLife, Inc.	285	18,052
Moody’s Corp.	37	12,462
Morgan Stanley	584	49,728
MSCI, Inc.	15	8,154
Nasdaq, Inc.	55	2,886
Northern Trust Corp.	93	7,075
PayPal Holdings, Inc.*	500	31,255
PNC Financial Services Group, Inc.	179	21,611
Principal Financial Group, Inc.	40	3,108
Prudential Financial, Inc.	160	15,147
Regions Financial Corp.	417	7,648
S&P Global, Inc.	147	57,456
State Street Corp.	149	10,242
Synchrony Financial	195	6,295
T. Rowe Price Group, Inc.	100	11,223
Travelers Cos., Inc.	48	7,739
Truist Financial Corp.	593	18,116
Willis Towers Watson PLC	48	9,924

(Cost $1,049,084)		1,010,291

Health Care — 8.5%
Abbott Laboratories	374	38,485
Agilent Technologies, Inc.	53	6,417
Baxter International, Inc.	226	9,176
Becton Dickinson and Co.	127	35,490
Biogen, Inc.*	34	9,090
Bio-Rad Laboratories, Inc., Class A*	10	4,002
Bio-Techne Corp.	37	2,901
Boston Scientific Corp.*	301	16,236
Cardinal Health, Inc.	115	10,043
Catalent, Inc.*	80	3,998
Cencora, Inc.	72	12,671
Centene Corp.*	246	15,166
Cigna Group	68	18,786
CVS Health Corp.	574	37,408
DaVita, Inc.*	24	2,458
Edwards Lifesciences Corp.*	276	21,106
Henry Schein, Inc.*	61	4,669
Humana, Inc.	20	9,233
IDEXX Laboratories, Inc.*	19	9,717
Illumina, Inc.*	70	11,565
IQVIA Holdings, Inc.*	43	9,573
Medtronic PLC	594	48,411
Mettler-Toledo International, Inc.*	3	3,640
Organon & Co.	114	2,503
Quest Diagnostics, Inc.	17	2,235
Stryker Corp.	151	42,816
Teleflex, Inc.	21	4,467

	Number of Shares	Value
Health Care (Continued)
Viatris, Inc.	542	$5,826
Zimmer Biomet Holdings, Inc.	94	11,197
Zoetis, Inc.	208	39,626

(Cost $467,764)		448,911

Industrials — 10.9%
Alaska Air Group, Inc.*	57	2,392
American Airlines Group, Inc.*	291	4,286
Broadridge Financial Solutions, Inc.	27	5,028
C.H. Robinson Worldwide, Inc.	24	2,170
Carrier Global Corp.	373	21,429
Caterpillar, Inc.	93	26,145
Cintas Corp.	16	8,067
CSX Corp.	489	14,768
Cummins, Inc.	31	7,131
Dover Corp.	62	9,195
Eaton Corp. PLC	178	41,006
Emerson Electric Co.	255	25,054
Fortive Corp.	158	12,458
Generac Holdings, Inc.*	28	3,327
General Electric Co.	487	55,742
IDEX Corp.	14	3,170
Illinois Tool Works, Inc.	61	15,088
Ingersoll Rand, Inc.	190	13,226
Johnson Controls International PLC	307	18,131
Nordson Corp.	24	5,859
Norfolk Southern Corp.	102	20,911
Otis Worldwide Corp.	185	15,827
PACCAR, Inc.	233	19,174
Parker-Hannifin Corp.	57	23,763
Paychex, Inc.	62	7,578
Pentair PLC	74	5,199
Republic Services, Inc.	41	5,909
Robert Half, Inc.	48	3,550
Rockwell Automation, Inc.	51	15,916
Stanley Black & Decker, Inc.	66	6,229
Trane Technologies PLC	102	20,937
Union Pacific Corp.	137	30,218
United Parcel Service, Inc., Class B	326	55,224
United Rentals, Inc.	31	14,773
Verisk Analytics, Inc.	35	8,478
Waste Management, Inc.	68	10,661
Westinghouse Air Brake Technologies Corp.	81	9,114
Xylem, Inc.	105	10,872

(Cost $491,841)		578,005

Information Technology — 19.7%
Adobe, Inc.*	108	60,409
Advanced Micro Devices, Inc.*	331	34,993
Akamai Technologies, Inc.*	70	7,356
Analog Devices, Inc.	120	21,814
Autodesk, Inc.*	43	9,543
Cisco Systems, Inc.	1,836	105,295
Corning, Inc.	340	11,159
Gen Digital, Inc.	119	2,410
Hewlett Packard Enterprise Co.	573	9,735

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

August 31, 2023

	Number of Shares	Value
Information Technology (Continued)
HP, Inc.	386	$11,468
Intel Corp.	1,875	65,888
Intuit, Inc.	59	31,967
Keysight Technologies, Inc.*	37	4,932
Microchip Technology, Inc.	125	10,230
Micron Technology, Inc.	488	34,131
Microsoft Corp.	1,401	459,192
Motorola Solutions, Inc.	34	9,641
NXP Semiconductors NV	47	9,669
Salesforce, Inc.*	439	97,221
TE Connectivity Ltd.	141	18,667
Teradyne, Inc.	35	3,775
Texas Instruments, Inc.	150	25,209
Tyler Technologies, Inc.*	10	3,984

(Cost $905,371)		1,048,688

Materials — 3.2%
Amcor PLC	664	6,467
Ball Corp.	140	7,623
Corteva, Inc.	99	5,001
Dow, Inc.	315	17,186
Ecolab, Inc.	111	20,403
International Flavors & Fragrances, Inc.	114	8,031
Linde PLC	86	33,285
LyondellBasell Industries NV, Class A	113	11,161
Newmont Corp.	355	13,994
PPG Industries, Inc.	105	14,885
Sherwin-Williams Co.	105	28,531
Westrock Co.	114	3,729

(Cost $155,673)		170,296

Real Estate — 4.9%
Alexandria Real Estate Equities, Inc. REIT	70	8,144
American Tower Corp. REIT	98	17,769
AvalonBay Communities, Inc. REIT	63	11,581
Boston Properties, Inc. REIT	64	4,273
CBRE Group, Inc., Class A*	141	11,992
Digital Realty Trust, Inc. REIT	128	16,860
Equinix, Inc. REIT	42	32,818
Equity Residential REIT	152	9,854
Essex Property Trust, Inc. REIT	29	6,913
Extra Space Storage, Inc. REIT	47	6,048
Federal Realty Investment Trust REIT	33	3,232

	Number of Shares	Value
Real Estate (Continued)
Healthpeak Properties, Inc. REIT	244	$5,022
Host Hotels & Resorts, Inc. REIT	320	5,053
Iron Mountain, Inc. REIT	52	3,304
Kimco Realty Corp. REIT	276	5,227
Prologis, Inc. REIT	412	51,170
Regency Centers Corp. REIT	69	4,292
SBA Communications Corp. REIT	21	4,715
Simon Property Group, Inc. REIT	146	16,570
UDR, Inc. REIT	138	5,506
Ventas, Inc. REIT	179	7,819
Welltower, Inc. REIT	223	18,482
Weyerhaeuser Co. REIT	141	4,618

(Cost $251,078)		261,262

Utilities — 3.1%
American Water Works Co., Inc.	86	11,932
CenterPoint Energy, Inc.	281	7,837
Constellation Energy Corp.	146	15,207
Edison International	171	11,773
Entergy Corp.	95	9,049
Eversource Energy	156	9,956
Exelon Corp.	444	17,813
NextEra Energy, Inc.	910	60,788
Public Service Enterprise Group, Inc.	223	13,621
Sempra	112	7,865

(Cost $174,030)		165,841

TOTAL COMMON STOCKS (Cost $4,972,768)		5,293,186

EXCHANGE-TRADED FUNDS — 0.3%
SPDR Portfolio S&P 500 Value ETF (Cost $15,203)	350	15,215

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $493)	493	493

TOTAL INVESTMENTS — 99.8% (Cost $4,988,464)		$5,308,894
Other assets and liabilities, net — 0.2%		8,665

NET ASSETS — 100.0%		$5,317,559

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 11/9/2022 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 5.27% (a)(b)
—	—	0 (c)	—	—	3	—	—	—
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
—	145,924	(145,431)	—	—	107	—	493	493

—	145,924	(145,430)	—	—	110	—	493	493

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

August 31, 2023

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,293,186	$—	$—	$5,293,186
Exchange-Traded Funds	15,215		—	15,215
Short-Term Investments (a)	493	—	—	493

TOTAL	$5,308,894	$—	$—	$5,308,894

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers S&P ESG Dividend Aristocrats ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 0.5%
John Wiley & Sons, Inc., Class A (Cost $27,105)	639	$23,745

Consumer Discretionary — 7.1%
Genuine Parts Co.	403	61,953
Leggett & Platt, Inc.	2,269	63,986
Lowe’s Cos., Inc.	277	63,843
McDonald’s Corp.	239	67,195
NIKE, Inc., Class B	267	27,156
Polaris, Inc.	644	72,186

(Cost $368,485)		356,319

Consumer Staples — 21.0%
Archer-Daniels-Midland Co.	521	41,315
Brown-Forman Corp., Class B	530	35,049
Church & Dwight Co., Inc.	460	44,514
Coca-Cola Co.	1,250	74,787
Colgate-Palmolive Co.	907	66,637
Flowers Foods, Inc.	3,376	79,539
Hormel Foods Corp.	1,565	60,393
J M Smucker Co.	502	72,765
Kimberly-Clark Corp.	724	93,273
McCormick & Co., Inc.	681	55,896
PepsiCo, Inc.	417	74,193
Procter & Gamble Co.	482	74,392
Sysco Corp.	966	67,282
Target Corp.	512	64,794
Walgreens Boots Alliance, Inc.	3,863	97,773
Walmart, Inc.	318	51,710

(Cost $1,141,276)		1,054,312

Energy — 3.4%
Chevron Corp.	485	78,133
Exxon Mobil Corp.	819	91,065

(Cost $181,445)		169,198

Financials — 11.3%
Aflac, Inc.	882	65,771
Chubb Ltd.	182	36,558
Cincinnati Financial Corp.	743	78,602
Commerce Bancshares, Inc.	648	31,810
FactSet Research Systems, Inc.	56	24,439
Franklin Resources, Inc.	3,911	104,580
S&P Global, Inc.	74	28,924
SEI Investments Co.	620	38,477
T. Rowe Price Group, Inc.	1,005	112,791
UMB Financial Corp.	454	28,698
W R Berkley Corp.	213	13,176

(Cost $568,616)		563,826

Health Care — 7.5%
Abbott Laboratories	417	42,909
AbbVie, Inc.	661	97,141
Becton Dickinson and Co.	156	43,594
Cardinal Health, Inc.	942	82,265
Medtronic PLC	1,169	95,273

	Number of Shares	Value
Health Care (Continued)
West Pharmaceutical Services, Inc.	33	$13,428

(Cost $352,367)		374,610

Industrials — 21.0%
ABM Industries, Inc.	856	38,880
Automatic Data Processing, Inc.	242	61,616
Brady Corp., Class A	488	24,615
C.H. Robinson Worldwide, Inc.	814	73,610
Carlisle Cos., Inc.	152	39,979
Caterpillar, Inc.	222	62,411
Cintas Corp.	67	33,779
Dover Corp.	310	45,973
Emerson Electric Co.	709	69,659
Expeditors International of Washington, Inc.	333	38,864
Fastenal Co.	1,571	90,458
Franklin Electric Co., Inc.	342	33,075
Illinois Tool Works, Inc.	310	76,678
Lincoln Electric Holdings, Inc.	325	62,550
MSA Safety, Inc.	293	53,525
Nordson Corp.	141	34,424
Pentair PLC	1,169	82,134
Stanley Black & Decker, Inc.	1,379	130,150

(Cost $924,592)		1,052,380

Information Technology — 5.1%
Badger Meter, Inc.	197	32,718
International Business Machines Corp.	960	140,957
Microchip Technology, Inc.	785	64,245
Roper Technologies, Inc.	40	19,962

(Cost $231,761)		257,882

Materials — 12.5%
Air Products and Chemicals, Inc.	196	57,916
Albemarle Corp.	92	18,281
Amcor PLC	10,282	100,147
AptarGroup, Inc.	341	45,203
Ecolab, Inc.	275	50,548
HB Fuller Co.	442	32,058
International Flavors & Fragrances, Inc.	721	50,794
Linde PLC	122	47,219
Nucor Corp.	301	51,802
PPG Industries, Inc.	409	57,980
Sherwin-Williams Co.	114	30,976
Sonoco Products Co.	1,142	65,608
Stepan Co.	200	17,454

(Cost $647,692)		625,986

Real Estate — 4.6%
Essex Property Trust, Inc. REIT	516	123,009
Federal Realty Investment Trust REIT	1,086	106,363

(Cost $231,510)		229,372

Utilities — 5.5%
California Water Service Group	563	28,291
Consolidated Edison, Inc.	936	83,266
Essential Utilities, Inc.	1,414	52,177
Eversource Energy	1,051	67,075

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers S&P ESG Dividend Aristocrats ETF (Continued)

August 31, 2023

	Number of Shares	Value
Utilities (Continued)
NextEra Energy, Inc.	701	$46,827

(Cost $320,337)		277,636

TOTAL COMMON STOCKS (Cost $4,995,186)		4,985,266

EXCHANGE-TRADED FUNDS — 0.3%
ProShares S&P 500 Dividend Aristocrats ETF (Cost $14,244)	150	14,169

	Number of Shares	Value
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $1,971)	1,971	$1,971

TOTAL INVESTMENTS — 99.8%
(Cost $5,011,401)		$5,001,406
Other assets and liabilities, net — 0.2%		9,544

NET ASSETS — 100.0%		$5,010,950

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 11/9/2022 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
EXCHANGE-TRADED FUNDS — 0.0% Xtrackers S&P 500 ESG ETF (b)
—	24,714	(25,559)	845	—	45	—	—	—
Xtrackers S&P 500 Value ESG ETF (b)
—	10,114	(10,276)	162	—	73	—	—	—
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (a)(c)
—	—	0 (d)	—	—	5	—	—	—
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
—	162,132	(160,161)	—	—	163	—	1,971	1,971

—	196,960	(195,996)	1,007	—	286	—	1,971	1,971

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,985,266	$—	$—	$4,985,266
Exchange-Traded Funds	14,169	—	—	14,169
Short-Term Investments (a)	1,971	—	—	1,971

TOTAL	$5,001,406	$—	$—	$5,001,406

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.3%
Communication Services — 1.9%
Cable One, Inc.	36	$23,420
Iridium Communications, Inc.	958	46,894
New York Times Co., Class A	1,247	55,205
Nexstar Media Group, Inc.	277	45,096
TEGNA, Inc.	1,713	28,316
Ziff Davis, Inc.*	363	24,194

(Cost $282,804)		223,125

Consumer Discretionary — 16.0%
Adient PLC*	729	28,555
Aramark	2,002	74,434
Autoliv, Inc.	585	57,096
AutoNation, Inc.*	241	37,859
Boyd Gaming Corp.	587	39,253
Brunswick Corp.	537	42,488
Capri Holdings Ltd.*	959	50,338
Carter’s, Inc.	283	20,254
Choice Hotels International, Inc.	205	26,015
Columbia Sportswear Co.	275	20,169
Deckers Outdoor Corp.*	202	106,876
Dick’s Sporting Goods, Inc.	467	54,331
Five Below, Inc.*	428	73,599
Foot Locker, Inc.	587	11,517
Gap, Inc.	1,660	19,223
Goodyear Tire & Rubber Co.*	2,158	27,860
Grand Canyon Education, Inc.*	237	27,788
H&R Block, Inc.	1,157	46,257
Harley-Davidson, Inc.	985	33,244
Helen of Troy Ltd.*	186	22,863
KB Home	604	30,683
Kohl’s Corp.	853	22,724
Lear Corp.	450	64,841
Leggett & Platt, Inc.	1,017	28,679
Lithia Motors, Inc.	210	64,684
Macy’s, Inc.	2,075	25,377
Marriott Vacations Worldwide Corp.	280	30,433
Nordstrom, Inc.	873	14,160
Papa John’s International, Inc.	227	17,184
Polaris, Inc.	411	46,069
PVH Corp.	482	40,295
RH*	136	49,666
Service Corp. International	1,162	73,334
Taylor Morrison Home Corp.*	838	39,721
Tempur Sealy International, Inc.	1,311	61,250
Texas Roadhouse, Inc.	511	53,195
Thor Industries, Inc.	408	42,767
Toll Brothers, Inc.	784	64,233
Topgolf Callaway Brands Corp.*	1,076	18,765
Travel + Leisure Co.	585	23,517
Valvoline, Inc.	1,046	36,024
Visteon Corp.*	216	30,082
Wendy’s Co.	1,308	25,885
Williams-Sonoma, Inc.	505	71,306
Wingstop, Inc.	230	36,947
Wyndham Hotels & Resorts, Inc.	654	49,305

	Number of Shares	Value
Consumer Discretionary (Continued)
YETI Holdings, Inc.*	661	$33,017

(Cost $1,793,724)		1,914,162

Consumer Staples — 3.8%
BJ’s Wholesale Club Holdings, Inc.*	1,023	68,940
Coca-Cola Consolidated, Inc.	36	25,160
Coty, Inc., Class A*	2,794	32,299
Darling Ingredients, Inc.*	1,214	74,977
Energizer Holdings, Inc.	508	17,450
Flowers Foods, Inc.	1,462	34,445
Ingredion, Inc.	503	51,764
Pilgrim’s Pride Corp.*	333	8,378
Post Holdings, Inc.*	409	36,691
Sprouts Farmers Market, Inc.*	784	31,979
US Foods Holding Corp.*	1,721	69,580

(Cost $398,208)		451,663

Energy — 4.4%
Antero Midstream Corp.	2,569	31,136
Antero Resources Corp.*	2,100	58,107
ChampionX Corp.	1,502	54,207
CNX Resources Corp.*	1,260	28,161
Equitrans Midstream Corp.	3,315	31,824
HF Sinclair Corp.	980	53,988
Murphy Oil Corp.	1,127	51,166
NOV, Inc.	3,020	63,813
Range Resources Corp.	1,857	60,130
Southwestern Energy Co.*	8,349	56,606
Valaris Ltd.*	459	34,572

(Cost $398,566)		523,710

Financials — 15.0%
Affiliated Managers Group, Inc.	274	36,719
Annaly Capital Management, Inc. REIT	3,748	75,972
Associated Banc-Corp.	1,167	20,224
Bank OZK	815	32,738
Brighthouse Financial, Inc.*	505	25,078
Cadence Bank	1,399	32,009
Cathay General Bancorp	565	20,131
CNO Financial Group, Inc.	888	20,779
Columbia Banking System, Inc.	1,595	32,666
Commerce Bancshares, Inc.	865	42,463
East West Bancorp, Inc.	1,087	60,155
Evercore, Inc., Class A	273	38,234
Federated Hermes, Inc.	656	22,803
First American Financial Corp.	785	48,419
First Horizon Corp.	4,100	51,455
FNB Corp.	2,770	32,215
Glacier Bancorp, Inc.	851	25,709
Hanover Insurance Group, Inc.	275	29,348
Janus Henderson Group PLC	1,021	28,047
Jefferies Financial Group, Inc.	1,425	50,858
Kinsale Capital Group, Inc.	166	66,173
MGIC Investment Corp.	2,173	38,201
New York Community Bancorp, Inc.	5,548	68,129
Old National Bancorp.	2,239	34,167
Pinnacle Financial Partners, Inc.	595	39,603
Primerica, Inc.	278	55,867

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2023

	Number of Shares	Value
Financials (Continued)
Reinsurance Group of America, Inc.	506	$70,142
RenaissanceRe Holdings Ltd.	387	72,713
SEI Investments Co.	771	47,848
Selective Insurance Group, Inc.	464	46,033
SLM Corp.	1,844	26,259
Stifel Financial Corp.	809	52,601
Synovus Financial Corp.	1,130	34,985
Texas Capital Bancshares, Inc.*	373	23,290
UMB Financial Corp.	337	21,302
United Bankshares, Inc.	1,015	30,531
Unum Group	1,408	69,259
Valley National Bancorp	3,230	29,651
Voya Financial, Inc.	748	52,121
Webster Financial Corp.	1,325	56,193
Western Union Co.	2,848	35,173
WEX, Inc.*	329	64,543
Wintrust Financial Corp.	470	36,477

(Cost $1,785,670)		1,797,283

Health Care — 10.3%
Acadia Healthcare Co., Inc.*	701	54,047
Amedisys, Inc.*	252	23,625
Azenta, Inc.*	505	28,497
Encompass Health Corp.	766	54,417
Enovis Corp.*	368	20,623
Envista Holdings Corp.*	1,243	39,801
Exelixis, Inc.*	2,480	55,527
Haemonetics Corp.*	385	34,546
Halozyme Therapeutics, Inc.*	1,001	42,602
HealthEquity, Inc.*	654	44,178
Inari Medical, Inc.*	397	26,448
Integra LifeSciences Holdings Corp.*	538	22,886
Jazz Pharmaceuticals PLC*	487	69,816
Lantheus Holdings, Inc.*	524	35,862
LivaNova PLC*	415	23,053
Neurocrine Biosciences, Inc.*	749	81,559
Omnicell, Inc.*	344	19,560
Option Care Health, Inc.*	1,272	44,304
Patterson Cos., Inc.	670	20,127
Penumbra, Inc.*	294	77,763
Perrigo Co. PLC	1,028	35,980
Progyny, Inc.*	582	21,732
QuidelOrtho Corp.*	416	34,262
R1 RCM, Inc.*	1,074	18,516
Repligen Corp.*	394	68,520
Shockwave Medical, Inc.*	281	61,930
Syneos Health, Inc.*	789	33,714
Tenet Healthcare Corp.*	776	60,186
United Therapeutics Corp.*	360	80,770

(Cost $1,251,009)		1,234,851

Industrials — 22.7%
Acuity Brands, Inc.	244	39,352
Advanced Drainage Systems, Inc.	475	60,876
AECOM	1,068	93,717
AGCO Corp.	473	61,268
ASGN, Inc.*	382	31,385

	Number of Shares	Value
Industrials (Continued)
Avis Budget Group, Inc.*	181	$38,624
Carlisle Cos., Inc.	391	102,841
Chart Industries, Inc.*	322	58,147
Clean Harbors, Inc.*	383	64,857
Concentrix Corp.	328	26,184
Donaldson Co., Inc.	921	58,824
EMCOR Group, Inc.	363	81,403
EnerSys	311	32,649
ExlService Holdings, Inc.*	1,280	37,414
Flowserve Corp.	999	39,530
Fortune Brands Innovations, Inc.	972	67,087
FTI Consulting, Inc.*	261	48,499
Genpact Ltd.	1,291	48,193
GXO Logistics, Inc.*	906	57,957
Hubbell, Inc.	411	134,007
Insperity, Inc.	277	28,068
JetBlue Airways Corp.*	2,516	14,895
Kirby Corp.*	456	37,770
Knight-Swift Transportation Holdings, Inc.	1,231	67,483
Lennox International, Inc.	248	93,449
Lincoln Electric Holdings, Inc.	442	85,067
ManpowerGroup, Inc.	386	30,444
MasTec, Inc.*	455	45,268
Maximus, Inc.	462	37,339
Middleby Corp.*	407	59,255
MSA Safety, Inc.	280	51,150
MSC Industrial Direct Co., Inc., Class A	360	36,742
nVent Electric PLC	1,259	71,184
Owens Corning	691	99,442
Paylocity Holding Corp.*	315	63,158
Regal Rexnord Corp.	509	82,555
Ryder System, Inc.	351	35,346
Saia, Inc.*	204	86,945
Simpson Manufacturing Co., Inc.	324	51,762
Stericycle, Inc.*	704	31,124
Terex Corp.	516	31,275
Tetra Tech, Inc.	405	63,727
Timken Co.	501	38,286
Toro Co.	793	81,140
Trex Co., Inc.*	829	59,166
Valmont Industries, Inc.	162	41,067
Watts Water Technologies, Inc., Class A	208	39,264
XPO, Inc.*	880	65,674

(Cost $2,089,483)		2,710,859

Information Technology — 10.0%
ACI Worldwide, Inc.*	832	20,201
Amkor Technology, Inc.	778	21,753
Arrow Electronics, Inc.*	431	57,508
Avnet, Inc.	697	35,373
Belden, Inc.	328	30,799
Blackbaud, Inc.*	343	26,106
Calix, Inc.*	441	20,511
Ciena Corp.*	1,140	56,977
Cirrus Logic, Inc.*	425	34,867
Coherent Corp.*	1,055	39,700
CommVault Systems, Inc.*	330	22,542

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2023

	Number of Shares	Value
Information Technology (Continued)
Crane NXT Co.	371	$22,022
Envestnet, Inc.*	410	22,398
IPG Photonics Corp.*	238	25,790
Jabil, Inc.	1,018	116,480
Littelfuse, Inc.	189	50,478
Lumentum Holdings, Inc.*	526	28,472
Manhattan Associates, Inc.*	477	96,650
MKS Instruments, Inc.	440	44,101
National Instruments Corp.	1,008	60,077
NCR Corp.*	1,089	33,498
Novanta, Inc.*	274	45,752
Power Integrations, Inc.	438	36,801
Qualys, Inc.*	256	39,846
Silicon Laboratories, Inc.*	243	32,771
Synaptics, Inc.*	304	26,612
Teradata Corp.*	777	35,952
Universal Display Corp.	334	54,295
Wolfspeed, Inc. *(a)	952	45,525
Xerox Holdings Corp.	830	13,189

(Cost $1,081,135)		1,197,046

Materials — 6.5%
Alcoa Corp.	1,360	40,909
AptarGroup, Inc.	499	66,147
Ashland, Inc.	370	32,053
Avient Corp.	659	26,432
Axalta Coating Systems Ltd.*	1,687	47,742
Cabot Corp.	431	31,230
Chemours Co.	1,135	38,613
Cleveland-Cliffs, Inc.*	3,922	59,967
Commercial Metals Co.	890	50,098
Greif, Inc., Class A	198	14,373
Louisiana-Pacific Corp.	547	34,177
Royal Gold, Inc.	500	56,045
RPM International, Inc.	988	98,543
Scotts Miracle-Gro Co.	316	17,905
Sensient Technologies Corp.	326	20,085
Sonoco Products Co.	750	43,088
United States Steel Corp.	1,721	53,506
Westlake Corp.	263	34,448
Worthington Industries, Inc.	224	16,860

(Cost $794,034)		782,221

Real Estate — 7.0%
Agree Realty Corp. REIT	719	44,449
Apartment Income REIT Corp. REIT	1,134	38,624
Brixmor Property Group, Inc. REIT	2,285	50,224
Corporate Office Properties Trust REIT	872	22,567
Cousins Properties, Inc. REIT	1,167	27,424

	Number of Shares	Value
Real Estate (Continued)
CubeSmart REIT	1,705	$71,116
EastGroup Properties, Inc. REIT	342	61,433
Healthcare Realty Trust, Inc. REIT	2,904	50,878
Highwoods Properties, Inc. REIT	820	19,541
Jones Lang LaSalle, Inc.*	364	62,899
Kilroy Realty Corp. REIT	810	29,929
Medical Properties Trust, Inc. REIT (a)	4,551	32,858
NNN REIT, Inc. REIT	1,402	55,225
Park Hotels & Resorts, Inc. REIT	1,665	21,362
Physicians Realty Trust REIT	1,836	25,539
PotlatchDeltic Corp. REIT	617	29,159
Rayonier, Inc. REIT	1,129	33,757
Rexford Industrial Realty, Inc. REIT	1,544	82,558
Spirit Realty Capital, Inc. REIT	1,075	41,506
Vornado Realty Trust REIT	1,236	29,689

(Cost $957,993)		830,737

Utilities — 1.7%
Hawaiian Electric Industries, Inc.	837	11,735
National Fuel Gas Co.	699	37,564
ONE Gas, Inc.	424	30,727
Ormat Technologies, Inc.	405	30,756
Southwest Gas Holdings, Inc.	508	31,461
Spire, Inc.	408	23,831
UGI Corp.	1,591	40,061

(Cost $249,906)		206,135

TOTAL COMMON STOCKS (Cost $11,082,532)		11,871,792

EXCHANGE-TRADED FUNDS — 0.5%
iShares ESG Screened S&P Mid-Cap ETF	1,400	50,336
SPDR S&P MidCap 400 ETF Trust	24	11,606

(Cost $59,078)		61,942

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $77,625)	77,625	77,625

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $9,093)	9,093	9,093

TOTAL INVESTMENTS — 100.6% (Cost $11,228,328)		$12,020,452
Other assets and liabilities, net — (0.6%)		(67,527)

NET ASSETS — 100.0%		$11,952,925

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2023

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	77,625	(d)	—	—	—	374	—	77,625	77,625

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
5,679	525,116		(521,702)	—	—	317	—	9,093	9,093

5,679	602,741		(521,702)	—	—	691	—	86,718	86,718

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2023 amounted to $75,528, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$11,871,792	$—	$—	$11,871,792
Exchange-Traded Funds	61,942	—	—	61,942
Short-Term Investments (a)	86,718	—	—	86,718

TOTAL	$12,020,452	$—	$—	$12,020,452

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF

August 31, 2023

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 1.6%
Cars.com, Inc.*	1,087	$20,316
Cinemark Holdings, Inc.*	1,933	31,469
Consolidated Communications Holdings, Inc.*	1,254	4,953
EW Scripps Co., Class A*	1,018	7,778
Lumen Technologies, Inc.*	16,694	26,543
QuinStreet, Inc.*	887	8,781
Scholastic Corp.	519	22,551
TechTarget, Inc.*	469	13,484
Thryv Holdings, Inc.*	538	10,970
Yelp, Inc.*	1,224	52,448

(Cost $218,590)		199,293

Consumer Discretionary — 14.1%
Aaron’s Co., Inc.	529	6,385
Abercrombie & Fitch Co., Class A*	899	48,321
Academy Sports & Outdoors, Inc.	1,372	74,870
Adtalem Global Education, Inc.*	798	34,992
American Axle & Manufacturing Holdings, Inc.*	2,138	16,142
American Eagle Outfitters, Inc.	3,288	55,764
America’s Car-Mart, Inc.*	101	11,242
BJ’s Restaurants, Inc.*	410	12,058
Bloomin’ Brands, Inc.	1,541	43,240
Boot Barn Holdings, Inc.*	534	48,995
Brinker International, Inc.*	801	26,217
Caleres, Inc.	625	17,919
Cavco Industries, Inc.*	142	39,692
Century Communities, Inc.	511	37,942
Cheesecake Factory, Inc.	839	26,722
Chico’s FAS, Inc.*	2,194	11,255
Chuy’s Holdings, Inc.*	316	12,040
Cracker Barrel Old Country Store, Inc.	390	32,148
Dine Brands Global, Inc.	275	15,065
Dorman Products, Inc.*	508	41,915
Ethan Allen Interiors, Inc.	399	12,521
Frontdoor, Inc.*	1,459	47,884
Gentherm, Inc.*	582	35,042
Green Brick Partners, Inc.*	476	23,543
Group 1 Automotive, Inc.	256	67,692
Guess?, Inc. (a)	535	12,872
Hanesbrands, Inc.	6,297	33,059
Haverty Furniture Cos., Inc.	231	7,230
Hibbett, Inc.	223	10,327
iRobot Corp.*	478	18,589
Jack in the Box, Inc.	361	29,014
La-Z-Boy, Inc.	756	23,323
LCI Industries	447	56,000
Leslie’s, Inc.*	2,611	16,345
LGI Homes, Inc.*	370	45,547
MDC Holdings, Inc.	1,046	49,633
Meritage Homes Corp.	653	90,793
Mister Car Wash, Inc.*	1,389	10,056
Monro, Inc.	550	18,007
Movado Group, Inc.	275	7,521
ODP Corp.*	613	30,233

	Number of Shares	Value
Consumer Discretionary (Continued)
Oxford Industries, Inc.	260	$26,257
Sally Beauty Holdings, Inc.*	1,883	19,131
Shake Shack, Inc., Class A*	668	46,760
Signet Jewelers Ltd.	798	59,850
Sleep Number Corp.*	386	9,874
Sonos, Inc.*	2,303	31,735
Standard Motor Products, Inc.	329	12,183
Steven Madden Ltd.	1,285	44,333
Strategic Education, Inc.	403	31,233
Stride, Inc.*	719	30,550
Tri Pointe Homes, Inc.*	1,771	55,078
Upbound Group, Inc.	879	26,915
Urban Outfitters, Inc.*	1,052	34,937
Winnebago Industries, Inc.	536	34,760
Wolverine World Wide, Inc.	1,383	11,175

(Cost $1,744,354)		1,732,926

Consumer Staples — 4.8%
Andersons, Inc.	568	29,172
B&G Foods, Inc. (a)	1,258	16,090
Calavo Growers, Inc.	312	10,284
Cal-Maine Foods, Inc.	685	32,736
Edgewell Personal Care Co.	903	34,820
elf Beauty, Inc.*	905	125,533
Fresh Del Monte Produce, Inc.	537	13,720
Hain Celestial Group, Inc.*	1,571	16,637
Hostess Brands, Inc.*	2,351	66,956
John B Sanfilippo & Son, Inc.	157	15,755
MGP Ingredients, Inc.	270	32,373
National Beverage Corp.*	410	21,037
PriceSmart, Inc.	441	35,051
Simply Good Foods Co.*	1,510	54,481
SpartanNash Co.	620	13,491
TreeHouse Foods, Inc.*	916	42,612
United Natural Foods, Inc.*	1,050	21,137

(Cost $473,824)		581,885

Energy — 5.4%
Archrock, Inc.	2,348	30,031
Bristow Group, Inc.*	414	11,468
Callon Petroleum Co.*	898	35,229
Civitas Resources, Inc.	874	71,860
Comstock Resources, Inc. (a)	1,607	19,702
Core Laboratories, Inc.	819	19,689
Dril-Quip, Inc.*	596	16,438
Green Plains, Inc.*	1,071	33,244
Helix Energy Solutions Group, Inc.*	2,506	25,411
Helmerich & Payne, Inc.	1,822	72,862
Nabors Industries Ltd.*	158	17,489
Oil States International, Inc.*	1,122	8,796
Par Pacific Holdings, Inc.*	1,001	34,384
Patterson-UTI Energy, Inc.	5,677	80,273
SM Energy Co.	2,156	91,220
Talos Energy, Inc.*	1,947	33,527
US Silica Holdings, Inc.*	1,401	17,274
Vital Energy, Inc.*	342	20,619
World Kinect Corp.	1,087	23,805

(Cost $549,896)		663,321

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

August 31, 2023

	Number of Shares	Value
Financials — 16.7%
Ambac Financial Group, Inc.*	788	$10,149
American Equity Investment Life Holding Co.	1,128	60,551
Ameris Bancorp	1,167	47,555
AMERISAFE, Inc.	336	17,405
Assured Guaranty Ltd.	1,054	62,017
Atlantic Union Bankshares Corp.	1,342	39,844
Avantax, Inc.*	699	14,623
Axos Financial, Inc.*	938	40,418
Banc of California, Inc.	965	12,091
BancFirst Corp.	306	29,247
Bancorp, Inc.*	977	35,866
BankUnited, Inc.	1,329	34,886
Banner Corp.	620	27,001
Berkshire Hills Bancorp, Inc.	777	16,239
Bread Financial Holdings, Inc.	899	33,784
Brightsphere Investment Group, Inc.	567	11,743
Central Pacific Financial Corp.	472	8,010
City Holding Co.	272	24,850
Community Bank System, Inc.	962	45,743
Customers Bancorp, Inc.*	535	18,800
Donnelley Financial Solutions, Inc.*	439	21,630
Encore Capital Group, Inc.*	411	19,259
Enova International, Inc.*	548	27,647
EVERTEC, Inc.	1,144	45,268
FB Financial Corp.	617	18,744
First BanCorp	3,209	44,477
First Commonwealth Financial Corp.	1,805	23,591
First Financial Bancorp	1,665	34,599
First Hawaiian, Inc.	2,285	43,209
Franklin BSP Realty Trust, Inc. REIT	1,438	20,333
Genworth Financial, Inc., Class A*	8,473	49,059
Green Dot Corp., Class A*	821	12,184
Hanmi Financial Corp.	535	9,266
Heritage Financial Corp.	616	10,608
Hilltop Holdings, Inc.	807	24,525
Hope Bancorp, Inc.	2,098	20,288
Horace Mann Educators Corp.	718	20,578
Independent Bank Group, Inc.	643	27,135
Mr Cooper Group, Inc.*	1,216	68,899
National Bank Holdings Corp., Class A	660	20,816
NBT Bancorp, Inc.	834	28,706
Northfield Bancorp, Inc.	731	7,705
Northwest Bancshares, Inc.	2,228	24,508
OFG Bancorp	836	25,214
Pacific Premier Bancorp, Inc.	1,723	39,663
Park National Corp.	253	25,745
Pathward Financial, Inc.	484	23,847
PennyMac Mortgage Investment Trust REIT	1,556	20,866
Piper Sandler Cos.	265	39,480
PRA Group, Inc.*	684	13,324
ProAssurance Corp.	947	16,743
PROG Holdings, Inc.*	842	28,881
Provident Financial Services, Inc.	1,375	22,660
Radian Group, Inc.	2,758	74,687
Redwood Trust, Inc. REIT	1,981	15,868
Renasant Corp.	983	27,377

	Number of Shares	Value
Financials (Continued)
S&T Bancorp, Inc.	684	$19,378
Safety Insurance Group, Inc.	271	18,664
Seacoast Banking Corp. of Florida	1,506	35,557
Simmons First National Corp., Class A	2,281	40,647
Southside Bancshares, Inc.	526	15,833
Stewart Information Services Corp.	476	22,048
StoneX Group, Inc.*	308	28,915
Tompkins Financial Corp.	220	11,425
Triumph Financial, Inc.*	397	25,499
Trupanion, Inc.*(a)	617	18,343
TrustCo Bank Corp. NY	333	9,480
Trustmark Corp.	1,070	24,653
Two Harbors Investment Corp. REIT	1,760	24,235
United Fire Group, Inc.	380	7,513
Universal Insurance Holdings, Inc.	481	6,089
Veritex Holdings, Inc.	949	17,851
Virtus Investment Partners, Inc.	124	25,680
Walker & Dunlop, Inc.	554	47,278
WisdomTree, Inc.	1,960	14,308
World Acceptance Corp.*	59	7,954
WSFS Financial Corp.	1,082	42,523

(Cost $2,182,962)		2,052,084

Health Care — 9.9%
Addus HomeCare Corp.*	292	25,608
AMN Healthcare Services, Inc.*	705	62,308
Amphastar Pharmaceuticals, Inc.*	663	35,345
AngioDynamics, Inc.*	685	5,501
Anika Therapeutics, Inc.*	256	4,570
Arcus Biosciences, Inc.*	916	18,778
Avid Bioservices, Inc.*	1,094	12,909
Catalyst Pharmaceuticals, Inc.*	1,731	24,303
Certara, Inc.*	1,850	29,896
Coherus Biosciences, Inc.*	1,134	6,044
Community Health Systems, Inc.*	2,199	7,433
Computer Programs and Systems, Inc.*	248	4,035
CONMED Corp.	544	60,634
Cross Country Healthcare, Inc.*	621	15,997
Cytokinetics, Inc.*	1,704	59,538
Dynavax Technologies Corp.*	2,146	30,817
Embecta Corp.	1,004	18,403
Enanta Pharmaceuticals, Inc.*	345	5,123
Ensign Group, Inc.	994	99,619
Fulgent Genetics, Inc.*	346	11,335
Glaukos Corp.*	859	64,545
HealthStream, Inc.	424	8,917
Innoviva, Inc.*	1,103	14,063
Integer Holdings Corp.*	595	50,759
Ironwood Pharmaceuticals, Inc.*	2,493	21,938
iTeos Therapeutics, Inc.*	430	5,188
Ligand Pharmaceuticals, Inc.*	297	19,534
Merit Medical Systems, Inc.*	1,021	66,651
ModivCare, Inc.*	243	7,800
Myriad Genetics, Inc.*	1,476	26,347
NextGen Healthcare, Inc.*	940	17,117
OraSure Technologies, Inc.*	1,273	8,224
Orthofix Medical, Inc.*	600	12,696
Owens & Minor, Inc.*	1,338	22,612

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

August 31, 2023

	Number of Shares	Value
Health Care (Continued)
Pediatrix Medical Group, Inc.*	1,498	$21,167
Phibro Animal Health Corp., Class A	341	4,757
Prestige Consumer Healthcare, Inc.*	873	50,922
RadNet, Inc.*	1,012	33,811
REGENXBIO, Inc.*	661	11,700
Select Medical Holdings Corp.	1,859	54,301
uniQure NV*	723	6,297
US Physical Therapy, Inc.	258	26,014
Vanda Pharmaceuticals, Inc.*	996	5,169
Varex Imaging Corp.*	701	13,789
Veradigm, Inc.*	1,918	25,663
Vericel Corp.*	857	28,135
Vir Biotechnology, Inc.*	1,332	16,863
Xencor, Inc.*	1,092	24,002

(Cost $1,303,736)		1,207,177

Industrials — 17.6%
AAON, Inc.	1,143	72,078
ABM Industries, Inc.	1,181	53,641
Alamo Group, Inc.	180	30,897
Allegiant Travel Co.	275	24,431
American Woodmark Corp.*	291	22,602
Applied Industrial Technologies, Inc.	687	106,052
ArcBest Corp.	426	44,981
Arcosa, Inc.	862	67,426
Astec Industries, Inc.	399	21,873
AZZ, Inc.	437	21,457
Barnes Group, Inc.	912	35,842
Boise Cascade Co.	703	76,887
Brady Corp., Class A	810	40,856
Comfort Systems USA, Inc.	633	116,833
CSG Systems International, Inc.	545	29,599
Deluxe Corp.	756	15,286
Dycom Industries, Inc.*	519	51,864
Encore Wire Corp.	316	52,080
Enerpac Tool Group Corp.	999	26,174
EnPro Industries, Inc.	373	50,873
Enviri Corp.*	1,395	10,393
Federal Signal Corp.	1,084	66,070
Forward Air Corp.	456	32,294
GEO Group, Inc.*	2,179	15,776
Gibraltar Industries, Inc.*	544	40,816
Granite Construction, Inc.	767	31,669
Greenbrier Cos., Inc.	576	24,515
Griffon Corp.	833	34,878
Heartland Express, Inc.	817	12,329
Heidrick & Struggles International, Inc.	348	9,219
Hillenbrand, Inc.	1,241	60,114
HNI Corp.	836	27,387
Hub Group, Inc., Class A*	586	45,731
Interface, Inc.	1,020	10,537
John Bean Technologies Corp.	568	62,429
Kelly Services, Inc., Class A	607	11,223
Kennametal, Inc.	1,415	37,455
Korn Ferry	925	47,156
Lindsay Corp.	193	23,951
Liquidity Services, Inc.*	421	7,683
Matson, Inc.	640	56,243

	Number of Shares	Value
Industrials (Continued)
Matthews International Corp., Class A	534	$22,524
MillerKnoll, Inc.	1,326	25,327
MYR Group, Inc.*	300	42,621
NOW, Inc.*	1,941	21,681
OPENLANE, Inc.*	1,973	30,799
Pitney Bowes, Inc.	2,841	9,347
Powell Industries, Inc.	160	13,435
Proto Labs, Inc.*	476	14,042
Quanex Building Products Corp.	584	15,756
Resideo Technologies, Inc.*	2,629	44,325
Resources Connection, Inc.	557	8,639
SkyWest, Inc.*	800	36,080
SPX Technologies, Inc.*	810	64,006
Standex International Corp.	210	32,262
Tennant Co.	327	26,955
Trinity Industries, Inc.	1,430	35,850
TrueBlue, Inc.*	575	8,700
TTEC Holdings, Inc.	331	9,851
Veritiv Corp.	243	40,904
Viad Corp.*	362	10,277
Wabash National Corp.	837	18,874

(Cost $1,829,640)		2,161,855

Information Technology — 14.6%
8x8, Inc.*	1,984	6,448
A10 Networks, Inc.	1,126	16,766
Adeia, Inc.	1,932	19,436
ADTRAN Holdings, Inc.	1,341	11,466
Agilysys, Inc.*	349	24,620
Alarm.com Holdings, Inc.*	892	52,245
Arlo Technologies, Inc.*	1,682	16,433
Axcelis Technologies, Inc.*	582	111,831
Badger Meter, Inc.	518	86,030
Benchmark Electronics, Inc.	617	15,882
Cohu, Inc.*	836	31,258
Consensus Cloud Solutions, Inc.*	310	9,898
CTS Corp.	559	24,959
Digi International, Inc.*	627	20,929
Digital Turbine, Inc.*	1,585	14,122
Diodes, Inc.*	813	66,544
Ebix, Inc.	412	6,881
ePlus, Inc.*	472	31,331
Extreme Networks, Inc.*	2,301	63,163
Fabrinet*	643	103,375
FormFactor, Inc.*	1,382	48,812
Harmonic, Inc.*	1,997	21,328
Insight Enterprises, Inc.*	514	82,286
InterDigital, Inc.	472	40,927
Itron, Inc.*	810	55,412
Kulicke & Soffa Industries, Inc.	1,014	52,454
LiveRamp Holdings, Inc.*	1,136	36,738
Methode Electronics, Inc.	634	20,447
NETGEAR, Inc.*	508	6,696
NetScout Systems, Inc.*	1,184	33,898
OneSpan, Inc.*	620	7,595
Onto Innovation, Inc.*	869	120,774
OSI Systems, Inc.*	275	37,496
Plexus Corp.*	486	49,353

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

August 31, 2023

	Number of Shares	Value
Information Technology (Continued)
Progress Software Corp.	776	$47,212
Rambus, Inc.*	1,929	108,931
Rogers Corp.*	330	47,688
ScanSource, Inc.*	445	14,587
Semtech Corp.*	1,156	30,229
SPS Commerce, Inc.*	648	120,612
Veeco Instruments, Inc.*	903	26,359
Viavi Solutions, Inc.*	3,947	41,246

(Cost $1,384,650)		1,784,697

Materials — 5.5%
AdvanSix, Inc.	485	16,044
American Vanguard Corp.	488	6,744
Balchem Corp.	577	81,069
Carpenter Technology Corp.	853	53,423
Century Aluminum Co.*	898	6,681
Clearwater Paper Corp.*	295	11,296
Compass Minerals International, Inc.	599	18,060
Hawkins, Inc.	332	20,647
Haynes International, Inc.	221	10,787
HB Fuller Co.	968	70,209
Innospec, Inc.	444	47,694
Kaiser Aluminum Corp.	280	21,258
Koppers Holdings, Inc.	367	14,052
Livent Corp.*(a)	3,194	68,575
Materion Corp.	369	40,144
Minerals Technologies, Inc.	570	34,827
Quaker Chemical Corp.	247	43,838
Stepan Co.	371	32,377
SunCoke Energy, Inc.	1,461	13,587
TimkenSteel Corp.*	695	15,227
Trinseo PLC	614	6,465
Warrior Met Coal, Inc.	930	36,791

(Cost $648,923)		669,795

Real Estate — 7.7%
Acadia Realty Trust REIT	1,709	25,447
Alexander & Baldwin, Inc. REIT	1,278	23,017
American Assets Trust, Inc. REIT	919	19,676
Anywhere Real Estate, Inc.*	1,955	12,825
Armada Hoffler Properties, Inc. REIT	1,186	13,508
Brandywine Realty Trust REIT	3,022	15,110
CareTrust REIT, Inc. REIT	1,740	35,061
Centerspace REIT	261	16,897
Chatham Lodging Trust REIT	865	8,460
Cushman & Wakefield PLC*	2,851	26,201
DiamondRock Hospitality Co. REIT	3,666	29,548
Easterly Government Properties, Inc. REIT	1,688	22,569
Elme Communities REIT	1,583	24,347
Four Corners Property Trust, Inc. REIT	1,557	39,174
Getty Realty Corp. REIT	811	24,346
Hudson Pacific Properties, Inc. REIT	2,251	15,329
Innovative Industrial Properties, Inc. REIT	502	43,815
JBG SMITH Properties REIT	1,734	27,189
Kennedy-Wilson Holdings, Inc.	2,126	33,952
LTC Properties, Inc. REIT	748	24,579
LXP Industrial Trust REIT	5,218	51,241
Office Properties Income Trust REIT	856	6,334
Pebblebrook Hotel Trust REIT	2,215	32,051

	Number of Shares	Value
Real Estate (Continued)
Retail Opportunity Investments Corp. REIT	2,203	$29,652
RPT Realty REIT	1,577	17,883
SITE Centers Corp. REIT	3,198	42,693
SL Green Realty Corp. REIT (a)	1,156	45,385
St Joe Co.	600	37,044
Summit Hotel Properties, Inc. REIT	1,869	10,859
Sunstone Hotel Investors, Inc. REIT	3,690	33,136
Tanger Factory Outlet Centers, Inc. REIT	1,883	43,780
Uniti Group, Inc. REIT	4,149	22,280
Urban Edge Properties REIT	2,083	34,078
Veris Residential, Inc. REIT*	1,402	26,091
Whitestone REIT	834	8,340
Xenia Hotels & Resorts, Inc. REIT	1,905	22,479

(Cost $1,035,863)		944,376

Utilities — 2.0%
American States Water Co.	648	54,568
Avista Corp.	1,351	44,975
California Water Service Group	999	50,200
Middlesex Water Co.	309	23,255
Northwest Natural Holding Co.	648	25,453
SJW Group	496	32,617
Unitil Corp.	280	13,670

(Cost $270,114)		244,738

TOTAL COMMON STOCKS (Cost $11,642,552)		12,242,147

OTHER INVESTMENTS — 0.0%
Health Care — 0.0%
Omniab, Inc. $12.50 Earnout*(b)(c)	105	0
Omniab, Inc. $15.00 Earnout*(b)(c)	105	0

(Cost $0)		0

TOTAL OTHER INVESTMENTS (Cost $0)		0

EXCHANGE-TRADED FUNDS — 0.1%
iShares ESG Screened S&P Small-Cap ETF	20	707
SPDR Portfolio S&P 600 Small Cap ETF	63	2,475

(Cost $2,877)		3,182

SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e) (Cost $145,100)	145,100	145,100

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (d) (Cost $4,613)	4,613	4,613

TOTAL INVESTMENTS — 101.2% (Cost $11,795,142)		$12,395,042
Other assets and liabilities, net — (1.2%)		(141,560)

NET ASSETS — 100.0%		$12,253,482

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

August 31, 2023

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e)
22,525	122,575	(f)	—	—	—	508	—	145,100	145,100

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (d)
33,982	398,587		(427,956)	—	—	248	—	4,613	4,613

56,507	521,162		(427,956)	—	—	756	—	149,713	149,713

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2023 amounted to $140,371, which is 1.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)

Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of OmniAb, Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$12,242,147	$—	$—	$12,242,147
Other Investments	—	—	0	0
Exchange-Traded Funds	3,182	—	—	3,182
Short-Term Investments (a)	149,713	—	—	149,713

TOTAL	$12,395,042	$—	$0	$12,395,042

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	39

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2023

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P 500 Growth ESG ETF	Xtrackers S&P 500 Value ESG ETF	Xtrackers S&P ESG Dividend Aristocrats ETF
Assets
Investment in non-affiliated securities at value	$882,437,630	$6,557,966	$5,308,401	$4,999,435
Investment in DWS Government Money Market Series	1,432,502	1,630	493	1,971
Deposit with broker for futures contracts	143,000	—	—	—
Receivables:
Dividends	1,235,921	8,344	9,324	13,747
Interest	4,918	6	16	12

Total assets	$885,253,971	$6,567,946	$5,318,234	$5,015,165

Liabilities
Payables:
Investment securities purchased	$—	$—	$—	$3,574
Investment advisory fees	72,993	817	675	641
Variation margin on futures contracts	27,296	—	—	—

Total liabilities	100,289	817	675	4,215

Net Assets, at value	$885,153,682	$6,567,129	$5,317,559	$5,010,950

Net Assets Consist of
Paid-in capital	$856,250,174	$5,513,707	$5,000,025	$5,074,580
Distributable earnings (loss)	28,903,508	1,053,422	317,534	(63,630)

Net Assets, at value	$885,153,682	$6,567,129	$5,317,559	$5,010,950

Number of Common Shares outstanding	21,400,001	200,001	200,001	200,001

Net Asset Value	$41.36	$32.84	$26.59	$25.05

Investment in non-affiliated securities at cost	$837,995,246	$5,454,728	$4,987,971	$5,009,430

Investment in DWS Government Money Market Series at cost	$1,432,502	$1,630	$493	$1,971

See Notes to Financial Statements.	40

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2023

	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
Assets
Investment in non-affiliated securities at value	$11,933,734	$12,245,329
Investment in DWS Government Money Market Series	9,093	4,613
Investment in DWS Government & Agency Securities Portfolio*	77,625	145,100
Receivables:
Investment securities sold	—	20,712
Dividends	11,557	12,291
Interest	50	19
Securities lending income	7	32

Total assets	$12,032,066	$12,428,096

Liabilities
Payable upon return of securities loaned	$77,625	$145,100
Payables:
Investment securities purchased	—	27,955
Investment advisory fees	1,516	1,559

Total liabilities	79,141	174,614

Net Assets, at value	$11,952,925	$12,253,482

Net Assets Consist of
Paid-in capital	$11,668,515	$12,731,023
Distributable earnings (loss)	284,410	(477,541)

Net Assets, at value	$11,952,925	$12,253,482

Number of Common Shares outstanding	450,001	500,001

Net Asset Value	$26.56	$24.51

Investment in non-affiliated securities at cost	$11,141,610	$11,645,429

Value of securities loaned	$75,528	$140,371

Investment in DWS Government Money Market Series at cost	$9,093	$4,613

Investment in DWS Government & Agency Securities Portfolio at cost*	$77,625	$145,100

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	41

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2023

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P 500 Growth ESG ETF(1)	Xtrackers S&P 500 Value ESG ETF(1)	Xtrackers S&P ESG Dividend Aristocrats ETF(1)
Investment Income
Unaffiliated dividend income*	$12,503,674	$58,511	$99,482	$117,717
Affiliated dividend income	—	—	—	118
Income distributions from affiliated funds	64,810	109	107	163
Affiliated securities lending income	2	1	3	5
Unaffiliated securities lending income, net of borrower rebates	8,867	103	—	1

Total investment income	12,577,353	58,724	99,592	118,004

Expenses
Investment advisory fees	801,959	6,976	6,271	6,133
Other expenses	58	—	—	—

Total expenses	802,017	6,976	6,271	6,133

Less fees waived (see note 3):
Waiver	(74,020)	(1)	(1)	(3)

Net expenses	727,997	6,975	6,270	6,130

Net investment income (loss)	11,849,356	51,749	93,322	111,874

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(13,583,521)	(67,505)	(23,756)	(79,500)
Investments in affiliates	—	—	—	1,007
In-kind redemptions	38,801,871	524,991	—	87,740
Futures contracts	6,841	—	—	—

Net realized gain (loss)	25,225,191	457,486	(23,756)	9,247

Net change in unrealized appreciation (depreciation) on:
Investments	83,739,141	1,103,238	320,430	(9,995)
Futures contracts	60,342	—	—	—

Net change in unrealized appreciation (depreciation)	83,799,483	1,103,238	320,430	(9,995)

Net realized and unrealized gain (loss) on investments and futures	109,024,674	1,560,724	296,674	(748)

Net Increase (Decrease) in Net Assets Resulting from Operations	$120,874,030	$1,612,473	$389,996	$111,126

* Unaffiliated foreign tax withheld	$1,154	$—	$7	$—

(1)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.

See Notes to Financial Statements.	42

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2023

	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
Investment Income
Unaffiliated dividend income*	$180,432	$180,231
Income distributions from affiliated funds	317	248
Affiliated securities lending income	374	508
Unaffiliated securities lending income, net of borrower rebates	287	890

Total investment income	181,410	181,877

Expenses
Investment advisory fees	17,036	16,088
Other expenses	58	58

Total expenses	17,094	16,146

Less fees waived (see note 3):
Waiver	(5)	(4)

Net expenses	17,089	16,142

Net investment income (loss)	164,321	165,735

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(229,076)	(666,285)

Net realized gain (loss)	(229,076)	(666,285)

Net change in unrealized appreciation (depreciation) on:
Investments	1,170,609	1,194,348

Net change in unrealized appreciation (depreciation)	1,170,609	1,194,348

Net realized and unrealized gain (loss) on investments	941,533	528,063

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,105,854	$693,798

* Unaffiliated foreign tax withheld	$—	$196

See Notes to Financial Statements.	43

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers S&P 500 ESG ETF		Xtrackers S&P 500 Growth ESG ETF	Xtrackers S&P 500 Value ESG ETF
	Year Ended August 31, 2023	Year Ended August 31, 2022	For the Period November 9, 2022(1) to August 31, 2023	For the Period November 9, 2022(1) to August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$11,849,356	$11,009,626	$51,749	$93,322
Net realized gain (loss)	25,225,191	82,828,583	457,486	(23,756)
Net change in net unrealized appreciation (depreciation)	83,799,483	(185,980,755)	1,103,238	320,430

Net increase (decrease) in net assets resulting from operations	120,874,030	(92,142,546)	1,612,473	389,996

Distributions to Shareholders	(11,480,600)	(10,676,805)	(37,566)	(72,462)

Fund Shares Transactions
Proceeds from shares sold	315,559,828	454,290,442	7,802,232	5,000,000
Value of shares redeemed	(287,664,724)	(348,358,077)	(2,810,035)	—

Net increase (decrease) in net assets resulting from fund share transactions	27,895,104	105,932,365	4,992,197	5,000,000

Total net increase (decrease) in Net Assets	137,288,534	3,113,014	6,567,104	5,317,534

Net Assets
Beginning of period	747,865,148	744,752,134	25	25

End of period	$885,153,682	$747,865,148	$6,567,129	$5,317,559

Changes in Shares Outstanding
Shares outstanding, beginning of period	21,000,001	18,650,001	1	1
Shares sold	8,450,000	11,650,000	300,000	200,000
Shares redeemed	(8,050,000)	(9,300,000)	(100,000)	—

Shares outstanding, end of period	21,400,001	21,000,001	200,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	44

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P ESG Dividend Aristocrats ETF	Xtrackers S&P MidCap 400 ESG ETF		Xtrackers S&P SmallCap 600 ESG ETF
	For the Period November 9, 2022(1) to August 31, 2023	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2023	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$111,874	$164,321	$134,537	$165,735	$125,129
Net realized gain (loss)	9,247	(229,076)	(119,108)	(666,285)	(145,350)
Net change in net unrealized appreciation (depreciation)	(9,995)	1,170,609	(1,161,848)	1,194,348	(1,080,165)

Net increase (decrease) in net assets resulting from operations	111,126	1,105,854	(1,146,419)	693,798	(1,100,386)

Distributions to Shareholders	(87,024)	(160,493)	(125,672)	(153,399)	(182,588)

Fund Shares Transactions
Proceeds from shares sold	6,282,907	—	2,580,181	2,320,499	1,210,311
Value of shares redeemed	(1,296,084)	—	(1,257,281)	—	(1,205,460)

Net increase (decrease) in net assets resulting from fund share transactions	4,986,823	—	1,322,900	2,320,499	4,851

Total net increase (decrease) in Net Assets	5,010,925	945,361	50,809	2,860,898	(1,278,123)

Net Assets
Beginning of period	25	11,007,564	10,956,755	9,392,584	10,670,707

End of period	$5,010,950	$11,952,925	$11,007,564	$12,253,482	$9,392,584

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	450,001	400,001	400,001	400,001
Shares sold	250,000	—	100,000	100,000	50,000
Shares redeemed	(50,000)	—	(50,000)	—	(50,000)

Shares outstanding, end of period	200,001	450,001	450,001	500,001	400,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	45

DBX ETF Trust

Financial Highlights

Xtrackers S&P 500 ESG ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2019(a)
	2023	2022	2021	2020
Net Asset Value, beginning of period	$35.61	$39.93	$31.08	$25.30	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.60	0.53	0.49	0.50	0.10
Net realized and unrealized gain (loss)	5.72	(4.32)	8.79	5.85	0.20

Total from investment operations	6.32	(3.79)	9.28	6.35	0.30

Less distributions from:
Net investment income	(0.57)	(0.53)	(0.43)	(0.57)	—

Total distributions	(0.57)	(0.53)	(0.43)	(0.57)	—

Net Asset Value, end of period	$41.36	$35.61	$39.93	$31.08	$25.30

Total Return (%)(c)	17.99	(9.59)	30.16	25.71	1.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	885	748	745	270	11
Ratio of expenses before fee waiver (%)	0.11	0.11	0.11	0.11	0.11	*
Ratio of expenses after fee waiver (%)	0.10	0.10	0.10	0.11	0.11	*
Ratio of net investment income (loss) (%)	1.63	1.37	1.41	1.86	2.08	*
Portfolio turnover rate (%)(d)	9	6	13	11	0	**

Xtrackers S&P 500 Growth ESG ETF Selected Per Share Data	Period Ended 8/31/2023(e)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.26
Net realized and unrealized gain (loss)	7.77

Total from investment operations	8.03

Less distributions from:
Net investment income	(0.19)

Total distributions	(0.19)

Net Asset Value, end of period	$32.84

Total Return (%)(c)	32.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*
Ratio of net investment income (loss) (%)	1.11	*
Portfolio turnover rate (%)(d)	57	**

(a)	For the period June 26, 2019 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	46

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 Value ESG ETF Selected Per Share Data	Period Ended 8/31/2023(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.47
Net realized and unrealized gain (loss)	1.48

Total from investment operations	1.95

Less distributions from:
Net investment income	(0.36)

Total distributions	(0.36)

Net Asset Value, end of period	$26.59

Total Return (%)(c)	7.91	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*
Ratio of net investment income (loss) (%)	2.23	*
Portfolio turnover rate (%)(d)	66	**

Xtrackers S&P ESG Dividend Aristocrats ETF Selected Per Share Data	Period Ended 8/31/2023(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.56
Net realized and unrealized gain (loss)	(0.07)

Total from investment operations	0.49

Less distributions from:
Net investment income	(0.44)

Total distributions	(0.44)

Net Asset Value, end of period	$25.05

Total Return (%)(c)	1.99	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*
Ratio of net investment income (loss) (%)	2.74	*
Portfolio turnover rate (%)(d)	29	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	47

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P MidCap 400 ESG ETF Selected Per Share Data	Years Ended August 31,		Period Ended 8/31/2021(a)
	2023	2022
Net Asset Value, beginning of period	$24.46	$27.39	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.37	0.32	0.14
Net realized and unrealized gain (loss)	2.09	(2.94)	2.33

Total from investment operations	2.46	(2.62)	2.47

Less distributions from:
Net investment income	(0.36)	(0.31)	(0.08)

Total distributions	(0.36)	(0.31)	(0.08)

Net Asset Value, end of period	$26.56	$24.46	$27.39

Total Return (%)(c)	10.18	(9.64)	9.92	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	12	11	11
Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	*
Ratio of net investment income (loss) (%)	1.45	1.24	1.00	*
Portfolio turnover rate (%)(d)	39	41	27	**

Xtrackers S&P SmallCap 600 ESG ETF Selected Per Share Data	Years Ended August 31,		Period Ended 8/31/2021(a)
	2023	2022
Net Asset Value, beginning of period	$23.48	$26.68	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.36	0.31	0.16
Net realized and unrealized gain (loss)	1.01	(3.05)	1.59

Total from investment operations	1.37	(2.74)	1.75

Less distributions from:
Net investment income	(0.34)	(0.34)	(0.07)
Net realized gains	—	(0.12)	—

Total distributions	(0.34)	(0.46)	(0.07)

Net Asset Value, end of period	$24.51	$23.48	$26.68

Total Return (%)(c)	5.95	(10.43)	7.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	12	9	11
Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	*
Ratio of net investment income (loss) (%)	1.55	1.22	1.19	*
Portfolio turnover rate (%)(d)	31	43	25	**

(a)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	48

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2023, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers S&P 500 ESG ETF
Xtrackers S&P 500 Growth ESG ETF
Xtrackers S&P 500 Value ESG ETF
Xtrackers S&P ESG Dividend Aristocrats ETF
Xtrackers S&P MidCap 400 ESG ETF
Xtrackers S&P SmallCap 600 ESG ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF offers shares that are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers S&P 500 ESG ETF	S&P 500 ESG Index
Xtrackers S&P 500 Growth ESG ETF	S&P 500 Growth ESG Index
Xtrackers S&P 500 Value ESG ETF	S&P 500 Value ESG Index
Xtrackers S&P ESG Dividend Aristocrats ETF	S&P ESG High Yield Dividend Aristocrats Index
Xtrackers S&P MidCap 400 ESG ETF	S&P MidCap 400 ESG Index
Xtrackers S&P SmallCap 600 ESG ETF	S&P SmallCap 600 ESG Index

S&P 500 ESG Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P 500 Growth ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. In addition, the Underlying Index reweights quarterly after the close of business on the last working day of July, October and January. The Fund rebalances/reweights its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance/reweighting schedule will result in corresponding changes to the Fund’s rebalance/reweighting schedule.

49

DBX ETF Trust

Notes to Financial Statements (Continued)

S&P 500 Value ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Value Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. In addition, the Underlying Index reweights quarterly after the close of business on the last working day of July, October and January. The Fund rebalances/reweights its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance/reweighting schedule will result in corresponding changes to the Fund’s rebalance/reweighting schedule.

S&P ESG High Yield Dividend Aristocrats Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of January. Constituent weights are updated quarterly after the close of the last business day in April, July and October. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P MidCap 400 ESG Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P SmallCap 600 ESG is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund

50

DBX ETF Trust

Notes to Financial Statements (Continued)

qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

51

DBX ETF Trust

Notes to Financial Statements (Continued)

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2023, the Funds did not incur any interest or penalties.

As of August 31, 2023 the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers S&P 500 ESG ETF	$2,593,173	$(5,501,586)	$31,811,921	$28,903,508
Xtrackers S&P 500 Growth ESG ETF	14,183	(25,585)	1,064,824	1,053,422
Xtrackers S&P 500 Value ESG ETF	20,860	(23,434)	320,108	317,534
Xtrackers S&P ESG Dividend Aristocrats ETF	24,850	(60,249)	(28,231)	(63,630)
Xtrackers S&P MidCap 400 ESG ETF	34,272	(310,016)	560,154	284,410
Xtrackers S&P SmallCap 600 ESG ETF	40,178	(931,058)	413,339	(477,541)

The tax character of dividends and distributions declared for the period ended August 31, 2023 and year ended August 31, 2022 were as follows:

Period Ended August 31, 2023
Ordinary Income*
Xtrackers S&P 500 ESG ETF	$11,480,600
Xtrackers S&P 500 Growth ESG ETF	37,566
Xtrackers S&P 500 Value ESG ETF	72,462
Xtrackers S&P ESG Dividend Aristocrats ETF	87,024
Xtrackers S&P MidCap 400 ESG ETF	160,493
Xtrackers S&P SmallCap 600 ESG ETF	153,399

Year Ended August 31, 2022
Ordinary Income*
Xtrackers S&P 500 ESG ETF	$10,676,805
Xtrackers S&P MidCap 400 ESG ETF	125,672
Xtrackers S&P SmallCap 600 ESG ETF	182,588

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

52

DBX ETF Trust

Notes to Financial Statements (Continued)

At August 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers S&P 500 ESG ETF	$4,198,330	$1,301,855	$5,500,185
Xtrackers S&P 500 Growth ESG ETF	25,585	—	25,585
Xtrackers S&P 500 Value ESG ETF	23,406	—	23,406
Xtrackers S&P ESG Dividend Aristocrats ETF	60,249	—	60,249
Xtrackers S&P MidCap 400 ESG ETF	101,872	208,144	310,016
Xtrackers S&P SmallCap 600 ESG ETF	204,598	726,460	931,058

For the period ended August 31, 2023, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers S&P 500 ESG ETF	$(35,888,734)	$35,888,734
Xtrackers S&P 500 Growth ESG ETF	(521,485)	521,485
Xtrackers S&P ESG Dividend Aristocrats ETF	(87,732)	87,732

As of August 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers S&P 500 ESG ETF	$852,058,211	$31,811,921	$91,642,695	$(59,830,774)
Xtrackers S&P 500 Growth ESG ETF	5,494,772	$1,064,824	1,195,207	(130,383)
Xtrackers S&P 500 Value ESG ETF	4,988,786	$320,108	553,331	(233,223)
Xtrackers S&P ESG Dividend Aristocrats ETF	5,029,637	$(28,231)	288,332	(316,563)
Xtrackers S&P MidCap 400 ESG ETF	11,460,298	$560,154	1,615,342	(1,055,188)
Xtrackers S&P SmallCap 600 ESG ETF	11,981,703	$413,339	1,874,526	(1,461,187)

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending  The Bank of New York Mellon, as securities lending agent, lends securities of the Funds to certain financial institutions under the terms of its security lending agreement. Effective August 1, 2023, National Financial

53

DBX ETF Trust

Notes to Financial Statements (Continued)

Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2023, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.08% annualized effective rate as of August 31, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2023, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers S&P MidCap 400 ESG ETF
Common Stocks	$77,625	$—	$—	$—	$77,625

Gross amount of recognized liabilities for securities lending transactions					$77,625

Xtrackers S&P SmallCap 600 ESG ETF
Common Stocks	$145,100	$—	$—	$—	$145,100

Gross amount of recognized liabilities for securities lending transactions					$145,100

As of August 31, 2023, Xtrackers S&P 500 ESG ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF had no securities on loan.

Derivatives

Futures Contracts Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2023, Xtrackers S&P 500 ESG ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

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Notes to Financial Statements (Continued)

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2023 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers S&P 500 ESG ETF

Equity contracts	Unrealized appreciation on futures contracts*	$22,523	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended August 31, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers S&P 500 ESG ETF	$6,841

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers S&P 500 ESG ETF	$60,342

For the period ended August 31, 2023 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers S&P 500 ESG ETF	$1,870,683

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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DBX ETF Trust

Notes to Financial Statements (Continued)

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers S&P 500 ESG ETF	0.11%
Xtrackers S&P 500 Growth ESG ETF	0.15%
Xtrackers S&P 500 Value ESG ETF	0.15%
Xtrackers S&P ESG Dividend Aristocrats ETF	0.15%
Xtrackers S&P MidCap 400 ESG ETF	0.15%
Xtrackers S&P SmallCap 600 ESG ETF	0.15%

The Advisor for the Xtrackers S&P 500 ESG ETF has contractually agreed through December 21, 2023 to waive its fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the year ended August 31, 2023, the Advisor waived $72,905 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2023, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers S&P 500 ESG ETF	$1,115
Xtrackers S&P 500 Growth ESG ETF	1
Xtrackers S&P 500 Value ESG ETF	1
Xtrackers S&P ESG Dividend Aristocrats ETF	3
Xtrackers S&P MidCap 400 ESG ETF	5
Xtrackers S&P SmallCap 600 ESG ETF	4

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended August 31, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers S&P 500 ESG ETF	$67,565,274	$67,564,792
Xtrackers S&P 500 Growth ESG ETF	3,399,858	3,407,448
Xtrackers S&P 500 Value ESG ETF	3,413,677	3,430,048
Xtrackers S&P ESG Dividend Aristocrats ETF	1,500,505	1,523,664
Xtrackers S&P MidCap 400 ESG ETF	4,472,022	4,467,723
Xtrackers S&P SmallCap 600 ESG ETF	3,325,327	3,306,903

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DBX ETF Trust

Notes to Financial Statements (Continued)

For the year ended August 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers S&P 500 ESG ETF	$315,413,013	$287,351,345
Xtrackers S&P 500 Growth ESG ETF	7,833,088	2,827,866
Xtrackers S&P 500 Value ESG ETF	5,029,282	—
Xtrackers S&P ESG Dividend Aristocrats ETF	6,303,911	1,279,430
Xtrackers S&P MidCap 400 ESG ETF	—	—
Xtrackers S&P SmallCap 600 ESG ETF	2,316,147	—

5. Fund Share Transactions

As of August 31, 2023, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2023, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers S&P 500 Growth ESG ETF	95%
Xtrackers S&P 500 Value ESG ETF	95%
Xtrackers S&P ESG Dividend Aristocrats ETF	93%
Xtrackers S&P MidCap 400 ESG ETF	49%
Xtrackers S&P SmallCap 600 ESG ETF	71%

57

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF, Xtrackers S&P SmallCap 600 ESG ETF, Xtrackers S&P ESG Dividend Aristocrats ETF, Xtrackers S&P 500 Growth ESG ETF and Xtrackers S&P 500 Value ESG ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF, Xtrackers S&P SmallCap 600 ESG ETF, Xtrackers S&P ESG Dividend Aristocrats ETF, Xtrackers S&P 500 Growth ESG ETF, and Xtrackers S&P 500 Value ESG ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at August 31, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers S&P 500 ESG ETF	For the year ended August 31, 2023	For each of the two years in the period ended August 31, 2023	For each of the four years in the period ended August 31, 2023 and the period from June 26, 2019 (commencement of operations) through August 31, 2019
Xtrackers S&P MidCap 400 ESG ETF Xtrackers S&P SmallCap 600 ESG ETF	For the year ended August 31, 2023	For each of the two years in the period ended August 31, 2023	For each of the two years in the period ended August 31, 2023 and the period from February 24, 2021 (commencement of operations) through August 31, 2021
Xtrackers S&P ESG Dividend Aristocrats ETF Xtrackers S&P 500 Growth ESG ETF Xtrackers S&P 500 Value ESG ETF	For the period from November 9, 2022 (commencement of operations) through August 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 23, 2023

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DBX ETF Trust

Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

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DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members
Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairperson since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	42	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairperson of the Audit Committee since 2015	Chief Financial Officer, EyePoint Pharmaceuticals, Inc. (2019-present); Chief Financial Officer, Enzyvant (2018-2019); Chief Executive Officer, 2X Oncology, Inc. (2017- 2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	42	—
J. David Officer (1948) Board Member since 2011, Chairperson of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	42	(Chairman of) Ilex Management Ltd; Old Westbury Funds

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(4) (1975) President and Chief Executive Officer, 2016-present	Chief Administrative Officer Investment Division Americas, of DWS Investment Management Americas, Inc. and Manager (since 2023) and Chief Operating Officer of the Advisor (2016-present). Formerly: Programmes (Head 2021-2023), of DWS Investment Management Americas, Inc.; Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014- 2020); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Diane Kenneally(4) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018- present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(4) (1967) Chief Compliance Officer, 2010-present	AFC Compliance US (Senior Team Lead), of DWS Investment Management Americas, Inc.; Compliance Department (2016- present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-2022); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(4) (1978) Vice President, 2016-present	Portfolio Engineering, Systematic Investments Solutions (Head), of DWS Investment Management Americas, Inc. (2018-present); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(5) (1962) Secretary, 2020-present	Legal (Associate General Counsel), DWS US Retail Legal (2003- present), of DWS Investment Management Americas, Inc.; Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Vice President, DBX Advisors LLC (2021-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011- present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); and Assistant Secretary of DBX ETF Trust (2019-2020).

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(5) (1962) Assistant Secretary, 2020-present	Legal (Senior Team Lead), DWS US Retail Legal, of DWS Investment Management Americas, Inc.; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020- present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); Secretary, Deutsche AM Service Company (2010-2017); and Chief Legal Officer, DBXStrategic Advisors LLC (2020-2021).
Jeffrey Berry(5) (1959) Assistant Treasurer, 2019-present	Fund Administration (Senior Specialist), of DWS Investment Management Americas, Inc.
Sheila Cadogan(5) (1966) Assistant Treasurer, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018- present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(6) (1964) Assistant Secretary, 2017-present	Senior Vice President, Director Regulatory Administration at BNY Mellon Asset Servicing (2023-present); Vice President at BNY Mellon Asset Servicing (2014-2023); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Christian Rijs(4) (1980) Anti-Money Laundering Compliance Officer, since October 21, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS Investment Management Americas, Inc.; AML Officer, DWS Trust Company (since November 2, 2021); AML Officer, DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since November 12, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO.

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(4)	Address: 875 Third Avenue, New York, New York 10022.
(5)	Address: 100 Summer Street, Boston, MA 02110.
(6)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2023.

	Qualified Dividend Income*	Dividends Received Deduction*
Xtrackers S&P 500 ESG ETF	100%	98%
Xtrackers S&P 500 Growth ESG ETF	100%	100%
Xtrackers S&P 500 Value ESG ETF	100%	90%
Xtrackers S&P ESG Dividend Aristocrats ETF	100%	95%
Xtrackers S&P MidCap 400 ESG ETF	93%	90%
Xtrackers S&P SmallCap 600 ESG ETF	92%	89%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more established companies. Small company stocks tend to be more volatile than medium-sized or large company stocks. Each Fund is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

Environmental, social and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employee, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or CBOE BZX Exchange, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The S&P 400 ESG Index, S&P 500 ESG Index and S&P 600 ESG Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by DBX Advisors LLC. S&P®, S&P 400®, S&P 500® and S&P 600®, are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DBX Advisors. The ESG Scores used in the Indexes are calculated by SAM. DBX Advisors LLC Xtrackers ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or SAM, and none of such parties make any representation regarding the advisability of investing in such ETFs, nor do they have any liability for any errors, omissions, or interruptions of the S&P 400 ESG Index, S&P 500 ESG Index and S&P 600 ESG Index.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured | No Bank Guarantee | May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-097578-1 (10/23) DBX005648 (10/24)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $476,661 for 2023 and $376,343 for 2022.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $118,250 for 2023 and $160,644 for 2022.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2022.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2022.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Funds’ Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the Xtrackers ETFs, or persons in financial reporting oversight roles at DWS that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Funds and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue to act as the Independent Registered Public Accounting Firm for the Funds.

•

EY advised the Funds’ Audit Committee that various covered persons within EY and EY’s affiliates held investments in, or had other financial relationships with, entities within the Xtrackers ETFs “investment company complex” (as defined in Regulation S-X). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any professionals who were part of the audit engagement team for the Funds ETFs or in the position to influence the audit engagement team for the Funds.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date November 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date November 2, 2023

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date November 2, 2023